     As filed with the Securities and Exchange Commission on April 25, 2017
                                                            File Nos. 333-200247
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 3                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 284                            [X]

                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account C
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President
                      Brighthouse Life Insurance Company
                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:


              On May 1, 2017 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]    on May 1, 2017 pursuant to paragraph (b) of Rule 485.

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND




                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C






                                                                        CLASS VA






                                                                     MAY 1, 2017



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 62 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 61 Investment Portfolios listed below.



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)


     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B) (formerly MetLife Balanced
         Plus Portfolio)


     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small
         Cap Value Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B) (formerly
         Met/Eaton Vance Floating Rate Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
         (formerly Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Templeton International Bond Portfolio (Class B)# (formerly
         Met/Templeton International Bond Portfolio)


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B) (formerly
         Met/Artisan Mid Cap Value Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G) (formerly Barclays
         Aggregate Bond Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G) (formerly MSCI EAFE(R)
         Index Portfolio)

     MetLife Russell 2000(R) Index Portfolio (Class G) (formerly Russell
         2000(R) Index Portfolio)


     MetLife Stock Index Portfolio (Class B)


     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)# (formerly Van Eck
         Global Natural Resources Portfolio)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.


To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 98 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2017

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Free Look........................................... 23
     Accumulation Units.................................. 24
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 32
     Three Month Market Entry Program.................... 33
     Automatic Rebalancing Program....................... 33
     Voting Rights....................................... 34
     Substitution of Investment Options.................. 34
4. EXPENSES.............................................. 34
     Product Charges..................................... 34
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 36
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 37
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 39
     Withdrawal Charge................................... 39
     Reduction or Elimination of the Withdrawal
       Charge............................................ 40
     Premium and Other Taxes............................. 40
     Transfer Fee........................................ 40
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 41
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 41
     Annuity Date........................................ 41
     Annuity Payments.................................... 41
     Annuity Options..................................... 42
     Variable Annuity Payments........................... 43
     Fixed Annuity Payments.............................. 44
6. ACCESS TO YOUR MONEY.................................. 44
     Systematic Withdrawal Program....................... 45
     Suspension of Payments or Transfers................. 46


7. LIVING BENEFITS....................................... 46
     Overview of Living Benefit Riders................... 46
     Guaranteed Income Benefits.......................... 47
     Description of GMIB Plus II......................... 48
     Description of GMIB Plus I.......................... 53
     Description of GMIB II.............................. 55
     Description of GMIB I............................... 56
     Guaranteed Withdrawal Benefits...................... 57
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 58
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 65
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 66
     Guaranteed Minimum Accumulation Benefit............. 71
8. PERFORMANCE........................................... 73
9. DEATH BENEFIT......................................... 74
     Upon Your Death..................................... 74
     Standard Death Benefit -- Principal Protection...... 75
     Optional Death Benefit -- Annual Step-Up............ 75
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 76
     Optional Death Benefit -- Compounded-Plus........... 79
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 79
     General Death Benefit Provisions.................... 80
     Spousal Continuation................................ 81
     Death of the Annuitant.............................. 81
     Controlled Payout................................... 81
10. FEDERAL INCOME TAX STATUS............................ 81
     Non-Qualified Contracts............................. 82
     Qualified Contracts................................. 85
11. OTHER INFORMATION.................................... 92
     BLIC................................................ 92
     Planned Separation from MetLife, Inc................ 92
     The Separate Account................................ 93
     Distributor......................................... 93
     Selling Firms....................................... 94
     Requests and Elections.............................. 95
     Ownership........................................... 96
     Legal Proceedings................................... 97
     Financial Statements................................ 97

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  98
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 60 and 67
Annuitant................................................................ 97
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center.................................................... 8
Annuity Units............................................................ 41
Beneficiary.............................................................. 96
Benefit Base............................................................. 66
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 76
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 95
Guaranteed Accumulation Amount........................................... 72
Guaranteed Withdrawal Amount............................................. 68
GWB Withdrawal Rate...................................................... 67
Income Base.............................................................. 48
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 96
Owner.................................................................... 96
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 59
Separate Account......................................................... 93
Total Guaranteed Withdrawal Amount....................................... 58

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                                P.O. Box 10366

                          Des Moines, Iowa 50306-0366

                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. BLIC is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   1.90%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%


  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))

  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.75%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.07%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.09%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Goldman Sachs Mid Cap Value Portfolio        0.72%         0.25%        0.04%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio          0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 BlackRock High Yield Portfolio              0.08%       1.00%           --          1.00%

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse Small Cap Value Portfolio       0.06%       1.10%         0.01%         1.09%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.92%           --          0.92%
  Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Brighthouse/Templeton International           --        0.94%           --          0.94%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Goldman Sachs Mid Cap Value Portfolio         --        1.01%         0.06%         0.95%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Harris Oakmark International Portfolio         0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation               0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                     0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio                0.65%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.04%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.40%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio         0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.80%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.72%         0.25%        0.03%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                         0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Harris Oakmark International Portfolio          --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation              0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio               0.05%       0.98%         0.02%         0.96%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                    --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation               --        1.02%         0.04%         0.98%
  Portfolio

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.06%         0.93%

 PanAgora Global Diversified Risk              0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio          --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio             0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio        0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio          0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value               --        1.10%           --          1.10%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.61%           --          0.61%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth          0.60%         0.25%        0.02%        --        0.87%         0.02%         0.85%
  Portfolio

 VanEck Global Natural Resources         0.78%         0.25%        0.03%        --        1.06%         0.01%         1.05%
  Portfolio

 Western Asset Management Strategic      0.57%         0.25%        0.03%      0.01%       0.86%         0.05%         0.81%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.03%        --        0.75%         0.01%         0.74%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,319     $2,373      $3,459      $6,504
    minimum       $1,237     $2,135      $3,075      $5,817



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $619      $1,833      $3,099      $6,504
    minimum        $537      $1,595      $2,715      $5,817



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $994      $1,379      $1,771      $2,961
    minimum        $912      $1,133      $1,358      $2,128



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $294        $839      $1,411      $2,961
    minimum        $212        $593      $  998      $2,128


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT


This prospectus describes the variable annuity contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.





2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.



Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint

Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.



OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

     BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio

Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
     Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------



   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
   Invesco Mid Cap Value Portfolio
   MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------



   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your

Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.

ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 61 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        BlackRock Global Tactical Strategies Portfolio


   (e)        Brighthouse Balanced Plus Portfolio

   (f)        Invesco Balanced-Risk Allocation Portfolio

   (g)        JPMorgan Global Active Allocation Portfolio


   (h)        MetLife Multi-Index Targeted Risk Portfolio

   (i)        PanAgora Global Diversified Risk Portfolio

   (j)        Pyramis(R) Managed Risk Portfolio

   (k)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)


     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B) (formerly MetLife Balanced
         Plus Portfolio)

     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small
         Cap Value Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B) (formerly
         Met/Eaton Vance Floating Rate Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
         (formerly Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Templeton International Bond Portfolio (Class B)# (formerly
         Met/Templeton International Bond Portfolio)


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B) (formerly
         Met/Artisan Mid Cap Value Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G) (formerly Barclays
         Aggregate Bond Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G) (formerly MSCI EAFE(R)
         Index Portfolio)

     MetLife Russell 2000(R) Index Portfolio (Class G) (formerly Russell
         2000(R) Index Portfolio)


     MetLife Stock Index Portfolio (Class B)


     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)# (formerly Van Eck
         Global Natural Resources Portfolio)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":



     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio



     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed

Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio


      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any

Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the

Automatic Annual Step-Up occurs to a rate that does not exceed the lower of:
(a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.

The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.



For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.



When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.

o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER

120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(4)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.

GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio

    (b)        the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

    (c)        the American Funds(R) Balanced Allocation

             Portfolio

    (d)        the American Funds(R) Growth Allocation Portfolio

    (e)        the American Funds(R) Moderate Allocation Portfolio

    (f)        the AQR Global Risk Balanced Portfolio


    (g)        the BlackRock Global Tactical Strategies Portfolio

    (h)        the BlackRock Ultra-Short Term Bond Portfolio

    (i)        the Brighthouse Asset Allocation 20 Portfolio

    (j)        the Brighthouse Asset Allocation 40 Portfolio

    (k)        the Brighthouse Asset Allocation 60 Portfolio

    (l)        the Brighthouse Asset Allocation 80 Portfolio

    (m)        the Brighthouse Balanced Plus Portfolio

    (n)        the Invesco Balanced-Risk Allocation Portfolio

    (o)        the JPMorgan Global Active Allocation Portfolio

    (p)        the MetLife Aggregate Bond Index Portfolio


    (q)        the MetLife Multi-Index Targeted Risk Portfolio

    (r)        the PanAgora Global Diversified Risk Portfolio

    (s)        the Pyramis(R) Government Income Portfolio

    (t)        the Pyramis(R) Managed Risk Portfolio

    (u)        the Schroders Global Multi-Asset Portfolio

    (v)        the SSGA Growth and Income ETF Portfolio

    (w)        the SSGA Growth ETF Portfolio

If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.

GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:

(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income
       Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING

GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial

Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
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Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit

Payment -  a. Lifetime Withdrawal Guarantee II -  Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.

For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or

(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.

If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        the American Funds(R) Balanced Allocation Portfolio

   (d)        the American Funds(R) Growth Allocation Portfolio

   (e)        the American Funds(R) Moderate Allocation Portfolio

   (f)        the AQR Global Risk Balanced Portfolio


   (g)        the BlackRock Global Tactical Strategies Portfolio

   (h)        the BlackRock Ultra-Short Term Bond Portfolio

   (i)        the Brighthouse Asset Allocation 20 Portfolio

   (j)        the Brighthouse Asset Allocation 40 Portfolio

   (k)        the Brighthouse Asset Allocation 60 Portfolio

   (l)        the Brighthouse Asset Allocation 80 Portfolio

   (m)        the Brighthouse Balanced Plus Portfolio

   (n)        the Invesco Balanced-Risk Allocation Portfolio

   (o)        the JPMorgan Global Active Allocation Portfolio

   (p)        the MetLife Aggregate Bond Index Portfolio


   (q)        the MetLife Multi-Index Targeted Risk Portfolio

   (r)        the PanAgora Global Diversified Risk Portfolio

   (s)        the Pyramis(R) Government Income Portfolio

   (t)        the Pyramis(R) Managed Risk Portfolio

   (u)        the Schroders Global Multi-Asset Portfolio

   (v)        the SSGA Growth and Income ETF Portfolio

   (w)        the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your

Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit

Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM
                              ----
DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic

Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the

Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years



      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.



The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.



Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American

Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed

Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.



If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.



If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that

                  Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
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in Good Order at our Annuity Service Center on or before May 1, 2009, we
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offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's

Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION



Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:



(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or



(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional

Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL



In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.

If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.

o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.



Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or



(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.



CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.

A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION


BLIC


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to

Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as MetLife Investors Variable Annuity Account One. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional
Information -- "Distribution" for a list of selling firms that received compensation during 2016, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or



o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.



We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2016. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.167893         10.479837             0.0000
01/01/2013 to 12/31/2013        10.479837         11.428729        11,269.9055
01/01/2014 to 12/31/2014        11.428729         12.037639        19,128.3277
01/01/2015 to 12/31/2015        12.037639         11.879490         9,149.1239
01/01/2016 to 12/31/2016        11.879490         12.075067         9,086.9185
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824             0.0000
01/01/2015 to 12/31/2015         1.036824          1.007302             0.0000
01/01/2016 to 12/31/2016         1.007302          1.008061             0.0000
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.007917          6.987538        33,522.6656
01/01/2009 to 12/31/2009         6.987538          8.866651        75,093.8700
01/01/2010 to 12/31/2010         8.866651          9.757837        88,181.5981
01/01/2011 to 12/31/2011         9.757837          9.370880        93,798.8099
01/01/2012 to 12/31/2012         9.370880         10.437432       109,050.8353
01/01/2013 to 12/31/2013        10.437432         12.138922       158,408.2820
01/01/2014 to 12/31/2014        12.138922         12.630942       175,256.6539
01/01/2015 to 12/31/2015        12.630942         12.305766       163,031.9906
01/01/2016 to 12/31/2016        12.305766         13.017151       136,391.0041
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.997918          6.337908        10,211.0993
01/01/2009 to 12/31/2009         6.337908          8.335439       109,736.4600
01/01/2010 to 12/31/2010         8.335439          9.281394       147,402.8344
01/01/2011 to 12/31/2011         9.281394          8.676032       135,724.4776
01/01/2012 to 12/31/2012         8.676032          9.887340       128,799.0664
01/01/2013 to 12/31/2013         9.887340         12.137129       159,715.4004
01/01/2014 to 12/31/2014        12.137129         12.669395       149,650.7084
01/01/2015 to 12/31/2015        12.669395         12.336982        91,554.6804
01/01/2016 to 12/31/2016        12.336982         13.189241        62,281.9104
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.987918          5.739826        10,372.6903
01/01/2009 to 12/31/2009         5.739826          7.821959        14,891.7100
01/01/2010 to 12/31/2010         7.821959          9.081346        26,069.1774
01/01/2011 to 12/31/2011         9.081346          8.500740        20,877.2229
01/01/2012 to 12/31/2012         8.500740          9.792130        19,469.7895
01/01/2013 to 12/31/2013         9.792130         12.469647        24,317.4359
01/01/2014 to 12/31/2014        12.469647         13.236223        19,726.8374
01/01/2015 to 12/31/2015        13.236223         13.830151        20,085.7965
01/01/2016 to 12/31/2016        13.830151         14.804645         8,479.4213
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.017917          7.658954         3,130.1184
01/01/2009 to 12/31/2009         7.658954          9.273025         9,941.4400
01/01/2010 to 12/31/2010         9.273025          9.999953        26,417.7997
01/01/2011 to 12/31/2011         9.999953          9.830917       109,800.4259
01/01/2012 to 12/31/2012         9.830917         10.690383        68,612.4242
01/01/2013 to 12/31/2013        10.690383         11.907408        53,012.5348
01/01/2014 to 12/31/2014        11.907408         12.395351        49,548.8284
01/01/2015 to 12/31/2015        12.395351         12.073754        54,912.7731
01/01/2016 to 12/31/2016        12.073754         12.677341        54,566.7612
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.095853         11.462767        14,504.6584
01/01/2013 to 12/31/2013        11.462767         10.865597        13,010.2993
01/01/2014 to 12/31/2014        10.865597         11.087286        15,468.0980
01/01/2015 to 12/31/2015        11.087286          9.837128         9,533.5864
01/01/2016 to 12/31/2016         9.837128         10.516928         8,046.8313
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.924071         10.211120        41,222.3487
01/01/2013 to 12/31/2013        10.211120         11.051764        61,196.1518
01/01/2014 to 12/31/2014        11.051764         11.485267        57,939.1844
01/01/2015 to 12/31/2015        11.485267         11.256840        85,755.4433
01/01/2016 to 12/31/2016        11.256840         11.534440        79,976.0196
--------------------------      ---------         ---------       ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        15.860568         11.824810             0.0000
01/01/2009 to 12/31/2009        11.824810         17.014752        20,244.2300
01/01/2010 to 12/31/2010        17.014752         19.327799        25,974.5991
01/01/2011 to 12/31/2011        19.327799         19.409454        11,984.7256
01/01/2012 to 12/31/2012        19.409454         22.192562        11,951.6746
01/01/2013 to 12/31/2013        22.192562         23.807246        13,067.1305
01/01/2014 to 12/31/2014        23.807246         24.128934        11,085.6221
01/01/2015 to 12/31/2015        24.128934         22.716618         8,955.9662
01/01/2016 to 12/31/2016        22.716618         25.404742         8,770.9724
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        19.194490         16.005296       120,966.0584
01/01/2008 to 12/31/2008        16.005296          9.158910        89,617.4257
01/01/2009 to 12/31/2009         9.158910         12.107964        82,561.9300
01/01/2010 to 12/31/2010        12.107964         13.793766        82,309.6616
01/01/2011 to 12/31/2011        13.793766         12.778545        68,899.2780
01/01/2012 to 12/31/2012        12.778545         15.795183        56,467.9727
01/01/2013 to 12/31/2013        15.795183         16.047387        54,014.0516
01/01/2014 to 12/31/2014        16.047387         17.834403        52,529.1192
01/01/2015 to 12/31/2015        17.834403         17.253471        47,725.0885
01/01/2016 to 12/31/2016        17.253471         17.076757        42,077.7712
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007          7.568189          7.593294      357,066.5919
01/01/2008 to 12/31/2008          7.593294          4.540528      314,208.5349
01/01/2009 to 12/31/2009          4.540528          5.923534      285,432.3300
01/01/2010 to 12/31/2010          5.923534          7.194651      288,489.7542
01/01/2011 to 12/31/2011          7.194651          7.288773      251,969.4597
01/01/2012 to 12/31/2012          7.288773          8.474367      233,304.9387
01/01/2013 to 12/31/2013          8.474367         12.106716      237,682.1634
01/01/2014 to 12/31/2014         12.106716         14.123147      212,617.1717
01/01/2015 to 12/31/2015         14.123147         13.297951      200,356.1379
01/01/2016 to 12/31/2016         13.297951         13.397415      184,412.1117
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        131.356334        134.638716            0.0000
01/01/2011 to 12/31/2011        134.638716        122.141806            0.0000
01/01/2012 to 12/31/2012        122.141806        146.812700            0.0000
01/01/2013 to 12/31/2013        146.812700        185.516242           83.5134
01/01/2014 to 04/25/2014        185.516242        192.875375            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         11.103240         10.249680       19,468.6499
01/01/2008 to 12/31/2008         10.249680          4.563760       20,973.1268
01/01/2009 to 12/31/2009          4.563760          6.178104       29,851.2400
01/01/2010 to 12/31/2010          6.178104          6.506516       14,538.1208
01/01/2011 to 04/29/2011          6.506516          6.907176            0.0000
--------------------------      ----------        ----------      ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         14.956929         15.128293      120,066.3037
01/01/2008 to 12/31/2008         15.128293          9.487967       87,531.5536
01/01/2009 to 12/31/2009          9.487967         12.316594       80,949.5500
01/01/2010 to 12/31/2010         12.316594         15.013427       73,508.9699
01/01/2011 to 12/31/2011         15.013427         13.804291       69,739.6280
01/01/2012 to 12/31/2012         13.804291         15.996935       60,671.7385
01/01/2013 to 12/31/2013         15.996935         20.820775       53,351.8411
01/01/2014 to 12/31/2014         20.820775         23.131451       48,744.6331
01/01/2015 to 12/31/2015         23.131451         20.626426       45,605.5686
01/01/2016 to 12/31/2016         20.626426         22.906318       44,153.7298
--------------------------      ----------        ----------      ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         19.482154         18.899669      285,968.3884
01/01/2008 to 12/31/2008         18.899669         10.961554      253,171.1413
01/01/2009 to 12/31/2009         10.961554         16.677336      231,614.4000
01/01/2010 to 12/31/2010         16.677336         19.050574      216,979.1772
01/01/2011 to 12/31/2011         19.050574         16.027821      198,615.0165
01/01/2012 to 12/31/2012         16.027821         20.324615      181,760.0371
01/01/2013 to 12/31/2013         20.324615         26.022566      162,772.0042
01/01/2014 to 12/31/2014         26.022566         24.054404      150,119.9214
01/01/2015 to 12/31/2015         24.054404         22.534340      137,445.9960
01/01/2016 to 12/31/2016         22.534340         23.918345      132,127.0159
--------------------------      ----------        ----------      ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          1.010630          1.044394       75,401.1603
01/01/2013 to 12/31/2013          1.044394          1.043809       37,937.2778
01/01/2014 to 12/31/2014          1.043809          1.081320       48,071.2149
01/01/2015 to 12/31/2015          1.081320          1.016353       61,693.1642
01/01/2016 to 12/31/2016          1.016353          1.114068       49,751.7812
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.889440         11.373762        97,140.7244
01/01/2008 to 12/31/2008        11.373762          7.151498       121,874.5307
01/01/2009 to 12/31/2009         7.151498          8.882604       115,859.6000
01/01/2010 to 12/31/2010         8.882604         10.012092       134,912.7882
01/01/2011 to 12/31/2011        10.012092          9.680265       122,356.7310
01/01/2012 to 12/31/2012         9.680265         11.256169        95,769.4571
01/01/2013 to 12/31/2013        11.256169         14.953317        98,008.6052
01/01/2014 to 12/31/2014        14.953317         16.038166        95,257.3999
01/01/2015 to 12/31/2015        16.038166         14.796666        85,272.9314
01/01/2016 to 12/31/2016        14.796666         17.029548        80,511.7373
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        23.873942         15.676284        33,622.7596
01/01/2009 to 12/31/2009        15.676284         19.462550        32,289.4000
01/01/2010 to 12/31/2010        19.462550         23.971440        29,870.5828
01/01/2011 to 12/31/2011        23.971440         22.651298        26,960.7934
01/01/2012 to 12/31/2012        22.651298         25.488990        24,377.7430
01/01/2013 to 12/31/2013        25.488990         32.588570        22,696.8097
01/01/2014 to 12/31/2014        32.588570         35.058692        20,921.4926
01/01/2015 to 12/31/2015        35.058692         31.309279        16,736.8367
01/01/2016 to 12/31/2016        31.309279         35.482916        16,923.4665
--------------------------      ---------         ---------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.260960         15.540130       212,706.1786
01/01/2008 to 12/31/2008        15.540130          9.341736       187,394.0707
01/01/2009 to 12/31/2009         9.341736         12.265817       182,110.0800
01/01/2010 to 12/31/2010        12.265817         15.186300       165,408.7737
01/01/2011 to 12/31/2011        15.186300         14.739946       134,849.2268
01/01/2012 to 12/31/2012        14.739946         17.097538       109,243.3275
01/01/2013 to 12/31/2013        17.097538         23.515801        95,319.1091
01/01/2014 to 12/31/2014        23.515801         24.898496        82,824.5008
01/01/2015 to 12/31/2015        24.898496         24.012162        78,532.7893
01/01/2016 to 12/31/2016        24.012162         26.254298        67,220.9380
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.954907         10.385718         3,810.2171
01/01/2014 to 12/31/2014        10.385718         10.709149         3,720.9315
01/01/2015 to 12/31/2015        10.709149         10.558342         4,079.0409
01/01/2016 to 12/31/2016        10.558342         10.590644        11,466.3345
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.037916          8.921633         3,515.2612
01/01/2009 to 12/31/2009         8.921633          9.814869        14,744.6700
01/01/2010 to 12/31/2010         9.814869         10.217690        12,398.3914
01/01/2011 to 12/31/2011        10.217690         10.606284        17,154.9442
01/01/2012 to 12/31/2012        10.606284         10.917179        12,146.2983
01/01/2013 to 04/26/2013        10.917179         10.888496             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433             0.0000
01/01/2013 to 12/31/2013         1.046433          1.139546       121,309.5136
01/01/2014 to 12/31/2014         1.139546          1.196095        59,649.8557
01/01/2015 to 12/31/2015         1.196095          1.184079       339,252.5788
01/01/2016 to 12/31/2016         1.184079          1.195521       310,816.3201
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        10.304828         12.925932        30,466.2269
01/01/2008 to 12/31/2008        12.925932          7.702959        29,920.1168
01/01/2009 to 12/31/2009         7.702959         10.643023        30,230.4200
01/01/2010 to 12/31/2010        10.643023         12.741635        31,712.8870
01/01/2011 to 12/31/2011        12.741635         12.316924        27,814.9538
01/01/2012 to 12/31/2012        12.316924         14.129974        19,546.0092
01/01/2013 to 12/31/2013        14.129974         16.238754        19,136.8103
01/01/2014 to 12/31/2014        16.238754         16.485555        14,642.7406
01/01/2015 to 12/31/2015        16.485555         16.373858        12,332.6153
01/01/2016 to 12/31/2016        16.373858         16.833187        11,920.2218
--------------------------      ---------         ---------        -----------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.443386         13.997877        29,645.1320
01/01/2008 to 12/31/2008        13.997877          6.107034        39,072.7258
01/01/2009 to 12/31/2009         6.107034         10.123524        67,145.2700
01/01/2010 to 12/31/2010        10.123524         12.282999        75,164.3209
01/01/2011 to 12/31/2011        12.282999          9.797930        74,870.5751
01/01/2012 to 12/31/2012         9.797930         11.429024        59,347.9265
01/01/2013 to 12/31/2013        11.429024         10.655323        43,697.9889
01/01/2014 to 12/31/2014        10.655323          9.772978        36,284.2014
01/01/2015 to 12/31/2015         9.772978          8.264436        37,046.4549
01/01/2016 to 12/31/2016         8.264436          9.041601        34,730.3885
--------------------------      ---------         ---------        -----------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997397         10.188191             0.0000
01/01/2011 to 12/31/2011        10.188191         10.197595         1,663.6303
01/01/2012 to 12/31/2012        10.197595         10.738104        10,276.4121
01/01/2013 to 12/31/2013        10.738104         10.940191        28,505.5372
01/01/2014 to 12/31/2014        10.940191         10.813302        16,952.0528
01/01/2015 to 12/31/2015        10.813302         10.521188        19,077.3968
01/01/2016 to 12/31/2016        10.521188         11.280024        15,418.7420
--------------------------      ---------         ---------        -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987399          9.734008        10,384.0622
01/01/2012 to 12/31/2012         9.734008          9.969859        11,760.1386
01/01/2013 to 12/31/2013         9.969859          9.895765        10,843.9853
01/01/2014 to 12/31/2014         9.895765          9.812226         5,435.3203
01/01/2015 to 12/31/2015         9.812226          9.567621         4,708.1856
01/01/2016 to 12/31/2016         9.567621          9.681708         4,254.9544
--------------------------      ---------         ---------        -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         9.997918         10.860673             0.0000
01/01/2010 to 12/31/2010        10.860673         12.099496             0.0000
01/01/2011 to 12/31/2011        12.099496         11.832988             0.0000
01/01/2012 to 12/31/2012        11.832988         13.267839             0.0000
01/01/2013 to 12/31/2013        13.267839         13.153181             0.0000
01/01/2014 to 12/31/2014        13.153181         13.052813             0.0000
01/01/2015 to 12/31/2015        13.052813         12.274357             0.0000
01/01/2016 to 12/31/2016        12.274357         12.148681             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.903002         13.024293       602,080.7795
01/01/2008 to 12/31/2008        13.024293          7.562984       697,793.0189
01/01/2009 to 12/31/2009         7.562984          9.843201       601,888.9500
01/01/2010 to 12/31/2010         9.843201         11.251762       598,311.9581
01/01/2011 to 12/31/2011        11.251762         10.402724       574,376.1933
01/01/2012 to 12/31/2012        10.402724         11.914653       574,542.6876
01/01/2013 to 12/31/2013        11.914653         15.140008       545,171.9191
01/01/2014 to 12/31/2014        15.140008         15.610967       421,891.0537
01/01/2015 to 12/31/2015        15.610967         15.009529       384,897.1844
01/01/2016 to 12/31/2016        15.009529         16.049290       361,470.4170
--------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.950891         10.377682         2,885.8704
01/01/2013 to 12/31/2013        10.377682         11.644752        12,076.5729
01/01/2014 to 12/31/2014        11.644752         12.527974        20,239.7333
01/01/2015 to 12/31/2015        12.527974         11.789721        23,844.7134
01/01/2016 to 12/31/2016        11.789721         12.535500        27,544.5698
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470             0.0000
01/01/2014 to 12/31/2014         1.122470          1.203340             0.0000
01/01/2015 to 12/31/2015         1.203340          1.166383             0.0000
01/01/2016 to 12/31/2016         1.166383          1.194346             0.0000
--------------------------      ---------         ---------       ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        17.775216         16.911972       299,209.1362
01/01/2008 to 12/31/2008        16.911972         11.644231       230,552.8383
01/01/2009 to 12/31/2009        11.644231         14.447080       219,343.5800
01/01/2010 to 12/31/2010        14.447080         16.995902       195,635.3734
01/01/2011 to 12/31/2011        16.995902         15.178255       176,077.4655
01/01/2012 to 12/31/2012        15.178255         17.569665       157,018.8103
01/01/2013 to 12/31/2013        17.569665         22.832759       130,244.8333
01/01/2014 to 12/31/2014        22.832759         22.787306       111,889.2520
01/01/2015 to 12/31/2015        22.787306         21.149125       105,141.0828
01/01/2016 to 12/31/2016        21.149125         27.237071        92,355.3092
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        15.577096         17.313567       278,333.0576
01/01/2008 to 12/31/2008        17.313567          9.790126       216,465.2524
01/01/2009 to 12/31/2009         9.790126         12.638051       202,264.8100
01/01/2010 to 12/31/2010        12.638051         13.814584       191,642.4258
01/01/2011 to 12/31/2011        13.814584         12.102702       186,638.6378
01/01/2012 to 12/31/2012        12.102702         13.857650       172,469.4998
01/01/2013 to 12/31/2013        13.857650         16.215302       166,321.0639
01/01/2014 to 12/31/2014        16.215302         14.804391       145,789.2762
01/01/2015 to 12/31/2015        14.804391         14.268067       130,354.0593
01/01/2016 to 12/31/2016        14.268067         13.876982       123,229.9699
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019             0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133             0.0000
01/01/2016 to 12/31/2016         0.957133          1.043583         4,834.9634
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        10.901273         11.849895       437,638.2083
01/01/2008 to 12/31/2008        11.849895         10.825292       355,871.0936
01/01/2009 to 12/31/2009        10.825292         12.538680       303,299.6900
01/01/2010 to 12/31/2010        12.538680         13.257567       279,802.5113
01/01/2011 to 12/31/2011        13.257567         14.458039       263,365.7084
01/01/2012 to 12/31/2012        14.458039         15.479838       227,580.5466
01/01/2013 to 12/31/2013        15.479838         13.779703       190,105.3094
01/01/2014 to 12/31/2014        13.779703         13.911521       170,277.9624
01/01/2015 to 12/31/2015        13.911521         13.225162       153,669.9741
01/01/2016 to 12/31/2016        13.225162         13.622990       139,254.1093
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.207117         12.882116       542,542.4162
01/01/2008 to 12/31/2008        12.882116         12.690839       525,723.3894
01/01/2009 to 12/31/2009        12.690839         14.697007       437,952.3100
01/01/2010 to 12/31/2010        14.697007         15.598687       431,203.4314
01/01/2011 to 12/31/2011        15.598687         15.791031       412,049.5206
01/01/2012 to 12/31/2012        15.791031         16.928614       430,198.5872
01/01/2013 to 12/31/2013        16.928614         16.291852       333,921.5475
01/01/2014 to 12/31/2014        16.291852         16.655315       274,386.8789
01/01/2015 to 12/31/2015        16.655315         16.342669       248,069.8132
01/01/2016 to 12/31/2016        16.342669         16.453573       227,489.0041
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         8,886.5983
01/01/2013 to 12/31/2013        10.847689         10.162484             0.0000
01/01/2014 to 12/31/2014        10.162484         10.724718             0.0000
01/01/2015 to 12/31/2015        10.724718         10.568127             0.0000
01/01/2016 to 12/31/2016        10.568127         10.505826             0.0000
--------------------------      ---------         ---------       ------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.214701         10.715574         3,255.7806
01/01/2014 to 12/31/2014        10.715574         11.422414         3,894.2181
01/01/2015 to 12/31/2015        11.422414         11.067180         3,358.9071
01/01/2016 to 12/31/2016        11.067180         11.354701         2,808.8604
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484        18,092.0092
01/01/2013 to 12/31/2013         1.064484          1.150055        20,553.5808
01/01/2014 to 12/31/2014         1.150055          1.215740        20,364.9215
01/01/2015 to 12/31/2015         1.215740          1.182372        36,234.5026
01/01/2016 to 12/31/2016         1.182372          1.225704        35,693.8632
--------------------------      ---------         ---------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.275315          8.432783        71,923.5862
01/01/2009 to 12/31/2009         8.432783         10.333264       132,301.2500
01/01/2010 to 12/31/2010        10.333264         11.379773       136,206.6114
01/01/2011 to 12/31/2011        11.379773         11.284525        98,475.4672
01/01/2012 to 12/31/2012        11.284525         12.493205        88,682.6905
01/01/2013 to 12/31/2013        12.493205         13.843251        90,157.5915
01/01/2014 to 12/31/2014        13.843251         14.372122        79,588.7895
01/01/2015 to 12/31/2015        14.372122         13.824769        80,085.5119
01/01/2016 to 12/31/2016        13.824769         14.349185        78,545.0567
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.662179          7.731161        30,142.2722
01/01/2009 to 12/31/2009         7.731161          9.793017        39,785.6200
01/01/2010 to 12/31/2010         9.793017         10.968839        35,084.5654
01/01/2011 to 12/31/2011        10.968839         10.533663        47,673.6248
01/01/2012 to 12/31/2012        10.533663         11.887943        36,787.4043
01/01/2013 to 12/31/2013        11.887943         13.772250        39,500.3192
01/01/2014 to 12/31/2014        13.772250         14.239908        23,672.8048
01/01/2015 to 12/31/2015        14.239908         13.648985        26,396.8743
01/01/2016 to 12/31/2016        13.648985         14.313436        22,395.0810
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        55.062441         56.030968       250,298.3204
01/01/2008 to 12/31/2008        56.030968         35.000435       223,483.9704
01/01/2009 to 12/31/2009        35.000435         40.658089       206,660.7900
01/01/2010 to 12/31/2010        40.658089         46.682743       186,060.2686
01/01/2011 to 12/31/2011        46.682743         43.968910       153,239.0111
01/01/2012 to 12/31/2012        43.968910         50.892657       131,865.3781
01/01/2013 to 12/31/2013        50.892657         66.801079       116,213.9961
01/01/2014 to 12/31/2014        66.801079         74.248482        99,937.6450
01/01/2015 to 12/31/2015        74.248482         70.238585        90,804.5410
01/01/2016 to 12/31/2016        70.238585         79.904749        82,270.9009
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         8.180513          9.441318       445,288.8641
01/01/2008 to 12/31/2008         9.441318          5.580999       372,477.3486
01/01/2009 to 12/31/2009         5.580999          7.966011       336,984.3600
01/01/2010 to 12/31/2010         7.966011          9.979980       318,046.1811
01/01/2011 to 12/31/2011         9.979980          9.631171       228,074.6144
01/01/2012 to 12/31/2012         9.631171         10.741882       198,851.3519
01/01/2013 to 12/31/2013        10.741882         14.395139       192,862.2872
01/01/2014 to 12/31/2014        14.395139         15.928538       161,033.2550
01/01/2015 to 12/31/2015        15.928538         16.671745       145,507.1440
01/01/2016 to 12/31/2016        16.671745         17.374744       128,928.8420
--------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.651265         12.743081        12,598.7833
01/01/2014 to 12/31/2014        12.743081         12.085198         8,576.2854
01/01/2015 to 12/31/2015        12.085198         11.600395         9,450.7547
01/01/2016 to 12/31/2016        11.600395         11.956962         7,948.7139
--------------------------      ---------         ---------       ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.087913          6.034090         9,868.8798
01/01/2009 to 12/31/2009         6.034090          8.440167        15,146.0500
01/01/2010 to 12/31/2010         8.440167          8.852245        15,894.4285
01/01/2011 to 12/31/2011         8.852245          7.445105        11,765.7652
01/01/2012 to 12/31/2012         7.445105          8.578318        16,573.6937
01/01/2013 to 04/26/2013         8.578318          8.882788             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        13.680406         14.113833           1,218.4600
01/01/2010 to 12/31/2010        14.113833         14.630748           1,981.8524
01/01/2011 to 12/31/2011        14.630748         15.382633           1,565.6345
01/01/2012 to 12/31/2012        15.382633         15.632356          10,565.6356
01/01/2013 to 12/31/2013        15.632356         14.943885           9,375.5481
01/01/2014 to 12/31/2014        14.943885         15.463191           4,052.1742
01/01/2015 to 12/31/2015        15.463191         15.163609           3,143.8678
01/01/2016 to 12/31/2016        15.163609         15.188656           2,907.5056
--------------------------      ---------         ---------          -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.083745         10.369242         711,766.0045
01/01/2008 to 12/31/2008        10.369242         10.437994       1,031,846.0712
01/01/2009 to 12/31/2009        10.437994         10.267473         769,160.6400
01/01/2010 to 12/31/2010        10.267473         10.074225         674,565.5497
01/01/2011 to 12/31/2011        10.074225          9.885130         594,688.6211
01/01/2012 to 12/31/2012         9.885130          9.698069         282,712.8314
01/01/2013 to 12/31/2013         9.698069          9.515538         270,137.9449
01/01/2014 to 12/31/2014         9.515538          9.336444         263,140.3050
01/01/2015 to 12/31/2015         9.336444          9.160719         259,873.2766
01/01/2016 to 12/31/2016         9.160719          8.998383         232,601.7490
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.360064         17.061098          36,097.7915
01/01/2014 to 12/31/2014        17.061098         18.560625          30,463.4475
01/01/2015 to 12/31/2015        18.560625         18.685549          29,445.8970
01/01/2016 to 12/31/2016        18.685549         19.279483          22,309.9908
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        12.598415         15.344884          57,361.9080
01/01/2008 to 12/31/2008        15.344884          7.783610          51,733.7185
01/01/2009 to 12/31/2009         7.783610         11.239190          46,250.5500
01/01/2010 to 12/31/2010        11.239190         14.023333          41,374.6465
01/01/2011 to 12/31/2011        14.023333         12.732671          43,057.8686
01/01/2012 to 12/31/2012        12.732671         13.243738          40,613.6624
01/01/2013 to 04/26/2013        13.243738         14.267902               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.588731         12.664321         327,248.8920
01/01/2008 to 12/31/2008        12.664321          7.884117         283,363.5454
01/01/2009 to 12/31/2009         7.884117         10.796267         280,371.4900
01/01/2010 to 12/31/2010        10.796267         11.791672         270,194.4033
01/01/2011 to 12/31/2011        11.791672         11.595850         237,971.4584
01/01/2012 to 12/31/2012        11.595850         13.146384         454,811.1645
01/01/2013 to 12/31/2013        13.146384         17.637135         408,433.1136
01/01/2014 to 12/31/2014        17.637135         18.818245         348,080.5210
01/01/2015 to 12/31/2015        18.818245         20.410115         310,030.4815
01/01/2016 to 12/31/2016        20.410115         19.999994         284,190.8493
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007         9.563975          9.975512           4,599.8967
01/01/2008 to 12/31/2008         9.975512          5.695473          17,983.6007
01/01/2009 to 12/31/2009         5.695473          6.887615          23,146.3600
01/01/2010 to 12/31/2010         6.887615          7.797745          22,481.7669
01/01/2011 to 12/31/2011         7.797745          7.357485          26,249.1303
01/01/2012 to 12/31/2012         7.357485          8.133087           2,913.4671
01/01/2013 to 04/26/2013         8.133087          8.726468               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         8.892595          9.975273       808,015.5291
01/01/2008 to 12/31/2008         9.975273          5.290726       694,795.5012
01/01/2009 to 12/31/2009         5.290726          7.459833       633,817.0300
01/01/2010 to 12/31/2010         7.459833          8.007296       564,904.9151
01/01/2011 to 12/31/2011         8.007296          7.748428       447,345.5818
01/01/2012 to 04/27/2012         7.748428          8.702779             0.0000
--------------------------       --------          --------       ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        17.574617         16.022131       318,593.9459
01/01/2008 to 12/31/2008        16.022131          8.467499       270,166.4324
01/01/2009 to 12/31/2009         8.467499         11.730917       251,482.6000
01/01/2010 to 12/31/2010        11.730917         13.209181       229,592.1030
01/01/2011 to 12/31/2011        13.209181         13.802315       185,367.2192
01/01/2012 to 12/31/2012        13.802315         15.109494       174,944.4178
01/01/2013 to 12/31/2013        15.109494         20.237803       154,816.1857
01/01/2014 to 12/31/2014        20.237803         20.189271       133,025.5893
01/01/2015 to 12/31/2015        20.189271         17.894681       121,536.7854
01/01/2016 to 12/31/2016        17.894681         21.535162       108,740.5612
--------------------------      ---------         ---------       ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.064240         10.127304             0.0000
01/01/2009 to 12/31/2009        10.127304         14.181330             0.0000
01/01/2010 to 12/31/2010        14.181330         17.057883           673.4023
01/01/2011 to 12/31/2011        17.057883         14.017102         1,015.6189
01/01/2012 to 12/31/2012        14.017102         16.214180           920.8997
01/01/2013 to 12/31/2013        16.214180         20.300375         4,893.3457
01/01/2014 to 12/31/2014        20.300375         18.584810         5,746.8529
01/01/2015 to 12/31/2015        18.584810         19.284466         5,059.7708
01/01/2016 to 12/31/2016        19.284466         20.023987         4,200.5262
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        21.455469         21.766073         1,354.3454
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        12.413929         15.168928             0.0000
01/01/2010 to 12/31/2010        15.168928         17.254736         1,163.5509
01/01/2011 to 12/31/2011        17.254736         16.105760         2,767.7242
01/01/2012 to 12/31/2012        16.105760         17.440825         1,213.7024
01/01/2013 to 12/31/2013        17.440825         22.710843         2,530.0192
01/01/2014 to 12/31/2014        22.710843         24.719350         1,352.3661
01/01/2015 to 12/31/2015        24.719350         24.193312         1,266.8528
01/01/2016 to 04/29/2016        24.193312         24.304401             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        14.183373         14.531708       927,884.0979
01/01/2008 to 12/31/2008        14.531708          8.631580       803,874.2632
01/01/2009 to 12/31/2009         8.631580         11.164658       737,483.4700
01/01/2010 to 12/31/2010        11.164658         12.249141       674,648.2369
01/01/2011 to 12/31/2011        12.249141         11.516763       559,819.5251
01/01/2012 to 12/31/2012        11.516763         12.734053       474,301.8288
01/01/2013 to 12/31/2013        12.734053         16.683680       419,921.7343
01/01/2014 to 12/31/2014        16.683680         18.079754       349,598.9289
01/01/2015 to 12/31/2015        18.079754         18.141560       305,546.1637
01/01/2016 to 12/31/2016        18.141560         19.073254       278,918.5407
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.332149         13.550342          63,288.0195
01/01/2015 to 12/31/2015        13.550342         13.217456          80,429.9890
01/01/2016 to 12/31/2016        13.217456         13.556197          31,253.8601
--------------------------      ---------         ---------          -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.910122         14.251064       2,624,007.5164
01/01/2015 to 12/31/2015        14.251064         13.832750       2,280,822.3528
01/01/2016 to 12/31/2016        13.832750         14.398682       1,967,311.3866
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.040211         11.472478       1,714,054.4038
01/01/2008 to 12/31/2008        11.472478          8.931449       1,403,709.0740
01/01/2009 to 12/31/2009         8.931449         10.770887       1,501,860.3000
01/01/2010 to 12/31/2010        10.770887         11.720442       1,417,850.7498
01/01/2011 to 12/31/2011        11.720442         11.704503       1,530,248.3631
01/01/2012 to 12/31/2012        11.704503         12.736086       1,481,663.6677
01/01/2013 to 12/31/2013        12.736086         13.631012       1,349,392.9540
01/01/2014 to 04/25/2014        13.631012         13.721523               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.481355         11.963296       2,290,443.2291
01/01/2008 to 12/31/2008        11.963296          8.636307       2,087,657.5302
01/01/2009 to 12/31/2009         8.636307         10.684293       1,962,479.3300
01/01/2010 to 12/31/2010        10.684293         11.783178       2,111,177.0350
01/01/2011 to 12/31/2011        11.783178         11.548371       1,917,844.5505
01/01/2012 to 12/31/2012        11.548371         12.734194       1,815,270.2350
01/01/2013 to 12/31/2013        12.734194         14.271995       1,677,188.0374
01/01/2014 to 04/25/2014        14.271995         14.312622               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.304806         14.766474       2,630,275.7924
01/01/2015 to 12/31/2015        14.766474         14.304850       2,450,996.1349
01/01/2016 to 12/31/2016        14.304850         15.032907       2,140,354.0096
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.996419         12.344089       4,364,179.2308
01/01/2008 to 12/31/2008        12.344089          8.243149       4,541,863.6196
01/01/2009 to 12/31/2009         8.243149         10.379836       4,311,431.3700
01/01/2010 to 12/31/2010        10.379836         11.568201       4,009,708.4123
01/01/2011 to 12/31/2011        11.568201         11.157644       3,585,466.7004
01/01/2012 to 12/31/2012        11.157644         12.471587       3,320,296.3740
01/01/2013 to 12/31/2013        12.471587         14.613171       2,939,172.6375
01/01/2014 to 04/25/2014        14.613171         14.610666               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.278990         14.824869       3,326,979.4763
01/01/2015 to 12/31/2015        14.824869         14.299108       2,972,267.7700
01/01/2016 to 12/31/2016        14.299108         15.172150       2,705,269.8204
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.648785         12.993010      4,817,668.7273
01/01/2008 to 12/31/2008        12.993010          7.920380      4,797,079.0199
01/01/2009 to 12/31/2009         7.920380         10.110345      4,518,008.7300
01/01/2010 to 12/31/2010        10.110345         11.456775      4,257,983.5300
01/01/2011 to 12/31/2011        11.456775         10.806138      4,042,008.5957
01/01/2012 to 12/31/2012        10.806138         12.268357      3,690,752.7639
01/01/2013 to 12/31/2013        12.268357         15.156984      3,382,356.8704
01/01/2014 to 04/25/2014        15.156984         15.071967              0.0000
--------------------------      ---------         ---------      --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.997918          7.009436          5,864.3866
01/01/2009 to 12/31/2009         7.009436          8.841161         15,243.2600
01/01/2010 to 12/31/2010         8.841161          9.546299         36,074.6244
01/01/2011 to 12/31/2011         9.546299          9.202085         33,200.1687
01/01/2012 to 12/31/2012         9.202085         10.483706         34,333.8457
01/01/2013 to 04/26/2013        10.483706         11.268352              0.0000
--------------------------      ---------         ---------      --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.601666         13.171307          2,608.9200
01/01/2010 to 12/31/2010        13.171307         16.273172          2,945.8998
01/01/2011 to 12/31/2011        16.273172         15.609908          4,710.4570
01/01/2012 to 12/31/2012        15.609908         17.958955          4,003.0287
01/01/2013 to 12/31/2013        17.958955         23.392505         10,979.5904
01/01/2014 to 12/31/2014        23.392505         25.066670          9,483.3721
01/01/2015 to 12/31/2015        25.066670         23.936353          7,319.2457
01/01/2016 to 12/31/2016        23.936353         28.202533          5,609.1348
--------------------------      ---------         ---------      --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.947028         13.333947        150,974.1653
01/01/2008 to 12/31/2008        13.333947          8.207703        126,593.0513
01/01/2009 to 12/31/2009         8.207703         10.140674        147,741.1000
01/01/2010 to 12/31/2010        10.140674         11.391722        147,927.1408
01/01/2011 to 12/31/2011        11.391722         11.360548        128,740.9148
01/01/2012 to 12/31/2012        11.360548         12.865299        120,633.2465
01/01/2013 to 12/31/2013        12.865299         16.624657        115,171.0980
01/01/2014 to 12/31/2014        16.624657         18.448430        106,645.8631
01/01/2015 to 12/31/2015        18.448430         18.266536         66,316.2271
01/01/2016 to 12/31/2016        18.266536         19.962856         69,331.5750
--------------------------      ---------         ---------      --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.550580         20.437846         52,014.1326
01/01/2014 to 12/31/2014        20.437846         22.171216         48,760.9423
01/01/2015 to 12/31/2015        22.171216         21.674637         46,956.7584
01/01/2016 to 12/31/2016        21.674637         24.264399         45,621.2088
--------------------------      ---------         ---------      --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.577412          1,004.1733
01/01/2009 to 12/31/2009         6.577412          8.059563         16,371.4500
01/01/2010 to 12/31/2010         8.059563          8.779668         64,159.7725
01/01/2011 to 12/31/2011         8.779668          8.567648         64,238.6160
01/01/2012 to 12/31/2012         8.567648          9.575332         63,956.2691
01/01/2013 to 04/26/2013         9.575332         10.472267              0.0000
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009         8.756520         11.246923         3,334.0700
01/01/2010 to 12/31/2010        11.246923         11.892205         3,334.0710
01/01/2011 to 12/31/2011        11.892205         10.192314         4,058.1496
01/01/2012 to 12/31/2012        10.192314         11.793437         4,150.7701
01/01/2013 to 12/31/2013        11.793437         14.052125         3,730.7399
01/01/2014 to 12/31/2014        14.052125         12.914782         6,558.5101
01/01/2015 to 12/31/2015        12.914782         12.505582         3,239.2592
01/01/2016 to 12/31/2016        12.505582         12.389076             0.0000
--------------------------      ---------         ---------         ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825288         23.429557        66,920.2564
01/01/2014 to 12/31/2014        23.429557         22.919485        56,917.5191
01/01/2015 to 12/31/2015        22.919485         22.573569        50,811.1716
01/01/2016 to 12/31/2016        22.573569         26.222880        47,365.9723
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2007 to 12/31/2007        15.927114         15.202206       127,382.0185
01/01/2008 to 12/31/2008        15.202206          9.202464       115,726.8586
01/01/2009 to 12/31/2009         9.202464         12.348579       114,170.5400
01/01/2010 to 12/31/2010        12.348579         14.886019       109,284.5743
01/01/2011 to 12/31/2011        14.886019         13.835741       107,341.0730
01/01/2012 to 12/31/2012        13.835741         14.291465        92,763.4835
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.854595         13.316341           734.8500
01/01/2010 to 12/31/2010        13.316341         16.534381         1,234.4793
01/01/2011 to 12/31/2011        16.534381         15.521640         3,270.0609
01/01/2012 to 12/31/2012        15.521640         17.656228         4,840.5580
01/01/2013 to 12/31/2013        17.656228         23.928209         5,497.2712
01/01/2014 to 12/31/2014        23.928209         24.588359         6,709.3926
01/01/2015 to 12/31/2015        24.588359         23.031100         5,135.2911
01/01/2016 to 12/31/2016        23.031100         27.326380         5,516.2166
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.207873         20.396540        54,211.1534
01/01/2014 to 12/31/2014        20.396540         21.778971        49,593.5620
01/01/2015 to 12/31/2015        21.778971         23.615539        42,395.0009
01/01/2016 to 12/31/2016        23.615539         23.526017        41,574.4862
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         4.795367          6.187776       161,648.8623
01/01/2008 to 12/31/2008         6.187776          3.372242       108,137.2786
01/01/2009 to 12/31/2009         3.372242          5.260154       124,133.0300
01/01/2010 to 12/31/2010         5.260154          6.590395       153,225.0339
01/01/2011 to 12/31/2011         6.590395          5.826713        73,445.8336
01/01/2012 to 12/31/2012         5.826713          6.409230        69,501.5124
01/01/2013 to 04/26/2013         6.409230          6.691623             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.597882         14.700819             0.0000
01/01/2010 to 12/31/2010        14.700819         18.610935             0.0000
01/01/2011 to 12/31/2011        18.610935         15.216237             0.0000
01/01/2012 to 12/31/2012        15.216237         15.313235             0.0000
01/01/2013 to 12/31/2013        15.313235         16.640946             0.0000
01/01/2014 to 12/31/2014        16.640946         13.254085             0.0000
01/01/2015 to 12/31/2015        13.254085          8.744354             0.0000
01/01/2016 to 12/31/2016         8.744354         12.332648             0.0000
--------------------------      ---------         ---------             ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        26.932958         27.842935       116,210.3299
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        17.976644         18.791730       338,864.3287
01/01/2008 to 12/31/2008        18.791730         15.007127       285,692.9253
01/01/2009 to 12/31/2009        15.007127         20.139535       258,553.7800
01/01/2010 to 12/31/2010        20.139535         22.322745       241,801.7927
01/01/2011 to 12/31/2011        22.322745         22.880277       212,340.3144
01/01/2012 to 12/31/2012        22.880277         25.353812       194,343.8395
01/01/2013 to 12/31/2013        25.353812         26.861582       165,445.7651
01/01/2014 to 12/31/2014        26.861582         27.628783       143,889.4231
01/01/2015 to 12/31/2015        27.628783         26.519298       126,741.3093
01/01/2016 to 04/29/2016        26.519298         27.280436             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        27.482890         28.436333         8,716.8416
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.712733         12.262151         7,739.6706
01/01/2011 to 12/31/2011        12.262151         12.447946        14,113.8088
01/01/2012 to 12/31/2012        12.447946         13.611429        16,083.0364
01/01/2013 to 12/31/2013        13.611429         13.543678        10,216.2365
01/01/2014 to 12/31/2014        13.543678         13.879160        20,585.5130
01/01/2015 to 12/31/2015        13.879160         13.419475        26,729.6707
01/01/2016 to 04/29/2016        13.419475         13.729658             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        15.222294         15.536642         7,259.2480
01/01/2008 to 12/31/2008        15.536642         15.162330        19,190.9392
01/01/2009 to 12/31/2009        15.162330         15.484010        14,765.8400
01/01/2010 to 12/31/2010        15.484010         16.027078        11,233.1173
01/01/2011 to 12/31/2011        16.027078         16.554340        10,285.6934
01/01/2012 to 12/31/2012        16.554340         16.736131        12,679.0815
01/01/2013 to 12/31/2013        16.736131         16.272485         6,099.1187
01/01/2014 to 12/31/2014        16.272485         16.373384         3,044.1442
01/01/2015 to 12/31/2015        16.373384         16.114547         2,260.0040
01/01/2016 to 12/31/2016        16.114547         15.972741         2,183.9369

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.229595         10.585963          38,442.7246
01/01/2013 to 12/31/2013        10.585963         11.613923          79,612.9892
01/01/2014 to 12/31/2014        11.613923         12.306308          60,114.7498
01/01/2015 to 12/31/2015        12.306308         12.217725          56,268.3939
01/01/2016 to 12/31/2016        12.217725         12.493591          79,106.2590
--------------------------      ---------         ---------          -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996864          1.041127               0.0000
01/01/2015 to 12/31/2015         1.041127          1.017571               0.0000
01/01/2016 to 12/31/2016         1.017571          1.024465               0.0000
--------------------------      ---------         ---------          -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008575          7.016504       1,489,655.7097
01/01/2009 to 12/31/2009         7.016504          8.956971       3,822,164.8200
01/01/2010 to 12/31/2010         8.956971          9.916506       3,829,051.8587
01/01/2011 to 12/31/2011         9.916506          9.580447       3,742,922.6309
01/01/2012 to 12/31/2012         9.580447         10.735389       3,618,987.5090
01/01/2013 to 12/31/2013        10.735389         12.560555       3,403,675.0098
01/01/2014 to 12/31/2014        12.560555         13.148320       3,291,790.8307
01/01/2015 to 12/31/2015        13.148320         12.886937       2,801,438.8561
01/01/2016 to 12/31/2016        12.886937         13.713937       2,577,726.1497
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998575          6.364205       1,986,210.6664
01/01/2009 to 12/31/2009         6.364205          8.420381       4,395,530.4500
01/01/2010 to 12/31/2010         8.420381          9.432345       4,712,662.7847
01/01/2011 to 12/31/2011         9.432345          8.870103       4,408,752.1101
01/01/2012 to 12/31/2012         8.870103         10.169637       4,164,806.2926
01/01/2013 to 12/31/2013        10.169637         12.558744       3,548,921.6002
01/01/2014 to 12/31/2014        12.558744         13.188399       3,559,805.1009
01/01/2015 to 12/31/2015        13.188399         12.919678       3,362,225.9133
01/01/2016 to 12/31/2016        12.919678         13.895293       2,989,346.8331
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988576          5.763664         266,254.6293
01/01/2009 to 12/31/2009         5.763664          7.901709       1,118,936.3200
01/01/2010 to 12/31/2010         7.901709          9.229087         681,950.4277
01/01/2011 to 12/31/2011         9.229087          8.690929         642,255.2879
01/01/2012 to 12/31/2012         8.690929         10.071748         557,309.6489
01/01/2013 to 12/31/2013        10.071748         12.902859         511,625.3205
01/01/2014 to 12/31/2014        12.902859         13.778493         466,317.7026
01/01/2015 to 12/31/2015        13.778493         14.483400         539,399.6499
01/01/2016 to 12/31/2016        14.483400         15.597199         471,219.0659
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018575          7.690677         632,896.8899
01/01/2009 to 12/31/2009         7.690677          9.367447       1,776,531.4000
01/01/2010 to 12/31/2010         9.367447         10.162530       1,889,511.8604
01/01/2011 to 12/31/2011        10.162530         10.050728       1,908,835.0320
01/01/2012 to 12/31/2012        10.050728         10.995520       1,807,420.5064
01/01/2013 to 12/31/2013        10.995520         12.320964       1,656,785.9672
01/01/2014 to 12/31/2014        12.320964         12.903037       1,533,301.0448
01/01/2015 to 12/31/2015        12.903037         12.643921       1,454,377.7664
01/01/2016 to 12/31/2016        12.643921         13.355892       1,402,176.8919
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         11.164971         11.580699      179,700.9755
01/01/2013 to 12/31/2013         11.580699         11.043464       85,875.1020
01/01/2014 to 12/31/2014         11.043464         11.336607       72,005.6317
01/01/2015 to 12/31/2015         11.336607         10.118925       61,054.2632
01/01/2016 to 12/31/2016         10.118925         10.883282       58,060.9567
--------------------------       ---------         ---------      ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          9.984300         10.314536      210,684.7251
01/01/2013 to 12/31/2013         10.314536         11.230860      455,726.0765
01/01/2014 to 12/31/2014         11.230860         11.741626      455,353.3757
01/01/2015 to 12/31/2015         11.741626         11.577379      296,209.5784
01/01/2016 to 12/31/2016         11.577379         11.934264      253,829.7234
--------------------------       ---------         ---------      ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008         17.010615         12.733893        4,644.3595
01/01/2009 to 12/31/2009         12.733893         18.432949      126,101.1000
01/01/2010 to 12/31/2010         18.432949         21.064711      153,932.7576
01/01/2011 to 12/31/2011         21.064711         21.280670       75,345.9362
01/01/2012 to 12/31/2012         21.280670         24.479242       93,020.2725
01/01/2013 to 12/31/2013         24.479242         26.418292       97,736.2083
01/01/2014 to 12/31/2014         26.418292         26.936384       67,198.1051
01/01/2015 to 12/31/2015         26.936384         25.512415       64,266.9069
01/01/2016 to 12/31/2016         25.512415         28.703002       48,289.6788
--------------------------       ---------         ---------      ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         19.503665         16.361582      145,227.6772
01/01/2008 to 12/31/2008         16.361582          9.419490      154,187.2780
01/01/2009 to 12/31/2009          9.419490         12.527414      160,189.2800
01/01/2010 to 12/31/2010         12.527414         14.357371      156,170.0263
01/01/2011 to 12/31/2011         14.357371         13.380587      164,363.9824
01/01/2012 to 12/31/2012         13.380587         16.639355      142,299.4059
01/01/2013 to 12/31/2013         16.639355         17.006799      140,017.1389
01/01/2014 to 12/31/2014         17.006799         19.014356      113,404.8164
01/01/2015 to 12/31/2015         19.014356         18.505723       97,285.4612
01/01/2016 to 12/31/2016         18.505723         18.426333       91,693.9287
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007          7.818713          7.892126      226,248.5456
01/01/2008 to 12/31/2008          7.892126          4.747779      205,007.5443
01/01/2009 to 12/31/2009          4.747779          6.231197      210,303.4700
01/01/2010 to 12/31/2010          6.231197          7.613826      203,319.1014
01/01/2011 to 12/31/2011          7.613826          7.759761      182,272.4032
01/01/2012 to 12/31/2012          7.759761          9.076542      185,207.8357
01/01/2013 to 12/31/2013          9.076542         13.044951      289,589.7952
01/01/2014 to 12/31/2014         13.044951         15.309203      388,852.6625
01/01/2015 to 12/31/2015         15.309203         14.501511      301,690.7758
01/01/2016 to 12/31/2016         14.501511         14.697911      198,976.6837
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        155.513964        160.035224          328.4195
01/01/2011 to 12/31/2011        160.035224        146.053290          309.5836
01/01/2012 to 12/31/2012        146.053290        176.615267        3,628.7479
01/01/2013 to 12/31/2013        176.615267        224.517975        8,314.4105
01/01/2014 to 04/25/2014        224.517975        233.865730            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.180916         10.383877          22,854.5369
01/01/2008 to 12/31/2008        10.383877          4.651552          31,692.2665
01/01/2009 to 12/31/2009         4.651552          6.334860          52,849.6900
01/01/2010 to 12/31/2010         6.334860          6.711722          88,489.0988
01/01/2011 to 04/29/2011         6.711722          7.138968               0.0000
--------------------------      ---------         ---------          -----------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        15.197948         15.465093          99,419.1581
01/01/2008 to 12/31/2008        15.465093          9.757880          91,362.8861
01/01/2009 to 12/31/2009         9.757880         12.743199          83,013.9100
01/01/2010 to 12/31/2010        12.743199         15.626784          65,999.7393
01/01/2011 to 12/31/2011        15.626784         14.454596          68,293.2644
01/01/2012 to 12/31/2012        14.454596         16.851844          61,174.8283
01/01/2013 to 12/31/2013        16.851844         22.065390          69,612.1547
01/01/2014 to 12/31/2014        22.065390         24.661707          60,140.5669
01/01/2015 to 12/31/2015        24.661707         22.123409          46,963.5373
01/01/2016 to 12/31/2016        22.123409         24.716601          42,420.0101
--------------------------      ---------         ---------          -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        20.071036         19.588813         238,219.6437
01/01/2008 to 12/31/2008        19.588813         11.429986         247,935.4415
01/01/2009 to 12/31/2009        11.429986         17.494711         246,404.8500
01/01/2010 to 12/31/2010        17.494711         20.104387         221,872.1784
01/01/2011 to 12/31/2011        20.104387         17.016156         189,393.9760
01/01/2012 to 12/31/2012        17.016156         21.708384         194,027.8649
01/01/2013 to 12/31/2013        21.708384         27.961401         246,260.0657
01/01/2014 to 12/31/2014        27.961401         26.002213         250,565.4949
01/01/2015 to 12/31/2015        26.002213         24.505751         241,990.2919
01/01/2016 to 12/31/2016        24.505751         26.167359         158,958.2012
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       1,970,136.2397
01/01/2013 to 12/31/2013         1.048710          1.054430       1,436,191.3463
01/01/2014 to 12/31/2014         1.054430          1.098896       1,225,097.6187
01/01/2015 to 12/31/2015         1.098896          1.039093       1,127,791.8654
01/01/2016 to 12/31/2016         1.039093          1.145846       1,203,846.7354
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.009028         11.557695         586,576.6897
01/01/2008 to 12/31/2008        11.557695          7.311136         582,309.5651
01/01/2009 to 12/31/2009         7.311136          9.134319         654,150.8300
01/01/2010 to 12/31/2010         9.134319         10.355646         694,766.4660
01/01/2011 to 12/31/2011        10.355646         10.070573         660,317.2294
01/01/2012 to 12/31/2012        10.070573         11.772115         591,194.3865
01/01/2013 to 12/31/2013        11.772115         15.732268         551,040.8352
01/01/2014 to 12/31/2014        15.732268         16.975188         501,354.4094
01/01/2015 to 12/31/2015        16.975188         15.755453         481,921.6437
01/01/2016 to 12/31/2016        15.755453         18.242135         417,508.0391
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        25.455881         16.783283       498,570.9496
01/01/2009 to 12/31/2009        16.783283         20.962355       484,186.6300
01/01/2010 to 12/31/2010        20.962355         25.973885       457,734.9255
01/01/2011 to 12/31/2011        25.973885         24.690934       413,436.2833
01/01/2012 to 12/31/2012        24.690934         27.952215       338,253.9549
01/01/2013 to 12/31/2013        27.952215         35.952829       277,223.5128
01/01/2014 to 12/31/2014        35.952829         38.910717       231,599.9686
01/01/2015 to 12/31/2015        38.910717         34.958606       211,564.5559
01/01/2016 to 12/31/2016        34.958606         39.857152       190,927.3756
--------------------------      ---------         ---------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.692143         16.106871       167,547.2084
01/01/2008 to 12/31/2008        16.106871          9.741028       169,394.9110
01/01/2009 to 12/31/2009         9.741028         12.867069       312,799.3200
01/01/2010 to 12/31/2010        12.867069         16.026464       169,552.9197
01/01/2011 to 12/31/2011        16.026464         15.648867       116,546.6526
01/01/2012 to 12/31/2012        15.648867         18.261621       113,404.8567
01/01/2013 to 12/31/2013        18.261621         25.267876       109,595.7357
01/01/2014 to 12/31/2014        25.267876         26.914621        96,627.0131
01/01/2015 to 12/31/2015        26.914621         26.112778       114,620.0803
01/01/2016 to 12/31/2016        26.112778         28.722848        86,721.4286
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.289575         10.746382       217,743.2733
01/01/2014 to 12/31/2014        10.746382         11.147721       278,294.9602
01/01/2015 to 12/31/2015        11.147721         11.056883       310,133.7782
01/01/2016 to 12/31/2016        11.056883         11.157448       254,230.0614
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038574          8.958531       102,715.0448
01/01/2009 to 12/31/2009         8.958531          9.914745       237,540.3800
01/01/2010 to 12/31/2010         9.914745         10.383763       241,178.5414
01/01/2011 to 12/31/2011        10.383763         10.843343       232,725.6033
01/01/2012 to 12/31/2012        10.843343         11.228709       214,600.0134
01/01/2013 to 04/26/2013        11.228709         11.199946             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758       190,883.9505
01/01/2013 to 12/31/2013         1.050758          1.151141       376,549.3488
01/01/2014 to 12/31/2014         1.151141          1.215536       223,821.0550
01/01/2015 to 12/31/2015         1.215536          1.210567       300,123.7078
01/01/2016 to 12/31/2016         1.210567          1.229620       343,666.9811
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        10.346428         13.056584         4,649.3586
01/01/2008 to 12/31/2008        13.056584          7.827887        45,409.4605
01/01/2009 to 12/31/2009         7.827887         10.880671        58,121.0600
01/01/2010 to 12/31/2010        10.880671         13.104428       326,600.9991
01/01/2011 to 12/31/2011        13.104428         12.743706        65,011.6613
01/01/2012 to 12/31/2012        12.743706         14.707991       110,428.5838
01/01/2013 to 12/31/2013        14.707991         17.004709        83,145.8011
01/01/2014 to 12/31/2014        17.004709         17.367049       104,415.2403
01/01/2015 to 12/31/2015        17.367049         17.353207        66,458.0212
01/01/2016 to 12/31/2016        17.353207         17.947357        53,598.2326
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R) EMERGING
MARKETS EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.485576         14.139404          11,313.7846
01/01/2008 to 12/31/2008        14.139404          6.206168         212,896.0530
01/01/2009 to 12/31/2009         6.206168         10.349730         500,738.8100
01/01/2010 to 12/31/2010        10.349730         12.632893         734,589.9684
01/01/2011 to 12/31/2011        12.632893         10.137634         357,684.4013
01/01/2012 to 12/31/2012        10.137634         11.896795         365,129.7129
01/01/2013 to 12/31/2013        11.896795         11.158201         446,124.9504
01/01/2014 to 12/31/2014        11.158201         10.295853         394,237.9879
01/01/2015 to 12/31/2015        10.295853          8.759074         309,394.3573
01/01/2016 to 12/31/2016         8.759074          9.640401         267,049.3096
--------------------------      ---------         ---------         ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.998219         10.229633          10,912.5312
01/01/2011 to 12/31/2011        10.229633         10.300527          68,414.7160
01/01/2012 to 12/31/2012        10.300527         10.912106          75,868.0673
01/01/2013 to 12/31/2013        10.912106         11.184364          72,186.9647
01/01/2014 to 12/31/2014        11.184364         11.121170          68,297.4508
01/01/2015 to 12/31/2015        11.121170         10.885868          62,182.4244
01/01/2016 to 12/31/2016        10.885868         11.741222          20,689.4001
--------------------------      ---------         ---------         ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988220          9.773621          34,235.0737
01/01/2012 to 12/31/2012         9.773621         10.070996         130,255.8768
01/01/2013 to 12/31/2013        10.070996         10.056309         183,163.3666
01/01/2014 to 12/31/2014        10.056309         10.031423         194,507.7146
01/01/2015 to 12/31/2015        10.031423          9.840222         155,351.4775
01/01/2016 to 12/31/2016         9.840222         10.017480         135,121.9575
--------------------------      ---------         ---------         ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         9.998575         10.904481           8,194.6400
01/01/2010 to 12/31/2010        10.904481         12.221348          27,541.0194
01/01/2011 to 12/31/2011        12.221348         12.023913          30,025.0902
01/01/2012 to 12/31/2012        12.023913         13.563466          29,838.4637
01/01/2013 to 12/31/2013        13.563466         13.527178          28,861.1622
01/01/2014 to 12/31/2014        13.527178         13.504760          25,716.0181
01/01/2015 to 12/31/2015        13.504760         12.775823          24,058.4117
01/01/2016 to 12/31/2016        12.775823         12.721108          24,648.1579
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.070727         13.273444         668,628.8654
01/01/2008 to 12/31/2008        13.273444          7.754319       2,713,302.4580
01/01/2009 to 12/31/2009         7.754319         10.152970       2,495,516.9500
01/01/2010 to 12/31/2010        10.152970         11.675624       2,315,027.9721
01/01/2011 to 12/31/2011        11.675624         10.859463       2,094,628.1203
01/01/2012 to 12/31/2012        10.859463         12.512996       1,818,351.7610
01/01/2013 to 12/31/2013        12.512996         15.995949       1,604,023.7150
01/01/2014 to 12/31/2014        15.995949         16.592811       1,370,070.8118
01/01/2015 to 12/31/2015        16.592811         16.049593       1,105,825.6700
01/01/2016 to 12/31/2016        16.049593         17.264665       1,027,918.3742
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.011276         10.482770         137,857.5184
01/01/2013 to 12/31/2013        10.482770         11.833440         298,480.6318
01/01/2014 to 12/31/2014        11.833440         12.807579         322,286.2246
01/01/2015 to 12/31/2015        12.807579         12.125407         242,268.4859
01/01/2016 to 12/31/2016        12.125407         12.969983         252,164.5068
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318          42,964.4413
01/01/2014 to 12/31/2014         1.130318          1.219045           6,220.2549
01/01/2015 to 12/31/2015         1.219045          1.188718         788,379.9949
01/01/2016 to 12/31/2016         1.188718          1.224540         806,166.6565
--------------------------       --------          --------         ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.261325         17.479670         253,296.5220
01/01/2008 to 12/31/2008        17.479670         12.107897         246,374.0647
01/01/2009 to 12/31/2009        12.107897         15.112789         269,550.6500
01/01/2010 to 12/31/2010        15.112789         17.885935         440,161.9995
01/01/2011 to 12/31/2011        17.885935         16.069084         207,475.3833
01/01/2012 to 12/31/2012        16.069084         18.713333         206,209.7128
01/01/2013 to 12/31/2013        18.713333         24.465258         234,320.1558
01/01/2014 to 12/31/2014        24.465258         24.563534         216,688.3523
01/01/2015 to 12/31/2015        24.563534         22.934927         147,244.3853
01/01/2016 to 12/31/2016        22.934927         29.714575         120,232.3424
--------------------------      ---------         ---------         ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.092474         17.994629         432,768.7608
01/01/2008 to 12/31/2008        17.994629         10.236813         413,505.8768
01/01/2009 to 12/31/2009        10.236813         13.294221         432,602.6600
01/01/2010 to 12/31/2010        13.294221         14.619173         453,184.3811
01/01/2011 to 12/31/2011        14.619173         12.884600         418,305.5153
01/01/2012 to 12/31/2012        12.884600         14.842148         381,277.3753
01/01/2013 to 12/31/2013        14.842148         17.471762         331,160.6856
01/01/2014 to 12/31/2014        17.471762         16.047577         307,264.6719
01/01/2015 to 12/31/2015        16.047577         15.559333         291,609.7256
01/01/2016 to 12/31/2016        15.559333         15.223933         279,164.9027
--------------------------      ---------         ---------         ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303               0.0000
01/01/2015 to 12/31/2015         1.036303          0.966894               0.0000
01/01/2016 to 12/31/2016         0.966894          1.060567          66,313.7846
--------------------------      ---------         ---------         ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.143728         12.186705         236,762.8367
01/01/2008 to 12/31/2008        12.186705         11.200179         236,684.3964
01/01/2009 to 12/31/2009        11.200179         13.050909         354,047.1100
01/01/2010 to 12/31/2010        13.050909         13.882186         468,983.9171
01/01/2011 to 12/31/2011        13.882186         15.230028         498,093.5271
01/01/2012 to 12/31/2012        15.230028         16.405011         502,546.6561
01/01/2013 to 12/31/2013        16.405011         14.691194         463,377.5753
01/01/2014 to 12/31/2014        14.691194         14.920994         422,716.8845
01/01/2015 to 12/31/2015        14.920994         14.270235         394,345.3752
01/01/2016 to 12/31/2016        14.270235         14.787955         369,036.6178
--------------------------      ---------         ---------         ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.611070         13.388910       1,122,424.5428
01/01/2008 to 12/31/2008        13.388910         13.269677       1,836,957.9602
01/01/2009 to 12/31/2009        13.269677         15.459765       3,388,891.8900
01/01/2010 to 12/31/2010        15.459765         16.506947       2,601,342.1859
01/01/2011 to 12/31/2011        16.506947         16.810768       4,369,826.5175
01/01/2012 to 12/31/2012        16.810768         18.130822       3,621,705.7134
01/01/2013 to 12/31/2013        18.130822         17.553861       2,480,474.9718
01/01/2014 to 12/31/2014        17.553861         18.053464       1,701,994.2008
01/01/2015 to 12/31/2015        18.053464         17.821192       1,554,839.3493
01/01/2016 to 12/31/2016        17.821192         18.050091       1,388,473.9686
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.783430         10.957512          14,714.9789
01/01/2013 to 12/31/2013        10.957512         10.327163          23,172.5086
01/01/2014 to 12/31/2014        10.327163         10.964080          31,791.3097
01/01/2015 to 12/31/2015        10.964080         10.869017          30,196.5387
01/01/2016 to 12/31/2016        10.869017         10.869961          31,656.7943
--------------------------      ---------         ---------          -----------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.216374         10.760741           6,487.8784
01/01/2014 to 12/31/2014        10.760741         11.539586          21,354.3745
01/01/2015 to 12/31/2015        11.539586         11.248011          26,801.5892
01/01/2016 to 12/31/2016        11.248011         11.609667          23,755.7713
--------------------------      ---------         ---------          -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762          1.068883         864,213.2742
01/01/2013 to 12/31/2013         1.068883          1.161756       2,515,162.8295
01/01/2014 to 12/31/2014         1.161756          1.235499       2,187,907.0806
01/01/2015 to 12/31/2015         1.235499          1.208822       1,153,134.0044
01/01/2016 to 12/31/2016         1.208822          1.260662         946,990.8419
--------------------------      ---------         ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.431507          8.599158       2,787,693.6433
01/01/2009 to 12/31/2009         8.599158         10.600545       3,031,686.8500
01/01/2010 to 12/31/2010        10.600545         11.744313       3,157,363.8325
01/01/2011 to 12/31/2011        11.744313         11.715944       3,262,408.5909
01/01/2012 to 12/31/2012        11.715944         13.049283       3,064,343.5324
01/01/2013 to 12/31/2013        13.049283         14.546415       2,761,173.7369
01/01/2014 to 12/31/2014        14.546415         15.193036       2,463,195.1784
01/01/2015 to 12/31/2015        15.193036         14.702394       2,241,202.4231
01/01/2016 to 12/31/2016        14.702394         15.351912       2,106,057.3879
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.806825          7.883723       1,040,729.3647
01/01/2009 to 12/31/2009         7.883723         10.046366       1,164,698.6100
01/01/2010 to 12/31/2010        10.046366         11.320254       1,203,297.2382
01/01/2011 to 12/31/2011        11.320254         10.936433       1,205,631.5408
01/01/2012 to 12/31/2012        10.936433         12.417139       1,201,084.7539
01/01/2013 to 12/31/2013        12.417139         14.471865       1,265,991.1343
01/01/2014 to 12/31/2014        14.471865         15.053334       1,179,114.4909
01/01/2015 to 12/31/2015        15.053334         14.515517         998,031.9703
01/01/2016 to 12/31/2016        14.515517         15.313728         889,648.7046
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        56.884355         58.235221         457,225.7942
01/01/2008 to 12/31/2008        58.235221         36.597630         428,888.4437
01/01/2009 to 12/31/2009        36.597630         42.769476         429,098.2600
01/01/2010 to 12/31/2010        42.769476         49.402240         411,027.0587
01/01/2011 to 12/31/2011        49.402240         46.809866         360,610.0337
01/01/2012 to 12/31/2012        46.809866         54.508674         317,553.3809
01/01/2013 to 12/31/2013        54.508674         71.977697         268,672.1838
01/01/2014 to 12/31/2014        71.977697         80.483634         228,419.9962
01/01/2015 to 12/31/2015        80.483634         76.595331         208,388.7533
01/01/2016 to 12/31/2016        76.595331         87.660534         179,820.2522
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         8.451316          9.812864         619,055.0272
01/01/2008 to 12/31/2008         9.812864          5.835734         633,847.6083
01/01/2009 to 12/31/2009         5.835734          8.379729         984,254.2900
01/01/2010 to 12/31/2010         8.379729         10.561395         937,799.2986
01/01/2011 to 12/31/2011        10.561395         10.253499         556,215.8988
01/01/2012 to 12/31/2012        10.253499         11.505166         495,214.1034
01/01/2013 to 12/31/2013        11.505166         15.510711         496,759.3974
01/01/2014 to 12/31/2014        15.510711         17.266223         413,393.0104
01/01/2015 to 12/31/2015        17.266223         18.180606         339,700.6982
01/01/2016 to 12/31/2016        18.180606         19.061252         313,855.5663
--------------------------      ---------         ---------         ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.296585         14.601457         201,491.0416
01/01/2014 to 12/31/2014        14.601457         13.931004         240,721.1247
01/01/2015 to 12/31/2015        13.931004         13.452671         154,633.7100
01/01/2016 to 12/31/2016        13.452671         13.949597         126,195.3264
--------------------------      ---------         ---------         ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088572          6.059120         130,383.0723
01/01/2009 to 12/31/2009         6.059120          8.526167         288,323.3200
01/01/2010 to 12/31/2010         8.526167          8.996195         320,177.4014
01/01/2011 to 12/31/2011         8.996195          7.611678         319,026.9482
01/01/2012 to 12/31/2012         7.611678          8.823283         325,271.3533
01/01/2013 to 04/26/2013         8.823283          9.153894               0.0000
--------------------------      ---------         ---------         ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        14.569022         15.090255           3,015.0700
01/01/2010 to 12/31/2010        15.090255         15.737050           9,840.3362
01/01/2011 to 12/31/2011        15.737050         16.645052          10,146.9500
01/01/2012 to 12/31/2012        16.645052         17.017605          35,296.3914
01/01/2013 to 12/31/2013        17.017605         16.366043          24,707.0658
01/01/2014 to 12/31/2014        16.366043         17.036667          34,996.6086
01/01/2015 to 12/31/2015        17.036667         16.807150          27,630.7225
01/01/2016 to 12/31/2016        16.807150         16.936216          25,228.5556
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.417463         10.777221         517,884.4061
01/01/2008 to 12/31/2008        10.777221         10.914141       1,219,381.8091
01/01/2009 to 12/31/2009        10.914141         10.800453       1,108,920.4500
01/01/2010 to 12/31/2010        10.800453         10.660952         791,077.1149
01/01/2011 to 12/31/2011        10.660952         10.523629         722,672.9733
01/01/2012 to 12/31/2012        10.523629         10.386964         703,985.3055
01/01/2013 to 12/31/2013        10.386964         10.252804         810,018.4087
01/01/2014 to 12/31/2014        10.252804         10.120377         460,779.3826
01/01/2015 to 12/31/2015        10.120377          9.989661         360,977.5767
01/01/2016 to 12/31/2016         9.989661          9.871691         326,747.5581
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.157349         18.081245          31,794.4233
01/01/2014 to 12/31/2014        18.081245         19.788822          20,929.1218
01/01/2015 to 12/31/2015        19.788822         20.041923          20,734.0029
01/01/2016 to 12/31/2016        20.041923         20.803413          17,842.1338
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        12.801545         15.686606          42,540.5936
01/01/2008 to 12/31/2008        15.686606          8.005137          50,547.2214
01/01/2009 to 12/31/2009         8.005137         11.628611          57,550.6000
01/01/2010 to 12/31/2010        11.628611         14.596416          60,121.0792
01/01/2011 to 12/31/2011        14.596416         13.332640          33,122.7674
01/01/2012 to 12/31/2012        13.332640         13.951718          31,367.3501
01/01/2013 to 04/26/2013        13.951718         15.059331               0.0000
--------------------------      ---------         ---------          -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.905780         13.089520         417,221.2410
01/01/2008 to 12/31/2008        13.089520          8.198138         409,304.1269
01/01/2009 to 12/31/2009         8.198138         11.293795         442,216.3200
01/01/2010 to 12/31/2010        11.293795         12.409247         411,348.6585
01/01/2011 to 12/31/2011        12.409247         12.276458         355,159.3390
01/01/2012 to 12/31/2012        12.276458         14.002167         545,620.2428
01/01/2013 to 12/31/2013        14.002167         18.898229         497,005.9457
01/01/2014 to 12/31/2014        18.898229         20.285133         400,668.1043
01/01/2015 to 12/31/2015        20.285133         22.133484         346,682.2868
01/01/2016 to 12/31/2016        22.133484         21.819252         323,687.6804
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007         9.565877          9.985542               0.0000
01/01/2008 to 12/31/2008         9.985542          5.735714           5,788.3869
01/01/2009 to 12/31/2009         5.735714          6.978023          12,679.3500
01/01/2010 to 12/31/2010         6.978023          7.947595       1,115,559.7319
01/01/2011 to 12/31/2011         7.947595          7.543923          31,483.4344
01/01/2012 to 12/31/2012         7.543923          8.389614          49,478.4035
01/01/2013 to 04/26/2013         8.389614          9.018898               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         9.190873         10.367771         537,140.6796
01/01/2008 to 12/31/2008        10.367771          5.532204         510,814.1805
01/01/2009 to 12/31/2009         5.532204          7.847238         458,516.6000
01/01/2010 to 12/31/2010         7.847238          8.473780         442,541.7263
01/01/2011 to 12/31/2011         8.473780          8.249075         394,919.7415
01/01/2012 to 04/27/2012         8.249075          9.283200               0.0000
--------------------------      ---------         ---------       --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.156026         16.652392         161,422.5346
01/01/2008 to 12/31/2008        16.652392          8.853884         151,378.3014
01/01/2009 to 12/31/2009         8.853884         12.340053         144,169.8200
01/01/2010 to 12/31/2010        12.340053         13.978623         126,489.2256
01/01/2011 to 12/31/2011        13.978623         14.694020         112,827.1680
01/01/2012 to 12/31/2012        14.694020         16.182973         106,739.8611
01/01/2013 to 12/31/2013        16.182973         21.805972         107,910.9396
01/01/2014 to 12/31/2014        21.805972         21.884643         101,816.5371
01/01/2015 to 12/31/2015        21.884643         19.514168          98,387.6355
01/01/2016 to 12/31/2016        19.514168         23.625404          87,056.3766
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.066059         10.137618              69.1893
01/01/2009 to 12/31/2009        10.137618         14.281201           8,620.2200
01/01/2010 to 12/31/2010        14.281201         17.281226           8,605.4646
01/01/2011 to 12/31/2011        17.281226         14.286034          33,564.7410
01/01/2012 to 12/31/2012        14.286034         16.625196          22,684.1041
01/01/2013 to 12/31/2013        16.625196         20.940119          21,070.1712
01/01/2014 to 12/31/2014        20.940119         19.285912          24,338.1487
01/01/2015 to 12/31/2015        19.285912         20.132407          24,304.3065
01/01/2016 to 12/31/2016        20.132407         21.030225          17,871.7156
--------------------------      ---------         ---------          -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        52.831122         53.809528          22,573.5623
--------------------------      ---------         ---------          -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        13.603770         16.688680          76,202.9300
01/01/2010 to 12/31/2010        16.688680         19.097595          65,073.8798
01/01/2011 to 12/31/2011        19.097595         17.932990          55,534.2858
01/01/2012 to 12/31/2012        17.932990         19.536993          52,280.1676
01/01/2013 to 12/31/2013        19.536993         25.593388          39,506.1882
01/01/2014 to 12/31/2014        25.593388         28.024451          37,288.6357
01/01/2015 to 12/31/2015        28.024451         27.593167          28,999.6357
01/01/2016 to 04/29/2016        27.593167         27.774621               0.0000
--------------------------      ---------         ---------          -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        14.652624         15.103332       1,289,026.3185
01/01/2008 to 12/31/2008        15.103332          9.025430       1,272,192.9266
01/01/2009 to 12/31/2009         9.025430         11.744348       1,345,709.7400
01/01/2010 to 12/31/2010        11.744348         12.962618       1,563,307.0915
01/01/2011 to 12/31/2011        12.962618         12.260793       1,170,765.0988
01/01/2012 to 12/31/2012        12.260793         13.638720       1,063,171.7343
01/01/2013 to 12/31/2013        13.638720         17.976382       1,008,459.8663
01/01/2014 to 12/31/2014        17.976382         19.597857         869,054.2894
01/01/2015 to 12/31/2015        19.597857         19.783193         673,372.0791
01/01/2016 to 12/31/2016        19.783193         20.924343         591,154.4588
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.138773         14.428629          93,763.6618
01/01/2015 to 12/31/2015        14.428629         14.158877          90,078.0584
01/01/2016 to 12/31/2016        14.158877         14.609129         108,604.5096
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.522958         14.939452       6,100,832.4826
01/01/2015 to 12/31/2015        14.939452         14.588222       5,229,165.7499
01/01/2016 to 12/31/2016        14.588222         15.276432       4,724,666.4652
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.183762         11.691964         800,555.5716
01/01/2008 to 12/31/2008        11.691964          9.157310       1,459,289.2595
01/01/2009 to 12/31/2009         9.157310         11.109695       2,334,215.5600
01/01/2010 to 12/31/2010        11.109695         12.161825       2,740,538.5835
01/01/2011 to 12/31/2011        12.161825         12.218191       2,925,213.1822
01/01/2012 to 12/31/2012        12.218191         13.375464       2,824,903.5159
01/01/2013 to 12/31/2013        13.375464         14.401451       2,245,304.8176
01/01/2014 to 04/25/2014        14.401451         14.524510               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.630632         12.192163        2,292,187.4525
01/01/2008 to 12/31/2008        12.192163          8.854726        3,036,575.9505
01/01/2009 to 12/31/2009         8.854726         11.020404        3,870,580.0800
01/01/2010 to 12/31/2010        11.020404         12.226944        4,641,933.6354
01/01/2011 to 12/31/2011        12.226944         12.055244        4,757,301.0599
01/01/2012 to 12/31/2012        12.055244         13.373515        4,563,756.9413
01/01/2013 to 12/31/2013        13.373515         15.078692        4,404,433.0490
01/01/2014 to 04/25/2014        15.078692         15.150236                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.464132         16.028157       13,854,808.1444
01/01/2015 to 12/31/2015        16.028157         15.620560       12,690,271.6064
01/01/2016 to 12/31/2016        15.620560         16.514354       11,529,251.7063
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.152378         12.580234        5,298,829.1487
01/01/2008 to 12/31/2008        12.580234          8.451645       12,103,070.9155
01/01/2009 to 12/31/2009         8.451645         10.706411       14,973,177.8600
01/01/2010 to 12/31/2010        10.706411         12.003908       16,550,276.5524
01/01/2011 to 12/31/2011        12.003908         11.647420       16,989,816.7331
01/01/2012 to 12/31/2012        11.647420         13.097782       16,300,284.3794
01/01/2013 to 12/31/2013        13.097782         15.439211       15,113,912.2201
01/01/2014 to 04/25/2014        15.439211         15.465784                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.941182         16.617936       11,420,575.8948
01/01/2015 to 12/31/2015        16.617936         16.125078       10,315,298.3003
01/01/2016 to 12/31/2016        16.125078         17.212553        9,252,573.0605
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.813215         13.241565        7,008,703.4306
01/01/2008 to 12/31/2008        13.241565          8.120740       14,788,093.7682
01/01/2009 to 12/31/2009         8.120740         10.428495       15,338,430.2500
01/01/2010 to 12/31/2010        10.428495         11.888337       14,568,943.4534
01/01/2011 to 12/31/2011        11.888337         11.280553       13,717,285.7434
01/01/2012 to 12/31/2012        11.280553         12.884423       12,456,807.1299
01/01/2013 to 12/31/2013        12.884423         16.013844       12,676,191.6422
01/01/2014 to 04/25/2014        16.013844         15.954170                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998575          7.038489          417,605.7008
01/01/2009 to 12/31/2009         7.038489          8.931219        1,251,328.9000
01/01/2010 to 12/31/2010         8.931219          9.701527        1,364,370.0984
01/01/2011 to 12/31/2011         9.701527          9.407894        1,357,682.8017
01/01/2012 to 12/31/2012         9.407894         10.783002        1,296,829.1911
01/01/2013 to 04/26/2013        10.783002         11.612168                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        11.179204         13.943832             6.6100
01/01/2010 to 12/31/2010        13.943832         17.331163         2,651.8491
01/01/2011 to 12/31/2011        17.331163         16.724655         2,487.2729
01/01/2012 to 12/31/2012        16.724655         19.357826         9,961.4034
01/01/2013 to 12/31/2013        19.357826         25.366238         7,377.3226
01/01/2014 to 12/31/2014        25.366238         27.345252         8,723.9168
01/01/2015 to 12/31/2015        27.345252         26.269357        30,286.6637
01/01/2016 to 12/31/2016        26.269357         31.137512        12,937.4775
--------------------------      ---------         ---------        -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.338443         13.820181        79,061.6761
01/01/2008 to 12/31/2008        13.820181          8.558483       109,635.4408
01/01/2009 to 12/31/2009         8.558483         10.637702       205,547.4100
01/01/2010 to 12/31/2010        10.637702         12.021908       175,351.4839
01/01/2011 to 12/31/2011        12.021908         12.061008       150,814.0012
01/01/2012 to 12/31/2012        12.061008         13.741140       152,235.9223
01/01/2013 to 12/31/2013        13.741140         17.863205       140,673.4160
01/01/2014 to 12/31/2014        17.863205         19.942122       114,690.6091
01/01/2015 to 12/31/2015        19.942122         19.864338       114,655.3561
01/01/2016 to 12/31/2016        19.864338         21.839640       105,779.0164
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.178853         22.424400       488,142.6052
01/01/2014 to 12/31/2014        22.424400         24.472630       449,829.2883
01/01/2015 to 12/31/2015        24.472630         24.068496       412,863.3288
01/01/2016 to 12/31/2016        24.068496         27.106389       374,556.9102
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.604697        70,591.0452
01/01/2009 to 12/31/2009         6.604697          8.141697       370,610.8500
01/01/2010 to 12/31/2010         8.141697          8.922471       652,603.8249
01/01/2011 to 12/31/2011         8.922471          8.759302       764,814.1768
01/01/2012 to 12/31/2012         8.759302          9.848736       698,590.2703
01/01/2013 to 04/26/2013         9.848736         10.791833             0.0000
--------------------------      ---------         ---------       ------------

MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009         9.325674         12.025392         2,768.6000
01/01/2010 to 12/31/2010        12.025392         12.791765         4,112.2175
01/01/2011 to 12/31/2011        12.791765         11.029218         6,562.3348
01/01/2012 to 12/31/2012        11.029218         12.838985        35,061.5837
01/01/2013 to 12/31/2013        12.838985         15.389934        36,601.2929
01/01/2014 to 12/31/2014        15.389934         14.229479        58,020.2836
01/01/2015 to 12/31/2015        14.229479         13.861585        33,006.8546
01/01/2016 to 12/31/2016        13.861585         13.815092        23,705.0297
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.331335         25.406323        93,561.1088
01/01/2014 to 12/31/2014        25.406323         25.002832        81,110.6111
01/01/2015 to 12/31/2015        25.002832         24.773678        70,172.8203
01/01/2016 to 12/31/2016        24.773678         28.951791        63,752.2491
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2007 to 12/31/2007        16.408565         15.756529       131,278.2056
01/01/2008 to 12/31/2008        15.756529          9.595726       153,906.5093
01/01/2009 to 12/31/2009         9.595726         12.953774       152,000.2600
01/01/2010 to 12/31/2010        12.953774         15.709433       142,323.9004
01/01/2011 to 12/31/2011        15.709433         14.688795       126,179.1685
01/01/2012 to 12/31/2012        14.688795         15.264435       122,573.7035
01/01/2013 to 04/26/2013        15.264435         16.556111             0.0000
--------------------------      ---------         ---------       ------------

RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        11.560189         14.238122             0.0000
01/01/2010 to 12/31/2010        14.238122         17.785176         5,848.4377
01/01/2011 to 12/31/2011        17.785176         16.796145        15,085.3390
01/01/2012 to 12/31/2012        16.796145         19.221546        24,561.1856
01/01/2013 to 12/31/2013        19.221546         26.206184        25,114.9406
01/01/2014 to 12/31/2014        26.206184         27.091268        21,507.8456
01/01/2015 to 12/31/2015        27.091268         25.528264        20,800.7517
01/01/2016 to 12/31/2016        25.528264         30.471454        19,985.7183
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.679193         22.338144       291,878.5297
01/01/2014 to 12/31/2014        22.338144         23.995717       240,922.1525
01/01/2015 to 12/31/2015        23.995717         26.175789       223,401.6961
01/01/2016 to 12/31/2016        26.175789         26.233477       224,158.2918
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         4.954155          6.431316        85,797.7021
01/01/2008 to 12/31/2008         6.431316          3.526189        84,001.8777
01/01/2009 to 12/31/2009         3.526189          5.533372       110,255.3900
01/01/2010 to 12/31/2010         5.533372          6.974360        95,815.1551
01/01/2011 to 12/31/2011         6.974360          6.203232        77,236.9680
01/01/2012 to 12/31/2012         6.203232          6.864666        76,825.1047
01/01/2013 to 04/26/2013         6.864666          7.180810             0.0000
--------------------------      ---------         ---------       ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.633525         14.804435        14,490.6000
01/01/2010 to 12/31/2010        14.804435         18.854763        23,302.8975
01/01/2011 to 12/31/2011        18.854763         15.508279        35,580.0950
01/01/2012 to 12/31/2012        15.508279         15.701587        38,479.6942
01/01/2013 to 12/31/2013        15.701587         17.165667        20,598.5399
01/01/2014 to 12/31/2014        17.165667         13.754473        24,458.8435
01/01/2015 to 12/31/2015        13.754473          9.129253        21,169.1613
01/01/2016 to 12/31/2016         9.129253         12.952943        18,765.9939
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        30.643757         31.805345       217,544.3923
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007     18.571397         19.530893          703,520.1220
01/01/2008 to 12/31/2008     19.530893         15.691614          632,855.7845
01/01/2009 to 12/31/2009     15.691614         21.184702          612,561.6200
01/01/2010 to 12/31/2010     21.184702         23.622434          587,544.1006
01/01/2011 to 12/31/2011     23.622434         24.357741          519,164.0967
01/01/2012 to 12/31/2012     24.357741         27.154250          463,516.9708
01/01/2013 to 12/31/2013     27.154250         28.942193          334,692.1121
01/01/2014 to 12/31/2014     28.942193         29.947945          285,075.5190
01/01/2015 to 12/31/2015     29.947945         28.918367          250,711.1221
01/01/2016 to 04/29/2016     28.918367         29.807092                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     31.269438         32.483167           26,599.0333
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     24.171167         25.405794              446.2357
01/01/2011 to 12/31/2011     25.405794         25.945508           10,849.3749
01/01/2012 to 12/31/2012     25.945508         28.542174           23,191.3929
01/01/2013 to 12/31/2013     28.542174         28.571028           38,499.4028
01/01/2014 to 12/31/2014     28.571028         29.454919           44,832.6731
01/01/2015 to 12/31/2015     29.454919         28.650770           38,999.7344
01/01/2016 to 04/29/2016     28.650770         29.370884                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007     16.375307         16.814588              593.1883
01/01/2008 to 12/31/2008     16.814588         16.508505           30,860.0092
01/01/2009 to 12/31/2009     16.508505         16.960174           28,022.3200
01/01/2010 to 12/31/2010     16.960174         17.660648           36,653.6313
01/01/2011 to 12/31/2011     17.660648         18.351099           63,876.4293
01/01/2012 to 12/31/2012     18.351099         18.664872           61,639.3762
01/01/2013 to 12/31/2013     18.664872         18.257014           62,065.6587
01/01/2014 to 12/31/2014     18.257014         18.480764           61,122.8734
01/01/2015 to 12/31/2015     18.480764         18.298079           53,958.1827
01/01/2016 to 12/31/2016     18.298079         18.246206           22,882.5215

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS



The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).



Effective as of April 29, 2013:



o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).



Effective as of April 28, 2014:



o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).



Effective as of May 1, 2016:



o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/


     Wellington Core Equity Opportunities Portfolio (Class B); and



o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western


     Asset Management Strategic Bond Opportunities Portfolio (Class E).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B) (formerly MetLife Balanced Plus    current income and growth of capital, with a
 Portfolio)                                   greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B) (formerly MetLife Small Cap
 Value Portfolio)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B) (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B) (formerly Met/Eaton
 Vance Floating Rate Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B) (formerly Met/    seeking preservation of shareholders' capital.
 Franklin Low Duration Total Return
 Portfolio)
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)# (formerly Met/          appreciation and growth of income.
 Templeton International Bond Portfolio)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio (Class B)               Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              Company
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Balanced Plus    Subadviser: Overlay Portion: Pacific
 Portfolio)                                   Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Small Cap        Subadvisers: Delaware Investments Fund
 Value Portfolio)                             Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B) (formerly Met/    Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity             Limited
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Met/Eaton      Subadviser: Eaton Vance Management
 Vance Floating Rate Portfolio)
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B) (formerly Met/    Subadviser: Franklin Advisers, Inc.
 Franklin Low Duration Total Return
 Portfolio)
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)# (formerly Met/          Subadviser: Franklin Advisers, Inc.
 Templeton International Bond Portfolio)
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Goldman Sachs Mid Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Pyramis(R) Government Income Portfolio       Seeks a high level of current income,
 (Class B)                                    consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio            Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)




             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Goldman Sachs Mid Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Goldman Sachs Asset
                                              Management, L.P.
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Pyramis(R) Government Income Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio            Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)


            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B) (formerly MetLife Asset           growth of capital as a secondary objective.
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B) (formerly MetLife Asset           and growth of capital, with a greater
 Allocation 40 Portfolio)                    emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B) (formerly MetLife Asset           current income and growth of capital, with a
 Allocation 60 Portfolio)                    greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B) (formerly Met/Artisan
 Mid Cap Value Portfolio)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity        appreciation and current income.
 Opportunities Portfolio)
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G) (formerly Barclays Aggregate      Bloomberg Barclays U.S. Aggregate Bond
 Bond Index Portfolio)                       Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G) (formerly MSCI EAFE(R) Index      EAFE(R) Index.
 Portfolio)
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G) (formerly Russell 2000(R) Index   2000(R) Index.
 Portfolio)
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)# (formerly Van Eck      income as a secondary consideration.
 Global Natural Resources Portfolio)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Baillie Gifford International Stock         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Met/Artisan   Subadviser: Artisan Partners Limited
 Mid Cap Value Portfolio)                    Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity        Company LLP
 Opportunities Portfolio)
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G) (formerly Barclays Aggregate      Subadviser: MetLife Investment Advisors,
 Bond Index Portfolio)                       LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G) (formerly MSCI EAFE(R) Index      Subadviser: MetLife Investment Advisors,
 Portfolio)                                  LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G) (formerly Russell 2000(R) Index   Subadviser: MetLife Investment Advisors,
 Portfolio)                                  LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)# (formerly Van Eck      Subadviser: Van Eck Associates Corporation
 Global Natural Resources Portfolio)
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits -- Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase

      Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







     (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


Graphic Example
---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.(The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



[GRAPHIC APPEARS HERE]

  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




[GRAPHIC APPEARS HERE]







(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the

Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB -- How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

                      This page intentionally left blank.

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2016              $100,000
   B    Account Value                                  9/1/2017              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2017           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2018              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2018              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2018              $  9,000
   G    Percentage Reduction in Account                9/2/2018                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2018              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2018           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2018              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2016              $100,000
   B    Account Value                                       9/1/2017              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2017           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2018              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2018              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2018              $  9,000
   G    Percentage Reduction in Account                     9/2/2018                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2018              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2018           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2018              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2016             $100,000
    B    Account Value                           9/1/2017 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2017             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2017             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2017          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2018 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2018             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2018          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2018             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2018             $  9,000
    G    Percentage Reduction in Account                 9/2/2018                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2018             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2018          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2018          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2018             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2018 and 9/2/2018 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND




                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C






                                                                        CLASS AA






                                                                     MAY 1, 2017



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 54 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 53 Investment Portfolios listed below.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)


     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)


     Brighthouse Balanced Plus Portfolio (Class B) (formerly MetLife Balanced
         Plus Portfolio)

     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small
         Cap Value Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
         (formerly Met/Franklin Low Duration Total Return Portfolio)


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)


     JPMorgan Global Active Allocation Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)


     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond

         Opportunities Portfolio (Class B)




FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Templeton Foreign VIP Fund




PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

     Putnam VT Multi-Cap Growth Fund



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.


To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 95 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2017

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Free Look........................................... 23
     Accumulation Units.................................. 23
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 33
     Automatic Rebalancing Program....................... 33
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 34
4. EXPENSES.............................................. 34
     Product Charges..................................... 34
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 36
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 38
     Withdrawal Charge................................... 38
     Reduction or Elimination of the Withdrawal
       Charge............................................ 39
     Premium and Other Taxes............................. 40
     Transfer Fee........................................ 40
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 40
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 40
     Annuity Date........................................ 40
     Annuity Payments.................................... 41
     Annuity Options..................................... 41
     Variable Annuity Payments........................... 43
     Fixed Annuity Payments.............................. 43
6. ACCESS TO YOUR MONEY.................................. 43
     Systematic Withdrawal Program....................... 45
     Suspension of Payments or Transfers................. 45


7. LIVING BENEFITS....................................... 45
     Overview of Living Benefit Riders................... 45
     Guaranteed Income Benefits.......................... 46
     Description of GMIB Plus II......................... 47
     Description of GMIB Plus I.......................... 52
     Description of GMIB II.............................. 54
     Description of GMIB I............................... 55
     Guaranteed Withdrawal Benefits...................... 55
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 57
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 63
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 65
     Guaranteed Minimum Accumulation Benefit............. 69
8. PERFORMANCE........................................... 72
9. DEATH BENEFIT......................................... 72
     Upon Your Death..................................... 72
     Standard Death Benefit -- Principal Protection...... 73
     Optional Death Benefit -- Annual Step-Up............ 73
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 74
     Optional Death Benefit -- Compounded-Plus........... 77
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 77
     General Death Benefit Provisions.................... 78
     Spousal Continuation................................ 79
     Death of the Annuitant.............................. 79
     Controlled Payout................................... 79
10. FEDERAL INCOME TAX STATUS............................ 79
     Non-Qualified Contracts............................. 80
     Qualified Contracts................................. 83
11. OTHER INFORMATION.................................... 90
     BLIC................................................ 90
     Planned Separation from MetLife, Inc................ 90
     The Separate Account................................ 91
     Distributor......................................... 91
     Selling Firms....................................... 91
     Requests and Elections.............................. 92
     Ownership........................................... 94
     Legal Proceedings................................... 95
     Financial Statements................................ 95

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  95
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 58 and 65
Annuitant................................................................ 95
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Service Center.................................................... 8
Annuity Units............................................................ 41
Beneficiary.............................................................. 94
Benefit Base............................................................. 65
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 74
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 93
Guaranteed Accumulation Amount........................................... 70
Guaranteed Withdrawal Amount............................................. 66
GWB Withdrawal Rate...................................................... 65
Income Base.............................................................. 47
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 94
Owner.................................................................... 94
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 57
Separate Account......................................................... 91
Total Guaranteed Withdrawal Amount....................................... 57

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HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                                P.O. Box 10366

                          Des Moines, Iowa 50306-0366

                                 (888) 562-2027


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. BLIC is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)                            1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 4)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.90%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
 T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class
 B).



 Note 4. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%


  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%


  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before February 24, 2008 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))



  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%



  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


  ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))



  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.65%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.90%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund       0.71%         0.25%        0.21%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio              0.65%         0.25%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund      0.01%       1.18%         0.01%         1.17%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse Small Cap Value Portfolio       0.06%       1.10%         0.01%         1.09%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio             0.05%       0.98%         0.02%         0.96%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%        0.05%
  Portfolio

 PanAgora Global Diversified Risk               0.65%         0.25%        0.40%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio         0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.80%         0.25%        0.05%
  Portfolio

 BlackRock Bond Income Portfolio                0.33%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.70%          --          0.02%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.06%
  Portfolio

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                 0.47%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.57%         0.25%        0.03%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                        0.45%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                     0.78%         0.25%        0.04%

PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                     0.60%         0.15%        0.01%

 PIMCO Low Duration Portfolio                   0.50%         0.15%         --




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Small Cap Growth Portfolio              --        1.13%         0.02%         1.11%

 JPMorgan Global Active Allocation               --        1.02%         0.04%         0.98%
  Portfolio

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                   --        0.95%         0.01%         0.94%
  Portfolio

 PanAgora Global Diversified Risk              0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio          --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio             0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio        0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio          0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Bond Income Portfolio                 --        0.62%           --          0.62%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.21%         0.09%         1.12%
  Portfolio

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.02%         0.85%
  Portfolio

 T. Rowe Price Small Cap Growth                  --        0.75%           --          0.75%
  Portfolio

 Western Asset Management Strategic            0.01%       0.86%         0.05%         0.81%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                       0.05%       0.84%           --          0.84%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                    0.01%       1.08%         0.02%         1.06%

PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                      --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                    --        0.65%           --          0.65%


                                                 DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                    MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                    FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund      0.56%         0.25%        0.12%        --        0.93%           --          0.93%




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I rider (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit -- Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,319     $2,373      $3,459      $6,504
    minimum       $1,237     $2,135      $3,075      $5,817



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $619      $1,833      $3,099      $6,504
    minimum        $537      $1,595      $2,715      $5,817



CHART 2. Chart 2 assumes you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $994      $1,379      $1,771      $2,961
    minimum        $912      $1,133      $1,358      $2,128



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $294        $839      $1,411      $2,961
    minimum        $212        $593      $  998      $2,128


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT


This prospectus describes the variable annuity contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.





2. PURCHASE

We reserve the right to reject any application.

PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.

We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, SSGA Growth ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account



OR


(B) You must allocate:


o at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 85% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio

   PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Fidelity VIP Equity-Income Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco V.I. International Growth Fund
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   PanAgora Global Diversified Risk Portfolio
   PIMCO High Yield Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
     Templeton Foreign VIP Fund

   Western Asset Management Strategic Bond Opportunities Portfolio

Platform 3
----------


   Invesco Mid Cap Value Portfolio

   Morgan Stanley Mid Cap Growth Portfolio
   Putnam VT Multi-Cap Growth Fund
     T. Rowe Price Mid Cap Growth Portfolio

Platform 4
----------



   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Neuberger Berman Genesis Portfolio
     T. Rowe Price Small Cap Growth Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase

Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the

     Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3. INVESTMENT OPTIONS

The contract offers 53 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


(a) AB Global Dynamic Allocation Portfolio


(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio



(e) Brighthouse Balanced Plus Portfolio


(f) Invesco Balanced-Risk Allocation Portfolio


(g) JPMorgan Global Active Allocation Portfolio



(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis(R) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:



     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B) (formerly MetLife Balanced
         Plus Portfolio)

     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small
         Cap Value Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
         (formerly Met/Franklin Low Duration Total Return Portfolio)


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)


     JPMorgan Global Active Allocation Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)




BRIGHTHOUSE FUNDS TRUST II


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)


     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)




FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund




PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":



     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio


     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit I, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio


      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio


      Clarion Global Real Estate Portfolio

      Invesco Small Cap Growth Portfolio

      Invesco V.I. International Growth Fund


      Loomis Sayles Small Cap Growth Portfolio


      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      PIMCO High Yield Portfolio

      T. Rowe Price Small Cap Growth Portfolio

      Templeton Foreign VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase

Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the BlackRock Bond Income Portfolio and 60% to be in the T. Rowe Price Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the BlackRock Bond Income Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the BlackRock Bond Income Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.65% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.90% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).

If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.

If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I rider, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2004 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an

Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.



For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.



When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or

(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract:


o   GMIB Plus II,

o   GMIB Plus I,

o   GMIB II,

o   and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II in contracts issued on or after February 24, 2009, and 2.5% per annum for GMIB Plus I, GMIB II and GMIB I, and for GMIB Plus II in contracts issued on and before February 23, 2009. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The

Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 10 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 10 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:

o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued on and before February 23, 2009, the following differences
----------------------------------------------------
apply:


(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(2) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) Certain versions of GMIB Plus II have a higher rider charge than GMIB Plus I (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(3) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(4) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1,

      2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(5) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(6) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(7) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(8) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
        (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
        (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(11) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio

                  (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

    (c)        the American Funds(R) Balanced Allocation Portfolio

    (d)        the American Funds(R) Growth Allocation Portfolio

    (e)        the American Funds(R) Moderate Allocation Portfolio

    (f)        the AQR Global Risk Balanced Portfolio

    (g)        the BlackRock Global Tactical Strategies Portfolio

    (h)        the BlackRock Ultra-Short Term Bond Portfolio


    (i)        the Brighthouse Asset Allocation 20 Portfolio

    (j)        the Brighthouse Asset Allocation 40 Portfolio

    (k)        the Brighthouse Asset Allocation 60 Portfolio

    (l)        the Brighthouse Asset Allocation 80 Portfolio

    (m)        the Brighthouse Balanced Plus Portfolio

    (n)        the Invesco Balanced-Risk Allocation Portfolio

    (o)        the JPMorgan Global Active Allocation Portfolio


    (p)        the MetLife Multi-Index Targeted Risk Portfolio

    (q)        the PanAgora Global Diversified Risk Portfolio

    (r)        the Pyramis(R) Government Income Portfolio

    (s)        the Pyramis(R) Managed Risk Portfolio

    (t)        the Schroders Global Multi-Asset Portfolio

    (u)        the SSGA Growth and Income ETF Portfolio

    (v)        the SSGA Growth ETF Portfolio

If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described under "Exercising the GMIB Plus II Rider" will not be applied.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB I rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB I rider has elapsed, the GMIB I rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB I rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).

There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).

7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
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Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).

IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase

Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining

      Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the

Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an

Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
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anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        the American Funds(R) Balanced Allocation Portfolio

   (d)        the American Funds(R) Growth Allocation Portfolio

   (e)        the American Funds(R) Moderate Allocation Portfolio

   (f)        the AQR Global Risk Balanced Portfolio

   (g)        the BlackRock Global Tactical Strategies Portfolio

   (h)        the BlackRock Ultra-Short Term Bond Portfolio


   (i)        the Brighthouse Asset Allocation 20 Portfolio

   (j)        the Brighthouse Asset Allocation 40 Portfolio

   (k)        the Brighthouse Asset Allocation 60 Portfolio

   (l)        the Brighthouse Asset Allocation 80 Portfolio

   (m)        the Brighthouse Balanced Plus Portfolio

   (n)        the Invesco Balanced-Risk Allocation Portfolio

   (o)        the JPMorgan Global Active Allocation Portfolio


   (p)        the MetLife Multi-Index Targeted Risk Portfolio

   (q)        the PanAgora Global Diversified Risk Portfolio

   (r)        the Pyramis(R) Government Income Portfolio

   (s)        the Pyramis(R) Managed Risk Portfolio

   (t)        the Schroders Global Multi-Asset Portfolio

   (u)        the SSGA Growth and Income ETF Portfolio

   (v)        the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the

GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.

If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
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beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity

Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years



      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset

             Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.



The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.



Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the

Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the

Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION



Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:



(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or



(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.

TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL



In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.

3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit

Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.

ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.



Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or



(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.



CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION


BLIC


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/

companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as MetLife Investors Variable Annuity Account One. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2016, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or



o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.



We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 562-2027 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2016. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

01/01/2007 to 12/31/2007     24.601800         27.615072            5,304.2402
01/01/2008 to 12/31/2008     27.615072         16.112618            2,925.4294
01/01/2009 to 12/31/2009     16.112618         21.328810            3,185.8000
01/01/2010 to 12/31/2010     21.328810         23.566313            2,857.9130
01/01/2011 to 12/31/2011     23.566313         21.506687            2,417.5956
01/01/2012 to 12/31/2012     21.506687         24.318664            2,275.2728
01/01/2013 to 12/31/2013     24.318664         28.327325            2,451.4953
01/01/2014 to 12/31/2014     28.327325         27.819095            2,409.6688
01/01/2015 to 12/31/2015     27.819095         26.581399            2,368.1069
01/01/2016 to 12/31/2016     26.581399         25.899406            2,318.5427
--------------------------   ---------         ---------            ----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2007 to 12/31/2007     58.293183         57.917823            3,659.4928
01/01/2008 to 12/31/2008     57.917823         32.495290              761.7135
01/01/2009 to 12/31/2009     32.495290         41.411678              727.5900
01/01/2010 to 12/31/2010     41.411678         46.694169              700.5489
01/01/2011 to 12/31/2011     46.694169         46.117125            2,051.3152
01/01/2012 to 12/31/2012     46.117125         52.961461            2,176.4311
01/01/2013 to 12/31/2013     52.961461         66.425696            1,351.6169
01/01/2014 to 12/31/2014     66.425696         70.702114            1,107.3447
01/01/2015 to 12/31/2015     70.702114         66.431056            1,111.9977
01/01/2016 to 12/31/2016     66.431056         76.723938            1,106.8998
--------------------------   ---------         ---------            ----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007        31.461875         35.637790        11,312.6355
01/01/2008 to 12/31/2008        35.637790         20.846228         7,098.4038
01/01/2009 to 12/31/2009        20.846228         28.030564         7,128.3500
01/01/2010 to 12/31/2010        28.030564         29.815533         6,721.5857
01/01/2011 to 12/31/2011        29.815533         26.143959         5,904.6083
01/01/2012 to 12/31/2012        26.143959         30.326134         5,757.1169
01/01/2013 to 12/31/2013        30.326134         36.590706         5,079.3524
01/01/2014 to 12/31/2014        36.590706         31.905259         4,447.6153
01/01/2015 to 12/31/2015        31.905259         29.272048         4,628.8077
01/01/2016 to 12/31/2016        29.272048         30.781925         4,775.7861
--------------------------      ---------         ---------        -----------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.167893         10.479837             0.0000
01/01/2013 to 12/31/2013        10.479837         11.428729        11,269.9055
01/01/2014 to 12/31/2014        11.428729         12.037639        19,128.3277
01/01/2015 to 12/31/2015        12.037639         11.879490         9,149.1239
01/01/2016 to 12/31/2016        11.879490         12.075067         9,086.9185
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824             0.0000
01/01/2015 to 12/31/2015         1.036824          1.007302             0.0000
01/01/2016 to 12/31/2016         1.007302          1.008061             0.0000
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.026246          6.987538        33,522.6656
01/01/2009 to 12/31/2009         6.987538          8.866651        75,093.8700
01/01/2010 to 12/31/2010         8.866651          9.757837        88,181.5981
01/01/2011 to 12/31/2011         9.757837          9.370880        93,798.8099
01/01/2012 to 12/31/2012         9.370880         10.437432       109,050.8353
01/01/2013 to 12/31/2013        10.437432         12.138922       158,408.2820
01/01/2014 to 12/31/2014        12.138922         12.630942       175,256.6539
01/01/2015 to 12/31/2015        12.630942         12.305766       163,031.9906
01/01/2016 to 12/31/2016        12.305766         13.017151       136,391.0041
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         6.432410          6.337908        10,211.0993
01/01/2009 to 12/31/2009         6.337908          8.335439       109,736.4600
01/01/2010 to 12/31/2010         8.335439          9.281394       147,402.8344
01/01/2011 to 12/31/2011         9.281394          8.676032       135,724.4776
01/01/2012 to 12/31/2012         8.676032          9.887340       128,799.0664
01/01/2013 to 12/31/2013         9.887340         12.137129       159,715.4004
01/01/2014 to 12/31/2014        12.137129         12.669395       149,650.7084
01/01/2015 to 12/31/2015        12.669395         12.336982        91,554.6804
01/01/2016 to 12/31/2016        12.336982         13.189241        62,281.9104
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.629980          7.658954         3,130.1184
01/01/2009 to 12/31/2009         7.658954          9.273025         9,941.4400
01/01/2010 to 12/31/2010         9.273025          9.999953        26,417.7997
01/01/2011 to 12/31/2011         9.999953          9.830917       109,800.4259
01/01/2012 to 12/31/2012         9.830917         10.690383        68,612.4242
01/01/2013 to 12/31/2013        10.690383         11.907408        53,012.5348
01/01/2014 to 12/31/2014        11.907408         12.395351        49,548.8284
01/01/2015 to 12/31/2015        12.395351         12.073754        54,912.7731
01/01/2016 to 12/31/2016        12.073754         12.677341        54,566.7612
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.095853         11.462767        14,504.6584
01/01/2013 to 12/31/2013        11.462767         10.865597        13,010.2993
01/01/2014 to 12/31/2014        10.865597         11.087286        15,468.0980
01/01/2015 to 12/31/2015        11.087286          9.837128         9,533.5864
01/01/2016 to 12/31/2016         9.837128         10.516928         8,046.8313
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.924071         10.211120        41,222.3487
01/01/2013 to 12/31/2013        10.211120         11.051764        61,196.1518
01/01/2014 to 12/31/2014        11.051764         11.485267        57,939.1844
01/01/2015 to 12/31/2015        11.485267         11.256840        85,755.4433
01/01/2016 to 12/31/2016        11.256840         11.534440        79,976.0196
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        19.194490         16.005296       120,966.0584
01/01/2008 to 12/31/2008        16.005296          9.158910        89,617.4257
01/01/2009 to 12/31/2009         9.158910         12.107964        82,561.9300
01/01/2010 to 12/31/2010        12.107964         13.793766        82,309.6616
01/01/2011 to 12/31/2011        13.793766         12.778545        68,899.2780
01/01/2012 to 12/31/2012        12.778545         15.795183        56,467.9727
01/01/2013 to 12/31/2013        15.795183         16.047387        54,014.0516
01/01/2014 to 12/31/2014        16.047387         17.834403        52,529.1192
01/01/2015 to 12/31/2015        17.834403         17.253471        47,725.0885
01/01/2016 to 12/31/2016        17.253471         17.076757        42,077.7712
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         7.568189          7.593294       357,066.5919
01/01/2008 to 12/31/2008         7.593294          4.540528       314,208.5349
01/01/2009 to 12/31/2009         4.540528          5.923534       285,432.3300
01/01/2010 to 12/31/2010         5.923534          7.194651       288,489.7542
01/01/2011 to 12/31/2011         7.194651          7.288773       251,969.4597
01/01/2012 to 12/31/2012         7.288773          8.474367       233,304.9387
01/01/2013 to 12/31/2013         8.474367         12.106716       237,682.1634
01/01/2014 to 12/31/2014        12.106716         14.123147       212,617.1717
01/01/2015 to 12/31/2015        14.123147         13.297951       200,356.1379
01/01/2016 to 12/31/2016        13.297951         13.397415       184,412.1117
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.103240         10.249680        19,468.6499
01/01/2008 to 12/31/2008        10.249680          4.563760        20,973.1268
01/01/2009 to 12/31/2009         4.563760          6.178104        29,851.2400
01/01/2010 to 12/31/2010         6.178104          6.506516        14,538.1208
01/01/2011 to 04/29/2011         6.506516          6.907176             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010630          1.044394        75,401.1603
01/01/2013 to 12/31/2013         1.044394          1.043809        37,937.2778
01/01/2014 to 12/31/2014         1.043809          1.081320        48,071.2149
01/01/2015 to 12/31/2015         1.081320          1.016353        61,693.1642
01/01/2016 to 12/31/2016         1.016353          1.114068        49,751.7812
--------------------------       --------          --------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.889440         11.373762        97,140.7244
01/01/2008 to 12/31/2008        11.373762          7.151498       121,874.5307
01/01/2009 to 12/31/2009         7.151498          8.882604       115,859.6000
01/01/2010 to 12/31/2010         8.882604         10.012092       134,912.7882
01/01/2011 to 12/31/2011        10.012092          9.680265       122,356.7310
01/01/2012 to 12/31/2012         9.680265         11.256169        95,769.4571
01/01/2013 to 12/31/2013        11.256169         14.953317        98,008.6052
01/01/2014 to 12/31/2014        14.953317         16.038166        95,257.3999
01/01/2015 to 12/31/2015        16.038166         14.796666        85,272.9314
01/01/2016 to 12/31/2016        14.796666         17.029548        80,511.7373
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        26.442364         26.097573        49,377.7355
01/01/2008 to 12/31/2008        26.097573         15.676284        33,622.7596
01/01/2009 to 12/31/2009        15.676284         19.462550        32,289.4000
01/01/2010 to 12/31/2010        19.462550         23.971440        29,870.5828
01/01/2011 to 12/31/2011        23.971440         22.651298        26,960.7934
01/01/2012 to 12/31/2012        22.651298         25.488990        24,377.7430
01/01/2013 to 12/31/2013        25.488990         32.588570        22,696.8097
01/01/2014 to 12/31/2014        32.588570         35.058692        20,921.4926
01/01/2015 to 12/31/2015        35.058692         31.309279        16,736.8367
01/01/2016 to 12/31/2016        31.309279         35.482916        16,923.4665
--------------------------      ---------         ---------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.260960         15.540130       212,706.1786
01/01/2008 to 12/31/2008        15.540130          9.341736       187,394.0707
01/01/2009 to 12/31/2009         9.341736         12.265817       182,110.0800
01/01/2010 to 12/31/2010        12.265817         15.186300       165,408.7737
01/01/2011 to 12/31/2011        15.186300         14.739946       134,849.2268
01/01/2012 to 12/31/2012        14.739946         17.097538       109,243.3275
01/01/2013 to 12/31/2013        17.097538         23.515801        95,319.1091
01/01/2014 to 12/31/2014        23.515801         24.898496        82,824.5008
01/01/2015 to 12/31/2015        24.898496         24.012162        78,532.7893
01/01/2016 to 12/31/2016        24.012162         26.254298        67,220.9380
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433             0.0000
01/01/2013 to 12/31/2013         1.046433          1.139546       121,309.5136
01/01/2014 to 12/31/2014         1.139546          1.196095        59,649.8557
01/01/2015 to 12/31/2015         1.196095          1.184079       339,252.5788
01/01/2016 to 12/31/2016         1.184079          1.195521       310,816.3201
--------------------------      ---------         ---------       ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987399          9.734008        10,384.0622
01/01/2012 to 12/31/2012         9.734008          9.969859        11,760.1386
01/01/2013 to 12/31/2013         9.969859          9.895765        10,843.9853
01/01/2014 to 12/31/2014         9.895765          9.812226         5,435.3203
01/01/2015 to 12/31/2015         9.812226          9.567621         4,708.1856
01/01/2016 to 12/31/2016         9.567621          9.681708         4,254.9544
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.667259          7.562984       697,793.0189
01/01/2009 to 12/31/2009         7.562984          9.843201       601,888.9500
01/01/2010 to 12/31/2010         9.843201         11.251762       598,311.9581
01/01/2011 to 12/31/2011        11.251762         10.402724       574,376.1933
01/01/2012 to 12/31/2012        10.402724         11.914653       574,542.6876
01/01/2013 to 12/31/2013        11.914653         15.140008       545,171.9191
01/01/2014 to 12/31/2014        15.140008         15.610967       421,891.0537
01/01/2015 to 12/31/2015        15.610967         15.009529       384,897.1844
01/01/2016 to 12/31/2016        15.009529         16.049290       361,470.4170
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE
STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2007 to 01/01/2007        10.307276         10.307276        76,008.9107
--------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.950891         10.377682         2,885.8704
01/01/2013 to 12/31/2013        10.377682         11.644752        12,076.5729
01/01/2014 to 12/31/2014        11.644752         12.527974        20,239.7333
01/01/2015 to 12/31/2015        12.527974         11.789721        23,844.7134
01/01/2016 to 12/31/2016        11.789721         12.535500        27,544.5698
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470             0.0000
01/01/2014 to 12/31/2014         1.122470          1.203340             0.0000
01/01/2015 to 12/31/2015         1.203340          1.166383             0.0000
01/01/2016 to 12/31/2016         1.166383          1.194346             0.0000
--------------------------      ---------         ---------       ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        17.775216         16.911972       299,209.1362
01/01/2008 to 12/31/2008        16.911972         11.644231       230,552.8383
01/01/2009 to 12/31/2009        11.644231         14.447080       219,343.5800
01/01/2010 to 12/31/2010        14.447080         16.995902       195,635.3734
01/01/2011 to 12/31/2011        16.995902         15.178255       176,077.4655
01/01/2012 to 12/31/2012        15.178255         17.569665       157,018.8103
01/01/2013 to 12/31/2013        17.569665         22.832759       130,244.8333
01/01/2014 to 12/31/2014        22.832759         22.787306       111,889.2520
01/01/2015 to 12/31/2015        22.787306         21.149125       105,141.0828
01/01/2016 to 12/31/2016        21.149125         27.237071        92,355.3092
--------------------------      ---------         ---------       ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        13.358987          6.107034        39,072.7258
01/01/2009 to 12/31/2009         6.107034         10.123524        67,145.2700
01/01/2010 to 12/31/2010        10.123524         12.282999        75,164.3209
01/01/2011 to 12/31/2011        12.282999          9.797930        74,870.5751
01/01/2012 to 12/31/2012         9.797930         11.429024        59,347.9265
01/01/2013 to 12/31/2013        11.429024         10.655323        43,697.9889
01/01/2014 to 12/31/2014        10.655323          9.772978        36,284.2014
01/01/2015 to 12/31/2015         9.772978          8.264436        37,046.4549
01/01/2016 to 12/31/2016         8.264436          9.041601        34,730.3885
--------------------------      ---------         ---------       ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
 (CLASS 2))

01/01/2007 to 12/31/2007        12.754275         16.115145        21,684.6794
01/01/2008 to 04/25/2008        16.115145         14.646315             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        15.577096         17.313567       278,333.0576
01/01/2008 to 12/31/2008        17.313567          9.790126       216,465.2524
01/01/2009 to 12/31/2009         9.790126         12.638051       202,264.8100
01/01/2010 to 12/31/2010        12.638051         13.814584       191,642.4258
01/01/2011 to 12/31/2011        13.814584         12.102702       186,638.6378
01/01/2012 to 12/31/2012        12.102702         13.857650       172,469.4998
01/01/2013 to 12/31/2013        13.857650         16.215302       166,321.0639
01/01/2014 to 12/31/2014        16.215302         14.804391       145,789.2762
01/01/2015 to 12/31/2015        14.804391         14.268067       130,354.0593
01/01/2016 to 12/31/2016        14.268067         13.876982       123,229.9699
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.439526         12.646969         8,794.8730
01/01/2008 to 12/31/2008        12.646969          6.606950         7,438.5680
01/01/2009 to 12/31/2009         6.606950         10.195369        22,981.4400
01/01/2010 to 12/31/2010        10.195369         13.213470        24,775.4986
01/01/2011 to 12/31/2011        13.213470         12.067801        25,491.8937
01/01/2012 to 12/31/2012        12.067801         12.938431        14,338.8129
01/01/2013 to 12/31/2013        12.938431         17.649116        14,138.2531
01/01/2014 to 12/31/2014        17.649116         17.492538        12,847.4437
01/01/2015 to 12/31/2015        17.492538         16.301191        12,459.8608
01/01/2016 to 12/31/2016        16.301191         14.641197        12,235.1002
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019             0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133             0.0000
01/01/2016 to 12/31/2016         0.957133          1.043583         4,834.9634
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.207117         12.882116       542,542.4162
01/01/2008 to 12/31/2008        12.882116         12.690839       525,723.3894
01/01/2009 to 12/31/2009        12.690839         14.697007       437,952.3100
01/01/2010 to 12/31/2010        14.697007         15.598687       431,203.4314
01/01/2011 to 12/31/2011        15.598687         15.791031       412,049.5206
01/01/2012 to 12/31/2012        15.791031         16.928614       430,198.5872
01/01/2013 to 12/31/2013        16.928614         16.291852       333,921.5475
01/01/2014 to 12/31/2014        16.291852         16.655315       274,386.8789
01/01/2015 to 12/31/2015        16.655315         16.342669       248,069.8132
01/01/2016 to 12/31/2016        16.342669         16.453573       227,489.0041
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         8,886.5983
01/01/2013 to 12/31/2013        10.847689         10.162484             0.0000
01/01/2014 to 12/31/2014        10.162484         10.724718             0.0000
01/01/2015 to 12/31/2015        10.724718         10.568127             0.0000
01/01/2016 to 12/31/2016        10.568127         10.505826             0.0000
--------------------------      ---------         ---------       ------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.214701         10.715574         3,255.7806
01/01/2014 to 12/31/2014        10.715574         11.422414         3,894.2181
01/01/2015 to 12/31/2015        11.422414         11.067180         3,358.9071
01/01/2016 to 12/31/2016        11.067180         11.354701         2,808.8604
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484        18,092.0092
01/01/2013 to 12/31/2013         1.064484          1.150055        20,553.5808
01/01/2014 to 12/31/2014         1.150055          1.215740        20,364.9215
01/01/2015 to 12/31/2015         1.215740          1.182372        36,234.5026
01/01/2016 to 12/31/2016         1.182372          1.225704        35,693.8632
--------------------------       --------          --------        -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND
INCOME ETF SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.091625         11.469258        69,815.5955
01/01/2008 to 12/31/2008        11.469258          8.432783        71,923.5862
01/01/2009 to 12/31/2009         8.432783         10.333264       132,301.2500
01/01/2010 to 12/31/2010        10.333264         11.379773       136,206.6114
01/01/2011 to 12/31/2011        11.379773         11.284525        98,475.4672
01/01/2012 to 12/31/2012        11.284525         12.493205        88,682.6905
01/01/2013 to 12/31/2013        12.493205         13.843251        90,157.5915
01/01/2014 to 12/31/2014        13.843251         14.372122        79,588.7895
01/01/2015 to 12/31/2015        14.372122         13.824769        80,085.5119
01/01/2016 to 12/31/2016        13.824769         14.349185        78,545.0567
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT
(CLASS B))

01/01/2007 to 12/31/2007        11.344850         11.755582        33,061.0998
01/01/2008 to 12/31/2008        11.755582          7.731161        30,142.2722
01/01/2009 to 12/31/2009         7.731161          9.793017        39,785.6200
01/01/2010 to 12/31/2010         9.793017         10.968839        35,084.5654
01/01/2011 to 12/31/2011        10.968839         10.533663        47,673.6248
01/01/2012 to 12/31/2012        10.533663         11.887943        36,787.4043
01/01/2013 to 12/31/2013        11.887943         13.772250        39,500.3192
01/01/2014 to 12/31/2014        13.772250         14.239908        23,672.8048
01/01/2015 to 12/31/2015        14.239908         13.648985        26,396.8743
01/01/2016 to 12/31/2016        13.648985         14.313436        22,395.0810
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        55.062441         56.030968       250,298.3204
01/01/2008 to 12/31/2008        56.030968         35.000435       223,483.9704
01/01/2009 to 12/31/2009        35.000435         40.658089       206,660.7900
01/01/2010 to 12/31/2010        40.658089         46.682743       186,060.2686
01/01/2011 to 12/31/2011        46.682743         43.968910       153,239.0111
01/01/2012 to 12/31/2012        43.968910         50.892657       131,865.3781
01/01/2013 to 12/31/2013        50.892657         66.801079       116,213.9961
01/01/2014 to 12/31/2014        66.801079         74.248482        99,937.6450
01/01/2015 to 12/31/2015        74.248482         70.238585        90,804.5410
01/01/2016 to 12/31/2016        70.238585         79.904749        82,270.9009
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2007 to 12/31/2007        52.305969         48.217079         1,810.8653
01/01/2008 to 12/31/2008        48.217079         28.999605           461.1372
01/01/2009 to 12/31/2009        28.999605         36.936453           189.3900
01/01/2010 to 04/30/2010        36.936453         39.397638             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         8.180513          9.441318       445,288.8641
01/01/2008 to 12/31/2008         9.441318          5.580999       372,477.3486
01/01/2009 to 12/31/2009         5.580999          7.966011       336,984.3600
01/01/2010 to 12/31/2010         7.966011          9.979980       318,046.1811
01/01/2011 to 12/31/2011         9.979980          9.631171       228,074.6144
01/01/2012 to 12/31/2012         9.631171         10.741882       198,851.3519
01/01/2013 to 12/31/2013        10.741882         14.395139       192,862.2872
01/01/2014 to 12/31/2014        14.395139         15.928538       161,033.2550
01/01/2015 to 12/31/2015        15.928538         16.671745       145,507.1440
01/01/2016 to 12/31/2016        16.671745         17.374744       128,928.8420
--------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.592341         17.917514             0.0000
01/01/2008 to 12/31/2008        17.917514          9.801848           625.1110
01/01/2009 to 12/31/2009         9.801848         11.722204           625.1100
01/01/2010 to 12/31/2010        11.722204         12.290858           625.1110
01/01/2011 to 12/31/2011        12.290858          9.631917           625.1110
01/01/2012 to 12/31/2012         9.631917         11.279936           625.1110
01/01/2013 to 12/31/2013        11.279936         12.743081        12,598.7833
01/01/2014 to 12/31/2014        12.743081         12.085198         8,576.2854
01/01/2015 to 12/31/2015        12.085198         11.600395         9,450.7547
01/01/2016 to 12/31/2016        11.600395         11.956962         7,948.7139
--------------------------      ---------         ---------       ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        41.289976         42.948359         3,865.0606
01/01/2008 to 12/31/2008        42.948359         40.593524         6,242.2139
01/01/2009 to 12/31/2009        40.593524         43.487373         3,752.6900
01/01/2010 to 12/31/2010        43.487373         46.112048         5,639.2894
01/01/2011 to 12/31/2011        46.112048         48.098979         5,563.1659
01/01/2012 to 12/31/2012        48.098979         50.625234         5,044.0828
01/01/2013 to 12/31/2013        50.625234         49.171861         5,036.7412
01/01/2014 to 12/31/2014        49.171861         51.531980         5,031.3963
01/01/2015 to 12/31/2015        51.531980         50.734391         4,658.2802
01/01/2016 to 12/31/2016        50.734391         51.205977         4,184.9503
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         8.415159         10.576973             0.0000
01/01/2010 to 12/31/2010        10.576973         12.434974             0.0000
01/01/2011 to 12/31/2011        12.434974         11.109835             0.0000
01/01/2012 to 12/31/2012        11.109835         12.466267           894.9420
01/01/2013 to 12/31/2013        12.466267         16.417327           894.9420
01/01/2014 to 12/31/2014        16.417327         17.541626           894.9420
01/01/2015 to 12/31/2015        17.541626         18.292183           894.9420
01/01/2016 to 12/31/2016        18.292183         17.963221           894.9420
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

01/01/2007 to 12/31/2007        13.963702         15.332447             0.0000
01/01/2008 to 12/31/2008        15.332447          8.628179             0.0000
01/01/2009 to 05/01/2009         8.628179          8.192498             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))

04/30/2007 to 12/31/2007        14.445320         15.046857               0.0000
01/01/2008 to 12/31/2008        15.046857          8.456209               0.0000
01/01/2009 to 05/01/2009         8.456209          8.024685               0.0000
--------------------------      ---------         ---------               ------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I.
CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))

01/01/2007 to 04/27/2007        21.969305         23.392674               0.0000
--------------------------      ---------         ---------               ------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.083745         10.369242         711,766.0045
01/01/2008 to 12/31/2008        10.369242         10.437994       1,031,846.0712
01/01/2009 to 12/31/2009        10.437994         10.267473         769,160.6400
01/01/2010 to 12/31/2010        10.267473         10.074225         674,565.5497
01/01/2011 to 12/31/2011        10.074225          9.885130         594,688.6211
01/01/2012 to 12/31/2012         9.885130          9.698069         282,712.8314
01/01/2013 to 12/31/2013         9.698069          9.515538         270,137.9449
01/01/2014 to 12/31/2014         9.515538          9.336444         263,140.3050
01/01/2015 to 12/31/2015         9.336444          9.160719         259,873.2766
01/01/2016 to 12/31/2016         9.160719          8.998383         232,601.7490
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.588731         12.664321         327,248.8920
01/01/2008 to 12/31/2008        12.664321          7.884117         283,363.5454
01/01/2009 to 12/31/2009         7.884117         10.796267         280,371.4900
01/01/2010 to 12/31/2010        10.796267         11.791672         270,194.4033
01/01/2011 to 12/31/2011        11.791672         11.595850         237,971.4584
01/01/2012 to 12/31/2012        11.595850         13.146384         454,811.1645
01/01/2013 to 12/31/2013        13.146384         17.637135         408,433.1136
01/01/2014 to 12/31/2014        17.637135         18.818245         348,080.5210
01/01/2015 to 12/31/2015        18.818245         20.410115         310,030.4815
01/01/2016 to 12/31/2016        20.410115         19.999994         284,190.8493
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         8.892595          9.975273         808,015.5291
01/01/2008 to 12/31/2008         9.975273          5.290726         694,795.5012
01/01/2009 to 12/31/2009         5.290726          7.459833         633,817.0300
01/01/2010 to 12/31/2010         7.459833          8.007296         564,904.9151
01/01/2011 to 12/31/2011         8.007296          7.748428         447,345.5818
01/01/2012 to 04/27/2012         7.748428          8.702779               0.0000
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.562205         10.809461          30,828.6918
01/01/2008 to 12/31/2008        10.809461          6.224256          16,448.9207
01/01/2009 to 12/31/2009         6.224256          7.919452          20,326.0100
01/01/2010 to 12/31/2010         7.919452         10.206380          18,548.6878
01/01/2011 to 12/31/2011        10.206380         10.289595          16,060.0629
01/01/2012 to 12/31/2012        10.289595         11.194703          14,874.6328
01/01/2013 to 12/31/2013        11.194703         16.298229          14,615.1791
01/01/2014 to 12/31/2014        16.298229         16.140912          14,767.2767
01/01/2015 to 12/31/2015        16.140912         16.063140          10,796.7178
01/01/2016 to 12/31/2016        16.063140         16.713910          11,650.4614
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        21.455469         21.766073           1,354.3454
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        12.413929         15.168928               0.0000
01/01/2010 to 12/31/2010        15.168928         17.254736           1,163.5509
01/01/2011 to 12/31/2011        17.254736         16.105760           2,767.7242
01/01/2012 to 12/31/2012        16.105760         17.440825           1,213.7024
01/01/2013 to 12/31/2013        17.440825         22.710843           2,530.0192
01/01/2014 to 12/31/2014        22.710843         24.719350           1,352.3661
01/01/2015 to 12/31/2015        24.719350         24.193312           1,266.8528
01/01/2016 to 04/29/2016        24.193312         24.304401               0.0000
--------------------------      ---------         ---------           ----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        12.536329         12.259389          25,047.0725
01/01/2008 to 12/31/2008        12.259389          7.167903          19,566.9589
01/01/2009 to 05/01/2009         7.167903          7.075613               0.0000
--------------------------      ---------         ---------          -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.332149         13.550342          63,288.0195
01/01/2015 to 12/31/2015        13.550342         13.217456          80,429.9890
01/01/2016 to 12/31/2016        13.217456         13.556197          31,253.8601
--------------------------      ---------         ---------          -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.910122         14.251064       2,624,007.5164
01/01/2015 to 12/31/2015        14.251064         13.832750       2,280,822.3528
01/01/2016 to 12/31/2016        13.832750         14.398682       1,967,311.3866
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.040211         11.472478       1,714,054.4038
01/01/2008 to 12/31/2008        11.472478          8.931449       1,403,709.0740
01/01/2009 to 12/31/2009         8.931449         10.770887       1,501,860.3000
01/01/2010 to 12/31/2010        10.770887         11.720442       1,417,850.7498
01/01/2011 to 12/31/2011        11.720442         11.704503       1,530,248.3631
01/01/2012 to 12/31/2012        11.704503         12.736086       1,481,663.6677
01/01/2013 to 12/31/2013        12.736086         13.631012       1,349,392.9540
01/01/2014 to 04/25/2014        13.631012         13.721523               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.481355         11.963296       2,290,443.2291
01/01/2008 to 12/31/2008        11.963296          8.636307       2,087,657.5302
01/01/2009 to 12/31/2009         8.636307         10.684293       1,962,479.3300
01/01/2010 to 12/31/2010        10.684293         11.783178       2,111,177.0350
01/01/2011 to 12/31/2011        11.783178         11.548371       1,917,844.5505
01/01/2012 to 12/31/2012        11.548371         12.734194       1,815,270.2350
01/01/2013 to 12/31/2013        12.734194         14.271995       1,677,188.0374
01/01/2014 to 04/25/2014        14.271995         14.312622               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.304806         14.766474       2,630,275.7924
01/01/2015 to 12/31/2015        14.766474         14.304850       2,450,996.1349
01/01/2016 to 12/31/2016        14.304850         15.032907       2,140,354.0096
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))

11/01/2007 to 12/31/2007                          10.642630         568,103.2730
01/01/2008 to 11/07/2008        10.642630          7.294075               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.299198          8.243149       4,541,863.6196
01/01/2009 to 12/31/2009         8.243149         10.379836       4,311,431.3700
01/01/2010 to 12/31/2010        10.379836         11.568201       4,009,708.4123
01/01/2011 to 12/31/2011        11.568201         11.157644       3,585,466.7004
01/01/2012 to 12/31/2012        11.157644         12.471587       3,320,296.3740
01/01/2013 to 12/31/2013        12.471587         14.613171       2,939,172.6375
01/01/2014 to 04/25/2014        14.613171         14.610666               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.278990         14.824869       3,326,979.4763
01/01/2015 to 12/31/2015        14.824869         14.299108       2,972,267.7700
01/01/2016 to 12/31/2016        14.299108         15.172150       2,705,269.8204
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))

11/01/2007 to 12/31/2007                          10.833360         412,212.7150
01/01/2008 to 11/07/2008        10.833360          6.886100               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.008494          7.920380       4,797,079.0199
01/01/2009 to 12/31/2009         7.920380         10.110345       4,518,008.7300
01/01/2010 to 12/31/2010        10.110345         11.456775       4,257,983.5300
01/01/2011 to 12/31/2011        11.456775         10.806138       4,042,008.5957
01/01/2012 to 12/31/2012        10.806138         12.268357       3,690,752.7639
01/01/2013 to 12/31/2013        12.268357         15.156984       3,382,356.8704
01/01/2014 to 04/25/2014        15.156984         15.071967               0.0000
--------------------------      ---------         ---------       --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.947028         13.333947         150,974.1653
01/01/2008 to 12/31/2008        13.333947          8.207703         126,593.0513
01/01/2009 to 12/31/2009         8.207703         10.140674         147,741.1000
01/01/2010 to 12/31/2010        10.140674         11.391722         147,927.1408
01/01/2011 to 12/31/2011        11.391722         11.360548         128,740.9148
01/01/2012 to 12/31/2012        11.360548         12.865299         120,633.2465
01/01/2013 to 12/31/2013        12.865299         16.624657         115,171.0980
01/01/2014 to 12/31/2014        16.624657         18.448430         106,645.8631
01/01/2015 to 12/31/2015        18.448430         18.266536          66,316.2271
01/01/2016 to 12/31/2016        18.266536         19.962856          69,331.5750
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        20.646753         19.508247           1,863.6587
01/01/2008 to 12/31/2008        19.508247         11.760306           1,645.8059
01/01/2009 to 12/31/2009        11.760306         13.019861           1,645.8100
01/01/2010 to 12/31/2010        13.019861         15.501370           1,645.8059
01/01/2011 to 12/31/2011        15.501370         16.047806           1,645.8059
01/01/2012 to 12/31/2012        16.047806         17.279813           2,195.1777
01/01/2013 to 12/31/2013        17.279813         23.429557          66,920.2564
01/01/2014 to 12/31/2014        23.429557         22.919485          56,917.5191
01/01/2015 to 12/31/2015        22.919485         22.573569          50,811.1716
01/01/2016 to 12/31/2016        22.573569         26.222880          47,365.9723
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        17.044858         18.500037               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.191695         15.202206       127,382.0185
01/01/2008 to 12/31/2008        15.202206          9.202464       115,726.8586
01/01/2009 to 12/31/2009         9.202464         12.348579       114,170.5400
01/01/2010 to 12/31/2010        12.348579         14.886019       109,284.5743
01/01/2011 to 12/31/2011        14.886019         13.835741       107,341.0730
01/01/2012 to 12/31/2012        13.835741         14.291465        92,763.4835
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.560394         14.527575        47,218.7462
01/01/2008 to 12/31/2008        14.527575          8.266781        36,838.5979
01/01/2009 to 12/31/2009         8.266781         11.602046        36,142.4400
01/01/2010 to 12/31/2010        11.602046         13.289891        33,740.3895
01/01/2011 to 12/31/2011        13.289891         12.866159        30,641.1739
01/01/2012 to 12/31/2012        12.866159         14.980079        23,165.4704
01/01/2013 to 12/31/2013        14.980079         20.396540        54,211.1534
01/01/2014 to 12/31/2014        20.396540         21.778971        49,593.5620
01/01/2015 to 12/31/2015        21.778971         23.615539        42,395.0009
01/01/2016 to 12/31/2016        23.615539         23.526017        41,574.4862
--------------------------      ---------         ---------       ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.021175         15.067202           430.6295
01/01/2008 to 12/31/2008        15.067202          9.413845           398.9156
01/01/2009 to 12/31/2009         9.413845         12.805266           361.6300
01/01/2010 to 12/31/2010        12.805266         16.919654           332.2342
01/01/2011 to 12/31/2011        16.919654         16.842100             3.5673
01/01/2012 to 12/31/2012        16.842100         19.152244             3.5491
01/01/2013 to 12/31/2013        19.152244         27.092679         1,101.3541
01/01/2014 to 12/31/2014        27.092679         28.349576         1,101.3401
01/01/2015 to 12/31/2015        28.349576         28.501320         1,047.8976
01/01/2016 to 12/31/2016        28.501320         31.176041         1,047.8815
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        28.351097         29.337702           642.1766
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        19.458894         19.797824         6,753.0942
01/01/2008 to 12/31/2008        19.797824         16.467214             0.0000
01/01/2009 to 12/31/2009        16.467214         21.310523             0.0000
01/01/2010 to 12/31/2010        21.310523         23.513917             0.0000
01/01/2011 to 12/31/2011        23.513917         24.418844         2,220.4119
01/01/2012 to 12/31/2012        24.418844         26.662506         4,151.0734
01/01/2013 to 12/31/2013        26.662506         26.377014         3,277.1888
01/01/2014 to 12/31/2014        26.377014         27.249449           660.0013
01/01/2015 to 12/31/2015        27.249449         26.201665             0.0000
01/01/2016 to 12/31/2016        26.201665         27.842935       116,210.3299
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        17.976644         18.791730       338,864.3287
01/01/2008 to 12/31/2008        18.791730         15.007127       285,692.9253
01/01/2009 to 12/31/2009        15.007127         20.139535       258,553.7800
01/01/2010 to 12/31/2010        20.139535         22.322745       241,801.7927
01/01/2011 to 12/31/2011        22.322745         22.880277       212,340.3144
01/01/2012 to 12/31/2012        22.880277         25.353812       194,343.8395
01/01/2013 to 12/31/2013        25.353812         26.861582       165,445.7651
01/01/2014 to 12/31/2014        26.861582         27.628783       143,889.4231
01/01/2015 to 12/31/2015        27.628783         26.519298       126,741.3093
01/01/2016 to 04/29/2016        26.519298         27.280436             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        14.183373         14.531708       927,884.0979
01/01/2008 to 12/31/2008        14.531708          8.631580       803,874.2632
01/01/2009 to 12/31/2009         8.631580         11.164658       737,483.4700
01/01/2010 to 12/31/2010        11.164658         12.249141       674,648.2369
01/01/2011 to 12/31/2011        12.249141         11.516763       559,819.5251
01/01/2012 to 12/31/2012        11.516763         12.734053       474,301.8288
01/01/2013 to 12/31/2013        12.734053         16.683680       419,921.7343
01/01/2014 to 12/31/2014        16.683680         18.079754       349,598.9289
01/01/2015 to 12/31/2015        18.079754         18.141560       305,546.1637
01/01/2016 to 12/31/2016        18.141560         19.073254       278,918.5407
--------------------------      ---------         ---------       ------------

PIMCO VARIABLE INSURANCE TRUST

PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2007 to 12/31/2007        13.606588         13.817546         5,945.7201
01/01/2008 to 12/31/2008        13.817546         10.369482         5,086.2924
01/01/2009 to 12/31/2009        10.369482         14.271125         4,867.9500
01/01/2010 to 12/31/2010        14.271125         16.028055         4,450.9346
01/01/2011 to 12/31/2011        16.028055         16.252344         3,986.9977
01/01/2012 to 12/31/2012        16.252344         18.224731         4,163.4016
01/01/2013 to 12/31/2013        18.224731         18.907168         3,799.0440
01/01/2014 to 12/31/2014        18.907168         19.170909         3,759.2616
01/01/2015 to 12/31/2015        19.170909         18.500777         2,160.2404
01/01/2016 to 12/31/2016        18.500777         20.411926         2,027.8443
--------------------------      ---------         ---------       ------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2007 to 12/31/2007        11.949803         12.588195           269.4674
01/01/2008 to 12/31/2008        12.588195         12.299047        12,647.2105
01/01/2009 to 12/31/2009        12.299047         13.675088         2,752.3100
01/01/2010 to 12/31/2010        13.675088         14.127371         2,746.2427
01/01/2011 to 12/31/2011        14.127371         14.015805         6,137.3308
01/01/2012 to 12/31/2012        14.015805         14.555342         6,802.0292
01/01/2013 to 12/31/2013        14.555342         14.262078         3,397.7522
01/01/2014 to 12/31/2014        14.262078         14.112788         2,520.6788
01/01/2015 to 12/31/2015        14.112788         13.890623         3,406.7343
01/01/2016 to 12/31/2016        13.890623         13.820698         3,406.7343
--------------------------      ---------         ---------       ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2007 to 12/31/2007        14.438355         15.136492           319.8593
01/01/2008 to 12/31/2008        15.136492          8.519743           319.8593
01/01/2009 to 07/17/2009         8.519743          8.451804             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PUTNAM VARIABLE TRUST

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)

09/27/2010 to 12/31/2010        12.912601         14.607642         121.1437
01/01/2011 to 12/31/2011        14.607642         13.604676         121.0240
01/01/2012 to 12/31/2012        13.604676         15.584364         120.9232
01/01/2013 to 12/31/2013        15.584364         20.863295         817.4024
01/01/2014 to 12/31/2014        20.863295         23.232068         817.1615
01/01/2015 to 12/31/2015        23.232068         22.728732         816.9072
01/01/2016 to 12/31/2016        22.728732         24.038008         816.9072
--------------------------      ---------         ---------         --------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA
SUB-ACCOUNT (CLASS IB))

01/01/2007 to 12/31/2007        15.339203         15.622210         121.5067
01/01/2008 to 12/31/2008        15.622210          8.346167         121.3809
01/01/2009 to 12/31/2009         8.346167         11.362155         121.2600
01/01/2010 to 09/24/2010        11.362155         12.956975           0.0000

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

01/01/2007 to 12/31/2007        26.702840         30.154803        41,437.1933
01/01/2008 to 12/31/2008        30.154803         17.700900        29,175.9999
01/01/2009 to 12/31/2009        17.700900         23.572238        25,408.1200
01/01/2010 to 12/31/2010        23.572238         26.201652        22,779.5082
01/01/2011 to 12/31/2011        26.201652         24.055428        21,663.0020
01/01/2012 to 12/31/2012        24.055428         27.365133        19,179.9004
01/01/2013 to 12/31/2013        27.365133         32.067703        18,337.6232
01/01/2014 to 12/31/2014        32.067703         31.681946        15,030.5953
01/01/2015 to 12/31/2015        31.681946         30.454682        14,184.1989
01/01/2016 to 12/31/2016        30.454682         29.851906        12,537.1339
--------------------------      ---------         ---------        -----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2007 to 12/31/2007        65.814753         65.786706         8,383.6649
01/01/2008 to 12/31/2008        65.786706         37.133706         3,725.6832
01/01/2009 to 12/31/2009        37.133706         47.607725         5,749.7100
01/01/2010 to 12/31/2010        47.607725         54.003315         5,903.7519
01/01/2011 to 12/31/2011        54.003315         53.656333         5,176.7707
01/01/2012 to 12/31/2012        53.656333         61.992225         5,052.7583
01/01/2013 to 12/31/2013        61.992225         78.219902         5,586.0170
01/01/2014 to 12/31/2014        78.219902         83.756667         5,075.6233
01/01/2015 to 12/31/2015        83.756667         79.170754         4,817.2653
01/01/2016 to 12/31/2016        79.170754         91.987621         4,546.6970
--------------------------      ---------         ---------        -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007        34.356122         39.151600       112,020.9554
01/01/2008 to 12/31/2008        39.151600         23.040143       104,834.0295
01/01/2009 to 12/31/2009        23.040143         31.166988        95,020.0700
01/01/2010 to 12/31/2010        31.166988         33.350983        93,989.5114
01/01/2011 to 12/31/2011        33.350983         29.419890        85,513.4915
01/01/2012 to 12/31/2012        29.419890         34.332500        71,712.8870
01/01/2013 to 12/31/2013        34.332500         41.673780        60,696.8048
01/01/2014 to 12/31/2014        41.673780         36.556339        51,766.8471
01/01/2015 to 12/31/2015        36.556339         33.741295        47,844.1311
01/01/2016 to 12/31/2016        33.741295         35.695233        44,849.4004
--------------------------      ---------         ---------       ------------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.229595         10.585963        38,442.7246
01/01/2013 to 12/31/2013        10.585963         11.613923        79,612.9892
01/01/2014 to 12/31/2014        11.613923         12.306308        60,114.7498
01/01/2015 to 12/31/2015        12.306308         12.217725        56,268.3939
01/01/2016 to 12/31/2016        12.217725         12.493591        79,106.2590
--------------------------      ---------         ---------       ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996864          1.041127             0.0000
01/01/2015 to 12/31/2015         1.041127          1.017571             0.0000
01/01/2016 to 12/31/2016         1.017571          1.024465             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.049454          7.016504       1,489,655.7097
01/01/2009 to 12/31/2009         7.016504          8.956971       3,822,164.8200
01/01/2010 to 12/31/2010         8.956971          9.916506       3,829,051.8587
01/01/2011 to 12/31/2011         9.916506          9.580447       3,742,922.6309
01/01/2012 to 12/31/2012         9.580447         10.735389       3,618,987.5090
01/01/2013 to 12/31/2013        10.735389         12.560555       3,403,675.0098
01/01/2014 to 12/31/2014        12.560555         13.148320       3,291,790.8307
01/01/2015 to 12/31/2015        13.148320         12.886937       2,801,438.8561
01/01/2016 to 12/31/2016        12.886937         13.713937       2,577,726.1497
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         6.453679          6.364205       1,986,210.6664
01/01/2009 to 12/31/2009         6.364205          8.420381       4,395,530.4500
01/01/2010 to 12/31/2010         8.420381          9.432345       4,712,662.7847
01/01/2011 to 12/31/2011         9.432345          8.870103       4,408,752.1101
01/01/2012 to 12/31/2012         8.870103         10.169637       4,164,806.2926
01/01/2013 to 12/31/2013        10.169637         12.558744       3,548,921.6002
01/01/2014 to 12/31/2014        12.558744         13.188399       3,559,805.1009
01/01/2015 to 12/31/2015        13.188399         12.919678       3,362,225.9133
01/01/2016 to 12/31/2016        12.919678         13.895293       2,989,346.8331
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.655160          7.690677         632,896.8899
01/01/2009 to 12/31/2009         7.690677          9.367447       1,776,531.4000
01/01/2010 to 12/31/2010         9.367447         10.162530       1,889,511.8604
01/01/2011 to 12/31/2011        10.162530         10.050728       1,908,835.0320
01/01/2012 to 12/31/2012        10.050728         10.995520       1,807,420.5064
01/01/2013 to 12/31/2013        10.995520         12.320964       1,656,785.9672
01/01/2014 to 12/31/2014        12.320964         12.903037       1,533,301.0448
01/01/2015 to 12/31/2015        12.903037         12.643921       1,454,377.7664
01/01/2016 to 12/31/2016        12.643921         13.355892       1,402,176.8919
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.164971         11.580699         179,700.9755
01/01/2013 to 12/31/2013        11.580699         11.043464          85,875.1020
01/01/2014 to 12/31/2014        11.043464         11.336607          72,005.6317
01/01/2015 to 12/31/2015        11.336607         10.118925          61,054.2632
01/01/2016 to 12/31/2016        10.118925         10.883282          58,060.9567
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.984300         10.314536         210,684.7251
01/01/2013 to 12/31/2013        10.314536         11.230860         455,726.0765
01/01/2014 to 12/31/2014        11.230860         11.741626         455,353.3757
01/01/2015 to 12/31/2015        11.741626         11.577379         296,209.5784
01/01/2016 to 12/31/2016        11.577379         11.934264         253,829.7234
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        19.503665         16.361582         145,227.6772
01/01/2008 to 12/31/2008        16.361582          9.419490         154,187.2780
01/01/2009 to 12/31/2009         9.419490         12.527414         160,189.2800
01/01/2010 to 12/31/2010        12.527414         14.357371         156,170.0263
01/01/2011 to 12/31/2011        14.357371         13.380587         164,363.9824
01/01/2012 to 12/31/2012        13.380587         16.639355         142,299.4059
01/01/2013 to 12/31/2013        16.639355         17.006799         140,017.1389
01/01/2014 to 12/31/2014        17.006799         19.014356         113,404.8164
01/01/2015 to 12/31/2015        19.014356         18.505723          97,285.4612
01/01/2016 to 12/31/2016        18.505723         18.426333          91,693.9287
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         7.818713          7.892126         226,248.5456
01/01/2008 to 12/31/2008         7.892126          4.747779         205,007.5443
01/01/2009 to 12/31/2009         4.747779          6.231197         210,303.4700
01/01/2010 to 12/31/2010         6.231197          7.613826         203,319.1014
01/01/2011 to 12/31/2011         7.613826          7.759761         182,272.4032
01/01/2012 to 12/31/2012         7.759761          9.076542         185,207.8357
01/01/2013 to 12/31/2013         9.076542         13.044951         289,589.7952
01/01/2014 to 12/31/2014        13.044951         15.309203         388,852.6625
01/01/2015 to 12/31/2015        15.309203         14.501511         301,690.7758
01/01/2016 to 12/31/2016        14.501511         14.697911         198,976.6837
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.180916         10.383877          22,854.5369
01/01/2008 to 12/31/2008        10.383877          4.651552          31,692.2665
01/01/2009 to 12/31/2009         4.651552          6.334860          52,849.6900
01/01/2010 to 12/31/2010         6.334860          6.711722          88,489.0988
01/01/2011 to 04/29/2011         6.711722          7.138968               0.0000
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       1,970,136.2397
01/01/2013 to 12/31/2013         1.048710          1.054430       1,436,191.3463
01/01/2014 to 12/31/2014         1.054430          1.098896       1,225,097.6187
01/01/2015 to 12/31/2015         1.098896          1.039093       1,127,791.8654
01/01/2016 to 12/31/2016         1.039093          1.145846       1,203,846.7354
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.009028         11.557695         586,576.6897
01/01/2008 to 12/31/2008        11.557695          7.311136         582,309.5651
01/01/2009 to 12/31/2009         7.311136          9.134319         654,150.8300
01/01/2010 to 12/31/2010         9.134319         10.355646         694,766.4660
01/01/2011 to 12/31/2011        10.355646         10.070573         660,317.2294
01/01/2012 to 12/31/2012        10.070573         11.772115         591,194.3865
01/01/2013 to 12/31/2013        11.772115         15.732268         551,040.8352
01/01/2014 to 12/31/2014        15.732268         16.975188         501,354.4094
01/01/2015 to 12/31/2015        16.975188         15.755453         481,921.6437
01/01/2016 to 12/31/2016        15.755453         18.242135         417,508.0391
--------------------------      ---------         ---------       --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        27.970108         27.772461         532,439.9537
01/01/2008 to 12/31/2008        27.772461         16.783283         498,570.9496
01/01/2009 to 12/31/2009        16.783283         20.962355         484,186.6300
01/01/2010 to 12/31/2010        20.962355         25.973885         457,734.9255
01/01/2011 to 12/31/2011        25.973885         24.690934         413,436.2833
01/01/2012 to 12/31/2012        24.690934         27.952215         338,253.9549
01/01/2013 to 12/31/2013        27.952215         35.952829         277,223.5128
01/01/2014 to 12/31/2014        35.952829         38.910717         231,599.9686
01/01/2015 to 12/31/2015        38.910717         34.958606         211,564.5559
01/01/2016 to 12/31/2016        34.958606         39.857152         190,927.3756
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.692143         16.106871         167,547.2084
01/01/2008 to 12/31/2008        16.106871          9.741028         169,394.9110
01/01/2009 to 12/31/2009         9.741028         12.867069         312,799.3200
01/01/2010 to 12/31/2010        12.867069         16.026464         169,552.9197
01/01/2011 to 12/31/2011        16.026464         15.648867         116,546.6526
01/01/2012 to 12/31/2012        15.648867         18.261621         113,404.8567
01/01/2013 to 12/31/2013        18.261621         25.267876         109,595.7357
01/01/2014 to 12/31/2014        25.267876         26.914621          96,627.0131
01/01/2015 to 12/31/2015        26.914621         26.112778         114,620.0803
01/01/2016 to 12/31/2016        26.112778         28.722848          86,721.4286
--------------------------      ---------         ---------         ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758         190,883.9505
01/01/2013 to 12/31/2013         1.050758          1.151141         376,549.3488
01/01/2014 to 12/31/2014         1.151141          1.215536         223,821.0550
01/01/2015 to 12/31/2015         1.215536          1.210567         300,123.7078
01/01/2016 to 12/31/2016         1.210567          1.229620         343,666.9811
--------------------------      ---------         ---------         ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988220          9.773621          34,235.0737
01/01/2012 to 12/31/2012         9.773621         10.070996         130,255.8768
01/01/2013 to 12/31/2013        10.070996         10.056309         183,163.3666
01/01/2014 to 12/31/2014        10.056309         10.031423         194,507.7146
01/01/2015 to 12/31/2015        10.031423          9.840222         155,351.4775
01/01/2016 to 12/31/2016         9.840222         10.017480         135,121.9575
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.854629          7.754319       2,713,302.4580
01/01/2009 to 12/31/2009         7.754319         10.152970       2,495,516.9500
01/01/2010 to 12/31/2010        10.152970         11.675624       2,315,027.9721
01/01/2011 to 12/31/2011        11.675624         10.859463       2,094,628.1203
01/01/2012 to 12/31/2012        10.859463         12.512996       1,818,351.7610
01/01/2013 to 12/31/2013        12.512996         15.995949       1,604,023.7150
01/01/2014 to 12/31/2014        15.995949         16.592811       1,370,070.8118
01/01/2015 to 12/31/2015        16.592811         16.049593       1,105,825.6700
01/01/2016 to 12/31/2016        16.049593         17.264665       1,027,918.3742
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE
STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2007 to 01/01/2007        10.315577         10.315577       1,476,101.4681
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.011276         10.482770         137,857.5184
01/01/2013 to 12/31/2013        10.482770         11.833440         298,480.6318
01/01/2014 to 12/31/2014        11.833440         12.807579         322,286.2246
01/01/2015 to 12/31/2015        12.807579         12.125407         242,268.4859
01/01/2016 to 12/31/2016        12.125407         12.969983         252,164.5068
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318          42,964.4413
01/01/2014 to 12/31/2014         1.130318          1.219045           6,220.2549
01/01/2015 to 12/31/2015         1.219045          1.188718         788,379.9949
01/01/2016 to 12/31/2016         1.188718          1.224540         806,166.6565
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.261325         17.479670       253,296.5220
01/01/2008 to 12/31/2008        17.479670         12.107897       246,374.0647
01/01/2009 to 12/31/2009        12.107897         15.112789       269,550.6500
01/01/2010 to 12/31/2010        15.112789         17.885935       440,161.9995
01/01/2011 to 12/31/2011        17.885935         16.069084       207,475.3833
01/01/2012 to 12/31/2012        16.069084         18.713333       206,209.7128
01/01/2013 to 12/31/2013        18.713333         24.465258       234,320.1558
01/01/2014 to 12/31/2014        24.465258         24.563534       216,688.3523
01/01/2015 to 12/31/2015        24.563534         22.934927       147,244.3853
01/01/2016 to 12/31/2016        22.934927         29.714575       120,232.3424
--------------------------      ---------         ---------       ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        13.520511          6.206168       212,896.0530
01/01/2009 to 12/31/2009         6.206168         10.349730       500,738.8100
01/01/2010 to 12/31/2010        10.349730         12.632893       734,589.9684
01/01/2011 to 12/31/2011        12.632893         10.137634       357,684.4013
01/01/2012 to 12/31/2012        10.137634         11.896795       365,129.7129
01/01/2013 to 12/31/2013        11.896795         11.158201       446,124.9504
01/01/2014 to 12/31/2014        11.158201         10.295853       394,237.9879
01/01/2015 to 12/31/2015        10.295853          8.759074       309,394.3573
01/01/2016 to 12/31/2016         8.759074          9.640401       267,049.3096
--------------------------      ---------         ---------       ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
 (CLASS 2))

01/01/2007 to 12/31/2007        13.610871         17.301248       171,460.6515
01/01/2008 to 04/25/2008        17.301248         15.754412             0.0000
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.092474         17.994629       432,768.7608
01/01/2008 to 12/31/2008        17.994629         10.236813       413,505.8768
01/01/2009 to 12/31/2009        10.236813         13.294221       432,602.6600
01/01/2010 to 12/31/2010        13.294221         14.619173       453,184.3811
01/01/2011 to 12/31/2011        14.619173         12.884600       418,305.5153
01/01/2012 to 12/31/2012        12.884600         14.842148       381,277.3753
01/01/2013 to 12/31/2013        14.842148         17.471762       331,160.6856
01/01/2014 to 12/31/2014        17.471762         16.047577       307,264.6719
01/01/2015 to 12/31/2015        16.047577         15.559333       291,609.7256
01/01/2016 to 12/31/2016        15.559333         15.223933       279,164.9027
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.814428         13.180398       140,614.3685
01/01/2008 to 12/31/2008        13.180398          6.927322       125,380.9788
01/01/2009 to 12/31/2009         6.927322         10.754041       150,014.0500
01/01/2010 to 12/31/2010        10.754041         14.021283       176,911.7335
01/01/2011 to 12/31/2011        14.021283         12.882517       190,889.7965
01/01/2012 to 12/31/2012        12.882517         13.895500       181,234.8733
01/01/2013 to 12/31/2013        13.895500         19.068593       149,233.2577
01/01/2014 to 12/31/2014        19.068593         19.013199       130,959.5758
01/01/2015 to 12/31/2015        19.013199         17.824984       127,201.6282
01/01/2016 to 12/31/2016        17.824984         16.106192       115,351.8288
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303             0.0000
01/01/2015 to 12/31/2015         1.036303          0.966894             0.0000
01/01/2016 to 12/31/2016         0.966894          1.060567        66,313.7846
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.611070         13.388910       1,122,424.5428
01/01/2008 to 12/31/2008        13.388910         13.269677       1,836,957.9602
01/01/2009 to 12/31/2009        13.269677         15.459765       3,388,891.8900
01/01/2010 to 12/31/2010        15.459765         16.506947       2,601,342.1859
01/01/2011 to 12/31/2011        16.506947         16.810768       4,369,826.5175
01/01/2012 to 12/31/2012        16.810768         18.130822       3,621,705.7134
01/01/2013 to 12/31/2013        18.130822         17.553861       2,480,474.9718
01/01/2014 to 12/31/2014        17.553861         18.053464       1,701,994.2008
01/01/2015 to 12/31/2015        18.053464         17.821192       1,554,839.3493
01/01/2016 to 12/31/2016        17.821192         18.050091       1,388,473.9686
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.783430         10.957512          14,714.9789
01/01/2013 to 12/31/2013        10.957512         10.327163          23,172.5086
01/01/2014 to 12/31/2014        10.327163         10.964080          31,791.3097
01/01/2015 to 12/31/2015        10.964080         10.869017          30,196.5387
01/01/2016 to 12/31/2016        10.869017         10.869961          31,656.7943
--------------------------      ---------         ---------       --------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.216374         10.760741           6,487.8784
01/01/2014 to 12/31/2014        10.760741         11.539586          21,354.3745
01/01/2015 to 12/31/2015        11.539586         11.248011          26,801.5892
01/01/2016 to 12/31/2016        11.248011         11.609667          23,755.7713
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762          1.068883         864,213.2742
01/01/2013 to 12/31/2013         1.068883          1.161756       2,515,162.8295
01/01/2014 to 12/31/2014         1.161756          1.235499       2,187,907.0806
01/01/2015 to 12/31/2015         1.235499          1.208822       1,153,134.0044
01/01/2016 to 12/31/2016         1.208822          1.260662         946,990.8419
--------------------------      ---------         ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.174895         11.625285       2,359,402.6657
01/01/2008 to 12/31/2008        11.625285          8.599158       2,787,693.6433
01/01/2009 to 12/31/2009         8.599158         10.600545       3,031,686.8500
01/01/2010 to 12/31/2010        10.600545         11.744313       3,157,363.8325
01/01/2011 to 12/31/2011        11.744313         11.715944       3,262,408.5909
01/01/2012 to 12/31/2012        11.715944         13.049283       3,064,343.5324
01/01/2013 to 12/31/2013        13.049283         14.546415       2,761,173.7369
01/01/2014 to 12/31/2014        14.546415         15.193036       2,463,195.1784
01/01/2015 to 12/31/2015        15.193036         14.702394       2,241,202.4231
01/01/2016 to 12/31/2016        14.702394         15.351912       2,106,057.3879
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT
(CLASS B))

01/01/2007 to 12/31/2007        11.430018         11.915503       1,057,692.4238
01/01/2008 to 12/31/2008        11.915503          7.883723       1,040,729.3647
01/01/2009 to 12/31/2009         7.883723         10.046366       1,164,698.6100
01/01/2010 to 12/31/2010        10.046366         11.320254       1,203,297.2382
01/01/2011 to 12/31/2011        11.320254         10.936433       1,205,631.5408
01/01/2012 to 12/31/2012        10.936433         12.417139       1,201,084.7539
01/01/2013 to 12/31/2013        12.417139         14.471865       1,265,991.1343
01/01/2014 to 12/31/2014        14.471865         15.053334       1,179,114.4909
01/01/2015 to 12/31/2015        15.053334         14.515517         998,031.9703
01/01/2016 to 12/31/2016        14.515517         15.313728         889,648.7046
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        56.884355         58.235221       457,225.7942
01/01/2008 to 12/31/2008        58.235221         36.597630       428,888.4437
01/01/2009 to 12/31/2009        36.597630         42.769476       429,098.2600
01/01/2010 to 12/31/2010        42.769476         49.402240       411,027.0587
01/01/2011 to 12/31/2011        49.402240         46.809866       360,610.0337
01/01/2012 to 12/31/2012        46.809866         54.508674       317,553.3809
01/01/2013 to 12/31/2013        54.508674         71.977697       268,672.1838
01/01/2014 to 12/31/2014        71.977697         80.483634       228,419.9962
01/01/2015 to 12/31/2015        80.483634         76.595331       208,388.7533
01/01/2016 to 12/31/2016        76.595331         87.660534       179,820.2522
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2007 to 12/31/2007        58.591262         54.338029         6,999.5712
01/01/2008 to 12/31/2008        54.338029         32.878766         6,193.7395
01/01/2009 to 12/31/2009        32.878766         42.129339         5,489.3200
01/01/2010 to 04/30/2010        42.129339         45.025051             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         8.451316          9.812864       619,055.0272
01/01/2008 to 12/31/2008         9.812864          5.835734       633,847.6083
01/01/2009 to 12/31/2009         5.835734          8.379729       984,254.2900
01/01/2010 to 12/31/2010         8.379729         10.561395       937,799.2986
01/01/2011 to 12/31/2011        10.561395         10.253499       556,215.8988
01/01/2012 to 12/31/2012        10.253499         11.505166       495,214.1034
01/01/2013 to 12/31/2013        11.505166         15.510711       496,759.3974
01/01/2014 to 12/31/2014        15.510711         17.266223       413,393.0104
01/01/2015 to 12/31/2015        17.266223         18.180606       339,700.6982
01/01/2016 to 12/31/2016        18.180606         19.061252       313,855.5663
--------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.228676         19.803643        17,265.8621
01/01/2008 to 12/31/2008        19.803643         10.899186        18,313.6563
01/01/2009 to 12/31/2009        10.899186         13.112987        21,864.5000
01/01/2010 to 12/31/2010        13.112987         13.831744        23,529.9071
01/01/2011 to 12/31/2011        13.831744         10.904646        22,923.7016
01/01/2012 to 12/31/2012        10.904646         12.847646        14,354.6929
01/01/2013 to 12/31/2013        12.847646         14.601457       201,491.0416
01/01/2014 to 12/31/2014        14.601457         13.931004       240,721.1247
01/01/2015 to 12/31/2015        13.931004         13.452671       154,633.7100
01/01/2016 to 12/31/2016        13.452671         13.949597       126,195.3264
--------------------------      ---------         ---------       ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        47.501189         49.707922        77,243.1931
01/01/2008 to 12/31/2008        49.707922         47.265989        72,186.6628
01/01/2009 to 12/31/2009        47.265989         50.940114        90,883.4000
01/01/2010 to 12/31/2010        50.940114         54.339551       120,265.8542
01/01/2011 to 12/31/2011        54.339551         57.021060       130,872.4351
01/01/2012 to 12/31/2012        57.021060         60.378957       123,226.8025
01/01/2013 to 12/31/2013        60.378957         58.998545       126,054.4856
01/01/2014 to 12/31/2014        58.998545         62.202337       118,651.5617
01/01/2015 to 12/31/2015        62.202337         61.608162       111,848.1872
01/01/2016 to 12/31/2016        61.608162         62.554986       102,498.3911
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.129750         11.520590             644.7500
01/01/2010 to 12/31/2010        11.520590         13.625764           6,047.7271
01/01/2011 to 12/31/2011        13.625764         12.246868          10,303.1263
01/01/2012 to 12/31/2012        12.246868         13.825231           9,848.3503
01/01/2013 to 12/31/2013        13.825231         18.316513          17,696.2375
01/01/2014 to 12/31/2014        18.316513         19.688662          17,634.2638
01/01/2015 to 12/31/2015        19.688662         20.654655          15,582.5290
01/01/2016 to 12/31/2016        20.654655         20.405264          15,505.2098
--------------------------      ---------         ---------          -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

01/01/2007 to 12/31/2007        14.937184         16.500598               0.0000
01/01/2008 to 12/31/2008        16.500598          9.341744               0.0000
01/01/2009 to 05/01/2009         9.341744          8.887754               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))

04/30/2007 to 12/31/2007        15.483262         16.193114           3,602.8568
01/01/2008 to 12/31/2008        16.193114          9.155475           2,461.0473
01/01/2009 to 05/01/2009         9.155475          8.705625               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I.
CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))

01/01/2007 to 04/27/2007        23.845946         25.440586               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.417463         10.777221         517,884.4061
01/01/2008 to 12/31/2008        10.777221         10.914141       1,219,381.8091
01/01/2009 to 12/31/2009        10.914141         10.800453       1,108,920.4500
01/01/2010 to 12/31/2010        10.800453         10.660952         791,077.1149
01/01/2011 to 12/31/2011        10.660952         10.523629         722,672.9733
01/01/2012 to 12/31/2012        10.523629         10.386964         703,985.3055
01/01/2013 to 12/31/2013        10.386964         10.252804         810,018.4087
01/01/2014 to 12/31/2014        10.252804         10.120377         460,779.3826
01/01/2015 to 12/31/2015        10.120377          9.989661         360,977.5767
01/01/2016 to 12/31/2016         9.989661          9.871691         326,747.5581
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.905780         13.089520         417,221.2410
01/01/2008 to 12/31/2008        13.089520          8.198138         409,304.1269
01/01/2009 to 12/31/2009         8.198138         11.293795         442,216.3200
01/01/2010 to 12/31/2010        11.293795         12.409247         411,348.6585
01/01/2011 to 12/31/2011        12.409247         12.276458         355,159.3390
01/01/2012 to 12/31/2012        12.276458         14.002167         545,620.2428
01/01/2013 to 12/31/2013        14.002167         18.898229         497,005.9457
01/01/2014 to 12/31/2014        18.898229         20.285133         400,668.1043
01/01/2015 to 12/31/2015        20.285133         22.133484         346,682.2868
01/01/2016 to 12/31/2016        22.133484         21.819252         323,687.6804
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         9.190873         10.367771         537,140.6796
01/01/2008 to 12/31/2008        10.367771          5.532204         510,814.1805
01/01/2009 to 12/31/2009         5.532204          7.847238         458,516.6000
01/01/2010 to 12/31/2010         7.847238          8.473780         442,541.7263
01/01/2011 to 12/31/2011         8.473780          8.249075         394,919.7415
01/01/2012 to 04/27/2012         8.249075          9.283200               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.927544         11.251048         214,120.8363
01/01/2008 to 12/31/2008        11.251048          6.517750         218,660.9626
01/01/2009 to 12/31/2009         6.517750          8.342795         212,467.5500
01/01/2010 to 12/31/2010         8.342795         10.816575         194,627.1212
01/01/2011 to 12/31/2011        10.816575         10.970270         185,371.8803
01/01/2012 to 12/31/2012        10.970270         12.007454         152,177.7396
01/01/2013 to 12/31/2013        12.007454         17.586589         115,891.9172
01/01/2014 to 12/31/2014        17.586589         17.521696         102,585.8969
01/01/2015 to 12/31/2015        17.521696         17.542225          90,100.2922
01/01/2016 to 12/31/2016        17.542225         18.362770          80,374.9168
--------------------------      ---------         ---------         ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        52.831122         53.809528          22,573.5623
--------------------------      ---------         ---------         ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        13.603770         16.688680          76,202.9300
01/01/2010 to 12/31/2010        16.688680         19.097595          65,073.8798
01/01/2011 to 12/31/2011        19.097595         17.932990          55,534.2858
01/01/2012 to 12/31/2012        17.932990         19.536993          52,280.1676
01/01/2013 to 12/31/2013        19.536993         25.593388          39,506.1882
01/01/2014 to 12/31/2014        25.593388         28.024451          37,288.6357
01/01/2015 to 12/31/2015        28.024451         27.593167          28,999.6357
01/01/2016 to 04/29/2016        27.593167         27.774621               0.0000
--------------------------      ---------         ---------         ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        12.892189         12.683697         422,392.8319
01/01/2008 to 12/31/2008        12.683697          7.460889         388,134.6867
01/01/2009 to 05/01/2009         7.460889          7.379561               0.0000
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.138773         14.428629          93,763.6618
01/01/2015 to 12/31/2015        14.428629         14.158877          90,078.0584
01/01/2016 to 12/31/2016        14.158877         14.609129         108,604.5096
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.522958         14.939452       6,100,832.4826
01/01/2015 to 12/31/2015        14.939452         14.588222       5,229,165.7499
01/01/2016 to 12/31/2016        14.588222         15.276432       4,724,666.4652
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.183762         11.691964         800,555.5716
01/01/2008 to 12/31/2008        11.691964          9.157310       1,459,289.2595
01/01/2009 to 12/31/2009         9.157310         11.109695       2,334,215.5600
01/01/2010 to 12/31/2010        11.109695         12.161825       2,740,538.5835
01/01/2011 to 12/31/2011        12.161825         12.218191       2,925,213.1822
01/01/2012 to 12/31/2012        12.218191         13.375464       2,824,903.5159
01/01/2013 to 12/31/2013        13.375464         14.401451       2,245,304.8176
01/01/2014 to 04/25/2014        14.401451         14.524510               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.630632         12.192163        2,292,187.4525
01/01/2008 to 12/31/2008        12.192163          8.854726        3,036,575.9505
01/01/2009 to 12/31/2009         8.854726         11.020404        3,870,580.0800
01/01/2010 to 12/31/2010        11.020404         12.226944        4,641,933.6354
01/01/2011 to 12/31/2011        12.226944         12.055244        4,757,301.0599
01/01/2012 to 12/31/2012        12.055244         13.373515        4,563,756.9413
01/01/2013 to 12/31/2013        13.373515         15.078692        4,404,433.0490
01/01/2014 to 04/25/2014        15.078692         15.150236                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.464132         16.028157       13,854,808.1444
01/01/2015 to 12/31/2015        16.028157         15.620560       12,690,271.6064
01/01/2016 to 12/31/2016        15.620560         16.514354       11,529,251.7063
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))

11/01/2007 to 12/31/2007                          10.715653        5,482,434.6827
01/01/2008 to 11/07/2008        10.715653          7.381965                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.501971          8.451645       12,103,070.9155
01/01/2009 to 12/31/2009         8.451645         10.706411       14,973,177.8600
01/01/2010 to 12/31/2010        10.706411         12.003908       16,550,276.5524
01/01/2011 to 12/31/2011        12.003908         11.647420       16,989,816.7331
01/01/2012 to 12/31/2012        11.647420         13.097782       16,300,284.3794
01/01/2013 to 12/31/2013        13.097782         15.439211       15,113,912.2201
01/01/2014 to 04/25/2014        15.439211         15.465784                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.941182         16.617936       11,420,575.8948
01/01/2015 to 12/31/2015        16.617936         16.125078       10,315,298.3003
01/01/2016 to 12/31/2016        16.125078         17.212553        9,252,573.0605
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))

11/01/2007 to 12/31/2007                          10.907693        6,955,046.1144
01/01/2008 to 11/07/2008        10.907693          6.969094                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.204189          8.120740       14,788,093.7682
01/01/2009 to 12/31/2009         8.120740         10.428495       15,338,430.2500
01/01/2010 to 12/31/2010        10.428495         11.888337       14,568,943.4534
01/01/2011 to 12/31/2011        11.888337         11.280553       13,717,285.7434
01/01/2012 to 12/31/2012        11.280553         12.884423       12,456,807.1299
01/01/2013 to 12/31/2013        12.884423         16.013844       12,676,191.6422
01/01/2014 to 04/25/2014        16.013844         15.954170                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.338443         13.820181        79,061.6761
01/01/2008 to 12/31/2008        13.820181          8.558483       109,635.4408
01/01/2009 to 12/31/2009         8.558483         10.637702       205,547.4100
01/01/2010 to 12/31/2010        10.637702         12.021908       175,351.4839
01/01/2011 to 12/31/2011        12.021908         12.061008       150,814.0012
01/01/2012 to 12/31/2012        12.061008         13.741140       152,235.9223
01/01/2013 to 12/31/2013        13.741140         17.863205       140,673.4160
01/01/2014 to 12/31/2014        17.863205         19.942122       114,690.6091
01/01/2015 to 12/31/2015        19.942122         19.864338       114,655.3561
01/01/2016 to 12/31/2016        19.864338         21.839640       105,779.0164
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        21.466160         20.405274        16,879.6167
01/01/2008 to 12/31/2008        20.405274         12.375528        17,169.9679
01/01/2009 to 12/31/2009        12.375528         13.783491        17,495.4800
01/01/2010 to 12/31/2010        13.783491         16.509191        13,369.7611
01/01/2011 to 12/31/2011        16.509191         17.193780        11,411.7809
01/01/2012 to 12/31/2012        17.193780         18.625752         8,852.9344
01/01/2013 to 12/31/2013        18.625752         25.406323        93,561.1088
01/01/2014 to 12/31/2014        25.406323         25.002832        81,110.6111
01/01/2015 to 12/31/2015        25.002832         24.773678        70,172.8203
01/01/2016 to 12/31/2016        24.773678         28.951791        63,752.2491
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        18.171642         19.761608             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.746898         15.756529       131,278.2056
01/01/2008 to 12/31/2008        15.756529          9.595726       153,906.5093
01/01/2009 to 12/31/2009         9.595726         12.953774       152,000.2600
01/01/2010 to 12/31/2010        12.953774         15.709433       142,323.9004
01/01/2011 to 12/31/2011        15.709433         14.688795       126,179.1685
01/01/2012 to 12/31/2012        14.688795         15.264435       122,573.7035
01/01/2013 to 04/26/2013        15.264435         16.556111             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.239431         15.347357       664,358.3890
01/01/2008 to 12/31/2008        15.347357          8.786128       649,315.3029
01/01/2009 to 12/31/2009         8.786128         12.405083       566,003.2500
01/01/2010 to 12/31/2010        12.405083         14.295180       467,174.1434
01/01/2011 to 12/31/2011        14.295180         13.922517       392,870.6992
01/01/2012 to 12/31/2012        13.922517         16.308007       308,902.9425
01/01/2013 to 12/31/2013        16.308007         22.338144       291,878.5297
01/01/2014 to 12/31/2014        22.338144         23.995717       240,922.1525
01/01/2015 to 12/31/2015        23.995717         26.175789       223,401.6961
01/01/2016 to 12/31/2016        26.175789         26.233477       224,158.2918
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        14.873344         16.079665          13,176.9683
01/01/2008 to 12/31/2008        16.079665         10.107218          19,061.3384
01/01/2009 to 12/31/2009        10.107218         13.831167          15,663.6800
01/01/2010 to 12/31/2010        13.831167         18.384998          18,001.3859
01/01/2011 to 12/31/2011        18.384998         18.410661          25,567.5466
01/01/2012 to 12/31/2012        18.410661         21.062581          20,746.5194
01/01/2013 to 12/31/2013        21.062581         29.974123          13,326.9562
01/01/2014 to 12/31/2014        29.974123         31.553465           9,662.0259
01/01/2015 to 12/31/2015        31.553465         31.913298          10,183.6837
01/01/2016 to 12/31/2016        31.913298         35.118268           9,410.8624
--------------------------      ---------         ---------          -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        32.257231         33.512779           5,945.7737
--------------------------      ---------         ---------          -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        20.932602         21.426045          12,279.3719
01/01/2008 to 12/31/2008        21.426045         17.929098           8,185.7091
01/01/2009 to 12/31/2009        17.929098         23.341846           7,374.3100
01/01/2010 to 12/31/2010        23.341846         25.910181           6,266.5755
01/01/2011 to 12/31/2011        25.910181         27.068778           6,926.2992
01/01/2012 to 12/31/2012        27.068778         29.734685           5,803.0285
01/01/2013 to 12/31/2013        29.734685         29.593335           5,553.5625
01/01/2014 to 12/31/2014        29.593335         30.756116           5,026.3775
01/01/2015 to 12/31/2015        30.756116         29.751510           5,321.0510
01/01/2016 to 12/31/2016        29.751510         31.805345         217,544.3923
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        18.571397         19.530893         703,520.1220
01/01/2008 to 12/31/2008        19.530893         15.691614         632,855.7845
01/01/2009 to 12/31/2009        15.691614         21.184702         612,561.6200
01/01/2010 to 12/31/2010        21.184702         23.622434         587,544.1006
01/01/2011 to 12/31/2011        23.622434         24.357741         519,164.0967
01/01/2012 to 12/31/2012        24.357741         27.154250         463,516.9708
01/01/2013 to 12/31/2013        27.154250         28.942193         334,692.1121
01/01/2014 to 12/31/2014        28.942193         29.947945         285,075.5190
01/01/2015 to 12/31/2015        29.947945         28.918367         250,711.1221
01/01/2016 to 04/29/2016        28.918367         29.807092               0.0000
--------------------------      ---------         ---------         ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        14.652624         15.103332       1,289,026.3185
01/01/2008 to 12/31/2008        15.103332          9.025430       1,272,192.9266
01/01/2009 to 12/31/2009         9.025430         11.744348       1,345,709.7400
01/01/2010 to 12/31/2010        11.744348         12.962618       1,563,307.0915
01/01/2011 to 12/31/2011        12.962618         12.260793       1,170,765.0988
01/01/2012 to 12/31/2012        12.260793         13.638720       1,063,171.7343
01/01/2013 to 12/31/2013        13.638720         17.976382       1,008,459.8663
01/01/2014 to 12/31/2014        17.976382         19.597857         869,054.2894
01/01/2015 to 12/31/2015        19.597857         19.783193         673,372.0791
01/01/2016 to 12/31/2016        19.783193         20.924343         591,154.4588
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIMCO VARIABLE INSURANCE TRUST

PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2007 to 12/31/2007        14.333171         14.643464       110,363.2611
01/01/2008 to 12/31/2008        14.643464         11.055669        91,658.4799
01/01/2009 to 12/31/2009        11.055669         15.306964        88,764.5100
01/01/2010 to 12/31/2010        15.306964         17.294817        77,610.4180
01/01/2011 to 12/31/2011        17.294817         17.642106        67,935.9656
01/01/2012 to 12/31/2012        17.642106         19.902817        53,616.4190
01/01/2013 to 12/31/2013        19.902817         20.772340        49,329.4499
01/01/2014 to 12/31/2014        20.772340         21.188846        43,706.6853
01/01/2015 to 12/31/2015        21.188846         20.571276        37,905.1835
01/01/2016 to 12/31/2016        20.571276         22.832856        33,781.6797
--------------------------      ---------         ---------       ------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2007 to 12/31/2007        12.527669         13.276772        33,247.4550
01/01/2008 to 12/31/2008        13.276772         13.050080        50,497.5409
01/01/2009 to 12/31/2009        13.050080         14.597434        66,315.5100
01/01/2010 to 12/31/2010        14.597434         15.170956        52,027.9481
01/01/2011 to 12/31/2011        15.170956         15.141485        65,396.4272
01/01/2012 to 12/31/2012        15.141485         15.819489        57,343.1195
01/01/2013 to 12/31/2013        15.819489         15.594047        46,711.8465
01/01/2014 to 12/31/2014        15.594047         15.523680        44,927.7106
01/01/2015 to 12/31/2015        15.523680         15.371264        38,059.5977
01/01/2016 to 12/31/2016        15.371264         15.385927        28,467.6382
--------------------------      ---------         ---------       ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2007 to 12/31/2007        15.239325         16.072867         3,117.7829
01/01/2008 to 12/31/2008        16.072867          9.101523         2,242.4668
01/01/2009 to 07/17/2009         9.101523          9.058443             0.0000
--------------------------      ---------         ---------       ------------

PUTNAM VARIABLE TRUST

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)

09/27/2010 to 12/31/2010        14.022815         15.888357         1,839.3217
01/01/2011 to 12/31/2011        15.888357         14.886355         6,402.0293
01/01/2012 to 12/31/2012        14.886355         17.155675         6,172.0675
01/01/2013 to 12/31/2013        17.155675         23.104966         1,544.3867
01/01/2014 to 12/31/2014        23.104966         25.883058         1,409.5581
01/01/2015 to 12/31/2015        25.883058         25.474732           738.8080
01/01/2016 to 12/31/2016        25.474732         27.104302         1,033.6118
--------------------------      ---------         ---------       ------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA
SUB-ACCOUNT (CLASS IB))

01/01/2007 to 12/31/2007        16.287396         16.688285         2,035.7127
01/01/2008 to 12/31/2008        16.688285          8.969702         1,947.7075
01/01/2009 to 12/31/2009         8.969702         12.284528         2,018.7300
01/01/2010 to 09/24/2010        12.284528         14.070309             0.0000

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Deutsche Variable Series II: Deutsche Government & Agency Securities VIP (closed effective May 1, 2002) (formerly DWS Variable Series II: DWS Government & Agency Securities Portfolio, and previously Scudder Variable Series II: Scudder Government & Agency Securities Portfolio); (b) Brighthouse Funds Trust I (formerly Met Investors Series Trust): Western Asset Management Strategic Bond Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Bond Debenture Portfolio), T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004), Invesco Mid Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Mid Cap Value Portfolio), MFS(R) Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and Brighthouse Small Cap Value Portfolio (Class A) (closed effective May 1, 2005) (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio); (c) Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30,
2007); (d) Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).



The following investment option is only available to contracts issued before May 1, 2002 for allocations of new Purchase Payments or transfers of Account
Value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance
Funds: AIM V.I. International Growth Fund).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, Brighthouse Funds Trust II: MFS(R) Research Managers Portfolio merged into Brighthouse Funds Trust II: MFS(R) Investors Trust Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Brighthouse Funds Trust I; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Brighthouse Funds Trust I; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Brighthouse Funds Trust I; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class
A) of the Brighthouse Funds Trust I; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF -- Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF -- Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Brighthouse Funds Trust I; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Brighthouse Funds Trust II; and the Mutual Shares Securities Fund

APPENDIX A

(closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Brighthouse Funds Trust I; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Brighthouse Funds Trust I; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust I; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (i) MFS(R) Variable Insurance Trust (Service Class): MFS(R) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Brighthouse Funds Trust I; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Brighthouse Funds Trust II; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Brighthouse Funds Trust II; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Brighthouse Funds Trust I; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio of the Brighthouse Funds Trust I; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of November 22, 2004, the following Investment Portfolios of the Brighthouse Funds Trust I were merged: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I:
PIMCO Total Return Portfolio.


Effective as of May 1, 2005, Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.


Effective as of May 1, 2005, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I; (b) AllianceBernstein Variable Products Series Fund,
Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Brighthouse Funds Trust I; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Brighthouse Funds Trust II; (d) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Brighthouse Funds Trust I; and the MFS(R) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Brighthouse Funds Trust I; (e) Putnam Variable
Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS(R) Research International Portfolio (Class B) of the Brighthouse Funds Trust I; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS(R) Investors Trust Portfolio (Class B) merged into Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B).


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B).


Effective as of April 30, 2007, Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into

APPENDIX A

Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS(R) Variable Insurance Trust: MFS(R) Investors Trust Series (Service Class) was replaced with Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class
B).


Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products
Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Brighthouse Funds Trust I: MFS(R) Emerging Markets Equity Portfolio (Class B).


Effective as of November 10, 2008, the following portfolios of Brighthouse Funds Trust I merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).


Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class
E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.


Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class
B).



Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS(R) Growth and Income Portfolio (Administrative Class) was liquidated.



Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).



Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).



Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B).



Effective as of April 28, 2014:



o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio



Effective as of May 1, 2016:



o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/


     Wellington Core Equity Opportunities Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B) (formerly MetLife Balanced Plus    current income and growth of capital, with a
 Portfolio)                                   greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B) (formerly MetLife Small Cap
 Value Portfolio)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B) (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B) (formerly Met/    seeking preservation of shareholders' capital.
 Franklin Low Duration Total Return
 Portfolio)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio (Class B)               Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 100 Portfolio)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Balanced Plus    Subadviser: Overlay Portion: Pacific
 Portfolio)                                   Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Small Cap        Subadvisers: Delaware Investments Fund
 Value Portfolio)                             Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B) (formerly Met/    Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity             Limited
 Portfolio)
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B) (formerly Met/    Subadviser: Franklin Advisers, Inc.
 Franklin Low Duration Total Return
 Portfolio)
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Invesco Mid Cap Value Portfolio (Class B)   Seeks high total return by investing in equity
                                             securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.
 (Class B)
 JPMorgan Global Active Allocation           Seeks capital appreciation and current
 Portfolio (Class B)                         income.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
 (Class B)                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B) (formerly MetLife Asset           growth of capital as a secondary objective.
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B) (formerly MetLife Asset           and growth of capital, with a greater
 Allocation 40 Portfolio)                    emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B) (formerly MetLife Asset           current income and growth of capital, with a
 Allocation 60 Portfolio)                    greater emphasis on growth of capital.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Invesco Mid Cap Value Portfolio (Class B)   Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: J.P. Morgan Investment
                                             Management Inc.
 MetLife Multi-Index Targeted Risk           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Total Return Portfolio (Class B)      Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 60 Portfolio)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity        appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio    Seeks long-term capital growth.
 (Class B)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                     Seeks reasonable income. The fund will also
                                             consider the potential for capital
                                             appreciation. The fund's goal is to achieve a
                                             yield which exceeds the composite yield on
                                             the securities comprising the S&P 500(R)
                                             Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                  Seeks long-term capital growth.
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                  Seeks maximum total return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Low Duration Portfolio                Seeks maximum total return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Multi-Cap Growth Fund             Seeks long-term capital appreciation.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- -------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity        Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                     Fidelity Management & Research Company
                                             Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                  Templeton Investment Counsel, LLC
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                  Pacific Investment Management Company
                                             LLC
 PIMCO Low Duration Portfolio                Pacific Investment Management Company
                                             LLC
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Multi-Cap Growth Fund             Putnam Investment Management, LLC

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 6%.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 6% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600;
        $106,000 - $10,600 = $95,400). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 6%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 6% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






  (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
        Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields Annuity Payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $793; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $919.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

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  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


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(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.


[GRAPHIC APPEARS HERE]






  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $106,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $116,600 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB -- How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

                      This page intentionally left blank.

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2017              $100,000
   B    Account Value                                  9/1/2018              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2018           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2019              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2019              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2019              $  9,000
   G    Percentage Reduction in Account                9/2/2019                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2019              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2019           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2019              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2017              $100,000
   B    Account Value                                       9/1/2018              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2018           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2019              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2019              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2019              $  9,000
   G    Percentage Reduction in Account                     9/2/2019                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2019              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2019           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2019              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2017             $100,000
    B    Account Value                           9/1/2018 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2018             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2018             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2018          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2019 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2019             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2019          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2019             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2019             $  9,000
    G    Percentage Reduction in Account                 9/2/2019                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2019             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2019          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2019          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2019             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 6% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 =
    $95,400). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 6% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Death Benefit Base. Because the Death Benefit Base ($179,085) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $116,600 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit I rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND




                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C






                                                                         CLASS B






                                                                     MAY 1, 2017



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 52 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 51 Investment Portfolios listed below.


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) (CLASS B)


     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio


     Brighthouse Asset Allocation 100 Portfolio (formerly MetLife Asset
         Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (formerly MetLife Balanced Plus
         Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (formerly
         Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Templeton International Bond Portfolio# (formerly
         Met/Templeton International Bond Portfolio)

     Brighthouse/Wellington Large Cap Research Portfolio (formerly
         Met/Wellington Large Cap Research Portfolio)


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio


     JPMorgan Small Cap Value Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G) (formerly Barclays
         Aggregate Bond Index Portfolio)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)# (formerly Van Eck
         Global Natural Resources Portfolio)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")




Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.


To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 92 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2017

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 18
     Investment Allocation Restrictions for Certain
       Riders............................................ 19
     Free Look........................................... 23
     Accumulation Units.................................. 23
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 24
     Investment Portfolios That Are Funds-of-Funds....... 27
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 32
     Automatic Rebalancing Program....................... 32
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 33
4. EXPENSES.............................................. 33
     Product Charges..................................... 33
     Account Fee......................................... 34
     Lifetime Income Solution and Guaranteed
       Minimum Income Benefit -- Rider Charge............ 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 36
     Withdrawal Charge................................... 37
     Reduction or Elimination of the Withdrawal
       Charge............................................ 37
     Premium and Other Taxes............................. 38
     Transfer Fee........................................ 38
     Income Taxes........................................ 38
     Investment Portfolio Expenses....................... 39
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 39
     Annuity Date........................................ 39
     Annuity Payments.................................... 39
     Annuity Options..................................... 40
     Variable Annuity Payments........................... 41
     Fixed Annuity Payments.............................. 42
6. ACCESS TO YOUR MONEY.................................. 42
     Systematic Withdrawal Program....................... 43
     Suspension of Payments or Transfers................. 43


7. LIVING BENEFITS....................................... 44
     Overview of Living Benefit Riders................... 44
     Guaranteed Income Benefits.......................... 44
     Description of LIS Plus II.......................... 46
     Description of LIS Plus I........................... 52
     Description of LIS.................................. 53
     Guaranteed Withdrawal Benefits...................... 54
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 56
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 62
     Description of the Guaranteed Withdrawal Benefit
       I................................................. 63
8. PERFORMANCE........................................... 66
9. DEATH BENEFIT......................................... 67
     Upon Your Death..................................... 67
     Standard Death Benefit -- Principal Protection...... 68
     Optional Death Benefit -- Annual Step-Up............ 68
     Optional Death Benefit -- Enhanced Death Benefit
       II................................................ 68
     Optional Death Benefit -- Compounded-Plus........... 73
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 74
     General Death Benefit Provisions.................... 74
     Spousal Continuation................................ 75
     Death of the Annuitant.............................. 75
     Controlled Payout................................... 76
10. FEDERAL INCOME TAX STATUS............................ 76
     Non-Qualified Contracts............................. 76
     Qualified Contracts................................. 79
11. OTHER INFORMATION.................................... 86
     BLIC................................................ 86
     Planned Separation from MetLife, Inc................ 86
     The Separate Account................................ 87
     Distributor......................................... 87
     Selling Firms....................................... 88
     Requests and Elections.............................. 89
     Ownership........................................... 90
     Legal Proceedings................................... 91
     Financial Statements................................ 91

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  92
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Description of GMIB............................... D-1
APPENDIX E............................................. E-1
     Lifetime Income Solution Examples................. E-1
APPENDIX F............................................. F-1
     Guaranteed Withdrawal Benefit Examples............ F-1
APPENDIX G............................................. G-1
     Death Benefit Examples............................ G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 57 and 64
Annuitant................................................................ 91
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Service Center.................................................... 8
Annuity Units............................................................ 39
Beneficiary.............................................................. 91
Benefit Base............................................................. 63
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 69
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 89
Guaranteed Withdrawal Amount............................................. 64
GWB Withdrawal Rate...................................................... 64
Income Base............................ 46 and Appendix D-1
Income Phase............................................................. 17
Investment Portfolios.................................................... 24
Joint Owners............................................................. 90
Owner.................................................................... 90
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 56
Separate Account......................................................... 87
Total Guaranteed Withdrawal Amount....................................... 56

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB) or guaranteed withdrawal benefit (GWB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living
Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                                P.O. Box 10366

                          Des Moines, Iowa 50306-0366

                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)                            1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 4)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.90%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B).



 Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES
  (as a percentage of the Income Base (Note 2))

  LIS Plus II and LIS Plus I -- maximum charge                           1.50%

  LIS Plus II and LIS Plus I -- current charge                           1.00%


  LIS                                                                    0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  (as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
------------------------------------------------------------------------

  Single Life version -- maximum charge                                  1.25%

  Single Life version -- current charge                                  0.65%

  Joint Life version -- maximum charge                                   1.50%

  Joint Life version -- current charge                                   0.85%


  Lifetime Withdrawal Guarantee I
------------------------------------------------------------------------

  Single Life version -- maximum charge                                  0.95%

  Single Life version -- current charge                                  0.50%

  Joint Life version -- maximum charge                                   1.40%

  Joint Life version -- current charge                                   0.70%


  GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
  (as a percentage of the Guaranteed Withdrawal Amount (Note 4))         0.25%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")



 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

ENHANCED DEATH BENEFIT II RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 5))

  Enhanced Death Benefit II -- maximum charge                             1.50%

  Enhanced Death Benefit II (issue age 69 or younger) -- current charge   0.60%

  Enhanced Death Benefit II (issue age 70-75) -- current charge           1.15%


--------------------------------------------------------------------------------

 Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II." The Enhanced Death Benefit II rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.58%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund            0.53%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.33%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.09%
  Bond Portfolio

 Brighthouse/Wellington Large Cap             0.56%         0.25%        0.03%
  Research Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio              0.65%         0.25%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             --        0.81%           --          0.81%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.60%           --          0.60%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 BlackRock High Yield Portfolio              0.08%       1.00%           --          1.00%

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Brighthouse/Templeton International           --        0.94%           --          0.94%
  Bond Portfolio

 Brighthouse/Wellington Large Cap              --        0.84%         0.04%         0.80%
  Research Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio             0.05%       0.98%         0.02%         0.96%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 JPMorgan Small Cap Value Portfolio             0.78%         0.25%        0.05%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%        0.05%
  Portfolio

 Oppenheimer Global Equity Portfolio            0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.40%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio         0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                0.33%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.70%          --          0.02%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.15%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.06%
  Portfolio

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MFS(R) Total Return Portfolio                  0.56%         0.25%        0.05%

 MFS(R) Value Portfolio                         0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 VanEck Global Natural Resources                0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.57%         0.25%        0.03%
  Bond Opportunities Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 JPMorgan Global Active Allocation               --        1.02%         0.04%         0.98%
  Portfolio

 JPMorgan Small Cap Value Portfolio              --        1.08%         0.10%         0.98%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                   --        0.95%         0.01%         0.94%
  Portfolio

 Oppenheimer Global Equity Portfolio             --        0.96%         0.10%         0.86%

 PanAgora Global Diversified Risk              0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio          --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio             0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio        0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio          0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.62%           --          0.62%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.87%         0.11%         0.76%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.21%         0.09%         1.12%
  Portfolio

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MFS(R) Total Return Portfolio                   --        0.86%           --          0.86%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 VanEck Global Natural Resources                 --        1.06%         0.01%         1.05%
  Portfolio

 Western Asset Management Strategic            0.01%       0.86%         0.05%         0.81%

  Bond Opportunities Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit -- Earnings Preservation Benefit, and the Lifetime Income Solution Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,204     $2,015      $2,841      $5,154
    minimum       $1,128     $1,793      $2,480      $4,486


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $504      $1,475      $2,481      $5,154
    minimum        $428      $1,253      $2,120      $4,486


CHART 2. Chart 2 assumes that you do not select the optional death benefit riders, a Lifetime Income Solution rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $994      $1,379      $1,771      $2,961
    minimum        $918      $1,151      $1,388      $2,192


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $294        $839      $1,411      $2,961
    minimum        $218        $611      $1,028      $2,192


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT


This prospectus describes the variable annuity contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.





2. PURCHASE

We reserve the right to reject any application.

PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II," and "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the LIS Plus II rider, the LIS Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit II rider, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" until the rider terminates.


If you choose the the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee I."


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II


Allocation. If you elected the LIS Plus II, the LIS Plus I, the Lifetime

Withdrawal Guarantee II, or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio,

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the Brighthouse Asset Allocation 80 Portfolio is also available under option (A).



OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio


Platform 2
----------


   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds Global Growth Fund
   American Funds Growth Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio

   Brighthouse/Wellington Core Equity Opportunities Portfolio
   Brighthouse/Wellington Large Cap Research Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
   Brighthouse Balanced Plus Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

Platform 3
----------


   Invesco Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

Platform 4
----------


     American Funds Global Small Capitalization Fund


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio
   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Clarion Global Real Estate Portfolio
   JPMorgan Small Cap Value Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.

Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for LIS Plus II and LIS Plus I after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected the LIS Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of LIS Plus II - Terminating the LIS Plus II Rider"); or

   2) you elected the LIS Plus I rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of LIS Plus I").

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB, GWB I, AND LIFETIME WITHDRAWAL GUARANTEE I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB, GWB I, and Lifetime Withdrawal Guarantee I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an

   Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with
   359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.

ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 51 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


(a) AB Global Dynamic Allocation Portfolio


(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio



(e) Brighthouse Balanced Plus Portfolio


(f) Invesco Balanced-Risk Allocation Portfolio


(g) JPMorgan Global Active Allocation Portfolio



(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis(R) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)


American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




BRIGHTHOUSE FUNDS TRUST I (CLASS B)


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio


     Brighthouse Asset Allocation 100 Portfolio (formerly MetLife Asset
         Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (formerly MetLife Balanced Plus
         Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (formerly
         Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Templeton International Bond Portfolio# (formerly
         Met/Templeton International Bond Portfolio)

     Brighthouse/Wellington Large Cap Research Portfolio (formerly
         Met/Wellington Large Cap Research Portfolio)


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio


     JPMorgan Small Cap Value Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)


     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G) (formerly Barclays
         Aggregate Bond Index Portfolio)


     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)# (formerly Van Eck
         Global Natural Resources Portfolio)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":



     BlackRock Global Tactical Strategies Portfolio


     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders" for more information.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:

o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund

      BlackRock High Yield Portfolio


      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Templeton International Bond Portfolio


      Clarion Global Real Estate Portfolio

      JPMorgan Small Cap Value Portfolio


      Loomis Sayles Small Cap Growth Portfolio


      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      Oppenheimer Global Equity Portfolio


      VanEck Global Natural Resources Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR

TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus I, LIS Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider.

2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider, the Fixed Account is available for automatic rebalancing.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.

This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the

Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are three different versions of the Lifetime Income Solution under this contract: the LIS Plus II, the LIS Plus I, and the LIS.


If you select an LIS rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the LIS rider are listed below.


The LIS rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If an LIS rider is terminated for the following reasons, no LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st birthday (for LIS Plus I or LIS Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to LIS Plus I and LIS Plus II).


The LIS rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the LIS rider with an Optional Step-Up feature (LIS Plus I and LIS Plus II), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I).


If you elected the GWB I rider or one of the Lifetime Withdrawal Guarantee riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The GWB I and Lifetime Withdrawal Guarantee rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. The percentage charges for the GWB I rider and each version of the LWG riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Compounding Income Amounts and Automatic Annual Step-Ups.)


For the Guaranteed Withdrawal Benefit I rider, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Guaranteed Withdrawal Benefit I") on the contract anniversary.


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner, Joint Owner, or Annuitant (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed

Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit I Rider -- Rider Charge. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Guaranteed Withdrawal Benefit I").


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.



For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.



When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS THE LIFETIME INCOME SOLUTION, THE GUARANTEED MINIMUM INCOME BENEFIT, OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER, AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIS PLUS II, LIS PLUS I, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.

A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider or LIS rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata LIS, GMIB or GWB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchased the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders -- guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Lifetime Income Solution Plus (LIS Plus I and LIS Plus II)


o  Lifetime Income Solution (LIS)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Guaranteed Withdrawal Benefit I (GWB I)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Lifetime Withdrawal Guarantee II (LWG II)



The GWB I rider is designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are three different versions of the Lifetime Income Solution under this contract: LIS Plus II, LIS Plus I, and LIS.


(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)

There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS


INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For LIS Plus II in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on and before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For LIS Plus II and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise an LIS rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under an LIS rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and LIS Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and LIS Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


LIS AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a LIS rider.

LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples of the LIS Plus rider.)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider is no longer available for purchase. The LIS Plus II rider is available only for Owners up through age 78, and you can only elect the LIS Plus II at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS Plus II rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.

(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified

      Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS Plus II (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS Plus II rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS Plus II rider has elapsed, the LIS Plus II rider will terminate under termination provision
     a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the LIS Plus II rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS

Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the LIS Plus II.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued before July 19, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(10) The LIS Plus I payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the LIS Plus I rider on or before February 23, 2009,
-----------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The LIS Plus I payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


(1) The rider charge for the LIS is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii) of the "Income Base" section of "Description of LIS Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.

(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary prior to your 86th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 86th birthday);


      we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary prior to his or her 86th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner, or the Annuitant if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the LIS rider.


(See Appendix E for examples illustrating the operation of the LIS.)


GUARANTEED WITHDRAWAL BENEFITS


We offered optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The guaranteed withdrawal benefit riders are no longer available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

If you purchased a guaranteed withdrawal benefit rider, you must have elected one version at the time you purchased the contract, prior to age 81. You may not have this benefit and an LIS rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.") Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE FOR THE GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.

Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider is no longer available for sale.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed

Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II." If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).

In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).

Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.

(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio


   (d)        BlackRock Global Tactical Strategies Portfolio

   (e)        BlackRock Ultra-Short Term Bond Portfolio

   (f)        Brighthouse Asset Allocation 20 Portfolio

   (g)        Brighthouse Asset Allocation 40 Portfolio

   (h)        Brighthouse Asset Allocation 60 Portfolio

   (i)        Brighthouse Asset Allocation 80 Portfolio

   (j)        Brighthouse Balanced Plus Portfolio

   (k)        Invesco Balanced-Risk Allocation Portfolio

   (l)        JPMorgan Global Active Allocation Portfolio

   (m)        MetLife Aggregate Bond Index Portfolio


   (n)        MetLife Multi-Index Targeted Risk Portfolio

   (o)        PanAgora Global Diversified Risk Portfolio

   (p)        Pyramis(R) Government Income Portfolio

   (q)        Pyramis(R) Managed Risk Portfolio

   (r)        Schroders Global Multi-Asset Portfolio

   (s)        SSGA Growth and Income ETF Portfolio

   (t)        SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider is no longer available for sale.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;

o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and
       (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies
Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit II rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are age 75 or younger at the effective date of your contract, you may select the Enhanced Death Benefit II rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you have not elected any other living benefit rider or death benefit rider. The EDB II rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix G for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and

      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.


The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).

A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION



Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:



(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or



(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL



In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.



Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or



(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a

403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.

ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.


11. OTHER INFORMATION


BLIC


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/

companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as MetLife Investors Variable Annuity Account One. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for
the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2016, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or



o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.



We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2016. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Lifetime Income Solutions, Lifetime Withdrawal Guarantees, and Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Lifetime Income Solution, Lifetime Withdrawal Guarantee, or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007         24.675030         27.802896        1,235.2419
01/01/2008 to 12/31/2008         27.802896         16.805776        1,606.6364
01/01/2009 to 12/31/2009         16.805776         23.465330        3,126.4100
01/01/2010 to 12/31/2010         23.465330         25.728404        6,646.7231
01/01/2011 to 12/31/2011         25.728404         23.001729        7,034.1588
01/01/2012 to 12/31/2012         23.001729         27.658377        6,681.4235
01/01/2013 to 12/31/2013         27.658377         35.056304        7,258.4782
01/01/2014 to 12/31/2014         35.056304         35.192149        7,410.3755
01/01/2015 to 12/31/2015         35.192149         36.925102        7,693.4748
01/01/2016 to 12/31/2016         36.925102         36.455193        8,470.1835
--------------------------       ---------         ---------        ----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         30.431408         15.352892            0.0000
01/01/2009 to 12/31/2009         15.352892         24.297822          509.0400
01/01/2010 to 12/31/2010         24.297822         29.184689        1,300.0699
01/01/2011 to 12/31/2011         29.184689         23.153893        1,501.3126
01/01/2012 to 12/31/2012         23.153893         26.845287        1,537.2300
01/01/2013 to 12/31/2013         26.845287         33.789028        1,316.7910
01/01/2014 to 12/31/2014         33.789028         33.856755        1,314.5806
01/01/2015 to 12/31/2015         33.856755         33.307695        1,311.7481
01/01/2016 to 12/31/2016         33.307695         33.366588        1,337.2154
--------------------------       ---------         ---------        ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        149.491833         86.145837            0.0000
01/01/2009 to 12/31/2009         86.145837        117.837458          599.4000
01/01/2010 to 12/31/2010        117.837458        137.220465        1,961.8679
01/01/2011 to 12/31/2011        137.220465        128.884433        2,313.3440
01/01/2012 to 12/31/2012        128.884433        149.069557        2,343.3419
01/01/2013 to 12/31/2013        149.069557        190.294107        2,257.9896
01/01/2014 to 12/31/2014        190.294107        202.600069        2,240.5793
01/01/2015 to 12/31/2015        202.600069        212.419976        2,178.2516
01/01/2016 to 12/31/2016        212.419976        228.197266        2,124.2893
--------------------------      ----------        ----------        ----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.167893         10.479837             0.0000
01/01/2013 to 12/31/2013        10.479837         11.428729        11,269.9055
01/01/2014 to 12/31/2014        11.428729         12.037639        19,128.3277
01/01/2015 to 12/31/2015        12.037639         11.879490         9,149.1239
01/01/2016 to 12/31/2016        11.879490         12.075067         9,086.9185
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824             0.0000
01/01/2015 to 12/31/2015         1.036824          1.007302             0.0000
01/01/2016 to 12/31/2016         1.007302          1.008061             0.0000
--------------------------      ---------         ---------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.095853         11.462767        14,504.6584
01/01/2013 to 12/31/2013        11.462767         10.865597        13,010.2993
01/01/2014 to 12/31/2014        10.865597         11.087286        15,468.0980
01/01/2015 to 12/31/2015        11.087286          9.837128         9,533.5864
01/01/2016 to 12/31/2016         9.837128         10.516928         8,046.8313
--------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.924071         10.211120        41,222.3487
01/01/2013 to 12/31/2013        10.211120         11.051764        61,196.1518
01/01/2014 to 12/31/2014        11.051764         11.485267        57,939.1844
01/01/2015 to 12/31/2015        11.485267         11.256840        85,755.4433
01/01/2016 to 12/31/2016        11.256840         11.534440        79,976.0196
--------------------------      ---------         ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        13.537264         17.014752        20,244.2300
01/01/2010 to 12/31/2010        17.014752         19.327799        25,974.5991
01/01/2011 to 12/31/2011        19.327799         19.409454        11,984.7256
01/01/2012 to 12/31/2012        19.409454         22.192562        11,951.6746
01/01/2013 to 12/31/2013        22.192562         23.807246        13,067.1305
01/01/2014 to 12/31/2014        23.807246         24.128934        11,085.6221
01/01/2015 to 12/31/2015        24.128934         22.716618         8,955.9662
01/01/2016 to 12/31/2016        22.716618         25.404742         8,770.9724
--------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.806356          9.158910        89,617.4257
01/01/2009 to 12/31/2009         9.158910         12.107964        82,561.9300
01/01/2010 to 12/31/2010        12.107964         13.793766        82,309.6616
01/01/2011 to 12/31/2011        13.793766         12.778545        68,899.2780
01/01/2012 to 12/31/2012        12.778545         15.795183        56,467.9727
01/01/2013 to 12/31/2013        15.795183         16.047387        54,014.0516
01/01/2014 to 12/31/2014        16.047387         17.834403        52,529.1192
01/01/2015 to 12/31/2015        17.834403         17.253471        47,725.0885
01/01/2016 to 12/31/2016        17.253471         17.076757        42,077.7712
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         8.068179          7.288773       251,969.4597
01/01/2012 to 12/31/2012         7.288773          8.474367       233,304.9387
01/01/2013 to 12/31/2013         8.474367         12.106716       237,682.1634
01/01/2014 to 12/31/2014        12.106716         14.123147       212,617.1717
01/01/2015 to 12/31/2015        14.123147         13.297951       200,356.1379
01/01/2016 to 12/31/2016        13.297951         13.397415       184,412.1117
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.103240         10.249680        19,468.6499
01/01/2008 to 12/31/2008        10.249680          4.563760        20,973.1268
01/01/2009 to 12/31/2009         4.563760          6.178104        29,851.2400
01/01/2010 to 12/31/2010         6.178104          6.506516        14,538.1208
01/01/2011 to 04/29/2011         6.506516          6.907176             0.0000
--------------------------      ---------         ---------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010630          1.044394        75,401.1603
01/01/2013 to 12/31/2013         1.044394          1.043809        37,937.2778
01/01/2014 to 12/31/2014         1.043809          1.081320        48,071.2149
01/01/2015 to 12/31/2015         1.081320          1.016353        61,693.1642
01/01/2016 to 12/31/2016         1.016353          1.114068        49,751.7812
--------------------------      ---------         ---------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.889440         11.373762        97,140.7244
01/01/2008 to 12/31/2008        11.373762          7.151498       121,874.5307
01/01/2009 to 12/31/2009         7.151498          8.882604       115,859.6000
01/01/2010 to 12/31/2010         8.882604         10.012092       134,912.7882
01/01/2011 to 12/31/2011        10.012092          9.680265       122,356.7310
01/01/2012 to 12/31/2012         9.680265         11.256169        95,769.4571
01/01/2013 to 12/31/2013        11.256169         14.953317        98,008.6052
01/01/2014 to 12/31/2014        14.953317         16.038166        95,257.3999
01/01/2015 to 12/31/2015        16.038166         14.796666        85,272.9314
01/01/2016 to 12/31/2016        14.796666         17.029548        80,511.7373
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        26.442364         26.097573        49,377.7355
01/01/2008 to 12/31/2008        26.097573         15.676284        33,622.7596
01/01/2009 to 12/31/2009        15.676284         19.462550        32,289.4000
01/01/2010 to 12/31/2010        19.462550         23.971440        29,870.5828
01/01/2011 to 12/31/2011        23.971440         22.651298        26,960.7934
01/01/2012 to 12/31/2012        22.651298         25.488990        24,377.7430
01/01/2013 to 12/31/2013        25.488990         32.588570        22,696.8097
01/01/2014 to 12/31/2014        32.588570         35.058692        20,921.4926
01/01/2015 to 12/31/2015        35.058692         31.309279        16,736.8367
01/01/2016 to 12/31/2016        31.309279         35.482916        16,923.4665
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        15.857066         16.867533             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433             0.0000
01/01/2013 to 12/31/2013         1.046433          1.139546       121,309.5136
01/01/2014 to 12/31/2014         1.139546          1.196095        59,649.8557
01/01/2015 to 12/31/2015         1.196095          1.184079       339,252.5788
01/01/2016 to 12/31/2016         1.184079          1.195521       310,816.3201
--------------------------      ---------         ---------       ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.079996          9.664542             0.0000
01/01/2009 to 12/31/2009         9.664542         12.211100           358.7600
01/01/2010 to 12/31/2010        12.211100         14.287731         3,827.9669
01/01/2011 to 12/31/2011        14.287731         12.566704         5,314.5673
01/01/2012 to 12/31/2012        12.566704         14.222613         5,781.2129
01/01/2013 to 12/31/2013        14.222613         18.546499         5,783.9629
01/01/2014 to 12/31/2014        18.546499         18.992898         5,951.2371
01/01/2015 to 12/31/2015        18.992898         17.250172         5,991.9085
01/01/2016 to 12/31/2016        17.250172         22.089148         5,988.7570
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        13.358987          6.107034        39,072.7258
01/01/2009 to 12/31/2009         6.107034         10.123524        67,145.2700
01/01/2010 to 12/31/2010        10.123524         12.282999        75,164.3209
01/01/2011 to 12/31/2011        12.282999          9.797930        74,870.5751
01/01/2012 to 12/31/2012         9.797930         11.429024        59,347.9265
01/01/2013 to 12/31/2013        11.429024         10.655323        43,697.9889
01/01/2014 to 12/31/2014        10.655323          9.772978        36,284.2014
01/01/2015 to 12/31/2015         9.772978          8.264436        37,046.4549
01/01/2016 to 12/31/2016         8.264436          9.041601        34,730.3885
--------------------------      ---------         ---------        -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987399          9.734008        10,384.0622
01/01/2012 to 12/31/2012         9.734008          9.969859        11,760.1386
01/01/2013 to 12/31/2013         9.969859          9.895765        10,843.9853
01/01/2014 to 12/31/2014         9.895765          9.812226         5,435.3203
01/01/2015 to 12/31/2015         9.812226          9.567621         4,708.1856
01/01/2016 to 12/31/2016         9.567621          9.681708         4,254.9544
--------------------------      ---------         ---------        -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        11.729080         12.099496             0.0000
01/01/2011 to 12/31/2011        12.099496         11.832988             0.0000
01/01/2012 to 12/31/2012        11.832988         13.267839             0.0000
01/01/2013 to 12/31/2013        13.267839         13.153181             0.0000
01/01/2014 to 12/31/2014        13.153181         13.052813             0.0000
01/01/2015 to 12/31/2015        13.052813         12.274357             0.0000
01/01/2016 to 12/31/2016        12.274357         12.148681             0.0000
--------------------------      ---------         ---------        -----------

MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP
RESEARCH SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009         6.698105          7.991560         1,340.6300
01/01/2010 to 12/31/2010         7.991560          8.810799         3,640.4658
01/01/2011 to 12/31/2011         8.810799          8.660451         4,766.2345
01/01/2012 to 12/31/2012         8.660451          9.628544         4,694.0143
01/01/2013 to 12/31/2013         9.628544         12.676067         4,107.2564
01/01/2014 to 12/31/2014        12.676067         14.105926         4,107.2564
01/01/2015 to 12/31/2015        14.105926         14.450870         4,107.2564
01/01/2016 to 12/31/2016        14.450870         15.340300         4,107.2564
--------------------------      ---------         ---------        -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.903002         13.024293       602,080.7795
01/01/2008 to 12/31/2008        13.024293          7.562984       697,793.0189
01/01/2009 to 12/31/2009         7.562984          9.843201       601,888.9500
01/01/2010 to 12/31/2010         9.843201         11.251762       598,311.9581
01/01/2011 to 12/31/2011        11.251762         10.402724       574,376.1933
01/01/2012 to 12/31/2012        10.402724         11.914653       574,542.6876
01/01/2013 to 12/31/2013        11.914653         15.140008       545,171.9191
01/01/2014 to 12/31/2014        15.140008         15.610967       421,891.0537
01/01/2015 to 12/31/2015        15.610967         15.009529       384,897.1844
01/01/2016 to 12/31/2016        15.009529         16.049290       361,470.4170
--------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.950891         10.377682         2,885.8704
01/01/2013 to 12/31/2013        10.377682         11.644752        12,076.5729
01/01/2014 to 12/31/2014        11.644752         12.527974        20,239.7333
01/01/2015 to 12/31/2015        12.527974         11.789721        23,844.7134
01/01/2016 to 12/31/2016        11.789721         12.535500        27,544.5698
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470             0.0000
01/01/2014 to 12/31/2014         1.122470          1.203340             0.0000
01/01/2015 to 12/31/2015         1.203340          1.166383             0.0000
01/01/2016 to 12/31/2016         1.166383          1.194346             0.0000
--------------------------       --------          --------             ------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        15.577096         17.313567       278,333.0576
01/01/2008 to 12/31/2008        17.313567          9.790126       216,465.2524
01/01/2009 to 12/31/2009         9.790126         12.638051       202,264.8100
01/01/2010 to 12/31/2010        12.638051         13.814584       191,642.4258
01/01/2011 to 12/31/2011        13.814584         12.102702       186,638.6378
01/01/2012 to 12/31/2012        12.102702         13.857650       172,469.4998
01/01/2013 to 12/31/2013        13.857650         16.215302       166,321.0639
01/01/2014 to 12/31/2014        16.215302         14.804391       145,789.2762
01/01/2015 to 12/31/2015        14.804391         14.268067       130,354.0593
01/01/2016 to 12/31/2016        14.268067         13.876982       123,229.9699
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.439526         12.646969         8,794.8730
01/01/2008 to 12/31/2008        12.646969          6.606950         7,438.5680
01/01/2009 to 12/31/2009         6.606950         10.195369        22,981.4400
01/01/2010 to 12/31/2010        10.195369         13.213470        24,775.4986
01/01/2011 to 12/31/2011        13.213470         12.067801        25,491.8937
01/01/2012 to 12/31/2012        12.067801         12.938431        14,338.8129
01/01/2013 to 12/31/2013        12.938431         17.649116        14,138.2531
01/01/2014 to 12/31/2014        17.649116         17.492538        12,847.4437
01/01/2015 to 12/31/2015        17.492538         16.301191        12,459.8608
01/01/2016 to 12/31/2016        16.301191         14.641197        12,235.1002
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.378755         19.160064         3,908.5093
01/01/2008 to 12/31/2008        19.160064         11.173950         3,300.1700
01/01/2009 to 12/31/2009        11.173950         15.327336         2,786.6600
01/01/2010 to 12/31/2010        15.327336         17.434330         5,382.5515
01/01/2011 to 12/31/2011        17.434330         15.668891         5,521.4738
01/01/2012 to 12/31/2012        15.668891         18.627747         5,602.1585
01/01/2013 to 12/31/2013        18.627747         23.232852        11,774.8658
01/01/2014 to 12/31/2014        23.232852         23.283923        11,209.9196
01/01/2015 to 12/31/2015        23.283923         23.744793        10,430.3584
01/01/2016 to 12/31/2016        23.744793         23.351705         9,208.4504
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2007 to 12/31/2007        18.413863         18.489436         4,096.4406
01/01/2008 to 12/31/2008        18.489436         10.462470         4,366.4327
01/01/2009 to 12/31/2009        10.462470         13.458480         3,641.6500
01/01/2010 to 12/31/2010        13.458480         14.181769         2,194.9966
01/01/2011 to 04/29/2011        14.181769         15.796821             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.546666             0.0000
01/01/2009 to 12/31/2009         6.546666          8.518843         5,520.3700
01/01/2010 to 12/31/2010         8.518843          8.998757         9,661.2341
01/01/2011 to 12/31/2011         8.998757          8.220717        13,908.4197
01/01/2012 to 12/31/2012         8.220717          9.856902        13,059.6101
01/01/2013 to 04/26/2013         9.856902         10.462272             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019             0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133             0.0000
01/01/2016 to 12/31/2016         0.957133          1.043583         4,834.9634
--------------------------       --------          --------         ----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.373561         12.538680       303,299.6900
01/01/2010 to 12/31/2010        12.538680         13.257567       279,802.5113
01/01/2011 to 12/31/2011        13.257567         14.458039       263,365.7084
01/01/2012 to 12/31/2012        14.458039         15.479838       227,580.5466
01/01/2013 to 12/31/2013        15.479838         13.779703       190,105.3094
01/01/2014 to 12/31/2014        13.779703         13.911521       170,277.9624
01/01/2015 to 12/31/2015        13.911521         13.225162       153,669.9741
01/01/2016 to 12/31/2016        13.225162         13.622990       139,254.1093
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.207117         12.882116       542,542.4162
01/01/2008 to 12/31/2008        12.882116         12.690839       525,723.3894
01/01/2009 to 12/31/2009        12.690839         14.697007       437,952.3100
01/01/2010 to 12/31/2010        14.697007         15.598687       431,203.4314
01/01/2011 to 12/31/2011        15.598687         15.791031       412,049.5206
01/01/2012 to 12/31/2012        15.791031         16.928614       430,198.5872
01/01/2013 to 12/31/2013        16.928614         16.291852       333,921.5475
01/01/2014 to 12/31/2014        16.291852         16.655315       274,386.8789
01/01/2015 to 12/31/2015        16.655315         16.342669       248,069.8132
01/01/2016 to 12/31/2016        16.342669         16.453573       227,489.0041
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         8,886.5983
01/01/2013 to 12/31/2013        10.847689         10.162484             0.0000
01/01/2014 to 12/31/2014        10.162484         10.724718             0.0000
01/01/2015 to 12/31/2015        10.724718         10.568127             0.0000
01/01/2016 to 12/31/2016        10.568127         10.505826             0.0000
--------------------------      ---------         ---------       ------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.214701         10.715574         3,255.7806
01/01/2014 to 12/31/2014        10.715574         11.422414         3,894.2181
01/01/2015 to 12/31/2015        11.422414         11.067180         3,358.9071
01/01/2016 to 12/31/2016        11.067180         11.354701         2,808.8604
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484        18,092.0092
01/01/2013 to 12/31/2013         1.064484          1.150055        20,553.5808
01/01/2014 to 12/31/2014         1.150055          1.215740        20,364.9215
01/01/2015 to 12/31/2015         1.215740          1.182372        36,234.5026
01/01/2016 to 12/31/2016         1.182372          1.225704        35,693.8632
--------------------------      ---------         ---------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.648611         10.333264       132,301.2500
01/01/2010 to 12/31/2010        10.333264         11.379773       136,206.6114
01/01/2011 to 12/31/2011        11.379773         11.284525        98,475.4672
01/01/2012 to 12/31/2012        11.284525         12.493205        88,682.6905
01/01/2013 to 12/31/2013        12.493205         13.843251        90,157.5915
01/01/2014 to 12/31/2014        13.843251         14.372122        79,588.7895
01/01/2015 to 12/31/2015        14.372122         13.824769        80,085.5119
01/01/2016 to 12/31/2016        13.824769         14.349185        78,545.0567
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.961339          9.793017        39,785.6200
01/01/2010 to 12/31/2010         9.793017         10.968839        35,084.5654
01/01/2011 to 12/31/2011        10.968839         10.533663        47,673.6248
01/01/2012 to 12/31/2012        10.533663         11.887943        36,787.4043
01/01/2013 to 12/31/2013        11.887943         13.772250        39,500.3192
01/01/2014 to 12/31/2014        13.772250         14.239908        23,672.8048
01/01/2015 to 12/31/2015        14.239908         13.648985        26,396.8743
01/01/2016 to 12/31/2016        13.648985         14.313436        22,395.0810
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        55.062441         56.030968       250,298.3204
01/01/2008 to 12/31/2008        56.030968         35.000435       223,483.9704
01/01/2009 to 12/31/2009        35.000435         40.658089       206,660.7900
01/01/2010 to 12/31/2010        40.658089         46.682743       186,060.2686
01/01/2011 to 12/31/2011        46.682743         43.968910       153,239.0111
01/01/2012 to 12/31/2012        43.968910         50.892657       131,865.3781
01/01/2013 to 12/31/2013        50.892657         66.801079       116,213.9961
01/01/2014 to 12/31/2014        66.801079         74.248482        99,937.6450
01/01/2015 to 12/31/2015        74.248482         70.238585        90,804.5410
01/01/2016 to 12/31/2016        70.238585         79.904749        82,270.9009
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2007 to 12/31/2007        52.305969         48.217079         1,810.8653
01/01/2008 to 12/31/2008        48.217079         28.999605           461.1372
01/01/2009 to 12/31/2009        28.999605         36.936453           189.3900
01/01/2010 to 04/30/2010        36.936453         39.397638             0.0000
--------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.592341         17.917514             0.0000
01/01/2008 to 12/31/2008        17.917514          9.801848           625.1110
01/01/2009 to 12/31/2009         9.801848         11.722204           625.1100
01/01/2010 to 12/31/2010        11.722204         12.290858           625.1110
01/01/2011 to 12/31/2011        12.290858          9.631917           625.1110
01/01/2012 to 12/31/2012         9.631917         11.279936           625.1110
01/01/2013 to 12/31/2013        11.279936         12.743081        12,598.7833
01/01/2014 to 12/31/2014        12.743081         12.085198         8,576.2854
01/01/2015 to 12/31/2015        12.085198         11.600395         9,450.7547
01/01/2016 to 12/31/2016        11.600395         11.956962         7,948.7139
--------------------------      ---------         ---------       ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

04/29/2013 to 12/31/2013        15.645795         14.943885         9,375.5481
01/01/2014 to 12/31/2014        14.943885         15.463191         4,052.1742
01/01/2015 to 12/31/2015        15.463191         15.163609         3,143.8678
01/01/2016 to 12/31/2016        15.163609         15.188656         2,907.5056
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        41.289976         42.948359           3,865.0606
01/01/2008 to 12/31/2008        42.948359         40.593524           6,242.2139
01/01/2009 to 12/31/2009        40.593524         43.487373           3,752.6900
01/01/2010 to 12/31/2010        43.487373         46.112048           5,639.2894
01/01/2011 to 12/31/2011        46.112048         48.098979           5,563.1659
01/01/2012 to 12/31/2012        48.098979         50.625234           5,044.0828
01/01/2013 to 12/31/2013        50.625234         49.171861           5,036.7412
01/01/2014 to 12/31/2014        49.171861         51.531980           5,031.3963
01/01/2015 to 12/31/2015        51.531980         50.734391           4,658.2802
01/01/2016 to 12/31/2016        50.734391         51.205977           4,184.9503
--------------------------      ---------         ---------           ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         8.415159         10.576973               0.0000
01/01/2010 to 12/31/2010        10.576973         12.434974               0.0000
01/01/2011 to 12/31/2011        12.434974         11.109835               0.0000
01/01/2012 to 12/31/2012        11.109835         12.466267             894.9420
01/01/2013 to 12/31/2013        12.466267         16.417327             894.9420
01/01/2014 to 12/31/2014        16.417327         17.541626             894.9420
01/01/2015 to 12/31/2015        17.541626         18.292183             894.9420
01/01/2016 to 12/31/2016        18.292183         17.963221             894.9420
--------------------------      ---------         ---------           ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

04/30/2007 to 12/31/2007        14.706516         15.332447               0.0000
01/01/2008 to 12/31/2008        15.332447          8.628179               0.0000
01/01/2009 to 05/01/2009         8.628179          8.192498               0.0000
--------------------------      ---------         ---------           ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.083745         10.369242         711,766.0045
01/01/2008 to 12/31/2008        10.369242         10.437994       1,031,846.0712
01/01/2009 to 12/31/2009        10.437994         10.267473         769,160.6400
01/01/2010 to 12/31/2010        10.267473         10.074225         674,565.5497
01/01/2011 to 12/31/2011        10.074225          9.885130         594,688.6211
01/01/2012 to 12/31/2012         9.885130          9.698069         282,712.8314
01/01/2013 to 12/31/2013         9.698069          9.515538         270,137.9449
01/01/2014 to 12/31/2014         9.515538          9.336444         263,140.3050
01/01/2015 to 12/31/2015         9.336444          9.160719         259,873.2766
01/01/2016 to 12/31/2016         9.160719          8.998383         232,601.7490
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.588731         12.664321         327,248.8920
01/01/2008 to 12/31/2008        12.664321          7.884117         283,363.5454
01/01/2009 to 12/31/2009         7.884117         10.796267         280,371.4900
01/01/2010 to 12/31/2010        10.796267         11.791672         270,194.4033
01/01/2011 to 12/31/2011        11.791672         11.595850         237,971.4584
01/01/2012 to 12/31/2012        11.595850         13.146384         454,811.1645
01/01/2013 to 12/31/2013        13.146384         17.637135         408,433.1136
01/01/2014 to 12/31/2014        17.637135         18.818245         348,080.5210
01/01/2015 to 12/31/2015        18.818245         20.410115         310,030.4815
01/01/2016 to 12/31/2016        20.410115         19.999994         284,190.8493
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         8.892595          9.975273       808,015.5291
01/01/2008 to 12/31/2008         9.975273          5.290726       694,795.5012
01/01/2009 to 12/31/2009         5.290726          7.459833       633,817.0300
01/01/2010 to 12/31/2010         7.459833          8.007296       564,904.9151
01/01/2011 to 12/31/2011         8.007296          7.748428       447,345.5818
01/01/2012 to 04/27/2012         7.748428          8.702779             0.0000
--------------------------       --------          --------       ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

04/30/2007 to 12/31/2007        11.219625         10.809461        30,828.6918
01/01/2008 to 12/31/2008        10.809461          6.224256        16,448.9207
01/01/2009 to 12/31/2009         6.224256          7.919452        20,326.0100
01/01/2010 to 12/31/2010         7.919452         10.206380        18,548.6878
01/01/2011 to 12/31/2011        10.206380         10.289595        16,060.0629
01/01/2012 to 12/31/2012        10.289595         11.194703        14,874.6328
01/01/2013 to 12/31/2013        11.194703         16.298229        14,615.1791
01/01/2014 to 12/31/2014        16.298229         16.140912        14,767.2767
01/01/2015 to 12/31/2015        16.140912         16.063140        10,796.7178
01/01/2016 to 12/31/2016        16.063140         16.713910        11,650.4614
--------------------------      ---------         ---------       ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        10.685840         14.181330             0.0000
01/01/2010 to 12/31/2010        14.181330         17.057883           673.4023
01/01/2011 to 12/31/2011        17.057883         14.017102         1,015.6189
01/01/2012 to 12/31/2012        14.017102         16.214180           920.8997
01/01/2013 to 12/31/2013        16.214180         20.300375         4,893.3457
01/01/2014 to 12/31/2014        20.300375         18.584810         5,746.8529
01/01/2015 to 12/31/2015        18.584810         19.284466         5,059.7708
01/01/2016 to 12/31/2016        19.284466         20.023987         4,200.5262
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        48.934346         49.732336         3,318.2329
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))

01/01/2007 to 12/31/2007        18.462497         19.019708             0.0000
01/01/2008 to 12/31/2008        19.019708         12.532986             0.0000
01/01/2009 to 12/31/2009        12.532986         15.234270         9,438.8300
01/01/2010 to 12/31/2010        15.234270         17.372554        13,763.8600
01/01/2011 to 12/31/2011        17.372554         16.271072        13,353.0325
01/01/2012 to 12/31/2012        16.271072         17.653893        12,530.8070
01/01/2013 to 12/31/2013        17.653893         23.051166         9,850.1642
01/01/2014 to 12/31/2014        23.051166         25.140868         8,519.9135
01/01/2015 to 12/31/2015        25.140868         24.683274         7,732.1902
01/01/2016 to 04/29/2016        24.683274         24.804697             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        12.536329         12.259389        25,047.0725
01/01/2008 to 12/31/2008        12.259389          7.167903        19,566.9589
01/01/2009 to 05/01/2009         7.167903          7.075613             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        14.183373         14.531708         927,884.0979
01/01/2008 to 12/31/2008        14.531708          8.631580         803,874.2632
01/01/2009 to 12/31/2009         8.631580         11.164658         737,483.4700
01/01/2010 to 12/31/2010        11.164658         12.249141         674,648.2369
01/01/2011 to 12/31/2011        12.249141         11.516763         559,819.5251
01/01/2012 to 12/31/2012        11.516763         12.734053         474,301.8288
01/01/2013 to 12/31/2013        12.734053         16.683680         419,921.7343
01/01/2014 to 12/31/2014        16.683680         18.079754         349,598.9289
01/01/2015 to 12/31/2015        18.079754         18.141560         305,546.1637
01/01/2016 to 12/31/2016        18.141560         19.073254         278,918.5407
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.332149         13.550342          63,288.0195
01/01/2015 to 12/31/2015        13.550342         13.217456          80,429.9890
01/01/2016 to 12/31/2016        13.217456         13.556197          31,253.8601
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.910122         14.251064       2,624,007.5164
01/01/2015 to 12/31/2015        14.251064         13.832750       2,280,822.3528
01/01/2016 to 12/31/2016        13.832750         14.398682       1,967,311.3866
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.040211         11.472478       1,714,054.4038
01/01/2008 to 12/31/2008        11.472478          8.931449       1,403,709.0740
01/01/2009 to 12/31/2009         8.931449         10.770887       1,501,860.3000
01/01/2010 to 12/31/2010        10.770887         11.720442       1,417,850.7498
01/01/2011 to 12/31/2011        11.720442         11.704503       1,530,248.3631
01/01/2012 to 12/31/2012        11.704503         12.736086       1,481,663.6677
01/01/2013 to 12/31/2013        12.736086         13.631012       1,349,392.9540
01/01/2014 to 04/25/2014        13.631012         13.721523               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.481355         11.963296       2,290,443.2291
01/01/2008 to 12/31/2008        11.963296          8.636307       2,087,657.5302
01/01/2009 to 12/31/2009         8.636307         10.684293       1,962,479.3300
01/01/2010 to 12/31/2010        10.684293         11.783178       2,111,177.0350
01/01/2011 to 12/31/2011        11.783178         11.548371       1,917,844.5505
01/01/2012 to 12/31/2012        11.548371         12.734194       1,815,270.2350
01/01/2013 to 12/31/2013        12.734194         14.271995       1,677,188.0374
01/01/2014 to 04/25/2014        14.271995         14.312622               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.304806         14.766474       2,630,275.7924
01/01/2015 to 12/31/2015        14.766474         14.304850       2,450,996.1349
01/01/2016 to 12/31/2016        14.304850         15.032907       2,140,354.0096
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.996419         12.344089       4,364,179.2308
01/01/2008 to 12/31/2008        12.344089          8.243149       4,541,863.6196
01/01/2009 to 12/31/2009         8.243149         10.379836       4,311,431.3700
01/01/2010 to 12/31/2010        10.379836         11.568201       4,009,708.4123
01/01/2011 to 12/31/2011        11.568201         11.157644       3,585,466.7004
01/01/2012 to 12/31/2012        11.157644         12.471587       3,320,296.3740
01/01/2013 to 12/31/2013        12.471587         14.613171       2,939,172.6375
01/01/2014 to 04/25/2014        14.613171         14.610666               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.278990         14.824869       3,326,979.4763
01/01/2015 to 12/31/2015        14.824869         14.299108       2,972,267.7700
01/01/2016 to 12/31/2016        14.299108         15.172150       2,705,269.8204
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.648785         12.993010       4,817,668.7273
01/01/2008 to 12/31/2008        12.993010          7.920380       4,797,079.0199
01/01/2009 to 12/31/2009         7.920380         10.110345       4,518,008.7300
01/01/2010 to 12/31/2010        10.110345         11.456775       4,257,983.5300
01/01/2011 to 12/31/2011        11.456775         10.806138       4,042,008.5957
01/01/2012 to 12/31/2012        10.806138         12.268357       3,690,752.7639
01/01/2013 to 12/31/2013        12.268357         15.156984       3,382,356.8704
01/01/2014 to 04/25/2014        15.156984         15.071967               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.997918          7.009436           5,864.3866
01/01/2009 to 12/31/2009         7.009436          8.841161          15,243.2600
01/01/2010 to 12/31/2010         8.841161          9.546299          36,074.6244
01/01/2011 to 12/31/2011         9.546299          9.202085          33,200.1687
01/01/2012 to 12/31/2012         9.202085         10.483706          34,333.8457
01/01/2013 to 04/26/2013        10.483706         11.268352               0.0000
--------------------------      ---------         ---------       --------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        40.562578         41.433691           5,898.2124
01/01/2008 to 12/31/2008        41.433691         31.566599           5,639.6123
01/01/2009 to 12/31/2009        31.566599         36.641658           7,198.0200
01/01/2010 to 12/31/2010        36.641658         39.474934           7,713.7945
01/01/2011 to 12/31/2011        39.474934         39.569828           8,338.9754
01/01/2012 to 12/31/2012        39.569828         43.211437           8,252.0160
01/01/2013 to 12/31/2013        43.211437         50.326589           7,683.0519
01/01/2014 to 12/31/2014        50.326589         53.509389           7,681.3478
01/01/2015 to 12/31/2015        53.509389         52.292494           7,640.3021
01/01/2016 to 12/31/2016        52.292494         55.886630           7,390.0272
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        15.219753         10.578000               0.0000
01/01/2009 to 12/31/2009        10.578000         12.515385           3,590.1400
01/01/2010 to 12/31/2010        12.515385         13.652775          17,098.0883
01/01/2011 to 12/31/2011        13.652775         13.481944          18,779.1605
01/01/2012 to 12/31/2012        13.481944         15.385394          18,627.7935
01/01/2013 to 12/31/2013        15.385394         20.437846          52,014.1326
01/01/2014 to 12/31/2014        20.437846         22.171216          48,760.9423
01/01/2015 to 12/31/2015        22.171216         21.674637          46,956.7584
01/01/2016 to 12/31/2016        21.674637         24.264399          45,621.2088
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.577412         1,004.1733
01/01/2009 to 12/31/2009         6.577412          8.059563        16,371.4500
01/01/2010 to 12/31/2010         8.059563          8.779668        64,159.7725
01/01/2011 to 12/31/2011         8.779668          8.567648        64,238.6160
01/01/2012 to 12/31/2012         8.567648          9.575332        63,956.2691
01/01/2013 to 04/26/2013         9.575332         10.472267             0.0000
--------------------------       --------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825288         23.429557        66,920.2564
01/01/2014 to 12/31/2014        23.429557         22.919485        56,917.5191
01/01/2015 to 12/31/2015        22.919485         22.573569        50,811.1716
01/01/2016 to 12/31/2016        22.573569         26.222880        47,365.9723
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        17.044858         18.500037             0.0000
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT PIONEER MID-
 CAP VALUE SUB-ACCOUNT (CLASS A))

01/01/2007 to 04/27/2007        11.971352         13.202176             0.0000
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.191695         15.202206       127,382.0185
01/01/2008 to 12/31/2008        15.202206          9.202464       115,726.8586
01/01/2009 to 12/31/2009         9.202464         12.348579       114,170.5400
01/01/2010 to 12/31/2010        12.348579         14.886019       109,284.5743
01/01/2011 to 12/31/2011        14.886019         13.835741       107,341.0730
01/01/2012 to 12/31/2012        13.835741         14.291465        92,763.4835
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        15.791157         18.610935             0.0000
01/01/2011 to 12/31/2011        18.610935         15.216237             0.0000
01/01/2012 to 12/31/2012        15.216237         15.313235             0.0000
01/01/2013 to 12/31/2013        15.313235         16.640946             0.0000
01/01/2014 to 12/31/2014        16.640946         13.254085             0.0000
01/01/2015 to 12/31/2015        13.254085          8.744354             0.0000
01/01/2016 to 12/31/2016         8.744354         12.332648             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        28.351097         29.337702           642.1766
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2007 to 12/31/2007        18.050638         18.886190             0.0000
01/01/2008 to 12/31/2008        18.886190         16.539335         1,356.7035
01/01/2009 to 12/31/2009        16.539335         21.597754         1,355.3400
01/01/2010 to 12/31/2010        21.597754         23.771560         3,577.0175
01/01/2011 to 12/31/2011        23.771560         24.171770         3,564.8298
01/01/2012 to 12/31/2012        24.171770         26.471371         3,611.7388
01/01/2013 to 12/31/2013        26.471371         26.374371         2,296.8528
01/01/2014 to 12/31/2014        26.374371         27.064166         2,121.2731
01/01/2015 to 12/31/2015        27.064166         26.210724         2,103.7050
01/01/2016 to 04/29/2016        26.210724         26.840582             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        26.932958         27.842935       116,210.3299
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S
VALUE SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007     15.857066         16.867533                0.0000
--------------------------   ---------         ---------                ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007     17.976644         18.791730          338,864.3287
01/01/2008 to 12/31/2008     18.791730         15.007127          285,692.9253
01/01/2009 to 12/31/2009     15.007127         20.139535          258,553.7800
01/01/2010 to 12/31/2010     20.139535         22.322745          241,801.7927
01/01/2011 to 12/31/2011     22.322745         22.880277          212,340.3144
01/01/2012 to 12/31/2012     22.880277         25.353812          194,343.8395
01/01/2013 to 12/31/2013     25.353812         26.861582          165,445.7651
01/01/2014 to 12/31/2014     26.861582         27.628783          143,889.4231
01/01/2015 to 12/31/2015     27.628783         26.519298          126,741.3093
01/01/2016 to 04/29/2016     26.519298         27.280436                0.0000
--------------------------   ---------         ---------          ------------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2007 to 12/31/2007     15.873366         16.069469            9,265.9035
01/01/2008 to 12/31/2008     16.069469         10.856102            8,543.4217
01/01/2009 to 12/31/2009     10.856102         13.575708            6,344.7400
01/01/2010 to 12/31/2010     13.575708         14.999589            6,100.6354
01/01/2011 to 12/31/2011     14.999589         15.000652            5,789.3690
01/01/2012 to 12/31/2012     15.000652         17.557982            5,033.8595
01/01/2013 to 12/31/2013     17.557982         22.812142            4,364.6098
01/01/2014 to 12/31/2014     22.812142         25.216597            4,340.6653
01/01/2015 to 12/31/2015     25.216597         23.989118            3,937.8584
01/01/2016 to 12/31/2016     23.989118         26.749133            3,914.2525

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007         26.149010         29.641952       11,517.4827
01/01/2008 to 12/31/2008         29.641952         18.025780       41,611.8524
01/01/2009 to 12/31/2009         18.025780         25.320193       90,301.0800
01/01/2010 to 12/31/2010         25.320193         27.929048      160,043.7115
01/01/2011 to 12/31/2011         27.929048         25.119218      194,644.1105
01/01/2012 to 12/31/2012         25.119218         30.387172      179,917.6968
01/01/2013 to 12/31/2013         30.387172         38.746614      158,061.3288
01/01/2014 to 12/31/2014         38.746614         39.130871      151,971.0414
01/01/2015 to 12/31/2015         39.130871         41.304882      134,346.5530
01/01/2016 to 12/31/2016         41.304882         41.024604      125,856.4942
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         32.313630         16.369128       10,521.5477
01/01/2009 to 12/31/2009         16.369128         26.061916       23,496.3200
01/01/2010 to 12/31/2010         26.061916         31.491718       39,475.0448
01/01/2011 to 12/31/2011         31.491718         25.134436       57,839.0416
01/01/2012 to 12/31/2012         25.134436         29.317829       55,910.4966
01/01/2013 to 12/31/2013         29.317829         37.122995       49,500.8225
01/01/2014 to 12/31/2014         37.122995         37.421343       47,690.2932
01/01/2015 to 12/31/2015         37.421343         37.036173       43,941.8343
01/01/2016 to 12/31/2016         37.036173         37.324927       41,604.2370
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        172.887356        100.034860        5,404.8232
01/01/2009 to 12/31/2009        100.034860        137.659399       19,333.3600
01/01/2010 to 12/31/2010        137.659399        161.266585       31,218.7574
01/01/2011 to 12/31/2011        161.266585        152.379594       36,559.3434
01/01/2012 to 12/31/2012        152.379594        177.310130       34,557.4614
01/01/2013 to 12/31/2013        177.310130        227.705755       31,206.2381
01/01/2014 to 12/31/2014        227.705755        243.890065       28,864.9605
01/01/2015 to 12/31/2015        243.890065        257.250237       25,060.8122
01/01/2016 to 12/31/2016        257.250237        278.019828       22,927.5338
--------------------------      ----------        ----------      ------------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         10.229595         10.585963       38,442.7246
01/01/2013 to 12/31/2013         10.585963         11.613923       79,612.9892
01/01/2014 to 12/31/2014         11.613923         12.306308       60,114.7498
01/01/2015 to 12/31/2015         12.306308         12.217725       56,268.3939
01/01/2016 to 12/31/2016         12.217725         12.493591       79,106.2590
--------------------------      ----------        ----------      ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014          0.996864          1.041127            0.0000
01/01/2015 to 12/31/2015          1.041127          1.017571            0.0000
01/01/2016 to 12/31/2016          1.017571          1.024465            0.0000
--------------------------      ----------        ----------      ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         11.164971         11.580699      179,700.9755
01/01/2013 to 12/31/2013         11.580699         11.043464       85,875.1020
01/01/2014 to 12/31/2014         11.043464         11.336607       72,005.6317
01/01/2015 to 12/31/2015         11.336607         10.118925       61,054.2632
01/01/2016 to 12/31/2016         10.118925         10.883282       58,060.9567
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.984300         10.314536         210,684.7251
01/01/2013 to 12/31/2013        10.314536         11.230860         455,726.0765
01/01/2014 to 12/31/2014        11.230860         11.741626         455,353.3757
01/01/2015 to 12/31/2015        11.741626         11.577379         296,209.5784
01/01/2016 to 12/31/2016        11.577379         11.934264         253,829.7234
--------------------------      ---------         ---------         ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        14.607704         18.432949         126,101.1000
01/01/2010 to 12/31/2010        18.432949         21.064711         153,932.7576
01/01/2011 to 12/31/2011        21.064711         21.280670          75,345.9362
01/01/2012 to 12/31/2012        21.280670         24.479242          93,020.2725
01/01/2013 to 12/31/2013        24.479242         26.418292          97,736.2083
01/01/2014 to 12/31/2014        26.418292         26.936384          67,198.1051
01/01/2015 to 12/31/2015        26.936384         25.512415          64,266.9069
01/01/2016 to 12/31/2016        25.512415         28.703002          48,289.6788
--------------------------      ---------         ---------         ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.214073          9.419490         154,187.2780
01/01/2009 to 12/31/2009         9.419490         12.527414         160,189.2800
01/01/2010 to 12/31/2010        12.527414         14.357371         156,170.0263
01/01/2011 to 12/31/2011        14.357371         13.380587         164,363.9824
01/01/2012 to 12/31/2012        13.380587         16.639355         142,299.4059
01/01/2013 to 12/31/2013        16.639355         17.006799         140,017.1389
01/01/2014 to 12/31/2014        17.006799         19.014356         113,404.8164
01/01/2015 to 12/31/2015        19.014356         18.505723          97,285.4612
01/01/2016 to 12/31/2016        18.505723         18.426333          91,693.9287
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         8.555374          7.759761         182,272.4032
01/01/2012 to 12/31/2012         7.759761          9.076542         185,207.8357
01/01/2013 to 12/31/2013         9.076542         13.044951         289,589.7952
01/01/2014 to 12/31/2014        13.044951         15.309203         388,852.6625
01/01/2015 to 12/31/2015        15.309203         14.501511         301,690.7758
01/01/2016 to 12/31/2016        14.501511         14.697911         198,976.6837
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.180916         10.383877          22,854.5369
01/01/2008 to 12/31/2008        10.383877          4.651552          31,692.2665
01/01/2009 to 12/31/2009         4.651552          6.334860          52,849.6900
01/01/2010 to 12/31/2010         6.334860          6.711722          88,489.0988
01/01/2011 to 04/29/2011         6.711722          7.138968               0.0000
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       1,970,136.2397
01/01/2013 to 12/31/2013         1.048710          1.054430       1,436,191.3463
01/01/2014 to 12/31/2014         1.054430          1.098896       1,225,097.6187
01/01/2015 to 12/31/2015         1.098896          1.039093       1,127,791.8654
01/01/2016 to 12/31/2016         1.039093          1.145846       1,203,846.7354
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.009028         11.557695       586,576.6897
01/01/2008 to 12/31/2008        11.557695          7.311136       582,309.5651
01/01/2009 to 12/31/2009         7.311136          9.134319       654,150.8300
01/01/2010 to 12/31/2010         9.134319         10.355646       694,766.4660
01/01/2011 to 12/31/2011        10.355646         10.070573       660,317.2294
01/01/2012 to 12/31/2012        10.070573         11.772115       591,194.3865
01/01/2013 to 12/31/2013        11.772115         15.732268       551,040.8352
01/01/2014 to 12/31/2014        15.732268         16.975188       501,354.4094
01/01/2015 to 12/31/2015        16.975188         15.755453       481,921.6437
01/01/2016 to 12/31/2016        15.755453         18.242135       417,508.0391
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        27.970108         27.772461       532,439.9537
01/01/2008 to 12/31/2008        27.772461         16.783283       498,570.9496
01/01/2009 to 12/31/2009        16.783283         20.962355       484,186.6300
01/01/2010 to 12/31/2010        20.962355         25.973885       457,734.9255
01/01/2011 to 12/31/2011        25.973885         24.690934       413,436.2833
01/01/2012 to 12/31/2012        24.690934         27.952215       338,253.9549
01/01/2013 to 12/31/2013        27.952215         35.952829       277,223.5128
01/01/2014 to 12/31/2014        35.952829         38.910717       231,599.9686
01/01/2015 to 12/31/2015        38.910717         34.958606       211,564.5559
01/01/2016 to 12/31/2016        34.958606         39.857152       190,927.3756
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        16.209510         17.276167             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758       190,883.9505
01/01/2013 to 12/31/2013         1.050758          1.151141       376,549.3488
01/01/2014 to 12/31/2014         1.151141          1.215536       223,821.0550
01/01/2015 to 12/31/2015         1.215536          1.210567       300,123.7078
01/01/2016 to 12/31/2016         1.210567          1.229620       343,666.9811
--------------------------      ---------         ---------       ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.316852          9.879708         2,385.3885
01/01/2009 to 12/31/2009         9.879708         12.558113        17,609.4000
01/01/2010 to 12/31/2010        12.558113         14.782097        25,578.7162
01/01/2011 to 12/31/2011        14.782097         13.079663        28,260.0262
01/01/2012 to 12/31/2012        13.079663         14.892696        24,367.5762
01/01/2013 to 12/31/2013        14.892696         19.537069        19,157.5439
01/01/2014 to 12/31/2014        19.537069         20.127726        15,890.4238
01/01/2015 to 12/31/2015        20.127726         18.390935        13,587.9571
01/01/2016 to 12/31/2016        18.390935         23.691555        11,207.6972
--------------------------      ---------         ---------       ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        13.520511          6.206168       212,896.0530
01/01/2009 to 12/31/2009         6.206168         10.349730       500,738.8100
01/01/2010 to 12/31/2010        10.349730         12.632893       734,589.9684
01/01/2011 to 12/31/2011        12.632893         10.137634       357,684.4013
01/01/2012 to 12/31/2012        10.137634         11.896795       365,129.7129
01/01/2013 to 12/31/2013        11.896795         11.158201       446,124.9504
01/01/2014 to 12/31/2014        11.158201         10.295853       394,237.9879
01/01/2015 to 12/31/2015        10.295853          8.759074       309,394.3573
01/01/2016 to 12/31/2016         8.759074          9.640401       267,049.3096
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988220          9.773621          34,235.0737
01/01/2012 to 12/31/2012         9.773621         10.070996         130,255.8768
01/01/2013 to 12/31/2013        10.070996         10.056309         183,163.3666
01/01/2014 to 12/31/2014        10.056309         10.031423         194,507.7146
01/01/2015 to 12/31/2015        10.031423          9.840222         155,351.4775
01/01/2016 to 12/31/2016         9.840222         10.017480         135,121.9575
--------------------------      ---------         ---------         ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        11.800194         12.221348          27,541.0194
01/01/2011 to 12/31/2011        12.221348         12.023913          30,025.0902
01/01/2012 to 12/31/2012        12.023913         13.563466          29,838.4637
01/01/2013 to 12/31/2013        13.563466         13.527178          28,861.1622
01/01/2014 to 12/31/2014        13.527178         13.504760          25,716.0181
01/01/2015 to 12/31/2015        13.504760         12.775823          24,058.4117
01/01/2016 to 12/31/2016        12.775823         12.721108          24,648.1579
--------------------------      ---------         ---------         ------------

MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP
RESEARCH SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009         7.160666          8.577288           1,831.1200
01/01/2010 to 12/31/2010         8.577288          9.513432          23,429.4289
01/01/2011 to 12/31/2011         9.513432          9.407265          33,444.3547
01/01/2012 to 12/31/2012         9.407265         10.522094          36,763.5368
01/01/2013 to 12/31/2013        10.522094         13.935732          28,284.1617
01/01/2014 to 12/31/2014        13.935732         15.600986          25,569.1025
01/01/2015 to 12/31/2015        15.600986         16.078676          22,049.9891
01/01/2016 to 12/31/2016        16.078676         17.170996          22,222.1374
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.070727         13.273444         668,628.8654
01/01/2008 to 12/31/2008        13.273444          7.754319       2,713,302.4580
01/01/2009 to 12/31/2009         7.754319         10.152970       2,495,516.9500
01/01/2010 to 12/31/2010        10.152970         11.675624       2,315,027.9721
01/01/2011 to 12/31/2011        11.675624         10.859463       2,094,628.1203
01/01/2012 to 12/31/2012        10.859463         12.512996       1,818,351.7610
01/01/2013 to 12/31/2013        12.512996         15.995949       1,604,023.7150
01/01/2014 to 12/31/2014        15.995949         16.592811       1,370,070.8118
01/01/2015 to 12/31/2015        16.592811         16.049593       1,105,825.6700
01/01/2016 to 12/31/2016        16.049593         17.264665       1,027,918.3742
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.011276         10.482770         137,857.5184
01/01/2013 to 12/31/2013        10.482770         11.833440         298,480.6318
01/01/2014 to 12/31/2014        11.833440         12.807579         322,286.2246
01/01/2015 to 12/31/2015        12.807579         12.125407         242,268.4859
01/01/2016 to 12/31/2016        12.125407         12.969983         252,164.5068
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318          42,964.4413
01/01/2014 to 12/31/2014         1.130318          1.219045           6,220.2549
01/01/2015 to 12/31/2015         1.219045          1.188718         788,379.9949
01/01/2016 to 12/31/2016         1.188718          1.224540         806,166.6565
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.092474         17.994629       432,768.7608
01/01/2008 to 12/31/2008        17.994629         10.236813       413,505.8768
01/01/2009 to 12/31/2009        10.236813         13.294221       432,602.6600
01/01/2010 to 12/31/2010        13.294221         14.619173       453,184.3811
01/01/2011 to 12/31/2011        14.619173         12.884600       418,305.5153
01/01/2012 to 12/31/2012        12.884600         14.842148       381,277.3753
01/01/2013 to 12/31/2013        14.842148         17.471762       331,160.6856
01/01/2014 to 12/31/2014        17.471762         16.047577       307,264.6719
01/01/2015 to 12/31/2015        16.047577         15.559333       291,609.7256
01/01/2016 to 12/31/2016        15.559333         15.223933       279,164.9027
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.814428         13.180398       140,614.3685
01/01/2008 to 12/31/2008        13.180398          6.927322       125,380.9788
01/01/2009 to 12/31/2009         6.927322         10.754041       150,014.0500
01/01/2010 to 12/31/2010        10.754041         14.021283       176,911.7335
01/01/2011 to 12/31/2011        14.021283         12.882517       190,889.7965
01/01/2012 to 12/31/2012        12.882517         13.895500       181,234.8733
01/01/2013 to 12/31/2013        13.895500         19.068593       149,233.2577
01/01/2014 to 12/31/2014        19.068593         19.013199       130,959.5758
01/01/2015 to 12/31/2015        19.013199         17.824984       127,201.6282
01/01/2016 to 12/31/2016        17.824984         16.106192       115,351.8288
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        19.495245         20.447007        35,283.3058
01/01/2008 to 12/31/2008        20.447007         11.996626        37,678.4671
01/01/2009 to 12/31/2009        11.996626         16.554845        42,648.7700
01/01/2010 to 12/31/2010        16.554845         18.943773        60,064.4788
01/01/2011 to 12/31/2011        18.943773         17.127829        68,586.4460
01/01/2012 to 12/31/2012        17.127829         20.485312        62,390.9625
01/01/2013 to 12/31/2013        20.485312         25.703294       101,004.3146
01/01/2014 to 12/31/2014        25.703294         25.914846        89,962.7334
01/01/2015 to 12/31/2015        25.914846         26.586862        78,431.6706
01/01/2016 to 12/31/2016        26.586862         26.304096        74,560.8288
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2007 to 12/31/2007        18.820644         19.012256        43,957.9671
01/01/2008 to 12/31/2008        19.012256         10.823399        38,964.7134
01/01/2009 to 12/31/2009        10.823399         14.006550        35,409.6600
01/01/2010 to 12/31/2010        14.006550         14.848034        32,443.0967
01/01/2011 to 04/29/2011        14.848034         16.571327             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.573813         5,776.5837
01/01/2009 to 12/31/2009         6.573813          8.605643        24,685.5000
01/01/2010 to 12/31/2010         8.605643          9.145106        49,193.8736
01/01/2011 to 12/31/2011         9.145106          8.404631       108,223.6557
01/01/2012 to 12/31/2012         8.404631         10.138359       101,147.1116
01/01/2013 to 04/26/2013        10.138359         10.781563             0.0000
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303             0.0000
01/01/2015 to 12/31/2015         1.036303          0.966894             0.0000
01/01/2016 to 12/31/2016         0.966894          1.060567        66,313.7846
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.791417         13.050909         354,047.1100
01/01/2010 to 12/31/2010        13.050909         13.882186         468,983.9171
01/01/2011 to 12/31/2011        13.882186         15.230028         498,093.5271
01/01/2012 to 12/31/2012        15.230028         16.405011         502,546.6561
01/01/2013 to 12/31/2013        16.405011         14.691194         463,377.5753
01/01/2014 to 12/31/2014        14.691194         14.920994         422,716.8845
01/01/2015 to 12/31/2015        14.920994         14.270235         394,345.3752
01/01/2016 to 12/31/2016        14.270235         14.787955         369,036.6178
--------------------------      ---------         ---------         ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.611070         13.388910       1,122,424.5428
01/01/2008 to 12/31/2008        13.388910         13.269677       1,836,957.9602
01/01/2009 to 12/31/2009        13.269677         15.459765       3,388,891.8900
01/01/2010 to 12/31/2010        15.459765         16.506947       2,601,342.1859
01/01/2011 to 12/31/2011        16.506947         16.810768       4,369,826.5175
01/01/2012 to 12/31/2012        16.810768         18.130822       3,621,705.7134
01/01/2013 to 12/31/2013        18.130822         17.553861       2,480,474.9718
01/01/2014 to 12/31/2014        17.553861         18.053464       1,701,994.2008
01/01/2015 to 12/31/2015        18.053464         17.821192       1,554,839.3493
01/01/2016 to 12/31/2016        17.821192         18.050091       1,388,473.9686
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.783430         10.957512          14,714.9789
01/01/2013 to 12/31/2013        10.957512         10.327163          23,172.5086
01/01/2014 to 12/31/2014        10.327163         10.964080          31,791.3097
01/01/2015 to 12/31/2015        10.964080         10.869017          30,196.5387
01/01/2016 to 12/31/2016        10.869017         10.869961          31,656.7943
--------------------------      ---------         ---------       --------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.216374         10.760741           6,487.8784
01/01/2014 to 12/31/2014        10.760741         11.539586          21,354.3745
01/01/2015 to 12/31/2015        11.539586         11.248011          26,801.5892
01/01/2016 to 12/31/2016        11.248011         11.609667          23,755.7713
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762          1.068883         864,213.2742
01/01/2013 to 12/31/2013         1.068883          1.161756       2,515,162.8295
01/01/2014 to 12/31/2014         1.161756          1.235499       2,187,907.0806
01/01/2015 to 12/31/2015         1.235499          1.208822       1,153,134.0044
01/01/2016 to 12/31/2016         1.208822          1.260662         946,990.8419
--------------------------      ---------         ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.837293         10.600545       3,031,686.8500
01/01/2010 to 12/31/2010        10.600545         11.744313       3,157,363.8325
01/01/2011 to 12/31/2011        11.744313         11.715944       3,262,408.5909
01/01/2012 to 12/31/2012        11.715944         13.049283       3,064,343.5324
01/01/2013 to 12/31/2013        13.049283         14.546415       2,761,173.7369
01/01/2014 to 12/31/2014        14.546415         15.193036       2,463,195.1784
01/01/2015 to 12/31/2015        15.193036         14.702394       2,241,202.4231
01/01/2016 to 12/31/2016        14.702394         15.351912       2,106,057.3879
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.135072      10.046366         1,164,698.6100
01/01/2010 to 12/31/2010        10.046366      11.320254         1,203,297.2382
01/01/2011 to 12/31/2011        11.320254      10.936433         1,205,631.5408
01/01/2012 to 12/31/2012        10.936433      12.417139         1,201,084.7539
01/01/2013 to 12/31/2013        12.417139      14.471865         1,265,991.1343
01/01/2014 to 12/31/2014        14.471865      15.053334         1,179,114.4909
01/01/2015 to 12/31/2015        15.053334      14.515517           998,031.9703
01/01/2016 to 12/31/2016        14.515517      15.313728           889,648.7046
--------------------------      ---------      ---------         --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        56.884355      58.235221           457,225.7942
01/01/2008 to 12/31/2008        58.235221      36.597630           428,888.4437
01/01/2009 to 12/31/2009        36.597630      42.769476           429,098.2600
01/01/2010 to 12/31/2010        42.769476      49.402240           411,027.0587
01/01/2011 to 12/31/2011        49.402240      46.809866           360,610.0337
01/01/2012 to 12/31/2012        46.809866      54.508674           317,553.3809
01/01/2013 to 12/31/2013        54.508674      71.977697           268,672.1838
01/01/2014 to 12/31/2014        71.977697      80.483634           228,419.9962
01/01/2015 to 12/31/2015        80.483634      76.595331           208,388.7533
01/01/2016 to 12/31/2016        76.595331      87.660534           179,820.2522
--------------------------      ---------      ---------         --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2007 to 12/31/2007        58.591262      54.338029             6,999.5712
01/01/2008 to 12/31/2008        54.338029      32.878766             6,193.7395
01/01/2009 to 12/31/2009        32.878766      42.129339             5,489.3200
01/01/2010 to 04/30/2010        42.129339      45.025051                 0.0000
--------------------------      ---------      ---------         --------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.228676      19.803643            17,265.8621
01/01/2008 to 12/31/2008        19.803643      10.899186            18,313.6563
01/01/2009 to 12/31/2009        10.899186      13.112987            21,864.5000
01/01/2010 to 12/31/2010        13.112987      13.831744            23,529.9071
01/01/2011 to 12/31/2011        13.831744      10.904646            22,923.7016
01/01/2012 to 12/31/2012        10.904646      12.847646            14,354.6929
01/01/2013 to 12/31/2013        12.847646      14.601457           201,491.0416
01/01/2014 to 12/31/2014        14.601457      13.931004           240,721.1247
01/01/2015 to 12/31/2015        13.931004      13.452671           154,633.7100
01/01/2016 to 12/31/2016        13.452671      13.949597           126,195.3264
--------------------------      ---------      ---------         --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

04/29/2013 to 12/31/2013        17.065581      16.366043            24,707.0658
01/01/2014 to 12/31/2014        16.366043      17.036667            34,996.6086
01/01/2015 to 12/31/2015        17.036667      16.807150            27,630.7225
01/01/2016 to 12/31/2016        16.807150      16.936216            25,228.5556
--------------------------      ---------      ---------         --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        47.501189         49.707922          77,243.1931
01/01/2008 to 12/31/2008        49.707922         47.265989          72,186.6628
01/01/2009 to 12/31/2009        47.265989         50.940114          90,883.4000
01/01/2010 to 12/31/2010        50.940114         54.339551         120,265.8542
01/01/2011 to 12/31/2011        54.339551         57.021060         130,872.4351
01/01/2012 to 12/31/2012        57.021060         60.378957         123,226.8025
01/01/2013 to 12/31/2013        60.378957         58.998545         126,054.4856
01/01/2014 to 12/31/2014        58.998545         62.202337         118,651.5617
01/01/2015 to 12/31/2015        62.202337         61.608162         111,848.1872
01/01/2016 to 12/31/2016        61.608162         62.554986         102,498.3911
--------------------------      ---------         ---------         ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.129750         11.520590             644.7500
01/01/2010 to 12/31/2010        11.520590         13.625764           6,047.7271
01/01/2011 to 12/31/2011        13.625764         12.246868          10,303.1263
01/01/2012 to 12/31/2012        12.246868         13.825231           9,848.3503
01/01/2013 to 12/31/2013        13.825231         18.316513          17,696.2375
01/01/2014 to 12/31/2014        18.316513         19.688662          17,634.2638
01/01/2015 to 12/31/2015        19.688662         20.654655          15,582.5290
01/01/2016 to 12/31/2016        20.654655         20.405264          15,505.2098
--------------------------      ---------         ---------         ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

04/30/2007 to 12/31/2007        15.763356         16.500598               0.0000
01/01/2008 to 12/31/2008        16.500598          9.341744               0.0000
01/01/2009 to 05/01/2009         9.341744          8.887754               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.417463         10.777221         517,884.4061
01/01/2008 to 12/31/2008        10.777221         10.914141       1,219,381.8091
01/01/2009 to 12/31/2009        10.914141         10.800453       1,108,920.4500
01/01/2010 to 12/31/2010        10.800453         10.660952         791,077.1149
01/01/2011 to 12/31/2011        10.660952         10.523629         722,672.9733
01/01/2012 to 12/31/2012        10.523629         10.386964         703,985.3055
01/01/2013 to 12/31/2013        10.386964         10.252804         810,018.4087
01/01/2014 to 12/31/2014        10.252804         10.120377         460,779.3826
01/01/2015 to 12/31/2015        10.120377          9.989661         360,977.5767
01/01/2016 to 12/31/2016         9.989661          9.871691         326,747.5581
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.905780         13.089520         417,221.2410
01/01/2008 to 12/31/2008        13.089520          8.198138         409,304.1269
01/01/2009 to 12/31/2009         8.198138         11.293795         442,216.3200
01/01/2010 to 12/31/2010        11.293795         12.409247         411,348.6585
01/01/2011 to 12/31/2011        12.409247         12.276458         355,159.3390
01/01/2012 to 12/31/2012        12.276458         14.002167         545,620.2428
01/01/2013 to 12/31/2013        14.002167         18.898229         497,005.9457
01/01/2014 to 12/31/2014        18.898229         20.285133         400,668.1043
01/01/2015 to 12/31/2015        20.285133         22.133484         346,682.2868
01/01/2016 to 12/31/2016        22.133484         21.819252         323,687.6804
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         9.190873         10.367771       537,140.6796
01/01/2008 to 12/31/2008        10.367771          5.532204       510,814.1805
01/01/2009 to 12/31/2009         5.532204          7.847238       458,516.6000
01/01/2010 to 12/31/2010         7.847238          8.473780       442,541.7263
01/01/2011 to 12/31/2011         8.473780          8.249075       394,919.7415
01/01/2012 to 04/27/2012         8.249075          9.283200             0.0000
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

04/30/2007 to 12/31/2007        11.631007         11.251048       214,120.8363
01/01/2008 to 12/31/2008        11.251048          6.517750       218,660.9626
01/01/2009 to 12/31/2009         6.517750          8.342795       212,467.5500
01/01/2010 to 12/31/2010         8.342795         10.816575       194,627.1212
01/01/2011 to 12/31/2011        10.816575         10.970270       185,371.8803
01/01/2012 to 12/31/2012        10.970270         12.007454       152,177.7396
01/01/2013 to 12/31/2013        12.007454         17.586589       115,891.9172
01/01/2014 to 12/31/2014        17.586589         17.521696       102,585.8969
01/01/2015 to 12/31/2015        17.521696         17.542225        90,100.2922
01/01/2016 to 12/31/2016        17.542225         18.362770        80,374.9168
--------------------------      ---------         ---------       ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        10.718625         14.281201         8,620.2200
01/01/2010 to 12/31/2010        14.281201         17.281226         8,605.4646
01/01/2011 to 12/31/2011        17.281226         14.286034        33,564.7410
01/01/2012 to 12/31/2012        14.286034         16.625196        22,684.1041
01/01/2013 to 12/31/2013        16.625196         20.940119        21,070.1712
01/01/2014 to 12/31/2014        20.940119         19.285912        24,338.1487
01/01/2015 to 12/31/2015        19.285912         20.132407        24,304.3065
01/01/2016 to 12/31/2016        20.132407         21.030225        17,871.7156
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        55.677164         56.810608        33,214.0376
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))

01/01/2007 to 12/31/2007        19.948784         20.675226         1,840.8951
01/01/2008 to 12/31/2008        20.675226         13.706280         3,276.8055
01/01/2009 to 12/31/2009        13.706280         16.760730       145,024.2600
01/01/2010 to 12/31/2010        16.760730         19.228180       145,301.6829
01/01/2011 to 12/31/2011        19.228180         18.117226       136,373.2185
01/01/2012 to 12/31/2012        18.117226         19.775851       115,661.6843
01/01/2013 to 12/31/2013        19.775851         25.977140        98,809.4714
01/01/2014 to 12/31/2014        25.977140         28.502585        83,797.3055
01/01/2015 to 12/31/2015        28.502585         28.152235        73,241.3587
01/01/2016 to 04/29/2016        28.152235         28.346606             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        12.892189         12.683697       422,392.8319
01/01/2008 to 12/31/2008        12.683697          7.460889       388,134.6867
01/01/2009 to 05/01/2009         7.460889          7.379561             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        14.652624         15.103332        1,289,026.3185
01/01/2008 to 12/31/2008        15.103332          9.025430        1,272,192.9266
01/01/2009 to 12/31/2009         9.025430         11.744348        1,345,709.7400
01/01/2010 to 12/31/2010        11.744348         12.962618        1,563,307.0915
01/01/2011 to 12/31/2011        12.962618         12.260793        1,170,765.0988
01/01/2012 to 12/31/2012        12.260793         13.638720        1,063,171.7343
01/01/2013 to 12/31/2013        13.638720         17.976382        1,008,459.8663
01/01/2014 to 12/31/2014        17.976382         19.597857          869,054.2894
01/01/2015 to 12/31/2015        19.597857         19.783193          673,372.0791
01/01/2016 to 12/31/2016        19.783193         20.924343          591,154.4588
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.138773         14.428629           93,763.6618
01/01/2015 to 12/31/2015        14.428629         14.158877           90,078.0584
01/01/2016 to 12/31/2016        14.158877         14.609129          108,604.5096
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.522958         14.939452        6,100,832.4826
01/01/2015 to 12/31/2015        14.939452         14.588222        5,229,165.7499
01/01/2016 to 12/31/2016        14.588222         15.276432        4,724,666.4652
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.183762         11.691964          800,555.5716
01/01/2008 to 12/31/2008        11.691964          9.157310        1,459,289.2595
01/01/2009 to 12/31/2009         9.157310         11.109695        2,334,215.5600
01/01/2010 to 12/31/2010        11.109695         12.161825        2,740,538.5835
01/01/2011 to 12/31/2011        12.161825         12.218191        2,925,213.1822
01/01/2012 to 12/31/2012        12.218191         13.375464        2,824,903.5159
01/01/2013 to 12/31/2013        13.375464         14.401451        2,245,304.8176
01/01/2014 to 04/25/2014        14.401451         14.524510                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.630632         12.192163        2,292,187.4525
01/01/2008 to 12/31/2008        12.192163          8.854726        3,036,575.9505
01/01/2009 to 12/31/2009         8.854726         11.020404        3,870,580.0800
01/01/2010 to 12/31/2010        11.020404         12.226944        4,641,933.6354
01/01/2011 to 12/31/2011        12.226944         12.055244        4,757,301.0599
01/01/2012 to 12/31/2012        12.055244         13.373515        4,563,756.9413
01/01/2013 to 12/31/2013        13.373515         15.078692        4,404,433.0490
01/01/2014 to 04/25/2014        15.078692         15.150236                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.464132         16.028157       13,854,808.1444
01/01/2015 to 12/31/2015        16.028157         15.620560       12,690,271.6064
01/01/2016 to 12/31/2016        15.620560         16.514354       11,529,251.7063
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.152378         12.580234        5,298,829.1487
01/01/2008 to 12/31/2008        12.580234          8.451645       12,103,070.9155
01/01/2009 to 12/31/2009         8.451645         10.706411       14,973,177.8600
01/01/2010 to 12/31/2010        10.706411         12.003908       16,550,276.5524
01/01/2011 to 12/31/2011        12.003908         11.647420       16,989,816.7331
01/01/2012 to 12/31/2012        11.647420         13.097782       16,300,284.3794
01/01/2013 to 12/31/2013        13.097782         15.439211       15,113,912.2201
01/01/2014 to 04/25/2014        15.439211         15.465784                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.941182         16.617936       11,420,575.8948
01/01/2015 to 12/31/2015        16.617936         16.125078       10,315,298.3003
01/01/2016 to 12/31/2016        16.125078         17.212553        9,252,573.0605
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.813215         13.241565        7,008,703.4306
01/01/2008 to 12/31/2008        13.241565          8.120740       14,788,093.7682
01/01/2009 to 12/31/2009         8.120740         10.428495       15,338,430.2500
01/01/2010 to 12/31/2010        10.428495         11.888337       14,568,943.4534
01/01/2011 to 12/31/2011        11.888337         11.280553       13,717,285.7434
01/01/2012 to 12/31/2012        11.280553         12.884423       12,456,807.1299
01/01/2013 to 12/31/2013        12.884423         16.013844       12,676,191.6422
01/01/2014 to 04/25/2014        16.013844         15.954170                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998575          7.038489          417,605.7008
01/01/2009 to 12/31/2009         7.038489          8.931219        1,251,328.9000
01/01/2010 to 12/31/2010         8.931219          9.701527        1,364,370.0984
01/01/2011 to 12/31/2011         9.701527          9.407894        1,357,682.8017
01/01/2012 to 12/31/2012         9.407894         10.783002        1,296,829.1911
01/01/2013 to 04/26/2013        10.783002         11.612168                0.0000
--------------------------      ---------         ---------       ---------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        45.644853         46.907209          131,177.4256
01/01/2008 to 12/31/2008        46.907209         35.952599          122,762.3213
01/01/2009 to 12/31/2009        35.952599         41.983902          123,914.6900
01/01/2010 to 12/31/2010        41.983902         45.502285          133,180.9153
01/01/2011 to 12/31/2011        45.502285         45.885492          121,812.8118
01/01/2012 to 12/31/2012        45.885492         50.411416          109,698.1156
01/01/2013 to 12/31/2013        50.411416         59.065284           96,161.8251
01/01/2014 to 12/31/2014        59.065284         63.178641           85,528.7846
01/01/2015 to 12/31/2015        63.178641         62.113449           75,666.2664
01/01/2016 to 12/31/2016        62.113449         66.781988           68,610.5821
--------------------------      ---------         ---------       ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.139546         11.263068            3,172.7078
01/01/2009 to 12/31/2009        11.263068         13.406135           29,054.9700
01/01/2010 to 12/31/2010        13.406135         14.712416          111,827.3428
01/01/2011 to 12/31/2011        14.712416         14.615581          136,323.9431
01/01/2012 to 12/31/2012        14.615581         16.779960          136,060.3641
01/01/2013 to 12/31/2013        16.779960         22.424400          488,142.6052
01/01/2014 to 12/31/2014        22.424400         24.472630          449,829.2883
01/01/2015 to 12/31/2015        24.472630         24.068496          412,863.3288
01/01/2016 to 12/31/2016        24.068496         27.106389          374,556.9102
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.604697        70,591.0452
01/01/2009 to 12/31/2009         6.604697          8.141697       370,610.8500
01/01/2010 to 12/31/2010         8.141697          8.922471       652,603.8249
01/01/2011 to 12/31/2011         8.922471          8.759302       764,814.1768
01/01/2012 to 12/31/2012         8.759302          9.848736       698,590.2703
01/01/2013 to 04/26/2013         9.848736         10.791833             0.0000
--------------------------       --------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.331335         25.406323        93,561.1088
01/01/2014 to 12/31/2014        25.406323         25.002832        81,110.6111
01/01/2015 to 12/31/2015        25.002832         24.773678        70,172.8203
01/01/2016 to 12/31/2016        24.773678         28.951791        63,752.2491
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        18.171642         19.761608             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT PIONEER MID-
 CAP VALUE SUB-ACCOUNT (CLASS A))

01/01/2007 to 04/27/2007        12.093953         13.363463             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.746898         15.756529       131,278.2056
01/01/2008 to 12/31/2008        15.756529          9.595726       153,906.5093
01/01/2009 to 12/31/2009         9.595726         12.953774       152,000.2600
01/01/2010 to 12/31/2010        12.953774         15.709433       142,323.9004
01/01/2011 to 12/31/2011        15.709433         14.688795       126,179.1685
01/01/2012 to 12/31/2012        14.688795         15.264435       122,573.7035
01/01/2013 to 04/26/2013        15.264435         16.556111             0.0000
--------------------------      ---------         ---------       ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        15.934533         18.854763        23,302.8975
01/01/2011 to 12/31/2011        18.854763         15.508279        35,580.0950
01/01/2012 to 12/31/2012        15.508279         15.701587        38,479.6942
01/01/2013 to 12/31/2013        15.701587         17.165667        20,598.5399
01/01/2014 to 12/31/2014        17.165667         13.754473        24,458.8435
01/01/2015 to 12/31/2015        13.754473          9.129253        21,169.1613
01/01/2016 to 12/31/2016         9.129253         12.952943        18,765.9939
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        32.257231         33.512779         5,945.7737
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2007 to 12/31/2007        19.075652         20.079392         1,103.7190
01/01/2008 to 12/31/2008        20.079392         17.690409         1,724.1334
01/01/2009 to 12/31/2009        17.690409         23.239747         6,778.1500
01/01/2010 to 12/31/2010        23.239747         25.732673        14,587.6628
01/01/2011 to 12/31/2011        25.732673         26.322918        13,168.1152
01/01/2012 to 12/31/2012        26.322918         29.001521        11,142.3231
01/01/2013 to 12/31/2013        29.001521         29.069147        10,595.5134
01/01/2014 to 12/31/2014        29.069147         30.008916         9,892.0150
01/01/2015 to 12/31/2015        30.008916         29.237538         8,199.1994
01/01/2016 to 04/29/2016        29.237538         29.999237             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        30.643757         31.805345       217,544.3923
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S
VALUE SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007     16.209510         17.276167                0.0000
--------------------------   ---------         ---------                ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007     18.571397         19.530893          703,520.1220
01/01/2008 to 12/31/2008     19.530893         15.691614          632,855.7845
01/01/2009 to 12/31/2009     15.691614         21.184702          612,561.6200
01/01/2010 to 12/31/2010     21.184702         23.622434          587,544.1006
01/01/2011 to 12/31/2011     23.622434         24.357741          519,164.0967
01/01/2012 to 12/31/2012     24.357741         27.154250          463,516.9708
01/01/2013 to 12/31/2013     27.154250         28.942193          334,692.1121
01/01/2014 to 12/31/2014     28.942193         29.947945          285,075.5190
01/01/2015 to 12/31/2015     29.947945         28.918367          250,711.1221
01/01/2016 to 04/29/2016     28.918367         29.807092                0.0000
--------------------------   ---------         ---------          ------------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2007 to 12/31/2007     16.226421         16.526295          194,003.6416
01/01/2008 to 12/31/2008     16.526295         11.232259          168,819.5194
01/01/2009 to 12/31/2009     11.232259         14.130637          139,289.2600
01/01/2010 to 12/31/2010     14.130637         15.706597          125,500.4311
01/01/2011 to 12/31/2011     15.706597         15.802055          106,421.4068
01/01/2012 to 12/31/2012     15.802055         18.607861           87,978.6670
01/01/2013 to 12/31/2013     18.607861         24.321573           72,563.4445
01/01/2014 to 12/31/2014     24.321573         27.046904           61,102.9386
01/01/2015 to 12/31/2015     27.046904         25.885223           54,461.8799
01/01/2016 to 12/31/2016     25.885223         29.037045           49,853.5334

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Brighthouse Funds Trust I (formerly Met Investors Series Trust): T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008); (e) Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust
II: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Brighthouse Funds Trust I: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and Brighthouse Funds Trust I: J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Brighthouse Funds Trust II: Met/Putnam Voyager Portfolio merged into Brighthouse Funds Trust II: Jennison Growth Portfolio; and Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS(R) Investors Trust Series (closed effective May 1, 2003) merged into Brighthouse Funds Trust I:
Legg Mason Value Equity Portfolio (Class B).

APPENDIX A

Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Brighthouse Funds Trust I: Lord Abbett America's Value Portfolio (Class B) of merged into Brighthouse Funds Trust I:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B); (b) Brighthouse Funds Trust I: Pioneer Mid-Cap Value Portfolio (Class A) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B); and (c) Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).



Effective as of April 29, 2013:



o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B); and


o Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Met/


  Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014:



o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B)



Effective as of May 1, 2016:



o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/


     Wellington Core Equity Opportunities Portfolio (Class A); and



o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into Brighthouse Funds Trust II: Western


     Asset Management Strategic Bond Opportunities Portfolio (Class A).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST) (CLASS B)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (formerly MetLife Asset Allocation 100
 Portfolio)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (formerly MetLife Balanced Plus Portfolio)   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (formerly Met/Aberdeen
 Emerging Markets Equity Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (formerly Met/Franklin      seeking preservation of shareholders' capital.
 Low Duration Total Return Portfolio)
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio# (formerly Met/Templeton           appreciation and growth of income.
 International Bond Portfolio)
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio (formerly Met/
 Wellington Large Cap Research Portfolio)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              Company
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          Company
 American Funds Growth Fund                   Capital Research and Management
                                              Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST) (CLASS B)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio                         Subadviser: Allianz Global Investors
                                              U.S. LLC
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (formerly MetLife Asset Allocation 100
 Portfolio)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (formerly MetLife Balanced Plus Portfolio)   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (formerly Met/Aberdeen      Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)           Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (formerly Met/Franklin      Subadviser: Franklin Advisers, Inc.
 Low Duration Total Return Portfolio)
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio# (formerly Met/Templeton           Subadviser: Franklin Advisers, Inc.
 International Bond Portfolio)
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio (formerly Met/            Subadviser: Wellington Management
 Wellington Large Cap Research Portfolio)     Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Invesco Mid Cap Value Portfolio             Seeks high total return by investing in equity
                                             securities of mid-sized companies.
 JPMorgan Global Active Allocation           Seeks capital appreciation and current
 Portfolio                                   income.
 JPMorgan Small Cap Value Portfolio          Seeks long-term capital growth.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio                                   and current income, with a greater emphasis
                                             on growth of capital.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio         Seeks capital appreciation.
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio                Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
                                             consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
                                             income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                   Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
                                             investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B) (formerly MetLife Asset           growth of capital as a secondary objective.
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B) (formerly MetLife Asset           and growth of capital, with a greater
 Allocation 40 Portfolio)                    emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B) (formerly MetLife Asset           current income and growth of capital, with a
 Allocation 60 Portfolio)                    greater emphasis on growth of capital.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Invesco Mid Cap Value Portfolio             Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation           Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: J.P. Morgan Investment
                                             Management Inc.
 JPMorgan Small Cap Value Portfolio          Brighthouse Investment Advisers, LLC
                                             Subadviser: J.P. Morgan Investment
                                             Management Inc.
 MetLife Multi-Index Targeted Risk           Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Morgan Stanley Investment
                                             Management Inc.
 Oppenheimer Global Equity Portfolio         Brighthouse Investment Advisers, LLC
                                             Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio                Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      Brighthouse Investment Advisers, LLC
                                             Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           Brighthouse Investment Advisers, LLC
                                             Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      Brighthouse Investment Advisers, LLC
                                             Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                   Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 60 Portfolio)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)           over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity        appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G) (formerly Barclays Aggregate      Bloomberg Barclays U.S. Aggregate Bond
 Bond Index Portfolio)                       Index.
 MFS(R) Total Return Portfolio (Class B)     Seeks a favorable total return through
                                             investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)# (formerly Van Eck      income as a secondary consideration.
 Global Natural Resources Portfolio)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)           Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity        Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G) (formerly Barclays Aggregate      Subadviser: MetLife Investment Advisors,
 Bond Index Portfolio)                       LLC
 MFS(R) Total Return Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)# (formerly Van Eck      Subadviser: Van Eck Associates Corporation
 Global Natural Resources Portfolio)
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other

Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")

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APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The Income Base is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


           (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


           (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB RIDER. When you elect to receive Annuity Payments under the GMIB, you have your choice of two fixed Annuity Options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:


o The date you elect to receive Annuity Payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;

     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or


o  Change of the Owner, for any reason, unless we otherwise agree.



BLIC currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."

APPENDIX E

LIFETIME INCOME SOLUTION EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution. (These examples use the annual increase rate for the LIS Plus II rider, 5%. If a contract was issued with certain versions of the LIS Plus I rider, the annual increase rate is 6% instead of 5%. See "Living
Benefits -- Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






  (In contrast to the LIS Plus II rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus II, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






  With the LIS Plus II, the Income Base is applied to special, conservative LIS
        Plus II annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the LIS Plus II, you will have paid for the LIS Plus II although it was never used.

[GRAPHIC APPEARS HERE]






(5)   The Guaranteed Principal Option -- LIS Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


3) LIS Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.


[GRAPHIC APPEARS HERE]





  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- LIS Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The LIS Plus II rider charge may reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The LIS Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]





(7) Required Minimum Distribution Examples -- LIS Plus II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);



   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract

         Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (b) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August
        2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


   If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


   Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      This page intentionally left blank.

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000






     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the

Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F. How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H. Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000





     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

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APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2017              $100,000
   B    Account Value                                  9/1/2018              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2018           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2019              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2019              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2019              $  9,000
   G    Percentage Reduction in Account                9/2/2019                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2019              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2019           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2019              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2017              $100,000
   B    Account Value                                       9/1/2018              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2018           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2019              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2019              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2019              $  9,000
   G    Percentage Reduction in Account                     9/2/2019                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2019              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2019           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2019              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2017             $100,000
    B    Account Value                           9/1/2018 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2018             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2018             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2018          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2019 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2019             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2019          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2019             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2019             $  9,000
    G    Percentage Reduction in Account                 9/2/2019                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2019             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2019          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2019          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2019             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.


(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II



The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:

     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



 (1) the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);



 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.



     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------



If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)



     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------



If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------



Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).



     (iv) No Withdrawals
          --------------



If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C



                                      AND



                       BRIGHTHOUSE LIFE INSURANCE COMPANY



                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED MAY 1, 2017, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2017.


SAI-0517MOVAAAB
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    4
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    6
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    7
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    8
  Variable Annuity.........................................    8
  Fixed Annuity............................................    9
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   13
  Class VA.................................................   13
  Class AA.................................................   97
  Class B..................................................  184
  FINANCIAL STATEMENTS.....................................  266

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse

Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at

11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:





                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2016            $568,161,672              $0
  2015            $568,720,128              $0
  2014            $463,545,565              $0



Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2016 ranged from $1,469 to $13,185,322.* The amount of commissions paid to selected selling firms during 2016 ranged from $4,059 to $44,666,849. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2016 ranged from $7,831 to $66,151,990.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) and Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc.
AXA Network LLC

BBVA Compass Investment Solutions, Inc.

Cambridge Investment Research

Capital Investments Group, Inc.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.

Citizens Securities

Commonwealth Financial Network

Community America Financial Solutions, LLC
CUNA Brokerage Services

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.

First Heartland Capital, Inc.

Founders Financial Securities, LLC

FSC Securities Corporation
H. D. Vest Investment Services, Inc.
Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates

Merrill Lynch, Inc.

MetLife Securities, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC

PFS Investments Inc.

ProEquities, Inc.

Raymond James & Associates, Inc.
RBC Wealth Management

Sigma Financial Corporation
Signator Financial Services, Inc.

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.

U.S. Bancorp Investments, Inc.

UBS Financial Services, Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected.

The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:



 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2016. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


CLASS VA




                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.219284          10.568199          9,872.4945
01/01/2013 to 12/31/2013         10.568199          11.582847         19,659.1276
01/01/2014 to 12/31/2014         11.582847          12.261112         15,462.5411
01/01/2015 to 12/31/2015         12.261112          12.160685         14,536.0810
01/01/2016 to 12/31/2016         12.160685          12.422836         42,967.8487
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996850           1.040408              0.0000
01/01/2015 to 12/31/2015          1.040408           1.015852              0.0000
01/01/2016 to 12/31/2016          1.015852           1.021713              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008465           7.011667        109,776.8648
01/01/2009 to 12/31/2009          7.011667           8.941853        365,651.4700
01/01/2010 to 12/31/2010          8.941853           9.889880        514,685.6801
01/01/2011 to 12/31/2011          9.889880           9.545193        570,881.0633
01/01/2012 to 12/31/2012          9.545193          10.685140        553,826.7001
01/01/2013 to 12/31/2013         10.685140          12.489271        462,215.0924
01/01/2014 to 12/31/2014         12.489271          13.060633        503,087.9344
01/01/2015 to 12/31/2015         13.060633          12.788193        488,052.8475
01/01/2016 to 12/31/2016         12.788193          13.595256        561,371.6273
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998466           6.359814         86,154.4539
01/01/2009 to 12/31/2009          6.359814           8.406163        324,996.1000
01/01/2010 to 12/31/2010          8.406163           9.407014        406,660.5433
01/01/2011 to 12/31/2011          9.407014           8.837455        386,230.4869
01/01/2012 to 12/31/2012          8.837455          10.122028        417,351.8192
01/01/2013 to 12/31/2013         10.122028          12.487463        301,881.4066
01/01/2014 to 12/31/2014         12.487463          13.100436        276,165.2396
01/01/2015 to 12/31/2015         13.100436          12.820674        267,650.2691
01/01/2016 to 12/31/2016         12.820674          13.775033        297,849.9455
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988466           5.759683          6,724.7554
01/01/2009 to 12/31/2009          5.759683           7.888359         32,550.8800
01/01/2010 to 12/31/2010          7.888359           9.204295         47,993.9420
01/01/2011 to 12/31/2011          9.204295           8.658934         31,246.2468
01/01/2012 to 12/31/2012          8.658934          10.024592         30,241.9107
01/01/2013 to 12/31/2013         10.024592          12.829618         30,509.1342
01/01/2014 to 12/31/2014         12.829618          13.686586         29,701.6402
01/01/2015 to 12/31/2015         13.686586          14.372409         31,539.0517
01/01/2016 to 12/31/2016         14.372409          15.462206         29,225.9238
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018465           7.685380           78,370.5567
01/01/2009 to 12/31/2009          7.685380           9.351642          125,985.2400
01/01/2010 to 12/31/2010          9.351642          10.135248          195,172.1714
01/01/2011 to 12/31/2011         10.135248          10.013751          172,156.6061
01/01/2012 to 12/31/2012         10.013751          10.944060          195,774.4650
01/01/2013 to 12/31/2013         10.944060          12.251046          157,082.3929
01/01/2014 to 12/31/2014         12.251046          12.816991          193,689.1529
01/01/2015 to 12/31/2015         12.816991          12.547047          259,639.3694
01/01/2016 to 12/31/2016         12.547047          13.240317          247,024.1120
--------------------------       ---------          ---------          ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.153421          11.560958           78,687.2378
01/01/2013 to 12/31/2013         11.560958          11.013615           64,229.5813
01/01/2014 to 12/31/2014         11.013615          11.294663           54,908.8288
01/01/2015 to 12/31/2015         11.294663          10.071399           80,579.4510
01/01/2016 to 12/31/2016         10.071399          10.821342           75,737.7857
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.974236          10.297225           65,814.7992
01/01/2013 to 12/31/2013         10.297225          11.200807           84,971.8824
01/01/2014 to 12/31/2014         11.200807          11.698501           83,056.3491
01/01/2015 to 12/31/2015         11.698501          11.523323           71,338.4715
01/01/2016 to 12/31/2016         11.523323          11.866670           61,802.6802
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.813285          12.577648              699.9205
01/01/2009 to 12/31/2009         12.577648          18.188601            5,115.8100
01/01/2010 to 12/31/2010         18.188601          20.764713            5,191.6772
01/01/2011 to 12/31/2011         20.764713          20.956683           11,424.5807
01/01/2012 to 12/31/2012         20.956683          24.082343           14,688.6481
01/01/2013 to 12/31/2013         24.082343          25.963982           22,954.9073
01/01/2014 to 12/31/2014         25.963982          26.446703           21,964.1523
01/01/2015 to 12/31/2015         26.446703          25.023573           21,442.2809
01/01/2016 to 12/31/2016         25.023573          28.124895           20,586.6809
--------------------------       ---------          ---------          ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.451786          16.301648          962,662.9505
01/01/2008 to 12/31/2008         16.301648           9.375546          898,902.5035
01/01/2009 to 12/31/2009          9.375546          12.456502          850,762.0600
01/01/2010 to 12/31/2010         12.456502          14.261852          725,773.5792
01/01/2011 to 12/31/2011         14.261852          13.278301          627,471.1486
01/01/2012 to 12/31/2012         13.278301          16.495575          566,014.5596
01/01/2013 to 12/31/2013         16.495575          16.842986          516,133.9085
01/01/2014 to 12/31/2014         16.842986          18.812389          476,973.5960
01/01/2015 to 12/31/2015         18.812389          18.290851          430,967.1818
01/01/2016 to 12/31/2016         18.290851          18.194191          390,621.5516
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          7.790114           7.855354        3,569,204.5839
01/01/2008 to 12/31/2008          7.855354           4.720908        3,194,091.4869
01/01/2009 to 12/31/2009          4.720908           6.189734        2,925,895.0400
01/01/2010 to 12/31/2010          6.189734           7.555612        2,519,223.1312
01/01/2011 to 12/31/2011          7.555612           7.692749        3,247,343.5164
01/01/2012 to 12/31/2012          7.692749           8.989117        2,874,047.2420
01/01/2013 to 12/31/2013          8.989117          12.906402        2,340,718.2792
01/01/2014 to 12/31/2014         12.906402          15.131470        2,154,270.2554
01/01/2015 to 12/31/2015         15.131470          14.318818        1,936,931.5390
01/01/2016 to 12/31/2016         14.318818          14.498235        1,629,901.0051
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010        151.198798         155.491489                0.0000
01/01/2011 to 12/31/2011        155.491489         141.764919                0.0000
01/01/2012 to 12/31/2012        141.764919         171.257403               28.3625
01/01/2013 to 12/31/2013        171.257403         217.489397               28.1595
01/01/2014 to 04/25/2014        217.489397         226.473177                0.0000
--------------------------      ----------         ----------               -------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.167932          10.361388        1,673,293.9561
01/01/2008 to 12/31/2008         10.361388           4.636803        1,882,751.0198
01/01/2009 to 12/31/2009          4.636803           6.308458        1,900,175.9400
01/01/2010 to 12/31/2010          6.308458           6.677074        1,705,574.4558
01/01/2011 to 04/29/2011          6.677074           7.099800                0.0000
--------------------------      ----------         ----------        --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.157506          15.408438           39,968.1001
01/01/2008 to 12/31/2008         15.408438           9.712362           32,345.9546
01/01/2009 to 12/31/2009          9.712362          12.671078           26,852.9200
01/01/2010 to 12/31/2010         12.671078          15.522834           23,568.6371
01/01/2011 to 12/31/2011         15.522834          14.344111           20,780.9140
01/01/2012 to 12/31/2012         14.344111          16.706235           20,509.5775
01/01/2013 to 12/31/2013         16.706235          21.852881           17,142.4750
01/01/2014 to 12/31/2014         21.852881          24.399781           14,719.6741
01/01/2015 to 12/31/2015         24.399781          21.866545           14,256.8376
01/01/2016 to 12/31/2016         21.866545          24.405211           12,910.3515
--------------------------      ----------         ----------        --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.997636          19.497553          151,971.3724
01/01/2008 to 12/31/2008         19.497553          11.365303          136,861.5043
01/01/2009 to 12/31/2009         11.365303          17.378314          114,273.2400
01/01/2010 to 12/31/2010         17.378314          19.950688          100,704.2470
01/01/2011 to 12/31/2011         19.950688          16.869197           88,717.7682
01/01/2012 to 12/31/2012         16.869197          21.499286           78,540.5291
01/01/2013 to 12/31/2013         21.499286          27.664415           66,076.5112
01/01/2014 to 12/31/2014         27.664415          25.700308           64,152.9512
01/01/2015 to 12/31/2015         25.700308          24.196994           61,824.2250
01/01/2016 to 12/31/2016         24.196994          25.811840           60,112.6250
--------------------------      ----------         ----------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010713           1.047990          861,995.8827
01/01/2013 to 12/31/2013          1.047990           1.052652        1,479,332.1236
01/01/2014 to 12/31/2014          1.052652           1.095947        1,111,795.1038
01/01/2015 to 12/31/2015          1.095947           1.035267        1,017,535.9507
01/01/2016 to 12/31/2016          1.035267           1.140487          691,093.1675
--------------------------      ----------         ----------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.989012          11.526833          562,462.6008
01/01/2008 to 12/31/2008         11.526833           7.284283          479,137.1863
01/01/2009 to 12/31/2009          7.284283           9.091671          470,628.1100
01/01/2010 to 12/31/2010          9.091671          10.297003          429,712.7986
01/01/2011 to 12/31/2011         10.297003          10.003552          372,244.5892
01/01/2012 to 12/31/2012         10.003552          11.682023          331,441.2073
01/01/2013 to 12/31/2013         11.682023          15.596276          312,727.9147
01/01/2014 to 12/31/2014         15.596276          16.811629          289,063.5138
01/01/2015 to 12/31/2015         16.811629          15.588040          270,307.7552
01/01/2016 to 12/31/2016         15.588040          18.030259          253,254.6920
--------------------------      ----------         ----------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         25.410560          16.742026        1,991,599.9433
01/01/2009 to 12/31/2009         16.742026          20.889916        1,789,583.2400
01/01/2010 to 12/31/2010         20.889916          25.858287        1,544,524.0034
01/01/2011 to 12/31/2011         25.858287          24.556513        1,324,837.8687
01/01/2012 to 12/31/2012         24.556513          27.772107        1,184,827.2736
01/01/2013 to 12/31/2013         27.772107          35.685485        1,010,159.8372
01/01/2014 to 12/31/2014         35.685485          38.582772          890,433.1187
01/01/2015 to 12/31/2015         38.582772          34.629296          797,379.7505
01/01/2016 to 12/31/2016         34.629296          39.442229          735,351.4305
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.638413          16.031837        1,056,076.1624
01/01/2008 to 12/31/2008         16.031837           9.685902          952,948.0137
01/01/2009 to 12/31/2009          9.685902          12.781463          878,594.9100
01/01/2010 to 12/31/2010         12.781463          15.903943          759,858.0978
01/01/2011 to 12/31/2011         15.903943          15.513737          627,042.4898
01/01/2012 to 12/31/2012         15.513737          18.085742          546,323.4669
01/01/2013 to 12/31/2013         18.085742          24.999529          462,742.8333
01/01/2014 to 12/31/2014         24.999529          26.602162          404,900.3018
01/01/2015 to 12/31/2015         26.602162          25.783820          361,360.2311
01/01/2016 to 12/31/2016         25.783820          28.332665          330,949.9033
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.233089          10.685407            2,393.9808
01/01/2014 to 12/31/2014         10.685407          11.073389            4,259.6424
01/01/2015 to 12/31/2015         11.073389          10.972178            7,107.6854
01/01/2016 to 12/31/2016         10.972178          11.060906            6,409.9163
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038464           8.952370            1,463.5345
01/01/2009 to 12/31/2009          8.952370           9.898027            1,457.3300
01/01/2010 to 12/31/2010          9.898027          10.355895            1,451.5746
01/01/2011 to 12/31/2011         10.355895          10.803464            1,445.9956
01/01/2012 to 12/31/2012         10.803464          11.176171            3,164.2089
01/01/2013 to 04/26/2013         11.176171          11.147420                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036           46,916.3142
01/01/2013 to 12/31/2013          1.050036           1.149200          123,147.5952
01/01/2014 to 12/31/2014          1.149200           1.212274          147,803.8773
01/01/2015 to 12/31/2015          1.212274           1.206111          420,917.6996
01/01/2016 to 12/31/2016          1.206111           1.223869          586,679.7317
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.339483          13.034716            6,056.4294
01/01/2008 to 12/31/2008         13.034716           7.806924            1,767.5427
01/01/2009 to 12/31/2009          7.806924          10.840694            5,079.0600
01/01/2010 to 12/31/2010         10.840694          13.043247            6,547.8048
01/01/2011 to 12/31/2011         13.043247          12.671555           12,446.7488
01/01/2012 to 12/31/2012         12.671555          14.610029           11,442.3086
01/01/2013 to 12/31/2013         14.610029          16.874573           11,080.2973
01/01/2014 to 12/31/2014         16.874573          17.216912           10,917.7878
01/01/2015 to 12/31/2015         17.216912          17.185990            9,853.2897
01/01/2016 to 12/31/2016         17.185990          17.756649           10,739.9519
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.478532          14.115716           36,878.6990
01/01/2008 to 12/31/2008         14.115716           6.189533        1,102,739.6876
01/01/2009 to 12/31/2009          6.189533          10.311678        1,018,045.0200
01/01/2010 to 12/31/2010         10.311678          12.573888          892,372.3645
01/01/2011 to 12/31/2011         12.573888          10.080204          807,068.1927
01/01/2012 to 12/31/2012         10.080204          11.817517          771,317.6702
01/01/2013 to 12/31/2013         11.817517          11.072761          751,255.9339
01/01/2014 to 12/31/2014         11.072761          10.206795          746,162.6117
01/01/2015 to 12/31/2015         10.206795           8.674616          746,443.0346
01/01/2016 to 12/31/2016          8.674616           9.537906          681,273.6433
--------------------------       ---------          ---------        --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.998082          10.222713              925.8708
01/01/2011 to 12/31/2011         10.222713          10.283298            3,959.9290
01/01/2012 to 12/31/2012         10.283298          10.882908            8,679.1156
01/01/2013 to 12/31/2013         10.882908          11.143289            8,877.4823
01/01/2014 to 12/31/2014         11.143289          11.069251           10,302.7295
01/01/2015 to 12/31/2015         11.069251          10.824215           10,284.4937
01/01/2016 to 12/31/2016         10.824215          11.663058            9,651.9158
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988083           9.767007           22,478.3298
01/01/2012 to 12/31/2012          9.767007          10.054067           37,926.1028
01/01/2013 to 12/31/2013         10.054067          10.029369           31,351.5397
01/01/2014 to 12/31/2014         10.029369           9.994549           48,996.3299
01/01/2015 to 12/31/2015          9.994549           9.794250           71,969.4221
01/01/2016 to 12/31/2016          9.794250           9.960714           67,259.4787
--------------------------       ---------          ---------        --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998466          10.897166                0.0000
01/01/2010 to 12/31/2010         10.897166          12.200953                0.0000
01/01/2011 to 12/31/2011         12.200953          11.991877                0.0000
01/01/2012 to 12/31/2012         11.991877          13.513736                0.0000
01/01/2013 to 12/31/2013         13.513736          13.464108                0.0000
01/01/2014 to 12/31/2014         13.464108          13.428355                0.0000
01/01/2015 to 12/31/2015         13.428355          12.690835                0.0000
01/01/2016 to 12/31/2016         12.690835          12.623854                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.042619          13.231586          317,277.2361
01/01/2008 to 12/31/2008         13.231586           7.722094        3,840,682.0826
01/01/2009 to 12/31/2009          7.722094          10.100668        3,504,983.5700
01/01/2010 to 12/31/2010         10.100668          11.603880        3,319,453.8282
01/01/2011 to 12/31/2011         11.603880          10.781962        2,974,570.0289
01/01/2012 to 12/31/2012         10.781962          12.411214        2,863,186.0500
01/01/2013 to 12/31/2013         12.411214          15.849987        3,012,187.3011
01/01/2014 to 12/31/2014         15.849987          16.424966        2,359,252.8177
01/01/2015 to 12/31/2015         16.424966          15.871355        2,144,347.8966
01/01/2016 to 12/31/2016         15.871355          17.055870        1,850,596.3118
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.001185          10.465180           29,368.5301
01/01/2013 to 12/31/2013         10.465180          11.801777          195,730.6705
01/01/2014 to 12/31/2014         11.801777          12.760543          214,957.1040
01/01/2015 to 12/31/2015         12.760543          12.068797          190,703.8577
01/01/2016 to 12/31/2016         12.068797          12.896529          192,698.7753
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006           35,509.6706
01/01/2014 to 12/31/2014          1.129006           1.216413           76,593.6832
01/01/2015 to 12/31/2015          1.216413           1.184966          563,022.2692
01/01/2016 to 12/31/2016          1.184966           1.219455          599,886.5937
--------------------------        --------           --------          ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.194563          17.398251          329,685.5289
01/01/2008 to 12/31/2008         17.398251          12.039391          293,653.6606
01/01/2009 to 12/31/2009         12.039391          15.012256          272,385.8900
01/01/2010 to 12/31/2010         15.012256          17.749214          253,220.4909
01/01/2011 to 12/31/2011         17.749214          15.930335          222,879.8891
01/01/2012 to 12/31/2012         15.930335          18.533118          190,630.6114
01/01/2013 to 12/31/2013         18.533118          24.205448          163,707.1051
01/01/2014 to 12/31/2014         24.205448          24.278381          151,636.5493
01/01/2015 to 12/31/2015         24.278381          22.646009          143,388.7357
01/01/2016 to 12/31/2016         22.646009          29.310941          126,240.9038
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.047013          17.934775        2,133,704.5264
01/01/2008 to 12/31/2008         17.934775          10.197634        1,899,633.7142
01/01/2009 to 12/31/2009         10.197634          13.236719        1,720,344.5400
01/01/2010 to 12/31/2010         13.236719          14.548673        1,551,526.9124
01/01/2011 to 12/31/2011         14.548673          12.816060        1,361,315.7117
01/01/2012 to 12/31/2012         12.816060          14.755778        1,230,657.8745
01/01/2013 to 12/31/2013         14.755778          17.355494        1,085,369.2547
01/01/2014 to 12/31/2014         17.355494          15.924843        1,015,645.7276
01/01/2015 to 12/31/2015         15.924843          15.424892          981,709.0798
01/01/2016 to 12/31/2016         15.424892          15.077303          930,377.8329
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588                0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260                0.0000
01/01/2016 to 12/31/2016          0.965260           1.057716          161,665.1238
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.102944          12.129906          157,140.9999
01/01/2008 to 12/31/2008         12.129906          11.136801          124,055.7089
01/01/2009 to 12/31/2009         11.136801          12.964097          136,722.3700
01/01/2010 to 12/31/2010         12.964097          13.776063          139,449.1644
01/01/2011 to 12/31/2011         13.776063          15.098543          122,946.6354
01/01/2012 to 12/31/2012         15.098543          16.247044          120,984.2065
01/01/2013 to 12/31/2013         16.247044          14.535178           98,564.5589
01/01/2014 to 12/31/2014         14.535178          14.747780           85,945.4712
01/01/2015 to 12/31/2015         14.747780          14.090470           84,798.5512
01/01/2016 to 12/31/2016         14.090470          14.587073           78,467.6018
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.564918          13.326509        4,996,074.1802
01/01/2008 to 12/31/2008         13.326509          13.194597        4,115,797.8116
01/01/2009 to 12/31/2009         13.194597          15.356937        3,882,929.9700
01/01/2010 to 12/31/2010         15.356937          16.380770        3,609,585.9066
01/01/2011 to 12/31/2011         16.380770          16.665641        3,158,874.8786
01/01/2012 to 12/31/2012         16.665641          17.956240        2,879,622.0633
01/01/2013 to 12/31/2013         17.956240          17.367454        2,575,386.1671
01/01/2014 to 12/31/2014         17.367454          17.843899        2,352,106.1902
01/01/2015 to 12/31/2015         17.843899          17.596714        2,091,422.7245
01/01/2016 to 12/31/2016         17.596714          17.804916        1,863,730.3217
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.772567          10.939129            8,532.0028
01/01/2013 to 12/31/2013         10.939129          10.299529           18,707.4898
01/01/2014 to 12/31/2014         10.299529          10.923814              786.2353
01/01/2015 to 12/31/2015         10.923814          10.818275              779.3887
01/01/2016 to 12/31/2016         10.818275          10.808400            5,392.3147
--------------------------       ---------          ---------           -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216095          10.753200              661.2216
01/01/2014 to 12/31/2014         10.753200          11.519972            2,538.2963
01/01/2015 to 12/31/2015         11.519972          11.217665           42,426.9867
01/01/2016 to 12/31/2016         11.217665          11.566774           38,827.1125
--------------------------       ---------          ---------           -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.068149          116,613.3500
01/01/2013 to 12/31/2013          1.068149           1.159797          125,181.9119
01/01/2014 to 12/31/2014          1.159797           1.232184          119,672.2938
01/01/2015 to 12/31/2015          1.232184           1.204372           69,611.7899
01/01/2016 to 12/31/2016          1.204372           1.254766           62,512.3876
--------------------------       ---------          ---------          ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.405270           8.571201          716,367.7513
01/01/2009 to 12/31/2009          8.571201          10.555519          568,420.8200
01/01/2010 to 12/31/2010         10.555519          11.682751          500,424.4526
01/01/2011 to 12/31/2011         11.682751          11.642906          509,016.8278
01/01/2012 to 12/31/2012         11.642906          12.954905          449,789.1324
01/01/2013 to 12/31/2013         12.954905          14.426778          424,001.1963
01/01/2014 to 12/31/2014         14.426778          15.053018          397,288.0803
01/01/2015 to 12/31/2015         15.053018          14.552333          368,305.1133
01/01/2016 to 12/31/2016         14.552333          15.180036          338,056.7881
--------------------------       ---------          ---------          ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.782527           7.858087          361,516.5487
01/01/2009 to 12/31/2009          7.858087          10.003688          337,070.0300
01/01/2010 to 12/31/2010         10.003688          11.260907          415,301.1672
01/01/2011 to 12/31/2011         11.260907          10.868245          404,144.2941
01/01/2012 to 12/31/2012         10.868245          12.327324          375,677.3665
01/01/2013 to 12/31/2013         12.327324          14.352831          386,753.4539
01/01/2014 to 12/31/2014         14.352831          14.914593          301,255.3357
01/01/2015 to 12/31/2015         14.914593          14.367352          293,187.3427
01/01/2016 to 12/31/2016         14.367352          15.142268          254,131.3815
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.676303          57.963907        2,274,885.1085
01/01/2008 to 12/31/2008         57.963907          36.390485        1,902,966.3943
01/01/2009 to 12/31/2009         36.390485          42.484860        1,677,205.1000
01/01/2010 to 12/31/2010         42.484860          49.024477        1,488,563.8264
01/01/2011 to 12/31/2011         49.024477          46.405570        1,307,682.1382
01/01/2012 to 12/31/2012         46.405570          53.983597        1,147,503.7026
01/01/2013 to 12/31/2013         53.983597          71.213135          975,167.2712
01/01/2014 to 12/31/2014         71.213135          79.549130          855,158.8242
01/01/2015 to 12/31/2015         79.549130          75.630276          760,709.6912
01/01/2016 to 12/31/2016         75.630276          86.469568          679,304.7708
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.420410           9.767155        1,555,557.4566
01/01/2008 to 12/31/2008          9.767155           5.802712        1,368,774.0508
01/01/2009 to 12/31/2009          5.802712           8.323983        1,271,141.6700
01/01/2010 to 12/31/2010          8.323983          10.480662        1,096,246.7216
01/01/2011 to 12/31/2011         10.480662          10.164966          936,112.4789
01/01/2012 to 12/31/2012         10.164966          11.394364          867,641.7793
01/01/2013 to 12/31/2013         11.394364          15.345991          784,285.7231
01/01/2014 to 12/31/2014         15.345991          17.065785          696,587.9359
01/01/2015 to 12/31/2015         17.065785          17.951590          615,808.6510
01/01/2016 to 12/31/2016         17.951590          18.802330          631,461.9930
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.146260          15.524057          183,997.9197
01/01/2014 to 12/31/2014         15.524057          14.796430          173,039.0410
01/01/2015 to 12/31/2015         14.796430          14.274091          163,446.2368
01/01/2016 to 12/31/2016         14.274091          14.786568          145,984.5237
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088462           6.054941            9,100.9693
01/01/2009 to 12/31/2009          6.054941           8.511771           10,262.2200
01/01/2010 to 12/31/2010          8.511771           8.972039           13,879.8073
01/01/2011 to 12/31/2011          8.972039           7.583656            9,770.7334
01/01/2012 to 12/31/2012          7.583656           8.781971            9,038.6957
01/01/2013 to 04/26/2013          8.781971           9.108137                0.0000
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.416992          14.922931                0.0000
01/01/2010 to 12/31/2010         14.922931          15.547001                0.0000
01/01/2011 to 12/31/2011         15.547001          16.427651            5,848.0505
01/01/2012 to 12/31/2012         16.427651          16.778460            5,313.5812
01/01/2013 to 12/31/2013         16.778460          16.119922            3,991.2349
01/01/2014 to 12/31/2014         16.119922          16.763690            7,155.2446
01/01/2015 to 12/31/2015         16.763690          16.521318            8,983.0589
01/01/2016 to 12/31/2016         16.521318          16.631549           11,492.8430
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.379339          10.726990        1,479,458.9527
01/01/2008 to 12/31/2008         10.726990          10.852384        2,369,639.8651
01/01/2009 to 12/31/2009         10.852384          10.728603        1,271,921.9100
01/01/2010 to 12/31/2010         10.728603          10.579444          827,032.2547
01/01/2011 to 12/31/2011         10.579444          10.432759          800,182.8141
01/01/2012 to 12/31/2012         10.432759          10.286924          543,756.9543
01/01/2013 to 12/31/2013         10.286924          10.143906          454,324.8768
01/01/2014 to 12/31/2014         10.143906          10.002876          336,698.0844
01/01/2015 to 12/31/2015         10.002876           9.863807          359,405.9280
01/01/2016 to 12/31/2016          9.863807           9.737579          284,562.6929
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.021444          17.907061           13,132.0271
01/01/2014 to 12/31/2014         17.907061          19.578596           11,302.6286
01/01/2015 to 12/31/2015         19.578596          19.809184           10,866.2562
01/01/2016 to 12/31/2016         19.809184          20.541278            9,549.9290
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007         12.767461          15.629122           30,567.2481
01/01/2008 to 12/31/2008         15.629122           7.967778           26,551.8349
01/01/2009 to 12/31/2009          7.967778          11.562776           28,704.0600
01/01/2010 to 12/31/2010         11.562776          14.499290           25,204.3277
01/01/2011 to 12/31/2011         14.499290          13.230706           19,279.3904
01/01/2012 to 12/31/2012         13.230706          13.831133           14,701.9119
01/01/2013 to 04/26/2013         13.831133          14.924427                0.0000
--------------------------       ---------          ---------           -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.862235          13.028539          541,093.0646
01/01/2008 to 12/31/2008         13.028539           8.151742          512,829.9413
01/01/2009 to 12/31/2009          8.151742          11.218662          455,668.4700
01/01/2010 to 12/31/2010         11.218662          12.314380          431,137.9917
01/01/2011 to 12/31/2011         12.314380          12.170454          363,797.3759
01/01/2012 to 12/31/2012         12.170454          13.867318          708,976.5909
01/01/2013 to 12/31/2013         13.867318          18.697531          637,358.0732
01/01/2014 to 12/31/2014         18.697531          20.049645          551,761.4615
01/01/2015 to 12/31/2015         20.049645          21.854672          490,183.2583
01/01/2016 to 12/31/2016         21.854672          21.522863          451,465.9437
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.565560           9.983869            7,478.8783
01/01/2008 to 12/31/2008          9.983869           5.728987            9,409.2988
01/01/2009 to 12/31/2009          5.728987           6.962871           10,640.3700
01/01/2010 to 12/31/2010          6.962871           7.922419           10,016.0916
01/01/2011 to 12/31/2011          7.922419           7.512522           10,526.2778
01/01/2012 to 12/31/2012          7.512522           8.346300           10,476.3689
01/01/2013 to 04/26/2013          8.346300           8.969483                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.157247          10.319460        1,164,149.7768
01/01/2008 to 12/31/2008         10.319460           5.500886        1,031,663.6827
01/01/2009 to 12/31/2009          5.500886           7.795018          920,357.3200
01/01/2010 to 12/31/2010          7.795018           8.408984          800,021.1003
01/01/2011 to 12/31/2011          8.408984           8.177831          702,653.3920
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.089623          16.574803          173,851.5563
01/01/2008 to 12/31/2008         16.574803           8.803766          138,029.7053
01/01/2009 to 12/31/2009          8.803766          12.257933          117,896.9800
01/01/2010 to 12/31/2010         12.257933          13.871731          105,490.4869
01/01/2011 to 12/31/2011         13.871731          14.567112           92,060.5931
01/01/2012 to 12/31/2012         14.567112          16.027083           83,421.6396
01/01/2013 to 12/31/2013         16.027083          21.574346           79,867.4137
01/01/2014 to 12/31/2014         21.574346          21.630529           71,067.8596
01/01/2015 to 12/31/2015         21.630529          19.268288           63,484.5402
01/01/2016 to 12/31/2016         19.268288          23.304410           59,698.7428
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.065756          10.135898                0.0000
01/01/2009 to 12/31/2009         10.135898          14.264505            5,823.4100
01/01/2010 to 12/31/2010         14.264505          17.243796            8,699.6544
01/01/2011 to 12/31/2011         17.243796          14.240851            5,765.4832
01/01/2012 to 12/31/2012         14.240851          16.555969            6,127.4973
01/01/2013 to 12/31/2013         16.555969          20.832100           12,843.2406
01/01/2014 to 12/31/2014         20.832100          19.167239           12,672.8324
01/01/2015 to 12/31/2015         19.167239          19.988522           12,761.5474
01/01/2016 to 12/31/2016         19.988522          20.859055           12,281.4739
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.964653          23.374446          251,122.4268
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         13.397802          16.425177          456,285.7700
01/01/2010 to 12/31/2010         16.425177          18.777287          410,268.6813
01/01/2011 to 12/31/2011         18.777287          17.614620          369,037.8415
01/01/2012 to 12/31/2012         17.614620          19.170865          341,233.2820
01/01/2013 to 12/31/2013         19.170865          25.088677          308,525.1183
01/01/2014 to 12/31/2014         25.088677          27.444340          282,319.9336
01/01/2015 to 12/31/2015         27.444340          26.994968          224,594.3789
01/01/2016 to 04/29/2016         26.994968          27.163552                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.599039          15.032974        2,649,247.5448
01/01/2008 to 12/31/2008         15.032974           8.974351        2,343,989.2321
01/01/2009 to 12/31/2009          8.974351          11.666208        2,209,612.0000
01/01/2010 to 12/31/2010         11.666208          12.863512        1,986,424.9432
01/01/2011 to 12/31/2011         12.863512          12.154912        1,693,422.9569
01/01/2012 to 12/31/2012         12.154912          13.507356        1,511,819.7715
01/01/2013 to 12/31/2013         13.507356          17.785459        1,310,388.0076
01/01/2014 to 12/31/2014         17.785459          19.370331        1,131,483.5115
01/01/2015 to 12/31/2015         19.370331          19.533971          944,692.5227
01/01/2016 to 12/31/2016         19.533971          20.640095          845,180.2221
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.947997          14.224312           32,910.0777
01/01/2015 to 12/31/2015         14.224312          13.944426           38,476.3536
01/01/2016 to 12/31/2016         13.944426          14.373477           93,675.9347
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.552711          14.959931        2,357,224.4496
01/01/2015 to 12/31/2015         14.959931          14.593613        2,100,975.0502
01/01/2016 to 12/31/2016         14.593613          15.266804        1,874,925.0076
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.159705          11.655090          895,535.4789
01/01/2008 to 12/31/2008         11.655090           9.119270          956,263.2877
01/01/2009 to 12/31/2009          9.119270          11.052490        1,056,137.4600
01/01/2010 to 12/31/2010         11.052490          12.087115          947,386.9188
01/01/2011 to 12/31/2011         12.087115          12.131028          933,875.1336
01/01/2012 to 12/31/2012         12.131028          13.266703        1,165,345.8123
01/01/2013 to 12/31/2013         13.266703          14.270071          926,980.6147
01/01/2014 to 04/25/2014         14.270071          14.387473                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.605616          12.153713        2,439,714.8508
01/01/2008 to 12/31/2008         12.153713           8.817939        2,457,699.5216
01/01/2009 to 12/31/2009          8.817939          10.963654        2,467,051.0500
01/01/2010 to 12/31/2010         10.963654          12.151831        2,401,709.9166
01/01/2011 to 12/31/2011         12.151831          11.969236        2,310,722.6790
01/01/2012 to 12/31/2012         11.969236          13.264763        2,224,715.5658
01/01/2013 to 12/31/2013         13.264763          14.941129        1,858,370.6036
01/01/2014 to 04/25/2014         14.941129          15.007289                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.965675          15.501026        5,420,296.8907
01/01/2015 to 12/31/2015         15.501026          15.091729        5,010,516.7370
01/01/2016 to 12/31/2016         15.091729          15.939318        4,660,815.8390
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.126242          12.540561        1,247,614.2709
01/01/2008 to 12/31/2008         12.540561           8.416529        8,740,591.3600
01/01/2009 to 12/31/2009          8.416529          10.651271        8,415,942.3600
01/01/2010 to 12/31/2010         10.651271          11.930159        7,953,369.5881
01/01/2011 to 12/31/2011         11.930159          11.564314        7,265,321.2544
01/01/2012 to 12/31/2012         11.564314          12.991262        6,739,102.5150
01/01/2013 to 12/31/2013         12.991262          15.298349        5,819,812.9422
01/01/2014 to 04/25/2014         15.298349          15.319850                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.938744          15.562407        5,314,642.6254
01/01/2015 to 12/31/2015         15.562407          15.085754        4,938,241.9708
01/01/2016 to 12/31/2016         15.085754          16.087043        4,521,235.5140
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.785659          13.199806        1,728,216.5813
01/01/2008 to 12/31/2008         13.199806           8.086995        9,548,418.2379
01/01/2009 to 12/31/2009          8.086995          10.374777        8,937,190.6700
01/01/2010 to 12/31/2010         10.374777          11.815290        8,026,572.1466
01/01/2011 to 12/31/2011         11.815290          11.200053        6,891,088.9527
01/01/2012 to 12/31/2012         11.200053          12.779627        6,165,652.7323
01/01/2013 to 12/31/2013         12.779627          15.867726        5,522,679.8106
01/01/2014 to 04/25/2014         15.867726          15.803613                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           7.033638            4,497.7500
01/01/2009 to 12/31/2009          7.033638           8.916144            9,115.4400
01/01/2010 to 12/31/2010          8.916144           9.675478           53,016.3512
01/01/2011 to 12/31/2011          9.675478           9.373272           61,226.0577
01/01/2012 to 12/31/2012          9.373272          10.732527           64,869.3635
01/01/2013 to 04/26/2013         10.732527          11.554139                0.0000
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.080797          13.811986              0.0000
01/01/2010 to 12/31/2010         13.811986          17.150152              0.0000
01/01/2011 to 12/31/2011         17.150152          16.533463              9.1062
01/01/2012 to 12/31/2012         16.533463          19.117308          2,893.6119
01/01/2013 to 12/31/2013         19.117308          25.026044              8.9691
01/01/2014 to 12/31/2014         25.026044          26.951547              8.9209
01/01/2015 to 12/31/2015         26.951547          25.865258            632.9015
01/01/2016 to 12/31/2016         25.865258          30.627897              8.8236
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.294095          13.763155        523,328.8115
01/01/2008 to 12/31/2008         13.763155           8.516314        500,367.6607
01/01/2009 to 12/31/2009          8.516314          10.576822        499,934.2700
01/01/2010 to 12/31/2010         10.576822          11.943557        487,576.9402
01/01/2011 to 12/31/2011         11.943557          11.972839        442,641.6482
01/01/2012 to 12/31/2012         11.972839          13.629727        338,539.5081
01/01/2013 to 12/31/2013         13.629727          17.704209        302,123.2719
01/01/2014 to 12/31/2014         17.704209          19.748818        283,995.4459
01/01/2015 to 12/31/2015         19.748818          19.656055        272,094.3399
01/01/2016 to 12/31/2016         19.656055          21.593367        431,215.8775
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.897313          22.080341         76,920.4237
01/01/2014 to 12/31/2014         22.080341          24.073061         70,804.3224
01/01/2015 to 12/31/2015         24.073061          23.651857         58,562.0427
01/01/2016 to 12/31/2016         23.651857          26.610544         54,352.3077
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           6.600141         31,595.2696
01/01/2009 to 12/31/2009          6.600141           8.127948        100,837.2700
01/01/2010 to 12/31/2010          8.127948           8.898507        109,535.3959
01/01/2011 to 12/31/2011          8.898507           8.727061        104,082.0641
01/01/2012 to 12/31/2012          8.727061           9.802627         97,105.6402
01/01/2013 to 04/26/2013          9.802627          10.737897              0.0000
--------------------------       ---------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          9.228298          11.891988          2,280.4800
01/01/2010 to 12/31/2010         11.891988          12.637230          2,270.8710
01/01/2011 to 12/31/2011         12.637230          10.885092          2,626.9832
01/01/2012 to 12/31/2012         10.885092          12.658483          6,012.3232
01/01/2013 to 12/31/2013         12.658483          15.158408          3,790.6189
01/01/2014 to 12/31/2014         15.158408          14.001393          3,775.7287
01/01/2015 to 12/31/2015         14.001393          13.625755          3,759.5529
01/01/2016 to 12/31/2016         13.625755          13.566478          3,742.9488
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.072182          25.065607        132,425.7038
01/01/2014 to 12/31/2014         25.065607          24.642861        124,537.8219
01/01/2015 to 12/31/2015         24.642861          24.392597        118,468.9827
01/01/2016 to 12/31/2016         24.392597          28.477956        108,323.4153
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.348558          15.683126        238,549.1532
01/01/2008 to 12/31/2008         15.683126           9.541425        224,016.7438
01/01/2009 to 12/31/2009          9.541425          12.867595        203,177.1000
01/01/2010 to 12/31/2010         12.867595          15.589341        184,524.9258
01/01/2011 to 12/31/2011         15.589341          14.561957        161,598.5269
01/01/2012 to 12/31/2012         14.561957          15.117416        145,340.9191
01/01/2013 to 04/26/2013         15.117416          16.391440              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.439470          14.080159              0.0000
01/01/2010 to 12/31/2010         14.080159          17.570302              0.0000
01/01/2011 to 12/31/2011         17.570302          16.576659          2,701.3235
01/01/2012 to 12/31/2012         16.576659          18.951311          4,505.6024
01/01/2013 to 12/31/2013         18.951311          25.811950          2,835.6858
01/01/2014 to 12/31/2014         25.811950          26.657041          2,807.4743
01/01/2015 to 12/31/2015         26.657041          25.093970          3,035.2154
01/01/2016 to 12/31/2016         25.093970          29.923138          2,885.6576
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.424984          22.002126        748,591.7357
01/01/2014 to 12/31/2014         22.002126          23.611139        650,352.6526
01/01/2015 to 12/31/2015         23.611139          25.730527        552,662.1083
01/01/2016 to 12/31/2016         25.730527          25.761459        519,281.6048
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          4.936039           6.401365         86,017.4130
01/01/2008 to 12/31/2008          6.401365           3.506238         79,034.9855
01/01/2009 to 12/31/2009          3.506238           5.496567         71,044.7200
01/01/2010 to 12/31/2010          5.496567           6.921055         66,136.0702
01/01/2011 to 12/31/2011          6.921055           6.149678         56,567.4462
01/01/2012 to 12/31/2012          6.149678           6.798564         50,612.0659
01/01/2013 to 04/26/2013          6.798564           7.109403              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.627576          14.787114              0.0000
01/01/2010 to 12/31/2010         14.787114          18.813900              0.0000
01/01/2011 to 12/31/2011         18.813900          15.459213              0.0000
01/01/2012 to 12/31/2012         15.459213          15.636178              0.0000
01/01/2013 to 12/31/2013         15.636178          17.077069              0.0000
01/01/2014 to 12/31/2014         17.077069          13.669772              0.0000
01/01/2015 to 12/31/2015         13.669772           9.063939              0.0000
01/01/2016 to 12/31/2016          9.063939          12.847424              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.991488          31.107723        721,832.7539
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.503458          19.439891          2,385,792.5670
01/01/2008 to 12/31/2008      19.439891          15.602834          1,972,521.5350
01/01/2009 to 12/31/2009      15.602834          21.043810          1,814,859.2100
01/01/2010 to 12/31/2010      21.043810          23.441889          1,584,525.2231
01/01/2011 to 12/31/2011      23.441889          24.147479          1,220,739.4138
01/01/2012 to 12/31/2012      24.147479          26.892804          1,094,792.7197
01/01/2013 to 12/31/2013      26.892804          28.634885            955,330.1494
01/01/2014 to 12/31/2014      28.634885          29.600344            851,587.4555
01/01/2015 to 12/31/2015      29.600344          28.554137            764,570.0995
01/01/2016 to 04/29/2016      28.554137          29.421994                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      30.603854          31.770682             15,234.7976
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      23.790141          24.988740                  0.0000
01/01/2011 to 12/31/2011      24.988740          25.494157              1,080.5694
01/01/2012 to 12/31/2012      25.494157          28.017476              1,087.3910
01/01/2013 to 12/31/2013      28.017476          28.017763             16,470.6157
01/01/2014 to 12/31/2014      28.017763          28.855668             18,538.1007
01/01/2015 to 12/31/2015      28.855668          28.039819             19,141.4366
01/01/2016 to 04/29/2016      28.039819          28.735129                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      16.177236          16.594510              3,287.0599
01/01/2008 to 12/31/2008      16.594510          16.276104              9,658.2181
01/01/2009 to 12/31/2009      16.276104          16.704705              9,607.1300
01/01/2010 to 12/31/2010      16.704705          17.377242              3,729.9085
01/01/2011 to 12/31/2011      17.377242          18.038617             12,646.7708
01/01/2012 to 12/31/2012      18.038617          18.328610             11,780.5391
01/01/2013 to 12/31/2013      18.328610          17.910177              6,839.3035
01/01/2014 to 12/31/2014      17.910177          18.111555              6,810.4889
01/01/2015 to 12/31/2015      18.111555          17.914594              7,868.9565
01/01/2016 to 12/31/2016      17.914594          17.845951              7,298.3862

CLASS VA



                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.208984          10.550465           11,814.9398
01/01/2013 to 12/31/2013         10.550465          11.551854           21,045.4866
01/01/2014 to 12/31/2014         11.551854          12.216082           20,935.3392
01/01/2015 to 12/31/2015         12.216082          12.103911           20,177.9622
01/01/2016 to 12/31/2016         12.103911          12.352480           19,681.9649
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996837           1.039690                0.0000
01/01/2015 to 12/31/2015          1.039690           1.014136                0.0000
01/01/2016 to 12/31/2016          1.014136           1.018967                0.0000
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008356           7.006834          388,422.9887
01/01/2009 to 12/31/2009          7.006834           8.926760        1,303,398.7800
01/01/2010 to 12/31/2010          8.926760           9.863326        1,490,991.1699
01/01/2011 to 12/31/2011          9.863326           9.510068        1,469,809.8855
01/01/2012 to 12/31/2012          9.510068          10.635126        1,449,761.3798
01/01/2013 to 12/31/2013         10.635126          12.418392        1,211,493.4677
01/01/2014 to 12/31/2014         12.418392          12.973529        1,197,825.7908
01/01/2015 to 12/31/2015         12.973529          12.690204        1,115,630.5902
01/01/2016 to 12/31/2016         12.690204          13.477601        1,079,240.8939
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998356           6.355426          437,222.6785
01/01/2009 to 12/31/2009          6.355426           8.391968        1,239,686.7700
01/01/2010 to 12/31/2010          8.391968           9.381751        1,345,486.6190
01/01/2011 to 12/31/2011          9.381751           8.804928        1,376,690.5906
01/01/2012 to 12/31/2012          8.804928          10.074643        1,388,240.1223
01/01/2013 to 12/31/2013         10.074643          12.416587        1,551,198.5155
01/01/2014 to 12/31/2014         12.416587          13.013058        1,558,557.7195
01/01/2015 to 12/31/2015         13.013058          12.722429        1,482,149.4472
01/01/2016 to 12/31/2016         12.722429          13.655813        1,439,555.0563
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988357           5.755706           79,031.8725
01/01/2009 to 12/31/2009          5.755706           7.875033          174,331.9600
01/01/2010 to 12/31/2010          7.875033           9.179570          197,276.9975
01/01/2011 to 12/31/2011          9.179570           8.627058          116,434.1805
01/01/2012 to 12/31/2012          8.627058           9.977656          111,679.5271
01/01/2013 to 12/31/2013          9.977656          12.756792           70,853.6071
01/01/2014 to 12/31/2014         12.756792          13.595291           98,228.0418
01/01/2015 to 12/31/2015         13.595291          14.262268           94,217.3875
01/01/2016 to 12/31/2016         14.262268          15.328379           76,887.1029
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018355           7.680087          337,991.9950
01/01/2009 to 12/31/2009          7.680087           9.335863          918,227.3700
01/01/2010 to 12/31/2010          9.335863          10.108040        1,061,596.1361
01/01/2011 to 12/31/2011         10.108040           9.976909          958,916.8011
01/01/2012 to 12/31/2012          9.976909          10.892841          901,178.0281
01/01/2013 to 12/31/2013         10.892841          12.181525          640,424.7426
01/01/2014 to 12/31/2014         12.181525          12.731520          611,016.4394
01/01/2015 to 12/31/2015         12.731520          12.450914          586,384.5828
01/01/2016 to 12/31/2016         12.450914          13.125741          668,946.3527
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.141882          11.541250        45,180.7926
01/01/2013 to 12/31/2013          11.541250          10.983847        89,069.8353
01/01/2014 to 12/31/2014          10.983847          11.252874        75,754.9418
01/01/2015 to 12/31/2015          11.252874          10.024096        59,009.5917
01/01/2016 to 12/31/2016          10.024096          10.759754        54,378.0191
--------------------------        ---------          ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           9.964181          10.279944        50,605.5430
01/01/2013 to 12/31/2013          10.279944          11.170834        63,211.6812
01/01/2014 to 12/31/2014          11.170834          11.655534        56,218.5443
01/01/2015 to 12/31/2015          11.655534          11.469519        45,595.5185
01/01/2016 to 12/31/2016          11.469519          11.799458        41,762.7647
--------------------------        ---------          ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.618242          12.423319         3,584.4638
01/01/2009 to 12/31/2009          12.423319          17.947491        10,116.6600
01/01/2010 to 12/31/2010          17.947491          20.468988        13,452.9503
01/01/2011 to 12/31/2011          20.468988          20.637627        11,490.2482
01/01/2012 to 12/31/2012          20.637627          23.691878        19,598.0270
01/01/2013 to 12/31/2013          23.691878          25.517482        23,295.0321
01/01/2014 to 12/31/2014          25.517482          25.965923        26,955.7318
01/01/2015 to 12/31/2015          25.965923          24.544095        25,097.4914
01/01/2016 to 12/31/2016          24.544095          27.558429        23,661.5831
--------------------------        ---------          ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.400065          16.241955       114,636.7150
01/01/2008 to 12/31/2008          16.241955           9.331819       119,385.5653
01/01/2009 to 12/31/2009           9.331819          12.386008       123,328.4800
01/01/2010 to 12/31/2010          12.386008          14.166987       105,430.5943
01/01/2011 to 12/31/2011          14.166987          13.176814        96,052.4963
01/01/2012 to 12/31/2012          13.176814          16.353057        86,701.1532
01/01/2013 to 12/31/2013          16.353057          16.680772        80,628.9746
01/01/2014 to 12/31/2014          16.680772          18.612590        67,232.9778
01/01/2015 to 12/31/2015          18.612590          18.078496        63,740.9763
01/01/2016 to 12/31/2016          18.078496          17.964995        57,873.0808
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.761627           7.818763       213,498.5595
01/01/2008 to 12/31/2008           7.818763           4.694194       188,082.2069
01/01/2009 to 12/31/2009           4.694194           6.148555       173,793.5300
01/01/2010 to 12/31/2010           6.148555           7.497853       162,635.2127
01/01/2011 to 12/31/2011           7.497853           7.626325       173,273.1284
01/01/2012 to 12/31/2012           7.626325           8.902546       154,995.8472
01/01/2013 to 12/31/2013           8.902546          12.769341       146,270.3948
01/01/2014 to 12/31/2014          12.769341          14.955819       220,301.2145
01/01/2015 to 12/31/2015          14.955819          14.138445       192,301.1232
01/01/2016 to 12/31/2016          14.138445          14.301289       119,535.2120
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         147.003346         151.076737            51.8931
01/01/2011 to 12/31/2011         151.076737         137.602439            81.7334
01/01/2012 to 12/31/2012         137.602439         166.062051           690.1039
01/01/2013 to 12/31/2013         166.062051         210.680814           650.3201
01/01/2014 to 04/25/2014         210.680814         219.314268             0.0000
--------------------------       ----------         ----------       ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.154963          10.338948         19,293.1196
01/01/2008 to 12/31/2008         10.338948           4.622100         35,030.7235
01/01/2009 to 12/31/2009          4.622100           6.282167         48,245.5000
01/01/2010 to 12/31/2010          6.282167           6.642605         14,163.6602
01/01/2011 to 04/29/2011          6.642605           7.060846              0.0000
--------------------------       ---------          ---------         -----------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.117186          15.352009         83,163.9880
01/01/2008 to 12/31/2008         15.352009           9.667069         68,433.3858
01/01/2009 to 12/31/2009          9.667069          12.599381         54,955.0100
01/01/2010 to 12/31/2010         12.599381          15.419594         42,027.5475
01/01/2011 to 12/31/2011         15.419594          14.234488         36,773.8485
01/01/2012 to 12/31/2012         14.234488          16.561905         32,158.0021
01/01/2013 to 12/31/2013         16.561905          21.642446         28,007.0350
01/01/2014 to 12/31/2014         21.642446          24.140666         23,483.0682
01/01/2015 to 12/31/2015         24.140666          21.612689         19,972.0090
01/01/2016 to 12/31/2016         21.612689          24.097775         18,728.9586
--------------------------       ---------          ---------         -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.924541          19.406759        223,460.8437
01/01/2008 to 12/31/2008         19.406759          11.301010        210,927.1188
01/01/2009 to 12/31/2009         11.301010          17.262728        194,041.5700
01/01/2010 to 12/31/2010         17.262728          19.798205        176,744.0634
01/01/2011 to 12/31/2011         19.798205          16.723543        158,215.2421
01/01/2012 to 12/31/2012         16.723543          21.292247        146,744.8213
01/01/2013 to 12/31/2013         21.292247          27.370640        139,441.6864
01/01/2014 to 12/31/2014         27.370640          25.401962        130,194.6128
01/01/2015 to 12/31/2015         25.401962          23.892177        123,618.3967
01/01/2016 to 12/31/2016         23.892177          25.461206        116,585.5245
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269        603,296.2985
01/01/2013 to 12/31/2013          1.047269           1.050877        728,093.1792
01/01/2014 to 12/31/2014          1.050877           1.093005        622,223.7717
01/01/2015 to 12/31/2015          1.093005           1.031456        571,483.8661
01/01/2016 to 12/31/2016          1.031456           1.135152        365,838.5885
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.969030          11.496053        371,673.8688
01/01/2008 to 12/31/2008         11.496053           7.257528        355,651.9537
01/01/2009 to 12/31/2009          7.257528           9.050430        386,669.8600
01/01/2010 to 12/31/2010          9.050430          10.242106        381,789.2685
01/01/2011 to 12/31/2011         10.242106           9.942277        359,857.3498
01/01/2012 to 12/31/2012          9.942277          11.607402        323,285.6258
01/01/2013 to 12/31/2013         11.607402          15.481667        300,962.2261
01/01/2014 to 12/31/2014         15.481667          16.671405        267,627.6763
01/01/2015 to 12/31/2015         16.671405          15.442562        236,464.8870
01/01/2016 to 12/31/2016         15.442562          17.844135        221,969.5064
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.917286          16.405880        450,031.9361
01/01/2009 to 12/31/2009         16.405880          20.450020        452,727.7600
01/01/2010 to 12/31/2010         20.450020          25.288496        398,233.5532
01/01/2011 to 12/31/2011         25.288496          23.991438        359,872.7743
01/01/2012 to 12/31/2012         23.991438          27.105776        324,670.6473
01/01/2013 to 12/31/2013         27.105776          34.794495        275,870.0711
01/01/2014 to 12/31/2014         34.794495          37.581838        237,824.6052
01/01/2015 to 12/31/2015         37.581838          33.697185        210,315.8413
01/01/2016 to 12/31/2016         33.697185          38.342201        193,973.8188
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.584886          15.957165        147,630.4668
01/01/2008 to 12/31/2008         15.957165           9.631096        129,237.5501
01/01/2009 to 12/31/2009          9.631096          12.696435        128,724.5100
01/01/2010 to 12/31/2010         12.696435          15.782371        123,496.7059
01/01/2011 to 12/31/2011         15.782371          15.379785        106,658.0867
01/01/2012 to 12/31/2012         15.379785          17.911571         93,262.9080
01/01/2013 to 12/31/2013         17.911571          24.734051         88,062.8827
01/01/2014 to 12/31/2014         24.734051          26.293351         80,489.8420
01/01/2015 to 12/31/2015         26.293351          25.459025         75,713.8200
01/01/2016 to 12/31/2016         25.459025          27.947803         72,480.7309
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.176886          10.624777         27,352.6508
01/01/2014 to 12/31/2014         10.624777          10.999554         49,319.1923
01/01/2015 to 12/31/2015         10.999554          10.888122         49,638.8672
01/01/2016 to 12/31/2016         10.888122          10.965199         43,872.8755
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038355           8.946214         10,669.3601
01/01/2009 to 12/31/2009          8.946214           9.881337         21,156.1600
01/01/2010 to 12/31/2010          9.881337          10.328102         37,476.7650
01/01/2011 to 12/31/2011         10.328102          10.763731         28,451.5727
01/01/2012 to 12/31/2012         10.763731          11.123879         34,167.9283
01/01/2013 to 04/26/2013         11.123879          11.095140              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314        184,118.6385
01/01/2013 to 12/31/2013          1.049314           1.147262        224,972.5677
01/01/2014 to 12/31/2014          1.147262           1.209021        236,695.8497
01/01/2015 to 12/31/2015          1.209021           1.201671        243,625.8957
01/01/2016 to 12/31/2016          1.201671           1.218145        233,553.5371
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.332542          13.012885         11,437.1083
01/01/2008 to 12/31/2008         13.012885           7.786017         16,304.5974
01/01/2009 to 12/31/2009          7.786017          10.800864         14,136.8900
01/01/2010 to 12/31/2010         10.800864          12.982352         16,445.8523
01/01/2011 to 12/31/2011         12.982352          12.599813         10,715.2177
01/01/2012 to 12/31/2012         12.599813          14.512719         12,423.2474
01/01/2013 to 12/31/2013         14.512719          16.745433         11,093.4274
01/01/2014 to 12/31/2014         16.745433          17.068072         10,744.1535
01/01/2015 to 12/31/2015         17.068072          17.020383         10,897.6692
01/01/2016 to 12/31/2016         17.020383          17.567967         10,575.3706
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.471493          14.092068           20,160.6711
01/01/2008 to 12/31/2008         14.092068           6.172943          237,142.4606
01/01/2009 to 12/31/2009          6.172943          10.273766          230,972.3400
01/01/2010 to 12/31/2010         10.273766          12.515157          244,353.5359
01/01/2011 to 12/31/2011         12.515157          10.023099          225,310.3343
01/01/2012 to 12/31/2012         10.023099          11.738767          208,233.1479
01/01/2013 to 12/31/2013         11.738767          10.987975          210,616.6069
01/01/2014 to 12/31/2014         10.987975          10.118507          191,073.6889
01/01/2015 to 12/31/2015         10.118507           8.590973          187,193.8129
01/01/2016 to 12/31/2016          8.590973           9.436499          164,849.4760
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997945          10.215799              292.3782
01/01/2011 to 12/31/2011         10.215799          10.266097            7,212.0850
01/01/2012 to 12/31/2012         10.266097          10.853788            7,582.5742
01/01/2013 to 12/31/2013         10.853788          11.102365           13,725.4048
01/01/2014 to 12/31/2014         11.102365          11.017574            7,687.7920
01/01/2015 to 12/31/2015         11.017574          10.762911           10,735.3302
01/01/2016 to 12/31/2016         10.762911          11.585414           11,370.9705
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987946           9.760397            2,042.1156
01/01/2012 to 12/31/2012          9.760397          10.037167            8,688.0927
01/01/2013 to 12/31/2013         10.037167          10.002501           48,788.0930
01/01/2014 to 12/31/2014         10.002501           9.957810           49,947.8144
01/01/2015 to 12/31/2015          9.957810           9.748493           49,516.3588
01/01/2016 to 12/31/2016          9.748493           9.904269           50,385.5351
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998356          10.889857                0.0000
01/01/2010 to 12/31/2010         10.889857          12.180591            2,433.6947
01/01/2011 to 12/31/2011         12.180591          11.959925            2,591.8252
01/01/2012 to 12/31/2012         11.959925          13.464188            2,706.9911
01/01/2013 to 12/31/2013         13.464188          13.401332            3,447.8178
01/01/2014 to 12/31/2014         13.401332          13.352382            3,477.2677
01/01/2015 to 12/31/2015         13.352382          12.606413            3,914.4980
01/01/2016 to 12/31/2016         12.606413          12.527342            3,313.0956
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.014582          13.189874          580,432.8569
01/01/2008 to 12/31/2008         13.189874           7.690011        1,725,814.3746
01/01/2009 to 12/31/2009          7.690011          10.048645        1,377,800.6300
01/01/2010 to 12/31/2010         10.048645          11.532589        1,270,822.2776
01/01/2011 to 12/31/2011         11.532589          10.705026        1,182,424.8869
01/01/2012 to 12/31/2012         10.705026          12.310273        1,093,355.7864
01/01/2013 to 12/31/2013         12.310273          15.705375        1,029,994.3424
01/01/2014 to 12/31/2014         15.705375          16.258835          883,453.2928
01/01/2015 to 12/31/2015         16.258835          15.695113          796,132.5029
01/01/2016 to 12/31/2016         15.695113          16.849617          662,612.3841
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.991105          10.447619           21,031.4366
01/01/2013 to 12/31/2013         10.447619          11.770200           43,725.9168
01/01/2014 to 12/31/2014         11.770200          12.713680           59,908.1512
01/01/2015 to 12/31/2015         12.713680          12.012451           44,353.1958
01/01/2016 to 12/31/2016         12.012451          12.823491           52,193.9580
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695           25,245.8092
01/01/2014 to 12/31/2014          1.127695           1.213787           35,437.2170
01/01/2015 to 12/31/2015          1.213787           1.181225           98,902.3006
01/01/2016 to 12/31/2016          1.181225           1.214390           48,726.1634
--------------------------        --------           --------           -----------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.128055          17.317227          230,423.5292
01/01/2008 to 12/31/2008         17.317227          11.971285          199,078.6263
01/01/2009 to 12/31/2009         11.971285          14.912405          191,340.8200
01/01/2010 to 12/31/2010         14.912405          17.613554          167,764.4453
01/01/2011 to 12/31/2011         17.613554          15.792798          146,690.5676
01/01/2012 to 12/31/2012         15.792798          18.354655          138,092.7767
01/01/2013 to 12/31/2013         18.354655          23.948419          126,059.0029
01/01/2014 to 12/31/2014         23.948419          23.996560          113,866.0382
01/01/2015 to 12/31/2015         23.996560          22.360751          103,991.0540
01/01/2016 to 12/31/2016         22.360751          28.912816           96,638.7309
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.975005          17.827392          353,861.6839
01/01/2008 to 12/31/2008         17.827392          10.121297          331,023.4075
01/01/2009 to 12/31/2009         10.121297          13.117935          304,202.6500
01/01/2010 to 12/31/2010         13.117935          14.396532          283,004.0477
01/01/2011 to 12/31/2011         14.396532          12.663042          268,894.1347
01/01/2012 to 12/31/2012         12.663042          14.557637          244,703.1141
01/01/2013 to 12/31/2013         14.557637          17.102618          217,722.1802
01/01/2014 to 12/31/2014         17.102618          15.677116          193,591.8352
01/01/2015 to 12/31/2015         15.677116          15.169757          181,386.0661
01/01/2016 to 12/31/2016         15.169757          14.813093          170,670.0970
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873                0.0000
01/01/2015 to 12/31/2015          1.034873           0.963629                0.0000
01/01/2016 to 12/31/2016          0.963629           1.054874              354.9812
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.062326          12.073393          208,532.9702
01/01/2008 to 12/31/2008         12.073393          11.073801          159,890.7725
01/01/2009 to 12/31/2009         11.073801          12.877885          206,528.0600
01/01/2010 to 12/31/2010         12.877885          13.670777          229,233.6615
01/01/2011 to 12/31/2011         13.670777          14.968220          191,616.4487
01/01/2012 to 12/31/2012         14.968220          16.090627          185,076.7744
01/01/2013 to 12/31/2013         16.090627          14.380845          185,475.4602
01/01/2014 to 12/31/2014         14.380845          14.576603          157,584.3506
01/01/2015 to 12/31/2015         14.576603          13.912994          146,241.1071
01/01/2016 to 12/31/2016         13.912994          14.388946          136,426.3080
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.518956          13.264424        1,104,521.5201
01/01/2008 to 12/31/2008         13.264424          13.119967          950,768.4695
01/01/2009 to 12/31/2009         13.119967          15.254824        1,064,205.4200
01/01/2010 to 12/31/2010         15.254824          16.255590        1,064,563.1497
01/01/2011 to 12/31/2011         16.255590          16.521798        1,050,837.2854
01/01/2012 to 12/31/2012         16.521798          17.783373          985,274.0488
01/01/2013 to 12/31/2013         17.783373          17.183060          922,767.7111
01/01/2014 to 12/31/2014         17.183060          17.636801          802,358.6414
01/01/2015 to 12/31/2015         17.636801          17.375096          720,478.1829
01/01/2016 to 12/31/2016         17.375096          17.563105          639,476.3888
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777            2,891.9758
01/01/2013 to 12/31/2013         10.920777          10.271969              456.9505
01/01/2014 to 12/31/2014         10.271969          10.883696              420.3015
01/01/2015 to 12/31/2015         10.883696          10.767769            2,407.2744
01/01/2016 to 12/31/2016         10.767769          10.747188           10,517.0839
--------------------------       ---------          ---------           -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215816          10.745663              820.7364
01/01/2014 to 12/31/2014         10.745663          11.500391              815.2693
01/01/2015 to 12/31/2015         11.500391          11.187401            1,526.5079
01/01/2016 to 12/31/2016         11.187401          11.524039            1,514.9917
--------------------------       ---------          ---------           -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415          105,220.1731
01/01/2013 to 12/31/2013          1.067415           1.157842          145,342.8286
01/01/2014 to 12/31/2014          1.157842           1.228877          102,186.4976
01/01/2015 to 12/31/2015          1.228877           1.199939           48,613.0255
01/01/2016 to 12/31/2016          1.199939           1.248899           59,418.8069
--------------------------       ---------          ---------          ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.379115           8.543334        1,042,786.6640
01/01/2009 to 12/31/2009          8.543334          10.510685        1,136,777.6500
01/01/2010 to 12/31/2010         10.510685          11.621510        1,119,826.2723
01/01/2011 to 12/31/2011         11.621510          11.570323        1,033,528.6087
01/01/2012 to 12/31/2012         11.570323          12.861209          983,351.2189
01/01/2013 to 12/31/2013         12.861209          14.308123          954,998.6951
01/01/2014 to 12/31/2014         14.308123          14.914289          853,357.8596
01/01/2015 to 12/31/2015         14.914289          14.403802          755,938.6691
01/01/2016 to 12/31/2016         14.403802          15.010083          652,219.0048
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.758305           7.832534          497,895.0979
01/01/2009 to 12/31/2009          7.832534           9.961190          476,698.5500
01/01/2010 to 12/31/2010          9.961190          11.201872          392,553.3884
01/01/2011 to 12/31/2011         11.201872          10.800482          363,056.2511
01/01/2012 to 12/31/2012         10.800482          12.238157          350,212.5478
01/01/2013 to 12/31/2013         12.238157          14.234775          388,287.4615
01/01/2014 to 12/31/2014         14.234775          14.777130          272,643.6265
01/01/2015 to 12/31/2015         14.777130          14.220698          258,385.6096
01/01/2016 to 12/31/2016         14.220698          14.972728          236,013.8915
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.469091          57.693957          301,064.6925
01/01/2008 to 12/31/2008         57.693957          36.184576          283,445.3790
01/01/2009 to 12/31/2009         36.184576          42.202212          281,035.1100
01/01/2010 to 12/31/2010         42.202212          48.649688          252,278.2674
01/01/2011 to 12/31/2011         48.649688          46.004846          221,793.7791
01/01/2012 to 12/31/2012         46.004846          53.463670          199,990.4817
01/01/2013 to 12/31/2013         53.463670          70.456816          169,149.7215
01/01/2014 to 12/31/2014         70.456816          78.625612          145,046.0384
01/01/2015 to 12/31/2015         78.625612          74.677507          131,365.7998
01/01/2016 to 12/31/2016         74.677507          85.294928          116,586.9403
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.389616           9.721661        554,694.0244
01/01/2008 to 12/31/2008          9.721661           5.769878        517,904.2439
01/01/2009 to 12/31/2009          5.769878           8.268610        505,809.0000
01/01/2010 to 12/31/2010          8.268610          10.400548        433,724.9757
01/01/2011 to 12/31/2011         10.400548          10.077199        390,647.1803
01/01/2012 to 12/31/2012         10.077199          11.284630        348,179.1289
01/01/2013 to 12/31/2013         11.284630          15.183024        329,872.5419
01/01/2014 to 12/31/2014         15.183024          16.867677        285,643.0211
01/01/2015 to 12/31/2015         16.867677          17.725462        243,076.5228
01/01/2016 to 12/31/2016         17.725462          18.546927        223,043.1512
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.723843          13.953700         31,508.1897
01/01/2014 to 12/31/2014         13.953700          13.286377         29,932.4997
01/01/2015 to 12/31/2015         13.286377          12.804527         23,294.7140
01/01/2016 to 12/31/2016         12.804527          13.250987         20,735.2824
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088353           6.050764         34,300.0304
01/01/2009 to 12/31/2009          6.050764           8.497400         56,500.9100
01/01/2010 to 12/31/2010          8.497400           8.947948         61,591.2192
01/01/2011 to 12/31/2011          8.947948           7.555737         58,330.8930
01/01/2012 to 12/31/2012          7.555737           8.740852         57,760.0550
01/01/2013 to 04/26/2013          8.740852           9.062608              0.0000
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.266548          14.757461              0.0000
01/01/2010 to 12/31/2010         14.757461          15.359246          2,154.4895
01/01/2011 to 12/31/2011         15.359246          16.213088          2,268.7625
01/01/2012 to 12/31/2012         16.213088          16.542675          2,124.5269
01/01/2013 to 12/31/2013         16.542675          15.877502          2,795.5719
01/01/2014 to 12/31/2014         15.877502          16.495086          1,177.5716
01/01/2015 to 12/31/2015         16.495086          16.240346          3,965.8817
01/01/2016 to 12/31/2016         16.240346          16.332361          2,746.2478
--------------------------       ---------          ---------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.341366          10.677005        201,616.3369
01/01/2008 to 12/31/2008         10.677005          10.790988        715,282.3957
01/01/2009 to 12/31/2009         10.790988          10.657244        464,993.6500
01/01/2010 to 12/31/2010         10.657244          10.498571        414,275.1903
01/01/2011 to 12/31/2011         10.498571          10.342686        764,619.1805
01/01/2012 to 12/31/2012         10.342686          10.187859        552,563.7801
01/01/2013 to 12/31/2013         10.187859          10.036175        433,344.9027
01/01/2014 to 12/31/2014         10.036175           9.886750        354,479.8730
01/01/2015 to 12/31/2015          9.886750           9.739549        308,417.7442
01/01/2016 to 12/31/2016          9.739549           9.605299        367,310.3312
--------------------------       ---------          ---------        ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.886776          17.734578         33,910.6835
01/01/2014 to 12/31/2014         17.734578          19.370628         31,777.2456
01/01/2015 to 12/31/2015         19.370628          19.579172         31,275.4680
01/01/2016 to 12/31/2016         19.579172          20.282471         23,912.9451
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.733479          15.571869         50,752.3593
01/01/2008 to 12/31/2008         15.571869           7.930605         45,830.8352
01/01/2009 to 12/31/2009          7.930605          11.497328         43,082.2900
01/01/2010 to 12/31/2010         11.497328          14.402830         48,819.2104
01/01/2011 to 12/31/2011         14.402830          13.129568         38,252.6482
01/01/2012 to 12/31/2012         13.129568          13.711608         39,674.5083
01/01/2013 to 04/26/2013         13.711608          14.790750              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.818868          12.967866        368,620.0276
01/01/2008 to 12/31/2008         12.967866           8.105624        322,829.9963
01/01/2009 to 12/31/2009          8.105624          11.144049        297,532.7400
01/01/2010 to 12/31/2010         11.144049          12.220261        262,519.5050
01/01/2011 to 12/31/2011         12.220261          12.065387        247,284.9151
01/01/2012 to 12/31/2012         12.065387          13.733793        391,427.4677
01/01/2013 to 12/31/2013         13.733793          18.498998        341,449.7072
01/01/2014 to 12/31/2014         18.498998          19.816928        276,563.6259
01/01/2015 to 12/31/2015         19.816928          21.579412        244,821.0816
01/01/2016 to 12/31/2016         21.579412          21.230540        225,037.6713
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.565243           9.982197              0.0000
01/01/2008 to 12/31/2008          9.982197           5.722267          3,572.1645
01/01/2009 to 12/31/2009          5.722267           6.947752          2,223.9700
01/01/2010 to 12/31/2010          6.947752           7.897323         13,718.3566
01/01/2011 to 12/31/2011          7.897323           7.481251          2,441.1561
01/01/2012 to 12/31/2012          7.481251           8.303209          2,049.1484
01/01/2013 to 04/26/2013          8.303209           8.920338              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.123759          10.271393        484,864.5554
01/01/2008 to 12/31/2008         10.271393           5.469755        420,157.9012
01/01/2009 to 12/31/2009          5.469755           7.743159        393,920.1800
01/01/2010 to 12/31/2010          7.743159           8.344698        365,561.9551
01/01/2011 to 12/31/2011          8.344698           8.107217        316,152.4774
01/01/2012 to 04/27/2012          8.107217           9.117621              0.0000
--------------------------       ---------          ---------        ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.023482          16.497600        138,306.0015
01/01/2008 to 12/31/2008         16.497600           8.753944        125,712.3039
01/01/2009 to 12/31/2009          8.753944          12.176376        112,329.3100
01/01/2010 to 12/31/2010         12.176376          13.765675        101,744.5162
01/01/2011 to 12/31/2011         13.765675          14.441321         81,739.2408
01/01/2012 to 12/31/2012         14.441321          15.872717         75,930.7618
01/01/2013 to 12/31/2013         15.872717          21.345210         77,652.0461
01/01/2014 to 12/31/2014         21.345210          21.379396         68,790.4432
01/01/2015 to 12/31/2015         21.379396          19.025532         63,934.4231
01/01/2016 to 12/31/2016         19.025532          22.987809         59,935.6544
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.065452          10.134178                0.0000
01/01/2009 to 12/31/2009         10.134178          14.247829                0.0000
01/01/2010 to 12/31/2010         14.247829          17.206447            4,284.8612
01/01/2011 to 12/31/2011         17.206447          14.195811            2,370.6587
01/01/2012 to 12/31/2012         14.195811          16.487030            1,014.9286
01/01/2013 to 12/31/2013         16.487030          20.724638            8,150.1794
01/01/2014 to 12/31/2014         20.724638          19.049295            8,913.2395
01/01/2015 to 12/31/2015         19.049295          19.845665           12,164.7965
01/01/2016 to 12/31/2016         19.845665          20.689278           11,371.8969
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.654521          23.043498           45,175.9370
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         13.194952          16.165833           68,277.3000
01/01/2010 to 12/31/2010         16.165833          18.462348           68,865.5610
01/01/2011 to 12/31/2011         18.462348          17.301901           62,359.9727
01/01/2012 to 12/31/2012         17.301901          18.811597           53,826.8133
01/01/2013 to 12/31/2013         18.811597          24.593916           54,797.7333
01/01/2014 to 12/31/2014         24.593916          26.876234           45,231.1975
01/01/2015 to 12/31/2015         26.876234          26.409734           41,076.4335
01/01/2016 to 04/29/2016         26.409734          26.565924                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.545670          14.962968        1,152,933.2142
01/01/2008 to 12/31/2008         14.962968           8.923576        1,097,757.1175
01/01/2009 to 12/31/2009          8.923576          11.588607        1,070,302.8800
01/01/2010 to 12/31/2010         11.588607          12.765184          973,334.0886
01/01/2011 to 12/31/2011         12.765184          12.049965          894,456.8292
01/01/2012 to 12/31/2012         12.049965          13.377280          809,670.5725
01/01/2013 to 12/31/2013         13.377280          17.596592          699,262.9749
01/01/2014 to 12/31/2014         17.596592          19.145478          596,848.1110
01/01/2015 to 12/31/2015         19.145478          19.287919          517,753.4387
01/01/2016 to 12/31/2016         19.287919          20.359742          465,890.3899
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.886487          14.152003            3,375.5696
01/01/2015 to 12/31/2015         14.152003          13.859669           33,822.0390
01/01/2016 to 12/31/2016         13.859669          14.271834           39,039.3739
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.249987          14.638826        2,597,379.5785
01/01/2015 to 12/31/2015         14.638826          14.266092        2,268,299.2275
01/01/2016 to 12/31/2016         14.266092          14.909258        2,050,369.0765
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.135709          11.618345          272,319.2669
01/01/2008 to 12/31/2008         11.618345           9.081397          838,007.8450
01/01/2009 to 12/31/2009          9.081397          10.995591          860,798.3100
01/01/2010 to 12/31/2010         10.995591          12.012878        1,008,178.5767
01/01/2011 to 12/31/2011         12.012878          12.044499          993,130.1217
01/01/2012 to 12/31/2012         12.044499          13.158840        1,061,836.9462
01/01/2013 to 12/31/2013         13.158840          14.139905          889,036.8909
01/01/2014 to 04/25/2014         14.139905          14.251744                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.580662          12.115397        1,467,665.9997
01/01/2008 to 12/31/2008         12.115397           8.781314        1,932,347.3506
01/01/2009 to 12/31/2009          8.781314          10.907208        2,296,602.2900
01/01/2010 to 12/31/2010         10.907208          12.077193        2,467,160.9199
01/01/2011 to 12/31/2011         12.077193          11.883856        2,400,059.7351
01/01/2012 to 12/31/2012         11.883856          13.156910        2,404,835.6729
01/01/2013 to 12/31/2013         13.156910          14.804837        2,135,396.3557
01/01/2014 to 04/25/2014         14.804837          14.865707                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.173438          15.705589        6,200,222.6909
01/01/2015 to 12/31/2015         15.705589          15.275602        5,665,877.2824
01/01/2016 to 12/31/2016         15.275602          16.117392        5,070,982.7838
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.100171          12.501027        4,135,022.5397
01/01/2008 to 12/31/2008         12.501027           8.381568        7,963,229.5620
01/01/2009 to 12/31/2009          8.381568          10.596426        8,277,543.4200
01/01/2010 to 12/31/2010         10.596426          11.856876        8,471,676.7238
01/01/2011 to 12/31/2011         11.856876          11.481813        8,371,236.6921
01/01/2012 to 12/31/2012         11.481813          12.885624        7,676,522.2950
01/01/2013 to 12/31/2013         12.885624          15.158788        6,960,635.4078
01/01/2014 to 04/25/2014         15.158788          15.175309                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.641492          16.283470        5,805,793.4610
01/01/2015 to 12/31/2015         16.283470          15.768948        5,162,607.6262
01/01/2016 to 12/31/2016         15.768948          16.798777        4,809,877.9685
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.758172          13.158195        6,794,652.6944
01/01/2008 to 12/31/2008         13.158195           8.053398        9,481,073.2135
01/01/2009 to 12/31/2009          8.053398          10.321347        9,220,467.7200
01/01/2010 to 12/31/2010         10.321347          11.742704        8,661,917.9530
01/01/2011 to 12/31/2011         11.742704          11.120139        7,694,928.0420
01/01/2012 to 12/31/2012         11.120139          12.675696        7,109,081.3262
01/01/2013 to 12/31/2013         12.675696          15.722958        6,827,140.4029
01/01/2014 to 04/25/2014         15.722958          15.654494                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           7.028791          240,794.5202
01/01/2009 to 12/31/2009          7.028791           8.901095          423,205.5200
01/01/2010 to 12/31/2010          8.901095           9.649500          473,910.0378
01/01/2011 to 12/31/2011          9.649500           9.338777          454,750.1250
01/01/2012 to 12/31/2012          9.338777          10.682288          412,734.9681
01/01/2013 to 04/26/2013         10.682288          11.496400                0.0000
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.983256          13.681387          4,224.1100
01/01/2010 to 12/31/2010         13.681387          16.971030          2,205.1868
01/01/2011 to 12/31/2011         16.971030          16.344455         21,015.9214
01/01/2012 to 12/31/2012         16.344455          18.879777         22,744.6858
01/01/2013 to 12/31/2013         18.879777          24.690411         22,561.4683
01/01/2014 to 12/31/2014         24.690411          26.563509         23,350.1919
01/01/2015 to 12/31/2015         26.563509          25.467372         23,018.4328
01/01/2016 to 12/31/2016         25.467372          30.126619         22,605.5262
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.241076          13.691738         43,929.8394
01/01/2008 to 12/31/2008         13.691738           8.461905         49,406.5570
01/01/2009 to 12/31/2009          8.461905          10.496644         47,092.0600
01/01/2010 to 12/31/2010         10.496644          11.838816         71,841.8329
01/01/2011 to 12/31/2011         11.838816          11.853637         49,647.7229
01/01/2012 to 12/31/2012         11.853637          13.477764         39,936.5385
01/01/2013 to 12/31/2013         13.477764          17.485837         42,196.9201
01/01/2014 to 12/31/2014         17.485837          19.481836         37,767.8077
01/01/2015 to 12/31/2015         19.481836          19.367068         36,666.0483
01/01/2016 to 12/31/2016         19.367068          21.250388        108,482.5751
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.619904          21.741561        119,065.0672
01/01/2014 to 12/31/2014         21.741561          23.680015        113,818.6660
01/01/2015 to 12/31/2015         23.680015          23.242429        113,564.8551
01/01/2016 to 12/31/2016         23.242429          26.123767        104,933.3066
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           6.595589         27,751.7725
01/01/2009 to 12/31/2009          6.595589           8.114223         81,283.8900
01/01/2010 to 12/31/2010          8.114223           8.874608        162,923.4627
01/01/2011 to 12/31/2011          8.874608           8.694938        192,527.6359
01/01/2012 to 12/31/2012          8.694938           9.756735        164,381.2023
01/01/2013 to 04/26/2013          9.756735          10.684230              0.0000
--------------------------       ---------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          9.131939          11.760063             92.1200
01/01/2010 to 12/31/2010         11.760063          12.484561             91.3121
01/01/2011 to 12/31/2011         12.484561          10.742849         25,564.5445
01/01/2012 to 12/31/2012         10.742849          12.480517         25,409.4885
01/01/2013 to 12/31/2013         12.480517          14.930364         25,728.1702
01/01/2014 to 12/31/2014         14.930364          13.776962         25,165.2011
01/01/2015 to 12/31/2015         13.776962          13.393937         24,934.1252
01/01/2016 to 12/31/2016         13.393937          13.322337         25,264.0225
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.816384          24.729525         50,776.6449
01/01/2014 to 12/31/2014         24.729525          24.288137         42,539.5102
01/01/2015 to 12/31/2015         24.288137          24.017442         36,519.3783
01/01/2016 to 12/31/2016         24.017442          28.011950         31,885.2153
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.288783          15.610081         81,786.3092
01/01/2008 to 12/31/2008         15.610081           9.487441         83,560.4552
01/01/2009 to 12/31/2009          9.487441          12.782003         74,735.6300
01/01/2010 to 12/31/2010         12.782003          15.470184         70,260.6369
01/01/2011 to 12/31/2011         15.470184          14.436229         57,994.0082
01/01/2012 to 12/31/2012         14.436229          14.971828         55,239.1681
01/01/2013 to 04/26/2013         14.971828          16.228423              0.0000
--------------------------       ---------          ---------         -----------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.320010          13.923948              0.0000
01/01/2010 to 12/31/2010         13.923948          17.358023              0.0000
01/01/2011 to 12/31/2011         17.358023          16.360040         15,021.2385
01/01/2012 to 12/31/2012         16.360040          18.684873         14,934.4322
01/01/2013 to 12/31/2013         18.684873          25.423644         20,528.6387
01/01/2014 to 12/31/2014         25.423644          26.229772         15,936.0989
01/01/2015 to 12/31/2015         26.229772          24.667062         16,845.3754
01/01/2016 to 12/31/2016         24.667062          29.384687         17,486.3848
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.174486          21.671233        364,014.9660
01/01/2014 to 12/31/2014         21.671233          23.232801        301,779.8138
01/01/2015 to 12/31/2015         23.232801          25.292922        277,465.6867
01/01/2016 to 12/31/2016         25.292922          25.298016        247,553.8397
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          4.917987           6.371552        109,984.5428
01/01/2008 to 12/31/2008          6.371552           3.486398        108,723.6136
01/01/2009 to 12/31/2009          3.486398           5.460004        110,560.0000
01/01/2010 to 12/31/2010          5.460004           6.868157        108,078.6265
01/01/2011 to 12/31/2011          6.868157           6.096585         97,685.7903
01/01/2012 to 12/31/2012          6.096585           6.733097         88,731.7846
01/01/2013 to 04/26/2013          6.733097           7.038704              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.621630          14.769812            336.3500
01/01/2010 to 12/31/2010         14.769812          18.773125            715.3678
01/01/2011 to 12/31/2011         18.773125          15.410303          1,738.1691
01/01/2012 to 12/31/2012         15.410303          15.571040          2,586.5781
01/01/2013 to 12/31/2013         15.571040          16.988928          2,677.6384
01/01/2014 to 12/31/2014         16.988928          13.585593          3,145.2744
01/01/2015 to 12/31/2015         13.585593           8.999092          4,929.9869
01/01/2016 to 12/31/2016          8.999092          12.742764          3,705.1550
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.353239          30.425544        145,566.0186
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.435781          19.349333           361,612.0880
01/01/2008 to 12/31/2008      19.349333          15.514573           322,654.8108
01/01/2009 to 12/31/2009      15.514573          20.903878           347,416.7100
01/01/2010 to 12/31/2010      20.903878          23.262748           326,466.1897
01/01/2011 to 12/31/2011      23.262748          23.939057           252,962.8455
01/01/2012 to 12/31/2012      23.939057          26.633903           225,915.0404
01/01/2013 to 12/31/2013      26.633903          28.330869           198,210.4588
01/01/2014 to 12/31/2014      28.330869          29.256807           173,648.5171
01/01/2015 to 12/31/2015      29.256807          28.194523           151,986.8600
01/01/2016 to 04/29/2016      28.194523          29.041900                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      29.952433          31.073820            23,524.9894
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.797967          12.384163             1,655.1224
01/01/2011 to 12/31/2011      12.384163          12.622049            10,678.0523
01/01/2012 to 12/31/2012      12.622049          13.857398             9,824.2952
01/01/2013 to 12/31/2013      13.857398          13.843687            39,725.1456
01/01/2014 to 12/31/2014      13.843687          14.243449            61,854.0269
01/01/2015 to 12/31/2015      14.243449          13.826900            57,803.0190
01/01/2016 to 04/29/2016      13.826900          14.165112                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.981559          16.377312             3,255.8265
01/01/2008 to 12/31/2008      16.377312          16.046974             4,057.3252
01/01/2009 to 12/31/2009      16.046974          16.453082             2,966.3700
01/01/2010 to 12/31/2010      16.453082          17.098382             2,977.7233
01/01/2011 to 12/31/2011      17.098382          17.731455            24,197.1499
01/01/2012 to 12/31/2012      17.731455          17.998404            23,974.6070
01/01/2013 to 12/31/2013      17.998404          17.569928            23,388.1278
01/01/2014 to 12/31/2014      17.569928          17.749720            19,596.7357
01/01/2015 to 12/31/2015      17.749720          17.539143            20,334.1059
01/01/2016 to 12/31/2016      17.539143          17.454474             2,551.7587

CLASS VA



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.203841          10.541615           59,524.5328
01/01/2013 to 12/31/2013         10.541615          11.536399           36,221.8575
01/01/2014 to 12/31/2014         11.536399          12.193645           33,023.3202
01/01/2015 to 12/31/2015         12.193645          12.075643           38,758.8824
01/01/2016 to 12/31/2016         12.075643          12.317477           43,303.7354
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332                0.0000
01/01/2015 to 12/31/2015          1.039332           1.013279            6,112.7026
01/01/2016 to 12/31/2016          1.013279           1.017598           29,346.1489
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008301           7.004420          955,843.4372
01/01/2009 to 12/31/2009          7.004420           8.919228        1,905,797.4800
01/01/2010 to 12/31/2010          8.919228           9.850085        1,947,629.4852
01/01/2011 to 12/31/2011          9.850085           9.492567        1,976,358.8441
01/01/2012 to 12/31/2012          9.492567          10.610225        1,971,182.3490
01/01/2013 to 12/31/2013         10.610225          12.383129        1,826,285.4143
01/01/2014 to 12/31/2014         12.383129          12.930227        1,710,865.2948
01/01/2015 to 12/31/2015         12.930227          12.641528        1,620,524.8038
01/01/2016 to 12/31/2016         12.641528          13.419198        1,517,455.7686
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998301           6.353235        1,496,398.9647
01/01/2009 to 12/31/2009          6.353235           8.384885        2,286,129.1700
01/01/2010 to 12/31/2010          8.384885           9.369155        2,817,663.2734
01/01/2011 to 12/31/2011          9.369155           8.788721        2,687,079.2258
01/01/2012 to 12/31/2012          8.788721          10.051050        2,463,887.8125
01/01/2013 to 12/31/2013         10.051050          12.381326        2,290,343.0820
01/01/2014 to 12/31/2014         12.381326          12.969620        2,373,454.5448
01/01/2015 to 12/31/2015         12.969620          12.673624        2,329,429.6381
01/01/2016 to 12/31/2016         12.673624          13.596634        2,212,877.2558
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988302           5.753720          146,286.6549
01/01/2009 to 12/31/2009          5.753720           7.868382          346,028.4400
01/01/2010 to 12/31/2010          7.868382           9.167241          314,921.7158
01/01/2011 to 12/31/2011          9.167241           8.611175          311,322.9060
01/01/2012 to 12/31/2012          8.611175           9.954287          272,023.2623
01/01/2013 to 12/31/2013          9.954287          12.720561          231,132.7579
01/01/2014 to 12/31/2014         12.720561          13.549906          203,750.2118
01/01/2015 to 12/31/2015         13.549906          14.207554          217,568.4659
01/01/2016 to 12/31/2016         14.207554          15.261949          204,388.1148
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018301           7.677443        1,127,576.6519
01/01/2009 to 12/31/2009          7.677443           9.327990        1,859,549.7100
01/01/2010 to 12/31/2010          9.327990          10.094473        1,926,725.3738
01/01/2011 to 12/31/2011         10.094473           9.958552        1,676,503.4235
01/01/2012 to 12/31/2012          9.958552          10.867339        1,398,534.9254
01/01/2013 to 12/31/2013         10.867339          12.146937        1,226,806.7707
01/01/2014 to 12/31/2014         12.146937          12.689029        1,179,823.5161
01/01/2015 to 12/31/2015         12.689029          12.403158        1,070,932.1847
01/01/2016 to 12/31/2016         12.403158          13.068866          996,034.0864
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.136121          11.531416          68,110.7451
01/01/2013 to 12/31/2013          11.531416          10.969004          58,404.6156
01/01/2014 to 12/31/2014          10.969004          11.232053          55,291.4275
01/01/2015 to 12/31/2015          11.232053          10.000546          67,078.1874
01/01/2016 to 12/31/2016          10.000546          10.729114          53,338.3476
--------------------------        ---------          ---------          -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           9.959161          10.271320          75,800.2199
01/01/2013 to 12/31/2013          10.271320          11.155889         159,477.3147
01/01/2014 to 12/31/2014          11.155889          11.634125         274,070.3383
01/01/2015 to 12/31/2015          11.634125          11.442731         320,626.0907
01/01/2016 to 12/31/2016          11.442731          11.766019         295,178.6529
--------------------------        ---------          ---------         ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.521641          12.346921           1,050.4642
01/01/2009 to 12/31/2009          12.346921          17.828224          62,347.0700
01/01/2010 to 12/31/2010          17.828224          20.322814          96,853.0405
01/01/2011 to 12/31/2011          20.322814          20.480040          37,350.0527
01/01/2012 to 12/31/2012          20.480040          23.499166          36,230.1210
01/01/2013 to 12/31/2013          23.499166          25.297280          38,151.8512
01/01/2014 to 12/31/2014          25.297280          25.728991          38,934.9059
01/01/2015 to 12/31/2015          25.728991          24.307983          37,720.4638
01/01/2016 to 12/31/2016          24.307983          27.279691          33,782.7707
--------------------------        ---------          ---------         ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.374246          16.212180         296,865.2128
01/01/2008 to 12/31/2008          16.212180           9.310030         272,766.8610
01/01/2009 to 12/31/2009           9.310030          12.350911         276,749.2300
01/01/2010 to 12/31/2010          12.350911          14.119798         240,895.6367
01/01/2011 to 12/31/2011          14.119798          13.126372         230,365.7004
01/01/2012 to 12/31/2012          13.126372          16.282280         207,750.3041
01/01/2013 to 12/31/2013          16.282280          16.600277         202,112.5575
01/01/2014 to 12/31/2014          16.600277          18.513524         214,136.9059
01/01/2015 to 12/31/2015          18.513524          17.973286         159,397.7474
01/01/2016 to 12/31/2016          17.973286          17.851529         152,235.4231
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.722873           7.775812       1,132,131.2474
01/01/2008 to 12/31/2008           7.775812           4.666062       1,000,363.5154
01/01/2009 to 12/31/2009           4.666062           6.108653         926,110.6800
01/01/2010 to 12/31/2010           6.108653           7.445477         792,115.7498
01/01/2011 to 12/31/2011           7.445477           7.569276         987,716.1050
01/01/2012 to 12/31/2012           7.569276           8.831514         889,674.6582
01/01/2013 to 12/31/2013           8.831514          12.661135         775,042.2623
01/01/2014 to 12/31/2014          12.661135          14.821679         715,108.2165
01/01/2015 to 12/31/2015          14.821679          14.004631         644,470.0476
01/01/2016 to 12/31/2016          14.004631          14.158857         590,531.9826
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         144.950960         148.918147               0.0000
01/01/2011 to 12/31/2011         148.918147         135.568725             295.6237
01/01/2012 to 12/31/2012         135.568725         163.525609           1,460.4416
01/01/2013 to 12/31/2013         163.525609         207.359268           4,776.4480
01/01/2014 to 04/25/2014         207.359268         215.822643               0.0000
--------------------------       ----------         ----------       --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.148484          10.327747          357,208.5561
01/01/2008 to 12/31/2008         10.327747           4.614768          397,019.5508
01/01/2009 to 12/31/2009          4.614768           6.269067          404,485.0000
01/01/2010 to 12/31/2010          6.269067           6.625444          357,682.8321
01/01/2011 to 04/29/2011          6.625444           7.041458                0.0000
--------------------------       ---------          ---------          ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.097059          15.323863          344,335.6135
01/01/2008 to 12/31/2008         15.323863           9.644499          240,041.7492
01/01/2009 to 12/31/2009          9.644499          12.563686          157,907.5200
01/01/2010 to 12/31/2010         12.563686          15.368239          124,562.1973
01/01/2011 to 12/31/2011         15.368239          14.180003          106,829.9427
01/01/2012 to 12/31/2012         14.180003          16.490228          101,588.8933
01/01/2013 to 12/31/2013         16.490228          21.538023           69,225.0241
01/01/2014 to 12/31/2014         21.538023          24.012189           63,894.6203
01/01/2015 to 12/31/2015         24.012189          21.486918           69,446.3544
01/01/2016 to 12/31/2016         21.486918          23.945575           60,080.9011
--------------------------       ---------          ---------          ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.841608          19.316263          612,651.8756
01/01/2008 to 12/31/2008         19.316263          11.242663          424,126.3200
01/01/2009 to 12/31/2009         11.242663          17.165018          373,920.8600
01/01/2010 to 12/31/2010         17.165018          19.676322          339,146.0570
01/01/2011 to 12/31/2011         19.676322          16.612290          288,623.6657
01/01/2012 to 12/31/2012         16.612290          21.139984          261,418.3372
01/01/2013 to 12/31/2013         21.139984          27.161345          221,913.1567
01/01/2014 to 12/31/2014         27.161345          25.195123          219,997.1759
01/01/2015 to 12/31/2015         25.195123          23.685785          210,970.6702
01/01/2016 to 12/31/2016         23.685785          25.228651          192,959.7392
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910          788,059.5045
01/01/2013 to 12/31/2013          1.046910           1.049991        1,179,380.9298
01/01/2014 to 12/31/2014          1.049991           1.091538        1,051,686.1128
01/01/2015 to 12/31/2015          1.091538           1.029557          959,575.7660
01/01/2016 to 12/31/2016          1.029557           1.132497        1,005,659.1375
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.959052          11.480694          250,040.9111
01/01/2008 to 12/31/2008         11.480694           7.244190          268,990.4271
01/01/2009 to 12/31/2009          7.244190           9.028080          248,012.0600
01/01/2010 to 12/31/2010          9.028080          10.209672          304,913.0645
01/01/2011 to 12/31/2011         10.209672           9.903871          259,017.2604
01/01/2012 to 12/31/2012          9.903871          11.548197          212,872.4303
01/01/2013 to 12/31/2013         11.548197          15.394522          214,901.5361
01/01/2014 to 12/31/2014         15.394522          16.569280          202,506.1390
01/01/2015 to 12/31/2015         16.569280          15.340294          213,583.0685
01/01/2016 to 12/31/2016         15.340294          17.717108          140,193.5097
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         25.142312          16.548422        294,989.3528
01/01/2009 to 12/31/2009         16.548422          20.617392        284,413.5500
01/01/2010 to 12/31/2010         20.617392          25.482748        252,852.3917
01/01/2011 to 12/31/2011         25.482748          24.163669        228,905.9807
01/01/2012 to 12/31/2012         24.163669          27.286655        206,980.4171
01/01/2013 to 12/31/2013         27.286655          35.009194        181,363.9431
01/01/2014 to 12/31/2014         35.009194          37.794846        163,192.9543
01/01/2015 to 12/31/2015         37.794846          33.871234        148,129.3582
01/01/2016 to 12/31/2016         33.871234          38.520988        136,330.0587
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.524142          15.882719        454,153.4011
01/01/2008 to 12/31/2008         15.882719           9.581346        412,600.5895
01/01/2009 to 12/31/2009          9.581346          12.624541        386,283.9800
01/01/2010 to 12/31/2010         12.624541          15.685173        333,357.9880
01/01/2011 to 12/31/2011         15.685173          15.277443        288,892.2802
01/01/2012 to 12/31/2012         15.277443          17.783449        247,602.7989
01/01/2013 to 12/31/2013         17.783449          24.544872        220,633.8197
01/01/2014 to 12/31/2014         24.544872          26.079209        191,304.8335
01/01/2015 to 12/31/2015         26.079209          25.239059        178,301.6002
01/01/2016 to 12/31/2016         25.239059          27.692495        174,581.0684
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.148910          10.594613        121,503.5234
01/01/2014 to 12/31/2014         10.594613          10.962847        116,800.1888
01/01/2015 to 12/31/2015         10.962847          10.846366        208,060.2342
01/01/2016 to 12/31/2016         10.846366          10.917691        145,052.4697
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038300           8.943139         46,839.5498
01/01/2009 to 12/31/2009          8.943139           9.873009        112,898.9900
01/01/2010 to 12/31/2010          9.873009          10.314243        153,300.1883
01/01/2011 to 12/31/2011         10.314243          10.743934        219,344.8366
01/01/2012 to 12/31/2012         10.743934          11.097843        138,170.4775
01/01/2013 to 04/26/2013         11.097843          11.069111              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         62,070.5999
01/01/2013 to 12/31/2013          1.048954           1.146295        222,261.1257
01/01/2014 to 12/31/2014          1.146295           1.207398        335,719.4931
01/01/2015 to 12/31/2015          1.207398           1.199459        839,723.9710
01/01/2016 to 12/31/2016          1.199459           1.215296        757,334.5545
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.329074          13.001983        108,711.2677
01/01/2008 to 12/31/2008         13.001983           7.775588        169,321.2558
01/01/2009 to 12/31/2009          7.775588          10.781012        149,217.3400
01/01/2010 to 12/31/2010         10.781012          12.952026        136,322.4111
01/01/2011 to 12/31/2011         12.952026          12.564113        141,859.5060
01/01/2012 to 12/31/2012         12.564113          14.464335        110,727.3157
01/01/2013 to 12/31/2013         14.464335          16.681271         87,614.5439
01/01/2014 to 12/31/2014         16.681271          16.994178         66,555.7148
01/01/2015 to 12/31/2015         16.994178          16.938228         70,571.5679
01/01/2016 to 12/31/2016         16.938228          17.474437         61,542.4059
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.467975          14.080259           77,966.6976
01/01/2008 to 12/31/2008         14.080259           6.164667          364,125.2526
01/01/2009 to 12/31/2009          6.164667          10.254869          410,476.1700
01/01/2010 to 12/31/2010         10.254869          12.485909          410,275.0363
01/01/2011 to 12/31/2011         12.485909           9.994683          382,555.7221
01/01/2012 to 12/31/2012          9.994683          11.699610          353,069.8090
01/01/2013 to 12/31/2013         11.699610          10.945850          349,212.7922
01/01/2014 to 12/31/2014         10.945850          10.074676          351,407.3540
01/01/2015 to 12/31/2015         10.074676           8.549479          329,244.9945
01/01/2016 to 12/31/2016          8.549479           9.386232          321,890.1046
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997877          10.212345            6,039.9426
01/01/2011 to 12/31/2011         10.212345          10.257514           24,923.2211
01/01/2012 to 12/31/2012         10.257514          10.839267           27,652.8566
01/01/2013 to 12/31/2013         10.839267          11.081973           55,509.9936
01/01/2014 to 12/31/2014         11.081973          10.991845           39,286.8888
01/01/2015 to 12/31/2015         10.991845          10.732412           23,001.0540
01/01/2016 to 12/31/2016         10.732412          11.546814           28,168.9663
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987878           9.757096           91,632.1430
01/01/2012 to 12/31/2012          9.757096          10.028733           72,506.4837
01/01/2013 to 12/31/2013         10.028733           9.989104           87,393.6539
01/01/2014 to 12/31/2014          9.989104           9.939505          114,407.0595
01/01/2015 to 12/31/2015          9.939505           9.725711          141,187.0018
01/01/2016 to 12/31/2016          9.725711           9.876187          127,237.9959
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998301          10.886207                0.0000
01/01/2010 to 12/31/2010         10.886207          12.170430            5,950.1434
01/01/2011 to 12/31/2011         12.170430          11.943992           11,007.6424
01/01/2012 to 12/31/2012         11.943992          13.439500            9,315.4374
01/01/2013 to 12/31/2013         13.439500          13.370076           11,030.7084
01/01/2014 to 12/31/2014         13.370076          13.314584            9,066.3898
01/01/2015 to 12/31/2015         13.314584          12.564443            7,805.2144
01/01/2016 to 12/31/2016         12.564443          12.479398            8,287.2487
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.000581          13.169061          841,388.5477
01/01/2008 to 12/31/2008         13.169061           7.674018        1,535,912.6750
01/01/2009 to 12/31/2009          7.674018          10.022737        1,400,066.7100
01/01/2010 to 12/31/2010         10.022737          11.497114        1,364,615.6660
01/01/2011 to 12/31/2011         11.497114          10.666773          936,437.0345
01/01/2012 to 12/31/2012         10.666773          12.260127          839,062.7299
01/01/2013 to 12/31/2013         12.260127          15.633590          777,351.3200
01/01/2014 to 12/31/2014         15.633590          16.176434          616,866.3906
01/01/2015 to 12/31/2015         16.176434          15.607765          583,894.4452
01/01/2016 to 12/31/2016         15.607765          16.747474          441,936.2983
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.986072          10.438856           23,487.6249
01/01/2013 to 12/31/2013         10.438856          11.754454           95,553.5466
01/01/2014 to 12/31/2014         11.754454          12.690330           99,759.8163
01/01/2015 to 12/31/2015         12.690330          11.984397          111,978.5674
01/01/2016 to 12/31/2016         11.984397          12.787154          120,705.2240
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041                0.0000
01/01/2014 to 12/31/2014          1.127041           1.212477           65,724.1605
01/01/2015 to 12/31/2015          1.212477           1.179361          356,048.5468
01/01/2016 to 12/31/2016          1.179361           1.211868          289,307.3554
--------------------------        --------           --------          ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.067717          17.250907          491,801.0641
01/01/2008 to 12/31/2008         17.250907          11.919451          361,320.7979
01/01/2009 to 12/31/2009         11.919451          14.840417          328,782.6600
01/01/2010 to 12/31/2010         14.840417          17.519779          289,746.7062
01/01/2011 to 12/31/2011         17.519779          15.700881          254,413.5291
01/01/2012 to 12/31/2012         15.700881          18.238666          230,462.4788
01/01/2013 to 12/31/2013         18.238666          23.785204          174,443.6760
01/01/2014 to 12/31/2014         23.785204          23.821107          149,731.4938
01/01/2015 to 12/31/2015         23.821107          22.186163          133,505.4402
01/01/2016 to 12/31/2016         22.186163          28.672749          113,365.0930
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.908560          17.753236          652,235.7138
01/01/2008 to 12/31/2008         17.753236          10.079197          596,720.4093
01/01/2009 to 12/31/2009         10.079197          13.063369          540,968.0700
01/01/2010 to 12/31/2010         13.063369          14.336647          491,102.2681
01/01/2011 to 12/31/2011         14.336647          12.610368          452,308.2946
01/01/2012 to 12/31/2012         12.610368          14.497083          418,999.9565
01/01/2013 to 12/31/2013         14.497083          17.025678          363,367.1525
01/01/2014 to 12/31/2014         17.025678          15.598789          330,191.4479
01/01/2015 to 12/31/2015         15.598789          15.086420          306,172.7989
01/01/2016 to 12/31/2016         15.086420          14.724356          294,860.3479
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516                0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815                0.0000
01/01/2016 to 12/31/2016          0.962815           1.053457                0.0000
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.042066          12.045226          432,594.9317
01/01/2008 to 12/31/2008         12.045226          11.042431          384,673.7109
01/01/2009 to 12/31/2009         11.042431          12.834995          462,144.7100
01/01/2010 to 12/31/2010         12.834995          13.618440          474,352.0973
01/01/2011 to 12/31/2011         13.618440          14.903492          444,779.5970
01/01/2012 to 12/31/2012         14.903492          16.013001          422,754.5344
01/01/2013 to 12/31/2013         16.013001          14.304314          328,697.5153
01/01/2014 to 12/31/2014         14.304314          14.491787          288,900.9516
01/01/2015 to 12/31/2015         14.491787          13.825127          255,596.5978
01/01/2016 to 12/31/2016         13.825127          14.290930          238,717.0241
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.456484          13.191600        1,271,672.9875
01/01/2008 to 12/31/2008         13.191600          13.041402        1,126,122.6669
01/01/2009 to 12/31/2009         13.041402          15.155905        1,338,326.3400
01/01/2010 to 12/31/2010         15.155905          16.142116        1,292,032.1519
01/01/2011 to 12/31/2011         16.142116          16.398294        1,192,865.4435
01/01/2012 to 12/31/2012         16.398294          17.641576        1,145,734.6700
01/01/2013 to 12/31/2013         17.641576          17.037533        1,046,588.4881
01/01/2014 to 12/31/2014         17.037533          17.478695          876,449.6340
01/01/2015 to 12/31/2015         17.478695          17.210733          741,494.2528
01/01/2016 to 12/31/2016         17.210733          17.388274          669,148.9329
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.756296          10.911620          6,476.7238
01/01/2013 to 12/31/2013         10.911620          10.258227              0.0000
01/01/2014 to 12/31/2014         10.258227          10.863707            786.7459
01/01/2015 to 12/31/2015         10.863707          10.742623          9,706.4907
01/01/2016 to 12/31/2016         10.742623          10.716734         31,806.4985
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215677          10.741899          2,754.7806
01/01/2014 to 12/31/2014         10.741899          11.490620          7,922.8233
01/01/2015 to 12/31/2015         11.490620          11.172311         37,538.5190
01/01/2016 to 12/31/2016         11.172311          11.502747         33,805.7209
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048        102,507.6832
01/01/2013 to 12/31/2013          1.067048           1.156866         90,431.3613
01/01/2014 to 12/31/2014          1.156866           1.227228        121,820.1471
01/01/2015 to 12/31/2015          1.227228           1.197730        123,211.9457
01/01/2016 to 12/31/2016          1.197730           1.245977         67,341.1600
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.366070           8.529438        115,046.5345
01/01/2009 to 12/31/2009          8.529438          10.488347        232,249.8700
01/01/2010 to 12/31/2010         10.488347          11.591023        287,201.3153
01/01/2011 to 12/31/2011         11.591023          11.534218        240,756.1157
01/01/2012 to 12/31/2012         11.534218          12.814640        200,506.0584
01/01/2013 to 12/31/2013         12.814640          14.249194        159,708.6713
01/01/2014 to 12/31/2014         14.249194          14.845443        154,433.3538
01/01/2015 to 12/31/2015         14.845443          14.330148        146,640.4199
01/01/2016 to 12/31/2016         14.330148          14.925871        145,163.9856
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.746225           7.819791         35,040.3316
01/01/2009 to 12/31/2009          7.819791           9.940016         78,382.7900
01/01/2010 to 12/31/2010          9.940016          11.172483        207,630.6194
01/01/2011 to 12/31/2011         11.172483          10.766774        210,262.8165
01/01/2012 to 12/31/2012         10.766774          12.193838        170,007.8619
01/01/2013 to 12/31/2013         12.193838          14.176143        116,431.9234
01/01/2014 to 12/31/2014         14.176143          14.708912        157,390.2312
01/01/2015 to 12/31/2015         14.708912          14.147975        147,543.4499
01/01/2016 to 12/31/2016         14.147975          14.888720        136,682.0295
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.187289          57.377185        486,247.6436
01/01/2008 to 12/31/2008         57.377185          35.967814        411,273.3121
01/01/2009 to 12/31/2009         35.967814          41.928431        395,436.6000
01/01/2010 to 12/31/2010         41.928431          48.309957        368,915.5742
01/01/2011 to 12/31/2011         48.309957          45.660800        327,734.0317
01/01/2012 to 12/31/2012         45.660800          53.037202        287,622.0925
01/01/2013 to 12/31/2013         53.037202          69.859904        250,679.3885
01/01/2014 to 12/31/2014         69.859904          77.920551        217,560.0163
01/01/2015 to 12/31/2015         77.920551          73.970867        198,848.7158
01/01/2016 to 12/31/2016         73.970867          84.445625        176,562.6328
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.347710           9.668240          663,347.2356
01/01/2008 to 12/31/2008          9.668240           5.735290          573,694.3598
01/01/2009 to 12/31/2009          5.735290           8.214937          597,489.2400
01/01/2010 to 12/31/2010          8.214937          10.327880          562,329.8372
01/01/2011 to 12/31/2011         10.327880          10.001799          503,082.1328
01/01/2012 to 12/31/2012         10.001799          11.194572          449,918.8428
01/01/2013 to 12/31/2013         11.194572          15.054336          415,092.9530
01/01/2014 to 12/31/2014         15.054336          16.716356          319,662.6802
01/01/2015 to 12/31/2015         16.716356          17.557671          298,017.7516
01/01/2016 to 12/31/2016         17.557671          18.362182          262,004.1965
--------------------------       ---------          ---------          ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.935607          15.277449          192,488.4935
01/01/2014 to 12/31/2014         15.277449          14.539548          187,807.2959
01/01/2015 to 12/31/2015         14.539548          14.005246          184,856.7534
01/01/2016 to 12/31/2016         14.005246          14.486334          177,379.1753
--------------------------       ---------          ---------          ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088298           6.048679           88,636.9687
01/01/2009 to 12/31/2009          6.048679           8.490229          253,027.1900
01/01/2010 to 12/31/2010          8.490229           8.935936          251,717.4143
01/01/2011 to 12/31/2011          8.935936           7.541827          255,756.1243
01/01/2012 to 12/31/2012          7.541827           8.720379          229,064.7049
01/01/2013 to 04/26/2013          8.720379           9.039946                0.0000
--------------------------       ---------          ---------          ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.191970          14.675475            5,525.9400
01/01/2010 to 12/31/2010         14.675475          15.266288            8,220.3652
01/01/2011 to 12/31/2011         15.266288          16.106936           12,950.0858
01/01/2012 to 12/31/2012         16.106936          16.426112            9,286.0906
01/01/2013 to 12/31/2013         16.426112          15.757749           36,995.0079
01/01/2014 to 12/31/2014         15.757749          16.362498           40,853.4368
01/01/2015 to 12/31/2015         16.362498          16.101757           39,077.4757
01/01/2016 to 12/31/2016         16.101757          16.184897           10,074.0474
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.289723          10.618348        1,169,493.5887
01/01/2008 to 12/31/2008         10.618348          10.726329        2,284,101.6264
01/01/2009 to 12/31/2009         10.726329          10.588094        1,525,154.2500
01/01/2010 to 12/31/2010         10.588094          10.425239        1,205,546.9615
01/01/2011 to 12/31/2011         10.425239          10.265326          942,625.3766
01/01/2012 to 12/31/2012         10.265326          10.106578        1,086,706.2707
01/01/2013 to 12/31/2013         10.106578           9.951130          792,241.1538
01/01/2014 to 12/31/2014          9.951130           9.798073          728,579.0273
01/01/2015 to 12/31/2015          9.798073           9.647370          553,699.2579
01/01/2016 to 12/31/2016          9.647370           9.509638          430,954.4504
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.819915          17.648988           63,399.9737
01/01/2014 to 12/31/2014         17.648988          19.267510           45,332.7249
01/01/2015 to 12/31/2015         19.267510          19.465214           43,015.5202
01/01/2016 to 12/31/2016         19.465214          20.154346           41,501.3431
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.716515          15.543311        134,321.4342
01/01/2008 to 12/31/2008         15.543311           7.912081        166,760.8015
01/01/2009 to 12/31/2009          7.912081          11.464744        131,729.3500
01/01/2010 to 12/31/2010         11.464744          14.354847         75,894.6757
01/01/2011 to 12/31/2011         14.354847          13.079300         95,516.9448
01/01/2012 to 12/31/2012         13.079300          13.652250         81,391.2387
01/01/2013 to 04/26/2013         13.652250          14.724380              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.779506          12.918182        451,175.1090
01/01/2008 to 12/31/2008         12.918182           8.070513        433,623.7697
01/01/2009 to 12/31/2009          8.070513          11.090236        363,240.7200
01/01/2010 to 12/31/2010         11.090236          12.155181        344,473.9317
01/01/2011 to 12/31/2011         12.155181          11.995148        324,999.5625
01/01/2012 to 12/31/2012         11.995148          13.646987        544,829.0387
01/01/2013 to 12/31/2013         13.646987          18.372896        462,359.5514
01/01/2014 to 12/31/2014         18.372896          19.672009        405,129.0160
01/01/2015 to 12/31/2015         19.672009          21.410904        349,058.0769
01/01/2016 to 12/31/2016         21.410904          21.054233        307,976.1702
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.565084           9.981362         50,306.4617
01/01/2008 to 12/31/2008          9.981362           5.718913        350,930.5917
01/01/2009 to 12/31/2009          5.718913           6.940210        194,389.4800
01/01/2010 to 12/31/2010          6.940210           7.884813        154,646.0355
01/01/2011 to 12/31/2011          7.884813           7.465675        218,057.8904
01/01/2012 to 12/31/2012          7.465675           8.281762        145,710.4554
01/01/2013 to 04/26/2013          8.281762           8.895884              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.078212          10.214981        762,423.8995
01/01/2008 to 12/31/2008         10.214981           5.436980        679,472.6189
01/01/2009 to 12/31/2009          5.436980           7.692918        545,880.7200
01/01/2010 to 12/31/2010          7.692918           8.286415        492,118.1202
01/01/2011 to 12/31/2011          8.286415           8.046579        434,488.9432
01/01/2012 to 04/27/2012          8.046579           9.047954              0.0000
--------------------------       ---------          ---------        ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.933554          16.407030        360,709.1911
01/01/2008 to 12/31/2008         16.407030           8.701509        297,363.5059
01/01/2009 to 12/31/2009          8.701509          12.097394        272,777.0400
01/01/2010 to 12/31/2010         12.097394          13.669557        225,373.0875
01/01/2011 to 12/31/2011         13.669557          14.333336        234,294.1868
01/01/2012 to 12/31/2012         14.333336          15.746118        196,773.5114
01/01/2013 to 12/31/2013         15.746118          21.164392        184,312.5602
01/01/2014 to 12/31/2014         21.164392          21.187694        151,309.0082
01/01/2015 to 12/31/2015         21.187694          18.845513        135,193.3847
01/01/2016 to 12/31/2016         18.845513          22.758926        122,700.7838
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.065301          10.133319                0.0000
01/01/2009 to 12/31/2009         10.133319          14.239504                0.0000
01/01/2010 to 12/31/2010         14.239504          17.187816            3,017.5166
01/01/2011 to 12/31/2011         17.187816          14.173361            5,191.3554
01/01/2012 to 12/31/2012         14.173361          16.452693            5,247.6354
01/01/2013 to 12/31/2013         16.452693          20.671154            8,103.1670
01/01/2014 to 12/31/2014         20.671154          18.990638            6,421.8870
01/01/2015 to 12/31/2015         18.990638          19.774671            6,500.9857
01/01/2016 to 12/31/2016         19.774671          20.604970            9,604.4152
--------------------------       ---------          ---------            ----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.501097          22.879860           26,723.1681
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         13.094754          16.037793           61,906.1300
01/01/2010 to 12/31/2010         16.037793          18.306978           42,135.0744
01/01/2011 to 12/31/2011         18.306978          17.147741           35,679.2868
01/01/2012 to 12/31/2012         17.147741          18.634623           34,442.5326
01/01/2013 to 12/31/2013         18.634623          24.350383           36,693.2866
01/01/2014 to 12/31/2014         24.350383          26.596808           25,881.8827
01/01/2015 to 12/31/2015         26.596808          26.122100           23,287.7644
01/01/2016 to 04/29/2016         26.122100          26.272271                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.473087          14.880819        1,495,654.1766
01/01/2008 to 12/31/2008         14.880819           8.870125        1,234,431.6681
01/01/2009 to 12/31/2009          8.870125          11.513436        1,195,568.3200
01/01/2010 to 12/31/2010         11.513436          12.676051        1,115,707.0529
01/01/2011 to 12/31/2011         12.676051          11.959860        1,027,299.5651
01/01/2012 to 12/31/2012         11.959860          13.270583          935,096.9332
01/01/2013 to 12/31/2013         13.270583          17.447529          772,027.7312
01/01/2014 to 12/31/2014         17.447529          18.973811          645,530.0514
01/01/2015 to 12/31/2015         18.973811          19.105426          559,895.7047
01/01/2016 to 12/31/2016         19.105426          20.157035          504,086.0079
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.760325          14.018688            3,221.2296
01/01/2015 to 12/31/2015         14.018688          13.722248           56,458.9711
01/01/2016 to 12/31/2016         13.722248          14.123267           17,776.6578
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.356889          14.743659        4,407,926.8676
01/01/2015 to 12/31/2015         14.743659          14.361077        3,810,842.1741
01/01/2016 to 12/31/2016         14.361077          15.001028        3,360,808.9284
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.123726          11.600009        1,586,151.4732
01/01/2008 to 12/31/2008         11.600009           9.062519        2,159,486.8389
01/01/2009 to 12/31/2009          9.062519          10.967254        2,497,299.8200
01/01/2010 to 12/31/2010         10.967254          11.975937        2,177,429.4981
01/01/2011 to 12/31/2011         11.975937          12.001477        2,115,155.9229
01/01/2012 to 12/31/2012         12.001477          13.105255        2,297,530.1270
01/01/2013 to 12/31/2013         13.105255          14.075290        1,879,942.8260
01/01/2014 to 04/25/2014         14.075290          14.184385                0.0000
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.568201          12.096278         3,288,268.4774
01/01/2008 to 12/31/2008         12.096278           8.763057         3,598,191.9541
01/01/2009 to 12/31/2009          8.763057          10.879096         3,979,307.5900
01/01/2010 to 12/31/2010         10.879096          12.040052         3,901,048.6063
01/01/2011 to 12/31/2011         12.040052          11.841405         3,935,094.1230
01/01/2012 to 12/31/2012         11.841405          13.103329         3,530,442.6122
01/01/2013 to 12/31/2013         13.103329          14.737182         3,171,181.0548
01/01/2014 to 04/25/2014         14.737182          14.795444                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.764283          15.276918         7,087,722.8999
01/01/2015 to 12/31/2015         15.276918          14.851241         6,334,125.1094
01/01/2016 to 12/31/2016         14.851241          15.661820         5,563,139.0912
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.087152          12.481300         9,324,716.7248
01/01/2008 to 12/31/2008         12.481300           8.364141        10,849,770.5766
01/01/2009 to 12/31/2009          8.364141          10.569112        10,269,763.0200
01/01/2010 to 12/31/2010         10.569112          11.820410         9,751,532.9934
01/01/2011 to 12/31/2011         11.820410          11.440794         9,159,590.7551
01/01/2012 to 12/31/2012         11.440794          12.833143         8,345,063.0100
01/01/2013 to 12/31/2013         12.833143          15.089511         7,600,157.5873
01/01/2014 to 04/25/2014         15.089511          15.103578                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.737691          15.337387         9,384,594.2136
01/01/2015 to 12/31/2015         15.337387          14.845337         8,521,779.2866
01/01/2016 to 12/31/2016         14.845337          15.806947         7,598,153.7707
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.744446          13.137431        11,512,392.7137
01/01/2008 to 12/31/2008         13.137431           8.036651        12,124,140.4414
01/01/2009 to 12/31/2009          8.036651          10.294738        11,480,758.2200
01/01/2010 to 12/31/2010         10.294738          11.706585        11,011,636.7263
01/01/2011 to 12/31/2011         11.706585          11.080407        10,438,656.6604
01/01/2012 to 12/31/2012         11.080407          12.624065         9,999,961.7509
01/01/2013 to 12/31/2013         12.624065          15.651096        10,020,906.3295
01/01/2014 to 04/25/2014         15.651096          15.580490                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           7.026370           586,127.7145
01/01/2009 to 12/31/2009          7.026370           8.893585           877,303.5700
01/01/2010 to 12/31/2010          8.893585           9.636546         1,095,803.9949
01/01/2011 to 12/31/2011          9.636546           9.321590           950,200.6864
01/01/2012 to 12/31/2012          9.321590          10.657275           978,490.6907
01/01/2013 to 04/26/2013         10.657275          11.467659                 0.0000
--------------------------       ---------          ---------        ---------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.934843          13.616598              0.0000
01/01/2010 to 12/31/2010         13.616598          16.882236          2,093.8174
01/01/2011 to 12/31/2011         16.882236          16.250831          6,628.1527
01/01/2012 to 12/31/2012         16.250831          18.762206          8,509.7577
01/01/2013 to 12/31/2013         18.762206          24.524407          8,608.0435
01/01/2014 to 12/31/2014         24.524407          26.371729         15,135.3832
01/01/2015 to 12/31/2015         26.371729          25.270873         11,757.7587
01/01/2016 to 12/31/2016         25.270873          29.879244         13,165.6258
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.190324          13.635141        221,264.4210
01/01/2008 to 12/31/2008         13.635141           8.424388        216,440.5197
01/01/2009 to 12/31/2009          8.424388          10.446974        190,401.0500
01/01/2010 to 12/31/2010         10.446974          11.779268        168,592.6342
01/01/2011 to 12/31/2011         11.779268          11.790488        177,264.0412
01/01/2012 to 12/31/2012         11.790488          13.401926        146,636.0088
01/01/2013 to 12/31/2013         13.401926          17.382241         96,688.3209
01/01/2014 to 12/31/2014         17.382241          19.360613        110,598.1876
01/01/2015 to 12/31/2015         19.360613          19.240792        117,904.1059
01/01/2016 to 12/31/2016         19.240792          21.105509        135,333.5059
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.482830          21.574246         97,607.7969
01/01/2014 to 12/31/2014         21.574246          23.486045         91,526.4498
01/01/2015 to 12/31/2015         23.486045          23.040527         79,534.8769
01/01/2016 to 12/31/2016         23.040527          25.883901        118,408.1360
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           6.593315         37,172.7960
01/01/2009 to 12/31/2009          6.593315           8.107374        132,880.4000
01/01/2010 to 12/31/2010          8.107374           8.862691        172,740.9336
01/01/2011 to 12/31/2011          8.862691           8.678933        201,264.2905
01/01/2012 to 12/31/2012          8.678933           9.733885        173,253.4134
01/01/2013 to 04/26/2013          9.733885          10.657517              0.0000
--------------------------       ---------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          9.084172          11.694698              0.0000
01/01/2010 to 12/31/2010         11.694698          12.408974          1,637.9808
01/01/2011 to 12/31/2011         12.408974          10.672477          1,743.8301
01/01/2012 to 12/31/2012         10.672477          12.392538              0.0000
01/01/2013 to 12/31/2013         12.392538          14.817713              0.0000
01/01/2014 to 12/31/2014         14.817713          13.666180          4,931.6370
01/01/2015 to 12/31/2015         13.666180          13.279593          5,692.6090
01/01/2016 to 12/31/2016         13.279593          13.202006          5,518.6401
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.689669          24.563132         61,532.2303
01/01/2014 to 12/31/2014         24.563132          24.112658         55,751.6903
01/01/2015 to 12/31/2015         24.112658          23.832007         42,427.8436
01/01/2016 to 12/31/2016         23.832007          27.781792         32,872.7784
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.220973          15.537282        137,261.7284
01/01/2008 to 12/31/2008         15.537282           9.438452        122,521.4422
01/01/2009 to 12/31/2009          9.438452          12.709651        133,468.2100
01/01/2010 to 12/31/2010         12.709651          15.374940        133,230.1827
01/01/2011 to 12/31/2011         15.374940          14.340195        101,338.5884
01/01/2012 to 12/31/2012         14.340195          14.864760         84,563.8075
01/01/2013 to 04/26/2013         14.864760          16.109809              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.260792          13.846549              0.0000
01/01/2010 to 12/31/2010         13.846549          17.252923          4,759.2141
01/01/2011 to 12/31/2011         17.252923          16.252871          1,396.6129
01/01/2012 to 12/31/2012         16.252871          18.553158            458.4027
01/01/2013 to 12/31/2013         18.553158          25.231826          5,375.8055
01/01/2014 to 12/31/2014         25.231826          26.018865          7,576.8983
01/01/2015 to 12/31/2015         26.018865          24.456492         16,079.5753
01/01/2016 to 12/31/2016         24.456492          29.119298         14,442.7159
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.050592          21.507664        251,683.9892
01/01/2014 to 12/31/2014         21.507664          23.045926        246,563.2527
01/01/2015 to 12/31/2015         23.045926          25.076944        196,554.6495
01/01/2016 to 12/31/2016         25.076944          25.069466        204,086.7472
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          4.893393           6.336505        282,587.0288
01/01/2008 to 12/31/2008          6.336505           3.465479        368,809.9524
01/01/2009 to 12/31/2009          3.465479           5.424533        317,879.3700
01/01/2010 to 12/31/2010          5.424533           6.820134        320,664.4901
01/01/2011 to 12/31/2011          6.820134           6.050937        354,105.7174
01/01/2012 to 12/31/2012          6.050937           6.679328        280,696.4979
01/01/2013 to 04/26/2013          6.679328           6.981386              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.618661          14.761175          6,395.6400
01/01/2010 to 12/31/2010         14.761175          18.752786          6,699.3213
01/01/2011 to 12/31/2011         18.752786          15.385924          7,572.2550
01/01/2012 to 12/31/2012         15.385924          15.538597          7,769.1703
01/01/2013 to 12/31/2013         15.538597          16.945060         15,135.0075
01/01/2014 to 12/31/2014         16.945060          13.543729         19,102.5613
01/01/2015 to 12/31/2015         13.543729           8.966866         22,620.1173
01/01/2016 to 12/31/2016          8.966866          12.690791         15,938.0666
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.039245          30.090112        206,291.0521
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.343828          19.243149           648,345.7027
01/01/2008 to 12/31/2008      19.243149          15.421699           510,096.0497
01/01/2009 to 12/31/2009      15.421699          20.768373           486,629.5600
01/01/2010 to 12/31/2010      20.768373          23.100413           428,787.0772
01/01/2011 to 12/31/2011      23.100413          23.760160           363,408.0986
01/01/2012 to 12/31/2012      23.760160          26.421594           324,381.2024
01/01/2013 to 12/31/2013      26.421594          28.090996           292,012.0085
01/01/2014 to 12/31/2014      28.090996          28.994604           251,190.3341
01/01/2015 to 12/31/2015      28.994604          27.927877           223,421.9125
01/01/2016 to 04/29/2016      27.927877          28.762516                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      29.632173          30.731389            25,571.7670
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      23.229967          24.376105             8,891.5389
01/01/2011 to 12/31/2011      24.376105          24.831966            16,152.9711
01/01/2012 to 12/31/2012      24.831966          27.248639            26,183.7495
01/01/2013 to 12/31/2013      27.248639          27.208078            34,966.6484
01/01/2014 to 12/31/2014      27.208078          27.979779            51,296.6141
01/01/2015 to 12/31/2015      27.979779          27.147941            36,587.9580
01/01/2016 to 04/29/2016      27.147941          27.807423                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.884610          16.269782             1,574.9014
01/01/2008 to 12/31/2008      16.269782          15.933627             7,981.1337
01/01/2009 to 12/31/2009      15.933627          16.328707            46,000.8400
01/01/2010 to 12/31/2010      16.328707          16.960653            52,317.2259
01/01/2011 to 12/31/2011      16.960653          17.579867            17,883.7229
01/01/2012 to 12/31/2012      17.579867          17.835571            14,057.1652
01/01/2013 to 12/31/2013      17.835571          17.402272            11,054.6297
01/01/2014 to 12/31/2014      17.402272          17.571568             8,437.0857
01/01/2015 to 12/31/2015      17.571568          17.354429             7,964.1831
01/01/2016 to 12/31/2016      17.354429          17.262024             8,606.0275

CLASS VA



                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.193556          10.523925         23,150.1404
01/01/2013 to 12/31/2013         10.523925          11.505530         36,296.3676
01/01/2014 to 12/31/2014         11.505530          12.148862         38,075.9934
01/01/2015 to 12/31/2015         12.148862          12.019266         29,361.1518
01/01/2016 to 12/31/2016         12.019266          12.247718         16,662.3762
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568              0.0000
01/01/2016 to 12/31/2016          1.011568           1.014864          4,948.2984
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008191           6.999592        262,018.3370
01/01/2009 to 12/31/2009          6.999592           8.904173        293,594.3300
01/01/2010 to 12/31/2010          8.904173           9.823637        437,715.0320
01/01/2011 to 12/31/2011          9.823637           9.457635        619,858.7223
01/01/2012 to 12/31/2012          9.457635          10.560561        527,047.5359
01/01/2013 to 12/31/2013         10.560561          12.312852        466,188.9874
01/01/2014 to 12/31/2014         12.312852          12.843992        437,931.4081
01/01/2015 to 12/31/2015         12.843992          12.544662        284,954.3788
01/01/2016 to 12/31/2016         12.544662          13.303065        273,602.2685
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998192           6.348852        301,878.8158
01/01/2009 to 12/31/2009          6.348852           8.370726        348,859.9500
01/01/2010 to 12/31/2010          8.370726           9.343994        362,485.6331
01/01/2011 to 12/31/2011          9.343994           8.756372        392,835.4769
01/01/2012 to 12/31/2012          8.756372          10.003997        364,710.5667
01/01/2013 to 12/31/2013         10.003997          12.311051        282,300.6189
01/01/2014 to 12/31/2014         12.311051          12.883114        326,789.5242
01/01/2015 to 12/31/2015         12.883114          12.576505        281,746.2743
01/01/2016 to 12/31/2016         12.576505          13.478957        281,824.6894
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988192           5.749746         25,049.8499
01/01/2009 to 12/31/2009          5.749746           7.855089        111,585.8100
01/01/2010 to 12/31/2010          7.855089           9.142614        112,723.6956
01/01/2011 to 12/31/2011          9.142614           8.579473         90,193.6176
01/01/2012 to 12/31/2012          8.579473           9.907680         98,695.1822
01/01/2013 to 12/31/2013          9.907680          12.648353         96,409.1616
01/01/2014 to 12/31/2014         12.648353          13.459522         97,023.6090
01/01/2015 to 12/31/2015         13.459522          14.098675         96,669.2036
01/01/2016 to 12/31/2016         14.098675          15.129855         91,521.5387
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018191           7.672156        185,062.7327
01/01/2009 to 12/31/2009          7.672156           9.312251        227,932.0100
01/01/2010 to 12/31/2010          9.312251          10.067374        281,795.4560
01/01/2011 to 12/31/2011         10.067374           9.921913        303,799.5328
01/01/2012 to 12/31/2012          9.921913          10.816479        310,701.3148
01/01/2013 to 12/31/2013         10.816479          12.078006        130,408.4905
01/01/2014 to 12/31/2014         12.078006          12.604410        120,193.7737
01/01/2015 to 12/31/2015         12.604410          12.308127        100,673.4690
01/01/2016 to 12/31/2016         12.308127          12.955773         99,361.9973
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.124600          11.511758          50,000.7473
01/01/2013 to 12/31/2013          11.511758          10.939356          48,950.7582
01/01/2014 to 12/31/2014          10.939356          11.190495          39,458.9681
01/01/2015 to 12/31/2015          11.190495           9.953575          30,963.8497
01/01/2016 to 12/31/2016           9.953575          10.668050          29,444.4631
--------------------------        ---------          ---------          -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           9.949122          10.254082          40,627.4999
01/01/2013 to 12/31/2013          10.254082          11.126036          98,345.1228
01/01/2014 to 12/31/2014          11.126036          11.591394          97,126.7225
01/01/2015 to 12/31/2015          11.591394          11.389303          87,315.7295
01/01/2016 to 12/31/2016          11.389303          11.699377          83,224.0683
--------------------------        ---------          ---------          -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.329982          12.195423           2,261.7523
01/01/2009 to 12/31/2009          12.195423          17.591890          17,794.7400
01/01/2010 to 12/31/2010          17.591890          20.033380          46,153.6390
01/01/2011 to 12/31/2011          20.033380          20.168240          30,105.1747
01/01/2012 to 12/31/2012          20.168240          23.118155          34,319.3431
01/01/2013 to 12/31/2013          23.118155          24.862243          45,700.9973
01/01/2014 to 12/31/2014          24.862243          25.261255          44,085.8275
01/01/2015 to 12/31/2015          25.261255          23.842215          43,191.3720
01/01/2016 to 12/31/2016          23.842215          26.730246          40,508.2596
--------------------------        ---------          ---------          -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.322711          16.152793         318,515.9311
01/01/2008 to 12/31/2008          16.152793           9.266596         283,983.2311
01/01/2009 to 12/31/2009           9.266596          12.280998         264,500.0400
01/01/2010 to 12/31/2010          12.280998          14.025858         235,103.1539
01/01/2011 to 12/31/2011          14.025858          13.026028         215,937.4181
01/01/2012 to 12/31/2012          13.026028          16.141583         204,531.3882
01/01/2013 to 12/31/2013          16.141583          16.440377         185,105.4259
01/01/2014 to 12/31/2014          16.440377          18.316874         172,852.7576
01/01/2015 to 12/31/2015          18.316874          17.764593         156,830.1865
01/01/2016 to 12/31/2016          17.764593          17.626625         143,654.5400
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.678353           7.723216       1,432,771.5576
01/01/2008 to 12/31/2008           7.723216           4.629841       1,260,423.9006
01/01/2009 to 12/31/2009           4.629841           6.055174       1,124,474.5500
01/01/2010 to 12/31/2010           6.055174           7.372926         962,269.7439
01/01/2011 to 12/31/2011           7.372926           7.488041         959,691.6583
01/01/2012 to 12/31/2012           7.488041           8.727953         829,658.2845
01/01/2013 to 12/31/2013           8.727953          12.500172         705,742.6383
01/01/2014 to 12/31/2014          12.500172          14.618625         624,157.2520
01/01/2015 to 12/31/2015          14.618625          13.798955         562,161.4499
01/01/2016 to 12/31/2016          13.798955          13.936968         522,921.7527
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         140.928841         144.689994              15.9878
01/01/2011 to 12/31/2011         144.689994         131.588146             985.7678
01/01/2012 to 12/31/2012         131.588146         158.564774             979.6271
01/01/2013 to 12/31/2013         158.564774         200.867763             747.7896
01/01/2014 to 04/25/2014         200.867763         209.000348               0.0000
--------------------------       ----------         ----------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.135542          10.305387        214,294.0251
01/01/2008 to 12/31/2008         10.305387           4.600138        213,641.6730
01/01/2009 to 12/31/2009          4.600138           6.242944        197,464.6700
01/01/2010 to 12/31/2010          6.242944           6.591246        197,210.7906
01/01/2011 to 04/29/2011          6.591246           7.002829              0.0000
--------------------------       ---------          ---------        ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.056884          15.267724        183,925.9084
01/01/2008 to 12/31/2008         15.267724           9.599510        145,317.0505
01/01/2009 to 12/31/2009          9.599510          12.492580        135,131.6800
01/01/2010 to 12/31/2010         12.492580          15.266007        115,778.2577
01/01/2011 to 12/31/2011         15.266007          14.071615        110,467.2548
01/01/2012 to 12/31/2012         14.071615          16.347741         96,113.1603
01/01/2013 to 12/31/2013         16.347741          21.330590         79,129.1149
01/01/2014 to 12/31/2014         21.330590          23.757158         77,071.9942
01/01/2015 to 12/31/2015         23.757158          21.237440         76,232.0804
01/01/2016 to 12/31/2016         21.237440          23.643895         78,181.7749
--------------------------       ---------          ---------        ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.738183          19.196255        468,248.8267
01/01/2008 to 12/31/2008         19.196255          11.161587        397,748.9575
01/01/2009 to 12/31/2009         11.161587          17.024193        370,385.6300
01/01/2010 to 12/31/2010         17.024193          19.495409        349,291.8637
01/01/2011 to 12/31/2011         19.495409          16.443106        324,112.2935
01/01/2012 to 12/31/2012         16.443106          20.903672        283,076.1862
01/01/2013 to 12/31/2013         20.903672          26.830898        254,564.4469
01/01/2014 to 12/31/2014         26.830898          24.863707        226,173.5527
01/01/2015 to 12/31/2015         24.863707          23.350843        208,484.5355
01/01/2016 to 12/31/2016         23.350843          24.847030        197,736.8572
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190        669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221        504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609        425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766        332,709.3010
01/01/2016 to 12/31/2016          1.025766           1.127200        433,994.3783
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.939126          11.450048        396,995.8450
01/01/2008 to 12/31/2008         11.450048           7.217589        344,939.7706
01/01/2009 to 12/31/2009          7.217589           8.987134        353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246        335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209        308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433        247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396        261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078        233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128        211,879.3213
01/01/2016 to 12/31/2016         15.197128          17.534217        195,248.3299
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.965038          16.420585        538,320.0572
01/01/2009 to 12/31/2009         16.420585          20.437665        503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389        433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232        376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694        331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396        282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435        247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015        226,914.5606
01/01/2016 to 12/31/2016         33.375015          37.918704        212,644.4732
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.448465          15.784081        623,331.2147
01/01/2008 to 12/31/2008         15.784081           9.512270        522,091.2710
01/01/2009 to 12/31/2009          9.512270          12.520996        494,629.7400
01/01/2010 to 12/31/2010         12.520996          15.540993        430,112.0260
01/01/2011 to 12/31/2011         15.540993          15.121905        381,242.4072
01/01/2012 to 12/31/2012         15.121905          17.584715        319,962.5374
01/01/2013 to 12/31/2013         17.584715          24.246340        283,830.4420
01/01/2014 to 12/31/2014         24.246340          25.736259        263,370.8828
01/01/2015 to 12/31/2015         25.736259          24.882250        235,110.7350
01/01/2016 to 12/31/2016         24.882250          27.273716        221,698.5390
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.093127          10.534498         21,127.3761
01/01/2014 to 12/31/2014         10.534498          10.889748         21,064.9923
01/01/2015 to 12/31/2015         10.889748          10.763273         21,001.3593
01/01/2016 to 12/31/2016         10.763273          10.823223         23,116.9263
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038190           8.936988         26,327.2864
01/01/2009 to 12/31/2009          8.936988           9.856360         53,615.6600
01/01/2010 to 12/31/2010          9.856360          10.286561         44,248.9136
01/01/2011 to 12/31/2011         10.286561          10.704420         41,767.8518
01/01/2012 to 12/31/2012         10.704420          11.045917         43,928.8479
01/01/2013 to 04/26/2013         11.045917          11.017198              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233        253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363        340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158        373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044        364,349.3775
01/01/2016 to 12/31/2016          1.195044           1.209612        270,311.4234
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.322142          12.980214         26,979.7464
01/01/2008 to 12/31/2008         12.980214           7.754770         39,834.4196
01/01/2009 to 12/31/2009          7.754770          10.741407         44,736.6600
01/01/2010 to 12/31/2010         10.741407          12.891564         53,991.6914
01/01/2011 to 12/31/2011         12.891564          12.492986         72,580.5568
01/01/2012 to 12/31/2012         12.492986          14.368003         44,582.6411
01/01/2013 to 12/31/2013         14.368003          16.553618         42,733.4063
01/01/2014 to 12/31/2014         16.553618          16.847273         42,020.4666
01/01/2015 to 12/31/2015         16.847273          16.775017         41,050.2815
01/01/2016 to 12/31/2016         16.775017          17.288762         43,746.3742
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.460946          14.056678           37,369.9794
01/01/2008 to 12/31/2008         14.056678           6.148147          299,044.2081
01/01/2009 to 12/31/2009          6.148147          10.217171          519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597          536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069          323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652          288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041          274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536          275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047          266,437.2249
01/01/2016 to 12/31/2016          8.467047           9.286443          242,083.8969
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997740          10.205438              974.7689
01/01/2011 to 12/31/2011         10.205438          10.240357           13,455.9965
01/01/2012 to 12/31/2012         10.240357          10.810264           14,160.0906
01/01/2013 to 12/31/2013         10.810264          11.041274           27,394.7725
01/01/2014 to 12/31/2014         11.041274          10.940529           26,315.6341
01/01/2015 to 12/31/2015         10.940529          10.671627           24,091.6866
01/01/2016 to 12/31/2016         10.671627          11.469943           27,990.4681
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987741           9.750493          100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875           99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344          129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968          132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273          191,841.6085
01/01/2016 to 12/31/2016          9.680273           9.820221          161,330.0475
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998192          10.878904                0.0000
01/01/2010 to 12/31/2010         10.878904          12.150119              373.6083
01/01/2011 to 12/31/2011         12.150119          11.912168                0.0000
01/01/2012 to 12/31/2012         11.912168          13.390224                0.0000
01/01/2013 to 12/31/2013         13.390224          13.307738                0.0000
01/01/2014 to 12/31/2014         13.307738          13.239254                0.0000
01/01/2015 to 12/31/2015         13.239254          12.480860                0.0000
01/01/2016 to 12/31/2016         12.480860          12.383990                0.0000
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.972623          13.127531          801,086.3843
01/01/2008 to 12/31/2008         13.127531           7.642126        1,877,780.8910
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
01/01/2016 to 12/31/2016         15.434431          16.544930          867,799.5647
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.976006          10.421339           59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002          112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725          123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444          194,041.3172
01/01/2016 to 12/31/2016         11.928444          12.714734          163,790.0448
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733          129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859          137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638          480,043.6599
01/01/2016 to 12/31/2016          1.175638           1.206835           63,522.7118
--------------------------        --------           --------          ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.983664          17.153385          554,229.9754
01/01/2008 to 12/31/2008         17.153385          11.840161          453,622.6730
01/01/2009 to 12/31/2009         11.840161          14.726955          437,967.3100
01/01/2010 to 12/31/2010         14.726955          17.368472          409,640.4970
01/01/2011 to 12/31/2011         17.368472          15.549747          357,783.6433
01/01/2012 to 12/31/2012         15.549747          18.044960          288,839.3804
01/01/2013 to 12/31/2013         18.044960          23.509085          255,435.4932
01/01/2014 to 12/31/2014         23.509085          23.521029          222,151.9762
01/01/2015 to 12/31/2015         23.521029          21.884772          203,065.6229
01/01/2016 to 12/31/2016         21.884772          28.254984          186,380.5809
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.829203          17.646923        1,169,698.7894
01/01/2008 to 12/31/2008         17.646923          10.008772          996,440.7431
01/01/2009 to 12/31/2009         10.008772          12.959129          923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054          879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782          811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294          687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371          610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104          578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468          518,716.6335
01/01/2016 to 12/31/2016         14.876468          14.504927          482,548.3651
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188                0.0000
01/01/2016 to 12/31/2016          0.961188           1.050626           51,980.2756
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.001649          11.989080          474,331.6052
01/01/2008 to 12/31/2008         11.989080          10.979939          761,461.4361
01/01/2009 to 12/31/2009         10.979939          12.749612          402,376.5800
01/01/2010 to 12/31/2010         12.749612          13.514326          372,861.4424
01/01/2011 to 12/31/2011         13.514326          14.774818          336,942.7620
01/01/2012 to 12/31/2012         14.774818          15.858800          293,165.4416
01/01/2013 to 12/31/2013         15.858800          14.152398          264,576.1643
01/01/2014 to 12/31/2014         14.152398          14.323547          247,595.1862
01/01/2015 to 12/31/2015         14.323547          13.650960          220,205.9480
01/01/2016 to 12/31/2016         13.650960          14.096791          205,754.8555
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.384722          13.102425        2,253,473.7136
01/01/2008 to 12/31/2008         13.102425          12.940264        2,302,653.2914
01/01/2009 to 12/31/2009         12.940264          15.023346        1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943        1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440        1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855        1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055        1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364        1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101        1,139,096.3594
01/01/2016 to 12/31/2016         16.958101          17.115911        1,047,793.8203
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314            4,955.6568
01/01/2013 to 12/31/2013         10.893314          10.230778            3,513.9544
01/01/2014 to 12/31/2014         10.230778          10.823809            3,495.1243
01/01/2015 to 12/31/2015         10.823809          10.692470            4,064.0709
01/01/2016 to 12/31/2016         10.692470          10.656040            3,732.9291
--------------------------       ---------          ---------            ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215398          10.734370           21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089           32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169           47,549.7013
01/01/2016 to 12/31/2016         11.142169          11.460248           26,146.1179
--------------------------       ---------          ---------           -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315          298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916          156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934          150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322          136,253.4070
01/01/2016 to 12/31/2016          1.193322           1.240150          118,794.2418
--------------------------       ---------          ---------          ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.340043           8.501714          544,323.5877
01/01/2009 to 12/31/2009          8.501714          10.443805          516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272          560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321          522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967          482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010          467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639          406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895          353,688.4821
01/01/2016 to 12/31/2016         14.183895          14.758774          321,305.6326
--------------------------       ---------          ---------          ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.722122           7.794369          186,950.0474
01/01/2009 to 12/31/2009          7.794369           9.897797          178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919          177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652          153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646          145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551          142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355          138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571          131,576.0840
01/01/2016 to 12/31/2016         14.003571          14.722029          118,592.7938
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.863563          56.989263        1,028,082.7548
01/01/2008 to 12/31/2008         56.989263          35.688706          874,903.2880
01/01/2009 to 12/31/2009         35.688706          41.561455          782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303          706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832          618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371          547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868          468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157          420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627          373,849.2811
01/01/2016 to 12/31/2016         72.884627          83.122416          335,978.8179
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.299611           9.602874        1,137,931.2798
01/01/2008 to 12/31/2008          9.602874           5.690788          981,243.9270
01/01/2009 to 12/31/2009          5.690788           8.143047          927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279          837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490          733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337          658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995          606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394          542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874          505,163.8054
01/01/2016 to 12/31/2016         17.299874          18.074487          466,167.9028
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.796888          15.115190           61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740           56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798           55,883.9822
01/01/2016 to 12/31/2016         13.828798          14.289529           46,355.1907
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088188           6.044506           11,722.8093
01/01/2009 to 12/31/2009          6.044506           8.475894           57,516.1200
01/01/2010 to 12/31/2010          8.475894           8.911941           53,555.2900
01/01/2011 to 12/31/2011          8.911941           7.514062           53,624.4003
01/01/2012 to 12/31/2012          7.514062           8.679548           51,986.8353
01/01/2013 to 04/26/2013          8.679548           8.994758                0.0000
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.043873          14.512748            2,041.9700
01/01/2010 to 12/31/2010         14.512748          15.081921            6,757.4909
01/01/2011 to 12/31/2011         15.081921          15.896561            7,581.7872
01/01/2012 to 12/31/2012         15.896561          16.195277           10,220.8642
01/01/2013 to 12/31/2013         16.195277          15.520773           10,129.0344
01/01/2014 to 12/31/2014         15.520773          16.100319            5,985.1965
01/01/2015 to 12/31/2015         16.100319          15.827917            9,538.5261
01/01/2016 to 12/31/2016         15.827917          15.893742           11,928.6620
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.230456          10.546583        1,101,164.9748
01/01/2008 to 12/31/2008         10.546583          10.643155        2,065,900.1899
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
01/01/2016 to 12/31/2016          9.505751           9.360674          373,780.6395
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.687034          17.478966           59,830.4083
01/01/2014 to 12/31/2014         17.478966          19.062820           56,133.4893
01/01/2015 to 12/31/2015         19.062820          19.239169           51,500.2621
01/01/2016 to 12/31/2016         19.239169          19.900387           48,495.7144
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007         12.682656          15.486352          123,761.6709
01/01/2008 to 12/31/2008         15.486352           7.875156          102,702.5502
01/01/2009 to 12/31/2009          7.875156          11.399836           90,192.5100
01/01/2010 to 12/31/2010         11.399836          14.259327           80,395.3952
01/01/2011 to 12/31/2011         14.259327          12.979302           71,339.3562
01/01/2012 to 12/31/2012         12.979302          13.534252           65,044.2462
01/01/2013 to 04/26/2013         13.534252          14.592475                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.724679          12.845133          619,641.8715
01/01/2008 to 12/31/2008         12.845133           8.016809          518,219.3982
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
01/01/2016 to 12/31/2016         21.120038          20.747453          474,013.6143
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.564767           9.979690            7,434.6246
01/01/2008 to 12/31/2008          9.979690           5.712205            6,548.0307
01/01/2009 to 12/31/2009          5.712205           6.925141           13,045.5300
01/01/2010 to 12/31/2010          6.925141           7.859835           15,819.5373
01/01/2011 to 12/31/2011          7.859835           7.434600           17,173.6182
01/01/2012 to 12/31/2012          7.434600           8.239005           10,868.1339
01/01/2013 to 04/26/2013          8.239005           8.847142                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.025889          10.145899        1,461,057.7979
01/01/2008 to 12/31/2008         10.145899           5.394779        1,270,776.6208
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.830257          16.296121          695,047.3958
01/01/2008 to 12/31/2008         16.296121           8.633994          587,616.1037
01/01/2009 to 12/31/2009          8.633994          11.991528          533,008.4500
01/01/2010 to 12/31/2010         11.991528          13.536401          472,901.3782
01/01/2011 to 12/31/2011         13.536401          14.179556          412,917.1867
01/01/2012 to 12/31/2012         14.179556          15.561525          354,196.6635
01/01/2013 to 12/31/2013         15.561525          20.895389          315,248.5277
01/01/2014 to 12/31/2014         20.895389          20.897477          288,216.0374
01/01/2015 to 12/31/2015         20.897477          18.568786          265,184.3619
01/01/2016 to 12/31/2016         18.568786          22.402325          242,540.0810
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064998          10.131600                0.0000
01/01/2009 to 12/31/2009         10.131600          14.222857            7,447.7100
01/01/2010 to 12/31/2010         14.222857          17.150588           11,503.4759
01/01/2011 to 12/31/2011         17.150588          14.128534           10,247.1880
01/01/2012 to 12/31/2012         14.128534          16.384184            7,465.5032
01/01/2013 to 12/31/2013         16.384184          20.564521           12,430.6973
01/01/2014 to 12/31/2014         20.564521          18.873780           11,528.2453
01/01/2015 to 12/31/2015         18.873780          19.633341           12,838.0159
01/01/2016 to 12/31/2016         19.633341          20.437259           28,436.0064
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.197264          22.555955          149,925.2762
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         12.896490          15.784564          219,658.7200
01/01/2010 to 12/31/2010         15.784564          17.999926          193,556.9963
01/01/2011 to 12/31/2011         17.999926          16.843308          179,021.9674
01/01/2012 to 12/31/2012         16.843308          18.285402          168,066.6978
01/01/2013 to 12/31/2013         18.285402          23.870178          154,882.1120
01/01/2014 to 12/31/2014         23.870178          26.046242          145,909.0723
01/01/2015 to 12/31/2015         26.046242          25.555785          136,590.1299
01/01/2016 to 04/29/2016         25.555785          25.694247                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.389697          14.780208        2,577,501.1009
01/01/2008 to 12/31/2008         14.780208           8.801293        2,282,848.3988
01/01/2009 to 12/31/2009          8.801293          11.412672        2,101,442.5000
01/01/2010 to 12/31/2010         11.412672          12.552562        1,916,652.6289
01/01/2011 to 12/31/2011         12.552562          11.831530        1,730,378.7213
01/01/2012 to 12/31/2012         11.831530          13.115000        1,475,057.6244
01/01/2013 to 12/31/2013         13.115000          17.225755        1,299,516.7289
01/01/2014 to 12/31/2014         17.225755          18.713913        1,119,764.9789
01/01/2015 to 12/31/2015         18.713913          18.824888        1,002,875.6599
01/01/2016 to 12/31/2016         18.824888          19.841206          896,014.0225
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
01/01/2016 to 12/31/2016         13.576085          13.958866           39,243.4680
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
01/01/2016 to 12/31/2016         14.208099          14.826400        2,011,535.3775
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.099798          11.563424          812,162.4307
01/01/2008 to 12/31/2008         11.563424           9.024871        1,089,549.2684
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.543319          12.058129        2,371,941.0372
01/01/2008 to 12/31/2008         12.058129           8.726651        2,408,636.9381
01/01/2009 to 12/31/2009          8.726651          10.823073        2,375,970.5400
01/01/2010 to 12/31/2010         10.823073          11.966086        2,284,647.5834
01/01/2011 to 12/31/2011         11.966086          11.756922        2,225,206.7572
01/01/2012 to 12/31/2012         11.756922          12.996773        2,054,478.6658
01/01/2013 to 12/31/2013         12.996773          14.602732        1,995,052.8777
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.631519          15.129302        4,250,427.4195
01/01/2015 to 12/31/2015         15.129302          14.693033        3,771,324.8753
01/01/2016 to 12/31/2016         14.693033          15.479490        3,390,776.3398
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.061156          12.441938        5,357,936.7469
01/01/2008 to 12/31/2008         12.441938           8.329388        7,247,411.5696
01/01/2009 to 12/31/2009          8.329388          10.514679        6,968,832.9000
01/01/2010 to 12/31/2010         10.514679          11.747788        6,787,554.0376
01/01/2011 to 12/31/2011         11.747788          11.359161        5,911,435.3614
01/01/2012 to 12/31/2012         11.359161          12.728775        5,356,591.1512
01/01/2013 to 12/31/2013         12.728775          14.951838        4,685,909.5109
01/01/2014 to 04/25/2014         14.951838          14.961059                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.605151          15.189172        3,750,437.9274
01/01/2015 to 12/31/2015         15.189172          14.687175        3,395,824.1340
01/01/2016 to 12/31/2016         14.687175          15.622911        3,125,736.8883
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.717038          13.096001        5,626,447.2583
01/01/2008 to 12/31/2008         13.096001           8.003254        6,222,133.4460
01/01/2009 to 12/31/2009          8.003254          10.241709        5,752,331.4200
01/01/2010 to 12/31/2010         10.241709          11.634653        5,279,473.7401
01/01/2011 to 12/31/2011         11.634653          11.001334        4,778,559.5779
01/01/2012 to 12/31/2012         11.001334          12.521385        4,354,971.7371
01/01/2013 to 12/31/2013         12.521385          15.508286        3,988,892.2947
01/01/2014 to 04/25/2014         15.508286          15.433457                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           7.021527           43,747.3748
01/01/2009 to 12/31/2009          7.021527           8.878574           85,141.7900
01/01/2010 to 12/31/2010          8.878574           9.610672           96,192.0851
01/01/2011 to 12/31/2011          9.610672           9.287285          104,732.7225
01/01/2012 to 12/31/2012          9.287285          10.607388           95,756.4444
01/01/2013 to 04/26/2013         10.607388          11.410352                0.0000
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.838586          13.487845            127.5600
01/01/2010 to 12/31/2010         13.487845          16.705911          4,123.6530
01/01/2011 to 12/31/2011         16.705911          16.065053          2,222.2364
01/01/2012 to 12/31/2012         16.065053          18.529086          2,301.6225
01/01/2013 to 12/31/2013         18.529086          24.195498          3,238.1755
01/01/2014 to 12/31/2014         24.195498          25.992035          6,213.9955
01/01/2015 to 12/31/2015         25.992035          24.882127          6,595.1025
01/01/2016 to 12/31/2016         24.882127          29.390215          6,726.5825
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.121585          13.550452        357,212.0648
01/01/2008 to 12/31/2008         13.550452           8.363648        320,006.3980
01/01/2009 to 12/31/2009          8.363648          10.361283        308,103.0700
01/01/2010 to 12/31/2010         10.361283          11.670983        289,250.9270
01/01/2011 to 12/31/2011         11.670983          11.670447        267,489.2266
01/01/2012 to 12/31/2012         11.670447          13.252153        277,518.4338
01/01/2013 to 12/31/2013         13.252153          17.170817        257,283.8514
01/01/2014 to 12/31/2014         17.170817          19.106012        230,239.7692
01/01/2015 to 12/31/2015         19.106012          18.968784        218,551.8036
01/01/2016 to 12/31/2016         18.968784          20.786347        183,377.4909
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.211505          21.243229        106,449.1197
01/01/2014 to 12/31/2014         21.243229          23.102581         94,844.1570
01/01/2015 to 12/31/2015         23.102581          22.641679         87,038.1212
01/01/2016 to 12/31/2016         22.641679          25.410414         84,973.6698
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.588767         21,111.9662
01/01/2009 to 12/31/2009          6.588767           8.093684         81,813.5000
01/01/2010 to 12/31/2010          8.093684           8.838888        136,426.8294
01/01/2011 to 12/31/2011          8.838888           8.646988        149,614.6077
01/01/2012 to 12/31/2012          8.646988           9.688314        133,951.7523
01/01/2013 to 04/26/2013          9.688314          10.604251              0.0000
--------------------------       ---------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.989316          11.564961          3,803.6000
01/01/2010 to 12/31/2010         11.564961          12.259062          4,968.6757
01/01/2011 to 12/31/2011         12.259062          10.533011          4,951.9829
01/01/2012 to 12/31/2012         10.533011          12.218310          3,294.9689
01/01/2013 to 12/31/2013         12.218310          14.594792          6,948.9767
01/01/2014 to 12/31/2014         14.594792          13.447120          3,947.3730
01/01/2015 to 12/31/2015         13.447120          13.053662          2,567.5597
01/01/2016 to 12/31/2016         13.053662          12.964422          3,553.5642
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.438744          24.233785        131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563        114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470        104,979.9085
01/01/2016 to 12/31/2016         23.465470          27.327174         97,371.7443
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.136462          15.440795        309,684.9867
01/01/2008 to 12/31/2008         15.440795           9.370413        281,593.7550
01/01/2009 to 12/31/2009          9.370413          12.605418        255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624        215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208        200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643        164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.143198          13.692928          1,673.3300
01/01/2010 to 12/31/2010         13.692928          17.044476          1,777.6741
01/01/2011 to 12/31/2011         17.044476          16.040482          5,757.5793
01/01/2012 to 12/31/2012         16.040482          18.292316          4,949.2061
01/01/2013 to 12/31/2013         18.292316          24.852244         13,370.3666
01/01/2014 to 12/31/2014         24.852244          25.601821          9,481.0081
01/01/2015 to 12/31/2015         25.601821          24.040426          9,763.9039
01/01/2016 to 12/31/2016         24.040426          28.595307          7,055.4716
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.805417          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
01/01/2016 to 12/31/2016         24.650367          24.618384        219,760.4393
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          4.865207           6.293680        250,181.0592
01/01/2008 to 12/31/2008          6.293680           3.438596        197,910.0021
01/01/2009 to 12/31/2009          3.438596           5.377075        193,617.5000
01/01/2010 to 12/31/2010          5.377075           6.753719        171,381.7171
01/01/2011 to 12/31/2011          6.753719           5.986033        162,238.9517
01/01/2012 to 12/31/2012          5.986033           6.601045        142,451.8593
01/01/2013 to 04/26/2013          6.601045           6.897369              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.612720          14.743903              0.0000
01/01/2010 to 12/31/2010         14.743903          18.712143              0.0000
01/01/2011 to 12/31/2011         18.712143          15.337245          2,902.0366
01/01/2012 to 12/31/2012         15.337245          15.473865          2,886.1056
01/01/2013 to 12/31/2013         15.473865          16.857599          2,871.5116
01/01/2014 to 12/31/2014         16.857599          13.460325          2,856.3423
01/01/2015 to 12/31/2015         13.460325           8.902713          2,838.8972
01/01/2016 to 12/31/2016          8.902713          12.587406          2,822.1350
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.421120          29.430103        388,707.5751
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.238141          19.113056          1,099,384.7378
01/01/2008 to 12/31/2008      19.113056          15.302076            875,259.1147
01/01/2009 to 12/31/2009      15.302076          20.586701            788,356.3700
01/01/2010 to 12/31/2010      20.586701          22.875466            714,241.2804
01/01/2011 to 12/31/2011      22.875466          23.505333            631,248.8694
01/01/2012 to 12/31/2012      23.505333          26.111964            576,708.8517
01/01/2013 to 12/31/2013      26.111964          27.734056            500,702.0517
01/01/2014 to 12/31/2014      27.734056          28.597570            459,829.4242
01/01/2015 to 12/31/2015      28.597570          27.517908            411,473.2304
01/01/2016 to 04/29/2016      27.517908          28.330980                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      29.001430          30.057318             37,413.6907
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.765934          12.338270              5,385.0076
01/01/2011 to 12/31/2011      12.338270          12.556481             12,044.9653
01/01/2012 to 12/31/2012      12.556481          13.764649             18,855.9154
01/01/2013 to 12/31/2013      13.764649          13.730420             69,708.9116
01/01/2014 to 12/31/2014      13.730420          14.105743             71,568.7731
01/01/2015 to 12/31/2015      14.105743          13.672696             69,569.2223
01/01/2016 to 04/29/2016      13.672696          14.000232                  0.0000
--------------------------    ---------          ---------          --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.692541          16.056909              1,017.6624
01/01/2008 to 12/31/2008      16.056909          15.709391             20,514.5850
01/01/2009 to 12/31/2009      15.709391          16.082823             18,391.6300
01/01/2010 to 12/31/2010      16.082823          16.688556             23,973.3426
01/01/2011 to 12/31/2011      16.688556          17.280596             38,713.6887
01/01/2012 to 12/31/2012      17.280596          17.514328             40,078.5139
01/01/2013 to 12/31/2013      17.514328          17.071751             36,872.8382
01/01/2014 to 12/31/2014      17.071751          17.220600             16,075.1454
01/01/2015 to 12/31/2015      17.220600          16.990796             15,366.7009
01/01/2016 to 12/31/2016      16.990796          16.883434             14,864.5699

CLASS VA



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.183282          10.506265           31,029.1224
01/01/2013 to 12/31/2013         10.506265          11.474744           36,091.9456
01/01/2014 to 12/31/2014         11.474744          12.104244           44,076.9478
01/01/2015 to 12/31/2015         12.104244          11.963151           42,618.7098
01/01/2016 to 12/31/2016         11.963151          12.178353           45,081.2802
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996802           1.037898           17,424.8035
01/01/2015 to 12/31/2015          1.037898           1.009859          150,895.3429
01/01/2016 to 12/31/2016          1.009859           1.012137          122,232.0642
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008082           6.994767          667,228.4700
01/01/2009 to 12/31/2009          6.994767           8.889143        1,154,563.1900
01/01/2010 to 12/31/2010          8.889143           9.797260        1,295,316.1893
01/01/2011 to 12/31/2011          9.797260           9.422832        1,005,057.3599
01/01/2012 to 12/31/2012          9.422832          10.511129          953,918.5500
01/01/2013 to 12/31/2013         10.511129          12.242973          901,954.2521
01/01/2014 to 12/31/2014         12.242973          12.758332          899,395.7867
01/01/2015 to 12/31/2015         12.758332          12.448539          818,618.2859
01/01/2016 to 12/31/2016         12.448539          13.187937          728,633.3312
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998082           6.344471        1,190,292.0731
01/01/2009 to 12/31/2009          6.344471           8.356591        1,867,799.3600
01/01/2010 to 12/31/2010          8.356591           9.318900        1,776,916.6631
01/01/2011 to 12/31/2011          9.318900           8.724143        1,712,550.8998
01/01/2012 to 12/31/2012          8.724143           9.957163        1,744,580.8279
01/01/2013 to 12/31/2013          9.957163          12.241176        1,674,526.9680
01/01/2014 to 12/31/2014         12.241176          12.797185        1,661,958.7401
01/01/2015 to 12/31/2015         12.797185          12.480129        1,403,379.5795
01/01/2016 to 12/31/2016         12.480129          13.362298        1,252,751.7435
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988083           5.745775          109,505.6773
01/01/2009 to 12/31/2009          5.745775           7.841818          126,551.0800
01/01/2010 to 12/31/2010          7.841818           9.118054          139,983.8891
01/01/2011 to 12/31/2011          9.118054           8.547889          109,005.9439
01/01/2012 to 12/31/2012          8.547889           9.861290          107,148.6625
01/01/2013 to 12/31/2013          9.861290          12.576555           99,333.7083
01/01/2014 to 12/31/2014         12.576555          13.369741           93,337.6115
01/01/2015 to 12/31/2015         13.369741          13.990630          133,106.8219
01/01/2016 to 12/31/2016         13.990630          14.998904          138,470.8748
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018081           7.666872          491,992.6105
01/01/2009 to 12/31/2009          7.666872           9.296538          554,818.2400
01/01/2010 to 12/31/2010          9.296538          10.040347          638,957.9001
01/01/2011 to 12/31/2011         10.040347           9.885409          880,141.5031
01/01/2012 to 12/31/2012          9.885409          10.765856          691,926.6017
01/01/2013 to 12/31/2013         10.765856          12.009466          650,243.2326
01/01/2014 to 12/31/2014         12.009466          12.520354          730,545.9736
01/01/2015 to 12/31/2015         12.520354          12.213823          553,955.6998
01/01/2016 to 12/31/2016         12.213823          12.843658          511,612.8238
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.113091          11.492134        71,701.8372
01/01/2013 to 12/31/2013          11.492134          10.909788        95,116.5795
01/01/2014 to 12/31/2014          10.909788          11.149090        43,316.9079
01/01/2015 to 12/31/2015          11.149090           9.906825        38,874.1829
01/01/2016 to 12/31/2016           9.906825          10.607334        36,536.7473
--------------------------        ---------          ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           9.939093          10.236873        71,453.8968
01/01/2013 to 12/31/2013          10.236873          11.096263       115,584.2918
01/01/2014 to 12/31/2014          11.096263          11.548820        88,643.3037
01/01/2015 to 12/31/2015          11.548820          11.336124       114,076.7196
01/01/2016 to 12/31/2016          11.336124          11.633112       125,762.2392
--------------------------        ---------          ---------       ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.140545          12.045782         5,023.4703
01/01/2009 to 12/31/2009          12.045782          17.358689        39,039.9500
01/01/2010 to 12/31/2010          17.358689          19.748068        49,295.1134
01/01/2011 to 12/31/2011          19.748068          19.861185        56,842.9674
01/01/2012 to 12/31/2012          19.861185          22.743320        52,997.7712
01/01/2013 to 12/31/2013          22.743320          24.434687        47,972.7311
01/01/2014 to 12/31/2014          24.434687          24.802021        42,821.1384
01/01/2015 to 12/31/2015          24.802021          23.385369        49,772.7513
01/01/2016 to 12/31/2016          23.385369          26.191865        44,238.6128
--------------------------        ---------          ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.271313          16.093623       149,821.9519
01/01/2008 to 12/31/2008          16.093623           9.223364       132,254.2543
01/01/2009 to 12/31/2009           9.223364          12.211480       120,940.1600
01/01/2010 to 12/31/2010          12.211480          13.932543       109,557.1915
01/01/2011 to 12/31/2011          13.932543          12.926451       113,252.4378
01/01/2012 to 12/31/2012          12.926451          16.002101       115,994.8532
01/01/2013 to 12/31/2013          16.002101          16.282017        99,005.8233
01/01/2014 to 12/31/2014          16.282017          18.122311        89,107.6789
01/01/2015 to 12/31/2015          18.122311          17.558323        78,339.2580
01/01/2016 to 12/31/2016          17.558323          17.404553        73,065.6017
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.690836           7.727995       422,370.8947
01/01/2008 to 12/31/2008           7.727995           4.628049       422,541.5303
01/01/2009 to 12/31/2009           4.628049           6.046778       398,419.7700
01/01/2010 to 12/31/2010           6.046778           7.355352       358,059.8286
01/01/2011 to 12/31/2011           7.355352           7.462739       368,564.6284
01/01/2012 to 12/31/2012           7.462739           8.689722       317,272.3757
01/01/2013 to 12/31/2013           8.689722          12.432991       325,312.5013
01/01/2014 to 12/31/2014          12.432991          14.525528       287,273.9499
01/01/2015 to 12/31/2015          14.525528          13.697363       228,157.0656
01/01/2016 to 12/31/2016          13.697363          13.820529       239,055.5575
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         137.018308         140.581867           295.6292
01/01/2011 to 12/31/2011         140.581867         127.724425           299.9336
01/01/2012 to 12/31/2012         127.724425         153.754409           953.2243
01/01/2013 to 12/31/2013         153.754409         194.579444         1,684.6768
01/01/2014 to 04/25/2014         194.579444         202.393676             0.0000
--------------------------       ----------         ----------       ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.122610          10.283068           71,461.8140
01/01/2008 to 12/31/2008         10.283068           4.585552           73,675.7912
01/01/2009 to 12/31/2009          4.585552           6.216925           85,304.2600
01/01/2010 to 12/31/2010          6.216925           6.557220           75,032.1913
01/01/2011 to 04/29/2011          6.557220           6.964406                0.0000
--------------------------       ---------          ---------           -----------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.016817          15.211790          415,804.5835
01/01/2008 to 12/31/2008         15.211790           9.554730          254,830.4232
01/01/2009 to 12/31/2009          9.554730          12.421876          229,511.8600
01/01/2010 to 12/31/2010         12.421876          15.164455          192,975.6214
01/01/2011 to 12/31/2011         15.164455          13.964054          180,120.7616
01/01/2012 to 12/31/2012         13.964054          16.206485          156,667.9715
01/01/2013 to 12/31/2013         16.206485          21.125154          139,166.5819
01/01/2014 to 12/31/2014         21.125154          23.504834          114,646.0234
01/01/2015 to 12/31/2015         23.504834          20.990857          105,741.9432
01/01/2016 to 12/31/2016         20.990857          23.346014           97,543.5299
--------------------------       ---------          ---------          ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.742895          19.181531          687,008.4094
01/01/2008 to 12/31/2008         19.181531          11.141818          564,235.6196
01/01/2009 to 12/31/2009         11.141818          16.977047          508,991.5300
01/01/2010 to 12/31/2010         16.977047          19.422008          454,241.5700
01/01/2011 to 12/31/2011         19.422008          16.364832          414,357.2483
01/01/2012 to 12/31/2012         16.364832          20.783269          358,846.1129
01/01/2013 to 12/31/2013         20.783269          26.649710          300,712.2169
01/01/2014 to 12/31/2014         26.649710          24.671106          269,112.2705
01/01/2015 to 12/31/2015         24.671106          23.146785          245,448.5840
01/01/2016 to 12/31/2016         23.146785          24.605278          240,317.2532
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
01/01/2016 to 12/31/2016          1.021990           1.121928          683,687.5546
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.919227          11.419472           96,248.9567
01/01/2008 to 12/31/2008         11.419472           7.191079           93,244.9518
01/01/2009 to 12/31/2009          7.191079           8.945174           92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738           80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703           71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622           68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305           83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764           68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650           56,999.0327
01/01/2016 to 12/31/2016         15.035650          17.330567           54,606.7756
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.259921          15.945964         27,784.5557
01/01/2009 to 12/31/2009         15.945964          19.827088         31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039         35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786         32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594         25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816         22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283         22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148         22,246.2928
01/01/2016 to 12/31/2016         32.184148          36.529158         21,496.9373
--------------------------       ---------          ---------         -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.451878          15.771940        291,662.2626
01/01/2008 to 12/31/2008         15.771940           9.495398        256,634.6839
01/01/2009 to 12/31/2009          9.495398          12.486292        243,029.7000
01/01/2010 to 12/31/2010         12.486292          15.482445        208,698.8797
01/01/2011 to 12/31/2011         15.482445          15.049903        185,562.7308
01/01/2012 to 12/31/2012         15.049903          17.483404        157,912.6788
01/01/2013 to 12/31/2013         17.483404          24.082576        167,252.7136
01/01/2014 to 12/31/2014         24.082576          25.536874        115,875.8922
01/01/2015 to 12/31/2015         25.536874          24.664794         99,414.2949
01/01/2016 to 12/31/2016         24.664794          27.008339         88,592.0191
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.037623          10.474723        133,885.6834
01/01/2014 to 12/31/2014         10.474723          10.817135        134,972.2857
01/01/2015 to 12/31/2015         10.817135          10.680816        141,090.5587
01/01/2016 to 12/31/2016         10.680816          10.729571        125,389.1359
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038080           8.930842         55,376.9498
01/01/2009 to 12/31/2009          8.930842           9.839740        153,912.6600
01/01/2010 to 12/31/2010          9.839740          10.258953        159,176.7273
01/01/2011 to 12/31/2011         10.258953          10.665052        146,729.2690
01/01/2012 to 12/31/2012         10.665052          10.994233        162,643.6537
01/01/2013 to 04/26/2013         10.994233          10.965528              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513        327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433        366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926        321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645        429,949.2036
01/01/2016 to 12/31/2016          1.190645           1.203955        407,864.4132
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.315213          12.958474        117,424.9721
01/01/2008 to 12/31/2008         12.958474           7.734002        104,320.5870
01/01/2009 to 12/31/2009          7.734002          10.701942         73,976.5100
01/01/2010 to 12/31/2010         10.701942          12.831376         51,774.3616
01/01/2011 to 12/31/2011         12.831376          12.422254         66,490.0724
01/01/2012 to 12/31/2012         12.422254          14.272304         63,901.6760
01/01/2013 to 12/31/2013         14.272304          16.426933         54,335.8725
01/01/2014 to 12/31/2014         16.426933          16.701626         48,833.4875
01/01/2015 to 12/31/2015         16.701626          16.613369         45,246.6453
01/01/2016 to 12/31/2016         16.613369          17.105049         37,910.4562
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.453918          14.033128           81,889.3680
01/01/2008 to 12/31/2008         14.033128           6.131668           70,413.5393
01/01/2009 to 12/31/2009          6.131668          10.179606          100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549          101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769           99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206          102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868          102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143           92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404           93,890.2134
01/01/2016 to 12/31/2016          8.385404           9.187708           86,421.0462
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997603          10.198534           13,141.2160
01/01/2011 to 12/31/2011         10.198534          10.223228           29,236.7254
01/01/2012 to 12/31/2012         10.223228          10.781338           24,813.5919
01/01/2013 to 12/31/2013         10.781338          11.000723           42,792.1088
01/01/2014 to 12/31/2014         11.000723          10.889452           44,001.1552
01/01/2015 to 12/31/2015         10.889452          10.611186           37,827.6375
01/01/2016 to 12/31/2016         10.611186          11.393584           28,032.5820
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987604           9.743895           59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045           54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655           61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566          114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047          102,668.1723
01/01/2016 to 12/31/2016          9.635047           9.764572           62,200.4759
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998082          10.871607                0.0000
01/01/2010 to 12/31/2010         10.871607          12.129841            4,428.0608
01/01/2011 to 12/31/2011         12.129841          11.880428            3,873.9002
01/01/2012 to 12/31/2012         11.880428          13.341128            3,773.9392
01/01/2013 to 12/31/2013         13.341128          13.245689            2,677.9329
01/01/2014 to 12/31/2014         13.245689          13.164349            2,660.0450
01/01/2015 to 12/31/2015         13.164349          12.397834            2,585.1592
01/01/2016 to 12/31/2016         12.397834          12.289311            2,590.7016
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.944726          13.086132        1,026,255.7098
01/01/2008 to 12/31/2008         13.086132           7.610366          968,970.0248
01/01/2009 to 12/31/2009          7.610366           9.919738          798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251          785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063          672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485          624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577          545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816          405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021          345,691.0001
01/01/2016 to 12/31/2016         15.263021          16.344835          355,862.1092
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.965951          10.403852           51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635           52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290          116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752          114,981.5782
01/01/2016 to 12/31/2016         11.872752          12.642725          120,809.2898
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426              0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247         49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927        307,034.9133
01/01/2016 to 12/31/2016          1.171927           1.201823        283,579.5819
--------------------------        --------           --------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.962804          17.116257        590,073.6714
01/01/2008 to 12/31/2008         17.116257          11.802663        437,148.5686
01/01/2009 to 12/31/2009         11.802663          14.665635        418,089.9400
01/01/2010 to 12/31/2010         14.665635          17.278883        368,966.8417
01/01/2011 to 12/31/2011         17.278883          15.454099        336,817.3198
01/01/2012 to 12/31/2012         15.454099          17.915950        287,712.2079
01/01/2013 to 12/31/2013         17.915950          23.317695        252,238.2662
01/01/2014 to 12/31/2014         23.317695          23.306215        210,135.5073
01/01/2015 to 12/31/2015         23.306215          21.663213        182,058.9163
01/01/2016 to 12/31/2016         21.663213          27.940994        164,676.0893
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.829364          17.620509        445,604.3010
01/01/2008 to 12/31/2008         17.620509           9.978727        336,070.5402
01/01/2009 to 12/31/2009          9.978727          12.900855        358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990        269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447        244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664        220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151        185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062        164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497        148,041.8686
01/01/2016 to 12/31/2016         14.696497          14.315126        146,964.3866
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
01/01/2016 to 12/31/2016          0.959564           1.047802              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.961391          11.933208        682,836.8400
01/01/2008 to 12/31/2008         11.933208          10.917813        746,570.3257
01/01/2009 to 12/31/2009         10.917813          12.664811        767,252.0900
01/01/2010 to 12/31/2010         12.664811          13.411023        678,447.8767
01/01/2011 to 12/31/2011         13.411023          14.647270        596,849.5573
01/01/2012 to 12/31/2012         14.647270          15.706100        525,494.4515
01/01/2013 to 12/31/2013         15.706100          14.002111        452,641.9792
01/01/2014 to 12/31/2014         14.002111          14.157275        390,061.1226
01/01/2015 to 12/31/2015         14.157275          13.479002        345,664.7316
01/01/2016 to 12/31/2016         13.479002          13.905304        326,628.5467
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.404736          13.110413        719,451.5509
01/01/2008 to 12/31/2008         13.110413          12.935178        776,172.3023
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
01/01/2016 to 12/31/2016         16.833155          16.972821        328,815.7514
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038              0.0000
01/01/2013 to 12/31/2013         10.875038          10.203401            986.7498
01/01/2014 to 12/31/2014         10.203401          10.784057          5,735.9521
01/01/2015 to 12/31/2015         10.784057          10.642551            976.8583
01/01/2016 to 12/31/2016         10.642551          10.595690         16,789.9406
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
01/01/2016 to 12/31/2016         11.112109          11.417906          1,863.4090
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
01/01/2016 to 12/31/2016          1.188929           1.234350        504,618.4693
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.314090           8.474073        149,883.3162
01/01/2009 to 12/31/2009          8.474073          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
01/01/2016 to 12/31/2016         14.039123          14.593535        161,939.9156
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.698088           7.769023        196,324.6389
01/01/2009 to 12/31/2009          7.769023           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
01/01/2016 to 12/31/2016         13.860629          14.557192        141,967.7661
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.954181          57.024330        308,668.0904
01/01/2008 to 12/31/2008         57.024330          35.674748        276,826.4960
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
01/01/2016 to 12/31/2016         72.347659          82.427569         98,881.4676
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.313116           9.608835          502,456.6517
01/01/2008 to 12/31/2008          9.608835           5.688596          413,669.4413
01/01/2009 to 12/31/2009          5.688596           8.131775          420,798.9300
01/01/2010 to 12/31/2010          8.131775          10.202924          359,703.0932
01/01/2011 to 12/31/2011         10.202924           9.861078          313,697.5017
01/01/2012 to 12/31/2012          9.861078          11.014898          311,855.3561
01/01/2013 to 12/31/2013         11.014898          14.783140          285,261.3124
01/01/2014 to 12/31/2014         14.783140          16.382421          238,563.9669
01/01/2015 to 12/31/2015         16.382421          17.172544          201,286.8213
01/01/2016 to 12/31/2016         17.172544          17.923521          181,237.2991
--------------------------       ---------          ---------          ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.042406          13.184184           53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304           44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017           43,573.3308
01/01/2016 to 12/31/2016         12.038017          12.426654           41,654.1359
--------------------------       ---------          ---------          ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088078           6.040337           51,496.4654
01/01/2009 to 12/31/2009          6.040337           8.461583           82,197.8900
01/01/2010 to 12/31/2010          8.461583           8.888011          169,326.3736
01/01/2011 to 12/31/2011          8.888011           7.486399           80,367.3845
01/01/2012 to 12/31/2012          7.486399           8.638908           79,170.0802
01/01/2013 to 04/26/2013          8.638908           8.949795                0.0000
--------------------------       ---------          ---------          ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         13.897321          14.351824            7,009.5700
01/01/2010 to 12/31/2010         14.351824          14.899780           12,383.0597
01/01/2011 to 12/31/2011         14.899780          15.688931           11,446.0520
01/01/2012 to 12/31/2012         15.688931          15.967684            3,990.1293
01/01/2013 to 12/31/2013         15.967684          15.287359            3,711.0506
01/01/2014 to 12/31/2014         15.287359          15.842341            8,356.5897
01/01/2015 to 12/31/2015         15.842341          15.558733            7,056.0627
01/01/2016 to 12/31/2016         15.558733          15.607822           21,253.5328
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.247024          10.553046        1,015,568.2644
01/01/2008 to 12/31/2008         10.553046          10.639004        2,371,488.0135
01/01/2009 to 12/31/2009         10.639004          10.480908        1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080          984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891          954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355          789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836          894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309          644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723          605,682.5442
01/01/2016 to 12/31/2016          9.435723           9.282426          627,811.1668
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.555344          17.310581           70,025.9106
01/01/2014 to 12/31/2014         17.310581          18.860303           63,655.3725
01/01/2015 to 12/31/2015         18.860303          19.015748           53,067.2480
01/01/2016 to 12/31/2016         19.015748          19.649625           51,416.0454
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.648888          15.429601        147,231.5203
01/01/2008 to 12/31/2008         15.429601           7.838404        128,201.1462
01/01/2009 to 12/31/2009          7.838404          11.335295        123,258.8700
01/01/2010 to 12/31/2010         11.335295          14.164443         99,628.3543
01/01/2011 to 12/31/2011         14.164443          12.880067         87,881.4331
01/01/2012 to 12/31/2012         12.880067          13.417273         79,920.2742
01/01/2013 to 04/26/2013         13.417273          14.461751              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.711098          12.817358        492,311.6930
01/01/2008 to 12/31/2008         12.817358           7.991434        434,112.6527
01/01/2009 to 12/31/2009          7.991434          10.959638        389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058        370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634        341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541        573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796        497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841        430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297        374,574.6308
01/01/2016 to 12/31/2016         20.906297          20.516953        342,983.9825
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.564450           9.978019          6,824.1118
01/01/2008 to 12/31/2008          9.978019           5.705506         48,998.3368
01/01/2009 to 12/31/2009          5.705506           6.910104         62,900.3900
01/01/2010 to 12/31/2010          6.910104           7.834937         45,829.0696
01/01/2011 to 12/31/2011          7.834937           7.403653         42,488.3276
01/01/2012 to 12/31/2012          7.403653           8.196467         35,289.6277
01/01/2013 to 04/26/2013          8.196467           8.798666              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.040556          10.152174        883,697.9359
01/01/2008 to 12/31/2008         10.152174           5.392685        799,549.8858
01/01/2009 to 12/31/2009          5.392685           7.615002        718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111        634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327        548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802              0.0000
--------------------------       ---------          ---------        ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.859135          16.306100        761,548.8160
01/01/2008 to 12/31/2008         16.306100           8.630590        596,165.5651
01/01/2009 to 12/31/2009          8.630590          11.974815        552,762.9400
01/01/2010 to 12/31/2010         11.974815          13.504035        423,839.8849
01/01/2011 to 12/31/2011         13.504035          14.131542        368,727.8436
01/01/2012 to 12/31/2012         14.131542          15.493246        320,597.7553
01/01/2013 to 12/31/2013         15.493246          20.782927        289,823.6577
01/01/2014 to 12/31/2014         20.782927          20.764218        243,650.0651
01/01/2015 to 12/31/2015         20.764218          18.431923        220,307.2111
01/01/2016 to 12/31/2016         18.431923          22.214984        197,291.9068
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064695          10.129881                0.0000
01/01/2009 to 12/31/2009         10.129881          14.206229           12,094.9100
01/01/2010 to 12/31/2010         14.206229          17.113440           12,830.2236
01/01/2011 to 12/31/2011         17.113440          14.083849           13,442.8182
01/01/2012 to 12/31/2012         14.083849          16.315960            8,951.9780
01/01/2013 to 12/31/2013         16.315960          20.458437           11,794.4508
01/01/2014 to 12/31/2014         20.458437          18.757640           11,751.4509
01/01/2015 to 12/31/2015         18.757640          19.493020           14,436.6440
01/01/2016 to 12/31/2016         19.493020          20.270913           14,490.4597
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         21.897491          22.236591            8,315.8709
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         12.701227          15.535332            1,350.1000
01/01/2010 to 12/31/2010         15.535332          17.698021            1,910.3273
01/01/2011 to 12/31/2011         17.698021          16.544278            3,503.5063
01/01/2012 to 12/31/2012         16.544278          17.942723            7,439.4556
01/01/2013 to 12/31/2013         17.942723          23.399440            7,507.9566
01/01/2014 to 12/31/2014         23.399440          25.507070            9,166.0406
01/01/2015 to 12/31/2015         25.507070          25.001745            8,985.8355
01/01/2016 to 04/29/2016         25.001745          25.128938                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.413047          14.789310        1,315,469.2794
01/01/2008 to 12/31/2008         14.789310           8.797857        1,099,658.9712
01/01/2009 to 12/31/2009          8.797857          11.396812        1,012,674.2700
01/01/2010 to 12/31/2010         11.396812          12.522598          891,888.9010
01/01/2011 to 12/31/2011         12.522598          11.791509          801,517.5740
01/01/2012 to 12/31/2012         11.791509          13.057507          645,466.4688
01/01/2013 to 12/31/2013         13.057507          17.133113          580,374.7381
01/01/2014 to 12/31/2014         17.133113          18.594661          470,387.1638
01/01/2015 to 12/31/2015         18.594661          18.686232          395,336.5316
01/01/2016 to 12/31/2016         18.686232          19.675380          360,093.6748
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.513985          13.749101           27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465           47,292.5311
01/01/2016 to 12/31/2016         13.431465          13.796365           55,394.6160
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.099853          14.460114        5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737        4,823,309.4711
01/01/2016 to 12/31/2016         14.056737          14.653790        4,315,423.1342
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.075921          11.526954        1,598,877.3764
01/01/2008 to 12/31/2008         11.526954           8.987380        2,872,180.7332
01/01/2009 to 12/31/2009          8.987380          10.854598        3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251        3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850        3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990        2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648        2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                0.0000
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.518490          12.020101         4,956,840.2576
01/01/2008 to 12/31/2008         12.020101           8.690395         5,065,994.1323
01/01/2009 to 12/31/2009          8.690395          10.767338         5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574         5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042         5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083         5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509         4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.499935          14.983098         7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495         6,707,198.1384
01/01/2016 to 12/31/2016         14.536495          15.299267         5,800,643.4191
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.035216          12.402700        12,389,849.2039
01/01/2008 to 12/31/2008         12.402700           8.294780        12,007,765.4631
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
01/01/2016 to 12/31/2016         14.530683          15.441002         6,876,360.7866
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.689689          13.054701        12,268,807.7092
01/01/2008 to 12/31/2008         13.054701           7.969996        12,276,103.0249
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           7.016687           271,009.5412
01/01/2009 to 12/31/2009          7.016687           8.863588           353,417.2600
01/01/2010 to 12/31/2010          8.863588           9.584867           376,771.3664
01/01/2011 to 12/31/2011          9.584867           9.253106           375,161.9153
01/01/2012 to 12/31/2012          9.253106          10.557734           386,597.9056
01/01/2013 to 04/26/2013         10.557734          11.353330                 0.0000
--------------------------       ---------          ---------        ---------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.743176          13.360309          3,115.8800
01/01/2010 to 12/31/2010         13.360309          16.531427         12,392.3620
01/01/2011 to 12/31/2011         16.531427          15.881398          8,726.6061
01/01/2012 to 12/31/2012         15.881398          18.298861         10,435.4501
01/01/2013 to 12/31/2013         18.298861          23.871000          9,502.0884
01/01/2014 to 12/31/2014         23.871000          25.617806         15,557.8972
01/01/2015 to 12/31/2015         25.617806          24.499360         15,303.2038
01/01/2016 to 12/31/2016         24.499360          28.909188         12,016.8642
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.120340          13.532831        377,287.7898
01/01/2008 to 12/31/2008         13.532831           8.342698        293,287.0335
01/01/2009 to 12/31/2009          8.342698          10.322933        296,264.1000
01/01/2010 to 12/31/2010         10.322933          11.613853        282,084.1790
01/01/2011 to 12/31/2011         11.613853          11.599419        238,876.2858
01/01/2012 to 12/31/2012         11.599419          13.155623        252,965.0713
01/01/2013 to 12/31/2013         13.155623          17.025313        236,418.9244
01/01/2014 to 12/31/2014         17.025313          18.921391        190,682.8736
01/01/2015 to 12/31/2015         18.921391          18.762957        183,592.0918
01/01/2016 to 12/31/2016         18.762957          20.536145        174,954.6895
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.944162          20.917289         51,971.7468
01/01/2014 to 12/31/2014         20.917289          22.725377         37,514.7262
01/01/2015 to 12/31/2015         22.725377          22.249734         38,394.5696
01/01/2016 to 12/31/2016         22.249734          24.945586         35,185.9863
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.584222         19,860.7173
01/01/2009 to 12/31/2009          6.584222           8.080016         72,148.1900
01/01/2010 to 12/31/2010          8.080016           8.815149         88,995.4743
01/01/2011 to 12/31/2011          8.815149           8.615160         96,513.4404
01/01/2012 to 12/31/2012          8.615160           9.642956        100,159.9254
01/01/2013 to 04/26/2013          9.642956          10.551252              0.0000
--------------------------       ---------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.895451          11.436663          4,403.1900
01/01/2010 to 12/31/2010         11.436663          12.110959         11,105.3737
01/01/2011 to 12/31/2011         12.110959          10.395367          7,808.0383
01/01/2012 to 12/31/2012         10.395367          12.046530         15,074.2341
01/01/2013 to 12/31/2013         12.046530          14.375224         14,872.7791
01/01/2014 to 12/31/2014         14.375224          13.231571         13,105.5635
01/01/2015 to 12/31/2015         13.231571          12.831574         13,062.6080
01/01/2016 to 12/31/2016         12.831574          12.731112         14,515.1117
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.190964          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
01/01/2016 to 12/31/2016         23.104506          26.879920         33,918.0712
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.140250          15.428895        144,273.1358
01/01/2008 to 12/31/2008         15.428895           9.353781        129,427.3998
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.026831          13.541011          1,041.4200
01/01/2010 to 12/31/2010         13.541011          16.838547          5,418.5337
01/01/2011 to 12/31/2011         16.838547          15.830866          3,297.7268
01/01/2012 to 12/31/2012         15.830866          18.035140          9,276.9370
01/01/2013 to 12/31/2013         18.035140          24.478371          9,453.0474
01/01/2014 to 12/31/2014         24.478371          25.191460          7,720.6808
01/01/2015 to 12/31/2015         25.191460          23.631436          7,546.8112
01/01/2016 to 12/31/2016         23.631436          28.080742         13,928.2832
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.563767          20.865466         87,034.6666
01/01/2014 to 12/31/2014         20.865466          22.313121         75,221.8665
01/01/2015 to 12/31/2015         22.313121          24.231045         81,706.8703
01/01/2016 to 12/31/2016         24.231045          24.175418         79,224.6563
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          4.873139           6.297612        297,168.9507
01/01/2008 to 12/31/2008          6.297612           3.437283        217,688.2786
01/01/2009 to 12/31/2009          3.437283           5.369652        217,662.8500
01/01/2010 to 12/31/2010          5.369652           6.737666        191,266.8939
01/01/2011 to 12/31/2011          6.737666           5.965845        180,162.4399
01/01/2012 to 12/31/2012          5.965845           6.572172        143,664.0905
01/01/2013 to 04/26/2013          6.572172           6.865017              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.606782          14.726652            198.8200
01/01/2010 to 12/31/2010         14.726652          18.671588          2,093.0731
01/01/2011 to 12/31/2011         18.671588          15.288720          2,321.7774
01/01/2012 to 12/31/2012         15.288720          15.409403          2,010.5636
01/01/2013 to 12/31/2013         15.409403          16.770589          2,102.3810
01/01/2014 to 12/31/2014         16.770589          13.377435          1,066.6443
01/01/2015 to 12/31/2015         13.377435           8.839019          2,211.9820
01/01/2016 to 12/31/2016          8.839019          12.484863          1,337.3222
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.816150          28.784568        167,700.2038
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.267637          19.124730           519,702.0840
01/01/2008 to 12/31/2008      19.124730          15.296064           436,233.8823
01/01/2009 to 12/31/2009      15.296064          20.558065           409,103.2100
01/01/2010 to 12/31/2010      20.558065          22.820826           375,779.6735
01/01/2011 to 12/31/2011      22.820826          23.425811           329,853.8532
01/01/2012 to 12/31/2012      23.425811          25.997480           291,789.8651
01/01/2013 to 12/31/2013      25.997480          27.584862           243,330.3864
01/01/2014 to 12/31/2014      27.584862          28.415302           202,093.7975
01/01/2015 to 12/31/2015      28.415302          27.315181           176,321.4559
01/01/2016 to 04/29/2016      27.315181          28.113019                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      28.384110          29.398029            20,431.4822
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.744622          12.307762            17,086.2352
01/01/2011 to 12/31/2011      12.307762          12.512948            26,272.7059
01/01/2012 to 12/31/2012      12.512948          13.703146            32,377.6128
01/01/2013 to 12/31/2013      13.703146          13.655406            49,208.4362
01/01/2014 to 12/31/2014      13.655406          14.014656            45,306.4237
01/01/2015 to 12/31/2015      14.014656          13.570825            42,483.1311
01/01/2016 to 04/29/2016      13.570825          13.891353                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.502724          15.846744            29,409.6249
01/01/2008 to 12/31/2008      15.846744          15.488235           134,097.4692
01/01/2009 to 12/31/2009      15.488235          15.840564            90,533.8500
01/01/2010 to 12/31/2010      15.840564          16.420744            89,900.7356
01/01/2011 to 12/31/2011      16.420744          16.986337            86,984.1514
01/01/2012 to 12/31/2012      16.986337          17.198787            84,251.4841
01/01/2013 to 12/31/2013      17.198787          16.747425            37,599.6927
01/01/2014 to 12/31/2014      16.747425          16.876560            21,516.3540
01/01/2015 to 12/31/2015      16.876560          16.634701            18,808.9727
01/01/2016 to 12/31/2016      16.634701          16.513066            17,690.1212

CLASS VA



                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446            5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381           29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996           58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192           54,893.6108
01/01/2016 to 12/31/2016         11.935192          12.143818           63,424.3749
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
01/01/2016 to 12/31/2016          1.009006           1.010776           28,667.9543
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008027           6.992356        1,720,445.9303
01/01/2009 to 12/31/2009          6.992356           8.881638        3,252,652.1300
01/01/2010 to 12/31/2010          8.881638           9.784098        3,803,708.2323
01/01/2011 to 12/31/2011          9.784098           9.405479        3,720,487.5387
01/01/2012 to 12/31/2012          9.405479          10.486500        3,636,994.6124
01/01/2013 to 12/31/2013         10.486500          12.208182        3,440,159.9043
01/01/2014 to 12/31/2014         12.208182          12.715716        3,237,064.4371
01/01/2015 to 12/31/2015         12.715716          12.400753        2,816,824.0450
01/01/2016 to 12/31/2016         12.400753          13.130747        2,691,878.8768
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998027           6.342282        1,769,045.5680
01/01/2009 to 12/31/2009          6.342282           8.349533        2,424,613.8300
01/01/2010 to 12/31/2010          8.349533           9.306378        2,498,678.8047
01/01/2011 to 12/31/2011          9.306378           8.708073        2,613,840.2336
01/01/2012 to 12/31/2012          8.708073           9.933828        2,387,465.9683
01/01/2013 to 12/31/2013          9.933828          12.206386        2,213,019.1547
01/01/2014 to 12/31/2014         12.206386          12.754435        2,176,189.9736
01/01/2015 to 12/31/2015         12.754435          12.432218        2,132,234.5042
01/01/2016 to 12/31/2016         12.432218          13.304348        2,113,354.8316
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988028           5.743791          128,385.4757
01/01/2009 to 12/31/2009          5.743791           7.835191          275,571.9900
01/01/2010 to 12/31/2010          7.835191           9.105799          265,875.7822
01/01/2011 to 12/31/2011          9.105799           8.532140          251,752.5607
01/01/2012 to 12/31/2012          8.532140           9.838177          222,989.5897
01/01/2013 to 12/31/2013          9.838177          12.540809          210,768.5145
01/01/2014 to 12/31/2014         12.540809          13.325075          224,367.2955
01/01/2015 to 12/31/2015         13.325075          13.936918          205,437.9853
01/01/2016 to 12/31/2016         13.936918          14.933854          187,201.3651
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018026           7.664231          681,564.1327
01/01/2009 to 12/31/2009          7.664231           9.288692        1,864,648.0500
01/01/2010 to 12/31/2010          9.288692          10.026861        1,495,442.5447
01/01/2011 to 12/31/2011         10.026861           9.867207        1,178,660.4354
01/01/2012 to 12/31/2012          9.867207          10.740633        1,153,882.2955
01/01/2013 to 12/31/2013         10.740633          11.975342        1,086,841.1016
01/01/2014 to 12/31/2014         11.975342          12.478537        1,051,979.2246
01/01/2015 to 12/31/2015         12.478537          12.166943          972,266.5251
01/01/2016 to 12/31/2016         12.166943          12.787964          873,723.1529
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.107341          11.482334          62,539.1831
01/01/2013 to 12/31/2013          11.482334          10.895034         134,695.0142
01/01/2014 to 12/31/2014          10.895034          11.128446         145,068.0627
01/01/2015 to 12/31/2015          11.128446           9.883533         122,102.4339
01/01/2016 to 12/31/2016           9.883533          10.577105         126,660.1801
--------------------------        ---------          ---------         ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           9.934082          10.228279          25,787.9890
01/01/2013 to 12/31/2013          10.228279          11.081407         106,154.1305
01/01/2014 to 12/31/2014          11.081407          11.527592         149,704.3644
01/01/2015 to 12/31/2015          11.527592          11.309628         121,555.5653
01/01/2016 to 12/31/2016          11.309628          11.600120         138,263.7788
--------------------------        ---------          ---------         ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008          16.046652          11.971652          11,511.4523
01/01/2009 to 12/31/2009          11.971652          17.243250          30,404.6800
01/01/2010 to 12/31/2010          17.243250          19.606939          64,353.0306
01/01/2011 to 12/31/2011          19.606939          19.709415          63,772.1105
01/01/2012 to 12/31/2012          19.709415          22.558187          64,114.9242
01/01/2013 to 12/31/2013          22.558187          24.223673          65,832.9796
01/01/2014 to 12/31/2014          24.223673          24.575543          62,651.1808
01/01/2015 to 12/31/2015          24.575543          23.160238          59,441.4949
01/01/2016 to 12/31/2016          23.160238          25.926754          42,053.3982
--------------------------        ---------          ---------         ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          19.245665          16.064120         249,511.4729
01/01/2008 to 12/31/2008          16.064120           9.201824         233,787.8379
01/01/2009 to 12/31/2009           9.201824          12.176868         226,420.8600
01/01/2010 to 12/31/2010          12.176868          13.886119         203,887.4580
01/01/2011 to 12/31/2011          13.886119          12.876948         181,275.4715
01/01/2012 to 12/31/2012          12.876948          15.932812         173,902.1391
01/01/2013 to 12/31/2013          15.932812          16.203410         168,721.1437
01/01/2014 to 12/31/2014          16.203410          18.025806         149,686.7665
01/01/2015 to 12/31/2015          18.025806          17.456087         133,216.9319
01/01/2016 to 12/31/2016          17.456087          17.294568         125,290.4153
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007           7.612069           7.645002       1,041,174.5476
01/01/2008 to 12/31/2008           7.645002           4.576046         889,722.4014
01/01/2009 to 12/31/2009           4.576046           5.975843         818,395.1000
01/01/2010 to 12/31/2010           5.975843           7.265437         729,554.0714
01/01/2011 to 12/31/2011           7.265437           7.367833         835,271.7525
01/01/2012 to 12/31/2012           7.367833           8.574900         766,531.6980
01/01/2013 to 12/31/2013           8.574900          12.262580         676,170.6117
01/01/2014 to 12/31/2014          12.262580          14.319275         596,554.9374
01/01/2015 to 12/31/2015          14.319275          13.496115         548,961.2803
01/01/2016 to 12/31/2016          13.496115          13.610663         528,059.9942
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745             104.9272
01/01/2011 to 12/31/2011         138.571745         125.835311             505.6277
01/01/2012 to 12/31/2012         125.835311         151.404221           1,120.6220
01/01/2013 to 12/31/2013         151.404221         191.509486             748.4861
01/01/2014 to 04/25/2014         191.509486         199.169061               0.0000
--------------------------       ----------         ----------       --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.116150          10.271927          243,054.4120
01/01/2008 to 12/31/2008         10.271927           4.578276          255,592.6761
01/01/2009 to 12/31/2009          4.578276           6.203956          280,709.8600
01/01/2010 to 12/31/2010          6.203956           6.540272          272,006.9936
01/01/2011 to 04/29/2011          6.540272           6.945274                0.0000
--------------------------       ---------          ---------          ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.996823          15.183900          272,368.6003
01/01/2008 to 12/31/2008         15.183900           9.532418          195,491.9278
01/01/2009 to 12/31/2009          9.532418          12.386674          165,034.7800
01/01/2010 to 12/31/2010         12.386674          15.113932          152,386.6406
01/01/2011 to 12/31/2011         15.113932          13.910583          120,617.2515
01/01/2012 to 12/31/2012         13.910583          16.136315          106,272.5651
01/01/2013 to 12/31/2013         16.136315          21.023179           97,683.5078
01/01/2014 to 12/31/2014         21.023179          23.379678           82,000.4297
01/01/2015 to 12/31/2015         23.379678          20.868641           75,518.4148
01/01/2016 to 12/31/2016         20.868641          23.198484           75,367.1052
--------------------------       ---------          ---------          ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.584134          19.017716          627,653.5260
01/01/2008 to 12/31/2008         19.017716          11.041112          460,978.6793
01/01/2009 to 12/31/2009         11.041112          16.815186          436,066.6800
01/01/2010 to 12/31/2010         16.815186          19.227231          375,253.8749
01/01/2011 to 12/31/2011         19.227231          16.192619          340,157.1260
01/01/2012 to 12/31/2012         16.192619          20.554229          302,938.1809
01/01/2013 to 12/31/2013         20.554229          26.342855          280,422.8714
01/01/2014 to 12/31/2014         26.342855          24.374836          242,136.9359
01/01/2015 to 12/31/2015         24.374836          22.857379          225,877.8639
01/01/2016 to 12/31/2016         22.857379          24.285490          210,867.8659
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
01/01/2016 to 12/31/2016          1.020107           1.119301        1,594,196.9339
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.909290          11.404215          160,904.1045
01/01/2008 to 12/31/2008         11.404215           7.177860          135,640.6151
01/01/2009 to 12/31/2009          7.177860           8.923076          210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751          222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920          203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525          190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004          203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046          178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038          167,274.6283
01/01/2016 to 12/31/2016         14.936038          17.207145          142,618.4066
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.701441          16.230660        189,869.0687
01/01/2009 to 12/31/2009         16.230660          20.170985        255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818        234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724        155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199        145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186        177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974        169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245        109,936.5915
01/01/2016 to 12/31/2016         32.644245          37.032845        129,476.4644
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.335678          15.637262        585,719.6194
01/01/2008 to 12/31/2008         15.637262           9.409582        507,753.1697
01/01/2009 to 12/31/2009          9.409582          12.367259        466,082.9400
01/01/2010 to 12/31/2010         12.367259          15.327193        398,408.3390
01/01/2011 to 12/31/2011         15.327193          14.891553        376,693.7405
01/01/2012 to 12/31/2012         14.891553          17.290758        262,322.7907
01/01/2013 to 12/31/2013         17.290758          23.805318        319,630.3724
01/01/2014 to 12/31/2014         23.805318          25.230252        219,059.4686
01/01/2015 to 12/31/2015         25.230252          24.356456        246,796.9706
01/01/2016 to 12/31/2016         24.356456          26.657372        177,440.4265
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963         85,438.0167
01/01/2014 to 12/31/2014         10.444963          10.781011         83,817.6709
01/01/2015 to 12/31/2015         10.781011          10.639824         89,903.9016
01/01/2016 to 12/31/2016         10.639824          10.683050         90,417.9567
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038026           8.927771         28,139.0758
01/01/2009 to 12/31/2009          8.927771           9.831441         98,998.2100
01/01/2010 to 12/31/2010          9.831441          10.245177         91,375.3237
01/01/2011 to 12/31/2011         10.245177          10.645421         85,889.9308
01/01/2012 to 12/31/2012         10.645421          10.968482         81,720.2668
01/01/2013 to 04/26/2013         10.968482          10.939784              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470        214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313        856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452        368,009.6133
01/01/2016 to 12/31/2016          1.188452           1.201136        516,439.2395
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.311750          12.947617         80,801.0690
01/01/2008 to 12/31/2008         12.947617           7.723640         67,446.3153
01/01/2009 to 12/31/2009          7.723640          10.682263         87,508.4400
01/01/2010 to 12/31/2010         10.682263          12.801388        124,628.4800
01/01/2011 to 12/31/2011         12.801388          12.387038        148,487.6007
01/01/2012 to 12/31/2012         12.387038          14.224693        106,257.2654
01/01/2013 to 12/31/2013         14.224693          16.363954        101,570.1525
01/01/2014 to 12/31/2014         16.363954          16.629275         86,688.3877
01/01/2015 to 12/31/2015         16.629275          16.533129        117,207.0214
01/01/2016 to 12/31/2016         16.533129          17.013925         55,822.2046
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.450406          14.021368           75,218.3346
01/01/2008 to 12/31/2008         14.021368           6.123445          217,663.3260
01/01/2009 to 12/31/2009          6.123445          10.160875          298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627          251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738          251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677          395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520          275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227          268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877          279,468.2890
01/01/2016 to 12/31/2016          8.344877           9.138735          251,598.7537
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997534          10.195084            6,394.0405
01/01/2011 to 12/31/2011         10.195084          10.214674           10,143.5481
01/01/2012 to 12/31/2012         10.214674          10.766904           27,171.1595
01/01/2013 to 12/31/2013         10.766904          10.980504           34,886.3694
01/01/2014 to 12/31/2014         10.980504          10.864003           21,439.5310
01/01/2015 to 12/31/2015         10.864003          10.581094           22,800.1949
01/01/2016 to 12/31/2016         10.581094          11.355595           36,587.0674
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597           41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641           57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338           69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415           51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514           51,938.0170
01/01/2016 to 12/31/2016          9.612514           9.736865           50,880.7457
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998027          10.867960                0.0000
01/01/2010 to 12/31/2010         10.867960          12.119715            2,034.1542
01/01/2011 to 12/31/2011         12.119715          11.864590            2,056.6735
01/01/2012 to 12/31/2012         11.864590          13.316647           17,103.0465
01/01/2013 to 12/31/2013         13.316647          13.214774           19,298.3165
01/01/2014 to 12/31/2014         13.214774          13.127056            2,806.8004
01/01/2015 to 12/31/2015         13.127056          12.356527            2,694.8733
01/01/2016 to 12/31/2016         12.356527          12.242243            2,519.6144
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.930800          13.065482        1,412,136.3213
01/01/2008 to 12/31/2008         13.065482           7.594535        2,095,952.6013
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
01/01/2016 to 12/31/2016         15.178031          16.245697          821,914.5060
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
01/01/2016 to 12/31/2016         11.845004          12.606873          508,927.2628
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
01/01/2016 to 12/31/2016          1.170076           1.199325          255,701.9051
--------------------------        --------           --------          ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.858290          17.008110          491,512.3578
01/01/2008 to 12/31/2008         17.008110          11.722197          501,050.8223
01/01/2009 to 12/31/2009         11.722197          14.558366          376,337.5900
01/01/2010 to 12/31/2010         14.558366          17.143934          424,169.6817
01/01/2011 to 12/31/2011         17.143934          15.325747          368,891.8414
01/01/2012 to 12/31/2012         15.325747          17.758225          248,306.0224
01/01/2013 to 12/31/2013         17.758225          23.100870          300,564.8186
01/01/2014 to 12/31/2014         23.100870          23.077950          271,303.7736
01/01/2015 to 12/31/2015         23.077950          21.440311          238,350.9909
01/01/2016 to 12/31/2016         21.440311          27.639680          196,859.2677
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.680393          17.454683          828,521.3989
01/01/2008 to 12/31/2008         17.454683           9.884817          588,021.2914
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
01/01/2016 to 12/31/2016         14.538673          14.154316          333,718.6671
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
01/01/2016 to 12/31/2016          0.958753           1.046394           19,111.0620
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         10.941314          11.905367          761,114.7117
01/01/2008 to 12/31/2008         11.905367          10.886879          628,379.5045
01/01/2009 to 12/31/2009         10.886879          12.622618          612,207.5700
01/01/2010 to 12/31/2010         12.622618          13.359664          615,557.8327
01/01/2011 to 12/31/2011         13.359664          14.583906          522,777.4984
01/01/2012 to 12/31/2012         14.583906          15.630297          458,817.4301
01/01/2013 to 12/31/2013         15.630297          13.927562          448,389.8588
01/01/2014 to 12/31/2014         13.927562          14.074860          414,385.7765
01/01/2015 to 12/31/2015         14.074860          13.393833          376,259.3810
01/01/2016 to 12/31/2016         13.393833          13.810534          361,228.0233
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.277851          12.969788        1,393,983.3777
01/01/2008 to 12/31/2008         12.969788          12.790020        1,298,575.9372
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
01/01/2016 to 12/31/2016         16.586082          16.715339          862,620.4311
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912           40,902.4915
01/01/2013 to 12/31/2013         10.865912          10.189740           39,474.2888
01/01/2014 to 12/31/2014         10.189740          10.764236           17,646.5389
01/01/2015 to 12/31/2015         10.764236          10.617679           23,631.2964
01/01/2016 to 12/31/2016         10.617679          10.565643           18,197.4663
--------------------------       ---------          ---------           -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
01/01/2016 to 12/31/2016         11.097109          11.396794          138,536.7897
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
01/01/2016 to 12/31/2016          1.186739           1.231461          962,467.9228
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.301144           8.460286           87,036.9202
01/01/2009 to 12/31/2009          8.460286          10.377335          310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728          415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300          517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198          425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021          425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773          368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291          322,806.9862
01/01/2016 to 12/31/2016         13.967291          14.511610          306,428.2172
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.686099           7.756380           57,831.2657
01/01/2009 to 12/31/2009          7.756380           9.834791          188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635          240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738          286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538          294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441          307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340          309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705          327,792.1752
01/01/2016 to 12/31/2016         13.789705          14.475466          287,217.1556
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.381470          56.412292          488,664.9173
01/01/2008 to 12/31/2008         56.412292          35.274100          423,441.9663
01/01/2009 to 12/31/2009         35.274100          41.017004          400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906          366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719          335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264          329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932          263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414          266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095          220,244.0401
01/01/2016 to 12/31/2016         71.285095          81.176371          215,566.9549
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.227961           9.505627          924,956.0286
01/01/2008 to 12/31/2008          9.505627           5.624666          627,621.3948
01/01/2009 to 12/31/2009          5.624666           8.036369          780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183          716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655          607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334          572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492          528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772          353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211          389,996.5990
01/01/2016 to 12/31/2016         16.920211          17.651325          283,430.1207
--------------------------       ---------          ---------          ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.591377          14.875007           70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177           70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265           71,647.9353
01/01/2016 to 12/31/2016         13.568265          13.999304           67,163.9269
--------------------------       ---------          ---------          ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088023           6.038254           39,234.0356
01/01/2009 to 12/31/2009          6.038254           8.454436          111,257.9200
01/01/2010 to 12/31/2010          8.454436           8.876070          126,813.5087
01/01/2011 to 12/31/2011          8.876070           7.472605          120,514.0081
01/01/2012 to 12/31/2012          7.472605           8.618659          106,573.4907
01/01/2013 to 04/26/2013          8.618659           8.927398                0.0000
--------------------------       ---------          ---------          ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         13.824619          14.272032            1,981.4300
01/01/2010 to 12/31/2010         14.272032          14.809536            8,268.9298
01/01/2011 to 12/31/2011         14.809536          15.586135           11,688.6909
01/01/2012 to 12/31/2012         15.586135          15.855089           15,848.2219
01/01/2013 to 12/31/2013         15.855089          15.171972            9,739.7190
01/01/2014 to 12/31/2014         15.171972          15.714905           11,614.2995
01/01/2015 to 12/31/2015         15.714905          15.425862           21,883.0563
01/01/2016 to 12/31/2016         15.425862          15.466796           20,831.0222
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.142173          10.439815          856,002.8871
01/01/2008 to 12/31/2008         10.439815          10.519575        1,816,844.5984
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
01/01/2016 to 12/31/2016          9.297185           9.141565          731,804.6032
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942          17.226997           69,223.6879
01/01/2014 to 12/31/2014         17.226997          18.759852           57,054.4151
01/01/2015 to 12/31/2015         18.759852          18.905012           44,427.8319
01/01/2016 to 12/31/2016         18.905012          19.525432           39,802.2079
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2007 to 12/31/2007         12.632037          15.401303          129,885.6461
01/01/2008 to 12/31/2008         15.401303           7.820092          115,997.7577
01/01/2009 to 12/31/2009          7.820092          11.303161          114,728.7400
01/01/2010 to 12/31/2010         11.303161          14.117238           94,445.7320
01/01/2011 to 12/31/2011         14.117238          12.830735           75,490.4088
01/01/2012 to 12/31/2012         12.830735          13.359163           76,085.4478
01/01/2013 to 04/26/2013         13.359163          14.396828                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.642913          12.736327          586,119.8675
01/01/2008 to 12/31/2008         12.736327           7.936920          527,842.6455
01/01/2009 to 12/31/2009          7.936920          10.879438          487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387          441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536          391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480          770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249          688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273          687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121          575,660.4057
01/01/2016 to 12/31/2016         20.691121          20.295634          459,128.3347
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.564292           9.977183            9,938.1847
01/01/2008 to 12/31/2008          9.977183           5.702159          213,804.3003
01/01/2009 to 12/31/2009          5.702159           6.902598          208,651.7600
01/01/2010 to 12/31/2010          6.902598           7.822517           23,794.2214
01/01/2011 to 12/31/2011          7.822517           7.388228          222,381.5193
01/01/2012 to 12/31/2012          7.388228           8.175281           21,753.4939
01/01/2013 to 04/26/2013          8.175281           8.774528                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          8.947983          10.043168        1,441,276.4124
01/01/2008 to 12/31/2008         10.043168           5.332099          993,381.0298
01/01/2009 to 12/31/2009          5.332099           7.525685          905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054          803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451          686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.676407          16.131145          436,474.4776
01/01/2008 to 12/31/2008         16.131145           8.533693          377,907.7540
01/01/2009 to 12/31/2009          8.533693          11.834451          331,123.6300
01/01/2010 to 12/31/2010         11.834451          13.339080          280,224.7819
01/01/2011 to 12/31/2011         13.339080          13.951958          230,214.7237
01/01/2012 to 12/31/2012         13.951958          15.288669          227,434.9548
01/01/2013 to 12/31/2013         15.288669          20.498259          226,140.7731
01/01/2014 to 12/31/2014         20.498259          20.469564          203,587.8705
01/01/2015 to 12/31/2015         20.469564          18.161276          186,126.7284
01/01/2016 to 12/31/2016         18.161276          21.877849          163,343.5623
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064543          10.129022              151.0011
01/01/2009 to 12/31/2009         10.129022          14.197922           14,034.2000
01/01/2010 to 12/31/2010         14.197922          17.094897           14,594.0220
01/01/2011 to 12/31/2011         17.094897          14.061559            6,668.7874
01/01/2012 to 12/31/2012         14.061559          16.281954            7,454.5487
01/01/2013 to 12/31/2013         16.281954          20.405601           12,789.2166
01/01/2014 to 12/31/2014         20.405601          18.699838           12,444.6349
01/01/2015 to 12/31/2015         18.699838          19.423236           22,503.2465
01/01/2016 to 12/31/2016         19.423236          20.188248           22,542.2040
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         21.749126          22.078608           47,712.0703
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         12.604707          15.412194           67,619.5000
01/01/2010 to 12/31/2010         15.412194          17.548973           62,413.3547
01/01/2011 to 12/31/2011         17.548973          16.396759           55,261.9462
01/01/2012 to 12/31/2012         16.396759          17.773798           51,422.9335
01/01/2013 to 12/31/2013         17.773798          23.167563           51,819.0742
01/01/2014 to 12/31/2014         23.167563          25.241683           49,647.7236
01/01/2015 to 12/31/2015         25.241683          24.729244           44,033.7749
01/01/2016 to 04/29/2016         24.729244          24.850964                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.265570          14.630624        1,485,940.4058
01/01/2008 to 12/31/2008         14.630624           8.699080        1,318,175.6319
01/01/2009 to 12/31/2009          8.699080          11.263222        1,224,577.7000
01/01/2010 to 12/31/2010         11.263222          12.369630        1,120,293.8513
01/01/2011 to 12/31/2011         12.369630          11.641659          987,619.3230
01/01/2012 to 12/31/2012         11.641659          12.885091          857,991.0856
01/01/2013 to 12/31/2013         12.885091          16.898436          754,758.6576
01/01/2014 to 12/31/2014         16.898436          18.330797          664,359.8467
01/01/2015 to 12/31/2015         18.330797          18.411859          591,855.9892
01/01/2016 to 12/31/2016         18.411859          19.376793          529,058.4030
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733           49,276.4636
01/01/2016 to 12/31/2016         13.359733          13.715825           71,093.4173
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080        5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661        4,900,397.5355
01/01/2016 to 12/31/2016         13.981661          14.568240        4,449,925.9778
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.064002          11.508762        1,111,839.0685
01/01/2008 to 12/31/2008         11.508762           8.968693        1,635,860.6121
01/01/2009 to 12/31/2009          8.968693          10.826616        2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861        3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574        3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462        2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466        2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.506096          12.001131         4,928,840.2004
01/01/2008 to 12/31/2008         12.001131           8.672324         4,853,593.9947
01/01/2009 to 12/31/2009          8.672324          10.739578         5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988         5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326         4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561         4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353         3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
01/01/2016 to 12/31/2016         14.458852          15.209943        10,295,072.4353
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.022266          12.383127        16,411,173.0140
01/01/2008 to 12/31/2008         12.383127           8.277530        17,988,455.9112
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
01/01/2016 to 12/31/2016         14.453064          15.350843         9,239,131.0969
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.676036          13.034100        15,838,198.3746
01/01/2008 to 12/31/2008         13.034100           7.953419        16,996,458.2720
01/01/2009 to 12/31/2009          7.953419          10.162676        15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582        13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780        12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927        11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509        11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           7.014269           378,262.6209
01/01/2009 to 12/31/2009          7.014269           8.856104           557,059.5200
01/01/2010 to 12/31/2010          8.856104           9.571990           567,386.4942
01/01/2011 to 12/31/2011          9.571990           9.236064           544,047.1713
01/01/2012 to 12/31/2012          9.236064          10.532994           526,519.1755
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994         10,904.3100
01/01/2010 to 12/31/2010         13.296994          16.444869          5,312.0442
01/01/2011 to 12/31/2011         16.444869          15.790359          5,068.6268
01/01/2012 to 12/31/2012         15.790359          18.184822          5,444.2590
01/01/2013 to 12/31/2013         18.184822          23.710385          9,137.4498
01/01/2014 to 12/31/2014         23.710385          25.432717         13,020.8327
01/01/2015 to 12/31/2015         25.432717          24.310190         14,014.7385
01/01/2016 to 12/31/2016         24.310190          28.671634         15,306.9460
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.019175          13.424435        284,178.8531
01/01/2008 to 12/31/2008         13.424435           8.273378        270,144.6858
01/01/2009 to 12/31/2009          8.273378          10.234088        290,907.4100
01/01/2010 to 12/31/2010         10.234088          11.510447        246,176.4788
01/01/2011 to 12/31/2011         11.510447          11.492700        244,933.6841
01/01/2012 to 12/31/2012         11.492700          13.030657        238,255.2995
01/01/2013 to 12/31/2013         13.030657          16.858533        221,661.6539
01/01/2014 to 12/31/2014         16.858533          18.730418        197,774.5182
01/01/2015 to 12/31/2015         18.730418          18.568010        175,086.0369
01/01/2016 to 12/31/2016         18.568010          20.316679        172,426.4139
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199        105,176.6217
01/01/2014 to 12/31/2014         20.756199          22.539090         67,111.9496
01/01/2015 to 12/31/2015         22.539090          22.056313         52,975.5370
01/01/2016 to 12/31/2016         22.056313          24.716370         57,444.3217
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.581951         28,919.6475
01/01/2009 to 12/31/2009          6.581951           8.073191        214,997.4100
01/01/2010 to 12/31/2010          8.073191           8.803303        224,220.4211
01/01/2011 to 12/31/2011          8.803303           8.599289        234,873.0590
01/01/2012 to 12/31/2012          8.599289           9.620356        220,738.7279
01/01/2013 to 04/26/2013          9.620356          10.524851              0.0000
--------------------------       ---------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.848886          11.373048            108.5900
01/01/2010 to 12/31/2010         11.373048          12.037580          1,154.5455
01/01/2011 to 12/31/2011         12.037580          10.327221            818.1329
01/01/2012 to 12/31/2012         10.327221          11.961547          1,570.5152
01/01/2013 to 12/31/2013         11.961547          14.266681          4,280.1639
01/01/2014 to 12/31/2014         14.266681          13.125095          5,624.9478
01/01/2015 to 12/31/2015         13.125095          12.721950          4,094.6342
01/01/2016 to 12/31/2016         12.721950          12.616036          8,566.0549
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.068260          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
01/01/2016 to 12/31/2016         22.926111          26.659045         99,726.2378
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         16.010503          15.297171        242,339.9123
01/01/2008 to 12/31/2008         15.297171           9.269262        172,029.0776
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.969103          13.465685         10,925.9700
01/01/2010 to 12/31/2010         13.465685          16.736517         11,728.3571
01/01/2011 to 12/31/2011         16.736517          15.727087          5,294.0475
01/01/2012 to 12/31/2012         15.727087          17.907911          7,143.4603
01/01/2013 to 12/31/2013         17.907911          24.293548         17,911.7560
01/01/2014 to 12/31/2014         24.293548          24.988752         21,042.0136
01/01/2015 to 12/31/2015         24.988752          23.429556         17,758.9461
01/01/2016 to 12/31/2016         23.429556          27.826941         16,294.3585
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.444247          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
01/01/2016 to 12/31/2016         24.024065          23.956932        135,689.4469
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          4.823166           6.229901        296,934.7843
01/01/2008 to 12/31/2008          6.229901           3.398616        201,977.2869
01/01/2009 to 12/31/2009          3.398616           5.306594        275,558.0900
01/01/2010 to 12/31/2010          5.306594           6.655218        206,138.7608
01/01/2011 to 12/31/2011          6.655218           5.889901        165,476.5989
01/01/2012 to 12/31/2012          5.889901           6.485249        137,184.1621
01/01/2013 to 04/26/2013          6.485249           6.773144              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.603814          14.718034              0.0000
01/01/2010 to 12/31/2010         14.718034          18.651343          8,095.9737
01/01/2011 to 12/31/2011         18.651343          15.264514          6,758.6347
01/01/2012 to 12/31/2012         15.264514          15.377272          3,585.4584
01/01/2013 to 12/31/2013         15.377272          16.727253          3,077.9265
01/01/2014 to 12/31/2014         16.727253          13.336181          2,896.0062
01/01/2015 to 12/31/2015         13.336181           8.807343          3,739.1815
01/01/2016 to 12/31/2016          8.807343          12.433905          2,807.6768
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518509          28.467128        286,938.2632
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.080789          18.919602           722,771.4459
01/01/2008 to 12/31/2008      18.919602          15.124411           584,225.4541
01/01/2009 to 12/31/2009      15.124411          20.317210           519,017.5600
01/01/2010 to 12/31/2010      20.317210          22.542192           465,761.3742
01/01/2011 to 12/31/2011      22.542192          23.128254           405,805.4391
01/01/2012 to 12/31/2012      23.128254          25.654361           378,187.8879
01/01/2013 to 12/31/2013      25.654361          27.207186           345,391.5204
01/01/2014 to 12/31/2014      27.207186          28.012247           323,726.4175
01/01/2015 to 12/31/2015      28.012247          26.914264           283,568.6505
01/01/2016 to 04/29/2016      26.914264          27.695839                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      28.080394          29.073825            22,924.8306
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.733980          12.292535             2,020.2594
01/01/2011 to 12/31/2011      12.292535          12.491238            16,762.6537
01/01/2012 to 12/31/2012      12.491238          13.672498            71,298.7942
01/01/2013 to 12/31/2013      13.672498          13.618052            86,765.1833
01/01/2014 to 12/31/2014      13.618052          13.969333            56,442.5192
01/01/2015 to 12/31/2015      13.969333          13.520174            55,530.1065
01/01/2016 to 04/29/2016      13.520174          13.837231                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007      15.408678          15.742695            18,483.9709
01/01/2008 to 12/31/2008      15.742695          15.378827            14,224.6665
01/01/2009 to 12/31/2009      15.378827          15.720806            29,969.4600
01/01/2010 to 12/31/2010      15.720806          16.288453            32,170.8658
01/01/2011 to 12/31/2011      16.288453          16.841092            41,783.1302
01/01/2012 to 12/31/2012      16.841092          17.043155            34,672.0779
01/01/2013 to 12/31/2013      17.043155          16.587579            28,701.0380
01/01/2014 to 12/31/2014      16.587579          16.707126            21,981.5391
01/01/2015 to 12/31/2015      16.707126          16.459462            19,248.7296
01/01/2016 to 12/31/2016      16.459462          16.330939            18,874.6397

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2016. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

CLASS AA




                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007      18.180489          20.559009            49,045.1493
01/01/2008 to 12/31/2008      20.559009          12.089678            39,057.5895
01/01/2009 to 12/31/2009      12.089678          16.123098            29,914.2300
01/01/2010 to 12/31/2010      16.123098          17.944243            25,658.5638
01/01/2011 to 12/31/2011      17.944243          16.502309            20,197.6082
01/01/2012 to 12/31/2012      16.502309          18.799138            17,539.3485
01/01/2013 to 12/31/2013      18.799138          22.062525            10,966.3777
01/01/2014 to 12/31/2014      22.062525          21.827884            10,159.2298
01/01/2015 to 12/31/2015      21.827884          21.020002             9,407.8850
01/01/2016 to 12/31/2016      21.020002          20.634156             8,135.6786
--------------------------    ---------          ---------            -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2007 to 12/31/2007      17.953306          20.253814            92,205.7561
01/01/2008 to 12/31/2008      20.253814          11.877065            83,417.3222
01/01/2009 to 12/31/2009      11.877065          15.800848            80,862.6600
01/01/2010 to 12/31/2010      15.800848          17.545849            82,664.3488
01/01/2011 to 12/31/2011      17.545849          16.092555            70,232.1735
01/01/2012 to 12/31/2012      16.092555          18.288288            73,311.0573
01/01/2013 to 12/31/2013      18.288288          21.409633            71,183.5926
01/01/2014 to 12/31/2014      21.409633          21.130937            69,559.0511
01/01/2015 to 12/31/2015      21.130937          20.292070            64,906.0384
01/01/2016 to 12/31/2016      20.292070          19.870554            65,726.7891
--------------------------    ---------          ---------            -----------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007      13.981782          14.606853            21,031.3978
01/01/2008 to 12/31/2008      14.606853          15.114072            17,153.5610
01/01/2009 to 12/31/2009      15.114072          16.107936            14,541.9000
01/01/2010 to 12/31/2010      16.107936          16.934586            13,333.8901
01/01/2011 to 12/31/2011      16.934586          17.946412            11,083.0441
01/01/2012 to 12/31/2012      17.946412          18.213200            10,443.5259
01/01/2013 to 12/31/2013      18.213200          17.413361             9,895.8544
01/01/2014 to 12/31/2014      17.413361          18.080298             8,516.7469
01/01/2015 to 12/31/2015      18.080298          17.824537             8,064.5853
01/01/2016 to 12/31/2016      17.824537          17.779088             7,719.7297
--------------------------    ---------          ---------            -----------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2007 to 12/31/2007         15.761654          15.739100          208,895.1439
01/01/2008 to 12/31/2008         15.739100           8.875095          167,864.2867
01/01/2009 to 12/31/2009          8.875095          11.367046          146,006.6900
01/01/2010 to 12/31/2010         11.367046          12.881212          132,926.4747
01/01/2011 to 12/31/2011         12.881212          12.785677          126,203.6059
01/01/2012 to 12/31/2012         12.785677          14.757185          128,325.9566
01/01/2013 to 12/31/2013         14.757185          18.601567          117,204.4805
01/01/2014 to 12/31/2014         18.601567          19.898361          118,340.9249
01/01/2015 to 12/31/2015         19.898361          18.790062          103,682.4300
01/01/2016 to 12/31/2016         18.790062          21.810148          100,262.8362
--------------------------       ---------          ---------          ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         14.198986          16.164643        1,094,311.3935
01/01/2008 to 12/31/2008         16.164643           9.503099          930,983.3379
01/01/2009 to 12/31/2009          9.503099          12.842236          856,851.5200
01/01/2010 to 12/31/2010         12.842236          13.728420          784,849.5232
01/01/2011 to 12/31/2011         13.728420          12.098150          691,218.7736
01/01/2012 to 12/31/2012         12.098150          14.104148          658,394.0752
01/01/2013 to 12/31/2013         14.104148          17.102922          579,564.1519
01/01/2014 to 12/31/2014         17.102922          14.987713          546,717.9939
01/01/2015 to 12/31/2015         14.987713          13.819733          508,025.4503
01/01/2016 to 12/31/2016         13.819733          14.605411          476,415.9324
--------------------------       ---------          ---------        --------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.219284          10.568199            9,872.4945
01/01/2013 to 12/31/2013         10.568199          11.582847           19,659.1276
01/01/2014 to 12/31/2014         11.582847          12.261112           15,462.5411
01/01/2015 to 12/31/2015         12.261112          12.160685           14,536.0810
01/01/2016 to 12/31/2016         12.160685          12.422836           42,967.8487
--------------------------       ---------          ---------        --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996850           1.040408                0.0000
01/01/2015 to 12/31/2015          1.040408           1.015852                0.0000
01/01/2016 to 12/31/2016          1.015852           1.021713                0.0000
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.045581           7.011667          109,776.8648
01/01/2009 to 12/31/2009          7.011667           8.941853          365,651.4700
01/01/2010 to 12/31/2010          8.941853           9.889880          514,685.6801
01/01/2011 to 12/31/2011          9.889880           9.545193          570,881.0633
01/01/2012 to 12/31/2012          9.545193          10.685140          553,826.7001
01/01/2013 to 12/31/2013         10.685140          12.489271          462,215.0924
01/01/2014 to 12/31/2014         12.489271          13.060633          503,087.9344
01/01/2015 to 12/31/2015         13.060633          12.788193          488,052.8475
01/01/2016 to 12/31/2016         12.788193          13.595256          561,371.6273
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.450129           6.359814           86,154.4539
01/01/2009 to 12/31/2009          6.359814           8.406163          324,996.1000
01/01/2010 to 12/31/2010          8.406163           9.407014          406,660.5433
01/01/2011 to 12/31/2011          9.407014           8.837455          386,230.4869
01/01/2012 to 12/31/2012          8.837455          10.122028          417,351.8192
01/01/2013 to 12/31/2013         10.122028          12.487463          301,881.4066
01/01/2014 to 12/31/2014         12.487463          13.100436          276,165.2396
01/01/2015 to 12/31/2015         13.100436          12.820674          267,650.2691
01/01/2016 to 12/31/2016         12.820674          13.775033          297,849.9455
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.650957           7.685380           78,370.5567
01/01/2009 to 12/31/2009          7.685380           9.351642          125,985.2400
01/01/2010 to 12/31/2010          9.351642          10.135248          195,172.1714
01/01/2011 to 12/31/2011         10.135248          10.013751          172,156.6061
01/01/2012 to 12/31/2012         10.013751          10.944060          195,774.4650
01/01/2013 to 12/31/2013         10.944060          12.251046          157,082.3929
01/01/2014 to 12/31/2014         12.251046          12.816991          193,689.1529
01/01/2015 to 12/31/2015         12.816991          12.547047          259,639.3694
01/01/2016 to 12/31/2016         12.547047          13.240317          247,024.1120
--------------------------       ---------          ---------          ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.153421          11.560958           78,687.2378
01/01/2013 to 12/31/2013         11.560958          11.013615           64,229.5813
01/01/2014 to 12/31/2014         11.013615          11.294663           54,908.8288
01/01/2015 to 12/31/2015         11.294663          10.071399           80,579.4510
01/01/2016 to 12/31/2016         10.071399          10.821342           75,737.7857
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.974236          10.297225           65,814.7992
01/01/2013 to 12/31/2013         10.297225          11.200807           84,971.8824
01/01/2014 to 12/31/2014         11.200807          11.698501           83,056.3491
01/01/2015 to 12/31/2015         11.698501          11.523323           71,338.4715
01/01/2016 to 12/31/2016         11.523323          11.866670           61,802.6802
--------------------------       ---------          ---------          ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.451786          16.301648          962,662.9505
01/01/2008 to 12/31/2008         16.301648           9.375546          898,902.5035
01/01/2009 to 12/31/2009          9.375546          12.456502          850,762.0600
01/01/2010 to 12/31/2010         12.456502          14.261852          725,773.5792
01/01/2011 to 12/31/2011         14.261852          13.278301          627,471.1486
01/01/2012 to 12/31/2012         13.278301          16.495575          566,014.5596
01/01/2013 to 12/31/2013         16.495575          16.842986          516,133.9085
01/01/2014 to 12/31/2014         16.842986          18.812389          476,973.5960
01/01/2015 to 12/31/2015         18.812389          18.290851          430,967.1818
01/01/2016 to 12/31/2016         18.290851          18.194191          390,621.5516
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          7.790114           7.855354        3,569,204.5839
01/01/2008 to 12/31/2008          7.855354           4.720908        3,194,091.4869
01/01/2009 to 12/31/2009          4.720908           6.189734        2,925,895.0400
01/01/2010 to 12/31/2010          6.189734           7.555612        2,519,223.1312
01/01/2011 to 12/31/2011          7.555612           7.692749        3,247,343.5164
01/01/2012 to 12/31/2012          7.692749           8.989117        2,874,047.2420
01/01/2013 to 12/31/2013          8.989117          12.906402        2,340,718.2792
01/01/2014 to 12/31/2014         12.906402          15.131470        2,154,270.2554
01/01/2015 to 12/31/2015         15.131470          14.318818        1,936,931.5390
01/01/2016 to 12/31/2016         14.318818          14.498235        1,629,901.0051
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.167932          10.361388        1,673,293.9561
01/01/2008 to 12/31/2008         10.361388           4.636803        1,882,751.0198
01/01/2009 to 12/31/2009          4.636803           6.308458        1,900,175.9400
01/01/2010 to 12/31/2010          6.308458           6.677074        1,705,574.4558
01/01/2011 to 04/29/2011          6.677074           7.099800                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010713           1.047990          861,995.8827
01/01/2013 to 12/31/2013          1.047990           1.052652        1,479,332.1236
01/01/2014 to 12/31/2014          1.052652           1.095947        1,111,795.1038
01/01/2015 to 12/31/2015          1.095947           1.035267        1,017,535.9507
01/01/2016 to 12/31/2016          1.035267           1.140487          691,093.1675
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.989012          11.526833          562,462.6008
01/01/2008 to 12/31/2008         11.526833           7.284283          479,137.1863
01/01/2009 to 12/31/2009          7.284283           9.091671          470,628.1100
01/01/2010 to 12/31/2010          9.091671          10.297003          429,712.7986
01/01/2011 to 12/31/2011         10.297003          10.003552          372,244.5892
01/01/2012 to 12/31/2012         10.003552          11.682023          331,441.2073
01/01/2013 to 12/31/2013         11.682023          15.596276          312,727.9147
01/01/2014 to 12/31/2014         15.596276          16.811629          289,063.5138
01/01/2015 to 12/31/2015         16.811629          15.588040          270,307.7552
01/01/2016 to 12/31/2016         15.588040          18.030259          253,254.6920
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         28.270682          28.125704          135,922.7822
01/01/2008 to 12/31/2008         28.125704          17.012216          120,939.4366
01/01/2009 to 12/31/2009         17.012216          21.281712          105,115.5000
01/01/2010 to 12/31/2010         21.281712          26.409726           79,816.4349
01/01/2011 to 12/31/2011         26.409726          25.141956           67,243.5832
01/01/2012 to 12/31/2012         25.141956          28.508025           55,401.9888
01/01/2013 to 12/31/2013         28.508025          36.721384           46,509.6939
01/01/2014 to 12/31/2014         36.721384          39.816677           41,935.2433
01/01/2015 to 12/31/2015         39.816677          35.825080           38,660.2916
01/01/2016 to 12/31/2016         35.825080          40.901135           36,086.1208
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         27.957521          27.732058        2,294,755.3848
01/01/2008 to 12/31/2008         27.732058          16.742026        1,991,599.9433
01/01/2009 to 12/31/2009         16.742026          20.889916        1,789,583.2400
01/01/2010 to 12/31/2010         20.889916          25.858287        1,544,524.0034
01/01/2011 to 12/31/2011         25.858287          24.556513        1,324,837.8687
01/01/2012 to 12/31/2012         24.556513          27.772107        1,184,827.2736
01/01/2013 to 12/31/2013         27.772107          35.685485        1,010,159.8372
01/01/2014 to 12/31/2014         35.685485          38.582772          890,433.1187
01/01/2015 to 12/31/2015         38.582772          34.629296          797,379.7505
01/01/2016 to 12/31/2016         34.629296          39.442229          735,351.4305
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.638413          16.031837        1,056,076.1624
01/01/2008 to 12/31/2008         16.031837           9.685902          952,948.0137
01/01/2009 to 12/31/2009          9.685902          12.781463          878,594.9100
01/01/2010 to 12/31/2010         12.781463          15.903943          759,858.0978
01/01/2011 to 12/31/2011         15.903943          15.513737          627,042.4898
01/01/2012 to 12/31/2012         15.513737          18.085742          546,323.4669
01/01/2013 to 12/31/2013         18.085742          24.999529          462,742.8333
01/01/2014 to 12/31/2014         24.999529          26.602162          404,900.3018
01/01/2015 to 12/31/2015         26.602162          25.783820          361,360.2311
01/01/2016 to 12/31/2016         25.783820          28.332665          330,949.9033
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036           46,916.3142
01/01/2013 to 12/31/2013          1.050036           1.149200          123,147.5952
01/01/2014 to 12/31/2014          1.149200           1.212274          147,803.8773
01/01/2015 to 12/31/2015          1.212274           1.206111          420,917.6996
01/01/2016 to 12/31/2016          1.206111           1.223869          586,679.7317
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988083           9.767007           22,478.3298
01/01/2012 to 12/31/2012          9.767007          10.054067           37,926.1028
01/01/2013 to 12/31/2013         10.054067          10.029369           31,351.5397
01/01/2014 to 12/31/2014         10.029369           9.994549           48,996.3299
01/01/2015 to 12/31/2015          9.994549           9.794250           71,969.4221
01/01/2016 to 12/31/2016          9.794250           9.960714           67,259.4787
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.823082           7.722094        3,840,682.0826
01/01/2009 to 12/31/2009          7.722094          10.100668        3,504,983.5700
01/01/2010 to 12/31/2010         10.100668          11.603880        3,319,453.8282
01/01/2011 to 12/31/2011         11.603880          10.781962        2,974,570.0289
01/01/2012 to 12/31/2012         10.781962          12.411214        2,863,186.0500
01/01/2013 to 12/31/2013         12.411214          15.849987        3,012,187.3011
01/01/2014 to 12/31/2014         15.849987          16.424966        2,359,252.8177
01/01/2015 to 12/31/2015         16.424966          15.871355        2,144,347.8966
01/01/2016 to 12/31/2016         15.871355          17.055870        1,850,596.3118
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 01/01/2007         10.314193          10.314193        2,573,392.7073
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.001185          10.465180           29,368.5301
01/01/2013 to 12/31/2013         10.465180          11.801777          195,730.6705
01/01/2014 to 12/31/2014         11.801777          12.760543          214,957.1040
01/01/2015 to 12/31/2015         12.760543          12.068797          190,703.8577
01/01/2016 to 12/31/2016         12.068797          12.896529          192,698.7753
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006           35,509.6706
01/01/2014 to 12/31/2014          1.129006           1.216413           76,593.6832
01/01/2015 to 12/31/2015          1.216413           1.184966          563,022.2692
01/01/2016 to 12/31/2016          1.184966           1.219455          599,886.5937
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         18.373348          19.372606           23,438.5045
01/01/2008 to 12/31/2008         19.372606          13.431072           18,857.2111
01/01/2009 to 12/31/2009         13.431072          16.796043           17,087.9900
01/01/2010 to 12/31/2010         16.796043          19.899465           13,013.3584
01/01/2011 to 12/31/2011         19.899465          17.916631           10,342.6919
01/01/2012 to 12/31/2012         17.916631          20.894995            5,625.0333
01/01/2013 to 12/31/2013         20.894995          27.365591            5,430.4123
01/01/2014 to 12/31/2014         27.365591          27.515295            4,326.2379
01/01/2015 to 12/31/2015         27.515295          25.720381            4,251.6807
01/01/2016 to 12/31/2016         25.720381          33.366558            4,118.6216
--------------------------       ---------          ---------           -----------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.194563          17.398251          329,685.5289
01/01/2008 to 12/31/2008         17.398251          12.039391          293,653.6606
01/01/2009 to 12/31/2009         12.039391          15.012256          272,385.8900
01/01/2010 to 12/31/2010         15.012256          17.749214          253,220.4909
01/01/2011 to 12/31/2011         17.749214          15.930335          222,879.8891
01/01/2012 to 12/31/2012         15.930335          18.533118          190,630.6114
01/01/2013 to 12/31/2013         18.533118          24.205448          163,707.1051
01/01/2014 to 12/31/2014         24.205448          24.278381          151,636.5493
01/01/2015 to 12/31/2015         24.278381          22.646009          143,388.7357
01/01/2016 to 12/31/2016         22.646009          29.310941          126,240.9038
--------------------------       ---------          ---------          ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.493454           6.189533        1,102,739.6876
01/01/2009 to 12/31/2009          6.189533          10.311678        1,018,045.0200
01/01/2010 to 12/31/2010         10.311678          12.573888          892,372.3645
01/01/2011 to 12/31/2011         12.573888          10.080204          807,068.1927
01/01/2012 to 12/31/2012         10.080204          11.817517          771,317.6702
01/01/2013 to 12/31/2013         11.817517          11.072761          751,255.9339
01/01/2014 to 12/31/2014         11.072761          10.206795          746,162.6117
01/01/2015 to 12/31/2015         10.206795           8.674616          746,443.0346
01/01/2016 to 12/31/2016          8.674616           9.537906          681,273.6433
--------------------------       ---------          ---------        --------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
 (CLASS 2))
01/01/2007 to 12/31/2007         20.231568          25.691211          630,239.4306
01/01/2008 to 04/25/2008         25.691211          23.386805                0.0000
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         16.237795          18.189039           15,521.5147
01/01/2008 to 12/31/2008         18.189039          10.356497           12,347.6321
01/01/2009 to 12/31/2009         10.356497          13.473503            5,881.8400
01/01/2010 to 12/31/2010         13.473503          14.834696            5,775.1770
01/01/2011 to 12/31/2011         14.834696          13.101868            5,630.7615
01/01/2012 to 12/31/2012         13.101868          15.111446            3,448.0475
01/01/2013 to 12/31/2013         15.111446          17.818925            1,940.8876
01/01/2014 to 12/31/2014         17.818925          16.387643            1,893.2039
01/01/2015 to 12/31/2015         16.387643          15.917966            1,830.5877
01/01/2016 to 12/31/2016         15.917966          15.591136            1,780.8473
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.047013          17.934775        2,133,704.5264
01/01/2008 to 12/31/2008         17.934775          10.197634        1,899,633.7142
01/01/2009 to 12/31/2009         10.197634          13.236719        1,720,344.5400
01/01/2010 to 12/31/2010         13.236719          14.548673        1,551,526.9124
01/01/2011 to 12/31/2011         14.548673          12.816060        1,361,315.7117
01/01/2012 to 12/31/2012         12.816060          14.755778        1,230,657.8745
01/01/2013 to 12/31/2013         14.755778          17.355494        1,085,369.2547
01/01/2014 to 12/31/2014         17.355494          15.924843        1,015,645.7276
01/01/2015 to 12/31/2015         15.924843          15.424892          981,709.0798
01/01/2016 to 12/31/2016         15.424892          15.077303          930,377.8329
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.749914          13.088605          962,079.3573
01/01/2008 to 12/31/2008         13.088605           6.872158          820,745.1277
01/01/2009 to 12/31/2009          6.872158          10.657745          735,115.9400
01/01/2010 to 12/31/2010         10.657745          13.881861          635,207.3291
01/01/2011 to 12/31/2011         13.881861          12.741688          528,116.2523
01/01/2012 to 12/31/2012         12.741688          13.729784          479,524.0023
01/01/2013 to 12/31/2013         13.729784          18.822369          417,637.0411
01/01/2014 to 12/31/2014         18.822369          18.748923          364,092.6956
01/01/2015 to 12/31/2015         18.748923          17.559642          324,120.8057
01/01/2016 to 12/31/2016         17.559642          15.850571          293,983.6890
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588                0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260                0.0000
01/01/2016 to 12/31/2016          0.965260           1.057716          161,665.1238
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.564918          13.326509        4,996,074.1802
01/01/2008 to 12/31/2008         13.326509          13.194597        4,115,797.8116
01/01/2009 to 12/31/2009         13.194597          15.356937        3,882,929.9700
01/01/2010 to 12/31/2010         15.356937          16.380770        3,609,585.9066
01/01/2011 to 12/31/2011         16.380770          16.665641        3,158,874.8786
01/01/2012 to 12/31/2012         16.665641          17.956240        2,879,622.0633
01/01/2013 to 12/31/2013         17.956240          17.367454        2,575,386.1671
01/01/2014 to 12/31/2014         17.367454          17.843899        2,352,106.1902
01/01/2015 to 12/31/2015         17.843899          17.596714        2,091,422.7245
01/01/2016 to 12/31/2016         17.596714          17.804916        1,863,730.3217
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE CLASS))
01/01/2007 to 12/31/2007         13.699800          14.691420          513,038.0102
01/01/2008 to 12/31/2008         14.691420          15.181226          389,099.1782
01/01/2009 to 05/01/2009         15.181226          15.695887                0.0000
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.772567          10.939129            8,532.0028
01/01/2013 to 12/31/2013         10.939129          10.299529           18,707.4898
01/01/2014 to 12/31/2014         10.299529          10.923814              786.2353
01/01/2015 to 12/31/2015         10.923814          10.818275              779.3887
01/01/2016 to 12/31/2016         10.818275          10.808400            5,392.3147
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216095          10.753200            661.2216
01/01/2014 to 12/31/2014         10.753200          11.519972          2,538.2963
01/01/2015 to 12/31/2015         11.519972          11.217665         42,426.9867
01/01/2016 to 12/31/2016         11.217665          11.566774         38,827.1125
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.068149        116,613.3500
01/01/2013 to 12/31/2013          1.068149           1.159797        125,181.9119
01/01/2014 to 12/31/2014          1.159797           1.232184        119,672.2938
01/01/2015 to 12/31/2015          1.232184           1.204372         69,611.7899
01/01/2016 to 12/31/2016          1.204372           1.254766         62,512.3876
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.160973          11.599133        629,566.1126
01/01/2008 to 12/31/2008         11.599133           8.571201        716,367.7513
01/01/2009 to 12/31/2009          8.571201          10.555519        568,420.8200
01/01/2010 to 12/31/2010         10.555519          11.682751        500,424.4526
01/01/2011 to 12/31/2011         11.682751          11.642906        509,016.8278
01/01/2012 to 12/31/2012         11.642906          12.954905        449,789.1324
01/01/2013 to 12/31/2013         12.954905          14.426778        424,001.1963
01/01/2014 to 12/31/2014         14.426778          15.053018        397,288.0803
01/01/2015 to 12/31/2015         15.053018          14.552333        368,305.1133
01/01/2016 to 12/31/2016         14.552333          15.180036        338,056.7881
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         11.415778          11.888698        787,476.0600
01/01/2008 to 12/31/2008         11.888698           7.858087        361,516.5487
01/01/2009 to 12/31/2009          7.858087          10.003688        337,070.0300
01/01/2010 to 12/31/2010         10.003688          11.260907        415,301.1672
01/01/2011 to 12/31/2011         11.260907          10.868245        404,144.2941
01/01/2012 to 12/31/2012         10.868245          12.327324        375,677.3665
01/01/2013 to 12/31/2013         12.327324          14.352831        386,753.4539
01/01/2014 to 12/31/2014         14.352831          14.914593        301,255.3357
01/01/2015 to 12/31/2015         14.914593          14.367352        293,187.3427
01/01/2016 to 12/31/2016         14.367352          15.142268        254,131.3815
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         57.322718          58.790098        462,648.1547
01/01/2008 to 12/31/2008         58.790098          36.989355        408,615.4821
01/01/2009 to 12/31/2009         36.989355          43.286415        373,523.2900
01/01/2010 to 12/31/2010         43.286415          50.081055        334,645.6953
01/01/2011 to 12/31/2011         50.081055          47.525399        290,480.7679
01/01/2012 to 12/31/2012         47.525399          55.423980        249,711.0096
01/01/2013 to 12/31/2013         55.423980          73.285175        210,015.6826
01/01/2014 to 12/31/2014         73.285175          82.069803        180,558.8692
01/01/2015 to 12/31/2015         82.069803          78.248028        164,487.8921
01/01/2016 to 12/31/2016         78.248028          89.663082        142,463.5448
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.676303          57.963907        2,274,885.1085
01/01/2008 to 12/31/2008         57.963907          36.390485        1,902,966.3943
01/01/2009 to 12/31/2009         36.390485          42.484860        1,677,205.1000
01/01/2010 to 12/31/2010         42.484860          49.024477        1,488,563.8264
01/01/2011 to 12/31/2011         49.024477          46.405570        1,307,682.1382
01/01/2012 to 12/31/2012         46.405570          53.983597        1,147,503.7026
01/01/2013 to 12/31/2013         53.983597          71.213135          975,167.2712
01/01/2014 to 12/31/2014         71.213135          79.549130          855,158.8242
01/01/2015 to 12/31/2015         79.549130          75.630276          760,709.6912
01/01/2016 to 12/31/2016         75.630276          86.469568          679,304.7708
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.635138          13.559101           91,862.4833
01/01/2008 to 12/31/2008         13.559101           8.196072           68,269.2161
01/01/2009 to 12/31/2009          8.196072          10.491570           65,403.4300
01/01/2010 to 04/30/2010         10.491570          11.209019                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007          8.561663           9.949271          875,356.2201
01/01/2008 to 12/31/2008          9.949271           5.922995          758,992.5253
01/01/2009 to 12/31/2009          5.922995           8.518548          628,615.8800
01/01/2010 to 12/31/2010          8.518548          10.758434          527,548.4919
01/01/2011 to 12/31/2011         10.758434          10.460864          432,915.1818
01/01/2012 to 12/31/2012         10.460864          11.751467          382,781.4126
01/01/2013 to 12/31/2013         11.751467          15.871222          323,354.5795
01/01/2014 to 12/31/2014         15.871222          17.691616          279,544.4671
01/01/2015 to 12/31/2015         17.691616          18.645129          245,911.3120
01/01/2016 to 12/31/2016         18.645129          19.584293          216,655.9751
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.420410           9.767155        1,555,557.4566
01/01/2008 to 12/31/2008          9.767155           5.802712        1,368,774.0508
01/01/2009 to 12/31/2009          5.802712           8.323983        1,271,141.6700
01/01/2010 to 12/31/2010          8.323983          10.480662        1,096,246.7216
01/01/2011 to 12/31/2011         10.480662          10.164966          936,112.4789
01/01/2012 to 12/31/2012         10.164966          11.394364          867,641.7793
01/01/2013 to 12/31/2013         11.394364          15.345991          784,285.7231
01/01/2014 to 12/31/2014         15.345991          17.065785          696,587.9359
01/01/2015 to 12/31/2015         17.065785          17.951590          615,808.6510
01/01/2016 to 12/31/2016         17.951590          18.802330          631,461.9930
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.516872          21.181830          237,900.4983
01/01/2008 to 12/31/2008         21.181830          11.645978          233,944.9914
01/01/2009 to 12/31/2009         11.645978          13.997455          245,727.7800
01/01/2010 to 12/31/2010         13.997455          14.749953          236,344.4745
01/01/2011 to 12/31/2011         14.749953          11.616925          214,734.2561
01/01/2012 to 12/31/2012         11.616925          13.673094          207,647.2451
01/01/2013 to 12/31/2013         13.673094          15.524057          183,997.9197
01/01/2014 to 12/31/2014         15.524057          14.796430          173,039.0410
01/01/2015 to 12/31/2015         14.796430          14.274091          163,446.2368
01/01/2016 to 12/31/2016         14.274091          14.786568          145,984.5237
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         46.404498          48.511491           77,062.2091
01/01/2008 to 12/31/2008         48.511491          46.082096           67,919.6938
01/01/2009 to 12/31/2009         46.082096          49.614569           66,289.4300
01/01/2010 to 12/31/2010         49.614569          52.872659           64,680.4054
01/01/2011 to 12/31/2011         52.872659          55.426490           57,357.3936
01/01/2012 to 12/31/2012         55.426490          58.631517           60,291.0528
01/01/2013 to 12/31/2013         58.631517          57.233781           46,733.6523
01/01/2014 to 12/31/2014         57.233781          60.281435           41,236.9592
01/01/2015 to 12/31/2015         60.281435          59.645923           39,006.6099
01/01/2016 to 12/31/2016         59.645923          60.502059           56,055.7729
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.006542          11.357631          158,964.4200
01/01/2010 to 12/31/2010         11.357631          13.419616          160,666.6038
01/01/2011 to 12/31/2011         13.419616          12.049544          135,978.0988
01/01/2012 to 12/31/2012         12.049544          13.588812          118,749.6096
01/01/2013 to 12/31/2013         13.588812          17.985305          103,372.0092
01/01/2014 to 12/31/2014         17.985305          19.313315           95,418.6070
01/01/2015 to 12/31/2015         19.313315          20.240637           80,651.4873
01/01/2016 to 12/31/2016         20.240637          19.976258           78,389.4955
--------------------------       ---------          ---------          ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2007 to 12/31/2007         14.770303          16.299852          196,512.1398
01/01/2008 to 12/31/2008         16.299852           9.218816          156,944.7812
01/01/2009 to 05/01/2009          9.218816           8.767882                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         15.305213          15.996159           28,616.4484
01/01/2008 to 12/31/2008         15.996159           9.035026           22,387.8925
01/01/2009 to 05/01/2009          9.035026           8.588237                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL
APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2007 to 04/27/2007         12.463475          13.292608                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.379339          10.726990        1,479,458.9527
01/01/2008 to 12/31/2008         10.726990          10.852384        2,369,639.8651
01/01/2009 to 12/31/2009         10.852384          10.728603        1,271,921.9100
01/01/2010 to 12/31/2010         10.728603          10.579444          827,032.2547
01/01/2011 to 12/31/2011         10.579444          10.432759          800,182.8141
01/01/2012 to 12/31/2012         10.432759          10.286924          543,756.9543
01/01/2013 to 12/31/2013         10.286924          10.143906          454,324.8768
01/01/2014 to 12/31/2014         10.143906          10.002876          336,698.0844
01/01/2015 to 12/31/2015         10.002876           9.863807          359,405.9280
01/01/2016 to 12/31/2016          9.863807           9.737579          284,562.6929
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.862235          13.028539          541,093.0646
01/01/2008 to 12/31/2008         13.028539           8.151742          512,829.9413
01/01/2009 to 12/31/2009          8.151742          11.218662          455,668.4700
01/01/2010 to 12/31/2010         11.218662          12.314380          431,137.9917
01/01/2011 to 12/31/2011         12.314380          12.170454          363,797.3759
01/01/2012 to 12/31/2012         12.170454          13.867318          708,976.5909
01/01/2013 to 12/31/2013         13.867318          18.697531          637,358.0732
01/01/2014 to 12/31/2014         18.697531          20.049645          551,761.4615
01/01/2015 to 12/31/2015         20.049645          21.854672          490,183.2583
01/01/2016 to 12/31/2016         21.854672          21.522863          451,465.9437
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.157247          10.319460        1,164,149.7768
01/01/2008 to 12/31/2008         10.319460           5.500886        1,031,663.6827
01/01/2009 to 12/31/2009          5.500886           7.795018          920,357.3200
01/01/2010 to 12/31/2010          7.795018           8.408984          800,021.1003
01/01/2011 to 12/31/2011          8.408984           8.177831          702,653.3920
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.865781          11.176208          279,360.3341
01/01/2008 to 12/31/2008         11.176208           6.467885          269,026.5994
01/01/2009 to 12/31/2009          6.467885           8.270691          249,470.7800
01/01/2010 to 12/31/2010          8.270691          10.712388          211,043.0950
01/01/2011 to 12/31/2011         10.712388          10.853762          172,959.0012
01/01/2012 to 12/31/2012         10.853762          11.867994          152,441.3182
01/01/2013 to 12/31/2013         11.867994          17.364975          133,454.5143
01/01/2014 to 12/31/2014         17.364975          17.283597          111,937.5032
01/01/2015 to 12/31/2015         17.283597          17.286548           96,392.7439
01/01/2016 to 12/31/2016         17.286548          18.077045           88,248.4360
--------------------------       ---------          ---------        --------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.602674          13.454401                0.0000
--------------------------       ---------          ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.964653          23.374446          251,122.4268
--------------------------       ---------          ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         13.397802          16.425177          456,285.7700
01/01/2010 to 12/31/2010         16.425177          18.777287          410,268.6813
01/01/2011 to 12/31/2011         18.777287          17.614620          369,037.8415
01/01/2012 to 12/31/2012         17.614620          19.170865          341,233.2820
01/01/2013 to 12/31/2013         19.170865          25.088677          308,525.1183
01/01/2014 to 12/31/2014         25.088677          27.444340          282,319.9336
01/01/2015 to 12/31/2015         27.444340          26.994968          224,594.3789
01/01/2016 to 04/29/2016         26.994968          27.163552                0.0000
--------------------------       ---------          ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
 (SERVICE CLASS))
01/01/2007 to 04/27/2007         12.416839          13.135180                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.832183          12.611970        1,866,339.3225
01/01/2008 to 12/31/2008         12.611970           7.411236        1,539,768.7032
01/01/2009 to 05/01/2009          7.411236           7.328008                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.947997          14.224312           32,910.0777
01/01/2015 to 12/31/2015         14.224312          13.944426           38,476.3536
01/01/2016 to 12/31/2016         13.944426          14.373477           93,675.9347
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.552711          14.959931        2,357,224.4496
01/01/2015 to 12/31/2015         14.959931          14.593613        2,100,975.0502
01/01/2016 to 12/31/2016         14.593613          15.266804        1,874,925.0076
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.159705          11.655090          895,535.4789
01/01/2008 to 12/31/2008         11.655090           9.119270          956,263.2877
01/01/2009 to 12/31/2009          9.119270          11.052490        1,056,137.4600
01/01/2010 to 12/31/2010         11.052490          12.087115          947,386.9188
01/01/2011 to 12/31/2011         12.087115          12.131028          933,875.1336
01/01/2012 to 12/31/2012         12.131028          13.266703        1,165,345.8123
01/01/2013 to 12/31/2013         13.266703          14.270071          926,980.6147
01/01/2014 to 04/25/2014         14.270071          14.387473                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.605616          12.153713        2,439,714.8508
01/01/2008 to 12/31/2008         12.153713           8.817939        2,457,699.5216
01/01/2009 to 12/31/2009          8.817939          10.963654        2,467,051.0500
01/01/2010 to 12/31/2010         10.963654          12.151831        2,401,709.9166
01/01/2011 to 12/31/2011         12.151831          11.969236        2,310,722.6790
01/01/2012 to 12/31/2012         11.969236          13.264763        2,224,715.5658
01/01/2013 to 12/31/2013         13.264763          14.941129        1,858,370.6036
01/01/2014 to 04/25/2014         14.941129          15.007289                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.965675          15.501026        5,420,296.8907
01/01/2015 to 12/31/2015         15.501026          15.091729        5,010,516.7370
01/01/2016 to 12/31/2016         15.091729          15.939318        4,660,815.8390
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.200224          10.703447        9,193,974.8452
01/01/2008 to 11/07/2008         10.703447           7.367243                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.467831           8.416529        8,740,591.3600
01/01/2009 to 12/31/2009          8.416529          10.651271        8,415,942.3600
01/01/2010 to 12/31/2010         10.651271          11.930159        7,953,369.5881
01/01/2011 to 12/31/2011         11.930159          11.564314        7,265,321.2544
01/01/2012 to 12/31/2012         11.564314          12.991262        6,739,102.5150
01/01/2013 to 12/31/2013         12.991262          15.298349        5,819,812.9422
01/01/2014 to 04/25/2014         15.298349          15.319850                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.938744          15.562407        5,314,642.6254
01/01/2015 to 12/31/2015         15.562407          15.085754        4,938,241.9708
01/01/2016 to 12/31/2016         15.085754          16.087043        4,521,235.5140
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.236515          10.895268        9,943,580.4210
01/01/2008 to 11/07/2008         10.895268           6.955191                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.171240           8.086995        9,548,418.2379
01/01/2009 to 12/31/2009          8.086995          10.374777        8,937,190.6700
01/01/2010 to 12/31/2010         10.374777          11.815290        8,026,572.1466
01/01/2011 to 12/31/2011         11.815290          11.200053        6,891,088.9527
01/01/2012 to 12/31/2012         11.200053          12.779627        6,165,652.7323
01/01/2013 to 12/31/2013         12.779627          15.867726        5,522,679.8106
01/01/2014 to 04/25/2014         15.867726          15.803613                0.0000
--------------------------       ---------          ---------        --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.294095          13.763155          523,328.8115
01/01/2008 to 12/31/2008         13.763155           8.516314          500,367.6607
01/01/2009 to 12/31/2009          8.516314          10.576822          499,934.2700
01/01/2010 to 12/31/2010         10.576822          11.943557          487,576.9402
01/01/2011 to 12/31/2011         11.943557          11.972839          442,641.6482
01/01/2012 to 12/31/2012         11.972839          13.629727          338,539.5081
01/01/2013 to 12/31/2013         13.629727          17.704209          302,123.2719
01/01/2014 to 12/31/2014         17.704209          19.748818          283,995.4459
01/01/2015 to 12/31/2015         19.748818          19.656055          272,094.3399
01/01/2016 to 12/31/2016         19.656055          21.593367          431,215.8775
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         21.327353          20.252939           45,506.0212
01/01/2008 to 12/31/2008         20.252939          12.270789           42,525.2736
01/01/2009 to 12/31/2009         12.270789          13.653164           42,299.5200
01/01/2010 to 12/31/2010         13.653164          16.336763           47,285.1039
01/01/2011 to 12/31/2011         16.336763          16.997232           38,728.2015
01/01/2012 to 12/31/2012         16.997232          18.394335           34,550.7447
01/01/2013 to 12/31/2013         18.394335          25.065607          132,425.7038
01/01/2014 to 12/31/2014         25.065607          24.642861          124,537.8219
01/01/2015 to 12/31/2015         24.642861          24.392597          118,468.9827
01/01/2016 to 12/31/2016         24.392597          28.477956          108,323.4153
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         20.017152          21.761503                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.676092          15.683126          238,549.1532
01/01/2008 to 12/31/2008         15.683126           9.541425          224,016.7438
01/01/2009 to 12/31/2009          9.541425          12.867595          203,177.1000
01/01/2010 to 12/31/2010         12.867595          15.589341          184,524.9258
01/01/2011 to 12/31/2011         15.589341          14.561957          161,598.5269
01/01/2012 to 12/31/2012         14.561957          15.117416          145,340.9191
01/01/2013 to 04/26/2013         15.117416          16.391440                0.0000
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.123929          15.207568       1,541,185.1746
01/01/2008 to 12/31/2008         15.207568           8.697349       1,365,435.5781
01/01/2009 to 12/31/2009          8.697349          12.267470       1,233,179.5400
01/01/2010 to 12/31/2010         12.267470          14.122483       1,067,736.8364
01/01/2011 to 12/31/2011         14.122483          13.740600         911,275.1699
01/01/2012 to 12/31/2012         13.740600          16.078756         843,220.3481
01/01/2013 to 12/31/2013         16.078756          22.002126         748,591.7357
01/01/2014 to 12/31/2014         22.002126          23.611139         650,352.6526
01/01/2015 to 12/31/2015         23.611139          25.730527         552,662.1083
01/01/2016 to 12/31/2016         25.730527          25.761459         519,281.6048
--------------------------       ---------          ---------       --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
04/30/2007 to 12/31/2007         15.805075          16.250019           5,008.4670
01/01/2008 to 12/31/2008         16.250019          10.224081           4,682.9116
01/01/2009 to 12/31/2009         10.224081          14.010631           4,608.0000
01/01/2010 to 12/31/2010         14.010631          18.637580           2,669.5336
01/01/2011 to 12/31/2011         18.637580          18.704144           2,657.0911
01/01/2012 to 12/31/2012         18.704144          21.425983           1,053.3977
01/01/2013 to 12/31/2013         21.425983          30.542077           1,049.0404
01/01/2014 to 12/31/2014         30.542077          32.197299           1,032.7682
01/01/2015 to 12/31/2015         32.197299          32.609467           1,023.0829
01/01/2016 to 12/31/2016         32.609467          35.931822           1,011.1120
--------------------------       ---------          ---------       --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A) (FORMERLY DWS VARIABLE SERIES II -
DWS SMALL CAP GROWTH VIP SUB-ACCOUNT
 (SERIES II))
01/01/2007 to 04/27/2007          9.888667          10.592883               0.0000
--------------------------       ---------          ---------       --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.727785          15.906297         229,887.7466
01/01/2008 to 12/31/2008         15.906297           9.988194         198,964.6469
01/01/2009 to 12/31/2009          9.988194          13.654627         189,293.9000
01/01/2010 to 12/31/2010         13.654627          18.132218         178,492.0684
01/01/2011 to 12/31/2011         18.132218          18.139410         152,937.8073
01/01/2012 to 12/31/2012         18.139410          20.731411         151,077.4732
01/01/2013 to 12/31/2013         20.731411          29.473380         132,492.8432
01/01/2014 to 12/31/2014         29.473380          30.995321         114,573.6278
01/01/2015 to 12/31/2015         30.995321          31.317447         108,803.4921
01/01/2016 to 12/31/2016         31.317447          34.428133         137,282.9340
--------------------------       ---------          ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         31.570627          32.777715          13,757.2394
--------------------------       ---------          ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         18.763978          19.768898          18,560.8540
01/01/2008 to 12/31/2008         19.768898          15.906610          10,480.7584
01/01/2009 to 12/31/2009         15.906610          21.508475           8,430.3900
01/01/2010 to 12/31/2010         21.508475          24.004328           6,128.8893
01/01/2011 to 12/31/2011         24.004328          24.813737           5,868.9044
01/01/2012 to 12/31/2012         24.813737          27.694943           4,604.2346
01/01/2013 to 12/31/2013         27.694943          29.540727           4,348.8631
01/01/2014 to 12/31/2014         29.540727          30.621618           4,160.0625
01/01/2015 to 12/31/2015         30.621618          29.629789           3,282.1563
01/01/2016 to 04/29/2016         29.629789          30.544067               0.0000
--------------------------       ---------          ---------       --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         20.679426          21.145631          128,216.8750
01/01/2008 to 12/31/2008         21.145631          17.676708          120,541.9136
01/01/2009 to 12/31/2009         17.676708          22.990282          104,725.4000
01/01/2010 to 12/31/2010         22.990282          25.494438           97,960.6253
01/01/2011 to 12/31/2011         25.494438          26.607899          263,476.3272
01/01/2012 to 12/31/2012         26.607899          29.199052          193,535.5598
01/01/2013 to 12/31/2013         29.199052          29.031198          118,800.6868
01/01/2014 to 12/31/2014         29.031198          30.141735          138,155.8087
01/01/2015 to 12/31/2015         30.141735          29.128045          116,454.0977
01/01/2016 to 12/31/2016         29.128045          31.107723          721,832.7539
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.503458          19.439891        2,385,792.5670
01/01/2008 to 12/31/2008         19.439891          15.602834        1,972,521.5350
01/01/2009 to 12/31/2009         15.602834          21.043810        1,814,859.2100
01/01/2010 to 12/31/2010         21.043810          23.441889        1,584,525.2231
01/01/2011 to 12/31/2011         23.441889          24.147479        1,220,739.4138
01/01/2012 to 12/31/2012         24.147479          26.892804        1,094,792.7197
01/01/2013 to 12/31/2013         26.892804          28.634885          955,330.1494
01/01/2014 to 12/31/2014         28.634885          29.600344          851,587.4555
01/01/2015 to 12/31/2015         29.600344          28.554137          764,570.0995
01/01/2016 to 04/29/2016         28.554137          29.421994                0.0000
--------------------------       ---------          ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.599039          15.032974        2,649,247.5448
01/01/2008 to 12/31/2008         15.032974           8.974351        2,343,989.2321
01/01/2009 to 12/31/2009          8.974351          11.666208        2,209,612.0000
01/01/2010 to 12/31/2010         11.666208          12.863512        1,986,424.9432
01/01/2011 to 12/31/2011         12.863512          12.154912        1,693,422.9569
01/01/2012 to 12/31/2012         12.154912          13.507356        1,511,819.7715
01/01/2013 to 12/31/2013         13.507356          17.785459        1,310,388.0076
01/01/2014 to 12/31/2014         17.785459          19.370331        1,131,483.5115
01/01/2015 to 12/31/2015         19.370331          19.533971          944,692.5227
01/01/2016 to 12/31/2016         19.533971          20.640095          845,180.2221
--------------------------       ---------          ---------        --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         14.032539          14.321915          221,541.1596
01/01/2008 to 12/31/2008         14.321915          10.802056          184,813.9157
01/01/2009 to 12/31/2009         10.802056          14.940894          363,311.3600
01/01/2010 to 12/31/2010         14.940894          16.864342          363,895.6664
01/01/2011 to 12/31/2011         16.864342          17.185833          150,925.4190
01/01/2012 to 12/31/2012         17.185833          19.368597          151,598.8977
01/01/2013 to 12/31/2013         19.368597          20.194576          132,345.5625
01/01/2014 to 12/31/2014         20.194576          20.578907          121,820.1619
01/01/2015 to 12/31/2015         20.578907          19.959136          105,004.3525
01/01/2016 to 12/31/2016         19.959136          22.131280           96,749.9237
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         12.401200          13.129534        330,804.8474
01/01/2008 to 12/31/2008         13.129534          12.892421        312,492.2106
01/01/2009 to 12/31/2009         12.892421          14.406672        309,707.1300
01/01/2010 to 12/31/2010         14.406672          14.957736        312,514.0098
01/01/2011 to 12/31/2011         14.957736          14.913796        276,624.8148
01/01/2012 to 12/31/2012         14.913796          15.565947        272,785.5897
01/01/2013 to 12/31/2013         15.565947          15.328778        214,261.9823
01/01/2014 to 12/31/2014         15.328778          15.244354        205,183.3319
01/01/2015 to 12/31/2015         15.244354          15.079590        172,395.8417
01/01/2016 to 12/31/2016         15.079590          15.078887        151,420.3219
--------------------------       ---------          ---------        ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         10.363197          10.919044         73,551.2373
01/01/2008 to 12/31/2008         10.919044           6.176874        103,519.5978
01/01/2009 to 07/17/2009          6.176874           6.144296              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.442014          12.960845         14,765.5039
01/01/2011 to 12/31/2011         12.960845          12.131349         17,318.8792
01/01/2012 to 12/31/2012         12.131349          13.966644         17,164.2351
01/01/2013 to 12/31/2013         13.966644          18.791247         12,410.5732
01/01/2014 to 12/31/2014         18.791247          21.029628         11,744.4398
01/01/2015 to 12/31/2015         21.029628          20.677172         13,079.9206
01/01/2016 to 12/31/2016         20.677172          21.977863         11,157.5589
--------------------------       ---------          ---------        ------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2007 to 12/31/2007         13.339755          13.654353         18,999.8112
01/01/2008 to 12/31/2008         13.654353           7.331628         18,062.2105
01/01/2009 to 12/31/2009          7.331628          10.031050         20,184.8300
01/01/2010 to 09/24/2010         10.031050          11.480861              0.0000

CLASS AA



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2007 to 12/31/2007         25.983329          29.283341         36,246.8022
01/01/2008 to 12/31/2008         29.283341          17.154829         31,625.5839
01/01/2009 to 12/31/2009         17.154829          22.799402         28,854.0100
01/01/2010 to 12/31/2010         22.799402          25.292025         25,278.3745
01/01/2011 to 12/31/2011         25.292025          23.173968         23,605.4297
01/01/2012 to 12/31/2012         23.173968          26.309466         23,481.4517
01/01/2013 to 12/31/2013         26.309466          30.769049         20,405.3122
01/01/2014 to 12/31/2014         30.769049          30.338152         18,621.5040
01/01/2015 to 12/31/2015         30.338152          29.104633         19,933.4476
01/01/2016 to 12/31/2016         29.104633          28.471565         19,781.6935
--------------------------       ---------          ---------         -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2007 to 12/31/2007         63.205667          63.051798          6,951.6479
01/01/2008 to 12/31/2008         63.051798          35.518412          8,724.0628
01/01/2009 to 12/31/2009         35.518412          45.445792         10,191.6600
01/01/2010 to 12/31/2010         45.445792          51.448042          7,176.5131
01/01/2011 to 12/31/2011         51.448042          51.015521          8,925.1004
01/01/2012 to 12/31/2012         51.015521          58.822791          9,060.7472
01/01/2013 to 12/31/2013         58.822791          74.072604          6,646.9523
01/01/2014 to 12/31/2014         74.072604          79.157310          5,909.4542
01/01/2015 to 12/31/2015         79.157310          74.673661          5,701.0903
01/01/2016 to 12/31/2016         74.673661          86.589187          5,542.1121
--------------------------       ---------          ---------         -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         33.363009          37.943515        108,100.4282
01/01/2008 to 12/31/2008         37.943515          22.284359         98,151.4518
01/01/2009 to 12/31/2009         22.284359          30.084394         95,728.0900
01/01/2010 to 12/31/2010         30.084394          32.128267         84,980.2903
01/01/2011 to 12/31/2011         32.128267          28.284710         81,947.9964
01/01/2012 to 12/31/2012         28.284710          32.941481         76,747.8824
01/01/2013 to 12/31/2013         32.941481          39.905483         66,725.4171
01/01/2014 to 12/31/2014         39.905483          34.935168         57,945.6715
01/01/2015 to 12/31/2015         34.935168          32.180471         59,529.7701
01/01/2016 to 12/31/2016         32.180471          33.975994         52,108.3099
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.208984          10.550465         11,814.9398
01/01/2013 to 12/31/2013         10.550465          11.551854         21,045.4866
01/01/2014 to 12/31/2014         11.551854          12.216082         20,935.3392
01/01/2015 to 12/31/2015         12.216082          12.103911         20,177.9622
01/01/2016 to 12/31/2016         12.103911          12.352480         19,681.9649
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996837           1.039690              0.0000
01/01/2015 to 12/31/2015          1.039690           1.014136              0.0000
01/01/2016 to 12/31/2016          1.014136           1.018967              0.0000
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.041709           7.006834          388,422.9887
01/01/2009 to 12/31/2009          7.006834           8.926760        1,303,398.7800
01/01/2010 to 12/31/2010          8.926760           9.863326        1,490,991.1699
01/01/2011 to 12/31/2011          9.863326           9.510068        1,469,809.8855
01/01/2012 to 12/31/2012          9.510068          10.635126        1,449,761.3798
01/01/2013 to 12/31/2013         10.635126          12.418392        1,211,493.4677
01/01/2014 to 12/31/2014         12.418392          12.973529        1,197,825.7908
01/01/2015 to 12/31/2015         12.973529          12.690204        1,115,630.5902
01/01/2016 to 12/31/2016         12.690204          13.477601        1,079,240.8939
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.446581           6.355426          437,222.6785
01/01/2009 to 12/31/2009          6.355426           8.391968        1,239,686.7700
01/01/2010 to 12/31/2010          8.391968           9.381751        1,345,486.6190
01/01/2011 to 12/31/2011          9.381751           8.804928        1,376,690.5906
01/01/2012 to 12/31/2012          8.804928          10.074643        1,388,240.1223
01/01/2013 to 12/31/2013         10.074643          12.416587        1,551,198.5155
01/01/2014 to 12/31/2014         12.416587          13.013058        1,558,557.7195
01/01/2015 to 12/31/2015         13.013058          12.722429        1,482,149.4472
01/01/2016 to 12/31/2016         12.722429          13.655813        1,439,555.0563
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.646757           7.680087          337,991.9950
01/01/2009 to 12/31/2009          7.680087           9.335863          918,227.3700
01/01/2010 to 12/31/2010          9.335863          10.108040        1,061,596.1361
01/01/2011 to 12/31/2011         10.108040           9.976909          958,916.8011
01/01/2012 to 12/31/2012          9.976909          10.892841          901,178.0281
01/01/2013 to 12/31/2013         10.892841          12.181525          640,424.7426
01/01/2014 to 12/31/2014         12.181525          12.731520          611,016.4394
01/01/2015 to 12/31/2015         12.731520          12.450914          586,384.5828
01/01/2016 to 12/31/2016         12.450914          13.125741          668,946.3527
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.141882          11.541250           45,180.7926
01/01/2013 to 12/31/2013         11.541250          10.983847           89,069.8353
01/01/2014 to 12/31/2014         10.983847          11.252874           75,754.9418
01/01/2015 to 12/31/2015         11.252874          10.024096           59,009.5917
01/01/2016 to 12/31/2016         10.024096          10.759754           54,378.0191
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.964181          10.279944           50,605.5430
01/01/2013 to 12/31/2013         10.279944          11.170834           63,211.6812
01/01/2014 to 12/31/2014         11.170834          11.655534           56,218.5443
01/01/2015 to 12/31/2015         11.655534          11.469519           45,595.5185
01/01/2016 to 12/31/2016         11.469519          11.799458           41,762.7647
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.400065          16.241955          114,636.7150
01/01/2008 to 12/31/2008         16.241955           9.331819          119,385.5653
01/01/2009 to 12/31/2009          9.331819          12.386008          123,328.4800
01/01/2010 to 12/31/2010         12.386008          14.166987          105,430.5943
01/01/2011 to 12/31/2011         14.166987          13.176814           96,052.4963
01/01/2012 to 12/31/2012         13.176814          16.353057           86,701.1532
01/01/2013 to 12/31/2013         16.353057          16.680772           80,628.9746
01/01/2014 to 12/31/2014         16.680772          18.612590           67,232.9778
01/01/2015 to 12/31/2015         18.612590          18.078496           63,740.9763
01/01/2016 to 12/31/2016         18.078496          17.964995           57,873.0808
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          7.761627           7.818763        213,498.5595
01/01/2008 to 12/31/2008          7.818763           4.694194        188,082.2069
01/01/2009 to 12/31/2009          4.694194           6.148555        173,793.5300
01/01/2010 to 12/31/2010          6.148555           7.497853        162,635.2127
01/01/2011 to 12/31/2011          7.497853           7.626325        173,273.1284
01/01/2012 to 12/31/2012          7.626325           8.902546        154,995.8472
01/01/2013 to 12/31/2013          8.902546          12.769341        146,270.3948
01/01/2014 to 12/31/2014         12.769341          14.955819        220,301.2145
01/01/2015 to 12/31/2015         14.955819          14.138445        192,301.1232
01/01/2016 to 12/31/2016         14.138445          14.301289        119,535.2120
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.154963          10.338948         19,293.1196
01/01/2008 to 12/31/2008         10.338948           4.622100         35,030.7235
01/01/2009 to 12/31/2009          4.622100           6.282167         48,245.5000
01/01/2010 to 12/31/2010          6.282167           6.642605         14,163.6602
01/01/2011 to 04/29/2011          6.642605           7.060846              0.0000
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269        603,296.2985
01/01/2013 to 12/31/2013          1.047269           1.050877        728,093.1792
01/01/2014 to 12/31/2014          1.050877           1.093005        622,223.7717
01/01/2015 to 12/31/2015          1.093005           1.031456        571,483.8661
01/01/2016 to 12/31/2016          1.031456           1.135152        365,838.5885
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.969030          11.496053        371,673.8688
01/01/2008 to 12/31/2008         11.496053           7.257528        355,651.9537
01/01/2009 to 12/31/2009          7.257528           9.050430        386,669.8600
01/01/2010 to 12/31/2010          9.050430          10.242106        381,789.2685
01/01/2011 to 12/31/2011         10.242106           9.942277        359,857.3498
01/01/2012 to 12/31/2012          9.942277          11.607402        323,285.6258
01/01/2013 to 12/31/2013         11.607402          15.481667        300,962.2261
01/01/2014 to 12/31/2014         15.481667          16.671405        267,627.6763
01/01/2015 to 12/31/2015         16.671405          15.442562        236,464.8870
01/01/2016 to 12/31/2016         15.442562          17.844135        221,969.5064
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         27.451333          27.202590        468,634.0222
01/01/2008 to 12/31/2008         27.202590          16.405880        450,031.9361
01/01/2009 to 12/31/2009         16.405880          20.450020        452,727.7600
01/01/2010 to 12/31/2010         20.450020          25.288496        398,233.5532
01/01/2011 to 12/31/2011         25.288496          23.991438        359,872.7743
01/01/2012 to 12/31/2012         23.991438          27.105776        324,670.6473
01/01/2013 to 12/31/2013         27.105776          34.794495        275,870.0711
01/01/2014 to 12/31/2014         34.794495          37.581838        237,824.6052
01/01/2015 to 12/31/2015         37.581838          33.697185        210,315.8413
01/01/2016 to 12/31/2016         33.697185          38.342201        193,973.8188
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.584886          15.957165          147,630.4668
01/01/2008 to 12/31/2008         15.957165           9.631096          129,237.5501
01/01/2009 to 12/31/2009          9.631096          12.696435          128,724.5100
01/01/2010 to 12/31/2010         12.696435          15.782371          123,496.7059
01/01/2011 to 12/31/2011         15.782371          15.379785          106,658.0867
01/01/2012 to 12/31/2012         15.379785          17.911571           93,262.9080
01/01/2013 to 12/31/2013         17.911571          24.734051           88,062.8827
01/01/2014 to 12/31/2014         24.734051          26.293351           80,489.8420
01/01/2015 to 12/31/2015         26.293351          25.459025           75,713.8200
01/01/2016 to 12/31/2016         25.459025          27.947803           72,480.7309
--------------------------       ---------          ---------          ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314          184,118.6385
01/01/2013 to 12/31/2013          1.049314           1.147262          224,972.5677
01/01/2014 to 12/31/2014          1.147262           1.209021          236,695.8497
01/01/2015 to 12/31/2015          1.209021           1.201671          243,625.8957
01/01/2016 to 12/31/2016          1.201671           1.218145          233,553.5371
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987946           9.760397            2,042.1156
01/01/2012 to 12/31/2012          9.760397          10.037167            8,688.0927
01/01/2013 to 12/31/2013         10.037167          10.002501           48,788.0930
01/01/2014 to 12/31/2014         10.002501           9.957810           49,947.8144
01/01/2015 to 12/31/2015          9.957810           9.748493           49,516.3588
01/01/2016 to 12/31/2016          9.748493           9.904269           50,385.5351
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.791671           7.690011        1,725,814.3746
01/01/2009 to 12/31/2009          7.690011          10.048645        1,377,800.6300
01/01/2010 to 12/31/2010         10.048645          11.532589        1,270,822.2776
01/01/2011 to 12/31/2011         11.532589          10.705026        1,182,424.8869
01/01/2012 to 12/31/2012         10.705026          12.310273        1,093,355.7864
01/01/2013 to 12/31/2013         12.310273          15.705375        1,029,994.3424
01/01/2014 to 12/31/2014         15.705375          16.258835          883,453.2928
01/01/2015 to 12/31/2015         16.258835          15.695113          796,132.5029
01/01/2016 to 12/31/2016         15.695113          16.849617          662,612.3841
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 01/01/2007         10.312809          10.312809          642,393.5748
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.991105          10.447619           21,031.4366
01/01/2013 to 12/31/2013         10.447619          11.770200           43,725.9168
01/01/2014 to 12/31/2014         11.770200          12.713680           59,908.1512
01/01/2015 to 12/31/2015         12.713680          12.012451           44,353.1958
01/01/2016 to 12/31/2016         12.012451          12.823491           52,193.9580
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695           25,245.8092
01/01/2014 to 12/31/2014          1.127695           1.213787           35,437.2170
01/01/2015 to 12/31/2015          1.213787           1.181225           98,902.3006
01/01/2016 to 12/31/2016          1.181225           1.214390           48,726.1634
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.128055          17.317227        230,423.5292
01/01/2008 to 12/31/2008         17.317227          11.971285        199,078.6263
01/01/2009 to 12/31/2009         11.971285          14.912405        191,340.8200
01/01/2010 to 12/31/2010         14.912405          17.613554        167,764.4453
01/01/2011 to 12/31/2011         17.613554          15.792798        146,690.5676
01/01/2012 to 12/31/2012         15.792798          18.354655        138,092.7767
01/01/2013 to 12/31/2013         18.354655          23.948419        126,059.0029
01/01/2014 to 12/31/2014         23.948419          23.996560        113,866.0382
01/01/2015 to 12/31/2015         23.996560          22.360751        103,991.0540
01/01/2016 to 12/31/2016         22.360751          28.912816         96,638.7309
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.466450           6.172943        237,142.4606
01/01/2009 to 12/31/2009          6.172943          10.273766        230,972.3400
01/01/2010 to 12/31/2010         10.273766          12.515157        244,353.5359
01/01/2011 to 12/31/2011         12.515157          10.023099        225,310.3343
01/01/2012 to 12/31/2012         10.023099          11.738767        208,233.1479
01/01/2013 to 12/31/2013         11.738767          10.987975        210,616.6069
01/01/2014 to 12/31/2014         10.987975          10.118507        191,073.6889
01/01/2015 to 12/31/2015         10.118507           8.590973        187,193.8129
01/01/2016 to 12/31/2016          8.590973           9.436499        164,849.4760
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
 (CLASS 2))
01/01/2007 to 12/31/2007         13.319212          16.896519        184,371.7766
01/01/2008 to 04/25/2008         16.896519          15.376061              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.975005          17.827392        353,861.6839
01/01/2008 to 12/31/2008         17.827392          10.121297        331,023.4075
01/01/2009 to 12/31/2009         10.121297          13.117935        304,202.6500
01/01/2010 to 12/31/2010         13.117935          14.396532        283,004.0477
01/01/2011 to 12/31/2011         14.396532          12.663042        268,894.1347
01/01/2012 to 12/31/2012         12.663042          14.557637        244,703.1141
01/01/2013 to 12/31/2013         14.557637          17.102618        217,722.1802
01/01/2014 to 12/31/2014         17.102618          15.677116        193,591.8352
01/01/2015 to 12/31/2015         15.677116          15.169757        181,386.0661
01/01/2016 to 12/31/2016         15.169757          14.813093        170,670.0970
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.687997          13.000146         69,038.9889
01/01/2008 to 12/31/2008         13.000146           6.818846         65,637.5654
01/01/2009 to 12/31/2009          6.818846          10.564501         72,675.5000
01/01/2010 to 12/31/2010         10.564501          13.746673         83,078.1180
01/01/2011 to 12/31/2011         13.746673          12.605011         86,893.1584
01/01/2012 to 12/31/2012         12.605011          13.568856         78,610.2070
01/01/2013 to 12/31/2013         13.568856          18.583175         63,548.3696
01/01/2014 to 12/31/2014         18.583175          18.492153         56,212.4415
01/01/2015 to 12/31/2015         18.492153          17.301835         48,873.9979
01/01/2016 to 12/31/2016         17.301835          15.602241         43,120.8788
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873              0.0000
01/01/2015 to 12/31/2015          1.034873           0.963629              0.0000
01/01/2016 to 12/31/2016          0.963629           1.054874            354.9812
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.518956          13.264424        1,104,521.5201
01/01/2008 to 12/31/2008         13.264424          13.119967          950,768.4695
01/01/2009 to 12/31/2009         13.119967          15.254824        1,064,205.4200
01/01/2010 to 12/31/2010         15.254824          16.255590        1,064,563.1497
01/01/2011 to 12/31/2011         16.255590          16.521798        1,050,837.2854
01/01/2012 to 12/31/2012         16.521798          17.783373          985,274.0488
01/01/2013 to 12/31/2013         17.783373          17.183060          922,767.7111
01/01/2014 to 12/31/2014         17.183060          17.636801          802,358.6414
01/01/2015 to 12/31/2015         17.636801          17.375096          720,478.1829
01/01/2016 to 12/31/2016         17.375096          17.563105          639,476.3888
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777            2,891.9758
01/01/2013 to 12/31/2013         10.920777          10.271969              456.9505
01/01/2014 to 12/31/2014         10.271969          10.883696              420.3015
01/01/2015 to 12/31/2015         10.883696          10.767769            2,407.2744
01/01/2016 to 12/31/2016         10.767769          10.747188           10,517.0839
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215816          10.745663              820.7364
01/01/2014 to 12/31/2014         10.745663          11.500391              815.2693
01/01/2015 to 12/31/2015         11.500391          11.187401            1,526.5079
01/01/2016 to 12/31/2016         11.187401          11.524039            1,514.9917
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415          105,220.1731
01/01/2013 to 12/31/2013          1.067415           1.157842          145,342.8286
01/01/2014 to 12/31/2014          1.157842           1.228877          102,186.4976
01/01/2015 to 12/31/2015          1.228877           1.199939           48,613.0255
01/01/2016 to 12/31/2016          1.199939           1.248899           59,418.8069
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME ETF
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.147068          11.573039          871,562.2204
01/01/2008 to 12/31/2008         11.573039           8.543334        1,042,786.6640
01/01/2009 to 12/31/2009          8.543334          10.510685        1,136,777.6500
01/01/2010 to 12/31/2010         10.510685          11.621510        1,119,826.2723
01/01/2011 to 12/31/2011         11.621510          11.570323        1,033,528.6087
01/01/2012 to 12/31/2012         11.570323          12.861209          983,351.2189
01/01/2013 to 12/31/2013         12.861209          14.308123          954,998.6951
01/01/2014 to 12/31/2014         14.308123          14.914289          853,357.8596
01/01/2015 to 12/31/2015         14.914289          14.403802          755,938.6691
01/01/2016 to 12/31/2016         14.403802          15.010083          652,219.0048
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         11.401556          11.861953          586,604.8994
01/01/2008 to 12/31/2008         11.861953           7.832534          497,895.0979
01/01/2009 to 12/31/2009          7.832534           9.961190          476,698.5500
01/01/2010 to 12/31/2010          9.961190          11.201872          392,553.3884
01/01/2011 to 12/31/2011         11.201872          10.800482          363,056.2511
01/01/2012 to 12/31/2012         10.800482          12.238157          350,212.5478
01/01/2013 to 12/31/2013         12.238157          14.234775          388,287.4615
01/01/2014 to 12/31/2014         14.234775          14.777130          272,643.6265
01/01/2015 to 12/31/2015         14.777130          14.220698          258,385.6096
01/01/2016 to 12/31/2016         14.220698          14.972728          236,013.8915
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.469091          57.693957        301,064.6925
01/01/2008 to 12/31/2008         57.693957          36.184576        283,445.3790
01/01/2009 to 12/31/2009         36.184576          42.202212        281,035.1100
01/01/2010 to 12/31/2010         42.202212          48.649688        252,278.2674
01/01/2011 to 12/31/2011         48.649688          46.004846        221,793.7791
01/01/2012 to 12/31/2012         46.004846          53.463670        199,990.4817
01/01/2013 to 12/31/2013         53.463670          70.456816        169,149.7215
01/01/2014 to 12/31/2014         70.456816          78.625612        145,046.0384
01/01/2015 to 12/31/2015         78.625612          74.677507        131,365.7998
01/01/2016 to 12/31/2016         74.677507          85.294928        116,586.9403
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         56.416590          52.216062            927.5822
01/01/2008 to 12/31/2008         52.216062          31.531321            871.7125
01/01/2009 to 12/31/2009         31.531321          40.322043            625.0800
01/01/2010 to 04/30/2010         40.322043          43.065273              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.389616           9.721661        554,694.0244
01/01/2008 to 12/31/2008          9.721661           5.769878        517,904.2439
01/01/2009 to 12/31/2009          5.769878           8.268610        505,809.0000
01/01/2010 to 12/31/2010          8.268610          10.400548        433,724.9757
01/01/2011 to 12/31/2011         10.400548          10.077199        390,647.1803
01/01/2012 to 12/31/2012         10.077199          11.284630        348,179.1289
01/01/2013 to 12/31/2013         11.284630          15.183024        329,872.5419
01/01/2014 to 12/31/2014         15.183024          16.867677        285,643.0211
01/01/2015 to 12/31/2015         16.867677          17.725462        243,076.5228
01/01/2016 to 12/31/2016         17.725462          18.546927        223,043.1512
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.666084          19.153890          6,532.4971
01/01/2008 to 12/31/2008         19.153890          10.520417          4,543.4481
01/01/2009 to 12/31/2009         10.520417          12.631987          3,689.4100
01/01/2010 to 12/31/2010         12.631987          13.297789          5,678.6974
01/01/2011 to 12/31/2011         13.297789          10.462752          5,058.7844
01/01/2012 to 12/31/2012         10.462752          12.302266          4,941.0733
01/01/2013 to 12/31/2013         12.302266          13.953700         31,508.1897
01/01/2014 to 12/31/2014         13.953700          13.286377         29,932.4997
01/01/2015 to 12/31/2015         13.286377          12.804527         23,294.7140
01/01/2016 to 12/31/2016         12.804527          13.250987         20,735.2824
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         45.333507          47.344271         59,039.2640
01/01/2008 to 12/31/2008         47.344271          44.928249         55,411.6887
01/01/2009 to 12/31/2009         44.928249          48.323937         64,201.7700
01/01/2010 to 12/31/2010         48.323937          51.445814         66,130.7520
01/01/2011 to 12/31/2011         51.445814          53.876982         63,984.3173
01/01/2012 to 12/31/2012         53.876982          56.935146         55,387.1832
01/01/2013 to 12/31/2013         56.935146          55.522287         53,495.4388
01/01/2014 to 12/31/2014         55.522287          58.420361         45,760.5514
01/01/2015 to 12/31/2015         58.420361          57.746684         42,469.6499
01/01/2016 to 12/31/2016         57.746684          58.517012         57,829.0967
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.885022          11.197009          1,749.3000
01/01/2010 to 12/31/2010         11.197009          13.216624          4,640.0731
01/01/2011 to 12/31/2011         13.216624          11.855434         15,061.1061
01/01/2012 to 12/31/2012         11.855434          13.356475          6,030.7815
01/01/2013 to 12/31/2013         13.356475          17.660136          5,583.5197
01/01/2014 to 12/31/2014         17.660136          18.945178          3,746.6424
01/01/2015 to 12/31/2015         18.945178          19.834975          4,201.0415
01/01/2016 to 12/31/2016         19.834975          19.556327          4,002.5171
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2007 to 12/31/2007         14.605328          16.101595            143.4410
01/01/2008 to 12/31/2008         16.101595           9.097531            155.2289
01/01/2009 to 05/01/2009          9.097531           8.649652              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         15.129274          15.801668            993.0739
01/01/2008 to 12/31/2008         15.801668           8.916200          1,075.9992
01/01/2009 to 05/01/2009          8.916200           8.472468              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL
APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2007 to 04/27/2007         23.203277          24.738816              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.341366          10.677005        201,616.3369
01/01/2008 to 12/31/2008         10.677005          10.790988        715,282.3957
01/01/2009 to 12/31/2009         10.790988          10.657244        464,993.6500
01/01/2010 to 12/31/2010         10.657244          10.498571        414,275.1903
01/01/2011 to 12/31/2011         10.498571          10.342686        764,619.1805
01/01/2012 to 12/31/2012         10.342686          10.187859        552,563.7801
01/01/2013 to 12/31/2013         10.187859          10.036175        433,344.9027
01/01/2014 to 12/31/2014         10.036175           9.886750        354,479.8730
01/01/2015 to 12/31/2015          9.886750           9.739549        308,417.7442
01/01/2016 to 12/31/2016          9.739549           9.605299        367,310.3312
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.818868          12.967866        368,620.0276
01/01/2008 to 12/31/2008         12.967866           8.105624        322,829.9963
01/01/2009 to 12/31/2009          8.105624          11.144049        297,532.7400
01/01/2010 to 12/31/2010         11.144049          12.220261        262,519.5050
01/01/2011 to 12/31/2011         12.220261          12.065387        247,284.9151
01/01/2012 to 12/31/2012         12.065387          13.733793        391,427.4677
01/01/2013 to 12/31/2013         13.733793          18.498998        341,449.7072
01/01/2014 to 12/31/2014         18.498998          19.816928        276,563.6259
01/01/2015 to 12/31/2015         19.816928          21.579412        244,821.0816
01/01/2016 to 12/31/2016         21.579412          21.230540        225,037.6713
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.123759          10.271393        484,864.5554
01/01/2008 to 12/31/2008         10.271393           5.469755        420,157.9012
01/01/2009 to 12/31/2009          5.469755           7.743159        393,920.1800
01/01/2010 to 12/31/2010          7.743159           8.344698        365,561.9551
01/01/2011 to 12/31/2011          8.344698           8.107217        316,152.4774
01/01/2012 to 04/27/2012          8.107217           9.117621              0.0000
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.804390          11.101894          212,824.2154
01/01/2008 to 12/31/2008         11.101894           6.418417          219,421.2715
01/01/2009 to 12/31/2009          6.418417           8.199228          219,408.2500
01/01/2010 to 12/31/2010          8.199228          10.609230          178,396.7417
01/01/2011 to 12/31/2011         10.609230          10.738517          158,304.2922
01/01/2012 to 12/31/2012         10.738517          11.730182          144,694.5167
01/01/2013 to 12/31/2013         11.730182          17.146193          117,818.6091
01/01/2014 to 12/31/2014         17.146193          17.048775           92,029.1881
01/01/2015 to 12/31/2015         17.048775          17.034637           78,838.3821
01/01/2016 to 12/31/2016         17.034637          17.795807           73,052.1899
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.654521          23.043498           45,175.9370
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         13.194952          16.165833           68,277.3000
01/01/2010 to 12/31/2010         16.165833          18.462348           68,865.5610
01/01/2011 to 12/31/2011         18.462348          17.301901           62,359.9727
01/01/2012 to 12/31/2012         17.301901          18.811597           53,826.8133
01/01/2013 to 12/31/2013         18.811597          24.593916           54,797.7333
01/01/2014 to 12/31/2014         24.593916          26.876234           45,231.1975
01/01/2015 to 12/31/2015         26.876234          26.409734           41,076.4335
01/01/2016 to 04/29/2016         26.409734          26.565924                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.772469          12.540664          278,990.0395
01/01/2008 to 12/31/2008         12.540664           7.361924          270,392.5777
01/01/2009 to 05/01/2009          7.361924           7.276825                0.0000
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.886487          14.152003            3,375.5696
01/01/2015 to 12/31/2015         14.152003          13.859669           33,822.0390
01/01/2016 to 12/31/2016         13.859669          14.271834           39,039.3739
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.249987          14.638826        2,597,379.5785
01/01/2015 to 12/31/2015         14.638826          14.266092        2,268,299.2275
01/01/2016 to 12/31/2016         14.266092          14.909258        2,050,369.0765
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.135709          11.618345          272,319.2669
01/01/2008 to 12/31/2008         11.618345           9.081397          838,007.8450
01/01/2009 to 12/31/2009          9.081397          10.995591          860,798.3100
01/01/2010 to 12/31/2010         10.995591          12.012878        1,008,178.5767
01/01/2011 to 12/31/2011         12.012878          12.044499          993,130.1217
01/01/2012 to 12/31/2012         12.044499          13.158840        1,061,836.9462
01/01/2013 to 12/31/2013         13.158840          14.139905          889,036.8909
01/01/2014 to 04/25/2014         14.139905          14.251744                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.580662          12.115397        1,467,665.9997
01/01/2008 to 12/31/2008         12.115397           8.781314        1,932,347.3506
01/01/2009 to 12/31/2009          8.781314          10.907208        2,296,602.2900
01/01/2010 to 12/31/2010         10.907208          12.077193        2,467,160.9199
01/01/2011 to 12/31/2011         12.077193          11.883856        2,400,059.7351
01/01/2012 to 12/31/2012         11.883856          13.156910        2,404,835.6729
01/01/2013 to 12/31/2013         13.156910          14.804837        2,135,396.3557
01/01/2014 to 04/25/2014         14.804837          14.865707                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.173438          15.705589        6,200,222.6909
01/01/2015 to 12/31/2015         15.705589          15.275602        5,665,877.2824
01/01/2016 to 12/31/2016         15.275602          16.117392        5,070,982.7838
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
11/01/2007 to 12/31/2007                            10.691255        4,084,956.5468
01/01/2008 to 11/07/2008         10.691255           7.352549                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.433837           8.381568        7,963,229.5620
01/01/2009 to 12/31/2009          8.381568          10.596426        8,277,543.4200
01/01/2010 to 12/31/2010         10.596426          11.856876        8,471,676.7238
01/01/2011 to 12/31/2011         11.856876          11.481813        8,371,236.6921
01/01/2012 to 12/31/2012         11.481813          12.885624        7,676,522.2950
01/01/2013 to 12/31/2013         12.885624          15.158788        6,960,635.4078
01/01/2014 to 04/25/2014         15.158788          15.175309                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.641492          16.283470        5,805,793.4610
01/01/2015 to 12/31/2015         16.283470          15.768948        5,162,607.6262
01/01/2016 to 12/31/2016         15.768948          16.798777        4,809,877.9685
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
11/01/2007 to 12/31/2007                            10.882857        3,028,538.1411
01/01/2008 to 11/07/2008         10.882857           6.941316                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.138433           8.053398        9,481,073.2135
01/01/2009 to 12/31/2009          8.053398          10.321347        9,220,467.7200
01/01/2010 to 12/31/2010         10.321347          11.742704        8,661,917.9530
01/01/2011 to 12/31/2011         11.742704          11.120139        7,694,928.0420
01/01/2012 to 12/31/2012         11.120139          12.675696        7,109,081.3262
01/01/2013 to 12/31/2013         12.675696          15.722958        6,827,140.4029
01/01/2014 to 04/25/2014         15.722958          15.654494                0.0000
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.241076          13.691738         43,929.8394
01/01/2008 to 12/31/2008         13.691738           8.461905         49,406.5570
01/01/2009 to 12/31/2009          8.461905          10.496644         47,092.0600
01/01/2010 to 12/31/2010         10.496644          11.838816         71,841.8329
01/01/2011 to 12/31/2011         11.838816          11.853637         49,647.7229
01/01/2012 to 12/31/2012         11.853637          13.477764         39,936.5385
01/01/2013 to 12/31/2013         13.477764          17.485837         42,196.9201
01/01/2014 to 12/31/2014         17.485837          19.481836         37,767.8077
01/01/2015 to 12/31/2015         19.481836          19.367068         36,666.0483
01/01/2016 to 12/31/2016         19.367068          21.250388        108,482.5751
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         21.189493          20.101794         22,832.9443
01/01/2008 to 12/31/2008         20.101794          12.166969         18,027.3569
01/01/2009 to 12/31/2009         12.166969          13.524105         17,968.3400
01/01/2010 to 12/31/2010         13.524105          16.166179         13,008.4395
01/01/2011 to 12/31/2011         16.166179          16.802976         11,371.4818
01/01/2012 to 12/31/2012         16.802976          18.165841         10,997.9998
01/01/2013 to 12/31/2013         18.165841          24.729525         50,776.6449
01/01/2014 to 12/31/2014         24.729525          24.288137         42,539.5102
01/01/2015 to 12/31/2015         24.288137          24.017442         36,519.3783
01/01/2016 to 12/31/2016         24.017442          28.011950         31,885.2153
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         17.788034          19.331836              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.605583          15.610081         81,786.3092
01/01/2008 to 12/31/2008         15.610081           9.487441         83,560.4552
01/01/2009 to 12/31/2009          9.487441          12.782003         74,735.6300
01/01/2010 to 12/31/2010         12.782003          15.470184         70,260.6369
01/01/2011 to 12/31/2011         15.470184          14.436229         57,994.0082
01/01/2012 to 12/31/2012         14.436229          14.971828         55,239.1681
01/01/2013 to 04/26/2013         14.971828          16.228423              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.009405          15.069101        578,756.1300
01/01/2008 to 12/31/2008         15.069101           8.609495        539,689.8282
01/01/2009 to 12/31/2009          8.609495          12.131423        503,464.9400
01/01/2010 to 12/31/2010         12.131423          13.951918        440,730.1852
01/01/2011 to 12/31/2011         13.951918          13.561104        415,713.4093
01/01/2012 to 12/31/2012         13.561104          15.852780        363,203.7895
01/01/2013 to 12/31/2013         15.852780          21.671233        364,014.9660
01/01/2014 to 12/31/2014         21.671233          23.232801        301,779.8138
01/01/2015 to 12/31/2015         23.232801          25.292922        277,465.6867
01/01/2016 to 12/31/2016         25.292922          25.298016        247,553.8397
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.583703          15.734859           10,172.8863
01/01/2008 to 12/31/2008         15.734859           9.870610           13,417.5619
01/01/2009 to 12/31/2009          9.870610          13.480393           16,634.6000
01/01/2010 to 12/31/2010         13.480393          17.882982           17,763.7849
01/01/2011 to 12/31/2011         17.882982          17.872224           19,912.5159
01/01/2012 to 12/31/2012         17.872224          20.405526           15,155.7782
01/01/2013 to 12/31/2013         20.405526          28.981113           17,138.6388
01/01/2014 to 12/31/2014         28.981113          30.447166           15,023.5256
01/01/2015 to 12/31/2015         30.447166          30.732839           14,359.0653
01/01/2016 to 12/31/2016         30.732839          33.751689           18,704.3600
--------------------------       ---------          ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.898634          32.058770            4,565.1772
--------------------------       ---------          ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         20.429400          20.868984           14,810.0625
01/01/2008 to 12/31/2008         20.868984          17.427953           10,019.0316
01/01/2009 to 12/31/2009         17.427953          22.644120           10,833.3600
01/01/2010 to 12/31/2010         22.644120          25.085484           12,107.3028
01/01/2011 to 12/31/2011         25.085484          26.154990           89,065.4725
01/01/2012 to 12/31/2012         26.154990          28.673203           61,674.3637
01/01/2013 to 12/31/2013         28.673203          28.479873           30,465.1401
01/01/2014 to 12/31/2014         28.479873          29.539765           32,812.1769
01/01/2015 to 12/31/2015         29.539765          28.517778           29,487.1728
01/01/2016 to 12/31/2016         28.517778          30.425544          145,566.0186
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.435781          19.349333          361,612.0880
01/01/2008 to 12/31/2008         19.349333          15.514573          322,654.8108
01/01/2009 to 12/31/2009         15.514573          20.903878          347,416.7100
01/01/2010 to 12/31/2010         20.903878          23.262748          326,466.1897
01/01/2011 to 12/31/2011         23.262748          23.939057          252,962.8455
01/01/2012 to 12/31/2012         23.939057          26.633903          225,915.0404
01/01/2013 to 12/31/2013         26.633903          28.330869          198,210.4588
01/01/2014 to 12/31/2014         28.330869          29.256807          173,648.5171
01/01/2015 to 12/31/2015         29.256807          28.194523          151,986.8600
01/01/2016 to 04/29/2016         28.194523          29.041900                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.545670          14.962968        1,152,933.2142
01/01/2008 to 12/31/2008         14.962968           8.923576        1,097,757.1175
01/01/2009 to 12/31/2009          8.923576          11.588607        1,070,302.8800
01/01/2010 to 12/31/2010         11.588607          12.765184          973,334.0886
01/01/2011 to 12/31/2011         12.765184          12.049965          894,456.8292
01/01/2012 to 12/31/2012         12.049965          13.377280          809,670.5725
01/01/2013 to 12/31/2013         13.377280          17.596592          699,262.9749
01/01/2014 to 12/31/2014         17.596592          19.145478          596,848.1110
01/01/2015 to 12/31/2015         19.145478          19.287919          517,753.4387
01/01/2016 to 12/31/2016         19.287919          20.359742          465,890.3899
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         14.086782          14.362833        103,994.2898
01/01/2008 to 12/31/2008         14.362833          10.822050         84,923.9622
01/01/2009 to 12/31/2009         10.822050          14.953603        139,401.4500
01/01/2010 to 12/31/2010         14.953603          16.861824        147,335.8690
01/01/2011 to 12/31/2011         16.861824          17.166133         69,902.4080
01/01/2012 to 12/31/2012         17.166133          19.326959         70,912.8187
01/01/2013 to 12/31/2013         19.326959          20.131020         62,522.0272
01/01/2014 to 12/31/2014         20.131020          20.493636         52,135.8019
01/01/2015 to 12/31/2015         20.493636          19.856558         46,639.4495
01/01/2016 to 12/31/2016         19.856558          21.995536         42,292.1590
--------------------------       ---------          ---------        ------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         12.332021          13.043176         25,610.4077
01/01/2008 to 12/31/2008         13.043176          12.794786         39,970.3373
01/01/2009 to 12/31/2009         12.794786          14.283284         53,008.6200
01/01/2010 to 12/31/2010         14.283284          14.814807         61,600.4736
01/01/2011 to 12/31/2011         14.814807          14.756561         50,048.8221
01/01/2012 to 12/31/2012         14.756561          15.386358         44,012.2316
01/01/2013 to 12/31/2013         15.386358          15.136779         36,176.0651
01/01/2014 to 12/31/2014         15.136779          15.038364         26,460.2382
01/01/2015 to 12/31/2015         15.038364          14.860955         25,891.6930
01/01/2016 to 12/31/2016         14.860955          14.845407         24,285.0709
--------------------------       ---------          ---------        ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         14.967535          15.754499          3,619.3054
01/01/2008 to 12/31/2008         15.754499           8.903322          3,707.9994
01/01/2009 to 07/17/2009          8.903322           8.851550              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         13.642537          15.449452            451.8551
01/01/2011 to 12/31/2011         15.449452          14.446255            432.9033
01/01/2012 to 12/31/2012         14.446255          16.615054          2,027.5661
01/01/2013 to 12/31/2013         16.615054          22.332189            396.6089
01/01/2014 to 12/31/2014         22.332189          24.967382            382.1580
01/01/2015 to 12/31/2015         24.967382          24.524381            834.3934
01/01/2016 to 12/31/2016         24.524381          26.041027            767.9058
--------------------------       ---------          ---------        ------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2007 to 12/31/2007         15.965015          16.325104            458.6957
01/01/2008 to 12/31/2008         16.325104           8.756857            457.0120
01/01/2009 to 12/31/2009          8.756857          11.969051            454.0600
01/01/2010 to 09/24/2010         11.969051          13.688968              0.0000

CLASS AA



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007         18.024497          20.351898          4,135.0796
01/01/2008 to 12/31/2008         20.351898          11.949861            953.4015
01/01/2009 to 12/31/2009         11.949861          15.912758            882.9200
01/01/2010 to 12/31/2010         15.912758          17.683633            866.8424
01/01/2011 to 12/31/2011         17.683633          16.238299            845.4581
01/01/2012 to 12/31/2012         16.238299          18.470526            826.1057
01/01/2013 to 12/31/2013         18.470526          21.644399            812.6321
01/01/2014 to 12/31/2014         21.644399          21.382101            787.6282
01/01/2015 to 12/31/2015         21.382101          20.559841            568.2508
01/01/2016 to 12/31/2016         20.559841          20.152192            557.2374
--------------------------       ---------          ---------          ----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2007 to 12/31/2007         17.799285          20.049801         26,124.1477
01/01/2008 to 12/31/2008         20.049801          11.739720         19,739.8303
01/01/2009 to 12/31/2009         11.739720          15.594730         17,636.0500
01/01/2010 to 12/31/2010         15.594730          17.291044         17,503.5134
01/01/2011 to 12/31/2011         17.291044          15.835117         11,269.3760
01/01/2012 to 12/31/2012         15.835117          17.968625         13,377.9853
01/01/2013 to 12/31/2013         17.968625          21.003902         13,614.6657
01/01/2014 to 12/31/2014         21.003902          20.699409         11,855.7864
01/01/2015 to 12/31/2015         20.699409          19.847865          9,237.8446
01/01/2016 to 12/31/2016         19.847865          19.406445          9,020.2641
--------------------------       ---------          ---------         -----------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         13.862424          14.460341          2,365.4901
01/01/2008 to 12/31/2008         14.460341          14.939991          2,142.4909
01/01/2009 to 12/31/2009         14.939991          15.898552          2,022.1400
01/01/2010 to 12/31/2010         15.898552          16.689411          1,126.9916
01/01/2011 to 12/31/2011         16.689411          17.660159          1,215.1862
01/01/2012 to 12/31/2012         17.660159          17.895688            968.8732
01/01/2013 to 12/31/2013         17.895688          17.084145          1,087.6310
01/01/2014 to 12/31/2014         17.084145          17.711892          1,174.8447
01/01/2015 to 12/31/2015         17.711892          17.435171          1,231.2413
01/01/2016 to 12/31/2016         17.435171          17.364649          1,182.0130
--------------------------       ---------          ---------         -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2007 to 12/31/2007         15.627974          15.582092         11,798.5862
01/01/2008 to 12/31/2008         15.582092           8.773310         18,015.9941
01/01/2009 to 12/31/2009          8.773310          11.219836         20,054.6100
01/01/2010 to 12/31/2010         11.219836          12.695356         16,861.8526
01/01/2011 to 12/31/2011         12.695356          12.582349         17,888.2694
01/01/2012 to 12/31/2012         12.582349          14.500633         17,586.2036
01/01/2013 to 12/31/2013         14.500633          18.250808         16,658.3877
01/01/2014 to 12/31/2014         18.250808          19.493889         12,353.4227
01/01/2015 to 12/31/2015         19.493889          18.380521         12,159.2753
01/01/2016 to 12/31/2016         18.380521          21.302820         13,132.8773
--------------------------       ---------          ---------         -----------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         14.077172          16.001824          196,053.6713
01/01/2008 to 12/31/2008         16.001824           9.393208          162,276.4491
01/01/2009 to 12/31/2009          9.393208          12.674712          146,268.9000
01/01/2010 to 12/31/2010         12.674712          13.529051          136,464.2161
01/01/2011 to 12/31/2011         13.529051          11.904603          126,515.1475
01/01/2012 to 12/31/2012         11.904603          13.857607          116,741.7349
01/01/2013 to 12/31/2013         13.857607          16.778798          111,694.7970
01/01/2014 to 12/31/2014         16.778798          14.681617          102,754.9015
01/01/2015 to 12/31/2015         14.681617          13.517184          103,421.3086
01/01/2016 to 12/31/2016         13.517184          14.264251          100,359.3316
--------------------------       ---------          ---------          ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.203841          10.541615           59,524.5328
01/01/2013 to 12/31/2013         10.541615          11.536399           36,221.8575
01/01/2014 to 12/31/2014         11.536399          12.193645           33,023.3202
01/01/2015 to 12/31/2015         12.193645          12.075643           38,758.8824
01/01/2016 to 12/31/2016         12.075643          12.317477           43,303.7354
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332                0.0000
01/01/2015 to 12/31/2015          1.039332           1.013279            6,112.7026
01/01/2016 to 12/31/2016          1.013279           1.017598           29,346.1489
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.039775           7.004420          955,843.4372
01/01/2009 to 12/31/2009          7.004420           8.919228        1,905,797.4800
01/01/2010 to 12/31/2010          8.919228           9.850085        1,947,629.4852
01/01/2011 to 12/31/2011          9.850085           9.492567        1,976,358.8441
01/01/2012 to 12/31/2012          9.492567          10.610225        1,971,182.3490
01/01/2013 to 12/31/2013         10.610225          12.383129        1,826,285.4143
01/01/2014 to 12/31/2014         12.383129          12.930227        1,710,865.2948
01/01/2015 to 12/31/2015         12.930227          12.641528        1,620,524.8038
01/01/2016 to 12/31/2016         12.641528          13.419198        1,517,455.7686
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.444809           6.353235        1,496,398.9647
01/01/2009 to 12/31/2009          6.353235           8.384885        2,286,129.1700
01/01/2010 to 12/31/2010          8.384885           9.369155        2,817,663.2734
01/01/2011 to 12/31/2011          9.369155           8.788721        2,687,079.2258
01/01/2012 to 12/31/2012          8.788721          10.051050        2,463,887.8125
01/01/2013 to 12/31/2013         10.051050          12.381326        2,290,343.0820
01/01/2014 to 12/31/2014         12.381326          12.969620        2,373,454.5448
01/01/2015 to 12/31/2015         12.969620          12.673624        2,329,429.6381
01/01/2016 to 12/31/2016         12.673624          13.596634        2,212,877.2558
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.644659           7.677443        1,127,576.6519
01/01/2009 to 12/31/2009          7.677443           9.327990        1,859,549.7100
01/01/2010 to 12/31/2010          9.327990          10.094473        1,926,725.3738
01/01/2011 to 12/31/2011         10.094473           9.958552        1,676,503.4235
01/01/2012 to 12/31/2012          9.958552          10.867339        1,398,534.9254
01/01/2013 to 12/31/2013         10.867339          12.146937        1,226,806.7707
01/01/2014 to 12/31/2014         12.146937          12.689029        1,179,823.5161
01/01/2015 to 12/31/2015         12.689029          12.403158        1,070,932.1847
01/01/2016 to 12/31/2016         12.403158          13.068866          996,034.0864
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.136121          11.531416           68,110.7451
01/01/2013 to 12/31/2013         11.531416          10.969004           58,404.6156
01/01/2014 to 12/31/2014         10.969004          11.232053           55,291.4275
01/01/2015 to 12/31/2015         11.232053          10.000546           67,078.1874
01/01/2016 to 12/31/2016         10.000546          10.729114           53,338.3476
--------------------------       ---------          ---------           -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.959161          10.271320           75,800.2199
01/01/2013 to 12/31/2013         10.271320          11.155889          159,477.3147
01/01/2014 to 12/31/2014         11.155889          11.634125          274,070.3383
01/01/2015 to 12/31/2015         11.634125          11.442731          320,626.0907
01/01/2016 to 12/31/2016         11.442731          11.766019          295,178.6529
--------------------------       ---------          ---------          ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.374246          16.212180          296,865.2128
01/01/2008 to 12/31/2008         16.212180           9.310030          272,766.8610
01/01/2009 to 12/31/2009          9.310030          12.350911          276,749.2300
01/01/2010 to 12/31/2010         12.350911          14.119798          240,895.6367
01/01/2011 to 12/31/2011         14.119798          13.126372          230,365.7004
01/01/2012 to 12/31/2012         13.126372          16.282280          207,750.3041
01/01/2013 to 12/31/2013         16.282280          16.600277          202,112.5575
01/01/2014 to 12/31/2014         16.600277          18.513524          214,136.9059
01/01/2015 to 12/31/2015         18.513524          17.973286          159,397.7474
01/01/2016 to 12/31/2016         17.973286          17.851529          152,235.4231
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          7.722873           7.775812        1,132,131.2474
01/01/2008 to 12/31/2008          7.775812           4.666062        1,000,363.5154
01/01/2009 to 12/31/2009          4.666062           6.108653          926,110.6800
01/01/2010 to 12/31/2010          6.108653           7.445477          792,115.7498
01/01/2011 to 12/31/2011          7.445477           7.569276          987,716.1050
01/01/2012 to 12/31/2012          7.569276           8.831514          889,674.6582
01/01/2013 to 12/31/2013          8.831514          12.661135          775,042.2623
01/01/2014 to 12/31/2014         12.661135          14.821679          715,108.2165
01/01/2015 to 12/31/2015         14.821679          14.004631          644,470.0476
01/01/2016 to 12/31/2016         14.004631          14.158857          590,531.9826
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.148484          10.327747          357,208.5561
01/01/2008 to 12/31/2008         10.327747           4.614768          397,019.5508
01/01/2009 to 12/31/2009          4.614768           6.269067          404,485.0000
01/01/2010 to 12/31/2010          6.269067           6.625444          357,682.8321
01/01/2011 to 04/29/2011          6.625444           7.041458                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910          788,059.5045
01/01/2013 to 12/31/2013          1.046910           1.049991        1,179,380.9298
01/01/2014 to 12/31/2014          1.049991           1.091538        1,051,686.1128
01/01/2015 to 12/31/2015          1.091538           1.029557          959,575.7660
01/01/2016 to 12/31/2016          1.029557           1.132497        1,005,659.1375
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.959052          11.480694        250,040.9111
01/01/2008 to 12/31/2008         11.480694           7.244190        268,990.4271
01/01/2009 to 12/31/2009          7.244190           9.028080        248,012.0600
01/01/2010 to 12/31/2010          9.028080          10.209672        304,913.0645
01/01/2011 to 12/31/2011         10.209672           9.903871        259,017.2604
01/01/2012 to 12/31/2012          9.903871          11.548197        212,872.4303
01/01/2013 to 12/31/2013         11.548197          15.394522        214,901.5361
01/01/2014 to 12/31/2014         15.394522          16.569280        202,506.1390
01/01/2015 to 12/31/2015         16.569280          15.340294        213,583.0685
01/01/2016 to 12/31/2016         15.340294          17.717108        140,193.5097
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         27.876495          27.691743         17,241.1582
01/01/2008 to 12/31/2008         27.691743          16.724493         16,434.7417
01/01/2009 to 12/31/2009         16.724493          20.890417         16,395.3300
01/01/2010 to 12/31/2010         20.890417          25.885342         12,415.4255
01/01/2011 to 12/31/2011         25.885342          24.605872         10,498.0642
01/01/2012 to 12/31/2012         24.605872          27.858141          9,266.5167
01/01/2013 to 12/31/2013         27.858141          35.830520          8,621.6236
01/01/2014 to 12/31/2014         35.830520          38.792498          7,897.5585
01/01/2015 to 12/31/2015         38.792498          34.851232          5,915.5706
01/01/2016 to 12/31/2016         34.851232          39.729666          5,454.2285
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         27.717692          27.452727        320,433.3148
01/01/2008 to 12/31/2008         27.452727          16.548422        294,989.3528
01/01/2009 to 12/31/2009         16.548422          20.617392        284,413.5500
01/01/2010 to 12/31/2010         20.617392          25.482748        252,852.3917
01/01/2011 to 12/31/2011         25.482748          24.163669        228,905.9807
01/01/2012 to 12/31/2012         24.163669          27.286655        206,980.4171
01/01/2013 to 12/31/2013         27.286655          35.009194        181,363.9431
01/01/2014 to 12/31/2014         35.009194          37.794846        163,192.9543
01/01/2015 to 12/31/2015         37.794846          33.871234        148,129.3582
01/01/2016 to 12/31/2016         33.871234          38.520988        136,330.0587
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.524142          15.882719        454,153.4011
01/01/2008 to 12/31/2008         15.882719           9.581346        412,600.5895
01/01/2009 to 12/31/2009          9.581346          12.624541        386,283.9800
01/01/2010 to 12/31/2010         12.624541          15.685173        333,357.9880
01/01/2011 to 12/31/2011         15.685173          15.277443        288,892.2802
01/01/2012 to 12/31/2012         15.277443          17.783449        247,602.7989
01/01/2013 to 12/31/2013         17.783449          24.544872        220,633.8197
01/01/2014 to 12/31/2014         24.544872          26.079209        191,304.8335
01/01/2015 to 12/31/2015         26.079209          25.239059        178,301.6002
01/01/2016 to 12/31/2016         25.239059          27.692495        174,581.0684
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         62,070.5999
01/01/2013 to 12/31/2013          1.048954           1.146295        222,261.1257
01/01/2014 to 12/31/2014          1.146295           1.207398        335,719.4931
01/01/2015 to 12/31/2015          1.207398           1.199459        839,723.9710
01/01/2016 to 12/31/2016          1.199459           1.215296        757,334.5545
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987878           9.757096           91,632.1430
01/01/2012 to 12/31/2012          9.757096          10.028733           72,506.4837
01/01/2013 to 12/31/2013         10.028733           9.989104           87,393.6539
01/01/2014 to 12/31/2014          9.989104           9.939505          114,407.0595
01/01/2015 to 12/31/2015          9.939505           9.725711          141,187.0018
01/01/2016 to 12/31/2016          9.725711           9.876187          127,237.9959
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.776010           7.674018        1,535,912.6750
01/01/2009 to 12/31/2009          7.674018          10.022737        1,400,066.7100
01/01/2010 to 12/31/2010         10.022737          11.497114        1,364,615.6660
01/01/2011 to 12/31/2011         11.497114          10.666773          936,437.0345
01/01/2012 to 12/31/2012         10.666773          12.260127          839,062.7299
01/01/2013 to 12/31/2013         12.260127          15.633590          777,351.3200
01/01/2014 to 12/31/2014         15.633590          16.176434          616,866.3906
01/01/2015 to 12/31/2015         16.176434          15.607765          583,894.4452
01/01/2016 to 12/31/2016         15.607765          16.747474          441,936.2983
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 01/01/2007         10.312117          10.312117          206,323.8684
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.986072          10.438856           23,487.6249
01/01/2013 to 12/31/2013         10.438856          11.754454           95,553.5466
01/01/2014 to 12/31/2014         11.754454          12.690330           99,759.8163
01/01/2015 to 12/31/2015         12.690330          11.984397          111,978.5674
01/01/2016 to 12/31/2016         11.984397          12.787154          120,705.2240
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041                0.0000
01/01/2014 to 12/31/2014          1.127041           1.212477           65,724.1605
01/01/2015 to 12/31/2015          1.212477           1.179361          356,048.5468
01/01/2016 to 12/31/2016          1.179361           1.211868          289,307.3554
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         20.039432          19.178322              547.3458
01/01/2008 to 12/31/2008         19.178322          13.276348              586.6379
01/01/2009 to 12/31/2009         13.276348          16.577666              721.9800
01/01/2010 to 12/31/2010         16.577666          19.611335              682.4220
01/01/2011 to 12/31/2011         19.611335          17.630789              642.7361
01/01/2012 to 12/31/2012         17.630789          20.530672              693.8114
01/01/2013 to 12/31/2013         20.530672          26.848182              641.3639
01/01/2014 to 12/31/2014         26.848182          26.954588              602.8138
01/01/2015 to 12/31/2015         26.954588          25.158471              607.0755
01/01/2016 to 12/31/2016         25.158471          32.588720              603.7204
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.067717          17.250907          491,801.0641
01/01/2008 to 12/31/2008         17.250907          11.919451          361,320.7979
01/01/2009 to 12/31/2009         11.919451          14.840417          328,782.6600
01/01/2010 to 12/31/2010         14.840417          17.519779          289,746.7062
01/01/2011 to 12/31/2011         17.519779          15.700881          254,413.5291
01/01/2012 to 12/31/2012         15.700881          18.238666          230,462.4788
01/01/2013 to 12/31/2013         18.238666          23.785204          174,443.6760
01/01/2014 to 12/31/2014         23.785204          23.821107          149,731.4938
01/01/2015 to 12/31/2015         23.821107          22.186163          133,505.4402
01/01/2016 to 12/31/2016         22.186163          28.672749          113,365.0930
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.452971           6.164667        364,125.2526
01/01/2009 to 12/31/2009          6.164667          10.254869        410,476.1700
01/01/2010 to 12/31/2010         10.254869          12.485909        410,275.0363
01/01/2011 to 12/31/2011         12.485909           9.994683        382,555.7221
01/01/2012 to 12/31/2012          9.994683          11.699610        353,069.8090
01/01/2013 to 12/31/2013         11.699610          10.945850        349,212.7922
01/01/2014 to 12/31/2014         10.945850          10.074676        351,407.3540
01/01/2015 to 12/31/2015         10.074676           8.549479        329,244.9945
01/01/2016 to 12/31/2016          8.549479           9.386232        321,890.1046
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
 (CLASS 2))
01/01/2007 to 12/31/2007         20.058751          25.433396        115,973.4641
01/01/2008 to 04/25/2008         25.433396          23.141049              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         16.095230          18.002175              0.0000
01/01/2008 to 12/31/2008         18.002175          10.234654              0.0000
01/01/2009 to 12/31/2009         10.234654          13.295030              0.0000
01/01/2010 to 12/31/2010         13.295030          14.616284              0.0000
01/01/2011 to 12/31/2011         14.616284          12.889638              0.0000
01/01/2012 to 12/31/2012         12.889638          14.844273              0.0000
01/01/2013 to 12/31/2013         14.844273          17.477665              0.0000
01/01/2014 to 12/31/2014         17.477665          16.049691              0.0000
01/01/2015 to 12/31/2015         16.049691          15.566327              0.0000
01/01/2016 to 12/31/2016         15.566327          15.223865              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.908560          17.753236        652,235.7138
01/01/2008 to 12/31/2008         17.753236          10.079197        596,720.4093
01/01/2009 to 12/31/2009         10.079197          13.063369        540,968.0700
01/01/2010 to 12/31/2010         13.063369          14.336647        491,102.2681
01/01/2011 to 12/31/2011         14.336647          12.610368        452,308.2946
01/01/2012 to 12/31/2012         12.610368          14.497083        418,999.9565
01/01/2013 to 12/31/2013         14.497083          17.025678        363,367.1525
01/01/2014 to 12/31/2014         17.025678          15.598789        330,191.4479
01/01/2015 to 12/31/2015         15.598789          15.086420        306,172.7989
01/01/2016 to 12/31/2016         15.086420          14.724356        294,860.3479
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.657629          12.956695        138,882.9322
01/01/2008 to 12/31/2008         12.956695           6.792639        126,998.1829
01/01/2009 to 12/31/2009          6.792639          10.518643        120,262.9800
01/01/2010 to 12/31/2010         10.518643          13.680173        111,543.7762
01/01/2011 to 12/31/2011         13.680173          12.537777        100,444.8613
01/01/2012 to 12/31/2012         12.537777          13.489703         89,032.0444
01/01/2013 to 12/31/2013         13.489703          18.465551         80,258.1766
01/01/2014 to 12/31/2014         18.465551          18.365921         71,105.6697
01/01/2015 to 12/31/2015         18.365921          17.175139         66,206.3049
01/01/2016 to 12/31/2016         17.175139          15.480251         61,661.8782
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516              0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815              0.0000
01/01/2016 to 12/31/2016          0.962815           1.053457              0.0000
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.456484          13.191600       1,271,672.9875
01/01/2008 to 12/31/2008         13.191600          13.041402       1,126,122.6669
01/01/2009 to 12/31/2009         13.041402          15.155905       1,338,326.3400
01/01/2010 to 12/31/2010         15.155905          16.142116       1,292,032.1519
01/01/2011 to 12/31/2011         16.142116          16.398294       1,192,865.4435
01/01/2012 to 12/31/2012         16.398294          17.641576       1,145,734.6700
01/01/2013 to 12/31/2013         17.641576          17.037533       1,046,588.4881
01/01/2014 to 12/31/2014         17.037533          17.478695         876,449.6340
01/01/2015 to 12/31/2015         17.478695          17.210733         741,494.2528
01/01/2016 to 12/31/2016         17.210733          17.388274         669,148.9329
--------------------------       ---------          ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE CLASS))
01/01/2007 to 12/31/2007         13.582705          14.543906          93,812.1339
01/01/2008 to 12/31/2008         14.543906          15.006218          76,262.8760
01/01/2009 to 05/01/2009         15.006218          15.507238               0.0000
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.756296          10.911620           6,476.7238
01/01/2013 to 12/31/2013         10.911620          10.258227               0.0000
01/01/2014 to 12/31/2014         10.258227          10.863707             786.7459
01/01/2015 to 12/31/2015         10.863707          10.742623           9,706.4907
01/01/2016 to 12/31/2016         10.742623          10.716734          31,806.4985
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215677          10.741899           2,754.7806
01/01/2014 to 12/31/2014         10.741899          11.490620           7,922.8233
01/01/2015 to 12/31/2015         11.490620          11.172311          37,538.5190
01/01/2016 to 12/31/2016         11.172311          11.502747          33,805.7209
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048         102,507.6832
01/01/2013 to 12/31/2013          1.067048           1.156866          90,431.3613
01/01/2014 to 12/31/2014          1.156866           1.227228         121,820.1471
01/01/2015 to 12/31/2015          1.227228           1.197730         123,211.9457
01/01/2016 to 12/31/2016          1.197730           1.245977          67,341.1600
--------------------------       ---------          ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.140122          11.560014         109,732.5272
01/01/2008 to 12/31/2008         11.560014           8.529438         115,046.5345
01/01/2009 to 12/31/2009          8.529438          10.488347         232,249.8700
01/01/2010 to 12/31/2010         10.488347          11.591023         287,201.3153
01/01/2011 to 12/31/2011         11.591023          11.534218         240,756.1157
01/01/2012 to 12/31/2012         11.534218          12.814640         200,506.0584
01/01/2013 to 12/31/2013         12.814640          14.249194         159,708.6713
01/01/2014 to 12/31/2014         14.249194          14.845443         154,433.3538
01/01/2015 to 12/31/2015         14.845443          14.330148         146,640.4199
01/01/2016 to 12/31/2016         14.330148          14.925871         145,163.9856
--------------------------       ---------          ---------       --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         11.394452          11.848603         27,473.3963
01/01/2008 to 12/31/2008         11.848603           7.819791         35,040.3316
01/01/2009 to 12/31/2009          7.819791           9.940016         78,382.7900
01/01/2010 to 12/31/2010          9.940016          11.172483        207,630.6194
01/01/2011 to 12/31/2011         11.172483          10.766774        210,262.8165
01/01/2012 to 12/31/2012         10.766774          12.193838        170,007.8619
01/01/2013 to 12/31/2013         12.193838          14.176143        116,431.9234
01/01/2014 to 12/31/2014         14.176143          14.708912        157,390.2312
01/01/2015 to 12/31/2015         14.708912          14.147975        147,543.4499
01/01/2016 to 12/31/2016         14.147975          14.888720        136,682.0295
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         55.873170          57.217089         78,541.9271
01/01/2008 to 12/31/2008         57.217089          35.945369         70,664.6477
01/01/2009 to 12/31/2009         35.945369          42.001620         65,317.6500
01/01/2010 to 12/31/2010         42.001620          48.521828         57,080.8793
01/01/2011 to 12/31/2011         48.521828          45.976848         51,302.4826
01/01/2012 to 12/31/2012         45.976848          53.537308         46,173.8147
01/01/2013 to 12/31/2013         53.537308          70.684477         39,999.8555
01/01/2014 to 12/31/2014         70.684477          79.038744         35,023.3800
01/01/2015 to 12/31/2015         79.038744          75.245148         31,030.5124
01/01/2016 to 12/31/2016         75.245148          86.092953         27,831.5108
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.187289          57.377185        486,247.6436
01/01/2008 to 12/31/2008         57.377185          35.967814        411,273.3121
01/01/2009 to 12/31/2009         35.967814          41.928431        395,436.6000
01/01/2010 to 12/31/2010         41.928431          48.309957        368,915.5742
01/01/2011 to 12/31/2011         48.309957          45.660800        327,734.0317
01/01/2012 to 12/31/2012         45.660800          53.037202        287,622.0925
01/01/2013 to 12/31/2013         53.037202          69.859904        250,679.3885
01/01/2014 to 12/31/2014         69.859904          77.920551        217,560.0163
01/01/2015 to 12/31/2015         77.920551          73.970867        198,848.7158
01/01/2016 to 12/31/2016         73.970867          84.445625        176,562.6328
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.510053          13.422945          8,721.9245
01/01/2008 to 12/31/2008         13.422945           8.101541          8,459.1850
01/01/2009 to 12/31/2009          8.101541          10.355020          8,711.8200
01/01/2010 to 04/30/2010         10.355020          11.057691              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007          8.486453           9.847016        158,209.7064
01/01/2008 to 12/31/2008          9.847016           5.853285        132,734.2134
01/01/2009 to 12/31/2009          5.853285           8.405675        118,497.5700
01/01/2010 to 12/31/2010          8.405675          10.599992         95,336.2119
01/01/2011 to 12/31/2011         10.599992          10.291384         81,755.2947
01/01/2012 to 12/31/2012         10.291384          11.543661         75,534.2234
01/01/2013 to 12/31/2013         11.543661          15.567219         66,265.6485
01/01/2014 to 12/31/2014         15.567219          17.326741         57,829.8823
01/01/2015 to 12/31/2015         17.326741          18.233221         49,860.4417
01/01/2016 to 12/31/2016         18.233221          19.122937         45,248.1820
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.347710           9.668240        663,347.2356
01/01/2008 to 12/31/2008          9.668240           5.735290        573,694.3598
01/01/2009 to 12/31/2009          5.735290           8.214937        597,489.2400
01/01/2010 to 12/31/2010          8.214937          10.327880        562,329.8372
01/01/2011 to 12/31/2011         10.327880          10.001799        503,082.1328
01/01/2012 to 12/31/2012         10.001799          11.194572        449,918.8428
01/01/2013 to 12/31/2013         11.194572          15.054336        415,092.9530
01/01/2014 to 12/31/2014         15.054336          16.716356        319,662.6802
01/01/2015 to 12/31/2015         16.716356          17.557671        298,017.7516
01/01/2016 to 12/31/2016         17.557671          18.362182        262,004.1965
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.409923          21.034015         58,372.0478
01/01/2008 to 12/31/2008         21.034015          11.547289         53,674.1681
01/01/2009 to 12/31/2009         11.547289          13.858037         56,566.5300
01/01/2010 to 12/31/2010         13.858037          14.581182         49,731.5591
01/01/2011 to 12/31/2011         14.581182          11.466803         50,886.1046
01/01/2012 to 12/31/2012         11.466803          13.476078         52,961.8014
01/01/2013 to 12/31/2013         13.476078          15.277449        192,488.4935
01/01/2014 to 12/31/2014         15.277449          14.539548        187,807.2959
01/01/2015 to 12/31/2015         14.539548          14.005246        184,856.7534
01/01/2016 to 12/31/2016         14.005246          14.486334        177,379.1753
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         44.807124          46.771027         13,273.4790
01/01/2008 to 12/31/2008         46.771027          44.362024         14,874.9784
01/01/2009 to 12/31/2009         44.362024          47.691089         12,880.0500
01/01/2010 to 12/31/2010         47.691089          50.746727         12,329.1861
01/01/2011 to 12/31/2011         50.746727          53.118389         14,461.8272
01/01/2012 to 12/31/2012         53.118389          56.105308         14,721.0168
01/01/2013 to 12/31/2013         56.105308          54.685705         15,254.1241
01/01/2014 to 12/31/2014         54.685705          57.511374         15,367.9291
01/01/2015 to 12/31/2015         57.511374          56.819777         15,284.1793
01/01/2016 to 12/31/2016         56.819777          57.548979         16,832.3412
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.824883          11.117560         20,068.7100
01/01/2010 to 12/31/2010         11.117560          13.116297         14,817.2674
01/01/2011 to 12/31/2011         13.116297          11.759572         14,746.4019
01/01/2012 to 12/31/2012         11.759572          13.241824         15,313.4279
01/01/2013 to 12/31/2013         13.241824          17.499801         15,534.9852
01/01/2014 to 12/31/2014         17.499801          18.763797         12,650.2157
01/01/2015 to 12/31/2015         18.763797          19.635260         12,120.0658
01/01/2016 to 12/31/2016         19.635260          19.349747         12,308.2122
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2007 to 12/31/2007         14.523533          16.003372         21,720.7189
01/01/2008 to 12/31/2008         16.003372           9.037492         16,380.6371
01/01/2009 to 05/01/2009          9.037492           8.591140              0.0000
--------------------------       ---------          ---------        ------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         15.042033          15.705276            808.2122
01/01/2008 to 12/31/2008         15.705276           8.857358            803.0493
01/01/2009 to 05/01/2009          8.857358           8.415155              0.0000
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL
APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2007 to 04/27/2007         12.356518          13.172097                0.0000
--------------------------       ---------          ---------                ------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.289723          10.618348        1,169,493.5887
01/01/2008 to 12/31/2008         10.618348          10.726329        2,284,101.6264
01/01/2009 to 12/31/2009         10.726329          10.588094        1,525,154.2500
01/01/2010 to 12/31/2010         10.588094          10.425239        1,205,546.9615
01/01/2011 to 12/31/2011         10.425239          10.265326          942,625.3766
01/01/2012 to 12/31/2012         10.265326          10.106578        1,086,706.2707
01/01/2013 to 12/31/2013         10.106578           9.951130          792,241.1538
01/01/2014 to 12/31/2014          9.951130           9.798073          728,579.0273
01/01/2015 to 12/31/2015          9.798073           9.647370          553,699.2579
01/01/2016 to 12/31/2016          9.647370           9.509638          430,954.4504
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.779506          12.918182          451,175.1090
01/01/2008 to 12/31/2008         12.918182           8.070513          433,623.7697
01/01/2009 to 12/31/2009          8.070513          11.090236          363,240.7200
01/01/2010 to 12/31/2010         11.090236          12.155181          344,473.9317
01/01/2011 to 12/31/2011         12.155181          11.995148          324,999.5625
01/01/2012 to 12/31/2012         11.995148          13.646987          544,829.0387
01/01/2013 to 12/31/2013         13.646987          18.372896          462,359.5514
01/01/2014 to 12/31/2014         18.372896          19.672009          405,129.0160
01/01/2015 to 12/31/2015         19.672009          21.410904          349,058.0769
01/01/2016 to 12/31/2016         21.410904          21.054233          307,976.1702
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.078212          10.214981          762,423.8995
01/01/2008 to 12/31/2008         10.214981           5.436980          679,472.6189
01/01/2009 to 12/31/2009          5.436980           7.692918          545,880.7200
01/01/2010 to 12/31/2010          7.692918           8.286415          492,118.1202
01/01/2011 to 12/31/2011          8.286415           8.046579          434,488.9432
01/01/2012 to 04/27/2012          8.046579           9.047954                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.773791          11.064882           57,726.9769
01/01/2008 to 12/31/2008         11.064882           6.393804           44,227.0586
01/01/2009 to 12/31/2009          6.393804           8.163706           39,882.1000
01/01/2010 to 12/31/2010          8.163706          10.557998           34,064.2697
01/01/2011 to 12/31/2011         10.557998          10.681332           30,396.0044
01/01/2012 to 12/31/2012         10.681332          11.661856           27,647.4458
01/01/2013 to 12/31/2013         11.661856          17.037814           27,114.5290
01/01/2014 to 12/31/2014         17.037814          16.932545           23,360.3662
01/01/2015 to 12/31/2015         16.932545          16.910050           20,784.8896
01/01/2016 to 12/31/2016         16.910050          17.656827           20,433.4218
--------------------------       ---------          ---------        --------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.494493          13.332392                0.0000
--------------------------       ---------          ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.501097          22.879860           26,723.1681
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         13.094754          16.037793           61,906.1300
01/01/2010 to 12/31/2010         16.037793          18.306978           42,135.0744
01/01/2011 to 12/31/2011         18.306978          17.147741           35,679.2868
01/01/2012 to 12/31/2012         17.147741          18.634623           34,442.5326
01/01/2013 to 12/31/2013         18.634623          24.350383           36,693.2866
01/01/2014 to 12/31/2014         24.350383          26.596808           25,881.8827
01/01/2015 to 12/31/2015         26.596808          26.122100           23,287.7644
01/01/2016 to 04/29/2016         26.122100          26.272271                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
 (SERVICE CLASS))
01/01/2007 to 04/27/2007         12.310731          13.016566                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.742697          12.505142          211,505.2505
01/01/2008 to 12/31/2008         12.505142           7.337382          194,297.1720
01/01/2009 to 05/01/2009          7.337382           7.251359                0.0000
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.760325          14.018688            3,221.2296
01/01/2015 to 12/31/2015         14.018688          13.722248           56,458.9711
01/01/2016 to 12/31/2016         13.722248          14.123267           17,776.6578
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.356889          14.743659        4,407,926.8676
01/01/2015 to 12/31/2015         14.743659          14.361077        3,810,842.1741
01/01/2016 to 12/31/2016         14.361077          15.001028        3,360,808.9284
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.123726          11.600009        1,586,151.4732
01/01/2008 to 12/31/2008         11.600009           9.062519        2,159,486.8389
01/01/2009 to 12/31/2009          9.062519          10.967254        2,497,299.8200
01/01/2010 to 12/31/2010         10.967254          11.975937        2,177,429.4981
01/01/2011 to 12/31/2011         11.975937          12.001477        2,115,155.9229
01/01/2012 to 12/31/2012         12.001477          13.105255        2,297,530.1270
01/01/2013 to 12/31/2013         13.105255          14.075290        1,879,942.8260
01/01/2014 to 04/25/2014         14.075290          14.184385                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.568201          12.096278        3,288,268.4774
01/01/2008 to 12/31/2008         12.096278           8.763057        3,598,191.9541
01/01/2009 to 12/31/2009          8.763057          10.879096        3,979,307.5900
01/01/2010 to 12/31/2010         10.879096          12.040052        3,901,048.6063
01/01/2011 to 12/31/2011         12.040052          11.841405        3,935,094.1230
01/01/2012 to 12/31/2012         11.841405          13.103329        3,530,442.6122
01/01/2013 to 12/31/2013         13.103329          14.737182        3,171,181.0548
01/01/2014 to 04/25/2014         14.737182          14.795444                0.0000
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.764283          15.276918         7,087,722.8999
01/01/2015 to 12/31/2015         15.276918          14.851241         6,334,125.1094
01/01/2016 to 12/31/2016         14.851241          15.661820         5,563,139.0912
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.198171          10.685165         2,079,619.8562
01/01/2008 to 11/07/2008         10.685165           7.345216                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.416890           8.364141        10,849,770.5766
01/01/2009 to 12/31/2009          8.364141          10.569112        10,269,763.0200
01/01/2010 to 12/31/2010         10.569112          11.820410         9,751,532.9934
01/01/2011 to 12/31/2011         11.820410          11.440794         9,159,590.7551
01/01/2012 to 12/31/2012         11.440794          12.833143         8,345,063.0100
01/01/2013 to 12/31/2013         12.833143          15.089511         7,600,157.5873
01/01/2014 to 04/25/2014         15.089511          15.103578                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.737691          15.337387         9,384,594.2136
01/01/2015 to 12/31/2015         15.337387          14.845337         8,521,779.2866
01/01/2016 to 12/31/2016         14.845337          15.806947         7,598,153.7707
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.234454          10.876657         1,685,044.0214
01/01/2008 to 11/07/2008         10.876657           6.934392                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.122077           8.036651        12,124,140.4414
01/01/2009 to 12/31/2009          8.036651          10.294738        11,480,758.2200
01/01/2010 to 12/31/2010         10.294738          11.706585        11,011,636.7263
01/01/2011 to 12/31/2011         11.706585          11.080407        10,438,656.6604
01/01/2012 to 12/31/2012         11.080407          12.624065         9,999,961.7509
01/01/2013 to 12/31/2013         12.624065          15.651096        10,020,906.3295
01/01/2014 to 04/25/2014         15.651096          15.580490                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.190324          13.635141           221,264.4210
01/01/2008 to 12/31/2008         13.635141           8.424388           216,440.5197
01/01/2009 to 12/31/2009          8.424388          10.446974           190,401.0500
01/01/2010 to 12/31/2010         10.446974          11.779268           168,592.6342
01/01/2011 to 12/31/2011         11.779268          11.790488           177,264.0412
01/01/2012 to 12/31/2012         11.790488          13.401926           146,636.0088
01/01/2013 to 12/31/2013         13.401926          17.382241            96,688.3209
01/01/2014 to 12/31/2014         17.382241          19.360613           110,598.1876
01/01/2015 to 12/31/2015         19.360613          19.240792           117,904.1059
01/01/2016 to 12/31/2016         19.240792          21.105509           135,333.5059
--------------------------       ---------          ---------        ---------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         21.120822          20.026565          6,180.9406
01/01/2008 to 12/31/2008         20.026565          12.115344         10,431.6315
01/01/2009 to 12/31/2009         12.115344          13.459989          5,834.8300
01/01/2010 to 12/31/2010         13.459989          16.081509          4,889.6614
01/01/2011 to 12/31/2011         16.081509          16.706638          4,359.9331
01/01/2012 to 12/31/2012         16.706638          18.052621          2,559.4623
01/01/2013 to 12/31/2013         18.052621          24.563132         61,532.2303
01/01/2014 to 12/31/2014         24.563132          24.112658         55,751.6903
01/01/2015 to 12/31/2015         24.112658          23.832007         42,427.8436
01/01/2016 to 12/31/2016         23.832007          27.781792         32,872.7784
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         19.845430          21.564278              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.529364          15.537282        137,261.7284
01/01/2008 to 12/31/2008         15.537282           9.438452        122,521.4422
01/01/2009 to 12/31/2009          9.438452          12.709651        133,468.2100
01/01/2010 to 12/31/2010         12.709651          15.374940        133,230.1827
01/01/2011 to 12/31/2011         15.374940          14.340195        101,338.5884
01/01/2012 to 12/31/2012         14.340195          14.864760         84,563.8075
01/01/2013 to 04/26/2013         14.864760          16.109809              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.952471          15.000316        264,461.4917
01/01/2008 to 12/31/2008         15.000316           8.565889        235,877.1157
01/01/2009 to 12/31/2009          8.565889          12.063953        196,474.3600
01/01/2010 to 12/31/2010         12.063953          13.867398        197,226.7222
01/01/2011 to 12/31/2011         13.867398          13.472232        165,852.1545
01/01/2012 to 12/31/2012         13.472232          15.740985        147,469.2941
01/01/2013 to 12/31/2013         15.740985          21.507664        251,683.9892
01/01/2014 to 12/31/2014         21.507664          23.045926        246,563.2527
01/01/2015 to 12/31/2015         23.045926          25.076944        196,554.6495
01/01/2016 to 12/31/2016         25.076944          25.069466        204,086.7472
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
04/30/2007 to 12/31/2007         15.565882          15.987986              0.0000
01/01/2008 to 12/31/2008         15.987986          10.044058              0.0000
01/01/2009 to 12/31/2009         10.044058          13.743308              0.0000
01/01/2010 to 12/31/2010         13.743308          18.254617              0.0000
01/01/2011 to 12/31/2011         18.254617          18.292408              0.0000
01/01/2012 to 12/31/2012         18.292408          20.922771              0.0000
01/01/2013 to 12/31/2013         20.922771          29.780120              0.0000
01/01/2014 to 12/31/2014         29.780120          31.346995              0.0000
01/01/2015 to 12/31/2015         31.346995          31.700690              0.0000
01/01/2016 to 12/31/2016         31.700690          34.878113              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A) (FORMERLY DWS VARIABLE SERIES II -
DWS SMALL CAP GROWTH VIP SUB-ACCOUNT
 (SERIES II))
01/01/2007 to 04/27/2007          9.804220          10.497292              0.0000
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.512166          15.649804         44,635.1328
01/01/2008 to 12/31/2008         15.649804           9.812323         39,934.8018
01/01/2009 to 12/31/2009          9.812323          13.394095         39,050.9400
01/01/2010 to 12/31/2010         13.394095          17.759636         33,415.7570
01/01/2011 to 12/31/2011         17.759636          17.740102         33,114.5954
01/01/2012 to 12/31/2012         17.740102          20.244507         29,657.2940
01/01/2013 to 12/31/2013         20.244507          28.738078         23,834.4772
01/01/2014 to 12/31/2014         28.738078          30.176753         21,215.6751
01/01/2015 to 12/31/2015         30.176753          30.444669         19,697.5962
01/01/2016 to 12/31/2016         30.444669          33.418511         18,591.0137
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.568259          31.705488          2,295.0427
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         18.466094          19.425752          4,237.6156
01/01/2008 to 12/31/2008         19.425752          15.607000          3,820.0258
01/01/2009 to 12/31/2009         15.607000          21.071758          3,369.1100
01/01/2010 to 12/31/2010         21.071758          23.481713          3,081.9476
01/01/2011 to 12/31/2011         23.481713          24.237222          1,232.3385
01/01/2012 to 12/31/2012         24.237222          27.010743          1,087.1944
01/01/2013 to 12/31/2013         27.010743          28.767758          1,075.7453
01/01/2014 to 12/31/2014         28.767758          29.775680          1,034.3108
01/01/2015 to 12/31/2015         29.775680          28.768061            992.6761
01/01/2016 to 04/29/2016         28.768061          29.641132              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         20.305478          20.731972         21,314.2674
01/01/2008 to 12/31/2008         20.731972          17.304856         17,207.4943
01/01/2009 to 12/31/2009         17.304856          22.472961         12,661.3200
01/01/2010 to 12/31/2010         22.472961          24.883441          9,884.7482
01/01/2011 to 12/31/2011         24.883441          25.931410         11,094.4543
01/01/2012 to 12/31/2012         25.931410          28.413824         11,461.0308
01/01/2013 to 12/31/2013         28.413824          28.208143         10,129.5021
01/01/2014 to 12/31/2014         28.208143          29.243308         10,535.1894
01/01/2015 to 12/31/2015         29.243308          28.217470          9,810.2742
01/01/2016 to 12/31/2016         28.217470          30.090112        206,291.0521
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.343828          19.243149        648,345.7027
01/01/2008 to 12/31/2008         19.243149          15.421699        510,096.0497
01/01/2009 to 12/31/2009         15.421699          20.768373        486,629.5600
01/01/2010 to 12/31/2010         20.768373          23.100413        428,787.0772
01/01/2011 to 12/31/2011         23.100413          23.760160        363,408.0986
01/01/2012 to 12/31/2012         23.760160          26.421594        324,381.2024
01/01/2013 to 12/31/2013         26.421594          28.090996        292,012.0085
01/01/2014 to 12/31/2014         28.090996          28.994604        251,190.3341
01/01/2015 to 12/31/2015         28.994604          27.927877        223,421.9125
01/01/2016 to 04/29/2016         27.927877          28.762516              0.0000
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.473087          14.880819       1,495,654.1766
01/01/2008 to 12/31/2008         14.880819           8.870125       1,234,431.6681
01/01/2009 to 12/31/2009          8.870125          11.513436       1,195,568.3200
01/01/2010 to 12/31/2010         11.513436          12.676051       1,115,707.0529
01/01/2011 to 12/31/2011         12.676051          11.959860       1,027,299.5651
01/01/2012 to 12/31/2012         11.959860          13.270583         935,096.9332
01/01/2013 to 12/31/2013         13.270583          17.447529         772,027.7312
01/01/2014 to 12/31/2014         17.447529          18.973811         645,530.0514
01/01/2015 to 12/31/2015         18.973811          19.105426         559,895.7047
01/01/2016 to 12/31/2016         19.105426          20.157035         504,086.0079
--------------------------       ---------          ---------       --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         13.912621          14.178129          36,121.6125
01/01/2008 to 12/31/2008         14.178129          10.677524          32,164.1754
01/01/2009 to 12/31/2009         10.677524          14.746539          37,667.1000
01/01/2010 to 12/31/2010         14.746539          16.620034          29,989.7769
01/01/2011 to 12/31/2011         16.620034          16.911548          28,617.1458
01/01/2012 to 12/31/2012         16.911548          19.030767          28,823.0342
01/01/2013 to 12/31/2013         19.030767          19.812604          25,692.3110
01/01/2014 to 12/31/2014         19.812604          20.159409          21,098.4511
01/01/2015 to 12/31/2015         20.159409          19.522959          17,701.3400
01/01/2016 to 12/31/2016         19.522959          21.615201          15,482.6907
--------------------------       ---------          ---------       --------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         12.295196          12.997692         109,777.0478
01/01/2008 to 12/31/2008         12.997692          12.743783         102,277.4874
01/01/2009 to 12/31/2009         12.743783          14.219242          95,295.5800
01/01/2010 to 12/31/2010         14.219242          14.741016          94,650.3432
01/01/2011 to 12/31/2011         14.741016          14.675744          78,811.2102
01/01/2012 to 12/31/2012         14.675744          15.294408          77,790.4993
01/01/2013 to 12/31/2013         15.294408          15.038802          70,814.8149
01/01/2014 to 12/31/2014         15.038802          14.933560          67,079.4309
01/01/2015 to 12/31/2015         14.933560          14.750015          64,261.6378
01/01/2016 to 12/31/2016         14.750015          14.727222          56,311.7599
--------------------------       ---------          ---------       --------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         10.274596          10.809378           2,418.9539
01/01/2008 to 12/31/2008         10.809378           6.105623           2,139.2563
01/01/2009 to 07/17/2009          6.105623           6.068471               0.0000
--------------------------       ---------          ---------       --------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.280565          12.772985               0.0000
01/01/2011 to 12/31/2011         12.772985          11.937626             198.0970
01/01/2012 to 12/31/2012         11.937626          13.722915             197.2608
01/01/2013 to 12/31/2013         13.722915          18.435675             555.5427
01/01/2014 to 12/31/2014         18.435675          20.600787             195.7128
01/01/2015 to 12/31/2015         20.600787          20.225150             194.9053
01/01/2016 to 12/31/2016         20.225150          21.465195             194.0473
--------------------------       ---------          ---------       --------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2007 to 12/31/2007         13.225713          13.517219               0.0000
01/01/2008 to 12/31/2008         13.517219           7.247051               0.0000
01/01/2009 to 12/31/2009          7.247051           9.900467               0.0000
01/01/2010 to 09/24/2010          9.900467          11.319005               0.0000

CLASS AA



                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007         17.921227          20.214957         36,880.8166
01/01/2008 to 12/31/2008         20.214957          11.857530         29,471.1785
01/01/2009 to 12/31/2009         11.857530          15.774029         19,369.0000
01/01/2010 to 12/31/2010         15.774029          17.511963         14,011.0783
01/01/2011 to 12/31/2011         17.511963          16.064605         13,543.8777
01/01/2012 to 12/31/2012         16.064605          18.254602         12,162.0005
01/01/2013 to 12/31/2013         18.254602          21.370000          9,093.5691
01/01/2014 to 12/31/2014         21.370000          21.089918          8,808.5184
01/01/2015 to 12/31/2015         21.089918          20.258610          7,479.1686
01/01/2016 to 12/31/2016         20.258610          19.837083          6,221.3862
--------------------------       ---------          ---------         -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2007 to 12/31/2007         17.697268          19.914851         53,030.3550
01/01/2008 to 12/31/2008         19.914851          11.648988         27,488.8165
01/01/2009 to 12/31/2009         11.648988          15.458740         29,294.3300
01/01/2010 to 12/31/2010         15.458740          17.123148         33,580.8300
01/01/2011 to 12/31/2011         17.123148          15.665702         28,467.8445
01/01/2012 to 12/31/2012         15.665702          17.758529         26,998.7056
01/01/2013 to 12/31/2013         17.758529          20.737577         30,257.4562
01/01/2014 to 12/31/2014         20.737577          20.416509         37,864.9199
01/01/2015 to 12/31/2015         20.416509          19.557022         38,719.0826
01/01/2016 to 12/31/2016         19.557022          19.102954         29,791.7700
--------------------------       ---------          ---------         -----------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         13.783408          14.363468          6,263.1676
01/01/2008 to 12/31/2008         14.363468          14.825033          5,500.6087
01/01/2009 to 12/31/2009         14.825033          15.760454          4,675.2700
01/01/2010 to 12/31/2010         15.760454          16.527907          4,880.6282
01/01/2011 to 12/31/2011         16.527907          17.471830          2,717.5078
01/01/2012 to 12/31/2012         17.471830          17.687054          2,525.8879
01/01/2013 to 12/31/2013         17.687054          16.868091          1,069.3763
01/01/2014 to 12/31/2014         16.868091          17.470419          1,051.5355
01/01/2015 to 12/31/2015         17.470419          17.180278            586.4849
01/01/2016 to 12/31/2016         17.180278          17.093682            222.4753
--------------------------       ---------          ---------         -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2007 to 12/31/2007         15.539467          15.478270         89,206.9095
01/01/2008 to 12/31/2008         15.478270           8.706088         59,696.4490
01/01/2009 to 12/31/2009          8.706088          11.122735         55,908.4700
01/01/2010 to 12/31/2010         11.122735          12.572917         47,180.2091
01/01/2011 to 12/31/2011         12.572917          12.448567         39,894.4089
01/01/2012 to 12/31/2012         12.448567          14.332044         50,788.7440
01/01/2013 to 12/31/2013         14.332044          18.020599         56,188.0136
01/01/2014 to 12/31/2014         18.020599          19.228759         61,525.9728
01/01/2015 to 12/31/2015         19.228759          18.112404         53,446.2924
01/01/2016 to 12/31/2016         18.112404          20.971098         48,096.5619
--------------------------       ---------          ---------         -----------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         13.996535          15.894176        307,514.3107
01/01/2008 to 12/31/2008         15.894176           9.320644        240,638.8416
01/01/2009 to 12/31/2009          9.320644          12.564228        247,392.2000
01/01/2010 to 12/31/2010         12.564228          13.397728        250,146.9904
01/01/2011 to 12/31/2011         13.397728          11.777274        200,705.6958
01/01/2012 to 12/31/2012         11.777274          13.695616        185,396.1462
01/01/2013 to 12/31/2013         13.695616          16.566096        177,717.7887
01/01/2014 to 12/31/2014         16.566096          14.480996        166,212.3351
01/01/2015 to 12/31/2015         14.480996          13.319135        165,532.6871
01/01/2016 to 12/31/2016         13.319135          14.041206        155,149.2360
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.193556          10.523925         23,150.1404
01/01/2013 to 12/31/2013         10.523925          11.505530         36,296.3676
01/01/2014 to 12/31/2014         11.505530          12.148862         38,075.9934
01/01/2015 to 12/31/2015         12.148862          12.019266         29,361.1518
01/01/2016 to 12/31/2016         12.019266          12.247718         16,662.3762
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568              0.0000
01/01/2016 to 12/31/2016          1.011568           1.014864          4,948.2984
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.035907           6.999592        262,018.3370
01/01/2009 to 12/31/2009          6.999592           8.904173        293,594.3300
01/01/2010 to 12/31/2010          8.904173           9.823637        437,715.0320
01/01/2011 to 12/31/2011          9.823637           9.457635        619,858.7223
01/01/2012 to 12/31/2012          9.457635          10.560561        527,047.5359
01/01/2013 to 12/31/2013         10.560561          12.312852        466,188.9874
01/01/2014 to 12/31/2014         12.312852          12.843992        437,931.4081
01/01/2015 to 12/31/2015         12.843992          12.544662        284,954.3788
01/01/2016 to 12/31/2016         12.544662          13.303065        273,602.2685
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.441263           6.348852        301,878.8158
01/01/2009 to 12/31/2009          6.348852           8.370726        348,859.9500
01/01/2010 to 12/31/2010          8.370726           9.343994        362,485.6331
01/01/2011 to 12/31/2011          9.343994           8.756372        392,835.4769
01/01/2012 to 12/31/2012          8.756372          10.003997        364,710.5667
01/01/2013 to 12/31/2013         10.003997          12.311051        282,300.6189
01/01/2014 to 12/31/2014         12.311051          12.883114        326,789.5242
01/01/2015 to 12/31/2015         12.883114          12.576505        281,746.2743
01/01/2016 to 12/31/2016         12.576505          13.478957        281,824.6894
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.640462           7.672156        185,062.7327
01/01/2009 to 12/31/2009          7.672156           9.312251        227,932.0100
01/01/2010 to 12/31/2010          9.312251          10.067374        281,795.4560
01/01/2011 to 12/31/2011         10.067374           9.921913        303,799.5328
01/01/2012 to 12/31/2012          9.921913          10.816479        310,701.3148
01/01/2013 to 12/31/2013         10.816479          12.078006        130,408.4905
01/01/2014 to 12/31/2014         12.078006          12.604410        120,193.7737
01/01/2015 to 12/31/2015         12.604410          12.308127        100,673.4690
01/01/2016 to 12/31/2016         12.308127          12.955773         99,361.9973
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758           50,000.7473
01/01/2013 to 12/31/2013         11.511758          10.939356           48,950.7582
01/01/2014 to 12/31/2014         10.939356          11.190495           39,458.9681
01/01/2015 to 12/31/2015         11.190495           9.953575           30,963.8497
01/01/2016 to 12/31/2016          9.953575          10.668050           29,444.4631
--------------------------       ---------          ---------           -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082           40,627.4999
01/01/2013 to 12/31/2013         10.254082          11.126036           98,345.1228
01/01/2014 to 12/31/2014         11.126036          11.591394           97,126.7225
01/01/2015 to 12/31/2015         11.591394          11.389303           87,315.7295
01/01/2016 to 12/31/2016         11.389303          11.699377           83,224.0683
--------------------------       ---------          ---------           -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.322711          16.152793          318,515.9311
01/01/2008 to 12/31/2008         16.152793           9.266596          283,983.2311
01/01/2009 to 12/31/2009          9.266596          12.280998          264,500.0400
01/01/2010 to 12/31/2010         12.280998          14.025858          235,103.1539
01/01/2011 to 12/31/2011         14.025858          13.026028          215,937.4181
01/01/2012 to 12/31/2012         13.026028          16.141583          204,531.3882
01/01/2013 to 12/31/2013         16.141583          16.440377          185,105.4259
01/01/2014 to 12/31/2014         16.440377          18.316874          172,852.7576
01/01/2015 to 12/31/2015         18.316874          17.764593          156,830.1865
01/01/2016 to 12/31/2016         17.764593          17.626625          143,654.5400
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          7.678353           7.723216        1,432,771.5576
01/01/2008 to 12/31/2008          7.723216           4.629841        1,260,423.9006
01/01/2009 to 12/31/2009          4.629841           6.055174        1,124,474.5500
01/01/2010 to 12/31/2010          6.055174           7.372926          962,269.7439
01/01/2011 to 12/31/2011          7.372926           7.488041          959,691.6583
01/01/2012 to 12/31/2012          7.488041           8.727953          829,658.2845
01/01/2013 to 12/31/2013          8.727953          12.500172          705,742.6383
01/01/2014 to 12/31/2014         12.500172          14.618625          624,157.2520
01/01/2015 to 12/31/2015         14.618625          13.798955          562,161.4499
01/01/2016 to 12/31/2016         13.798955          13.936968          522,921.7527
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.135542          10.305387          214,294.0251
01/01/2008 to 12/31/2008         10.305387           4.600138          213,641.6730
01/01/2009 to 12/31/2009          4.600138           6.242944          197,464.6700
01/01/2010 to 12/31/2010          6.242944           6.591246          197,210.7906
01/01/2011 to 04/29/2011          6.591246           7.002829                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190          669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221          504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609          425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766          332,709.3010
01/01/2016 to 12/31/2016          1.025766           1.127200          433,994.3783
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.939126          11.450048        396,995.8450
01/01/2008 to 12/31/2008         11.450048           7.217589        344,939.7706
01/01/2009 to 12/31/2009          7.217589           8.987134        353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246        335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209        308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433        247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396        261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078        233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128        211,879.3213
01/01/2016 to 12/31/2016         15.197128          17.534217        195,248.3299
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         27.616698          27.406091         59,908.4972
01/01/2008 to 12/31/2008         27.406091          16.535340         50,553.2354
01/01/2009 to 12/31/2009         16.535340          20.633495         49,173.8200
01/01/2010 to 12/31/2010         20.633495          25.541466         42,359.7678
01/01/2011 to 12/31/2011         25.541466          24.254762         36,917.9096
01/01/2012 to 12/31/2012         24.254762          27.433033         35,246.4689
01/01/2013 to 12/31/2013         27.433033          35.248506         31,234.9308
01/01/2014 to 12/31/2014         35.248506          38.124224         29,147.0390
01/01/2015 to 12/31/2015         38.124224          34.216595         26,204.8429
01/01/2016 to 12/31/2016         34.216595          38.967200         23,429.1315
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         27.558940          27.268055        637,582.4729
01/01/2008 to 12/31/2008         27.268055          16.420585        538,320.0572
01/01/2009 to 12/31/2009         16.420585          20.437665        503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389        433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232        376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694        331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396        282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435        247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015        226,914.5606
01/01/2016 to 12/31/2016         33.375015          37.918704        212,644.4732
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.448465          15.784081        623,331.2147
01/01/2008 to 12/31/2008         15.784081           9.512270        522,091.2710
01/01/2009 to 12/31/2009          9.512270          12.520996        494,629.7400
01/01/2010 to 12/31/2010         12.520996          15.540993        430,112.0260
01/01/2011 to 12/31/2011         15.540993          15.121905        381,242.4072
01/01/2012 to 12/31/2012         15.121905          17.584715        319,962.5374
01/01/2013 to 12/31/2013         17.584715          24.246340        283,830.4420
01/01/2014 to 12/31/2014         24.246340          25.736259        263,370.8828
01/01/2015 to 12/31/2015         25.736259          24.882250        235,110.7350
01/01/2016 to 12/31/2016         24.882250          27.273716        221,698.5390
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233        253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363        340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158        373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044        364,349.3775
01/01/2016 to 12/31/2016          1.195044           1.209612        270,311.4234
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987741           9.750493          100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875           99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344          129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968          132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273          191,841.6085
01/01/2016 to 12/31/2016          9.680273           9.820221          161,330.0475
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.744779           7.642126        1,877,780.8910
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
01/01/2016 to 12/31/2016         15.434431          16.544930          867,799.5647
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 01/01/2007         10.310734          10.310734          619,084.2645
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.976006          10.421339           59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002          112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725          123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444          194,041.3172
01/01/2016 to 12/31/2016         11.928444          12.714734          163,790.0448
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733          129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859          137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638          480,043.6599
01/01/2016 to 12/31/2016          1.175638           1.206835           63,522.7118
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         19.925290          19.049914            5,605.2946
01/01/2008 to 12/31/2008         19.049914          13.174208            2,549.2727
01/01/2009 to 12/31/2009         13.174208          16.433678              958.7000
01/01/2010 to 12/31/2010         16.433678          19.421587              968.3948
01/01/2011 to 12/31/2011         19.421587          17.442776              957.9818
01/01/2012 to 12/31/2012         17.442776          20.291332              967.7296
01/01/2013 to 12/31/2013         20.291332          26.508691              242.5867
01/01/2014 to 12/31/2014         26.508691          26.587141              254.8198
01/01/2015 to 12/31/2015         26.587141          24.790691              252.0014
01/01/2016 to 12/31/2016         24.790691          32.080240              215.9295
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.983664          17.153385          554,229.9754
01/01/2008 to 12/31/2008         17.153385          11.840161          453,622.6730
01/01/2009 to 12/31/2009         11.840161          14.726955          437,967.3100
01/01/2010 to 12/31/2010         14.726955          17.368472          409,640.4970
01/01/2011 to 12/31/2011         17.368472          15.549747          357,783.6433
01/01/2012 to 12/31/2012         15.549747          18.044960          288,839.3804
01/01/2013 to 12/31/2013         18.044960          23.509085          255,435.4932
01/01/2014 to 12/31/2014         23.509085          23.521029          222,151.9762
01/01/2015 to 12/31/2015         23.521029          21.884772          203,065.6229
01/01/2016 to 12/31/2016         21.884772          28.254984          186,380.5809
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.426056           6.148147          299,044.2081
01/01/2009 to 12/31/2009          6.148147          10.217171          519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597          536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069          323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652          288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041          274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536          275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047          266,437.2249
01/01/2016 to 12/31/2016          8.467047           9.286443          242,083.8969
--------------------------       ---------          ---------          ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
 (CLASS 2))
01/01/2007 to 12/31/2007         19.944302          25.262878          192,494.2104
01/01/2008 to 04/25/2008         25.262878          22.978574                0.0000
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         16.000859          17.878636            3,667.9659
01/01/2008 to 12/31/2008         17.878636          10.154203              790.5610
01/01/2009 to 12/31/2009         10.154203          13.177333              767.3300
01/01/2010 to 12/31/2010         13.177333          14.472429              561.3400
01/01/2011 to 12/31/2011         14.472429          12.750029              567.7788
01/01/2012 to 12/31/2012         12.750029          14.668744              602.7540
01/01/2013 to 12/31/2013         14.668744          17.253741              603.7106
01/01/2014 to 12/31/2014         17.253741          15.828216              599.1843
01/01/2015 to 12/31/2015         15.828216          15.336170              600.7178
01/01/2016 to 12/31/2016         15.336170          14.983777              596.1577
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.829203          17.646923        1,169,698.7894
01/01/2008 to 12/31/2008         17.646923          10.008772          996,440.7431
01/01/2009 to 12/31/2009         10.008772          12.959129          923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054          879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782          811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294          687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371          610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104          578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468          518,716.6335
01/01/2016 to 12/31/2016         14.876468          14.504927          482,548.3651
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.596585          12.869538          259,720.8437
01/01/2008 to 12/31/2008         12.869538           6.740158          216,898.3079
01/01/2009 to 12/31/2009          6.740158          10.426948          204,011.0200
01/01/2010 to 12/31/2010         10.426948          13.547381          226,159.9724
01/01/2011 to 12/31/2011         13.547381          12.403682          192,479.8321
01/01/2012 to 12/31/2012         12.403682          13.332013          172,098.7118
01/01/2013 to 12/31/2013         13.332013          18.231471          154,467.2395
01/01/2014 to 12/31/2014         18.231471          18.114972          135,975.3189
01/01/2015 to 12/31/2015         18.114972          16.923516          124,559.8235
01/01/2016 to 12/31/2016         16.923516          15.238206          119,413.0994
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188                0.0000
01/01/2016 to 12/31/2016          0.961188           1.050626           51,980.2756
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.384722          13.102425       2,253,473.7136
01/01/2008 to 12/31/2008         13.102425          12.940264       2,302,653.2914
01/01/2009 to 12/31/2009         12.940264          15.023346       1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943       1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440       1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855       1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055       1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364       1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101       1,139,096.3594
01/01/2016 to 12/31/2016         16.958101          17.115911       1,047,793.8203
--------------------------       ---------          ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE CLASS))
01/01/2007 to 12/31/2007         13.505156          14.446339         243,062.7124
01/01/2008 to 12/31/2008         14.446339          14.890614         149,351.8435
01/01/2009 to 05/01/2009         14.890614          15.382678               0.0000
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314           4,955.6568
01/01/2013 to 12/31/2013         10.893314          10.230778           3,513.9544
01/01/2014 to 12/31/2014         10.230778          10.823809           3,495.1243
01/01/2015 to 12/31/2015         10.823809          10.692470           4,064.0709
01/01/2016 to 12/31/2016         10.692470          10.656040           3,732.9291
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215398          10.734370          21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089          32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169          47,549.7013
01/01/2016 to 12/31/2016         11.142169          11.460248          26,146.1179
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315         298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916         156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934         150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322         136,253.4070
01/01/2016 to 12/31/2016          1.193322           1.240150         118,794.2418
--------------------------       ---------          ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.126248          11.534018         516,594.7209
01/01/2008 to 12/31/2008         11.534018           8.501714         544,323.5877
01/01/2009 to 12/31/2009          8.501714          10.443805         516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272         560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321         522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967         482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010         467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639         406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895         353,688.4821
01/01/2016 to 12/31/2016         14.183895          14.758774         321,305.6326
--------------------------       ---------          ---------       --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         11.380262          11.821958          212,240.7929
01/01/2008 to 12/31/2008         11.821958           7.794369          186,950.0474
01/01/2009 to 12/31/2009          7.794369           9.897797          178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919          177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652          153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646          145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551          142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355          138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571          131,576.0840
01/01/2016 to 12/31/2016         14.003571          14.722029          118,592.7938
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         54.926993          56.191616          131,311.4828
01/01/2008 to 12/31/2008         56.191616          35.265632          108,537.9079
01/01/2009 to 12/31/2009         35.265632          41.166141          102,178.2400
01/01/2010 to 12/31/2010         41.166141          47.509158           92,859.0254
01/01/2011 to 12/31/2011         47.509158          44.972368           81,906.1511
01/01/2012 to 12/31/2012         44.972368          52.315042           73,267.2927
01/01/2013 to 12/31/2013         52.315042          69.001742           61,927.3592
01/01/2014 to 12/31/2014         69.001742          77.080006           57,354.4721
01/01/2015 to 12/31/2015         77.080006          73.307050           50,484.2551
01/01/2016 to 12/31/2016         73.307050          83.791628           44,255.8066
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.863563          56.989263        1,028,082.7548
01/01/2008 to 12/31/2008         56.989263          35.688706          874,903.2880
01/01/2009 to 12/31/2009         35.688706          41.561455          782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303          706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832          618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371          547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868          468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157          420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627          373,849.2811
01/01/2016 to 12/31/2016         72.884627          83.122416          335,978.8179
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.427259          13.332933           35,811.4851
01/01/2008 to 12/31/2008         13.332933           8.039124           39,496.6097
01/01/2009 to 12/31/2009          8.039124          10.264969           31,285.0300
01/01/2010 to 04/30/2010         10.264969          10.957935                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007          8.436668           9.779413          252,933.1013
01/01/2008 to 12/31/2008          9.779413           5.807257          203,697.7265
01/01/2009 to 12/31/2009          5.807257           8.331240          180,801.6200
01/01/2010 to 12/31/2010          8.331240          10.495637          153,989.1572
01/01/2011 to 12/31/2011         10.495637          10.179898          133,379.7981
01/01/2012 to 12/31/2012         10.179898          11.407135          122,650.1921
01/01/2013 to 12/31/2013         11.407135          15.367744          107,608.4321
01/01/2014 to 12/31/2014         15.367744          17.087623           98,692.1323
01/01/2015 to 12/31/2015         17.087623          17.963617           78,225.1723
01/01/2016 to 12/31/2016         17.963617          18.821345           70,050.2120
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.299611           9.602874       1,137,931.2798
01/01/2008 to 12/31/2008          9.602874           5.690788         981,243.9270
01/01/2009 to 12/31/2009          5.690788           8.143047         927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279         837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490         733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337         658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995         606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394         542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874         505,163.8054
01/01/2016 to 12/31/2016         17.299874          18.074487         466,167.9028
--------------------------       ---------          ---------       --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.338940          20.936031          35,723.1353
01/01/2008 to 12/31/2008         20.936031          11.481951          33,675.4969
01/01/2009 to 12/31/2009         11.481951          13.765846          44,030.8400
01/01/2010 to 12/31/2010         13.765846          14.469721          40,591.6019
01/01/2011 to 12/31/2011         14.469721          11.367781          41,896.5184
01/01/2012 to 12/31/2012         11.367781          13.346288          39,155.2083
01/01/2013 to 12/31/2013         13.346288          15.115190          61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740          56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798          55,883.9822
01/01/2016 to 12/31/2016         13.828798          14.289529          46,355.1907
--------------------------       ---------          ---------       --------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         43.772618          45.645270          36,456.1555
01/01/2008 to 12/31/2008         45.645270          43.250853          29,661.1502
01/01/2009 to 12/31/2009         43.250853          46.450072          32,262.9300
01/01/2010 to 12/31/2010         46.450072          49.376805          35,378.6806
01/01/2011 to 12/31/2011         49.376805          51.632937          32,925.3476
01/01/2012 to 12/31/2012         51.632937          54.481531          31,458.1362
01/01/2013 to 12/31/2013         54.481531          53.049924          30,186.1530
01/01/2014 to 12/31/2014         53.049924          55.735312          32,459.0448
01/01/2015 to 12/31/2015         55.735312          55.010026          34,710.0384
01/01/2016 to 12/31/2016         55.010026          55.660314          37,317.0778
--------------------------       ---------          ---------       --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.705852          10.960381          55,634.4600
01/01/2010 to 12/31/2010         10.960381          12.917949          54,656.9177
01/01/2011 to 12/31/2011         12.917949          11.570182          44,822.6028
01/01/2012 to 12/31/2012         11.570182          13.015476          41,808.4431
01/01/2013 to 12/31/2013         13.015476          17.183484          29,276.8822
01/01/2014 to 12/31/2014         17.183484          18.406213          27,631.3870
01/01/2015 to 12/31/2015         18.406213          19.241812          27,571.9499
01/01/2016 to 12/31/2016         19.241812          18.943067          25,941.2792
--------------------------       ---------          ---------       --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2007 to 12/31/2007         14.361373          15.808790          80,909.9467
01/01/2008 to 12/31/2008         15.808790           8.918631          57,985.6124
01/01/2009 to 05/01/2009          8.918631           8.475329               0.0000
--------------------------       ---------          ---------       --------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         14.869055          15.514252          11,524.1754
01/01/2008 to 12/31/2008         15.514252           8.740830           8,953.9659
01/01/2009 to 05/01/2009          8.740830           8.301682               0.0000
--------------------------       ---------          ---------       --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL
APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2007 to 04/27/2007         12.285730          13.092370                0.0000
--------------------------       ---------          ---------                ------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.230456          10.546583        1,101,164.9748
01/01/2008 to 12/31/2008         10.546583          10.643155        2,065,900.1899
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
01/01/2016 to 12/31/2016          9.505751           9.360674          373,780.6395
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.724679          12.845133          619,641.8715
01/01/2008 to 12/31/2008         12.845133           8.016809          518,219.3982
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
01/01/2016 to 12/31/2016         21.120038          20.747453          474,013.6143
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.025889          10.145899        1,461,057.7979
01/01/2008 to 12/31/2008         10.145899           5.394779        1,270,776.6208
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.712919          10.991307          111,440.0886
01/01/2008 to 12/31/2008         10.991307           6.344902           98,039.8458
01/01/2009 to 12/31/2009          6.344902           8.093167           99,092.4000
01/01/2010 to 12/31/2010          8.093167          10.456325           86,541.6251
01/01/2011 to 12/31/2011         10.456325          10.567916           72,171.0379
01/01/2012 to 12/31/2012         10.567916          11.526436           64,952.5098
01/01/2013 to 12/31/2013         11.526436          16.823153           59,231.6614
01/01/2014 to 12/31/2014         16.823153          16.702489           51,786.9038
01/01/2015 to 12/31/2015         16.702489          16.663624           46,596.3870
01/01/2016 to 12/31/2016         16.663624          17.382125           40,719.3692
--------------------------       ---------          ---------        --------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.422921          13.251701                0.0000
--------------------------       ---------          ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         22.197264          22.555955          149,925.2762
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         12.896490          15.784564          219,658.7200
01/01/2010 to 12/31/2010         15.784564          17.999926          193,556.9963
01/01/2011 to 12/31/2011         17.999926          16.843308          179,021.9674
01/01/2012 to 12/31/2012         16.843308          18.285402          168,066.6978
01/01/2013 to 12/31/2013         18.285402          23.870178          154,882.1120
01/01/2014 to 12/31/2014         23.870178          26.046242          145,909.0723
01/01/2015 to 12/31/2015         26.046242          25.555785          136,590.1299
01/01/2016 to 04/29/2016         25.555785          25.694247                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
 (SERVICE CLASS))
01/01/2007 to 04/27/2007         12.240458          12.938045                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.683378          12.434415          656,291.1625
01/01/2008 to 12/31/2008         12.434415           7.288546          568,911.4393
01/01/2009 to 05/01/2009          7.288546           7.200696                0.0000
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
01/01/2016 to 12/31/2016         13.576085          13.958866           39,243.4680
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
01/01/2016 to 12/31/2016         14.208099          14.826400        2,011,535.3775
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.099798          11.563424          812,162.4307
01/01/2008 to 12/31/2008         11.563424           9.024871        1,089,549.2684
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.543319          12.058129        2,371,941.0372
01/01/2008 to 12/31/2008         12.058129           8.726651        2,408,636.9381
01/01/2009 to 12/31/2009          8.726651          10.823073        2,375,970.5400
01/01/2010 to 12/31/2010         10.823073          11.966086        2,284,647.5834
01/01/2011 to 12/31/2011         11.966086          11.756922        2,225,206.7572
01/01/2012 to 12/31/2012         11.756922          12.996773        2,054,478.6658
01/01/2013 to 12/31/2013         12.996773          14.602732        1,995,052.8777
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.631519          15.129302        4,250,427.4195
01/01/2015 to 12/31/2015         15.129302          14.693033        3,771,324.8753
01/01/2016 to 12/31/2016         14.693033          15.479490        3,390,776.3398
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.196803          10.672997        3,077,273.9544
01/01/2008 to 11/07/2008         10.672997           7.330569                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.383091           8.329388        7,247,411.5696
01/01/2009 to 12/31/2009          8.329388          10.514679        6,968,832.9000
01/01/2010 to 12/31/2010         10.514679          11.747788        6,787,554.0376
01/01/2011 to 12/31/2011         11.747788          11.359161        5,911,435.3614
01/01/2012 to 12/31/2012         11.359161          12.728775        5,356,591.1512
01/01/2013 to 12/31/2013         12.728775          14.951838        4,685,909.5109
01/01/2014 to 04/25/2014         14.951838          14.961059                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.605151          15.189172        3,750,437.9274
01/01/2015 to 12/31/2015         15.189172          14.687175        3,395,824.1340
01/01/2016 to 12/31/2016         14.687175          15.622911        3,125,736.8883
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.233081          10.864272        2,413,971.1083
01/01/2008 to 11/07/2008         10.864272           6.920561                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.089458           8.003254        6,222,133.4460
01/01/2009 to 12/31/2009          8.003254          10.241709        5,752,331.4200
01/01/2010 to 12/31/2010         10.241709          11.634653        5,279,473.7401
01/01/2011 to 12/31/2011         11.634653          11.001334        4,778,559.5779
01/01/2012 to 12/31/2012         11.001334          12.521385        4,354,971.7371
01/01/2013 to 12/31/2013         12.521385          15.508286        3,988,892.2947
01/01/2014 to 04/25/2014         15.508286          15.433457                0.0000
--------------------------       ---------          ---------        --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.121585          13.550452          357,212.0648
01/01/2008 to 12/31/2008         13.550452           8.363648          320,006.3980
01/01/2009 to 12/31/2009          8.363648          10.361283          308,103.0700
01/01/2010 to 12/31/2010         10.361283          11.670983          289,250.9270
01/01/2011 to 12/31/2011         11.670983          11.670447          267,489.2266
01/01/2012 to 12/31/2012         11.670447          13.252153          277,518.4338
01/01/2013 to 12/31/2013         13.252153          17.170817          257,283.8514
01/01/2014 to 12/31/2014         17.170817          19.106012          230,239.7692
01/01/2015 to 12/31/2015         19.106012          18.968784          218,551.8036
01/01/2016 to 12/31/2016         18.968784          20.786347          183,377.4909
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         20.984296          19.877108         16,536.7039
01/01/2008 to 12/31/2008         19.877108          12.012838         27,608.9224
01/01/2009 to 12/31/2009         12.012838          13.332755         13,333.3300
01/01/2010 to 12/31/2010         13.332755          15.913589         14,994.4197
01/01/2011 to 12/31/2011         15.913589          16.515701         10,739.4600
01/01/2012 to 12/31/2012         16.515701          17.828371         10,135.7902
01/01/2013 to 12/31/2013         17.828371          24.233785        131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563        114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470        104,979.9085
01/01/2016 to 12/31/2016         23.465470          27.327174         97,371.7443
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         19.731732          21.433748              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.432213          15.440795        309,684.9867
01/01/2008 to 12/31/2008         15.440795           9.370413        281,593.7550
01/01/2009 to 12/31/2009          9.370413          12.605418        255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624        215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208        200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643        164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.839295          14.863686        481,785.6339
01/01/2008 to 12/31/2008         14.863686           8.479334        410,606.5430
01/01/2009 to 12/31/2009          8.479334          11.930121        343,575.8300
01/01/2010 to 12/31/2010         11.930121          13.699866        312,262.8290
01/01/2011 to 12/31/2011         13.699866          13.296195        285,112.2405
01/01/2012 to 12/31/2012         13.296195          15.519702        240,117.6370
01/01/2013 to 12/31/2013         15.519702          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
01/01/2016 to 12/31/2016         24.650367          24.618384        219,760.4393
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
04/30/2007 to 12/31/2007         15.408395          15.815606          1,886.9703
01/01/2008 to 12/31/2008         15.815606           9.925778          1,881.7418
01/01/2009 to 12/31/2009          9.925778          13.567889          1,878.8000
01/01/2010 to 12/31/2010         13.567889          18.003627          1,849.0639
01/01/2011 to 12/31/2011         18.003627          18.022898          1,837.5920
01/01/2012 to 12/31/2012         18.022898          20.593797          1,810.7788
01/01/2013 to 12/31/2013         20.593797          29.282616          1,125.8094
01/01/2014 to 12/31/2014         29.282616          30.792501          1,121.9511
01/01/2015 to 12/31/2015         30.792501          31.108806          1,118.1325
01/01/2016 to 12/31/2016         31.108806          34.192695          1,113.7700
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A) (FORMERLY DWS VARIABLE SERIES II -
DWS SMALL CAP GROWTH VIP SUB-ACCOUNT
 (SERIES II))
01/01/2007 to 04/27/2007          9.748334          10.434056              0.0000
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.370140          15.481068           43,212.6297
01/01/2008 to 12/31/2008         15.481068           9.696770           32,402.9397
01/01/2009 to 12/31/2009          9.696770          13.223132           32,216.5000
01/01/2010 to 12/31/2010         13.223132          17.515450           46,391.1798
01/01/2011 to 12/31/2011         17.515450          17.478727           43,421.3853
01/01/2012 to 12/31/2012         17.478727          19.926195           39,368.8228
01/01/2013 to 12/31/2013         19.926195          28.257977           37,227.9924
01/01/2014 to 12/31/2014         28.257977          29.642954           32,612.5818
01/01/2015 to 12/31/2015         29.642954          29.876231           33,425.5868
01/01/2016 to 12/31/2016         29.876231          32.761771           36,566.5055
--------------------------       ---------          ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.917596          31.010056            9,246.4929
--------------------------       ---------          ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         18.270268          19.200437           19,911.6651
01/01/2008 to 12/31/2008         19.200437          15.410505           13,362.8786
01/01/2009 to 12/31/2009         15.410505          20.785684           11,310.6300
01/01/2010 to 12/31/2010         20.785684          23.139782            9,363.8038
01/01/2011 to 12/31/2011         23.139782          23.860480            9,263.6296
01/01/2012 to 12/31/2012         23.860480          26.564177            8,685.1997
01/01/2013 to 12/31/2013         26.564177          28.263867            8,588.0626
01/01/2014 to 12/31/2014         28.263867          29.224896            8,467.0881
01/01/2015 to 12/31/2015         29.224896          28.207683            8,086.0582
01/01/2016 to 04/29/2016         28.207683          29.054194                0.0000
--------------------------       ---------          ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         20.059883          20.460637           33,844.4100
01/01/2008 to 12/31/2008         20.460637          17.061250           26,564.4977
01/01/2009 to 12/31/2009         17.061250          22.134480           24,385.9400
01/01/2010 to 12/31/2010         22.134480          24.484167           12,910.3383
01/01/2011 to 12/31/2011         24.484167          25.489891           13,051.1363
01/01/2012 to 12/31/2012         25.489891          27.901978           12,552.5897
01/01/2013 to 12/31/2013         27.901978          27.672311           13,106.1269
01/01/2014 to 12/31/2014         27.672311          28.659139           13,542.6856
01/01/2015 to 12/31/2015         28.659139          27.626144           16,941.9156
01/01/2016 to 12/31/2016         27.626144          29.430103          388,707.5751
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.238141          19.113056        1,099,384.7378
01/01/2008 to 12/31/2008         19.113056          15.302076          875,259.1147
01/01/2009 to 12/31/2009         15.302076          20.586701          788,356.3700
01/01/2010 to 12/31/2010         20.586701          22.875466          714,241.2804
01/01/2011 to 12/31/2011         22.875466          23.505333          631,248.8694
01/01/2012 to 12/31/2012         23.505333          26.111964          576,708.8517
01/01/2013 to 12/31/2013         26.111964          27.734056          500,702.0517
01/01/2014 to 12/31/2014         27.734056          28.597570          459,829.4242
01/01/2015 to 12/31/2015         28.597570          27.517908          411,473.2304
01/01/2016 to 04/29/2016         27.517908          28.330980                0.0000
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.389697          14.780208       2,577,501.1009
01/01/2008 to 12/31/2008         14.780208           8.801293       2,282,848.3988
01/01/2009 to 12/31/2009          8.801293          11.412672       2,101,442.5000
01/01/2010 to 12/31/2010         11.412672          12.552562       1,916,652.6289
01/01/2011 to 12/31/2011         12.552562          11.831530       1,730,378.7213
01/01/2012 to 12/31/2012         11.831530          13.115000       1,475,057.6244
01/01/2013 to 12/31/2013         13.115000          17.225755       1,299,516.7289
01/01/2014 to 12/31/2014         17.225755          18.713913       1,119,764.9789
01/01/2015 to 12/31/2015         18.713913          18.824888       1,002,875.6599
01/01/2016 to 12/31/2016         18.824888          19.841206         896,014.0225
--------------------------       ---------          ---------       --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         13.833228          14.083053          59,537.6737
01/01/2008 to 12/31/2008         14.083053          10.595283          50,591.5852
01/01/2009 to 12/31/2009         10.595283          14.618345          53,085.5300
01/01/2010 to 12/31/2010         14.618345          16.459094          65,007.0651
01/01/2011 to 12/31/2011         16.459094          16.731085          46,420.9273
01/01/2012 to 12/31/2012         16.731085          18.808774          48,318.3687
01/01/2013 to 12/31/2013         18.808774          19.561919          32,663.3438
01/01/2014 to 12/31/2014         19.561919          19.884440          24,688.3948
01/01/2015 to 12/31/2015         19.884440          19.237415          27,606.7635
01/01/2016 to 12/31/2016         19.237415          21.277770          22,996.6777
--------------------------       ---------          ---------       --------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         12.225028          12.910528          74,654.0026
01/01/2008 to 12/31/2008         12.910528          12.645635          69,826.3876
01/01/2009 to 12/31/2009         12.645635          14.095632         159,588.9700
01/01/2010 to 12/31/2010         14.095632          14.598266         176,379.8066
01/01/2011 to 12/31/2011         14.598266          14.519137         141,459.0490
01/01/2012 to 12/31/2012         14.519137          15.115992         149,294.4234
01/01/2013 to 12/31/2013         15.115992          14.848510          93,874.6657
01/01/2014 to 12/31/2014         14.848510          14.729860          85,115.3165
01/01/2015 to 12/31/2015         14.729860          14.534274          99,096.7918
01/01/2016 to 12/31/2016         14.534274          14.497307          85,323.2309
--------------------------       ---------          ---------       --------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         10.215956          10.736884          18,432.2007
01/01/2008 to 12/31/2008         10.736884           6.058581          14,225.0516
01/01/2009 to 07/17/2009          6.058581           6.018442               0.0000
--------------------------       ---------          ---------       --------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.174176          12.649231           3,457.0728
01/01/2011 to 12/31/2011         12.649231          11.810168           3,074.5142
01/01/2012 to 12/31/2012         11.810168          13.562758           2,974.5545
01/01/2013 to 12/31/2013         13.562758          18.202318           3,088.5450
01/01/2014 to 12/31/2014         18.202318          20.319694             699.3811
01/01/2015 to 12/31/2015         20.319694          19.929235             688.4323
01/01/2016 to 12/31/2016         19.929235          21.129996             676.2525
--------------------------       ---------          ---------       --------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2007 to 12/31/2007         13.150210          13.426542           5,062.0546
01/01/2008 to 12/31/2008         13.426542           7.191196           4,142.9182
01/01/2009 to 12/31/2009          7.191196           9.814337           3,066.5500
01/01/2010 to 09/24/2010          9.814337          11.212345               0.0000

CLASS AA



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2007 to 12/31/2007         25.110974          28.229144          4,272.4482
01/01/2008 to 12/31/2008         28.229144          16.495759          2,418.6140
01/01/2009 to 12/31/2009         16.495759          21.868752          2,213.1400
01/01/2010 to 12/31/2010         21.868752          24.199124          2,230.4325
01/01/2011 to 12/31/2011         24.199124          22.117299          2,282.6826
01/01/2012 to 12/31/2012         22.117299          25.046830          2,480.2585
01/01/2013 to 12/31/2013         25.046830          29.219290          2,131.6700
01/01/2014 to 12/31/2014         29.219290          28.738140          2,146.8063
01/01/2015 to 12/31/2015         28.738140          27.500797          2,228.6070
01/01/2016 to 12/31/2016         27.500797          26.835438          3,924.9678
--------------------------       ---------          ---------          ----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2007 to 12/31/2007         60.088685          59.791878            180.8673
01/01/2008 to 12/31/2008         59.791878          33.597410            171.9041
01/01/2009 to 12/31/2009         33.597410          42.880498            159.8100
01/01/2010 to 12/31/2010         42.880498          48.422852            247.8629
01/01/2011 to 12/31/2011         48.422852          47.896096            238.1913
01/01/2012 to 12/31/2012         47.896096          55.087416            228.7981
01/01/2013 to 12/31/2013         55.087416          69.195756            220.2210
01/01/2014 to 12/31/2014         69.195756          73.761058            193.9828
01/01/2015 to 12/31/2015         73.761058          69.409270            186.3766
01/01/2016 to 12/31/2016         69.409270          80.283880            178.6449
--------------------------       ---------          ---------          ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         32.161659          36.485419          5,032.3614
01/01/2008 to 12/31/2008         36.485419          21.374242          3,552.9511
01/01/2009 to 12/31/2009         21.374242          28.783681          4,012.5400
01/01/2010 to 12/31/2010         28.783681          30.662514          3,458.8037
01/01/2011 to 12/31/2011         30.662514          26.926963          3,534.7628
01/01/2012 to 12/31/2012         26.926963          31.281508          2,640.2397
01/01/2013 to 12/31/2013         31.281508          37.800041          2,369.8677
01/01/2014 to 12/31/2014         37.800041          33.009258          2,402.6270
01/01/2015 to 12/31/2015         33.009258          30.330431          1,736.6849
01/01/2016 to 12/31/2016         30.330431          31.942774          1,722.9849
--------------------------       ---------          ---------          ----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.183282          10.506265         31,029.1224
01/01/2013 to 12/31/2013         10.506265          11.474744         36,091.9456
01/01/2014 to 12/31/2014         11.474744          12.104244         44,076.9478
01/01/2015 to 12/31/2015         12.104244          11.963151         42,618.7098
01/01/2016 to 12/31/2016         11.963151          12.178353         45,081.2802
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996802           1.037898         17,424.8035
01/01/2015 to 12/31/2015          1.037898           1.009859        150,895.3429
01/01/2016 to 12/31/2016          1.009859           1.012137        122,232.0642
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.032040           6.994767          667,228.4700
01/01/2009 to 12/31/2009          6.994767           8.889143        1,154,563.1900
01/01/2010 to 12/31/2010          8.889143           9.797260        1,295,316.1893
01/01/2011 to 12/31/2011          9.797260           9.422832        1,005,057.3599
01/01/2012 to 12/31/2012          9.422832          10.511129          953,918.5500
01/01/2013 to 12/31/2013         10.511129          12.242973          901,954.2521
01/01/2014 to 12/31/2014         12.242973          12.758332          899,395.7867
01/01/2015 to 12/31/2015         12.758332          12.448539          818,618.2859
01/01/2016 to 12/31/2016         12.448539          13.187937          728,633.3312
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.437720           6.344471        1,190,292.0731
01/01/2009 to 12/31/2009          6.344471           8.356591        1,867,799.3600
01/01/2010 to 12/31/2010          8.356591           9.318900        1,776,916.6631
01/01/2011 to 12/31/2011          9.318900           8.724143        1,712,550.8998
01/01/2012 to 12/31/2012          8.724143           9.957163        1,744,580.8279
01/01/2013 to 12/31/2013          9.957163          12.241176        1,674,526.9680
01/01/2014 to 12/31/2014         12.241176          12.797185        1,661,958.7401
01/01/2015 to 12/31/2015         12.797185          12.480129        1,403,379.5795
01/01/2016 to 12/31/2016         12.480129          13.362298        1,252,751.7435
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.636267           7.666872          491,992.6105
01/01/2009 to 12/31/2009          7.666872           9.296538          554,818.2400
01/01/2010 to 12/31/2010          9.296538          10.040347          638,957.9001
01/01/2011 to 12/31/2011         10.040347           9.885409          880,141.5031
01/01/2012 to 12/31/2012          9.885409          10.765856          691,926.6017
01/01/2013 to 12/31/2013         10.765856          12.009466          650,243.2326
01/01/2014 to 12/31/2014         12.009466          12.520354          730,545.9736
01/01/2015 to 12/31/2015         12.520354          12.213823          553,955.6998
01/01/2016 to 12/31/2016         12.213823          12.843658          511,612.8238
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.113091          11.492134           71,701.8372
01/01/2013 to 12/31/2013         11.492134          10.909788           95,116.5795
01/01/2014 to 12/31/2014         10.909788          11.149090           43,316.9079
01/01/2015 to 12/31/2015         11.149090           9.906825           38,874.1829
01/01/2016 to 12/31/2016          9.906825          10.607334           36,536.7473
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873           71,453.8968
01/01/2013 to 12/31/2013         10.236873          11.096263          115,584.2918
01/01/2014 to 12/31/2014         11.096263          11.548820           88,643.3037
01/01/2015 to 12/31/2015         11.548820          11.336124          114,076.7196
01/01/2016 to 12/31/2016         11.336124          11.633112          125,762.2392
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.271313          16.093623          149,821.9519
01/01/2008 to 12/31/2008         16.093623           9.223364          132,254.2543
01/01/2009 to 12/31/2009          9.223364          12.211480          120,940.1600
01/01/2010 to 12/31/2010         12.211480          13.932543          109,557.1915
01/01/2011 to 12/31/2011         13.932543          12.926451          113,252.4378
01/01/2012 to 12/31/2012         12.926451          16.002101          115,994.8532
01/01/2013 to 12/31/2013         16.002101          16.282017           99,005.8233
01/01/2014 to 12/31/2014         16.282017          18.122311           89,107.6789
01/01/2015 to 12/31/2015         18.122311          17.558323           78,339.2580
01/01/2016 to 12/31/2016         17.558323          17.404553           73,065.6017
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          7.690836           7.727995          422,370.8947
01/01/2008 to 12/31/2008          7.727995           4.628049          422,541.5303
01/01/2009 to 12/31/2009          4.628049           6.046778          398,419.7700
01/01/2010 to 12/31/2010          6.046778           7.355352          358,059.8286
01/01/2011 to 12/31/2011          7.355352           7.462739          368,564.6284
01/01/2012 to 12/31/2012          7.462739           8.689722          317,272.3757
01/01/2013 to 12/31/2013          8.689722          12.432991          325,312.5013
01/01/2014 to 12/31/2014         12.432991          14.525528          287,273.9499
01/01/2015 to 12/31/2015         14.525528          13.697363          228,157.0656
01/01/2016 to 12/31/2016         13.697363          13.820529          239,055.5575
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.122610          10.283068           71,461.8140
01/01/2008 to 12/31/2008         10.283068           4.585552           73,675.7912
01/01/2009 to 12/31/2009          4.585552           6.216925           85,304.2600
01/01/2010 to 12/31/2010          6.216925           6.557220           75,032.1913
01/01/2011 to 04/29/2011          6.557220           6.964406                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
01/01/2016 to 12/31/2016          1.021990           1.121928          683,687.5546
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.919227          11.419472           96,248.9567
01/01/2008 to 12/31/2008         11.419472           7.191079           93,244.9518
01/01/2009 to 12/31/2009          7.191079           8.945174           92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738           80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703           71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622           68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305           83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764           68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650           56,999.0327
01/01/2016 to 12/31/2016         15.035650          17.330567           54,606.7756
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         26.816252          26.506534           24,856.0192
01/01/2008 to 12/31/2008         26.506534          15.945964           27,784.5557
01/01/2009 to 12/31/2009         15.945964          19.827088           31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039           35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786           32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594           25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816           22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283           22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148           22,246.2928
01/01/2016 to 12/31/2016         32.184148          36.529158           21,496.9373
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.451878          15.771940        291,662.2626
01/01/2008 to 12/31/2008         15.771940           9.495398        256,634.6839
01/01/2009 to 12/31/2009          9.495398          12.486292        243,029.7000
01/01/2010 to 12/31/2010         12.486292          15.482445        208,698.8797
01/01/2011 to 12/31/2011         15.482445          15.049903        185,562.7308
01/01/2012 to 12/31/2012         15.049903          17.483404        157,912.6788
01/01/2013 to 12/31/2013         17.483404          24.082576        167,252.7136
01/01/2014 to 12/31/2014         24.082576          25.536874        115,875.8922
01/01/2015 to 12/31/2015         25.536874          24.664794         99,414.2949
01/01/2016 to 12/31/2016         24.664794          27.008339         88,592.0191
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513        327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433        366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926        321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645        429,949.2036
01/01/2016 to 12/31/2016          1.190645           1.203955        407,864.4132
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987604           9.743895         59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045         54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655         61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566        114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047        102,668.1723
01/01/2016 to 12/31/2016          9.635047           9.764572         62,200.4759
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.713673           7.610366        968,970.0248
01/01/2009 to 12/31/2009          7.610366           9.919738        798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251        785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063        672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485        624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577        545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816        405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021        345,691.0001
01/01/2016 to 12/31/2016         15.263021          16.344835        355,862.1092
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE
STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2007 to 01/01/2007         10.309350          10.309350        102,188.3658
--------------------------       ---------          ---------        ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.965951          10.403852         51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635         52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290        116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752        114,981.5782
01/01/2016 to 12/31/2016         11.872752          12.642725        120,809.2898
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426              0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247         49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927        307,034.9133
01/01/2016 to 12/31/2016          1.171927           1.201823        283,579.5819
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.962804          17.116257        590,073.6714
01/01/2008 to 12/31/2008         17.116257          11.802663        437,148.5686
01/01/2009 to 12/31/2009         11.802663          14.665635        418,089.9400
01/01/2010 to 12/31/2010         14.665635          17.278883        368,966.8417
01/01/2011 to 12/31/2011         17.278883          15.454099        336,817.3198
01/01/2012 to 12/31/2012         15.454099          17.915950        287,712.2079
01/01/2013 to 12/31/2013         17.915950          23.317695        252,238.2662
01/01/2014 to 12/31/2014         23.317695          23.306215        210,135.5073
01/01/2015 to 12/31/2015         23.306215          21.663213        182,058.9163
01/01/2016 to 12/31/2016         21.663213          27.940994        164,676.0893
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.399187           6.131668         70,413.5393
01/01/2009 to 12/31/2009          6.131668          10.179606        100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549        101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769         99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206        102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868        102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143         92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404         93,890.2134
01/01/2016 to 12/31/2016          8.385404           9.187708         86,421.0462
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
 (CLASS 2))
01/01/2007 to 12/31/2007         12.963337          16.403794          8,174.9941
01/01/2008 to 04/25/2008         16.403794          14.915784              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.829364          17.620509        445,604.3010
01/01/2008 to 12/31/2008         17.620509           9.978727        336,070.5402
01/01/2009 to 12/31/2009          9.978727          12.900855        358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990        269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447        244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664        220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151        185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062        164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497        148,041.8686
01/01/2016 to 12/31/2016         14.696497          14.315126        146,964.3866
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.532005          12.778253            813.6337
01/01/2008 to 12/31/2008         12.778253           6.685618          2,564.2626
01/01/2009 to 12/31/2009          6.685618          10.332240          4,619.5000
01/01/2010 to 12/31/2010         10.332240          13.410930          5,042.4082
01/01/2011 to 12/31/2011         13.410930          12.266496          3,213.3027
01/01/2012 to 12/31/2012         12.266496          13.171308          2,939.6230
01/01/2013 to 12/31/2013         13.171308          17.993720          2,585.5852
01/01/2014 to 12/31/2014         17.993720          17.860862          2,402.8326
01/01/2015 to 12/31/2015         17.860862          16.669429          2,275.9061
01/01/2016 to 12/31/2016         16.669429          14.994415          1,724.2100
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
01/01/2016 to 12/31/2016          0.959564           1.047802              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.404736          13.110413        719,451.5509
01/01/2008 to 12/31/2008         13.110413          12.935178        776,172.3023
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
01/01/2016 to 12/31/2016         16.833155          16.972821        328,815.7514
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038              0.0000
01/01/2013 to 12/31/2013         10.875038          10.203401            986.7498
01/01/2014 to 12/31/2014         10.203401          10.784057          5,735.9521
01/01/2015 to 12/31/2015         10.784057          10.642551            976.8583
01/01/2016 to 12/31/2016         10.642551          10.595690         16,789.9406
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
01/01/2016 to 12/31/2016         11.112109          11.417906          1,863.4090
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
01/01/2016 to 12/31/2016          1.188929           1.234350        504,618.4693
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.112386          11.508070        150,118.4312
01/01/2008 to 12/31/2008         11.508070           8.474073        149,883.3162
01/01/2009 to 12/31/2009          8.474073          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
01/01/2016 to 12/31/2016         14.039123          14.593535        161,939.9156
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         11.366084          11.795362        168,132.8559
01/01/2008 to 12/31/2008         11.795362           7.769023        196,324.6389
01/01/2009 to 12/31/2009          7.769023           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
01/01/2016 to 12/31/2016         13.860629          14.557192        141,967.7661
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.954181          57.024330        308,668.0904
01/01/2008 to 12/31/2008         57.024330          35.674748        276,826.4960
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
01/01/2016 to 12/31/2016         72.347659          82.427569         98,881.4676
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         53.810906          49.679272            944.0276
01/01/2008 to 12/31/2008         49.679272          29.924124            735.5068
01/01/2009 to 12/31/2009         29.924124          38.171215            735.4300
01/01/2010 to 04/30/2010         38.171215          40.734708              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.313116           9.608835        502,456.6517
01/01/2008 to 12/31/2008          9.608835           5.688596        413,669.4413
01/01/2009 to 12/31/2009          5.688596           8.131775        420,798.9300
01/01/2010 to 12/31/2010          8.131775          10.202924        359,703.0932
01/01/2011 to 12/31/2011         10.202924           9.861078        313,697.5017
01/01/2012 to 12/31/2012          9.861078          11.014898        311,855.3561
01/01/2013 to 12/31/2013         11.014898          14.783140        285,261.3124
01/01/2014 to 12/31/2014         14.783140          16.382421        238,563.9669
01/01/2015 to 12/31/2015         16.382421          17.172544        201,286.8213
01/01/2016 to 12/31/2016         17.172544          17.923521        181,237.2991
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.987067          18.371448              0.0000
01/01/2008 to 12/31/2008         18.371448          10.065335              0.0000
01/01/2009 to 12/31/2009         10.065335          12.055383              0.0000
01/01/2010 to 12/31/2010         12.055383          12.659148              0.0000
01/01/2011 to 12/31/2011         12.659148           9.935414              0.0000
01/01/2012 to 12/31/2012          9.935414          11.652908              0.0000
01/01/2013 to 12/31/2013         11.652908          13.184184         53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304         44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017         43,573.3308
01/01/2016 to 12/31/2016         12.038017          12.426654         41,654.1359
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         42.761992          44.546603          1,726.2236
01/01/2008 to 12/31/2008         44.546603          42.167509          1,488.3367
01/01/2009 to 12/31/2009         42.167509          45.241342          1,220.8600
01/01/2010 to 12/31/2010         45.241342          48.043857          1,749.8790
01/01/2011 to 12/31/2011         48.043857          50.189017          2,417.4757
01/01/2012 to 12/31/2012         50.189017          52.904741          2,280.3961
01/01/2013 to 12/31/2013         52.904741          51.463065          2,187.2565
01/01/2014 to 12/31/2014         51.463065          54.014090          1,676.3925
01/01/2015 to 12/31/2015         54.014090          53.257907            814.3164
01/01/2016 to 12/31/2016         53.257907          53.833621          2,577.0240
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.588388          10.805375                0.0000
01/01/2010 to 12/31/2010         10.805375          12.722543              603.7132
01/01/2011 to 12/31/2011         12.722543          11.383792              603.7132
01/01/2012 to 12/31/2012         11.383792          12.792938              603.7132
01/01/2013 to 12/31/2013         12.792938          16.872808              603.7132
01/01/2014 to 12/31/2014         16.872808          18.055361              603.7132
01/01/2015 to 12/31/2015         18.055361          18.856163              603.7132
01/01/2016 to 12/31/2016         18.856163          18.544850              557.1826
--------------------------       ---------          ---------              --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2007 to 12/31/2007         14.200964          15.616502                0.0000
01/01/2008 to 12/31/2008         15.616502           8.801294                0.0000
01/01/2009 to 05/01/2009          8.801294           8.361042                0.0000
--------------------------       ---------          ---------              --------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         14.698065          15.325550                0.0000
01/01/2008 to 12/31/2008         15.325550           8.625833                0.0000
01/01/2009 to 05/01/2009          8.625833           8.189738                0.0000
--------------------------       ---------          ---------              --------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL
APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2007 to 04/27/2007         22.424094          23.888599                0.0000
--------------------------       ---------          ---------              --------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.247024          10.553046        1,015,568.2644
01/01/2008 to 12/31/2008         10.553046          10.639004        2,371,488.0135
01/01/2009 to 12/31/2009         10.639004          10.480908        1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080          984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891          954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355          789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836          894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309          644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723          605,682.5442
01/01/2016 to 12/31/2016          9.435723           9.282426          627,811.1668
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.711098          12.817358          492,311.6930
01/01/2008 to 12/31/2008         12.817358           7.991434          434,112.6527
01/01/2009 to 12/31/2009          7.991434          10.959638          389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058          370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634          341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541          573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796          497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841          430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297          374,574.6308
01/01/2016 to 12/31/2016         20.906297          20.516953          342,983.9825
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.040556          10.152174          883,697.9359
01/01/2008 to 12/31/2008         10.152174           5.392685          799,549.8858
01/01/2009 to 12/31/2009          5.392685           7.615002          718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111          634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327          548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802                0.0000
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.652369          10.918194           11,804.0478
01/01/2008 to 12/31/2008         10.918194           6.296359            7,008.7941
01/01/2009 to 12/31/2009          6.296359           8.023219            8,108.2500
01/01/2010 to 12/31/2010          8.023219          10.355607            7,883.1323
01/01/2011 to 12/31/2011         10.355607          10.455680            7,227.8272
01/01/2012 to 12/31/2012         10.455680          11.392560            7,978.3797
01/01/2013 to 12/31/2013         11.392560          16.611155            7,351.2877
01/01/2014 to 12/31/2014         16.611155          16.475519            7,049.5143
01/01/2015 to 12/31/2015         16.475519          16.420748            6,022.2514
01/01/2016 to 12/31/2016         16.420748          17.111653            5,972.0153
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         21.897491          22.236591            8,315.8709
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         12.701227          15.535332            1,350.1000
01/01/2010 to 12/31/2010         15.535332          17.698021            1,910.3273
01/01/2011 to 12/31/2011         17.698021          16.544278            3,503.5063
01/01/2012 to 12/31/2012         16.544278          17.942723            7,439.4556
01/01/2013 to 12/31/2013         17.942723          23.399440            7,507.9566
01/01/2014 to 12/31/2014         23.399440          25.507070            9,166.0406
01/01/2015 to 12/31/2015         25.507070          25.001745            8,985.8355
01/01/2016 to 04/29/2016         25.001745          25.128938                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.624352          12.364105           10,859.2398
01/01/2008 to 12/31/2008         12.364105           7.240045            8,554.2837
01/01/2009 to 05/01/2009          7.240045           7.150397                0.0000
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.513985          13.749101           27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465           47,292.5311
01/01/2016 to 12/31/2016         13.431465          13.796365           55,394.6160
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.099853          14.460114        5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737        4,823,309.4711
01/01/2016 to 12/31/2016         14.056737          14.653790        4,315,423.1342
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.075921          11.526954        1,598,877.3764
01/01/2008 to 12/31/2008         11.526954           8.987380        2,872,180.7332
01/01/2009 to 12/31/2009          8.987380          10.854598        3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251        3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850        3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990        2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648        2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                0.0000
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.518490          12.020101         4,956,840.2576
01/01/2008 to 12/31/2008         12.020101           8.690395         5,065,994.1323
01/01/2009 to 12/31/2009          8.690395          10.767338         5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574         5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042         5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083         5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509         4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.499935          14.983098         7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495         6,707,198.1384
01/01/2016 to 12/31/2016         14.536495          15.299267         5,800,643.4191
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
11/01/2007 to 12/31/2007                            10.660840            42,862.0745
01/01/2008 to 11/07/2008         10.660840           7.315949                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.349428           8.294780        12,007,765.4631
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
01/01/2016 to 12/31/2016         14.530683          15.441002         6,876,360.7866
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
11/01/2007 to 12/31/2007                            10.851897           153,831.2474
01/01/2008 to 11/07/2008         10.851897           6.906755                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.056970           7.969996        12,276,103.0249
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.120340          13.532831        377,287.7898
01/01/2008 to 12/31/2008         13.532831           8.342698        293,287.0335
01/01/2009 to 12/31/2009          8.342698          10.322933        296,264.1000
01/01/2010 to 12/31/2010         10.322933          11.613853        282,084.1790
01/01/2011 to 12/31/2011         11.613853          11.599419        238,876.2858
01/01/2012 to 12/31/2012         11.599419          13.155623        252,965.0713
01/01/2013 to 12/31/2013         13.155623          17.025313        236,418.9244
01/01/2014 to 12/31/2014         17.025313          18.921391        190,682.8736
01/01/2015 to 12/31/2015         18.921391          18.762957        183,592.0918
01/01/2016 to 12/31/2016         18.762957          20.536145        174,954.6895
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         20.848602          19.728713            485.3890
01/01/2008 to 12/31/2008         19.728713          11.911167            295.3913
01/01/2009 to 12/31/2009         11.911167          13.206687            355.3700
01/01/2010 to 12/31/2010         13.206687          15.747378            284.6130
01/01/2011 to 12/31/2011         15.747378          16.326901            258.6594
01/01/2012 to 12/31/2012         16.326901          17.606857              0.0000
01/01/2013 to 12/31/2013         17.606857          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
01/01/2016 to 12/31/2016         23.104506          26.879920         33,918.0712
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         17.319799          18.807638              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.430482          15.428895        144,273.1358
01/01/2008 to 12/31/2008         15.428895           9.353781        129,427.3998
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.727037          14.728300         21,926.1400
01/01/2008 to 12/31/2008         14.728300           8.393653         14,894.8659
01/01/2009 to 12/31/2009          8.393653          11.797774         15,049.3600
01/01/2010 to 12/31/2010         11.797774          13.534357         13,702.4974
01/01/2011 to 12/31/2011         13.534357          13.122459         13,403.4495
01/01/2012 to 12/31/2012         13.122459          15.301528         13,259.9710
01/01/2013 to 12/31/2013         15.301528          20.865466         87,034.6666
01/01/2014 to 12/31/2014         20.865466          22.313121         75,221.8665
01/01/2015 to 12/31/2015         22.313121          24.231045         81,706.8703
01/01/2016 to 12/31/2016         24.231045          24.175418         79,224.6563
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.229504          15.314151            1,245.1952
01/01/2008 to 12/31/2008         15.314151           9.582578                0.0000
01/01/2009 to 12/31/2009          9.582578          13.054350                0.0000
01/01/2010 to 12/31/2010         13.054350          17.274621                0.0000
01/01/2011 to 12/31/2011         17.274621          17.221202                0.0000
01/01/2012 to 12/31/2012         17.221202          19.612887            1,852.1629
01/01/2013 to 12/31/2013         19.612887          27.785894            1,852.1629
01/01/2014 to 12/31/2014         27.785894          29.118595            1,852.1629
01/01/2015 to 12/31/2015         29.118595          29.318403            1,852.1629
01/01/2016 to 12/31/2016         29.318403          32.117933            1,852.1629
--------------------------       ---------          ---------            ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.280780          30.329874              126.2019
--------------------------       ---------          ---------            ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.817257          20.192852                0.0000
01/01/2008 to 12/31/2008         20.192852          16.821073                0.0000
01/01/2009 to 12/31/2009         16.821073          21.801095              440.4100
01/01/2010 to 12/31/2010         21.801095          24.091298              354.8360
01/01/2011 to 12/31/2011         24.091298          25.055886              354.1677
01/01/2012 to 12/31/2012         25.055886          27.399350              353.5043
01/01/2013 to 12/31/2013         27.399350          27.146656              352.8746
01/01/2014 to 12/31/2014         27.146656          28.086636              352.3096
01/01/2015 to 12/31/2015         28.086636          27.047207              473.0807
01/01/2016 to 12/31/2016         27.047207          28.784568          167,700.2038
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.267637          19.124730          519,702.0840
01/01/2008 to 12/31/2008         19.124730          15.296064          436,233.8823
01/01/2009 to 12/31/2009         15.296064          20.558065          409,103.2100
01/01/2010 to 12/31/2010         20.558065          22.820826          375,779.6735
01/01/2011 to 12/31/2011         22.820826          23.425811          329,853.8532
01/01/2012 to 12/31/2012         23.425811          25.997480          291,789.8651
01/01/2013 to 12/31/2013         25.997480          27.584862          243,330.3864
01/01/2014 to 12/31/2014         27.584862          28.415302          202,093.7975
01/01/2015 to 12/31/2015         28.415302          27.315181          176,321.4559
01/01/2016 to 04/29/2016         27.315181          28.113019                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.413047          14.789310        1,315,469.2794
01/01/2008 to 12/31/2008         14.789310           8.797857        1,099,658.9712
01/01/2009 to 12/31/2009          8.797857          11.396812        1,012,674.2700
01/01/2010 to 12/31/2010         11.396812          12.522598          891,888.9010
01/01/2011 to 12/31/2011         12.522598          11.791509          801,517.5740
01/01/2012 to 12/31/2012         11.791509          13.057507          645,466.4688
01/01/2013 to 12/31/2013         13.057507          17.133113          580,374.7381
01/01/2014 to 12/31/2014         17.133113          18.594661          470,387.1638
01/01/2015 to 12/31/2015         18.594661          18.686232          395,336.5316
01/01/2016 to 12/31/2016         18.686232          19.675380          360,093.6748
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         13.784686          14.019530          2,101.7424
01/01/2008 to 12/31/2008         14.019530          10.536911          1,880.2065
01/01/2009 to 12/31/2009         10.536911          14.523293          2,232.7600
01/01/2010 to 12/31/2010         14.523293          16.335736          1,358.2622
01/01/2011 to 12/31/2011         16.335736          16.589131          1,368.7972
01/01/2012 to 12/31/2012         16.589131          18.630454          1,348.6412
01/01/2013 to 12/31/2013         18.630454          19.357091          1,358.7161
01/01/2014 to 12/31/2014         19.357091          19.656567          1,421.0111
01/01/2015 to 12/31/2015         19.656567          18.997940            646.0605
01/01/2016 to 12/31/2016         18.997940          20.991899            229.9402
--------------------------       ---------          ---------          ----------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         12.091706          12.756898          2,523.5005
01/01/2008 to 12/31/2008         12.756898          12.482633          2,523.5005
01/01/2009 to 12/31/2009         12.482633          13.900037          2,837.4500
01/01/2010 to 12/31/2010         13.900037          14.381309          2,619.8829
01/01/2011 to 12/31/2011         14.381309          14.289095          2,619.5300
01/01/2012 to 12/31/2012         14.289095          14.861544          3,796.7051
01/01/2013 to 12/31/2013         14.861544          14.583970          3,796.3687
01/01/2014 to 12/31/2014         14.583970          14.452972          3,796.0633
01/01/2015 to 12/31/2015         14.452972          14.246805          3,795.7596
01/01/2016 to 12/31/2016         14.246805          14.196364          3,756.6820
--------------------------       ---------          ---------          ----------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         14.634540          15.365318          1,044.4922
01/01/2008 to 12/31/2008         15.365318           8.661590              0.0000
01/01/2009 to 07/17/2009          8.661590           8.599528              0.0000
--------------------------       ---------          ---------          ----------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         13.181600          14.917767              0.0000
01/01/2011 to 12/31/2011         14.917767          13.914326              0.0000
01/01/2012 to 12/31/2012         13.914326          15.963114              0.0000
01/01/2013 to 12/31/2013         15.963114          21.402391              0.0000
01/01/2014 to 12/31/2014         21.402391          23.868137              0.0000
01/01/2015 to 12/31/2015         23.868137          23.386082              0.0000
01/01/2016 to 12/31/2016         23.386082          24.770341              0.0000
--------------------------       ---------          ---------          ----------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2007 to 12/31/2007         15.570921          15.882139              0.0000
01/01/2008 to 12/31/2008         15.882139           8.497848              0.0000
01/01/2009 to 12/31/2009          8.497848          11.586019              0.0000
01/01/2010 to 09/24/2010         11.586019          13.226735              0.0000

CLASS AA



                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007         17.767455          20.011300         17,782.0321
01/01/2008 to 12/31/2008         20.011300          11.720386         12,808.5813
01/01/2009 to 12/31/2009         11.720386          15.568221         11,361.9700
01/01/2010 to 12/31/2010         15.568221          17.257600          6,931.0409
01/01/2011 to 12/31/2011         17.257600          15.807563          6,295.3833
01/01/2012 to 12/31/2012         15.807563          17.935463          5,741.4633
01/01/2013 to 12/31/2013         17.935463          20.964937          4,360.6939
01/01/2014 to 12/31/2014         20.964937          20.659138          4,295.9851
01/01/2015 to 12/31/2015         20.659138          19.815044          3,809.5881
01/01/2016 to 12/31/2016         19.815044          19.373658          3,732.2360
--------------------------       ---------          ---------         -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2007 to 12/31/2007         17.545449          19.714252          8,782.6948
01/01/2008 to 12/31/2008         19.714252          11.514275          2,795.4215
01/01/2009 to 12/31/2009         11.514275          15.257072          3,507.6900
01/01/2010 to 12/31/2010         15.257072          16.874461          5,958.5805
01/01/2011 to 12/31/2011         16.874461          15.415068          4,401.4023
01/01/2012 to 12/31/2012         15.415068          17.448091          4,153.8172
01/01/2013 to 12/31/2013         17.448091          20.344534          1,625.5021
01/01/2014 to 12/31/2014         20.344534          19.999517          1,614.6119
01/01/2015 to 12/31/2015         19.999517          19.128848          1,597.7010
01/01/2016 to 12/31/2016         19.128848          18.656708          1,604.9564
--------------------------       ---------          ---------         -----------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         13.665722          14.219370          4,079.0467
01/01/2008 to 12/31/2008         14.219370          14.654247          3,452.8266
01/01/2009 to 12/31/2009         14.654247          15.555545          3,161.0800
01/01/2010 to 12/31/2010         15.555545          16.288569          3,244.6122
01/01/2011 to 12/31/2011         16.288569          17.193088          1,960.5250
01/01/2012 to 12/31/2012         17.193088          17.378647          1,259.2567
01/01/2013 to 12/31/2013         17.378647          16.549114          1,229.6985
01/01/2014 to 12/31/2014         16.549114          17.114361          1,178.6779
01/01/2015 to 12/31/2015         17.114361          16.804901          1,100.5955
01/01/2016 to 12/31/2016         16.804901          16.695129            352.3148
--------------------------       ---------          ---------         -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2007 to 12/31/2007         15.407653          15.323839         54,998.1029
01/01/2008 to 12/31/2008         15.323839           8.606224         40,913.3101
01/01/2009 to 12/31/2009          8.606224          10.978662         43,905.1300
01/01/2010 to 12/31/2010         10.978662          12.391475         28,776.1175
01/01/2011 to 12/31/2011         12.391475          12.250561         31,785.5840
01/01/2012 to 12/31/2012         12.250561          14.082833         26,454.0811
01/01/2013 to 12/31/2013         14.082833          17.680725         26,695.9091
01/01/2014 to 12/31/2014         17.680725          18.837817         25,936.4280
01/01/2015 to 12/31/2015         18.837817          17.717550         22,896.0529
01/01/2016 to 12/31/2016         17.717550          20.483182         22,165.1649
--------------------------       ---------          ---------         -----------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         13.876424          15.734037          116,483.2021
01/01/2008 to 12/31/2008         15.734037           9.212835          100,088.1869
01/01/2009 to 12/31/2009          9.212835          12.400287           90,000.6700
01/01/2010 to 12/31/2010         12.400287          13.203110           82,070.5314
01/01/2011 to 12/31/2011         13.203110          11.588810           69,009.1728
01/01/2012 to 12/31/2012         11.588810          13.456152           69,092.6107
01/01/2013 to 12/31/2013         13.456152          16.252062           61,196.2545
01/01/2014 to 12/31/2014         16.252062          14.185172           60,774.8863
01/01/2015 to 12/31/2015         14.185172          13.027468           61,633.6296
01/01/2016 to 12/31/2016         13.027468          13.713140           55,989.5545
--------------------------       ---------          ---------          ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446            5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381           29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996           58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192           54,893.6108
01/01/2016 to 12/31/2016         11.935192          12.143818           63,424.3749
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
01/01/2016 to 12/31/2016          1.009006           1.010776           28,667.9543
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.030108           6.992356        1,720,445.9303
01/01/2009 to 12/31/2009          6.992356           8.881638        3,252,652.1300
01/01/2010 to 12/31/2010          8.881638           9.784098        3,803,708.2323
01/01/2011 to 12/31/2011          9.784098           9.405479        3,720,487.5387
01/01/2012 to 12/31/2012          9.405479          10.486500        3,636,994.6124
01/01/2013 to 12/31/2013         10.486500          12.208182        3,440,159.9043
01/01/2014 to 12/31/2014         12.208182          12.715716        3,237,064.4371
01/01/2015 to 12/31/2015         12.715716          12.400753        2,816,824.0450
01/01/2016 to 12/31/2016         12.400753          13.130747        2,691,878.8768
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.435949           6.342282        1,769,045.5680
01/01/2009 to 12/31/2009          6.342282           8.349533        2,424,613.8300
01/01/2010 to 12/31/2010          8.349533           9.306378        2,498,678.8047
01/01/2011 to 12/31/2011          9.306378           8.708073        2,613,840.2336
01/01/2012 to 12/31/2012          8.708073           9.933828        2,387,465.9683
01/01/2013 to 12/31/2013          9.933828          12.206386        2,213,019.1547
01/01/2014 to 12/31/2014         12.206386          12.754435        2,176,189.9736
01/01/2015 to 12/31/2015         12.754435          12.432218        2,132,234.5042
01/01/2016 to 12/31/2016         12.432218          13.304348        2,113,354.8316
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.634170           7.664231          681,564.1327
01/01/2009 to 12/31/2009          7.664231           9.288692        1,864,648.0500
01/01/2010 to 12/31/2010          9.288692          10.026861        1,495,442.5447
01/01/2011 to 12/31/2011         10.026861           9.867207        1,178,660.4354
01/01/2012 to 12/31/2012          9.867207          10.740633        1,153,882.2955
01/01/2013 to 12/31/2013         10.740633          11.975342        1,086,841.1016
01/01/2014 to 12/31/2014         11.975342          12.478537        1,051,979.2246
01/01/2015 to 12/31/2015         12.478537          12.166943          972,266.5251
01/01/2016 to 12/31/2016         12.166943          12.787964          873,723.1529
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334           62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034          134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446          145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533          122,102.4339
01/01/2016 to 12/31/2016          9.883533          10.577105          126,660.1801
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279           25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407          106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592          149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628          121,555.5653
01/01/2016 to 12/31/2016         11.309628          11.600120          138,263.7788
--------------------------       ---------          ---------          ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.245665          16.064120          249,511.4729
01/01/2008 to 12/31/2008         16.064120           9.201824          233,787.8379
01/01/2009 to 12/31/2009          9.201824          12.176868          226,420.8600
01/01/2010 to 12/31/2010         12.176868          13.886119          203,887.4580
01/01/2011 to 12/31/2011         13.886119          12.876948          181,275.4715
01/01/2012 to 12/31/2012         12.876948          15.932812          173,902.1391
01/01/2013 to 12/31/2013         15.932812          16.203410          168,721.1437
01/01/2014 to 12/31/2014         16.203410          18.025806          149,686.7665
01/01/2015 to 12/31/2015         18.025806          17.456087          133,216.9319
01/01/2016 to 12/31/2016         17.456087          17.294568          125,290.4153
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          7.612069           7.645002        1,041,174.5476
01/01/2008 to 12/31/2008          7.645002           4.576046          889,722.4014
01/01/2009 to 12/31/2009          4.576046           5.975843          818,395.1000
01/01/2010 to 12/31/2010          5.975843           7.265437          729,554.0714
01/01/2011 to 12/31/2011          7.265437           7.367833          835,271.7525
01/01/2012 to 12/31/2012          7.367833           8.574900          766,531.6980
01/01/2013 to 12/31/2013          8.574900          12.262580          676,170.6117
01/01/2014 to 12/31/2014         12.262580          14.319275          596,554.9374
01/01/2015 to 12/31/2015         14.319275          13.496115          548,961.2803
01/01/2016 to 12/31/2016         13.496115          13.610663          528,059.9942
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.116150          10.271927          243,054.4120
01/01/2008 to 12/31/2008         10.271927           4.578276          255,592.6761
01/01/2009 to 12/31/2009          4.578276           6.203956          280,709.8600
01/01/2010 to 12/31/2010          6.203956           6.540272          272,006.9936
01/01/2011 to 04/29/2011          6.540272           6.945274                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
01/01/2016 to 12/31/2016          1.020107           1.119301        1,594,196.9339
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.909290          11.404215        160,904.1045
01/01/2008 to 12/31/2008         11.404215           7.177860        135,640.6151
01/01/2009 to 12/31/2009          7.177860           8.923076        210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751        222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920        203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525        190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004        203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046        178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038        167,274.6283
01/01/2016 to 12/31/2016         14.936038          17.207145        142,618.4066
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         27.231533          26.983126         36,801.0511
01/01/2008 to 12/31/2008         26.983126          16.255612         33,204.2585
01/01/2009 to 12/31/2009         16.255612          20.254023         29,050.7800
01/01/2010 to 12/31/2010         20.254023          25.034194         25,469.9760
01/01/2011 to 12/31/2011         25.034194          23.737464         22,996.7732
01/01/2012 to 12/31/2012         23.737464          26.807498         21,317.5023
01/01/2013 to 12/31/2013         26.807498          34.393158         19,471.2072
01/01/2014 to 12/31/2014         34.393158          37.143332         17,001.1956
01/01/2015 to 12/31/2015         37.143332          33.286237         11,255.8169
01/01/2016 to 12/31/2016         33.286237          37.850841         11,216.9924
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         26.691009          26.993344        204,311.9135
01/01/2008 to 12/31/2008         26.993344          16.230660        189,869.0687
01/01/2009 to 12/31/2009         16.230660          20.170985        255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818        234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724        155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199        145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186        177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974        169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245        109,936.5915
01/01/2016 to 12/31/2016         32.644245          37.032845        129,476.4644
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.335678          15.637262        585,719.6194
01/01/2008 to 12/31/2008         15.637262           9.409582        507,753.1697
01/01/2009 to 12/31/2009          9.409582          12.367259        466,082.9400
01/01/2010 to 12/31/2010         12.367259          15.327193        398,408.3390
01/01/2011 to 12/31/2011         15.327193          14.891553        376,693.7405
01/01/2012 to 12/31/2012         14.891553          17.290758        262,322.7907
01/01/2013 to 12/31/2013         17.290758          23.805318        319,630.3724
01/01/2014 to 12/31/2014         23.805318          25.230252        219,059.4686
01/01/2015 to 12/31/2015         25.230252          24.356456        246,796.9706
01/01/2016 to 12/31/2016         24.356456          26.657372        177,440.4265
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470        214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313        856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452        368,009.6133
01/01/2016 to 12/31/2016          1.188452           1.201136        516,439.2395
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597           41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641           57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338           69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415           51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514           51,938.0170
01/01/2016 to 12/31/2016          9.612514           9.736865           50,880.7457
--------------------------        --------           --------           -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.698167           7.594535        2,095,952.6013
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
01/01/2016 to 12/31/2016         15.178031          16.245697          821,914.5060
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 01/01/2007         10.308659          10.308659        1,239,595.4628
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
01/01/2016 to 12/31/2016         11.845004          12.606873          508,927.2628
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
01/01/2016 to 12/31/2016          1.170076           1.199325          255,701.9051
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         19.755188          18.858801            2,073.3883
01/01/2008 to 12/31/2008         18.858801          13.022393            1,613.2378
01/01/2009 to 12/31/2009         13.022393          16.219943            1,254.9500
01/01/2010 to 12/31/2010         16.219943          19.140287                0.0000
01/01/2011 to 12/31/2011         19.140287          17.164407                0.0000
01/01/2012 to 12/31/2012         17.164407          19.937426                0.0000
01/01/2013 to 12/31/2013         19.937426          26.007332                0.0000
01/01/2014 to 12/31/2014         26.007332          26.045187                0.0000
01/01/2015 to 12/31/2015         26.045187          24.248932                0.0000
01/01/2016 to 12/31/2016         24.248932          31.332171                0.0000
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.858290          17.008110          491,512.3578
01/01/2008 to 12/31/2008         17.008110          11.722197          501,050.8223
01/01/2009 to 12/31/2009         11.722197          14.558366          376,337.5900
01/01/2010 to 12/31/2010         14.558366          17.143934          424,169.6817
01/01/2011 to 12/31/2011         17.143934          15.325747          368,891.8414
01/01/2012 to 12/31/2012         15.325747          17.758225          248,306.0224
01/01/2013 to 12/31/2013         17.758225          23.100870          300,564.8186
01/01/2014 to 12/31/2014         23.100870          23.077950          271,303.7736
01/01/2015 to 12/31/2015         23.077950          21.440311          238,350.9909
01/01/2016 to 12/31/2016         21.440311          27.639680          196,859.2677
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.385773           6.123445        217,663.3260
01/01/2009 to 12/31/2009          6.123445          10.160875        298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627        251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738        251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677        395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520        275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227        268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877        279,468.2890
01/01/2016 to 12/31/2016          8.344877           9.138735        251,598.7537
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
 (CLASS 2))
01/01/2007 to 12/31/2007         19.773932          25.009344        102,861.1378
01/01/2008 to 04/25/2008         25.009344          22.737088              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         15.860338          17.694914            453.4129
01/01/2008 to 12/31/2008         17.694914          10.034710            522.7916
01/01/2009 to 12/31/2009         10.034710          13.002739            471.8400
01/01/2010 to 12/31/2010         13.002739          14.259296            529.2102
01/01/2011 to 12/31/2011         14.259296          12.543446            566.9474
01/01/2012 to 12/31/2012         12.543446          14.409333            580.5609
01/01/2013 to 12/31/2013         14.409333          16.923221            637.9745
01/01/2014 to 12/31/2014         16.923221          15.501718            719.0682
01/01/2015 to 12/31/2015         15.501718          14.997297            723.5608
01/01/2016 to 12/31/2016         14.997297          14.630724            804.3246
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.680393          17.454683        828,521.3989
01/01/2008 to 12/31/2008         17.454683           9.884817        588,021.2914
01/01/2009 to 12/31/2009          9.884817          12.779445        544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078        503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831        477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937        557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817        399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088        365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673        350,026.5362
01/01/2016 to 12/31/2016         14.538673          14.154316        333,718.6671
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.505630          12.739847         98,665.4468
01/01/2008 to 12/31/2008         12.739847           6.662170         93,515.7637
01/01/2009 to 12/31/2009          6.662170          10.290859         85,049.8000
01/01/2010 to 12/31/2010         10.290859          13.350550         74,115.1862
01/01/2011 to 12/31/2011         13.350550          12.205173         63,069.4841
01/01/2012 to 12/31/2012         12.205173          13.098874         62,685.7496
01/01/2013 to 12/31/2013         13.098874          17.885829         62,860.3621
01/01/2014 to 12/31/2014         17.885829          17.744888         59,624.6029
01/01/2015 to 12/31/2015         17.744888          16.552906         47,583.3709
01/01/2016 to 12/31/2016         16.552906          14.882155         43,957.0334
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732              0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753              0.0000
01/01/2016 to 12/31/2016          0.958753           1.046394         19,111.0620
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.277851          12.969788        1,393,983.3777
01/01/2008 to 12/31/2008         12.969788          12.790020        1,298,575.9372
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
01/01/2016 to 12/31/2016         16.586082          16.715339          862,620.4311
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE CLASS))
01/01/2007 to 12/31/2007         13.389721          14.301278          109,016.5766
01/01/2008 to 12/31/2008         14.301278          14.718941           81,312.0332
01/01/2009 to 05/01/2009         14.718941          15.197777                0.0000
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912           40,902.4915
01/01/2013 to 12/31/2013         10.865912          10.189740           39,474.2888
01/01/2014 to 12/31/2014         10.189740          10.764236           17,646.5389
01/01/2015 to 12/31/2015         10.764236          10.617679           23,631.2964
01/01/2016 to 12/31/2016         10.617679          10.565643           18,197.4663
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
01/01/2016 to 12/31/2016         11.097109          11.396794          138,536.7897
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
01/01/2016 to 12/31/2016          1.186739           1.231461          962,467.9228
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME ETF
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.105461          11.495118           95,243.1354
01/01/2008 to 12/31/2008         11.495118           8.460286           87,036.9202
01/01/2009 to 12/31/2009          8.460286          10.377335          310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728          415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300          517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198          425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021          425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773          368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291          322,806.9862
01/01/2016 to 12/31/2016         13.967291          14.511610          306,428.2172
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2007 to 12/31/2007         11.359002          11.782087         45,992.5393
01/01/2008 to 12/31/2008         11.782087           7.756380         57,831.2657
01/01/2009 to 12/31/2009          7.756380           9.834791        188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635        240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738        286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538        294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441        307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340        309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705        327,792.1752
01/01/2016 to 12/31/2016         13.789705          14.475466        287,217.1556
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         53.537677          54.687755         83,716.1735
01/01/2008 to 12/31/2008         54.687755          34.270046         71,962.2722
01/01/2009 to 12/31/2009         34.270046          39.943971         65,681.7300
01/01/2010 to 12/31/2010         39.943971          46.029633         61,003.9945
01/01/2011 to 12/31/2011         46.029633          43.506636         57,106.0096
01/01/2012 to 12/31/2012         43.506636          50.533753         51,015.5267
01/01/2013 to 12/31/2013         50.533753          66.552437         41,204.0648
01/01/2014 to 12/31/2014         66.552437          74.232519         36,345.3044
01/01/2015 to 12/31/2015         74.232519          70.493082         33,346.9348
01/01/2016 to 12/31/2016         70.493082          80.454447         28,492.2199
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.381470          56.412292        488,664.9173
01/01/2008 to 12/31/2008         56.412292          35.274100        423,441.9663
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
01/01/2016 to 12/31/2016         71.285095          81.176371        215,566.9549
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.303923          13.199018          5,148.5976
01/01/2008 to 12/31/2008         13.199018           7.946382          5,400.6317
01/01/2009 to 12/31/2009          7.946382          10.131337          4,529.7600
01/01/2010 to 04/30/2010         10.131337          10.809962              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007          8.362537           9.678877        152,895.3103
01/01/2008 to 12/31/2008          9.678877           5.738892        128,077.9923
01/01/2009 to 12/31/2009          5.738892           8.220821        106,062.7200
01/01/2010 to 12/31/2010          8.220821          10.341026         91,380.1797
01/01/2011 to 12/31/2011         10.341026          10.014929         79,731.2050
01/01/2012 to 12/31/2012         10.014929          11.205366         74,355.1959
01/01/2013 to 12/31/2013         11.205366          15.073310         61,743.4953
01/01/2014 to 12/31/2014         15.073310          16.735115         54,035.8310
01/01/2015 to 12/31/2015         16.735115          17.566665         45,292.9664
01/01/2016 to 12/31/2016         17.566665          18.377849         39,845.6160
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.227961           9.505627        924,956.0286
01/01/2008 to 12/31/2008          9.505627           5.624666        627,621.3948
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
01/01/2016 to 12/31/2016         16.920211          17.651325        283,430.1207
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.232927          20.789882         21,147.5437
01/01/2008 to 12/31/2008         20.789882          11.384621         23,802.7985
01/01/2009 to 12/31/2009         11.384621          13.628692         23,082.5700
01/01/2010 to 12/31/2010         13.628692          14.304106         18,418.9868
01/01/2011 to 12/31/2011         14.304106          11.220835         15,113.9477
01/01/2012 to 12/31/2012         11.220835          13.153924         15,265.5663
01/01/2013 to 12/31/2013         13.153924          14.875007         70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177         70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265         71,647.9353
01/01/2016 to 12/31/2016         13.568265          13.999304         67,163.9269
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         42.265461          44.007225         11,185.1738
01/01/2008 to 12/31/2008         44.007225          41.636053          9,194.3193
01/01/2009 to 12/31/2009         41.636053          44.648821          6,998.5000
01/01/2010 to 12/31/2010         44.648821          47.390936          7,064.7905
01/01/2011 to 12/31/2011         47.390936          49.482268          6,027.4945
01/01/2012 to 12/31/2012         49.482268          52.133539          5,380.5383
01/01/2013 to 12/31/2013         52.133539          50.687522          4,691.3680
01/01/2014 to 12/31/2014         50.687522          53.173512          4,455.1144
01/01/2015 to 12/31/2015         53.173512          52.402884          4,145.6337
01/01/2016 to 12/31/2016         52.402884          52.942877          9,142.0118
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.530251          10.728696         28,648.6800
01/01/2010 to 12/31/2010         10.728696          12.625951         25,506.8341
01/01/2011 to 12/31/2011         12.625951          11.291725         25,042.0740
01/01/2012 to 12/31/2012         11.291725          12.683100         23,714.7021
01/01/2013 to 12/31/2013         12.683100          16.719582         22,713.1306
01/01/2014 to 12/31/2014         16.719582          17.882451         20,599.7929
01/01/2015 to 12/31/2015         17.882451          18.666246         20,094.1952
01/01/2016 to 12/31/2016         18.666246          18.348891         19,593.4064
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2007 to 12/31/2007         14.121432          15.521237         40,492.2846
01/01/2008 to 12/31/2008         15.521237           8.743205         29,937.6525
01/01/2009 to 05/01/2009          8.743205           8.304478              0.0000
--------------------------       ---------          ---------        ------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         14.613309          15.232061          2,243.4975
01/01/2008 to 12/31/2008         15.232061           8.568904          2,287.4982
01/01/2009 to 05/01/2009          8.568904           8.134333              0.0000
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL
APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2007 to 04/27/2007         12.180260          12.973632                0.0000
--------------------------       ---------          ---------                ------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.142173          10.439815          856,002.8871
01/01/2008 to 12/31/2008         10.439815          10.519575        1,816,844.5984
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
01/01/2016 to 12/31/2016          9.297185           9.141565          731,804.6032
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.642913          12.736327          586,119.8675
01/01/2008 to 12/31/2008         12.736327           7.936920          527,842.6455
01/01/2009 to 12/31/2009          7.936920          10.879438          487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387          441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536          391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480          770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249          688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273          687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121          575,660.4057
01/01/2016 to 12/31/2016         20.691121          20.295634          459,128.3347
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          8.947983          10.043168        1,441,276.4124
01/01/2008 to 12/31/2008         10.043168           5.332099          993,381.0298
01/01/2009 to 12/31/2009          5.332099           7.525685          905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054          803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451          686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.622222          10.881820           41,756.2479
01/01/2008 to 12/31/2008         10.881820           6.272226           38,451.0476
01/01/2009 to 12/31/2009          6.272226           7.988471           36,107.3900
01/01/2010 to 12/31/2010          7.988471          10.305612           31,147.3644
01/01/2011 to 12/31/2011         10.305612          10.400009           23,857.7688
01/01/2012 to 12/31/2012         10.400009          11.326206           21,264.5951
01/01/2013 to 12/31/2013         11.326206          16.506159           19,732.4225
01/01/2014 to 12/31/2014         16.506159          16.363193           19,033.3494
01/01/2015 to 12/31/2015         16.363193          16.300641           16,938.5942
01/01/2016 to 12/31/2016         16.300641          16.977999           15,438.6363
--------------------------       ---------          ---------        --------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.316286          13.131532                0.0000
--------------------------       ---------          ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         21.749126          22.078608           47,712.0703
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009         12.604707          15.412194           67,619.5000
01/01/2010 to 12/31/2010         15.412194          17.548973           62,413.3547
01/01/2011 to 12/31/2011         17.548973          16.396759           55,261.9462
01/01/2012 to 12/31/2012         16.396759          17.773798           51,422.9335
01/01/2013 to 12/31/2013         17.773798          23.167563           51,819.0742
01/01/2014 to 12/31/2014         23.167563          25.241683           49,647.7236
01/01/2015 to 12/31/2015         25.241683          24.729244           44,033.7749
01/01/2016 to 04/29/2016         24.729244          24.850964                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
 (SERVICE CLASS))
01/01/2007 to 04/27/2007         12.135801          12.821151                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.594941          12.329097          213,548.9644
01/01/2008 to 12/31/2008         12.329097           7.215915          206,888.9397
01/01/2009 to 05/01/2009          7.215915           7.125379                0.0000
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733           49,276.4636
01/01/2016 to 12/31/2016         13.359733          13.715825           71,093.4173
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080        5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661        4,900,397.5355
01/01/2016 to 12/31/2016         13.981661          14.568240        4,449,925.9778
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.064002          11.508762        1,111,839.0685
01/01/2008 to 12/31/2008         11.508762           8.968693        1,635,860.6121
01/01/2009 to 12/31/2009          8.968693          10.826616        2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861        3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574        3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462        2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466        2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.506096          12.001131        4,928,840.2004
01/01/2008 to 12/31/2008         12.001131           8.672324        4,853,593.9947
01/01/2009 to 12/31/2009          8.672324          10.739578        5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988        5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326        4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561        4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353        3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                0.0000
--------------------------       ---------          ---------        --------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
01/01/2016 to 12/31/2016         14.458852          15.209943        10,295,072.4353
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.194751          10.654766         1,286,017.5048
01/01/2008 to 11/07/2008         10.654766           7.308650                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.332647           8.277530        17,988,455.9112
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
01/01/2016 to 12/31/2016         14.453064          15.350843         9,239,131.0969
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.231021          10.845714         1,032,987.8457
01/01/2008 to 11/07/2008         10.845714           6.899862                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008          8.040775           7.953419        16,996,458.2720
01/01/2009 to 12/31/2009          7.953419          10.162676        15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582        13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780        12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927        11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509        11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.019175          13.424435           284,178.8531
01/01/2008 to 12/31/2008         13.424435           8.273378           270,144.6858
01/01/2009 to 12/31/2009          8.273378          10.234088           290,907.4100
01/01/2010 to 12/31/2010         10.234088          11.510447           246,176.4788
01/01/2011 to 12/31/2011         11.510447          11.492700           244,933.6841
01/01/2012 to 12/31/2012         11.492700          13.030657           238,255.2995
01/01/2013 to 12/31/2013         13.030657          16.858533           221,661.6539
01/01/2014 to 12/31/2014         16.858533          18.730418           197,774.5182
01/01/2015 to 12/31/2015         18.730418          18.568010           175,086.0369
01/01/2016 to 12/31/2016         18.568010          20.316679           172,426.4139
--------------------------       ---------          ---------        ---------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         20.781085          19.654931          4,790.7314
01/01/2008 to 12/31/2008         19.654931          11.860654          5,319.2526
01/01/2009 to 12/31/2009         11.860654          13.144101          5,373.3100
01/01/2010 to 12/31/2010         13.144101          15.664925          5,332.7165
01/01/2011 to 12/31/2011         15.664925          16.233312          3,813.7350
01/01/2012 to 12/31/2012         16.233312          17.497134          4,843.2606
01/01/2013 to 12/31/2013         17.497134          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
01/01/2016 to 12/31/2016         22.926111          26.659045         99,726.2378
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         19.562422          21.239450              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.287476          15.297171        242,339.9123
01/01/2008 to 12/31/2008         15.297171           9.269262        172,029.0776
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.671249          14.661070        181,191.0535
01/01/2008 to 12/31/2008         14.661070           8.351138        155,208.2045
01/01/2009 to 12/31/2009          8.351138          11.732152        138,554.2100
01/01/2010 to 12/31/2010         11.732152          13.452354        145,468.9307
01/01/2011 to 12/31/2011         13.452354          13.036443        122,075.6401
01/01/2012 to 12/31/2012         13.036443          15.193594        110,026.6603
01/01/2013 to 12/31/2013         15.193594          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
01/01/2016 to 12/31/2016         24.024065          23.956932        135,689.4469
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
04/30/2007 to 12/31/2007         15.175146          15.560513            158.6289
01/01/2008 to 12/31/2008         15.560513           9.750963            151.3195
01/01/2009 to 12/31/2009          9.750963          13.308948             73.8000
01/01/2010 to 12/31/2010         13.308948          17.633597             67.6507
01/01/2011 to 12/31/2011         17.633597          17.626057              0.0000
01/01/2012 to 12/31/2012         17.626057          20.110006              0.0000
01/01/2013 to 12/31/2013         20.110006          28.551894              0.0000
01/01/2014 to 12/31/2014         28.551894          29.979091              0.0000
01/01/2015 to 12/31/2015         29.979091          30.241630              0.0000
01/01/2016 to 12/31/2016         30.241630          33.189733              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A) (FORMERLY DWS VARIABLE SERIES II -
DWS SMALL CAP GROWTH VIP SUB-ACCOUNT
 (SERIES II))
01/01/2007 to 04/27/2007          9.665065          10.339877              0.0000
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.159703          15.231368         31,249.2727
01/01/2008 to 12/31/2008         15.231368           9.525987         29,404.3293
01/01/2009 to 12/31/2009          9.525987          12.970768         27,287.3700
01/01/2010 to 12/31/2010         12.970768          17.155450         19,354.8764
01/01/2011 to 12/31/2011         17.155450          17.093865         19,290.9924
01/01/2012 to 12/31/2012         17.093865          19.458084         18,501.6996
01/01/2013 to 12/31/2013         19.458084          27.552818         16,828.0540
01/01/2014 to 12/31/2014         27.552818          28.859903         17,090.6603
01/01/2015 to 12/31/2015         28.859903          29.043406         15,123.7297
01/01/2016 to 12/31/2016         29.043406          31.800773         13,763.9845
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         28.967472          29.995397          3,035.3620
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         17.979973          18.866890          5,644.1237
01/01/2008 to 12/31/2008         18.866890          15.120018          4,684.3309
01/01/2009 to 12/31/2009         15.120018          20.363337          2,604.0200
01/01/2010 to 12/31/2010         20.363337          22.635640          2,265.2094
01/01/2011 to 12/31/2011         22.635640          23.305744          1,205.0008
01/01/2012 to 12/31/2012         23.305744          25.907494            988.5328
01/01/2013 to 12/31/2013         25.907494          27.523853          1,077.6955
01/01/2014 to 12/31/2014         27.523853          28.417062          1,104.7136
01/01/2015 to 12/31/2015         28.417062          27.386840          1,102.0658
01/01/2016 to 04/29/2016         27.386840          28.194811              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.697047          20.060276         15,670.9445
01/01/2008 to 12/31/2008         20.060276          16.702254         14,289.2433
01/01/2009 to 12/31/2009         16.702254          21.636289         12,885.0700
01/01/2010 to 12/31/2010         21.636289          23.897233         11,853.1904
01/01/2011 to 12/31/2011         23.897233          24.841662         11,559.5784
01/01/2012 to 12/31/2012         24.841662          27.151441         10,794.1947
01/01/2013 to 12/31/2013         27.151441          26.887583          9,960.6024
01/01/2014 to 12/31/2014         26.887583          27.804687          9,632.5113
01/01/2015 to 12/31/2015         27.804687          26.762302         28,828.8239
01/01/2016 to 12/31/2016         26.762302          28.467128        286,938.2632
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.080789          18.919602        722,771.4459
01/01/2008 to 12/31/2008         18.919602          15.124411        584,225.4541
01/01/2009 to 12/31/2009         15.124411          20.317210        519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192        465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254        405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361        378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186        345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247        323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264        283,568.6505
01/01/2016 to 04/29/2016         26.914264          27.695839              0.0000
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.265570          14.630624       1,485,940.4058
01/01/2008 to 12/31/2008         14.630624           8.699080       1,318,175.6319
01/01/2009 to 12/31/2009          8.699080          11.263222       1,224,577.7000
01/01/2010 to 12/31/2010         11.263222          12.369630       1,120,293.8513
01/01/2011 to 12/31/2011         12.369630          11.641659         987,619.3230
01/01/2012 to 12/31/2012         11.641659          12.885091         857,991.0856
01/01/2013 to 12/31/2013         12.885091          16.898436         754,758.6576
01/01/2014 to 12/31/2014         16.898436          18.330797         664,359.8467
01/01/2015 to 12/31/2015         18.330797          18.411859         591,855.9892
01/01/2016 to 12/31/2016         18.411859          19.376793         529,058.4030
--------------------------       ---------          ---------       --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         13.714983          13.941628          29,514.0131
01/01/2008 to 12/31/2008         13.941628          10.473103          30,740.5388
01/01/2009 to 12/31/2009         10.473103          14.428137          26,794.0700
01/01/2010 to 12/31/2010         14.428137          16.220596          23,959.1280
01/01/2011 to 12/31/2011         16.220596          16.463990          20,947.3074
01/01/2012 to 12/31/2012         16.463990          18.480624          27,846.9283
01/01/2013 to 12/31/2013         18.480624          19.191818          18,580.1384
01/01/2014 to 12/31/2014         19.191818          19.478994          14,749.1943
01/01/2015 to 12/31/2015         19.478994          18.816902          16,916.4702
01/01/2016 to 12/31/2016         18.816902          20.781468          14,019.2866
--------------------------       ---------          ---------       --------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         12.120524          12.780874          84,160.1456
01/01/2008 to 12/31/2008         12.780874          12.499825         110,824.8541
01/01/2009 to 12/31/2009         12.499825          13.912225         105,908.8100
01/01/2010 to 12/31/2010         13.912225          14.386725         109,191.0070
01/01/2011 to 12/31/2011         14.386725          14.287350          93,933.7013
01/01/2012 to 12/31/2012         14.287350          14.852260          91,471.6493
01/01/2013 to 12/31/2013         14.852260          14.567572          95,074.3214
01/01/2014 to 12/31/2014         14.567572          14.429504          93,757.5009
01/01/2015 to 12/31/2015         14.429504          14.216560         112,096.7285
01/01/2016 to 12/31/2016         14.216560          14.159143         170,946.3323
--------------------------       ---------          ---------       --------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2007 to 12/31/2007         10.128622          10.629051          11,368.9046
01/01/2008 to 12/31/2008         10.629051           5.988695           3,910.3153
01/01/2009 to 07/17/2009          5.988695           5.944169               0.0000
--------------------------       ---------          ---------       --------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.016462          12.465835             572.6625
01/01/2011 to 12/31/2011         12.465835          11.621520          10,711.6126
01/01/2012 to 12/31/2012         11.621520          13.326010           5,297.3511
01/01/2013 to 12/31/2013         13.326010          17.857793           1,308.7319
01/01/2014 to 12/31/2014         17.857793          19.905215           1,912.8135
01/01/2015 to 12/31/2015         19.905215          19.493444           1,899.4041
01/01/2016 to 12/31/2016         19.493444          20.636971             806.4096
--------------------------       ---------          ---------       --------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2007 to 12/31/2007         13.037754          13.291656           5,784.1932
01/01/2008 to 12/31/2008         13.291656           7.108215           3,547.7018
01/01/2009 to 12/31/2009          7.108215           9.686538           3,402.3300
01/01/2010 to 09/24/2010          9.686538          11.054229               0.0000

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2016. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

CLASS B




                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007          18.180489          20.559009        49,045.1493
01/01/2008 to 12/31/2008          20.559009          12.089678        39,057.5895
01/01/2009 to 12/31/2009          12.089678          16.123098        29,914.2300
01/01/2010 to 12/31/2010          16.123098          17.944243        25,658.5638
01/01/2011 to 12/31/2011          17.944243          16.502309        20,197.6082
01/01/2012 to 12/31/2012          16.502309          18.799138        17,539.3485
01/01/2013 to 12/31/2013          18.799138          22.062525        10,966.3777
01/01/2014 to 12/31/2014          22.062525          21.827884        10,159.2298
01/01/2015 to 12/31/2015          21.827884          21.020002         9,407.8850
01/01/2016 to 12/31/2016          21.020002          20.634156         8,135.6786
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          25.897358          29.327190        31,550.3058
01/01/2008 to 12/31/2008          29.327190          17.816451        42,840.2070
01/01/2009 to 12/31/2009          17.816451          25.001149        42,063.4800
01/01/2010 to 12/31/2010          25.001149          27.549595        43,756.5613
01/01/2011 to 12/31/2011          27.549595          24.753205        37,263.4254
01/01/2012 to 12/31/2012          24.753205          29.914327        35,085.2840
01/01/2013 to 12/31/2013          29.914327          38.105586        29,987.7879
01/01/2014 to 12/31/2014          38.105586          38.445013        23,180.4141
01/01/2015 to 12/31/2015          38.445013          40.540352        21,209.8108
01/01/2016 to 12/31/2016          40.540352          40.225018        19,612.7787
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.991996          16.195181         2,636.0768
01/01/2009 to 12/31/2009          16.195181          25.759215         7,106.8100
01/01/2010 to 12/31/2010          25.759215          31.094880         7,742.4220
01/01/2011 to 12/31/2011          31.094880          24.792918         8,354.7054
01/01/2012 to 12/31/2012          24.792918          28.890418         8,567.9413
01/01/2013 to 12/31/2013          28.890418          36.545260         7,199.7767
01/01/2014 to 12/31/2014          36.545260          36.802126         7,211.0985
01/01/2015 to 12/31/2015          36.802126          36.386897         7,152.6852
01/01/2016 to 12/31/2016          36.386897          36.633934         6,926.1788
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         168.747676          97.573231         2,637.5240
01/01/2009 to 12/31/2009          97.573231         134.137714         6,155.7400
01/01/2010 to 12/31/2010         134.137714         156.984055         8,384.3304
01/01/2011 to 12/31/2011         156.984055         148.185068         7,102.3029
01/01/2012 to 12/31/2012         148.185068         172.256160         6,913.7774
01/01/2013 to 12/31/2013         172.256160         220.994344         6,909.3133
01/01/2014 to 12/31/2014         220.994344         236.465020         4,826.0248
01/01/2015 to 12/31/2015         236.465020         249.169117         4,237.3180
01/01/2016 to 12/31/2016         249.169117         269.017172         3,909.5353
--------------------------       ----------         ----------        -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         14.198986          16.164643       1,094,311.3935
01/01/2008 to 12/31/2008         16.164643           9.503099         930,983.3379
01/01/2009 to 12/31/2009          9.503099          12.842236         856,851.5200
01/01/2010 to 12/31/2010         12.842236          13.728420         784,849.5232
01/01/2011 to 12/31/2011         13.728420          12.098150         691,218.7736
01/01/2012 to 12/31/2012         12.098150          14.104148         658,394.0752
01/01/2013 to 12/31/2013         14.104148          17.102922         579,564.1519
01/01/2014 to 12/31/2014         17.102922          14.987713         546,717.9939
01/01/2015 to 12/31/2015         14.987713          13.819733         508,025.4503
01/01/2016 to 12/31/2016         13.819733          14.605411         476,415.9324
--------------------------       ---------          ---------       --------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.219284          10.568199           9,872.4945
01/01/2013 to 12/31/2013         10.568199          11.582847          19,659.1276
01/01/2014 to 12/31/2014         11.582847          12.261112          15,462.5411
01/01/2015 to 12/31/2015         12.261112          12.160685          14,536.0810
01/01/2016 to 12/31/2016         12.160685          12.422836          42,967.8487
--------------------------       ---------          ---------       --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996850           1.040408               0.0000
01/01/2015 to 12/31/2015          1.040408           1.015852               0.0000
01/01/2016 to 12/31/2016          1.015852           1.021713               0.0000
--------------------------       ---------          ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.153421          11.560958          78,687.2378
01/01/2013 to 12/31/2013         11.560958          11.013615          64,229.5813
01/01/2014 to 12/31/2014         11.013615          11.294663          54,908.8288
01/01/2015 to 12/31/2015         11.294663          10.071399          80,579.4510
01/01/2016 to 12/31/2016         10.071399          10.821342          75,737.7857
--------------------------       ---------          ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.974236          10.297225          65,814.7992
01/01/2013 to 12/31/2013         10.297225          11.200807          84,971.8824
01/01/2014 to 12/31/2014         11.200807          11.698501          83,056.3491
01/01/2015 to 12/31/2015         11.698501          11.523323          71,338.4715
01/01/2016 to 12/31/2016         11.523323          11.866670          61,802.6802
--------------------------       ---------          ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.423572          18.188601           5,115.8100
01/01/2010 to 12/31/2010         18.188601          20.764713           5,191.6772
01/01/2011 to 12/31/2011         20.764713          20.956683          11,424.5807
01/01/2012 to 12/31/2012         20.956683          24.082343          14,688.6481
01/01/2013 to 12/31/2013         24.082343          25.963982          22,954.9073
01/01/2014 to 12/31/2014         25.963982          26.446703          21,964.1523
01/01/2015 to 12/31/2015         26.446703          25.023573          21,442.2809
01/01/2016 to 12/31/2016         25.023573          28.124895          20,586.6809
--------------------------       ---------          ---------       --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.145432           9.375546          898,902.5035
01/01/2009 to 12/31/2009          9.375546          12.456502          850,762.0600
01/01/2010 to 12/31/2010         12.456502          14.261852          725,773.5792
01/01/2011 to 12/31/2011         14.261852          13.278301          627,471.1486
01/01/2012 to 12/31/2012         13.278301          16.495575          566,014.5596
01/01/2013 to 12/31/2013         16.495575          16.842986          516,133.9085
01/01/2014 to 12/31/2014         16.842986          18.812389          476,973.5960
01/01/2015 to 12/31/2015         18.812389          18.290851          430,967.1818
01/01/2016 to 12/31/2016         18.290851          18.194191          390,621.5516
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.487126           7.692749        3,247,343.5164
01/01/2012 to 12/31/2012          7.692749           8.989117        2,874,047.2420
01/01/2013 to 12/31/2013          8.989117          12.906402        2,340,718.2792
01/01/2014 to 12/31/2014         12.906402          15.131470        2,154,270.2554
01/01/2015 to 12/31/2015         15.131470          14.318818        1,936,931.5390
01/01/2016 to 12/31/2016         14.318818          14.498235        1,629,901.0051
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.167932          10.361388        1,673,293.9561
01/01/2008 to 12/31/2008         10.361388           4.636803        1,882,751.0198
01/01/2009 to 12/31/2009          4.636803           6.308458        1,900,175.9400
01/01/2010 to 12/31/2010          6.308458           6.677074        1,705,574.4558
01/01/2011 to 04/29/2011          6.677074           7.099800                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010713           1.047990          861,995.8827
01/01/2013 to 12/31/2013          1.047990           1.052652        1,479,332.1236
01/01/2014 to 12/31/2014          1.052652           1.095947        1,111,795.1038
01/01/2015 to 12/31/2015          1.095947           1.035267        1,017,535.9507
01/01/2016 to 12/31/2016          1.035267           1.140487          691,093.1675
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.989012          11.526833          562,462.6008
01/01/2008 to 12/31/2008         11.526833           7.284283          479,137.1863
01/01/2009 to 12/31/2009          7.284283           9.091671          470,628.1100
01/01/2010 to 12/31/2010          9.091671          10.297003          429,712.7986
01/01/2011 to 12/31/2011         10.297003          10.003552          372,244.5892
01/01/2012 to 12/31/2012         10.003552          11.682023          331,441.2073
01/01/2013 to 12/31/2013         11.682023          15.596276          312,727.9147
01/01/2014 to 12/31/2014         15.596276          16.811629          289,063.5138
01/01/2015 to 12/31/2015         16.811629          15.588040          270,307.7552
01/01/2016 to 12/31/2016         15.588040          18.030259          253,254.6920
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         27.957521          27.732058        2,294,755.3848
01/01/2008 to 12/31/2008         27.732058          16.742026        1,991,599.9433
01/01/2009 to 12/31/2009         16.742026          20.889916        1,789,583.2400
01/01/2010 to 12/31/2010         20.889916          25.858287        1,544,524.0034
01/01/2011 to 12/31/2011         25.858287          24.556513        1,324,837.8687
01/01/2012 to 12/31/2012         24.556513          27.772107        1,184,827.2736
01/01/2013 to 12/31/2013         27.772107          35.685485        1,010,159.8372
01/01/2014 to 12/31/2014         35.685485          38.582772          890,433.1187
01/01/2015 to 12/31/2015         38.582772          34.629296          797,379.7505
01/01/2016 to 12/31/2016         34.629296          39.442229          735,351.4305
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.150224          17.207373                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036           46,916.3142
01/01/2013 to 12/31/2013          1.050036           1.149200          123,147.5952
01/01/2014 to 12/31/2014          1.149200           1.212274          147,803.8773
01/01/2015 to 12/31/2015          1.212274           1.206111          420,917.6996
01/01/2016 to 12/31/2016          1.206111           1.223869          586,679.7317
--------------------------        --------           --------          ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.277076           9.843513            1,377.2908
01/01/2009 to 12/31/2009          9.843513          12.499594            5,064.7600
01/01/2010 to 12/31/2010         12.499594          14.698521            7,082.1213
01/01/2011 to 12/31/2011         14.698521          12.992729            5,391.8162
01/01/2012 to 12/31/2012         12.992729          14.778850            6,154.1433
01/01/2013 to 12/31/2013         14.778850          19.368355            4,611.5104
01/01/2014 to 12/31/2014         19.368355          19.933964            4,439.2310
01/01/2015 to 12/31/2015         19.933964          18.195678            4,791.8646
01/01/2016 to 12/31/2016         18.195678          23.416604            4,867.1295
--------------------------       ---------          ---------          ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.493454           6.189533        1,102,739.6876
01/01/2009 to 12/31/2009          6.189533          10.311678        1,018,045.0200
01/01/2010 to 12/31/2010         10.311678          12.573888          892,372.3645
01/01/2011 to 12/31/2011         12.573888          10.080204          807,068.1927
01/01/2012 to 12/31/2012         10.080204          11.817517          771,317.6702
01/01/2013 to 12/31/2013         11.817517          11.072761          751,255.9339
01/01/2014 to 12/31/2014         11.072761          10.206795          746,162.6117
01/01/2015 to 12/31/2015         10.206795           8.674616          746,443.0346
01/01/2016 to 12/31/2016          8.674616           9.537906          681,273.6433
--------------------------       ---------          ---------        --------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.602674          13.454401                0.0000
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988083           9.767007           22,478.3298
01/01/2012 to 12/31/2012          9.767007          10.054067           37,926.1028
01/01/2013 to 12/31/2013         10.054067          10.029369           31,351.5397
01/01/2014 to 12/31/2014         10.029369           9.994549           48,996.3299
01/01/2015 to 12/31/2015          9.994549           9.794250           71,969.4221
01/01/2016 to 12/31/2016          9.794250           9.960714           67,259.4787
--------------------------       ---------          ---------        --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.788310          12.200953                0.0000
01/01/2011 to 12/31/2011         12.200953          11.991877                0.0000
01/01/2012 to 12/31/2012         11.991877          13.513736                0.0000
01/01/2013 to 12/31/2013         13.513736          13.464108                0.0000
01/01/2014 to 12/31/2014         13.464108          13.428355                0.0000
01/01/2015 to 12/31/2015         13.428355          12.690835                0.0000
01/01/2016 to 12/31/2016         12.690835          12.623854                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP RESEARCH
SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          7.081403           8.476756            1,213.6500
01/01/2010 to 12/31/2010          8.476756           9.392538            2,752.8959
01/01/2011 to 12/31/2011          9.392538           9.278453            1,076.5609
01/01/2012 to 12/31/2012          9.278453          10.367592            1,582.8394
01/01/2013 to 12/31/2013         10.367592          13.717390            7,828.0789
01/01/2014 to 12/31/2014         13.717390          15.341207            4,873.7284
01/01/2015 to 12/31/2015         15.341207          15.795138            4,869.3354
01/01/2016 to 12/31/2016         15.795138          16.851336            6,132.7770
--------------------------       ---------          ---------            ----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.042619          13.231586          317,277.2361
01/01/2008 to 12/31/2008         13.231586           7.722094        3,840,682.0826
01/01/2009 to 12/31/2009          7.722094          10.100668        3,504,983.5700
01/01/2010 to 12/31/2010         10.100668          11.603880        3,319,453.8282
01/01/2011 to 12/31/2011         11.603880          10.781962        2,974,570.0289
01/01/2012 to 12/31/2012         10.781962          12.411214        2,863,186.0500
01/01/2013 to 12/31/2013         12.411214          15.849987        3,012,187.3011
01/01/2014 to 12/31/2014         15.849987          16.424966        2,359,252.8177
01/01/2015 to 12/31/2015         16.424966          15.871355        2,144,347.8966
01/01/2016 to 12/31/2016         15.871355          17.055870        1,850,596.3118
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.001185          10.465180           29,368.5301
01/01/2013 to 12/31/2013         10.465180          11.801777          195,730.6705
01/01/2014 to 12/31/2014         11.801777          12.760543          214,957.1040
01/01/2015 to 12/31/2015         12.760543          12.068797          190,703.8577
01/01/2016 to 12/31/2016         12.068797          12.896529          192,698.7753
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006           35,509.6706
01/01/2014 to 12/31/2014          1.129006           1.216413           76,593.6832
01/01/2015 to 12/31/2015          1.216413           1.184966          563,022.2692
01/01/2016 to 12/31/2016          1.184966           1.219455          599,886.5937
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.047013          17.934775        2,133,704.5264
01/01/2008 to 12/31/2008         17.934775          10.197634        1,899,633.7142
01/01/2009 to 12/31/2009         10.197634          13.236719        1,720,344.5400
01/01/2010 to 12/31/2010         13.236719          14.548673        1,551,526.9124
01/01/2011 to 12/31/2011         14.548673          12.816060        1,361,315.7117
01/01/2012 to 12/31/2012         12.816060          14.755778        1,230,657.8745
01/01/2013 to 12/31/2013         14.755778          17.355494        1,085,369.2547
01/01/2014 to 12/31/2014         17.355494          15.924843        1,015,645.7276
01/01/2015 to 12/31/2015         15.924843          15.424892          981,709.0798
01/01/2016 to 12/31/2016         15.424892          15.077303          930,377.8329
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.749914          13.088605          962,079.3573
01/01/2008 to 12/31/2008         13.088605           6.872158          820,745.1277
01/01/2009 to 12/31/2009          6.872158          10.657745          735,115.9400
01/01/2010 to 12/31/2010         10.657745          13.881861          635,207.3291
01/01/2011 to 12/31/2011         13.881861          12.741688          528,116.2523
01/01/2012 to 12/31/2012         12.741688          13.729784          479,524.0023
01/01/2013 to 12/31/2013         13.729784          18.822369          417,637.0411
01/01/2014 to 12/31/2014         18.822369          18.748923          364,092.6956
01/01/2015 to 12/31/2015         18.748923          17.559642          324,120.8057
01/01/2016 to 12/31/2016         17.559642          15.850571          293,983.6890
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.304552          20.226655           56,892.9112
01/01/2008 to 12/31/2008         20.226655          11.855415           45,162.6395
01/01/2009 to 12/31/2009         11.855415          16.343625           41,975.9500
01/01/2010 to 12/31/2010         16.343625          18.683400           40,065.1329
01/01/2011 to 12/31/2011         18.683400          16.875548           28,798.6598
01/01/2012 to 12/31/2012         16.875548          20.163307           25,662.9198
01/01/2013 to 12/31/2013         20.163307          25.273996           53,220.8822
01/01/2014 to 12/31/2014         25.273996          25.456537           47,589.7111
01/01/2015 to 12/31/2015         25.456537          26.090558           41,365.9972
01/01/2016 to 12/31/2016         26.090558          25.787270           38,108.0506
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         20.005792          20.189157           86,591.4665
01/01/2008 to 12/31/2008         20.189157          11.481842           70,704.2828
01/01/2009 to 12/31/2009         11.481842          14.843788           57,382.9500
01/01/2010 to 12/31/2010         14.843788          15.719856           51,837.0673
01/01/2011 to 04/29/2011         15.719856          17.538619                0.0000
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           6.569280            7,784.9071
01/01/2009 to 12/31/2009          6.569280           8.591113           18,647.4400
01/01/2010 to 12/31/2010          8.591113           9.120547           13,964.0239
01/01/2011 to 12/31/2011          9.120547           8.373692           90,429.4051
01/01/2012 to 12/31/2012          8.373692          10.090892           77,112.3056
01/01/2013 to 04/26/2013         10.090892          10.727673                0.0000
--------------------------       ---------          ---------           -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588                0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260                0.0000
01/01/2016 to 12/31/2016          0.965260           1.057716          161,665.1238
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.720714          12.964097          136,722.3700
01/01/2010 to 12/31/2010         12.964097          13.776063          139,449.1644
01/01/2011 to 12/31/2011         13.776063          15.098543          122,946.6354
01/01/2012 to 12/31/2012         15.098543          16.247044          120,984.2065
01/01/2013 to 12/31/2013         16.247044          14.535178           98,564.5589
01/01/2014 to 12/31/2014         14.535178          14.747780           85,945.4712
01/01/2015 to 12/31/2015         14.747780          14.090470           84,798.5512
01/01/2016 to 12/31/2016         14.090470          14.587073           78,467.6018
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.564918          13.326509        4,996,074.1802
01/01/2008 to 12/31/2008         13.326509          13.194597        4,115,797.8116
01/01/2009 to 12/31/2009         13.194597          15.356937        3,882,929.9700
01/01/2010 to 12/31/2010         15.356937          16.380770        3,609,585.9066
01/01/2011 to 12/31/2011         16.380770          16.665641        3,158,874.8786
01/01/2012 to 12/31/2012         16.665641          17.956240        2,879,622.0633
01/01/2013 to 12/31/2013         17.956240          17.367454        2,575,386.1671
01/01/2014 to 12/31/2014         17.367454          17.843899        2,352,106.1902
01/01/2015 to 12/31/2015         17.843899          17.596714        2,091,422.7245
01/01/2016 to 12/31/2016         17.596714          17.804916        1,863,730.3217
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.772567          10.939129          8,532.0028
01/01/2013 to 12/31/2013         10.939129          10.299529         18,707.4898
01/01/2014 to 12/31/2014         10.299529          10.923814            786.2353
01/01/2015 to 12/31/2015         10.923814          10.818275            779.3887
01/01/2016 to 12/31/2016         10.818275          10.808400          5,392.3147
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216095          10.753200            661.2216
01/01/2014 to 12/31/2014         10.753200          11.519972          2,538.2963
01/01/2015 to 12/31/2015         11.519972          11.217665         42,426.9867
01/01/2016 to 12/31/2016         11.217665          11.566774         38,827.1125
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.068149        116,613.3500
01/01/2013 to 12/31/2013          1.068149           1.159797        125,181.9119
01/01/2014 to 12/31/2014          1.159797           1.232184        119,672.2938
01/01/2015 to 12/31/2015          1.232184           1.204372         69,611.7899
01/01/2016 to 12/31/2016          1.204372           1.254766         62,512.3876
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.805560          10.555519        568,420.8200
01/01/2010 to 12/31/2010         10.555519          11.682751        500,424.4526
01/01/2011 to 12/31/2011         11.682751          11.642906        509,016.8278
01/01/2012 to 12/31/2012         11.642906          12.954905        449,789.1324
01/01/2013 to 12/31/2013         12.954905          14.426778        424,001.1963
01/01/2014 to 12/31/2014         14.426778          15.053018        397,288.0803
01/01/2015 to 12/31/2015         15.053018          14.552333        368,305.1133
01/01/2016 to 12/31/2016         14.552333          15.180036        338,056.7881
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.105854          10.003688        337,070.0300
01/01/2010 to 12/31/2010         10.003688          11.260907        415,301.1672
01/01/2011 to 12/31/2011         11.260907          10.868245        404,144.2941
01/01/2012 to 12/31/2012         10.868245          12.327324        375,677.3665
01/01/2013 to 12/31/2013         12.327324          14.352831        386,753.4539
01/01/2014 to 12/31/2014         14.352831          14.914593        301,255.3357
01/01/2015 to 12/31/2015         14.914593          14.367352        293,187.3427
01/01/2016 to 12/31/2016         14.367352          15.142268        254,131.3815
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         57.322718          58.790098        462,648.1547
01/01/2008 to 12/31/2008         58.790098          36.989355        408,615.4821
01/01/2009 to 12/31/2009         36.989355          43.286415        373,523.2900
01/01/2010 to 12/31/2010         43.286415          50.081055        334,645.6953
01/01/2011 to 12/31/2011         50.081055          47.525399        290,480.7679
01/01/2012 to 12/31/2012         47.525399          55.423980        249,711.0096
01/01/2013 to 12/31/2013         55.423980          73.285175        210,015.6826
01/01/2014 to 12/31/2014         73.285175          82.069803        180,558.8692
01/01/2015 to 12/31/2015         82.069803          78.248028        164,487.8921
01/01/2016 to 12/31/2016         78.248028          89.663082        142,463.5448
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.676303          57.963907        2,274,885.1085
01/01/2008 to 12/31/2008         57.963907          36.390485        1,902,966.3943
01/01/2009 to 12/31/2009         36.390485          42.484860        1,677,205.1000
01/01/2010 to 12/31/2010         42.484860          49.024477        1,488,563.8264
01/01/2011 to 12/31/2011         49.024477          46.405570        1,307,682.1382
01/01/2012 to 12/31/2012         46.405570          53.983597        1,147,503.7026
01/01/2013 to 12/31/2013         53.983597          71.213135          975,167.2712
01/01/2014 to 12/31/2014         71.213135          79.549130          855,158.8242
01/01/2015 to 12/31/2015         79.549130          75.630276          760,709.6912
01/01/2016 to 12/31/2016         75.630276          86.469568          679,304.7708
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.635138          13.559101           91,862.4833
01/01/2008 to 12/31/2008         13.559101           8.196072           68,269.2161
01/01/2009 to 12/31/2009          8.196072          10.491570           65,403.4300
01/01/2010 to 04/30/2010         10.491570          11.209019                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.420410           9.767155        1,555,557.4566
01/01/2008 to 12/31/2008          9.767155           5.802712        1,368,774.0508
01/01/2009 to 12/31/2009          5.802712           8.323983        1,271,141.6700
01/01/2010 to 12/31/2010          8.323983          10.480662        1,096,246.7216
01/01/2011 to 12/31/2011         10.480662          10.164966          936,112.4789
01/01/2012 to 12/31/2012         10.164966          11.394364          867,641.7793
01/01/2013 to 12/31/2013         11.394364          15.345991          784,285.7231
01/01/2014 to 12/31/2014         15.345991          17.065785          696,587.9359
01/01/2015 to 12/31/2015         17.065785          17.951590          615,808.6510
01/01/2016 to 12/31/2016         17.951590          18.802330          631,461.9930
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.516872          21.181830          237,900.4983
01/01/2008 to 12/31/2008         21.181830          11.645978          233,944.9914
01/01/2009 to 12/31/2009         11.645978          13.997455          245,727.7800
01/01/2010 to 12/31/2010         13.997455          14.749953          236,344.4745
01/01/2011 to 12/31/2011         14.749953          11.616925          214,734.2561
01/01/2012 to 12/31/2012         11.616925          13.673094          207,647.2451
01/01/2013 to 12/31/2013         13.673094          15.524057          183,997.9197
01/01/2014 to 12/31/2014         15.524057          14.796430          173,039.0410
01/01/2015 to 12/31/2015         14.796430          14.274091          163,446.2368
01/01/2016 to 12/31/2016         14.274091          14.786568          145,984.5237
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         16.820278          16.119922            3,991.2349
01/01/2014 to 12/31/2014         16.119922          16.763690            7,155.2446
01/01/2015 to 12/31/2015         16.763690          16.521318            8,983.0589
01/01/2016 to 12/31/2016         16.521318          16.631549           11,492.8430
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         46.404498          48.511491           77,062.2091
01/01/2008 to 12/31/2008         48.511491          46.082096           67,919.6938
01/01/2009 to 12/31/2009         46.082096          49.614569           66,289.4300
01/01/2010 to 12/31/2010         49.614569          52.872659           64,680.4054
01/01/2011 to 12/31/2011         52.872659          55.426490           57,357.3936
01/01/2012 to 12/31/2012         55.426490          58.631517           60,291.0528
01/01/2013 to 12/31/2013         58.631517          57.233781           46,733.6523
01/01/2014 to 12/31/2014         57.233781          60.281435           41,236.9592
01/01/2015 to 12/31/2015         60.281435          59.645923           39,006.6099
01/01/2016 to 12/31/2016         59.645923          60.502059           56,055.7729
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.006542          11.357631          158,964.4200
01/01/2010 to 12/31/2010         11.357631          13.419616          160,666.6038
01/01/2011 to 12/31/2011         13.419616          12.049544          135,978.0988
01/01/2012 to 12/31/2012         12.049544          13.588812          118,749.6096
01/01/2013 to 12/31/2013         13.588812          17.985305          103,372.0092
01/01/2014 to 12/31/2014         17.985305          19.313315           95,418.6070
01/01/2015 to 12/31/2015         19.313315          20.240637           80,651.4873
01/01/2016 to 12/31/2016         20.240637          19.976258           78,389.4955
--------------------------       ---------          ---------          ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
04/30/2007 to 12/31/2007         15.582037          16.299852          196,512.1398
01/01/2008 to 12/31/2008         16.299852           9.218816          156,944.7812
01/01/2009 to 05/01/2009          9.218816           8.767882                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.379339          10.726990        1,479,458.9527
01/01/2008 to 12/31/2008         10.726990          10.852384        2,369,639.8651
01/01/2009 to 12/31/2009         10.852384          10.728603        1,271,921.9100
01/01/2010 to 12/31/2010         10.728603          10.579444          827,032.2547
01/01/2011 to 12/31/2011         10.579444          10.432759          800,182.8141
01/01/2012 to 12/31/2012         10.432759          10.286924          543,756.9543
01/01/2013 to 12/31/2013         10.286924          10.143906          454,324.8768
01/01/2014 to 12/31/2014         10.143906          10.002876          336,698.0844
01/01/2015 to 12/31/2015         10.002876           9.863807          359,405.9280
01/01/2016 to 12/31/2016          9.863807           9.737579          284,562.6929
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.862235          13.028539          541,093.0646
01/01/2008 to 12/31/2008         13.028539           8.151742          512,829.9413
01/01/2009 to 12/31/2009          8.151742          11.218662          455,668.4700
01/01/2010 to 12/31/2010         11.218662          12.314380          431,137.9917
01/01/2011 to 12/31/2011         12.314380          12.170454          363,797.3759
01/01/2012 to 12/31/2012         12.170454          13.867318          708,976.5909
01/01/2013 to 12/31/2013         13.867318          18.697531          637,358.0732
01/01/2014 to 12/31/2014         18.697531          20.049645          551,761.4615
01/01/2015 to 12/31/2015         20.049645          21.854672          490,183.2583
01/01/2016 to 12/31/2016         21.854672          21.522863          451,465.9437
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.157247          10.319460        1,164,149.7768
01/01/2008 to 12/31/2008         10.319460           5.500886        1,031,663.6827
01/01/2009 to 12/31/2009          5.500886           7.795018          920,357.3200
01/01/2010 to 12/31/2010          7.795018           8.408984          800,021.1003
01/01/2011 to 12/31/2011          8.408984           8.177831          702,653.3920
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.561403          11.176208          279,360.3341
01/01/2008 to 12/31/2008         11.176208           6.467885          269,026.5994
01/01/2009 to 12/31/2009          6.467885           8.270691          249,470.7800
01/01/2010 to 12/31/2010          8.270691          10.712388          211,043.0950
01/01/2011 to 12/31/2011         10.712388          10.853762          172,959.0012
01/01/2012 to 12/31/2012         10.853762          11.867994          152,441.3182
01/01/2013 to 12/31/2013         11.867994          17.364975          133,454.5143
01/01/2014 to 12/31/2014         17.364975          17.283597          111,937.5032
01/01/2015 to 12/31/2015         17.283597          17.286548           96,392.7439
01/01/2016 to 12/31/2016         17.286548          18.077045           88,248.4360
--------------------------       ---------          ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.713153          14.264505            5,823.4100
01/01/2010 to 12/31/2010         14.264505          17.243796            8,699.6544
01/01/2011 to 12/31/2011         17.243796          14.240851            5,765.4832
01/01/2012 to 12/31/2012         14.240851          16.555969            6,127.4973
01/01/2013 to 12/31/2013         16.555969          20.832100           12,843.2406
01/01/2014 to 12/31/2014         20.832100          19.167239           12,672.8324
01/01/2015 to 12/31/2015         19.167239          19.988522           12,761.5474
01/01/2016 to 12/31/2016         19.988522          20.859055           12,281.4739
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         54.491932          55.564400           60,072.3647
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         19.692998          20.389610            1,920.2283
01/01/2008 to 12/31/2008         20.389610          13.503357            2,728.7651
01/01/2009 to 12/31/2009         13.503357          16.496076          309,507.3500
01/01/2010 to 12/31/2010         16.496076          18.905667          269,289.3650
01/01/2011 to 12/31/2011         18.905667          17.795573          230,997.2588
01/01/2012 to 12/31/2012         17.795573          19.405234          204,998.3097
01/01/2013 to 12/31/2013         19.405234          25.464845          173,253.9292
01/01/2014 to 12/31/2014         25.464845          27.912558          145,791.3374
01/01/2015 to 12/31/2015         27.912558          27.541898          130,535.7435
01/01/2016 to 04/29/2016         27.541898          27.722934                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.832183          12.611970        1,866,339.3225
01/01/2008 to 12/31/2008         12.611970           7.411236        1,539,768.7032
01/01/2009 to 05/01/2009          7.411236           7.328008                0.0000
--------------------------       ---------          ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.599039          15.032974        2,649,247.5448
01/01/2008 to 12/31/2008         15.032974           8.974351        2,343,989.2321
01/01/2009 to 12/31/2009          8.974351          11.666208        2,209,612.0000
01/01/2010 to 12/31/2010         11.666208          12.863512        1,986,424.9432
01/01/2011 to 12/31/2011         12.863512          12.154912        1,693,422.9569
01/01/2012 to 12/31/2012         12.154912          13.507356        1,511,819.7715
01/01/2013 to 12/31/2013         13.507356          17.785459        1,310,388.0076
01/01/2014 to 12/31/2014         17.785459          19.370331        1,131,483.5115
01/01/2015 to 12/31/2015         19.370331          19.533971          944,692.5227
01/01/2016 to 12/31/2016         19.533971          20.640095          845,180.2221
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.947997          14.224312           32,910.0777
01/01/2015 to 12/31/2015         14.224312          13.944426           38,476.3536
01/01/2016 to 12/31/2016         13.944426          14.373477           93,675.9347
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.552711          14.959931        2,357,224.4496
01/01/2015 to 12/31/2015         14.959931          14.593613        2,100,975.0502
01/01/2016 to 12/31/2016         14.593613          15.266804        1,874,925.0076
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.159705          11.655090          895,535.4789
01/01/2008 to 12/31/2008         11.655090           9.119270          956,263.2877
01/01/2009 to 12/31/2009          9.119270          11.052490        1,056,137.4600
01/01/2010 to 12/31/2010         11.052490          12.087115          947,386.9188
01/01/2011 to 12/31/2011         12.087115          12.131028          933,875.1336
01/01/2012 to 12/31/2012         12.131028          13.266703        1,165,345.8123
01/01/2013 to 12/31/2013         13.266703          14.270071          926,980.6147
01/01/2014 to 04/25/2014         14.270071          14.387473                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.605616          12.153713        2,439,714.8508
01/01/2008 to 12/31/2008         12.153713           8.817939        2,457,699.5216
01/01/2009 to 12/31/2009          8.817939          10.963654        2,467,051.0500
01/01/2010 to 12/31/2010         10.963654          12.151831        2,401,709.9166
01/01/2011 to 12/31/2011         12.151831          11.969236        2,310,722.6790
01/01/2012 to 12/31/2012         11.969236          13.264763        2,224,715.5658
01/01/2013 to 12/31/2013         13.264763          14.941129        1,858,370.6036
01/01/2014 to 04/25/2014         14.941129          15.007289                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.965675          15.501026        5,420,296.8907
01/01/2015 to 12/31/2015         15.501026          15.091729        5,010,516.7370
01/01/2016 to 12/31/2016         15.091729          15.939318        4,660,815.8390
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.126242          12.540561        1,247,614.2709
01/01/2008 to 12/31/2008         12.540561           8.416529        8,740,591.3600
01/01/2009 to 12/31/2009          8.416529          10.651271        8,415,942.3600
01/01/2010 to 12/31/2010         10.651271          11.930159        7,953,369.5881
01/01/2011 to 12/31/2011         11.930159          11.564314        7,265,321.2544
01/01/2012 to 12/31/2012         11.564314          12.991262        6,739,102.5150
01/01/2013 to 12/31/2013         12.991262          15.298349        5,819,812.9422
01/01/2014 to 04/25/2014         15.298349          15.319850                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.938744          15.562407        5,314,642.6254
01/01/2015 to 12/31/2015         15.562407          15.085754        4,938,241.9708
01/01/2016 to 12/31/2016         15.085754          16.087043        4,521,235.5140
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.785659          13.199806       1,728,216.5813
01/01/2008 to 12/31/2008         13.199806           8.086995       9,548,418.2379
01/01/2009 to 12/31/2009          8.086995          10.374777       8,937,190.6700
01/01/2010 to 12/31/2010         10.374777          11.815290       8,026,572.1466
01/01/2011 to 12/31/2011         11.815290          11.200053       6,891,088.9527
01/01/2012 to 12/31/2012         11.200053          12.779627       6,165,652.7323
01/01/2013 to 12/31/2013         12.779627          15.867726       5,522,679.8106
01/01/2014 to 04/25/2014         15.867726          15.803613               0.0000
--------------------------       ---------          ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           7.033638           4,497.7500
01/01/2009 to 12/31/2009          7.033638           8.916144           9,115.4400
01/01/2010 to 12/31/2010          8.916144           9.675478          53,016.3512
01/01/2011 to 12/31/2011          9.675478           9.373272          61,226.0577
01/01/2012 to 12/31/2012          9.373272          10.732527          64,869.3635
01/01/2013 to 04/26/2013         10.732527          11.554139               0.0000
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.867217          13.209784         569,525.9290
01/01/2008 to 12/31/2008         13.209784          10.114637         484,924.5747
01/01/2009 to 12/31/2009         10.114637          11.799634         448,795.2600
01/01/2010 to 12/31/2010         11.799634          12.775706         401,419.8278
01/01/2011 to 12/31/2011         12.775706          12.870452         353,499.8014
01/01/2012 to 12/31/2012         12.870452          14.125725         307,095.4676
01/01/2013 to 12/31/2013         14.125725          16.534079         268,241.9579
01/01/2014 to 12/31/2014         16.534079          17.667850         242,540.0388
01/01/2015 to 12/31/2015         17.667850          17.352605         206,343.0367
01/01/2016 to 12/31/2016         17.352605          18.638208         187,721.6412
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.982457          11.145871           7,070.1581
01/01/2009 to 12/31/2009         11.145871          13.253374          14,732.4200
01/01/2010 to 12/31/2010         13.253374          14.530243          23,267.6144
01/01/2011 to 12/31/2011         14.530243          14.420207          28,797.0102
01/01/2012 to 12/31/2012         14.420207          16.539022          29,135.9243
01/01/2013 to 12/31/2013         16.539022          22.080341          76,920.4237
01/01/2014 to 12/31/2014         22.080341          24.073061          70,804.3224
01/01/2015 to 12/31/2015         24.073061          23.651857          58,562.0427
01/01/2016 to 12/31/2016         23.651857          26.610544          54,352.3077
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           6.600141          31,595.2696
01/01/2009 to 12/31/2009          6.600141           8.127948         100,837.2700
01/01/2010 to 12/31/2010          8.127948           8.898507         109,535.3959
01/01/2011 to 12/31/2011          8.898507           8.727061         104,082.0641
01/01/2012 to 12/31/2012          8.727061           9.802627          97,105.6402
01/01/2013 to 04/26/2013          9.802627          10.737897               0.0000
--------------------------       ---------          ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.072182          25.065607         132,425.7038
01/01/2014 to 12/31/2014         25.065607          24.642861         124,537.8219
01/01/2015 to 12/31/2015         24.642861          24.392597         118,468.9827
01/01/2016 to 12/31/2016         24.392597          28.477956         108,323.4153
--------------------------       ---------          ---------       --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         20.017152          21.761503                0.0000
--------------------------       ---------          ---------                ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.073431          13.336444                0.0000
--------------------------       ---------          ---------                ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.676092          15.683126          238,549.1532
01/01/2008 to 12/31/2008         15.683126           9.541425          224,016.7438
01/01/2009 to 12/31/2009          9.541425          12.867595          203,177.1000
01/01/2010 to 12/31/2010         12.867595          15.589341          184,524.9258
01/01/2011 to 12/31/2011         15.589341          14.561957          161,598.5269
01/01/2012 to 12/31/2012         14.561957          15.117416          145,340.9191
01/01/2013 to 04/26/2013         15.117416          16.391440                0.0000
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.123929          15.207568        1,541,185.1746
01/01/2008 to 12/31/2008         15.207568           8.697349        1,365,435.5781
01/01/2009 to 12/31/2009          8.697349          12.267470        1,233,179.5400
01/01/2010 to 12/31/2010         12.267470          14.122483        1,067,736.8364
01/01/2011 to 12/31/2011         14.122483          13.740600          911,275.1699
01/01/2012 to 12/31/2012         13.740600          16.078756          843,220.3481
01/01/2013 to 12/31/2013         16.078756          22.002126          748,591.7357
01/01/2014 to 12/31/2014         22.002126          23.611139          650,352.6526
01/01/2015 to 12/31/2015         23.611139          25.730527          552,662.1083
01/01/2016 to 12/31/2016         25.730527          25.761459          519,281.6048
--------------------------       ---------          ---------        --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.727785          15.906297          229,887.7466
01/01/2008 to 12/31/2008         15.906297           9.988194          198,964.6469
01/01/2009 to 12/31/2009          9.988194          13.654627          189,293.9000
01/01/2010 to 12/31/2010         13.654627          18.132218          178,492.0684
01/01/2011 to 12/31/2011         18.132218          18.139410          152,937.8073
01/01/2012 to 12/31/2012         18.139410          20.731411          151,077.4732
01/01/2013 to 12/31/2013         20.731411          29.473380          132,492.8432
01/01/2014 to 12/31/2014         29.473380          30.995321          114,573.6278
01/01/2015 to 12/31/2015         30.995321          31.317447          108,803.4921
01/01/2016 to 12/31/2016         31.317447          34.428133          137,282.9340
--------------------------       ---------          ---------        --------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.910544          18.813900                0.0000
01/01/2011 to 12/31/2011         18.813900          15.459213                0.0000
01/01/2012 to 12/31/2012         15.459213          15.636178                0.0000
01/01/2013 to 12/31/2013         15.636178          17.077069                0.0000
01/01/2014 to 12/31/2014         17.077069          13.669772                0.0000
01/01/2015 to 12/31/2015         13.669772           9.063939                0.0000
01/01/2016 to 12/31/2016          9.063939          12.847424                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         31.570627          32.777715           13,757.2394
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007      19.215033          20.205784               8,016.5064
01/01/2008 to 12/31/2008      20.205784          17.783915              11,457.4822
01/01/2009 to 12/31/2009      17.783915          23.339258              11,398.8100
01/01/2010 to 12/31/2010      23.339258          25.817038              12,605.5013
01/01/2011 to 12/31/2011      25.817038          26.382895              13,872.2609
01/01/2012 to 12/31/2012      26.382895          29.038399              15,902.5844
01/01/2013 to 12/31/2013      29.038399          29.077016              12,571.5891
01/01/2014 to 12/31/2014      29.077016          29.987037              12,388.8397
01/01/2015 to 12/31/2015      29.987037          29.187014              12,227.6631
01/01/2016 to 04/29/2016      29.187014          29.937553                   0.0000
--------------------------    ---------          ---------              -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016      29.991488          31.107723             721,832.7539
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007      16.150224          17.207373                   0.0000
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.503458          19.439891           2,385,792.5670
01/01/2008 to 12/31/2008      19.439891          15.602834           1,972,521.5350
01/01/2009 to 12/31/2009      15.602834          21.043810           1,814,859.2100
01/01/2010 to 12/31/2010      21.043810          23.441889           1,584,525.2231
01/01/2011 to 12/31/2011      23.441889          24.147479           1,220,739.4138
01/01/2012 to 12/31/2012      24.147479          26.892804           1,094,792.7197
01/01/2013 to 12/31/2013      26.892804          28.634885             955,330.1494
01/01/2014 to 12/31/2014      28.634885          29.600344             851,587.4555
01/01/2015 to 12/31/2015      29.600344          28.554137             764,570.0995
01/01/2016 to 04/29/2016      28.554137          29.421994                   0.0000
--------------------------    ---------          ---------           --------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007      16.183832          16.466350             122,252.2043
01/01/2008 to 12/31/2008      16.466350          11.180272              95,573.7492
01/01/2009 to 12/31/2009      11.180272          14.051174              71,605.3100
01/01/2010 to 12/31/2010      14.051174          15.602673              64,392.3712
01/01/2011 to 12/31/2011      15.602673          15.681839              53,149.4556
01/01/2012 to 12/31/2012      15.681839          18.447751              44,166.9111
01/01/2013 to 12/31/2013      18.447751          24.088215              32,285.3015
01/01/2014 to 12/31/2014      24.088215          26.760624              28,795.7932
01/01/2015 to 12/31/2015      26.760624          25.585629              25,055.1293
01/01/2016 to 12/31/2016      25.585629          28.672290              22,476.1571

CLASS B



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          25.648127          29.015768         7,287.9249
01/01/2008 to 12/31/2008          29.015768          17.609553        16,560.8155
01/01/2009 to 12/31/2009          17.609553          24.686123        33,698.6800
01/01/2010 to 12/31/2010          24.686123          27.175296        56,871.6009
01/01/2011 to 12/31/2011          27.175296          24.392523        76,681.7296
01/01/2012 to 12/31/2012          24.392523          29.448836        72,803.3023
01/01/2013 to 12/31/2013          29.448836          37.475161        64,058.6101
01/01/2014 to 12/31/2014          37.475161          37.771172        60,564.2115
01/01/2015 to 12/31/2015          37.771172          39.789968        54,386.7835
01/01/2016 to 12/31/2016          39.789968          39.441013        49,849.1557
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.673561          16.023082         4,775.8293
01/01/2009 to 12/31/2009          16.023082          25.460029        13,393.2000
01/01/2010 to 12/31/2010          25.460029          30.703040        22,480.2509
01/01/2011 to 12/31/2011          30.703040          24.456039        31,041.7147
01/01/2012 to 12/31/2012          24.456039          28.469236        30,073.9907
01/01/2013 to 12/31/2013          28.469236          35.976513        25,411.0037
01/01/2014 to 12/31/2014          35.976513          36.193153        25,410.8494
01/01/2015 to 12/31/2015          36.193153          35.749000        23,682.6164
01/01/2016 to 12/31/2016          35.749000          35.955730        21,201.5470
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         164.707097          95.172164         1,817.9992
01/01/2009 to 12/31/2009          95.172164         130.706105         6,031.5400
01/01/2010 to 12/31/2010         130.706105         152.815227        11,308.1341
01/01/2011 to 12/31/2011         152.815227         144.105982        12,893.7884
01/01/2012 to 12/31/2012         144.105982         167.346219        12,305.9186
01/01/2013 to 12/31/2013         167.346219         214.480710        10,963.9128
01/01/2014 to 12/31/2014         214.480710         229.265986         9,948.3311
01/01/2015 to 12/31/2015         229.265986         241.341812         8,639.6949
01/01/2016 to 12/31/2016         241.341812         260.305987         7,747.8491
--------------------------       ----------         ----------        -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.208984          10.550465        11,814.9398
01/01/2013 to 12/31/2013          10.550465          11.551854        21,045.4866
01/01/2014 to 12/31/2014          11.551854          12.216082        20,935.3392
01/01/2015 to 12/31/2015          12.216082          12.103911        20,177.9622
01/01/2016 to 12/31/2016          12.103911          12.352480        19,681.9649
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996837           1.039690             0.0000
01/01/2015 to 12/31/2015           1.039690           1.014136             0.0000
01/01/2016 to 12/31/2016           1.014136           1.018967             0.0000
--------------------------       ----------         ----------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.141882          11.541250        45,180.7926
01/01/2013 to 12/31/2013          11.541250          10.983847        89,069.8353
01/01/2014 to 12/31/2014          10.983847          11.252874        75,754.9418
01/01/2015 to 12/31/2015          11.252874          10.024096        59,009.5917
01/01/2016 to 12/31/2016          10.024096          10.759754        54,378.0191
--------------------------       ----------         ----------        -----------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.964181          10.279944         50,605.5430
01/01/2013 to 12/31/2013         10.279944          11.170834         63,211.6812
01/01/2014 to 12/31/2014         11.170834          11.655534         56,218.5443
01/01/2015 to 12/31/2015         11.655534          11.469519         45,595.5185
01/01/2016 to 12/31/2016         11.469519          11.799458         41,762.7647
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.241760          17.947491         10,116.6600
01/01/2010 to 12/31/2010         17.947491          20.468988         13,452.9503
01/01/2011 to 12/31/2011         20.468988          20.637627         11,490.2482
01/01/2012 to 12/31/2012         20.637627          23.691878         19,598.0270
01/01/2013 to 12/31/2013         23.691878          25.517482         23,295.0321
01/01/2014 to 12/31/2014         25.517482          25.965923         26,955.7318
01/01/2015 to 12/31/2015         25.965923          24.544095         25,097.4914
01/01/2016 to 12/31/2016         24.544095          27.558429         23,661.5831
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.077087           9.331819        119,385.5653
01/01/2009 to 12/31/2009          9.331819          12.386008        123,328.4800
01/01/2010 to 12/31/2010         12.386008          14.166987        105,430.5943
01/01/2011 to 12/31/2011         14.166987          13.176814         96,052.4963
01/01/2012 to 12/31/2012         13.176814          16.353057         86,701.1532
01/01/2013 to 12/31/2013         16.353057          16.680772         80,628.9746
01/01/2014 to 12/31/2014         16.680772          18.612590         67,232.9778
01/01/2015 to 12/31/2015         18.612590          18.078496         63,740.9763
01/01/2016 to 12/31/2016         18.078496          17.964995         57,873.0808
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.419433           7.626325        173,273.1284
01/01/2012 to 12/31/2012          7.626325           8.902546        154,995.8472
01/01/2013 to 12/31/2013          8.902546          12.769341        146,270.3948
01/01/2014 to 12/31/2014         12.769341          14.955819        220,301.2145
01/01/2015 to 12/31/2015         14.955819          14.138445        192,301.1232
01/01/2016 to 12/31/2016         14.138445          14.301289        119,535.2120
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.154963          10.338948         19,293.1196
01/01/2008 to 12/31/2008         10.338948           4.622100         35,030.7235
01/01/2009 to 12/31/2009          4.622100           6.282167         48,245.5000
01/01/2010 to 12/31/2010          6.282167           6.642605         14,163.6602
01/01/2011 to 04/29/2011          6.642605           7.060846              0.0000
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269        603,296.2985
01/01/2013 to 12/31/2013          1.047269           1.050877        728,093.1792
01/01/2014 to 12/31/2014          1.050877           1.093005        622,223.7717
01/01/2015 to 12/31/2015          1.093005           1.031456        571,483.8661
01/01/2016 to 12/31/2016          1.031456           1.135152        365,838.5885
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.969030          11.496053        371,673.8688
01/01/2008 to 12/31/2008         11.496053           7.257528        355,651.9537
01/01/2009 to 12/31/2009          7.257528           9.050430        386,669.8600
01/01/2010 to 12/31/2010          9.050430          10.242106        381,789.2685
01/01/2011 to 12/31/2011         10.242106           9.942277        359,857.3498
01/01/2012 to 12/31/2012          9.942277          11.607402        323,285.6258
01/01/2013 to 12/31/2013         11.607402          15.481667        300,962.2261
01/01/2014 to 12/31/2014         15.481667          16.671405        267,627.6763
01/01/2015 to 12/31/2015         16.671405          15.442562        236,464.8870
01/01/2016 to 12/31/2016         15.442562          17.844135        221,969.5064
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         27.451333          27.202590        468,634.0222
01/01/2008 to 12/31/2008         27.202590          16.405880        450,031.9361
01/01/2009 to 12/31/2009         16.405880          20.450020        452,727.7600
01/01/2010 to 12/31/2010         20.450020          25.288496        398,233.5532
01/01/2011 to 12/31/2011         25.288496          23.991438        359,872.7743
01/01/2012 to 12/31/2012         23.991438          27.105776        324,670.6473
01/01/2013 to 12/31/2013         27.105776          34.794495        275,870.0711
01/01/2014 to 12/31/2014         34.794495          37.581838        237,824.6052
01/01/2015 to 12/31/2015         37.581838          33.697185        210,315.8413
01/01/2016 to 12/31/2016         33.697185          38.342201        193,973.8188
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.091175          17.138877              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314        184,118.6385
01/01/2013 to 12/31/2013          1.049314           1.147262        224,972.5677
01/01/2014 to 12/31/2014          1.147262           1.209021        236,695.8497
01/01/2015 to 12/31/2015          1.209021           1.201671        243,625.8957
01/01/2016 to 12/31/2016          1.201671           1.218145        233,553.5371
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.237418           9.807451              0.0000
01/01/2009 to 12/31/2009          9.807451          12.441347          2,578.0700
01/01/2010 to 12/31/2010         12.441347          14.615417          5,820.0796
01/01/2011 to 12/31/2011         14.615417          12.906372          8,075.8486
01/01/2012 to 12/31/2012         12.906372          14.665874          7,708.8041
01/01/2013 to 12/31/2013         14.665874          19.201098          7,080.4952
01/01/2014 to 12/31/2014         19.201098          19.742067          7,010.7180
01/01/2015 to 12/31/2015         19.742067          18.002492          5,892.8528
01/01/2016 to 12/31/2016         18.002492          23.144843          5,217.3185
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.466450           6.172943        237,142.4606
01/01/2009 to 12/31/2009          6.172943          10.273766        230,972.3400
01/01/2010 to 12/31/2010         10.273766          12.515157        244,353.5359
01/01/2011 to 12/31/2011         12.515157          10.023099        225,310.3343
01/01/2012 to 12/31/2012         10.023099          11.738767        208,233.1479
01/01/2013 to 12/31/2013         11.738767          10.987975        210,616.6069
01/01/2014 to 12/31/2014         10.987975          10.118507        191,073.6889
01/01/2015 to 12/31/2015         10.118507           8.590973        187,193.8129
01/01/2016 to 12/31/2016          8.590973           9.436499        164,849.4760
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987946           9.760397            2,042.1156
01/01/2012 to 12/31/2012          9.760397          10.037167            8,688.0927
01/01/2013 to 12/31/2013         10.037167          10.002501           48,788.0930
01/01/2014 to 12/31/2014         10.002501           9.957810           49,947.8144
01/01/2015 to 12/31/2015          9.957810           9.748493           49,516.3588
01/01/2016 to 12/31/2016          9.748493           9.904269           50,385.5351
--------------------------       ---------          ---------           -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.776439          12.180591            2,433.6947
01/01/2011 to 12/31/2011         12.180591          11.959925            2,591.8252
01/01/2012 to 12/31/2012         11.959925          13.464188            2,706.9911
01/01/2013 to 12/31/2013         13.464188          13.401332            3,447.8178
01/01/2014 to 12/31/2014         13.401332          13.352382            3,477.2677
01/01/2015 to 12/31/2015         13.352382          12.606413            3,914.4980
01/01/2016 to 12/31/2016         12.606413          12.527342            3,313.0956
--------------------------       ---------          ---------           -----------

MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP RESEARCH
SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          7.003017           8.377402            1,790.7700
01/01/2010 to 12/31/2010          8.377402           9.273180            8,112.7188
01/01/2011 to 12/31/2011          9.273180           9.151405           12,188.8026
01/01/2012 to 12/31/2012          9.151405          10.215357           14,708.7523
01/01/2013 to 12/31/2013         10.215357          13.502469           14,657.5540
01/01/2014 to 12/31/2014         13.502469          15.085751           13,868.9990
01/01/2015 to 12/31/2015         15.085751          15.516597           12,337.0207
01/01/2016 to 12/31/2016         15.516597          16.537625           10,943.9438
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.014582          13.189874          580,432.8569
01/01/2008 to 12/31/2008         13.189874           7.690011        1,725,814.3746
01/01/2009 to 12/31/2009          7.690011          10.048645        1,377,800.6300
01/01/2010 to 12/31/2010         10.048645          11.532589        1,270,822.2776
01/01/2011 to 12/31/2011         11.532589          10.705026        1,182,424.8869
01/01/2012 to 12/31/2012         10.705026          12.310273        1,093,355.7864
01/01/2013 to 12/31/2013         12.310273          15.705375        1,029,994.3424
01/01/2014 to 12/31/2014         15.705375          16.258835          883,453.2928
01/01/2015 to 12/31/2015         16.258835          15.695113          796,132.5029
01/01/2016 to 12/31/2016         15.695113          16.849617          662,612.3841
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.991105          10.447619           21,031.4366
01/01/2013 to 12/31/2013         10.447619          11.770200           43,725.9168
01/01/2014 to 12/31/2014         11.770200          12.713680           59,908.1512
01/01/2015 to 12/31/2015         12.713680          12.012451           44,353.1958
01/01/2016 to 12/31/2016         12.012451          12.823491           52,193.9580
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695           25,245.8092
01/01/2014 to 12/31/2014          1.127695           1.213787           35,437.2170
01/01/2015 to 12/31/2015          1.213787           1.181225           98,902.3006
01/01/2016 to 12/31/2016          1.181225           1.214390           48,726.1634
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.975005          17.827392        353,861.6839
01/01/2008 to 12/31/2008         17.827392          10.121297        331,023.4075
01/01/2009 to 12/31/2009         10.121297          13.117935        304,202.6500
01/01/2010 to 12/31/2010         13.117935          14.396532        283,004.0477
01/01/2011 to 12/31/2011         14.396532          12.663042        268,894.1347
01/01/2012 to 12/31/2012         12.663042          14.557637        244,703.1141
01/01/2013 to 12/31/2013         14.557637          17.102618        217,722.1802
01/01/2014 to 12/31/2014         17.102618          15.677116        193,591.8352
01/01/2015 to 12/31/2015         15.677116          15.169757        181,386.0661
01/01/2016 to 12/31/2016         15.169757          14.813093        170,670.0970
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.687997          13.000146         69,038.9889
01/01/2008 to 12/31/2008         13.000146           6.818846         65,637.5654
01/01/2009 to 12/31/2009          6.818846          10.564501         72,675.5000
01/01/2010 to 12/31/2010         10.564501          13.746673         83,078.1180
01/01/2011 to 12/31/2011         13.746673          12.605011         86,893.1584
01/01/2012 to 12/31/2012         12.605011          13.568856         78,610.2070
01/01/2013 to 12/31/2013         13.568856          18.583175         63,548.3696
01/01/2014 to 12/31/2014         18.583175          18.492153         56,212.4415
01/01/2015 to 12/31/2015         18.492153          17.301835         48,873.9979
01/01/2016 to 12/31/2016         17.301835          15.602241         43,120.8788
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.115723          20.008676         22,834.5526
01/01/2008 to 12/31/2008         20.008676          11.715866         21,171.3087
01/01/2009 to 12/31/2009         11.715866          16.135099         22,277.3100
01/01/2010 to 12/31/2010         16.135099          18.426604         26,652.5688
01/01/2011 to 12/31/2011         18.426604          16.626982         25,584.7608
01/01/2012 to 12/31/2012         16.626982          19.846361         24,930.8316
01/01/2013 to 12/31/2013         19.846361          24.851865         36,836.1273
01/01/2014 to 12/31/2014         24.851865          25.006332         33,669.3261
01/01/2015 to 12/31/2015         25.006332          25.603522         29,436.2611
01/01/2016 to 12/31/2016         25.603522          25.280600         28,414.7788
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         18.684055          18.836352         22,224.2986
01/01/2008 to 12/31/2008         18.836352          10.701719         20,143.8381
01/01/2009 to 12/31/2009         10.701719          13.821411         17,925.7300
01/01/2010 to 12/31/2010         13.821411          14.622522         16,688.0760
01/01/2011 to 04/29/2011         14.622522          16.309009              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           6.564751          3,300.0033
01/01/2009 to 12/31/2009          6.564751           8.576608          6,987.2500
01/01/2010 to 12/31/2010          8.576608           9.096055         13,252.8149
01/01/2011 to 12/31/2011          9.096055           8.342866         38,087.7024
01/01/2012 to 12/31/2012          8.342866          10.043648         33,956.7163
01/01/2013 to 04/26/2013         10.043648          10.674053              0.0000
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873              0.0000
01/01/2015 to 12/31/2015          1.034873           0.963629              0.0000
01/01/2016 to 12/31/2016          0.963629           1.054874            354.9812
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.650457          12.877885          206,528.0600
01/01/2010 to 12/31/2010         12.877885          13.670777          229,233.6615
01/01/2011 to 12/31/2011         13.670777          14.968220          191,616.4487
01/01/2012 to 12/31/2012         14.968220          16.090627          185,076.7744
01/01/2013 to 12/31/2013         16.090627          14.380845          185,475.4602
01/01/2014 to 12/31/2014         14.380845          14.576603          157,584.3506
01/01/2015 to 12/31/2015         14.576603          13.912994          146,241.1071
01/01/2016 to 12/31/2016         13.912994          14.388946          136,426.3080
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.518956          13.264424        1,104,521.5201
01/01/2008 to 12/31/2008         13.264424          13.119967          950,768.4695
01/01/2009 to 12/31/2009         13.119967          15.254824        1,064,205.4200
01/01/2010 to 12/31/2010         15.254824          16.255590        1,064,563.1497
01/01/2011 to 12/31/2011         16.255590          16.521798        1,050,837.2854
01/01/2012 to 12/31/2012         16.521798          17.783373          985,274.0488
01/01/2013 to 12/31/2013         17.783373          17.183060          922,767.7111
01/01/2014 to 12/31/2014         17.183060          17.636801          802,358.6414
01/01/2015 to 12/31/2015         17.636801          17.375096          720,478.1829
01/01/2016 to 12/31/2016         17.375096          17.563105          639,476.3888
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777            2,891.9758
01/01/2013 to 12/31/2013         10.920777          10.271969              456.9505
01/01/2014 to 12/31/2014         10.271969          10.883696              420.3015
01/01/2015 to 12/31/2015         10.883696          10.767769            2,407.2744
01/01/2016 to 12/31/2016         10.767769          10.747188           10,517.0839
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215816          10.745663              820.7364
01/01/2014 to 12/31/2014         10.745663          11.500391              815.2693
01/01/2015 to 12/31/2015         11.500391          11.187401            1,526.5079
01/01/2016 to 12/31/2016         11.187401          11.524039            1,514.9917
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415          105,220.1731
01/01/2013 to 12/31/2013          1.067415           1.157842          145,342.8286
01/01/2014 to 12/31/2014          1.157842           1.228877          102,186.4976
01/01/2015 to 12/31/2015          1.228877           1.199939           48,613.0255
01/01/2016 to 12/31/2016          1.199939           1.248899           59,418.8069
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.773942          10.510685        1,136,777.6500
01/01/2010 to 12/31/2010         10.510685          11.621510        1,119,826.2723
01/01/2011 to 12/31/2011         11.621510          11.570323        1,033,528.6087
01/01/2012 to 12/31/2012         11.570323          12.861209          983,351.2189
01/01/2013 to 12/31/2013         12.861209          14.308123          954,998.6951
01/01/2014 to 12/31/2014         14.308123          14.914289          853,357.8596
01/01/2015 to 12/31/2015         14.914289          14.403802          755,938.6691
01/01/2016 to 12/31/2016         14.403802          15.010083          652,219.0048
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.076740           9.961190        476,698.5500
01/01/2010 to 12/31/2010          9.961190          11.201872        392,553.3884
01/01/2011 to 12/31/2011         11.201872          10.800482        363,056.2511
01/01/2012 to 12/31/2012         10.800482          12.238157        350,212.5478
01/01/2013 to 12/31/2013         12.238157          14.234775        388,287.4615
01/01/2014 to 12/31/2014         14.234775          14.777130        272,643.6265
01/01/2015 to 12/31/2015         14.777130          14.220698        258,385.6096
01/01/2016 to 12/31/2016         14.220698          14.972728        236,013.8915
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.469091          57.693957        301,064.6925
01/01/2008 to 12/31/2008         57.693957          36.184576        283,445.3790
01/01/2009 to 12/31/2009         36.184576          42.202212        281,035.1100
01/01/2010 to 12/31/2010         42.202212          48.649688        252,278.2674
01/01/2011 to 12/31/2011         48.649688          46.004846        221,793.7791
01/01/2012 to 12/31/2012         46.004846          53.463670        199,990.4817
01/01/2013 to 12/31/2013         53.463670          70.456816        169,149.7215
01/01/2014 to 12/31/2014         70.456816          78.625612        145,046.0384
01/01/2015 to 12/31/2015         78.625612          74.677507        131,365.7998
01/01/2016 to 12/31/2016         74.677507          85.294928        116,586.9403
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         56.416590          52.216062            927.5822
01/01/2008 to 12/31/2008         52.216062          31.531321            871.7125
01/01/2009 to 12/31/2009         31.531321          40.322043            625.0800
01/01/2010 to 04/30/2010         40.322043          43.065273              0.0000
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         17.666084          19.153890          6,532.4971
01/01/2008 to 12/31/2008         19.153890          10.520417          4,543.4481
01/01/2009 to 12/31/2009         10.520417          12.631987          3,689.4100
01/01/2010 to 12/31/2010         12.631987          13.297789          5,678.6974
01/01/2011 to 12/31/2011         13.297789          10.462752          5,058.7844
01/01/2012 to 12/31/2012         10.462752          12.302266          4,941.0733
01/01/2013 to 12/31/2013         12.302266          13.953700         31,508.1897
01/01/2014 to 12/31/2014         13.953700          13.286377         29,932.4997
01/01/2015 to 12/31/2015         13.286377          12.804527         23,294.7140
01/01/2016 to 12/31/2016         12.804527          13.250987         20,735.2824
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         16.578499          15.877502          2,795.5719
01/01/2014 to 12/31/2014         15.877502          16.495086          1,177.5716
01/01/2015 to 12/31/2015         16.495086          16.240346          3,965.8817
01/01/2016 to 12/31/2016         16.240346          16.332361          2,746.2478
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         45.333507          47.344271         59,039.2640
01/01/2008 to 12/31/2008         47.344271          44.928249         55,411.6887
01/01/2009 to 12/31/2009         44.928249          48.323937         64,201.7700
01/01/2010 to 12/31/2010         48.323937          51.445814         66,130.7520
01/01/2011 to 12/31/2011         51.445814          53.876982         63,984.3173
01/01/2012 to 12/31/2012         53.876982          56.935146         55,387.1832
01/01/2013 to 12/31/2013         56.935146          55.522287         53,495.4388
01/01/2014 to 12/31/2014         55.522287          58.420361         45,760.5514
01/01/2015 to 12/31/2015         58.420361          57.746684         42,469.6499
01/01/2016 to 12/31/2016         57.746684          58.517012         57,829.0967
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.885022          11.197009          1,749.3000
01/01/2010 to 12/31/2010         11.197009          13.216624          4,640.0731
01/01/2011 to 12/31/2011         13.216624          11.855434         15,061.1061
01/01/2012 to 12/31/2012         11.855434          13.356475          6,030.7815
01/01/2013 to 12/31/2013         13.356475          17.660136          5,583.5197
01/01/2014 to 12/31/2014         17.660136          18.945178          3,746.6424
01/01/2015 to 12/31/2015         18.945178          19.834975          4,201.0415
01/01/2016 to 12/31/2016         19.834975          19.556327          4,002.5171
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
04/30/2007 to 12/31/2007         15.402848          16.101595            143.4410
01/01/2008 to 12/31/2008         16.101595           9.097531            155.2289
01/01/2009 to 05/01/2009          9.097531           8.649652              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.341366          10.677005        201,616.3369
01/01/2008 to 12/31/2008         10.677005          10.790988        715,282.3957
01/01/2009 to 12/31/2009         10.790988          10.657244        464,993.6500
01/01/2010 to 12/31/2010         10.657244          10.498571        414,275.1903
01/01/2011 to 12/31/2011         10.498571          10.342686        764,619.1805
01/01/2012 to 12/31/2012         10.342686          10.187859        552,563.7801
01/01/2013 to 12/31/2013         10.187859          10.036175        433,344.9027
01/01/2014 to 12/31/2014         10.036175           9.886750        354,479.8730
01/01/2015 to 12/31/2015          9.886750           9.739549        308,417.7442
01/01/2016 to 12/31/2016          9.739549           9.605299        367,310.3312
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.818868          12.967866        368,620.0276
01/01/2008 to 12/31/2008         12.967866           8.105624        322,829.9963
01/01/2009 to 12/31/2009          8.105624          11.144049        297,532.7400
01/01/2010 to 12/31/2010         11.144049          12.220261        262,519.5050
01/01/2011 to 12/31/2011         12.220261          12.065387        247,284.9151
01/01/2012 to 12/31/2012         12.065387          13.733793        391,427.4677
01/01/2013 to 12/31/2013         13.733793          18.498998        341,449.7072
01/01/2014 to 12/31/2014         18.498998          19.816928        276,563.6259
01/01/2015 to 12/31/2015         19.816928          21.579412        244,821.0816
01/01/2016 to 12/31/2016         21.579412          21.230540        225,037.6713
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.123759          10.271393        484,864.5554
01/01/2008 to 12/31/2008         10.271393           5.469755        420,157.9012
01/01/2009 to 12/31/2009          5.469755           7.743159        393,920.1800
01/01/2010 to 12/31/2010          7.743159           8.344698        365,561.9551
01/01/2011 to 12/31/2011          8.344698           8.107217        316,152.4774
01/01/2012 to 04/27/2012          8.107217           9.117621              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.492241          11.101894        212,824.2154
01/01/2008 to 12/31/2008         11.101894           6.418417        219,421.2715
01/01/2009 to 12/31/2009          6.418417           8.199228        219,408.2500
01/01/2010 to 12/31/2010          8.199228          10.609230        178,396.7417
01/01/2011 to 12/31/2011         10.609230          10.738517        158,304.2922
01/01/2012 to 12/31/2012         10.738517          11.730182        144,694.5167
01/01/2013 to 12/31/2013         11.730182          17.146193        117,818.6091
01/01/2014 to 12/31/2014         17.146193          17.048775         92,029.1881
01/01/2015 to 12/31/2015         17.048775          17.034637         78,838.3821
01/01/2016 to 12/31/2016         17.034637          17.795807         73,052.1899
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.707684          14.247829                0.0000
01/01/2010 to 12/31/2010         14.247829          17.206447            4,284.8612
01/01/2011 to 12/31/2011         17.206447          14.195811            2,370.6587
01/01/2012 to 12/31/2012         14.195811          16.487030            1,014.9286
01/01/2013 to 12/31/2013         16.487030          20.724638            8,150.1794
01/01/2014 to 12/31/2014         20.724638          19.049295            8,913.2395
01/01/2015 to 12/31/2015         19.049295          19.845665           12,164.7965
01/01/2016 to 12/31/2016         19.845665          20.689278           11,371.8969
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         53.331925          54.345523           23,223.4941
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         19.440490          20.107937                0.0000
01/01/2008 to 12/31/2008         20.107937          13.303438              422.3245
01/01/2009 to 12/31/2009         13.303438          16.235601           93,222.4500
01/01/2010 to 12/31/2010         16.235601          18.588562           84,743.0339
01/01/2011 to 12/31/2011         18.588562          17.479629           79,978.7134
01/01/2012 to 12/31/2012         17.479629          19.041561           69,843.8087
01/01/2013 to 12/31/2013         19.041561          24.962649           59,788.0661
01/01/2014 to 12/31/2014         24.962649          27.334742           52,226.7389
01/01/2015 to 12/31/2015         27.334742          26.944790           48,334.2156
01/01/2016 to 04/29/2016         26.944790          27.112982                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.772469          12.540664          278,990.0395
01/01/2008 to 12/31/2008         12.540664           7.361924          270,392.5777
01/01/2009 to 05/01/2009          7.361924           7.276825                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.545670          14.962968        1,152,933.2142
01/01/2008 to 12/31/2008         14.962968           8.923576        1,097,757.1175
01/01/2009 to 12/31/2009          8.923576          11.588607        1,070,302.8800
01/01/2010 to 12/31/2010         11.588607          12.765184          973,334.0886
01/01/2011 to 12/31/2011         12.765184          12.049965          894,456.8292
01/01/2012 to 12/31/2012         12.049965          13.377280          809,670.5725
01/01/2013 to 12/31/2013         13.377280          17.596592          699,262.9749
01/01/2014 to 12/31/2014         17.596592          19.145478          596,848.1110
01/01/2015 to 12/31/2015         19.145478          19.287919          517,753.4387
01/01/2016 to 12/31/2016         19.287919          20.359742          465,890.3899
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.886487          14.152003            3,375.5696
01/01/2015 to 12/31/2015         14.152003          13.859669           33,822.0390
01/01/2016 to 12/31/2016         13.859669          14.271834           39,039.3739
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.249987          14.638826        2,597,379.5785
01/01/2015 to 12/31/2015         14.638826          14.266092        2,268,299.2275
01/01/2016 to 12/31/2016         14.266092          14.909258        2,050,369.0765
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.135709          11.618345          272,319.2669
01/01/2008 to 12/31/2008         11.618345           9.081397          838,007.8450
01/01/2009 to 12/31/2009          9.081397          10.995591          860,798.3100
01/01/2010 to 12/31/2010         10.995591          12.012878        1,008,178.5767
01/01/2011 to 12/31/2011         12.012878          12.044499          993,130.1217
01/01/2012 to 12/31/2012         12.044499          13.158840        1,061,836.9462
01/01/2013 to 12/31/2013         13.158840          14.139905          889,036.8909
01/01/2014 to 04/25/2014         14.139905          14.251744                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.580662          12.115397        1,467,665.9997
01/01/2008 to 12/31/2008         12.115397           8.781314        1,932,347.3506
01/01/2009 to 12/31/2009          8.781314          10.907208        2,296,602.2900
01/01/2010 to 12/31/2010         10.907208          12.077193        2,467,160.9199
01/01/2011 to 12/31/2011         12.077193          11.883856        2,400,059.7351
01/01/2012 to 12/31/2012         11.883856          13.156910        2,404,835.6729
01/01/2013 to 12/31/2013         13.156910          14.804837        2,135,396.3557
01/01/2014 to 04/25/2014         14.804837          14.865707                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.173438          15.705589        6,200,222.6909
01/01/2015 to 12/31/2015         15.705589          15.275602        5,665,877.2824
01/01/2016 to 12/31/2016         15.275602          16.117392        5,070,982.7838
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.100171          12.501027        4,135,022.5397
01/01/2008 to 12/31/2008         12.501027           8.381568        7,963,229.5620
01/01/2009 to 12/31/2009          8.381568          10.596426        8,277,543.4200
01/01/2010 to 12/31/2010         10.596426          11.856876        8,471,676.7238
01/01/2011 to 12/31/2011         11.856876          11.481813        8,371,236.6921
01/01/2012 to 12/31/2012         11.481813          12.885624        7,676,522.2950
01/01/2013 to 12/31/2013         12.885624          15.158788        6,960,635.4078
01/01/2014 to 04/25/2014         15.158788          15.175309                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.641492          16.283470        5,805,793.4610
01/01/2015 to 12/31/2015         16.283470          15.768948        5,162,607.6262
01/01/2016 to 12/31/2016         15.768948          16.798777        4,809,877.9685
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.758172          13.158195        6,794,652.6944
01/01/2008 to 12/31/2008         13.158195           8.053398        9,481,073.2135
01/01/2009 to 12/31/2009          8.053398          10.321347        9,220,467.7200
01/01/2010 to 12/31/2010         10.321347          11.742704        8,661,917.9530
01/01/2011 to 12/31/2011         11.742704          11.120139        7,694,928.0420
01/01/2012 to 12/31/2012         11.120139          12.675696        7,109,081.3262
01/01/2013 to 12/31/2013         12.675696          15.722958        6,827,140.4029
01/01/2014 to 04/25/2014         15.722958          15.654494                0.0000
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           7.028791        240,794.5202
01/01/2009 to 12/31/2009          7.028791           8.901095        423,205.5200
01/01/2010 to 12/31/2010          8.901095           9.649500        473,910.0378
01/01/2011 to 12/31/2011          9.649500           9.338777        454,750.1250
01/01/2012 to 12/31/2012          9.338777          10.682288        412,734.9681
01/01/2013 to 04/26/2013         10.682288          11.496400              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         43.883806          45.006877         51,939.8649
01/01/2008 to 12/31/2008         45.006877          34.426851         49,857.3941
01/01/2009 to 12/31/2009         34.426851          40.121884         52,419.7200
01/01/2010 to 12/31/2010         40.121884          43.397388         51,325.7909
01/01/2011 to 12/31/2011         43.397388          43.675633         46,782.1550
01/01/2012 to 12/31/2012         43.675633          47.887220         41,962.0492
01/01/2013 to 12/31/2013         47.887220          55.995706         37,413.6564
01/01/2014 to 12/31/2014         55.995706          59.775624         33,619.9896
01/01/2015 to 12/31/2015         59.775624          58.650364         29,932.9717
01/01/2016 to 12/31/2016         58.650364          62.932639         27,325.4576
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.826896          11.029892          1,337.5785
01/01/2009 to 12/31/2009         11.029892          13.102354         12,044.8900
01/01/2010 to 12/31/2010         13.102354          14.350325         26,124.9891
01/01/2011 to 12/31/2011         14.350325          14.227444         33,416.2084
01/01/2012 to 12/31/2012         14.227444          16.301543         32,932.0225
01/01/2013 to 12/31/2013         16.301543          21.741561        119,065.0672
01/01/2014 to 12/31/2014         21.741561          23.680015        113,818.6660
01/01/2015 to 12/31/2015         23.680015          23.242429        113,564.8551
01/01/2016 to 12/31/2016         23.242429          26.123767        104,933.3066
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           6.595589         27,751.7725
01/01/2009 to 12/31/2009          6.595589           8.114223         81,283.8900
01/01/2010 to 12/31/2010          8.114223           8.874608        162,923.4627
01/01/2011 to 12/31/2011          8.874608           8.694938        192,527.6359
01/01/2012 to 12/31/2012          8.694938           9.756735        164,381.2023
01/01/2013 to 04/26/2013          9.756735          10.684230              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.816384          24.729525         50,776.6449
01/01/2014 to 12/31/2014         24.729525          24.288137         42,539.5102
01/01/2015 to 12/31/2015         24.288137          24.017442         36,519.3783
01/01/2016 to 12/31/2016         24.017442          28.011950         31,885.2153
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         17.788034          19.331836              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.052945          13.309480              0.0000
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.605583          15.610081         81,786.3092
01/01/2008 to 12/31/2008         15.610081           9.487441         83,560.4552
01/01/2009 to 12/31/2009          9.487441          12.782003         74,735.6300
01/01/2010 to 12/31/2010         12.782003          15.470184         70,260.6369
01/01/2011 to 12/31/2011         15.470184          14.436229         57,994.0082
01/01/2012 to 12/31/2012         14.436229          14.971828         55,239.1681
01/01/2013 to 04/26/2013         14.971828          16.228423              0.0000
--------------------------       ---------          ---------         -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.886592          18.773125            715.3678
01/01/2011 to 12/31/2011         18.773125          15.410303          1,738.1691
01/01/2012 to 12/31/2012         15.410303          15.571040          2,586.5781
01/01/2013 to 12/31/2013         15.571040          16.988928          2,677.6384
01/01/2014 to 12/31/2014         16.988928          13.585593          3,145.2744
01/01/2015 to 12/31/2015         13.585593           8.999092          4,929.9869
01/01/2016 to 12/31/2016          8.999092          12.742764          3,705.1550
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.898634          32.058770          4,565.1772
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         18.976282          19.934673          1,105.8896
01/01/2008 to 12/31/2008         19.934673          17.527708          1,304.8099
01/01/2009 to 12/31/2009         17.527708          22.980047          7,105.5900
01/01/2010 to 12/31/2010         22.980047          25.394296          9,437.9967
01/01/2011 to 12/31/2011         25.394296          25.925019          8,698.4399
01/01/2012 to 12/31/2012         25.925019          28.505772          7,483.6631
01/01/2013 to 12/31/2013         28.505772          28.515147          7,900.0696
01/01/2014 to 12/31/2014         28.515147          29.378191          7,036.7936
01/01/2015 to 12/31/2015         29.378191          28.565823          6,272.9577
01/01/2016 to 04/29/2016         28.565823          29.290759              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.353239          30.425544        145,566.0186
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.091175          17.138877              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.435781          19.349333        361,612.0880
01/01/2008 to 12/31/2008         19.349333          15.514573        322,654.8108
01/01/2009 to 12/31/2009         15.514573          20.903878        347,416.7100
01/01/2010 to 12/31/2010         20.903878          23.262748        326,466.1897
01/01/2011 to 12/31/2011         23.262748          23.939057        252,962.8455
01/01/2012 to 12/31/2012         23.939057          26.633903        225,915.0404
01/01/2013 to 12/31/2013         26.633903          28.330869        198,210.4588
01/01/2014 to 12/31/2014         28.330869          29.256807        173,648.5171
01/01/2015 to 12/31/2015         29.256807          28.194523        151,986.8600
01/01/2016 to 04/29/2016         28.194523          29.041900              0.0000
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007      16.107881          16.372605          71,129.9347
01/01/2008 to 12/31/2008      16.372605          11.105452          62,190.1508
01/01/2009 to 12/31/2009      11.105452          13.943187          54,470.2500
01/01/2010 to 12/31/2010      13.943187          15.467300          49,379.0478
01/01/2011 to 12/31/2011      15.467300          15.530269          44,251.6284
01/01/2012 to 12/31/2012      15.530269          18.251097          37,687.4699
01/01/2013 to 12/31/2013      18.251097          23.807630          32,419.3950
01/01/2014 to 12/31/2014      23.807630          26.422473          27,424.5813
01/01/2015 to 12/31/2015      26.422473          25.237067          25,426.8574
01/01/2016 to 12/31/2016      25.237067          28.253414          23,658.1445

CLASS B



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007          18.024497          20.351898         4,135.0796
01/01/2008 to 12/31/2008          20.351898          11.949861           953.4015
01/01/2009 to 12/31/2009          11.949861          15.912758           882.9200
01/01/2010 to 12/31/2010          15.912758          17.683633           866.8424
01/01/2011 to 12/31/2011          17.683633          16.238299           845.4581
01/01/2012 to 12/31/2012          16.238299          18.470526           826.1057
01/01/2013 to 12/31/2013          18.470526          21.644399           812.6321
01/01/2014 to 12/31/2014          21.644399          21.382101           787.6282
01/01/2015 to 12/31/2015          21.382101          20.559841           568.2508
01/01/2016 to 12/31/2016          20.559841          20.152192           557.2374
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          25.524411          28.861300         4,394.7047
01/01/2008 to 12/31/2008          28.861300          17.507013         5,232.3262
01/01/2009 to 12/31/2009          17.507013          24.530121         8,875.0000
01/01/2010 to 12/31/2010          24.530121          26.990087        11,733.1907
01/01/2011 to 12/31/2011          26.990087          24.214193        18,252.5316
01/01/2012 to 12/31/2012          24.214193          29.218868        18,217.6392
01/01/2013 to 12/31/2013          29.218868          37.163951        18,641.5343
01/01/2014 to 12/31/2014          37.163951          37.438790        16,948.3167
01/01/2015 to 12/31/2015          37.438790          39.420116        18,311.5174
01/01/2016 to 12/31/2016          39.420116          39.054887        18,255.4816
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.515648          15.937781            16.7023
01/01/2009 to 12/31/2009          15.937781          25.311848           620.6900
01/01/2010 to 12/31/2010          25.311848          30.509116         1,115.0407
01/01/2011 to 12/31/2011          30.509116          24.289441         2,295.8170
01/01/2012 to 12/31/2012          24.289441          28.261104         2,311.8733
01/01/2013 to 12/31/2013          28.261104          35.695670         2,068.5992
01/01/2014 to 12/31/2014          35.695670          35.892673         2,337.0081
01/01/2015 to 12/31/2015          35.892673          35.434484         2,530.3424
01/01/2016 to 12/31/2016          35.434484          35.621593         3,110.8449
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         162.724666          93.994729           344.3839
01/01/2009 to 12/31/2009          93.994729         129.024577           361.4000
01/01/2010 to 12/31/2010         129.024577         150.773987           840.0676
01/01/2011 to 12/31/2011         150.773987         142.110181         2,200.0884
01/01/2012 to 12/31/2012         142.110181         164.945713         2,060.5600
01/01/2013 to 12/31/2013         164.945713         211.298539         2,183.2155
01/01/2014 to 12/31/2014         211.298539         225.751612         2,137.3852
01/01/2015 to 12/31/2015         225.751612         237.523605         2,111.6125
01/01/2016 to 12/31/2016         237.523605         256.059813         1,733.1633
--------------------------       ----------         ----------        -----------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         14.077172          16.001824        196,053.6713
01/01/2008 to 12/31/2008         16.001824           9.393208        162,276.4491
01/01/2009 to 12/31/2009          9.393208          12.674712        146,268.9000
01/01/2010 to 12/31/2010         12.674712          13.529051        136,464.2161
01/01/2011 to 12/31/2011         13.529051          11.904603        126,515.1475
01/01/2012 to 12/31/2012         11.904603          13.857607        116,741.7349
01/01/2013 to 12/31/2013         13.857607          16.778798        111,694.7970
01/01/2014 to 12/31/2014         16.778798          14.681617        102,754.9015
01/01/2015 to 12/31/2015         14.681617          13.517184        103,421.3086
01/01/2016 to 12/31/2016         13.517184          14.264251        100,359.3316
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.203841          10.541615         59,524.5328
01/01/2013 to 12/31/2013         10.541615          11.536399         36,221.8575
01/01/2014 to 12/31/2014         11.536399          12.193645         33,023.3202
01/01/2015 to 12/31/2015         12.193645          12.075643         38,758.8824
01/01/2016 to 12/31/2016         12.075643          12.317477         43,303.7354
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332              0.0000
01/01/2015 to 12/31/2015          1.039332           1.013279          6,112.7026
01/01/2016 to 12/31/2016          1.013279           1.017598         29,346.1489
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.136121          11.531416         68,110.7451
01/01/2013 to 12/31/2013         11.531416          10.969004         58,404.6156
01/01/2014 to 12/31/2014         10.969004          11.232053         55,291.4275
01/01/2015 to 12/31/2015         11.232053          10.000546         67,078.1874
01/01/2016 to 12/31/2016         10.000546          10.729114         53,338.3476
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.959161          10.271320         75,800.2199
01/01/2013 to 12/31/2013         10.271320          11.155889        159,477.3147
01/01/2014 to 12/31/2014         11.155889          11.634125        274,070.3383
01/01/2015 to 12/31/2015         11.634125          11.442731        320,626.0907
01/01/2016 to 12/31/2016         11.442731          11.766019        295,178.6529
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.151781          17.828224         62,347.0700
01/01/2010 to 12/31/2010         17.828224          20.322814         96,853.0405
01/01/2011 to 12/31/2011         20.322814          20.480040         37,350.0527
01/01/2012 to 12/31/2012         20.480040          23.499166         36,230.1210
01/01/2013 to 12/31/2013         23.499166          25.297280         38,151.8512
01/01/2014 to 12/31/2014         25.297280          25.728991         38,934.9059
01/01/2015 to 12/31/2015         25.728991          24.307983         37,720.4638
01/01/2016 to 12/31/2016         24.307983          27.279691         33,782.7707
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.043008           9.310030          272,766.8610
01/01/2009 to 12/31/2009          9.310030          12.350911          276,749.2300
01/01/2010 to 12/31/2010         12.350911          14.119798          240,895.6367
01/01/2011 to 12/31/2011         14.119798          13.126372          230,365.7004
01/01/2012 to 12/31/2012         13.126372          16.282280          207,750.3041
01/01/2013 to 12/31/2013         16.282280          16.600277          202,112.5575
01/01/2014 to 12/31/2014         16.600277          18.513524          214,136.9059
01/01/2015 to 12/31/2015         18.513524          17.973286          159,397.7474
01/01/2016 to 12/31/2016         17.973286          17.851529          152,235.4231
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.359225           7.569276          987,716.1050
01/01/2012 to 12/31/2012          7.569276           8.831514          889,674.6582
01/01/2013 to 12/31/2013          8.831514          12.661135          775,042.2623
01/01/2014 to 12/31/2014         12.661135          14.821679          715,108.2165
01/01/2015 to 12/31/2015         14.821679          14.004631          644,470.0476
01/01/2016 to 12/31/2016         14.004631          14.158857          590,531.9826
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.148484          10.327747          357,208.5561
01/01/2008 to 12/31/2008         10.327747           4.614768          397,019.5508
01/01/2009 to 12/31/2009          4.614768           6.269067          404,485.0000
01/01/2010 to 12/31/2010          6.269067           6.625444          357,682.8321
01/01/2011 to 04/29/2011          6.625444           7.041458                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910          788,059.5045
01/01/2013 to 12/31/2013          1.046910           1.049991        1,179,380.9298
01/01/2014 to 12/31/2014          1.049991           1.091538        1,051,686.1128
01/01/2015 to 12/31/2015          1.091538           1.029557          959,575.7660
01/01/2016 to 12/31/2016          1.029557           1.132497        1,005,659.1375
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.959052          11.480694          250,040.9111
01/01/2008 to 12/31/2008         11.480694           7.244190          268,990.4271
01/01/2009 to 12/31/2009          7.244190           9.028080          248,012.0600
01/01/2010 to 12/31/2010          9.028080          10.209672          304,913.0645
01/01/2011 to 12/31/2011         10.209672           9.903871          259,017.2604
01/01/2012 to 12/31/2012          9.903871          11.548197          212,872.4303
01/01/2013 to 12/31/2013         11.548197          15.394522          214,901.5361
01/01/2014 to 12/31/2014         15.394522          16.569280          202,506.1390
01/01/2015 to 12/31/2015         16.569280          15.340294          213,583.0685
01/01/2016 to 12/31/2016         15.340294          17.717108          140,193.5097
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         27.717692          27.452727          320,433.3148
01/01/2008 to 12/31/2008         27.452727          16.548422          294,989.3528
01/01/2009 to 12/31/2009         16.548422          20.617392          284,413.5500
01/01/2010 to 12/31/2010         20.617392          25.482748          252,852.3917
01/01/2011 to 12/31/2011         25.482748          24.163669          228,905.9807
01/01/2012 to 12/31/2012         24.163669          27.286655          206,980.4171
01/01/2013 to 12/31/2013         27.286655          35.009194          181,363.9431
01/01/2014 to 12/31/2014         35.009194          37.794846          163,192.9543
01/01/2015 to 12/31/2015         37.794846          33.871234          148,129.3582
01/01/2016 to 12/31/2016         33.871234          38.520988          136,330.0587
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.061724          17.104722                0.0000
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         62,070.5999
01/01/2013 to 12/31/2013          1.048954           1.146295        222,261.1257
01/01/2014 to 12/31/2014          1.146295           1.207398        335,719.4931
01/01/2015 to 12/31/2015          1.207398           1.199459        839,723.9710
01/01/2016 to 12/31/2016          1.199459           1.215296        757,334.5545
--------------------------        --------           --------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.217648           9.789482            592.4558
01/01/2009 to 12/31/2009          9.789482          12.412346            589.9000
01/01/2010 to 12/31/2010         12.412346          14.574072            875.1120
01/01/2011 to 12/31/2011         14.574072          12.863440          1,843.1733
01/01/2012 to 12/31/2012         12.863440          14.609750          1,476.4703
01/01/2013 to 12/31/2013         14.609750          19.118072            911.1575
01/01/2014 to 12/31/2014         19.118072          19.646881            888.9016
01/01/2015 to 12/31/2015         19.646881          17.906740            750.2815
01/01/2016 to 12/31/2016         17.906740          23.010244            676.9082
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.452971           6.164667        364,125.2526
01/01/2009 to 12/31/2009          6.164667          10.254869        410,476.1700
01/01/2010 to 12/31/2010         10.254869          12.485909        410,275.0363
01/01/2011 to 12/31/2011         12.485909           9.994683        382,555.7221
01/01/2012 to 12/31/2012          9.994683          11.699610        353,069.8090
01/01/2013 to 12/31/2013         11.699610          10.945850        349,212.7922
01/01/2014 to 12/31/2014         10.945850          10.074676        351,407.3540
01/01/2015 to 12/31/2015         10.074676           8.549479        329,244.9945
01/01/2016 to 12/31/2016          8.549479           9.386232        321,890.1046
--------------------------       ---------          ---------        ------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.494493          13.332392              0.0000
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987878           9.757096         91,632.1430
01/01/2012 to 12/31/2012          9.757096          10.028733         72,506.4837
01/01/2013 to 12/31/2013         10.028733           9.989104         87,393.6539
01/01/2014 to 12/31/2014          9.989104           9.939505        114,407.0595
01/01/2015 to 12/31/2015          9.939505           9.725711        141,187.0018
01/01/2016 to 12/31/2016          9.725711           9.876187        127,237.9959
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.770512          12.170430          5,950.1434
01/01/2011 to 12/31/2011         12.170430          11.943992         11,007.6424
01/01/2012 to 12/31/2012         11.943992          13.439500          9,315.4374
01/01/2013 to 12/31/2013         13.439500          13.370076         11,030.7084
01/01/2014 to 12/31/2014         13.370076          13.314584          9,066.3898
01/01/2015 to 12/31/2015         13.314584          12.564443          7,805.2144
01/01/2016 to 12/31/2016         12.564443          12.479398          8,287.2487
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP RESEARCH
SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          6.964178           8.328199                0.0000
01/01/2010 to 12/31/2010          8.328199           9.214113            2,302.4146
01/01/2011 to 12/31/2011          9.214113           9.088580            4,556.9248
01/01/2012 to 12/31/2012          9.088580          10.140135            4,865.2644
01/01/2013 to 12/31/2013         10.140135          13.396351            4,543.1584
01/01/2014 to 12/31/2014         13.396351          14.959715            4,282.2193
01/01/2015 to 12/31/2015         14.959715          15.379274            4,011.5644
01/01/2016 to 12/31/2016         15.379274          16.383078            3,942.8566
--------------------------       ---------          ---------            ----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.000581          13.169061          841,388.5477
01/01/2008 to 12/31/2008         13.169061           7.674018        1,535,912.6750
01/01/2009 to 12/31/2009          7.674018          10.022737        1,400,066.7100
01/01/2010 to 12/31/2010         10.022737          11.497114        1,364,615.6660
01/01/2011 to 12/31/2011         11.497114          10.666773          936,437.0345
01/01/2012 to 12/31/2012         10.666773          12.260127          839,062.7299
01/01/2013 to 12/31/2013         12.260127          15.633590          777,351.3200
01/01/2014 to 12/31/2014         15.633590          16.176434          616,866.3906
01/01/2015 to 12/31/2015         16.176434          15.607765          583,894.4452
01/01/2016 to 12/31/2016         15.607765          16.747474          441,936.2983
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.986072          10.438856           23,487.6249
01/01/2013 to 12/31/2013         10.438856          11.754454           95,553.5466
01/01/2014 to 12/31/2014         11.754454          12.690330           99,759.8163
01/01/2015 to 12/31/2015         12.690330          11.984397          111,978.5674
01/01/2016 to 12/31/2016         11.984397          12.787154          120,705.2240
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041                0.0000
01/01/2014 to 12/31/2014          1.127041           1.212477           65,724.1605
01/01/2015 to 12/31/2015          1.212477           1.179361          356,048.5468
01/01/2016 to 12/31/2016          1.179361           1.211868          289,307.3554
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.908560          17.753236          652,235.7138
01/01/2008 to 12/31/2008         17.753236          10.079197          596,720.4093
01/01/2009 to 12/31/2009         10.079197          13.063369          540,968.0700
01/01/2010 to 12/31/2010         13.063369          14.336647          491,102.2681
01/01/2011 to 12/31/2011         14.336647          12.610368          452,308.2946
01/01/2012 to 12/31/2012         12.610368          14.497083          418,999.9565
01/01/2013 to 12/31/2013         14.497083          17.025678          363,367.1525
01/01/2014 to 12/31/2014         17.025678          15.598789          330,191.4479
01/01/2015 to 12/31/2015         15.598789          15.086420          306,172.7989
01/01/2016 to 12/31/2016         15.086420          14.724356          294,860.3479
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.657629          12.956695          138,882.9322
01/01/2008 to 12/31/2008         12.956695           6.792639          126,998.1829
01/01/2009 to 12/31/2009          6.792639          10.518643          120,262.9800
01/01/2010 to 12/31/2010         10.518643          13.680173          111,543.7762
01/01/2011 to 12/31/2011         13.680173          12.537777          100,444.8613
01/01/2012 to 12/31/2012         12.537777          13.489703           89,032.0444
01/01/2013 to 12/31/2013         13.489703          18.465551           80,258.1766
01/01/2014 to 12/31/2014         18.465551          18.365921           71,105.6697
01/01/2015 to 12/31/2015         18.365921          17.175139           66,206.3049
01/01/2016 to 12/31/2016         17.175139          15.480251           61,661.8782
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.022002          19.900569            9,143.3551
01/01/2008 to 12/31/2008         19.900569          11.646713            8,688.1437
01/01/2009 to 12/31/2009         11.646713          16.031847            8,631.5600
01/01/2010 to 12/31/2010         16.031847          18.299553            8,697.5393
01/01/2011 to 12/31/2011         18.299553          16.504100            9,035.3661
01/01/2012 to 12/31/2012         16.504100          19.689797            8,850.4002
01/01/2013 to 12/31/2013         19.689797          24.643505           18,805.7270
01/01/2014 to 12/31/2014         24.643505          24.784287           17,611.1672
01/01/2015 to 12/31/2015         24.784287          25.363489           16,278.8690
01/01/2016 to 12/31/2016         25.363489          25.031072           16,719.8296
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         18.650066          19.985768           12,642.5194
01/01/2008 to 12/31/2008         19.985768          11.349048           11,111.0542
01/01/2009 to 12/31/2009         11.349048          14.650123            9,563.6800
01/01/2010 to 12/31/2010         14.650123          15.491531            8,579.4180
01/01/2011 to 04/29/2011         15.491531          17.275432                0.0000
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           6.562488            2,663.6584
01/01/2009 to 12/31/2009          6.562488           8.569370            4,737.5700
01/01/2010 to 12/31/2010          8.569370           9.083842            6,520.8902
01/01/2011 to 12/31/2011          9.083842           8.327508           19,779.6387
01/01/2012 to 12/31/2012          8.327508          10.020125           17,419.4751
01/01/2013 to 04/26/2013         10.020125          10.647362                0.0000
--------------------------       ---------          ---------           -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516                0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815                0.0000
01/01/2016 to 12/31/2016          0.962815           1.053457                0.0000
--------------------------       ---------          ---------           -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.615484          12.834995          462,144.7100
01/01/2010 to 12/31/2010         12.834995          13.618440          474,352.0973
01/01/2011 to 12/31/2011         13.618440          14.903492          444,779.5970
01/01/2012 to 12/31/2012         14.903492          16.013001          422,754.5344
01/01/2013 to 12/31/2013         16.013001          14.304314          328,697.5153
01/01/2014 to 12/31/2014         14.304314          14.491787          288,900.9516
01/01/2015 to 12/31/2015         14.491787          13.825127          255,596.5978
01/01/2016 to 12/31/2016         13.825127          14.290930          238,717.0241
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.456484          13.191600        1,271,672.9875
01/01/2008 to 12/31/2008         13.191600          13.041402        1,126,122.6669
01/01/2009 to 12/31/2009         13.041402          15.155905        1,338,326.3400
01/01/2010 to 12/31/2010         15.155905          16.142116        1,292,032.1519
01/01/2011 to 12/31/2011         16.142116          16.398294        1,192,865.4435
01/01/2012 to 12/31/2012         16.398294          17.641576        1,145,734.6700
01/01/2013 to 12/31/2013         17.641576          17.037533        1,046,588.4881
01/01/2014 to 12/31/2014         17.037533          17.478695          876,449.6340
01/01/2015 to 12/31/2015         17.478695          17.210733          741,494.2528
01/01/2016 to 12/31/2016         17.210733          17.388274          669,148.9329
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.756296          10.911620          6,476.7238
01/01/2013 to 12/31/2013         10.911620          10.258227              0.0000
01/01/2014 to 12/31/2014         10.258227          10.863707            786.7459
01/01/2015 to 12/31/2015         10.863707          10.742623          9,706.4907
01/01/2016 to 12/31/2016         10.742623          10.716734         31,806.4985
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215677          10.741899          2,754.7806
01/01/2014 to 12/31/2014         10.741899          11.490620          7,922.8233
01/01/2015 to 12/31/2015         11.490620          11.172311         37,538.5190
01/01/2016 to 12/31/2016         11.172311          11.502747         33,805.7209
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048        102,507.6832
01/01/2013 to 12/31/2013          1.067048           1.156866         90,431.3613
01/01/2014 to 12/31/2014          1.156866           1.227228        121,820.1471
01/01/2015 to 12/31/2015          1.227228           1.197730        123,211.9457
01/01/2016 to 12/31/2016          1.197730           1.245977         67,341.1600
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.758179          10.488347        232,249.8700
01/01/2010 to 12/31/2010         10.488347          11.591023        287,201.3153
01/01/2011 to 12/31/2011         11.591023          11.534218        240,756.1157
01/01/2012 to 12/31/2012         11.534218          12.814640        200,506.0584
01/01/2013 to 12/31/2013         12.814640          14.249194        159,708.6713
01/01/2014 to 12/31/2014         14.249194          14.845443        154,433.3538
01/01/2015 to 12/31/2015         14.845443          14.330148        146,640.4199
01/01/2016 to 12/31/2016         14.330148          14.925871        145,163.9856
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.062226           9.940016         78,382.7900
01/01/2010 to 12/31/2010          9.940016          11.172483        207,630.6194
01/01/2011 to 12/31/2011         11.172483          10.766774        210,262.8165
01/01/2012 to 12/31/2012         10.766774          12.193838        170,007.8619
01/01/2013 to 12/31/2013         12.193838          14.176143        116,431.9234
01/01/2014 to 12/31/2014         14.176143          14.708912        157,390.2312
01/01/2015 to 12/31/2015         14.708912          14.147975        147,543.4499
01/01/2016 to 12/31/2016         14.147975          14.888720        136,682.0295
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         55.873170          57.217089         78,541.9271
01/01/2008 to 12/31/2008         57.217089          35.945369         70,664.6477
01/01/2009 to 12/31/2009         35.945369          42.001620         65,317.6500
01/01/2010 to 12/31/2010         42.001620          48.521828         57,080.8793
01/01/2011 to 12/31/2011         48.521828          45.976848         51,302.4826
01/01/2012 to 12/31/2012         45.976848          53.537308         46,173.8147
01/01/2013 to 12/31/2013         53.537308          70.684477         39,999.8555
01/01/2014 to 12/31/2014         70.684477          79.038744         35,023.3800
01/01/2015 to 12/31/2015         79.038744          75.245148         31,030.5124
01/01/2016 to 12/31/2016         75.245148          86.092953         27,831.5108
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.187289          57.377185        486,247.6436
01/01/2008 to 12/31/2008         57.377185          35.967814        411,273.3121
01/01/2009 to 12/31/2009         35.967814          41.928431        395,436.6000
01/01/2010 to 12/31/2010         41.928431          48.309957        368,915.5742
01/01/2011 to 12/31/2011         48.309957          45.660800        327,734.0317
01/01/2012 to 12/31/2012         45.660800          53.037202        287,622.0925
01/01/2013 to 12/31/2013         53.037202          69.859904        250,679.3885
01/01/2014 to 12/31/2014         69.859904          77.920551        217,560.0163
01/01/2015 to 12/31/2015         77.920551          73.970867        198,848.7158
01/01/2016 to 12/31/2016         73.970867          84.445625        176,562.6328
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.510053          13.422945          8,721.9245
01/01/2008 to 12/31/2008         13.422945           8.101541          8,459.1850
01/01/2009 to 12/31/2009          8.101541          10.355020          8,711.8200
01/01/2010 to 04/30/2010         10.355020          11.057691              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.347710           9.668240        663,347.2356
01/01/2008 to 12/31/2008          9.668240           5.735290        573,694.3598
01/01/2009 to 12/31/2009          5.735290           8.214937        597,489.2400
01/01/2010 to 12/31/2010          8.214937          10.327880        562,329.8372
01/01/2011 to 12/31/2011         10.327880          10.001799        503,082.1328
01/01/2012 to 12/31/2012         10.001799          11.194572        449,918.8428
01/01/2013 to 12/31/2013         11.194572          15.054336        415,092.9530
01/01/2014 to 12/31/2014         15.054336          16.716356        319,662.6802
01/01/2015 to 12/31/2015         16.716356          17.557671        298,017.7516
01/01/2016 to 12/31/2016         17.557671          18.362182        262,004.1965
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.409923          21.034015         58,372.0478
01/01/2008 to 12/31/2008         21.034015          11.547289         53,674.1681
01/01/2009 to 12/31/2009         11.547289          13.858037         56,566.5300
01/01/2010 to 12/31/2010         13.858037          14.581182         49,731.5591
01/01/2011 to 12/31/2011         14.581182          11.466803         50,886.1046
01/01/2012 to 12/31/2012         11.466803          13.476078         52,961.8014
01/01/2013 to 12/31/2013         13.476078          15.277449        192,488.4935
01/01/2014 to 12/31/2014         15.277449          14.539548        187,807.2959
01/01/2015 to 12/31/2015         14.539548          14.005246        184,856.7534
01/01/2016 to 12/31/2016         14.005246          14.486334        177,379.1753
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         16.459002          15.757749         36,995.0079
01/01/2014 to 12/31/2014         15.757749          16.362498         40,853.4368
01/01/2015 to 12/31/2015         16.362498          16.101757         39,077.4757
01/01/2016 to 12/31/2016         16.101757          16.184897         10,074.0474
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         44.807124          46.771027           13,273.4790
01/01/2008 to 12/31/2008         46.771027          44.362024           14,874.9784
01/01/2009 to 12/31/2009         44.362024          47.691089           12,880.0500
01/01/2010 to 12/31/2010         47.691089          50.746727           12,329.1861
01/01/2011 to 12/31/2011         50.746727          53.118389           14,461.8272
01/01/2012 to 12/31/2012         53.118389          56.105308           14,721.0168
01/01/2013 to 12/31/2013         56.105308          54.685705           15,254.1241
01/01/2014 to 12/31/2014         54.685705          57.511374           15,367.9291
01/01/2015 to 12/31/2015         57.511374          56.819777           15,284.1793
01/01/2016 to 12/31/2016         56.819777          57.548979           16,832.3412
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.824883          11.117560           20,068.7100
01/01/2010 to 12/31/2010         11.117560          13.116297           14,817.2674
01/01/2011 to 12/31/2011         13.116297          11.759572           14,746.4019
01/01/2012 to 12/31/2012         11.759572          13.241824           15,313.4279
01/01/2013 to 12/31/2013         13.241824          17.499801           15,534.9852
01/01/2014 to 12/31/2014         17.499801          18.763797           12,650.2157
01/01/2015 to 12/31/2015         18.763797          19.635260           12,120.0658
01/01/2016 to 12/31/2016         19.635260          19.349747           12,308.2122
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
04/30/2007 to 12/31/2007         15.314028          16.003372           21,720.7189
01/01/2008 to 12/31/2008         16.003372           9.037492           16,380.6371
01/01/2009 to 05/01/2009          9.037492           8.591140                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.289723          10.618348        1,169,493.5887
01/01/2008 to 12/31/2008         10.618348          10.726329        2,284,101.6264
01/01/2009 to 12/31/2009         10.726329          10.588094        1,525,154.2500
01/01/2010 to 12/31/2010         10.588094          10.425239        1,205,546.9615
01/01/2011 to 12/31/2011         10.425239          10.265326          942,625.3766
01/01/2012 to 12/31/2012         10.265326          10.106578        1,086,706.2707
01/01/2013 to 12/31/2013         10.106578           9.951130          792,241.1538
01/01/2014 to 12/31/2014          9.951130           9.798073          728,579.0273
01/01/2015 to 12/31/2015          9.798073           9.647370          553,699.2579
01/01/2016 to 12/31/2016          9.647370           9.509638          430,954.4504
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.779506          12.918182          451,175.1090
01/01/2008 to 12/31/2008         12.918182           8.070513          433,623.7697
01/01/2009 to 12/31/2009          8.070513          11.090236          363,240.7200
01/01/2010 to 12/31/2010         11.090236          12.155181          344,473.9317
01/01/2011 to 12/31/2011         12.155181          11.995148          324,999.5625
01/01/2012 to 12/31/2012         11.995148          13.646987          544,829.0387
01/01/2013 to 12/31/2013         13.646987          18.372896          462,359.5514
01/01/2014 to 12/31/2014         18.372896          19.672009          405,129.0160
01/01/2015 to 12/31/2015         19.672009          21.410904          349,058.0769
01/01/2016 to 12/31/2016         21.410904          21.054233          307,976.1702
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.078212          10.214981          762,423.8995
01/01/2008 to 12/31/2008         10.214981           5.436980          679,472.6189
01/01/2009 to 12/31/2009          5.436980           7.692918          545,880.7200
01/01/2010 to 12/31/2010          7.692918           8.286415          492,118.1202
01/01/2011 to 12/31/2011          8.286415           8.046579          434,488.9432
01/01/2012 to 04/27/2012          8.046579           9.047954                0.0000
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.457777          11.064882           57,726.9769
01/01/2008 to 12/31/2008         11.064882           6.393804           44,227.0586
01/01/2009 to 12/31/2009          6.393804           8.163706           39,882.1000
01/01/2010 to 12/31/2010          8.163706          10.557998           34,064.2697
01/01/2011 to 12/31/2011         10.557998          10.681332           30,396.0044
01/01/2012 to 12/31/2012         10.681332          11.661856           27,647.4458
01/01/2013 to 12/31/2013         11.661856          17.037814           27,114.5290
01/01/2014 to 12/31/2014         17.037814          16.932545           23,360.3662
01/01/2015 to 12/31/2015         16.932545          16.910050           20,784.8896
01/01/2016 to 12/31/2016         16.910050          17.656827           20,433.4218
--------------------------       ---------          ---------           -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.704953          14.239504                0.0000
01/01/2010 to 12/31/2010         14.239504          17.187816            3,017.5166
01/01/2011 to 12/31/2011         17.187816          14.173361            5,191.3554
01/01/2012 to 12/31/2012         14.173361          16.452693            5,247.6354
01/01/2013 to 12/31/2013         16.452693          20.671154            8,103.1670
01/01/2014 to 12/31/2014         20.671154          18.990638            6,421.8870
01/01/2015 to 12/31/2015         18.990638          19.774671            6,500.9857
01/01/2016 to 12/31/2016         19.774671          20.604970            9,604.4152
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         52.761627          53.746581           10,114.0678
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         19.315452          19.968564              296.0240
01/01/2008 to 12/31/2008         19.968564          13.204595              293.5339
01/01/2009 to 12/31/2009         13.204595          16.106921           44,833.3200
01/01/2010 to 12/31/2010         16.106921          18.432029           38,349.7564
01/01/2011 to 12/31/2011         18.432029          17.323792           35,585.8832
01/01/2012 to 12/31/2012         17.323792          18.862322           33,393.9142
01/01/2013 to 12/31/2013         18.862322          24.715332           29,404.3688
01/01/2014 to 12/31/2014         24.715332          27.050404           27,038.4840
01/01/2015 to 12/31/2015         27.050404          26.651185           23,088.5475
01/01/2016 to 04/29/2016         26.651185          26.813137                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.742697          12.505142          211,505.2505
01/01/2008 to 12/31/2008         12.505142           7.337382          194,297.1720
01/01/2009 to 05/01/2009          7.337382           7.251359                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.473087          14.880819        1,495,654.1766
01/01/2008 to 12/31/2008         14.880819           8.870125        1,234,431.6681
01/01/2009 to 12/31/2009          8.870125          11.513436        1,195,568.3200
01/01/2010 to 12/31/2010         11.513436          12.676051        1,115,707.0529
01/01/2011 to 12/31/2011         12.676051          11.959860        1,027,299.5651
01/01/2012 to 12/31/2012         11.959860          13.270583          935,096.9332
01/01/2013 to 12/31/2013         13.270583          17.447529          772,027.7312
01/01/2014 to 12/31/2014         17.447529          18.973811          645,530.0514
01/01/2015 to 12/31/2015         18.973811          19.105426          559,895.7047
01/01/2016 to 12/31/2016         19.105426          20.157035          504,086.0079
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.760325          14.018688             3,221.2296
01/01/2015 to 12/31/2015         14.018688          13.722248            56,458.9711
01/01/2016 to 12/31/2016         13.722248          14.123267            17,776.6578
--------------------------       ---------          ---------            -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.356889          14.743659         4,407,926.8676
01/01/2015 to 12/31/2015         14.743659          14.361077         3,810,842.1741
01/01/2016 to 12/31/2016         14.361077          15.001028         3,360,808.9284
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.123726          11.600009         1,586,151.4732
01/01/2008 to 12/31/2008         11.600009           9.062519         2,159,486.8389
01/01/2009 to 12/31/2009          9.062519          10.967254         2,497,299.8200
01/01/2010 to 12/31/2010         10.967254          11.975937         2,177,429.4981
01/01/2011 to 12/31/2011         11.975937          12.001477         2,115,155.9229
01/01/2012 to 12/31/2012         12.001477          13.105255         2,297,530.1270
01/01/2013 to 12/31/2013         13.105255          14.075290         1,879,942.8260
01/01/2014 to 04/25/2014         14.075290          14.184385                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.568201          12.096278         3,288,268.4774
01/01/2008 to 12/31/2008         12.096278           8.763057         3,598,191.9541
01/01/2009 to 12/31/2009          8.763057          10.879096         3,979,307.5900
01/01/2010 to 12/31/2010         10.879096          12.040052         3,901,048.6063
01/01/2011 to 12/31/2011         12.040052          11.841405         3,935,094.1230
01/01/2012 to 12/31/2012         11.841405          13.103329         3,530,442.6122
01/01/2013 to 12/31/2013         13.103329          14.737182         3,171,181.0548
01/01/2014 to 04/25/2014         14.737182          14.795444                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.764283          15.276918         7,087,722.8999
01/01/2015 to 12/31/2015         15.276918          14.851241         6,334,125.1094
01/01/2016 to 12/31/2016         14.851241          15.661820         5,563,139.0912
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.087152          12.481300         9,324,716.7248
01/01/2008 to 12/31/2008         12.481300           8.364141        10,849,770.5766
01/01/2009 to 12/31/2009          8.364141          10.569112        10,269,763.0200
01/01/2010 to 12/31/2010         10.569112          11.820410         9,751,532.9934
01/01/2011 to 12/31/2011         11.820410          11.440794         9,159,590.7551
01/01/2012 to 12/31/2012         11.440794          12.833143         8,345,063.0100
01/01/2013 to 12/31/2013         12.833143          15.089511         7,600,157.5873
01/01/2014 to 04/25/2014         15.089511          15.103578                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.737691          15.337387         9,384,594.2136
01/01/2015 to 12/31/2015         15.337387          14.845337         8,521,779.2866
01/01/2016 to 12/31/2016         14.845337          15.806947         7,598,153.7707
--------------------------       ---------          ---------        ---------------


                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.744446          13.137431        11,512,392.7137
01/01/2008 to 12/31/2008         13.137431           8.036651        12,124,140.4414
01/01/2009 to 12/31/2009          8.036651          10.294738        11,480,758.2200
01/01/2010 to 12/31/2010         10.294738          11.706585        11,011,636.7263
01/01/2011 to 12/31/2011         11.706585          11.080407        10,438,656.6604
01/01/2012 to 12/31/2012         11.080407          12.624065         9,999,961.7509
01/01/2013 to 12/31/2013         12.624065          15.651096        10,020,906.3295
01/01/2014 to 04/25/2014         15.651096          15.580490                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           7.026370           586,127.7145
01/01/2009 to 12/31/2009          7.026370           8.893585           877,303.5700
01/01/2010 to 12/31/2010          8.893585           9.636546         1,095,803.9949
01/01/2011 to 12/31/2011          9.636546           9.321590           950,200.6864
01/01/2012 to 12/31/2012          9.321590          10.657275           978,490.6907
01/01/2013 to 04/26/2013         10.657275          11.467659                 0.0000
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.777498          13.097912            75,175.2006
01/01/2008 to 12/31/2008         13.097912          10.013885            67,779.8134
01/01/2009 to 12/31/2009         10.013885          11.664595            68,068.3900
01/01/2010 to 12/31/2010         11.664595          12.610579            66,611.3850
01/01/2011 to 12/31/2011         12.610579          12.685108            56,327.6986
01/01/2012 to 12/31/2012         12.685108          13.901334            53,846.7338
01/01/2013 to 12/31/2013         13.901334          16.247055            46,624.5283
01/01/2014 to 12/31/2014         16.247055          17.335128            42,390.8038
01/01/2015 to 12/31/2015         17.335128          17.000302            35,483.2699
01/01/2016 to 12/31/2016         17.000302          18.232444            33,500.4514
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.749741          10.972398                 0.0000
01/01/2009 to 12/31/2009         10.972398          13.027544             2,642.5200
01/01/2010 to 12/31/2010         13.027544          14.261268             8,802.4312
01/01/2011 to 12/31/2011         14.261268          14.132100            17,344.5879
01/01/2012 to 12/31/2012         14.132100          16.184171            16,364.2397
01/01/2013 to 12/31/2013         16.184171          21.574246            97,607.7969
01/01/2014 to 12/31/2014         21.574246          23.486045            91,526.4498
01/01/2015 to 12/31/2015         23.486045          23.040527            79,534.8769
01/01/2016 to 12/31/2016         23.040527          25.883901           118,408.1360
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998301           6.593315            37,172.7960
01/01/2009 to 12/31/2009          6.593315           8.107374           132,880.4000
01/01/2010 to 12/31/2010          8.107374           8.862691           172,740.9336
01/01/2011 to 12/31/2011          8.862691           8.678933           201,264.2905
01/01/2012 to 12/31/2012          8.678933           9.733885           173,253.4134
01/01/2013 to 04/26/2013          9.733885          10.657517                 0.0000
--------------------------       ---------          ---------        ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.689669          24.563132            61,532.2303
01/01/2014 to 12/31/2014         24.563132          24.112658            55,751.6903
01/01/2015 to 12/31/2015         24.112658          23.832007            42,427.8436
01/01/2016 to 12/31/2016         23.832007          27.781792            32,872.7784
--------------------------       ---------          ---------        ---------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         19.845430          21.564278              0.0000
--------------------------       ---------          ---------              ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.042715          13.296019              0.0000
--------------------------       ---------          ---------              ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.529364          15.537282        137,261.7284
01/01/2008 to 12/31/2008         15.537282           9.438452        122,521.4422
01/01/2009 to 12/31/2009          9.438452          12.709651        133,468.2100
01/01/2010 to 12/31/2010         12.709651          15.374940        133,230.1827
01/01/2011 to 12/31/2011         15.374940          14.340195        101,338.5884
01/01/2012 to 12/31/2012         14.340195          14.864760         84,563.8075
01/01/2013 to 04/26/2013         14.864760          16.109809              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.952471          15.000316        264,461.4917
01/01/2008 to 12/31/2008         15.000316           8.565889        235,877.1157
01/01/2009 to 12/31/2009          8.565889          12.063953        196,474.3600
01/01/2010 to 12/31/2010         12.063953          13.867398        197,226.7222
01/01/2011 to 12/31/2011         13.867398          13.472232        165,852.1545
01/01/2012 to 12/31/2012         13.472232          15.740985        147,469.2941
01/01/2013 to 12/31/2013         15.740985          21.507664        251,683.9892
01/01/2014 to 12/31/2014         21.507664          23.045926        246,563.2527
01/01/2015 to 12/31/2015         23.045926          25.076944        196,554.6495
01/01/2016 to 12/31/2016         25.076944          25.069466        204,086.7472
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.512166          15.649804         44,635.1328
01/01/2008 to 12/31/2008         15.649804           9.812323         39,934.8018
01/01/2009 to 12/31/2009          9.812323          13.394095         39,050.9400
01/01/2010 to 12/31/2010         13.394095          17.759636         33,415.7570
01/01/2011 to 12/31/2011         17.759636          17.740102         33,114.5954
01/01/2012 to 12/31/2012         17.740102          20.244507         29,657.2940
01/01/2013 to 12/31/2013         20.244507          28.738078         23,834.4772
01/01/2014 to 12/31/2014         28.738078          30.176753         21,215.6751
01/01/2015 to 12/31/2015         30.176753          30.444669         19,697.5962
01/01/2016 to 12/31/2016         30.444669          33.418511         18,591.0137
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.874637          18.752786          6,699.3213
01/01/2011 to 12/31/2011         18.752786          15.385924          7,572.2550
01/01/2012 to 12/31/2012         15.385924          15.538597          7,769.1703
01/01/2013 to 12/31/2013         15.538597          16.945060         15,135.0075
01/01/2014 to 12/31/2014         16.945060          13.543729         19,102.5613
01/01/2015 to 12/31/2015         13.543729           8.966866         22,620.1173
01/01/2016 to 12/31/2016          8.966866          12.690791         15,938.0666
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.568259          31.705488          2,295.0427
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007      18.858020          19.800484                 0.0000
01/01/2008 to 12/31/2008      19.800484          17.400998             2,947.4451
01/01/2009 to 12/31/2009      17.400998          22.802536             2,934.5000
01/01/2010 to 12/31/2010      22.802536          25.185555             3,299.1651
01/01/2011 to 12/31/2011      25.185555          25.699107             4,190.1282
01/01/2012 to 12/31/2012      25.699107          28.243184             4,173.0994
01/01/2013 to 12/31/2013      28.243184          28.238359             3,605.2230
01/01/2014 to 12/31/2014      28.238359          29.078492             3,494.9556
01/01/2015 to 12/31/2015      29.078492          28.260285             3,393.1544
01/01/2016 to 04/29/2016      28.260285          28.972708                 0.0000
--------------------------    ---------          ---------             ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016      29.039245          30.090112           206,291.0521
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007      16.061724          17.104722                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.343828          19.243149           648,345.7027
01/01/2008 to 12/31/2008      19.243149          15.421699           510,096.0497
01/01/2009 to 12/31/2009      15.421699          20.768373           486,629.5600
01/01/2010 to 12/31/2010      20.768373          23.100413           428,787.0772
01/01/2011 to 12/31/2011      23.100413          23.760160           363,408.0986
01/01/2012 to 12/31/2012      23.760160          26.421594           324,381.2024
01/01/2013 to 12/31/2013      26.421594          28.090996           292,012.0085
01/01/2014 to 12/31/2014      28.090996          28.994604           251,190.3341
01/01/2015 to 12/31/2015      28.994604          27.927877           223,421.9125
01/01/2016 to 04/29/2016      27.927877          28.762516                 0.0000
--------------------------    ---------          ---------           ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007      16.095153          16.351444            16,964.8316
01/01/2008 to 12/31/2008      16.351444          11.085529            15,194.6944
01/01/2009 to 12/31/2009      11.085529          13.911220            11,193.7600
01/01/2010 to 12/31/2010      13.911220          15.424136             9,977.3437
01/01/2011 to 12/31/2011      15.424136          15.479208             9,092.1975
01/01/2012 to 12/31/2012      15.479208          18.181958             8,330.8612
01/01/2013 to 12/31/2013      18.181958          23.705602             7,068.1518
01/01/2014 to 12/31/2014      23.705602          26.296098             5,352.1641
01/01/2015 to 12/31/2015      26.296098          25.103810             4,288.9283
01/01/2016 to 12/31/2016      25.103810          28.090193             4,000.0116

CLASS B



                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007          17.921227          20.214957        36,880.8166
01/01/2008 to 12/31/2008          20.214957          11.857530        29,471.1785
01/01/2009 to 12/31/2009          11.857530          15.774029        19,369.0000
01/01/2010 to 12/31/2010          15.774029          17.511963        14,011.0783
01/01/2011 to 12/31/2011          17.511963          16.064605        13,543.8777
01/01/2012 to 12/31/2012          16.064605          18.254602        12,162.0005
01/01/2013 to 12/31/2013          18.254602          21.370000         9,093.5691
01/01/2014 to 12/31/2014          21.370000          21.089918         8,808.5184
01/01/2015 to 12/31/2015          21.089918          20.258610         7,479.1686
01/01/2016 to 12/31/2016          20.258610          19.837083         6,221.3862
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          25.278856          28.554934        13,506.2041
01/01/2008 to 12/31/2008          28.554934          17.303773        18,245.0621
01/01/2009 to 12/31/2009          17.303773          24.221121        21,831.2200
01/01/2010 to 12/31/2010          24.221121          26.623489        26,186.3861
01/01/2011 to 12/31/2011          26.623489          23.861454        25,349.4634
01/01/2012 to 12/31/2012          23.861454          28.764307        27,898.0226
01/01/2013 to 12/31/2013          28.764307          36.549240        28,790.1235
01/01/2014 to 12/31/2014          36.549240          36.782723        26,646.8490
01/01/2015 to 12/31/2015          36.782723          38.690611        23,446.9237
01/01/2016 to 12/31/2016          38.690611          38.293830        20,558.5723
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.201952          15.768416           402.3475
01/01/2009 to 12/31/2009          15.768416          25.017855         2,141.7700
01/01/2010 to 12/31/2010          25.017855          30.124654         3,499.7678
01/01/2011 to 12/31/2011          30.124654          23.959400         4,221.0181
01/01/2012 to 12/31/2012          23.959400          27.849093         5,696.5579
01/01/2013 to 12/31/2013          27.849093          35.140140         5,274.2630
01/01/2014 to 12/31/2014          35.140140          35.298744         4,801.3951
01/01/2015 to 12/31/2015          35.298744          34.813279         4,216.1887
01/01/2016 to 12/31/2016          34.813279          34.962125         3,959.1372
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         158.828273          91.681703         1,257.7424
01/01/2009 to 12/31/2009          91.681703         125.723749         2,250.9600
01/01/2010 to 12/31/2010         125.723749         146.770040         5,025.9823
01/01/2011 to 12/31/2011         146.770040         138.198287         5,454.0285
01/01/2012 to 12/31/2012         138.198287         160.244109         5,654.6641
01/01/2013 to 12/31/2013         160.244109         205.070632         5,158.0900
01/01/2014 to 12/31/2014         205.070632         218.878686         4,641.7582
01/01/2015 to 12/31/2015         218.878686         230.062068         3,962.5765
01/01/2016 to 12/31/2016         230.062068         247.768141         3,906.1686
--------------------------       ----------         ----------        -----------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         13.996535          15.894176        307,514.3107
01/01/2008 to 12/31/2008         15.894176           9.320644        240,638.8416
01/01/2009 to 12/31/2009          9.320644          12.564228        247,392.2000
01/01/2010 to 12/31/2010         12.564228          13.397728        250,146.9904
01/01/2011 to 12/31/2011         13.397728          11.777274        200,705.6958
01/01/2012 to 12/31/2012         11.777274          13.695616        185,396.1462
01/01/2013 to 12/31/2013         13.695616          16.566096        177,717.7887
01/01/2014 to 12/31/2014         16.566096          14.480996        166,212.3351
01/01/2015 to 12/31/2015         14.480996          13.319135        165,532.6871
01/01/2016 to 12/31/2016         13.319135          14.041206        155,149.2360
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.193556          10.523925         23,150.1404
01/01/2013 to 12/31/2013         10.523925          11.505530         36,296.3676
01/01/2014 to 12/31/2014         11.505530          12.148862         38,075.9934
01/01/2015 to 12/31/2015         12.148862          12.019266         29,361.1518
01/01/2016 to 12/31/2016         12.019266          12.247718         16,662.3762
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568              0.0000
01/01/2016 to 12/31/2016          1.011568           1.014864          4,948.2984
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758         50,000.7473
01/01/2013 to 12/31/2013         11.511758          10.939356         48,950.7582
01/01/2014 to 12/31/2014         10.939356          11.190495         39,458.9681
01/01/2015 to 12/31/2015         11.190495           9.953575         30,963.8497
01/01/2016 to 12/31/2016          9.953575          10.668050         29,444.4631
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082         40,627.4999
01/01/2013 to 12/31/2013         10.254082          11.126036         98,345.1228
01/01/2014 to 12/31/2014         11.126036          11.591394         97,126.7225
01/01/2015 to 12/31/2015         11.591394          11.389303         87,315.7295
01/01/2016 to 12/31/2016         11.389303          11.699377         83,224.0683
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.973394          17.591890         17,794.7400
01/01/2010 to 12/31/2010         17.591890          20.033380         46,153.6390
01/01/2011 to 12/31/2011         20.033380          20.168240         30,105.1747
01/01/2012 to 12/31/2012         20.168240          23.118155         34,319.3431
01/01/2013 to 12/31/2013         23.118155          24.862243         45,700.9973
01/01/2014 to 12/31/2014         24.862243          25.261255         44,085.8275
01/01/2015 to 12/31/2015         25.261255          23.842215         43,191.3720
01/01/2016 to 12/31/2016         23.842215          26.730246         40,508.2596
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.975049           9.266596        283,983.2311
01/01/2009 to 12/31/2009          9.266596          12.280998        264,500.0400
01/01/2010 to 12/31/2010         12.280998          14.025858        235,103.1539
01/01/2011 to 12/31/2011         14.025858          13.026028        215,937.4181
01/01/2012 to 12/31/2012         13.026028          16.141583        204,531.3882
01/01/2013 to 12/31/2013         16.141583          16.440377        185,105.4259
01/01/2014 to 12/31/2014         16.440377          18.316874        172,852.7576
01/01/2015 to 12/31/2015         18.316874          17.764593        156,830.1865
01/01/2016 to 12/31/2016         17.764593          17.626625        143,654.5400
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.275005           7.488041        959,691.6583
01/01/2012 to 12/31/2012          7.488041           8.727953        829,658.2845
01/01/2013 to 12/31/2013          8.727953          12.500172        705,742.6383
01/01/2014 to 12/31/2014         12.500172          14.618625        624,157.2520
01/01/2015 to 12/31/2015         14.618625          13.798955        562,161.4499
01/01/2016 to 12/31/2016         13.798955          13.936968        522,921.7527
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.135542          10.305387        214,294.0251
01/01/2008 to 12/31/2008         10.305387           4.600138        213,641.6730
01/01/2009 to 12/31/2009          4.600138           6.242944        197,464.6700
01/01/2010 to 12/31/2010          6.242944           6.591246        197,210.7906
01/01/2011 to 04/29/2011          6.591246           7.002829              0.0000
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190        669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221        504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609        425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766        332,709.3010
01/01/2016 to 12/31/2016          1.025766           1.127200        433,994.3783
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.939126          11.450048        396,995.8450
01/01/2008 to 12/31/2008         11.450048           7.217589        344,939.7706
01/01/2009 to 12/31/2009          7.217589           8.987134        353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246        335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209        308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433        247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396        261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078        233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128        211,879.3213
01/01/2016 to 12/31/2016         15.197128          17.534217        195,248.3299
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         27.558940          27.268055        637,582.4729
01/01/2008 to 12/31/2008         27.268055          16.420585        538,320.0572
01/01/2009 to 12/31/2009         16.420585          20.437665        503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389        433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232        376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694        331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396        282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435        247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015        226,914.5606
01/01/2016 to 12/31/2016         33.375015          37.918704        212,644.4732
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.002966          17.036598              0.0000
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233        253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363        340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158        373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044        364,349.3775
01/01/2016 to 12/31/2016          1.195044           1.209612        270,311.4234
--------------------------        --------           --------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.178168           9.753617            353.1440
01/01/2009 to 12/31/2009          9.753617          12.354505            559.3000
01/01/2010 to 12/31/2010         12.354505          14.491671          8,106.8239
01/01/2011 to 12/31/2011         14.491671          12.777942         10,242.7930
01/01/2012 to 12/31/2012         12.777942          14.498066         12,659.4681
01/01/2013 to 12/31/2013         14.498066          18.952975         12,055.3217
01/01/2014 to 12/31/2014         18.952975          19.457746          6,831.9918
01/01/2015 to 12/31/2015         19.457746          17.716621          5,516.5106
01/01/2016 to 12/31/2016         17.716621          22.743197          5,406.5260
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.426056           6.148147        299,044.2081
01/01/2009 to 12/31/2009          6.148147          10.217171        519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597        536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069        323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652        288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041        274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536        275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047        266,437.2249
01/01/2016 to 12/31/2016          8.467047           9.286443        242,083.8969
--------------------------       ---------          ---------        ------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.422921          13.251701              0.0000
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987741           9.750493        100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875         99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344        129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968        132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273        191,841.6085
01/01/2016 to 12/31/2016          9.680273           9.820221        161,330.0475
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.758658          12.150119            373.6083
01/01/2011 to 12/31/2011         12.150119          11.912168              0.0000
01/01/2012 to 12/31/2012         11.912168          13.390224              0.0000
01/01/2013 to 12/31/2013         13.390224          13.307738              0.0000
01/01/2014 to 12/31/2014         13.307738          13.239254              0.0000
01/01/2015 to 12/31/2015         13.239254          12.480860              0.0000
01/01/2016 to 12/31/2016         12.480860          12.383990              0.0000
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP RESEARCH
SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          6.887089           8.230585                0.0000
01/01/2010 to 12/31/2010          8.230585           9.097021              628.6261
01/01/2011 to 12/31/2011          9.097021           8.964130            1,510.1700
01/01/2012 to 12/31/2012          8.964130           9.991239            6,501.5301
01/01/2013 to 12/31/2013          9.991239          13.186457            5,456.9559
01/01/2014 to 12/31/2014         13.186457          14.710610            1,204.3463
01/01/2015 to 12/31/2015         14.710610          15.108065            1,131.3280
01/01/2016 to 12/31/2016         15.108065          16.078082                0.0000
--------------------------       ---------          ---------            ----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.972623          13.127531          801,086.3843
01/01/2008 to 12/31/2008         13.127531           7.642126        1,877,780.8910
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
01/01/2016 to 12/31/2016         15.434431          16.544930          867,799.5647
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.976006          10.421339           59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002          112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725          123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444          194,041.3172
01/01/2016 to 12/31/2016         11.928444          12.714734          163,790.0448
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733          129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859          137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638          480,043.6599
01/01/2016 to 12/31/2016          1.175638           1.206835           63,522.7118
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.829203          17.646923        1,169,698.7894
01/01/2008 to 12/31/2008         17.646923          10.008772          996,440.7431
01/01/2009 to 12/31/2009         10.008772          12.959129          923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054          879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782          811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294          687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371          610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104          578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468          518,716.6335
01/01/2016 to 12/31/2016         14.876468          14.504927          482,548.3651
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.596585          12.869538          259,720.8437
01/01/2008 to 12/31/2008         12.869538           6.740158          216,898.3079
01/01/2009 to 12/31/2009          6.740158          10.426948          204,011.0200
01/01/2010 to 12/31/2010         10.426948          13.547381          226,159.9724
01/01/2011 to 12/31/2011         13.547381          12.403682          192,479.8321
01/01/2012 to 12/31/2012         12.403682          13.332013          172,098.7118
01/01/2013 to 12/31/2013         13.332013          18.231471          154,467.2395
01/01/2014 to 12/31/2014         18.231471          18.114972          135,975.3189
01/01/2015 to 12/31/2015         18.114972          16.923516          124,559.8235
01/01/2016 to 12/31/2016         16.923516          15.238206          119,413.0994
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.836003          19.686179           27,297.4513
01/01/2008 to 12/31/2008         19.686179          11.509665           20,912.6683
01/01/2009 to 12/31/2009         11.509665          15.827360           19,232.9800
01/01/2010 to 12/31/2010         15.827360          18.048102           23,318.7416
01/01/2011 to 12/31/2011         18.048102          16.261067           21,651.3021
01/01/2012 to 12/31/2012         16.261067          19.380368           19,587.9286
01/01/2013 to 12/31/2013         19.380368          24.231996           46,423.7834
01/01/2014 to 12/31/2014         24.231996          24.346062           41,009.0834
01/01/2015 to 12/31/2015         24.346062          24.890113           41,727.0442
01/01/2016 to 12/31/2016         24.890113          24.539343           38,615.0107
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         19.720558          19.851342           36,784.8167
01/01/2008 to 12/31/2008         19.851342          11.261386           34,265.6031
01/01/2009 to 12/31/2009         11.261386          14.522432           30,273.0700
01/01/2010 to 12/31/2010         14.522432          15.341169           27,594.6962
01/01/2011 to 04/29/2011         15.341169          17.102182                0.0000
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.557963            9,215.5822
01/01/2009 to 12/31/2009          6.557963           8.554902           14,337.9900
01/01/2010 to 12/31/2010          8.554902           9.059448           25,507.7074
01/01/2011 to 12/31/2011          9.059448           8.296852           63,681.6963
01/01/2012 to 12/31/2012          8.296852           9.973212           58,342.1036
01/01/2013 to 04/26/2013          9.973212          10.594142                0.0000
--------------------------       ---------          ---------           -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188                0.0000
01/01/2016 to 12/31/2016          0.961188           1.050626           51,980.2756
--------------------------       ---------          ---------           -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.545830          12.749612          402,376.5800
01/01/2010 to 12/31/2010         12.749612          13.514326          372,861.4424
01/01/2011 to 12/31/2011         13.514326          14.774818          336,942.7620
01/01/2012 to 12/31/2012         14.774818          15.858800          293,165.4416
01/01/2013 to 12/31/2013         15.858800          14.152398          264,576.1643
01/01/2014 to 12/31/2014         14.152398          14.323547          247,595.1862
01/01/2015 to 12/31/2015         14.323547          13.650960          220,205.9480
01/01/2016 to 12/31/2016         13.650960          14.096791          205,754.8555
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.384722          13.102425        2,253,473.7136
01/01/2008 to 12/31/2008         13.102425          12.940264        2,302,653.2914
01/01/2009 to 12/31/2009         12.940264          15.023346        1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943        1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440        1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855        1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055        1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364        1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101        1,139,096.3594
01/01/2016 to 12/31/2016         16.958101          17.115911        1,047,793.8203
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314          4,955.6568
01/01/2013 to 12/31/2013         10.893314          10.230778          3,513.9544
01/01/2014 to 12/31/2014         10.230778          10.823809          3,495.1243
01/01/2015 to 12/31/2015         10.823809          10.692470          4,064.0709
01/01/2016 to 12/31/2016         10.692470          10.656040          3,732.9291
--------------------------       ---------          ---------          ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215398          10.734370         21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089         32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169         47,549.7013
01/01/2016 to 12/31/2016         11.142169          11.460248         26,146.1179
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315        298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916        156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934        150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322        136,253.4070
01/01/2016 to 12/31/2016          1.193322           1.240150        118,794.2418
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.726737          10.443805        516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272        560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321        522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967        482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010        467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639        406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895        353,688.4821
01/01/2016 to 12/31/2016         14.183895          14.758774        321,305.6326
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.033275           9.897797        178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919        177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652        153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646        145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551        142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355        138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571        131,576.0840
01/01/2016 to 12/31/2016         14.003571          14.722029        118,592.7938
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         54.926993          56.191616        131,311.4828
01/01/2008 to 12/31/2008         56.191616          35.265632        108,537.9079
01/01/2009 to 12/31/2009         35.265632          41.166141        102,178.2400
01/01/2010 to 12/31/2010         41.166141          47.509158         92,859.0254
01/01/2011 to 12/31/2011         47.509158          44.972368         81,906.1511
01/01/2012 to 12/31/2012         44.972368          52.315042         73,267.2927
01/01/2013 to 12/31/2013         52.315042          69.001742         61,927.3592
01/01/2014 to 12/31/2014         69.001742          77.080006         57,354.4721
01/01/2015 to 12/31/2015         77.080006          73.307050         50,484.2551
01/01/2016 to 12/31/2016         73.307050          83.791628         44,255.8066
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.863563          56.989263        1,028,082.7548
01/01/2008 to 12/31/2008         56.989263          35.688706          874,903.2880
01/01/2009 to 12/31/2009         35.688706          41.561455          782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303          706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832          618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371          547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868          468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157          420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627          373,849.2811
01/01/2016 to 12/31/2016         72.884627          83.122416          335,978.8179
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.427259          13.332933           35,811.4851
01/01/2008 to 12/31/2008         13.332933           8.039124           39,496.6097
01/01/2009 to 12/31/2009          8.039124          10.264969           31,285.0300
01/01/2010 to 04/30/2010         10.264969          10.957935                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.299611           9.602874        1,137,931.2798
01/01/2008 to 12/31/2008          9.602874           5.690788          981,243.9270
01/01/2009 to 12/31/2009          5.690788           8.143047          927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279          837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490          733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337          658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995          606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394          542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874          505,163.8054
01/01/2016 to 12/31/2016         17.299874          18.074487          466,167.9028
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.338940          20.936031           35,723.1353
01/01/2008 to 12/31/2008         20.936031          11.481951           33,675.4969
01/01/2009 to 12/31/2009         11.481951          13.765846           44,030.8400
01/01/2010 to 12/31/2010         13.765846          14.469721           40,591.6019
01/01/2011 to 12/31/2011         14.469721          11.367781           41,896.5184
01/01/2012 to 12/31/2012         11.367781          13.346288           39,155.2083
01/01/2013 to 12/31/2013         13.346288          15.115190           61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740           56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798           55,883.9822
01/01/2016 to 12/31/2016         13.828798          14.289529           46,355.1907
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         16.222415          15.520773           10,129.0344
01/01/2014 to 12/31/2014         15.520773          16.100319            5,985.1965
01/01/2015 to 12/31/2015         16.100319          15.827917            9,538.5261
01/01/2016 to 12/31/2016         15.827917          15.893742           11,928.6620
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         43.772618          45.645270           36,456.1555
01/01/2008 to 12/31/2008         45.645270          43.250853           29,661.1502
01/01/2009 to 12/31/2009         43.250853          46.450072           32,262.9300
01/01/2010 to 12/31/2010         46.450072          49.376805           35,378.6806
01/01/2011 to 12/31/2011         49.376805          51.632937           32,925.3476
01/01/2012 to 12/31/2012         51.632937          54.481531           31,458.1362
01/01/2013 to 12/31/2013         54.481531          53.049924           30,186.1530
01/01/2014 to 12/31/2014         53.049924          55.735312           32,459.0448
01/01/2015 to 12/31/2015         55.735312          55.010026           34,710.0384
01/01/2016 to 12/31/2016         55.010026          55.660314           37,317.0778
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.705852          10.960381           55,634.4600
01/01/2010 to 12/31/2010         10.960381          12.917949           54,656.9177
01/01/2011 to 12/31/2011         12.917949          11.570182           44,822.6028
01/01/2012 to 12/31/2012         11.570182          13.015476           41,808.4431
01/01/2013 to 12/31/2013         13.015476          17.183484           29,276.8822
01/01/2014 to 12/31/2014         17.183484          18.406213           27,631.3870
01/01/2015 to 12/31/2015         18.406213          19.241812           27,571.9499
01/01/2016 to 12/31/2016         19.241812          18.943067           25,941.2792
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
04/30/2007 to 12/31/2007         15.137983          15.808790           80,909.9467
01/01/2008 to 12/31/2008         15.808790           8.918631           57,985.6124
01/01/2009 to 05/01/2009          8.918631           8.475329                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.230456          10.546583        1,101,164.9748
01/01/2008 to 12/31/2008         10.546583          10.643155        2,065,900.1899
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
01/01/2016 to 12/31/2016          9.505751           9.360674          373,780.6395
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.724679          12.845133          619,641.8715
01/01/2008 to 12/31/2008         12.845133           8.016809          518,219.3982
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
01/01/2016 to 12/31/2016         21.120038          20.747453          474,013.6143
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.025889          10.145899        1,461,057.7979
01/01/2008 to 12/31/2008         10.145899           5.394779        1,270,776.6208
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.389234          10.991307          111,440.0886
01/01/2008 to 12/31/2008         10.991307           6.344902           98,039.8458
01/01/2009 to 12/31/2009          6.344902           8.093167           99,092.4000
01/01/2010 to 12/31/2010          8.093167          10.456325           86,541.6251
01/01/2011 to 12/31/2011         10.456325          10.567916           72,171.0379
01/01/2012 to 12/31/2012         10.567916          11.526436           64,952.5098
01/01/2013 to 12/31/2013         11.526436          16.823153           59,231.6614
01/01/2014 to 12/31/2014         16.823153          16.702489           51,786.9038
01/01/2015 to 12/31/2015         16.702489          16.663624           46,596.3870
01/01/2016 to 12/31/2016         16.663624          17.382125           40,719.3692
--------------------------       ---------          ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.699488          14.222857            7,447.7100
01/01/2010 to 12/31/2010         14.222857          17.150588           11,503.4759
01/01/2011 to 12/31/2011         17.150588          14.128534           10,247.1880
01/01/2012 to 12/31/2012         14.128534          16.384184            7,465.5032
01/01/2013 to 12/31/2013         16.384184          20.564521           12,430.6973
01/01/2014 to 12/31/2014         20.564521          18.873780           11,528.2453
01/01/2015 to 12/31/2015         18.873780          19.633341           12,838.0159
01/01/2016 to 12/31/2016         19.633341          20.437259           28,436.0064
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         51.638445          52.567571           23,763.4296
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         19.067873          19.692805              210.6586
01/01/2008 to 12/31/2008         19.692805          13.009163            2,604.3026
01/01/2009 to 12/31/2009         13.009163          15.852668           87,966.1600
01/01/2010 to 12/31/2010         15.852668          18.122957           82,508.5555
01/01/2011 to 12/31/2011         18.122957          17.016307           75,763.6687
01/01/2012 to 12/31/2012         17.016307          18.508914           68,987.0188
01/01/2013 to 12/31/2013         18.508914          24.228036           60,452.6750
01/01/2014 to 12/31/2014         24.228036          26.490564           53,849.1395
01/01/2015 to 12/31/2015         26.490564          26.073515           50,388.6143
01/01/2016 to 04/29/2016         26.073515          26.223329                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.683378          12.434415          656,291.1625
01/01/2008 to 12/31/2008         12.434415           7.288546          568,911.4393
01/01/2009 to 05/01/2009          7.288546           7.200696                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.389697          14.780208        2,577,501.1009
01/01/2008 to 12/31/2008         14.780208           8.801293        2,282,848.3988
01/01/2009 to 12/31/2009          8.801293          11.412672        2,101,442.5000
01/01/2010 to 12/31/2010         11.412672          12.552562        1,916,652.6289
01/01/2011 to 12/31/2011         12.552562          11.831530        1,730,378.7213
01/01/2012 to 12/31/2012         11.831530          13.115000        1,475,057.6244
01/01/2013 to 12/31/2013         13.115000          17.225755        1,299,516.7289
01/01/2014 to 12/31/2014         17.225755          18.713913        1,119,764.9789
01/01/2015 to 12/31/2015         18.713913          18.824888        1,002,875.6599
01/01/2016 to 12/31/2016         18.824888          19.841206          896,014.0225
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
01/01/2016 to 12/31/2016         13.576085          13.958866           39,243.4680
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
01/01/2016 to 12/31/2016         14.208099          14.826400        2,011,535.3775
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.099798          11.563424          812,162.4307
01/01/2008 to 12/31/2008         11.563424           9.024871        1,089,549.2684
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.543319          12.058129        2,371,941.0372
01/01/2008 to 12/31/2008         12.058129           8.726651        2,408,636.9381
01/01/2009 to 12/31/2009          8.726651          10.823073        2,375,970.5400
01/01/2010 to 12/31/2010         10.823073          11.966086        2,284,647.5834
01/01/2011 to 12/31/2011         11.966086          11.756922        2,225,206.7572
01/01/2012 to 12/31/2012         11.756922          12.996773        2,054,478.6658
01/01/2013 to 12/31/2013         12.996773          14.602732        1,995,052.8777
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.631519          15.129302        4,250,427.4195
01/01/2015 to 12/31/2015         15.129302          14.693033        3,771,324.8753
01/01/2016 to 12/31/2016         14.693033          15.479490        3,390,776.3398
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.061156          12.441938        5,357,936.7469
01/01/2008 to 12/31/2008         12.441938           8.329388        7,247,411.5696
01/01/2009 to 12/31/2009          8.329388          10.514679        6,968,832.9000
01/01/2010 to 12/31/2010         10.514679          11.747788        6,787,554.0376
01/01/2011 to 12/31/2011         11.747788          11.359161        5,911,435.3614
01/01/2012 to 12/31/2012         11.359161          12.728775        5,356,591.1512
01/01/2013 to 12/31/2013         12.728775          14.951838        4,685,909.5109
01/01/2014 to 04/25/2014         14.951838          14.961059                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.605151          15.189172        3,750,437.9274
01/01/2015 to 12/31/2015         15.189172          14.687175        3,395,824.1340
01/01/2016 to 12/31/2016         14.687175          15.622911        3,125,736.8883
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.717038          13.096001       5,626,447.2583
01/01/2008 to 12/31/2008         13.096001           8.003254       6,222,133.4460
01/01/2009 to 12/31/2009          8.003254          10.241709       5,752,331.4200
01/01/2010 to 12/31/2010         10.241709          11.634653       5,279,473.7401
01/01/2011 to 12/31/2011         11.634653          11.001334       4,778,559.5779
01/01/2012 to 12/31/2012         11.001334          12.521385       4,354,971.7371
01/01/2013 to 12/31/2013         12.521385          15.508286       3,988,892.2947
01/01/2014 to 04/25/2014         15.508286          15.433457               0.0000
--------------------------       ---------          ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           7.021527          43,747.3748
01/01/2009 to 12/31/2009          7.021527           8.878574          85,141.7900
01/01/2010 to 12/31/2010          8.878574           9.610672          96,192.0851
01/01/2011 to 12/31/2011          9.610672           9.287285         104,732.7225
01/01/2012 to 12/31/2012          9.287285          10.607388          95,756.4444
01/01/2013 to 04/26/2013         10.607388          11.410352               0.0000
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.718014          13.023835         151,802.9167
01/01/2008 to 12/31/2008         13.023835           9.947255         145,120.6649
01/01/2009 to 12/31/2009          9.947255          11.575401         140,553.5700
01/01/2010 to 12/31/2010         11.575401          12.501651         138,692.9987
01/01/2011 to 12/31/2011         12.501651          12.562996         114,786.6058
01/01/2012 to 12/31/2012         12.562996          13.753682         101,421.4243
01/01/2013 to 12/31/2013         13.753682          16.058427          95,922.2653
01/01/2014 to 12/31/2014         16.058427          17.116742          86,241.5427
01/01/2015 to 12/31/2015         17.116742          16.769352          80,476.6436
01/01/2016 to 12/31/2016         16.769352          17.966782          74,554.9539
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.596445          10.858225           1,591.7148
01/01/2009 to 12/31/2009         10.858225          12.879096           7,037.9400
01/01/2010 to 12/31/2010         12.879096          14.084679          33,087.1686
01/01/2011 to 12/31/2011         14.084679          13.943188          36,928.2851
01/01/2012 to 12/31/2012         13.943188          15.951786          37,484.4092
01/01/2013 to 12/31/2013         15.951786          21.243229         106,449.1197
01/01/2014 to 12/31/2014         21.243229          23.102581          94,844.1570
01/01/2015 to 12/31/2015         23.102581          22.641679          87,038.1212
01/01/2016 to 12/31/2016         22.641679          25.410414          84,973.6698
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.588767          21,111.9662
01/01/2009 to 12/31/2009          6.588767           8.093684          81,813.5000
01/01/2010 to 12/31/2010          8.093684           8.838888         136,426.8294
01/01/2011 to 12/31/2011          8.838888           8.646988         149,614.6077
01/01/2012 to 12/31/2012          8.646988           9.688314         133,951.7523
01/01/2013 to 04/26/2013          9.688314          10.604251               0.0000
--------------------------       ---------          ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.438744          24.233785         131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563         114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470         104,979.9085
01/01/2016 to 12/31/2016         23.465470          27.327174          97,371.7443
--------------------------       ---------          ---------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         19.731732          21.433748              0.0000
--------------------------       ---------          ---------              ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.022287          13.269146              0.0000
--------------------------       ---------          ---------              ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.432213          15.440795        309,684.9867
01/01/2008 to 12/31/2008         15.440795           9.370413        281,593.7550
01/01/2009 to 12/31/2009          9.370413          12.605418        255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624        215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208        200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643        164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.839295          14.863686        481,785.6339
01/01/2008 to 12/31/2008         14.863686           8.479334        410,606.5430
01/01/2009 to 12/31/2009          8.479334          11.930121        343,575.8300
01/01/2010 to 12/31/2010         11.930121          13.699866        312,262.8290
01/01/2011 to 12/31/2011         13.699866          13.296195        285,112.2405
01/01/2012 to 12/31/2012         13.296195          15.519702        240,117.6370
01/01/2013 to 12/31/2013         15.519702          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
01/01/2016 to 12/31/2016         24.650367          24.618384        219,760.4393
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.370140          15.481068         43,212.6297
01/01/2008 to 12/31/2008         15.481068           9.696770         32,402.9397
01/01/2009 to 12/31/2009          9.696770          13.223132         32,216.5000
01/01/2010 to 12/31/2010         13.223132          17.515450         46,391.1798
01/01/2011 to 12/31/2011         17.515450          17.478727         43,421.3853
01/01/2012 to 12/31/2012         17.478727          19.926195         39,368.8228
01/01/2013 to 12/31/2013         19.926195          28.257977         37,227.9924
01/01/2014 to 12/31/2014         28.257977          29.642954         32,612.5818
01/01/2015 to 12/31/2015         29.642954          29.876231         33,425.5868
01/01/2016 to 12/31/2016         29.876231          32.761771         36,566.5055
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.850739          18.712143              0.0000
01/01/2011 to 12/31/2011         18.712143          15.337245          2,902.0366
01/01/2012 to 12/31/2012         15.337245          15.473865          2,886.1056
01/01/2013 to 12/31/2013         15.473865          16.857599          2,871.5116
01/01/2014 to 12/31/2014         16.857599          13.460325          2,856.3423
01/01/2015 to 12/31/2015         13.460325           8.902713          2,838.8972
01/01/2016 to 12/31/2016          8.902713          12.587406          2,822.1350
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.917596          31.010056          9,246.4929
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007      18.623787          19.534903               2,408.1784
01/01/2008 to 12/31/2008      19.534903          17.150388               1,385.7801
01/01/2009 to 12/31/2009      17.150388          22.451691               1,641.1800
01/01/2010 to 12/31/2010      22.451691          24.773268               2,892.0481
01/01/2011 to 12/31/2011      24.773268          25.253217               2,789.5389
01/01/2012 to 12/31/2012      25.253217          27.725273               3,170.1960
01/01/2013 to 12/31/2013      27.725273          27.692825               3,017.0016
01/01/2014 to 12/31/2014      27.692825          28.488225               2,721.1763
01/01/2015 to 12/31/2015      28.488225          27.658946               2,689.3338
01/01/2016 to 04/29/2016      27.658946          28.346890                   0.0000
--------------------------    ---------          ---------               ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016      28.421120          29.430103             388,707.5751
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007      16.002966          17.036598                   0.0000
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.238141          19.113056           1,099,384.7378
01/01/2008 to 12/31/2008      19.113056          15.302076             875,259.1147
01/01/2009 to 12/31/2009      15.302076          20.586701             788,356.3700
01/01/2010 to 12/31/2010      20.586701          22.875466             714,241.2804
01/01/2011 to 12/31/2011      22.875466          23.505333             631,248.8694
01/01/2012 to 12/31/2012      23.505333          26.111964             576,708.8517
01/01/2013 to 12/31/2013      26.111964          27.734056             500,702.0517
01/01/2014 to 12/31/2014      27.734056          28.597570             459,829.4242
01/01/2015 to 12/31/2015      28.597570          27.517908             411,473.2304
01/01/2016 to 04/29/2016      27.517908          28.330980                   0.0000
--------------------------    ---------          ---------           --------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007      16.036286          16.275265              53,734.0353
01/01/2008 to 12/31/2008      16.275265          11.022796              43,956.4594
01/01/2009 to 12/31/2009      11.022796          13.818668              39,517.9000
01/01/2010 to 12/31/2010      13.818668          15.306216              33,428.0117
01/01/2011 to 12/31/2011      15.306216          15.345542              28,095.0909
01/01/2012 to 12/31/2012      15.345542          18.006847              23,720.9666
01/01/2013 to 12/31/2013      18.006847          23.453843              22,109.8836
01/01/2014 to 12/31/2014      23.453843          25.990823              19,072.6259
01/01/2015 to 12/31/2015      25.990823          24.787566              17,980.5822
01/01/2016 to 12/31/2016      24.787566          27.708610              14,848.9412

CLASS B



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          25.035574          28.251709           460.5152
01/01/2008 to 12/31/2008          28.251709          17.102826         1,148.9490
01/01/2009 to 12/31/2009          17.102826          23.915921         1,471.0200
01/01/2010 to 12/31/2010          23.915921          26.261768         1,798.9594
01/01/2011 to 12/31/2011          26.261768          23.513761         1,784.7353
01/01/2012 to 12/31/2012          23.513761          28.316706         1,869.0195
01/01/2013 to 12/31/2013          28.316706          35.944555         1,772.5434
01/01/2014 to 12/31/2014          35.944555          36.138009         1,211.3814
01/01/2015 to 12/31/2015          36.138009          37.974455         1,233.1330
01/01/2016 to 12/31/2016          37.974455          37.547455           800.8374
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          30.891376          15.600850             0.0000
01/01/2009 to 12/31/2009          15.600850          24.727275           765.7300
01/01/2010 to 12/31/2010          24.727275          29.745035           218.5441
01/01/2011 to 12/31/2011          29.745035          23.633842           251.9061
01/01/2012 to 12/31/2012          23.633842          27.443086           208.9927
01/01/2013 to 12/31/2013          27.443086          34.593253            66.8482
01/01/2014 to 12/31/2014          34.593253          34.714639            34.6953
01/01/2015 to 12/31/2015          34.714639          34.202960            34.1866
01/01/2016 to 12/31/2016          34.202960          34.314862            32.3390
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         155.025157          89.425584            60.6883
01/01/2009 to 12/31/2009          89.425584         122.507349           265.0200
01/01/2010 to 12/31/2010         122.507349         142.872401           344.9206
01/01/2011 to 12/31/2011         142.872401         134.394056           519.4763
01/01/2012 to 12/31/2012         134.394056         155.676496           346.5961
01/01/2013 to 12/31/2013         155.676496         199.026256           538.1582
01/01/2014 to 12/31/2014         199.026256         212.214969           540.8561
01/01/2015 to 12/31/2015         212.214969         222.834888           523.0531
01/01/2016 to 12/31/2016         222.834888         239.744925           182.4802
--------------------------       ----------         ----------         ----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.183282          10.506265        31,029.1224
01/01/2013 to 12/31/2013          10.506265          11.474744        36,091.9456
01/01/2014 to 12/31/2014          11.474744          12.104244        44,076.9478
01/01/2015 to 12/31/2015          12.104244          11.963151        42,618.7098
01/01/2016 to 12/31/2016          11.963151          12.178353        45,081.2802
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996802           1.037898        17,424.8035
01/01/2015 to 12/31/2015           1.037898           1.009859       150,895.3429
01/01/2016 to 12/31/2016           1.009859           1.012137       122,232.0642
--------------------------       ----------         ----------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.113091          11.492134        71,701.8372
01/01/2013 to 12/31/2013          11.492134          10.909788        95,116.5795
01/01/2014 to 12/31/2014          10.909788          11.149090        43,316.9079
01/01/2015 to 12/31/2015          11.149090           9.906825        38,874.1829
01/01/2016 to 12/31/2016           9.906825          10.607334        36,536.7473
--------------------------       ----------         ----------       ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873           71,453.8968
01/01/2013 to 12/31/2013         10.236873          11.096263          115,584.2918
01/01/2014 to 12/31/2014         11.096263          11.548820           88,643.3037
01/01/2015 to 12/31/2015         11.548820          11.336124          114,076.7196
01/01/2016 to 12/31/2016         11.336124          11.633112          125,762.2392
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.797256          17.358689           39,039.9500
01/01/2010 to 12/31/2010         17.358689          19.748068           49,295.1134
01/01/2011 to 12/31/2011         19.748068          19.861185           56,842.9674
01/01/2012 to 12/31/2012         19.861185          22.743320           52,997.7712
01/01/2013 to 12/31/2013         22.743320          24.434687           47,972.7311
01/01/2014 to 12/31/2014         24.434687          24.802021           42,821.1384
01/01/2015 to 12/31/2015         24.802021          23.385369           49,772.7513
01/01/2016 to 12/31/2016         23.385369          26.191865           44,238.6128
--------------------------       ---------          ---------          ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.907360           9.223364          132,254.2543
01/01/2009 to 12/31/2009          9.223364          12.211480          120,940.1600
01/01/2010 to 12/31/2010         12.211480          13.932543          109,557.1915
01/01/2011 to 12/31/2011         13.932543          12.926451          113,252.4378
01/01/2012 to 12/31/2012         12.926451          16.002101          115,994.8532
01/01/2013 to 12/31/2013         16.002101          16.282017           99,005.8233
01/01/2014 to 12/31/2014         16.282017          18.122311           89,107.6789
01/01/2015 to 12/31/2015         18.122311          17.558323           78,339.2580
01/01/2016 to 12/31/2016         17.558323          17.404553           73,065.6017
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.252524           7.462739          368,564.6284
01/01/2012 to 12/31/2012          7.462739           8.689722          317,272.3757
01/01/2013 to 12/31/2013          8.689722          12.432991          325,312.5013
01/01/2014 to 12/31/2014         12.432991          14.525528          287,273.9499
01/01/2015 to 12/31/2015         14.525528          13.697363          228,157.0656
01/01/2016 to 12/31/2016         13.697363          13.820529          239,055.5575
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.122610          10.283068           71,461.8140
01/01/2008 to 12/31/2008         10.283068           4.585552           73,675.7912
01/01/2009 to 12/31/2009          4.585552           6.216925           85,304.2600
01/01/2010 to 12/31/2010          6.216925           6.557220           75,032.1913
01/01/2011 to 04/29/2011          6.557220           6.964406                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
01/01/2016 to 12/31/2016          1.021990           1.121928          683,687.5546
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.919227          11.419472         96,248.9567
01/01/2008 to 12/31/2008         11.419472           7.191079         93,244.9518
01/01/2009 to 12/31/2009          7.191079           8.945174         92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738         80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703         71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622         68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305         83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764         68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650         56,999.0327
01/01/2016 to 12/31/2016         15.035650          17.330567         54,606.7756
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         26.816252          26.506534         24,856.0192
01/01/2008 to 12/31/2008         26.506534          15.945964         27,784.5557
01/01/2009 to 12/31/2009         15.945964          19.827088         31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039         35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786         32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594         25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816         22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283         22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148         22,246.2928
01/01/2016 to 12/31/2016         32.184148          36.529158         21,496.9373
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         15.944443          16.968765              0.0000
--------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513        327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433        366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926        321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645        429,949.2036
01/01/2016 to 12/31/2016          1.190645           1.203955        407,864.4132
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.138805           9.717884              0.0000
01/01/2009 to 12/31/2009          9.717884          12.296934            178.6700
01/01/2010 to 12/31/2010         12.296934          14.409736            178.4220
01/01/2011 to 12/31/2011         14.409736          12.693012            178.1930
01/01/2012 to 12/31/2012         12.693012          14.387235            177.9813
01/01/2013 to 12/31/2013         14.387235          18.789303             77.6887
01/01/2014 to 12/31/2014         18.789303          19.270430             77.6077
01/01/2015 to 12/31/2015         19.270430          17.528520             77.5320
01/01/2016 to 12/31/2016         17.528520          22.479248             77.4458
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.399187           6.131668         70,413.5393
01/01/2009 to 12/31/2009          6.131668          10.179606        100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549        101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769         99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206        102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868        102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143         92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404         93,890.2134
01/01/2016 to 12/31/2016          8.385404           9.187708         86,421.0462
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987604           9.743895           59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045           54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655           61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566          114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047          102,668.1723
01/01/2016 to 12/31/2016          9.635047           9.764572           62,200.4759
--------------------------        --------           --------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.746816          12.129841            4,428.0608
01/01/2011 to 12/31/2011         12.129841          11.880428            3,873.9002
01/01/2012 to 12/31/2012         11.880428          13.341128            3,773.9392
01/01/2013 to 12/31/2013         13.341128          13.245689            2,677.9329
01/01/2014 to 12/31/2014         13.245689          13.164349            2,660.0450
01/01/2015 to 12/31/2015         13.164349          12.397834            2,585.1592
01/01/2016 to 12/31/2016         12.397834          12.289311            2,590.7016
--------------------------       ---------          ---------          ------------

MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP RESEARCH
SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          6.810853           8.134115                0.0000
01/01/2010 to 12/31/2010          8.134115           8.981417            1,305.8726
01/01/2011 to 12/31/2011          8.981417           8.841384            1,305.8726
01/01/2012 to 12/31/2012          8.841384           9.844529            1,305.8726
01/01/2013 to 12/31/2013          9.844529          12.979852            1,305.8726
01/01/2014 to 12/31/2014         12.979852          14.465652            1,305.8726
01/01/2015 to 12/31/2015         14.465652          14.841637            1,305.8726
01/01/2016 to 12/31/2016         14.841637          15.778762            1,205.2231
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.944726          13.086132        1,026,255.7098
01/01/2008 to 12/31/2008         13.086132           7.610366          968,970.0248
01/01/2009 to 12/31/2009          7.610366           9.919738          798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251          785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063          672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485          624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577          545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816          405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021          345,691.0001
01/01/2016 to 12/31/2016         15.263021          16.344835          355,862.1092
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.965951          10.403852           51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635           52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290          116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752          114,981.5782
01/01/2016 to 12/31/2016         11.872752          12.642725          120,809.2898
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426                0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247           49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927          307,034.9133
01/01/2016 to 12/31/2016          1.171927           1.201823          283,579.5819
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.829364          17.620509        445,604.3010
01/01/2008 to 12/31/2008         17.620509           9.978727        336,070.5402
01/01/2009 to 12/31/2009          9.978727          12.900855        358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990        269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447        244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664        220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151        185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062        164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497        148,041.8686
01/01/2016 to 12/31/2016         14.696497          14.315126        146,964.3866
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.532005          12.778253            813.6337
01/01/2008 to 12/31/2008         12.778253           6.685618          2,564.2626
01/01/2009 to 12/31/2009          6.685618          10.332240          4,619.5000
01/01/2010 to 12/31/2010         10.332240          13.410930          5,042.4082
01/01/2011 to 12/31/2011         13.410930          12.266496          3,213.3027
01/01/2012 to 12/31/2012         12.266496          13.171308          2,939.6230
01/01/2013 to 12/31/2013         13.171308          17.993720          2,585.5852
01/01/2014 to 12/31/2014         17.993720          17.860862          2,402.8326
01/01/2015 to 12/31/2015         17.860862          16.669429          2,275.9061
01/01/2016 to 12/31/2016         16.669429          14.994415          1,724.2100
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.651755          19.474022          2,290.8776
01/01/2008 to 12/31/2008         19.474022          11.374184          2,288.5687
01/01/2009 to 12/31/2009         11.374184          15.625418          2,285.7400
01/01/2010 to 12/31/2010         15.625418          17.800035          3,706.9553
01/01/2011 to 12/31/2011         17.800035          16.021549          2,280.8632
01/01/2012 to 12/31/2012         16.021549          19.075725          2,278.7210
01/01/2013 to 12/31/2013         19.075725          23.827264          2,690.0810
01/01/2014 to 12/31/2014         23.827264          23.915490          2,610.2376
01/01/2015 to 12/31/2015         23.915490          24.425474          1,291.6226
01/01/2016 to 12/31/2016         24.425474          24.057182          1,258.1885
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         18.514734          18.618787          1,496.7762
01/01/2008 to 12/31/2008         18.618787          10.551561          1,514.8605
01/01/2009 to 12/31/2009         10.551561          13.593456          1,289.9200
01/01/2010 to 12/31/2010         13.593456          14.345478          1,302.5041
01/01/2011 to 04/29/2011         14.345478          15.986985              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.553441              0.0000
01/01/2009 to 12/31/2009          6.553441           8.540458            382.5800
01/01/2010 to 12/31/2010          8.540458           9.035119            319.2303
01/01/2011 to 12/31/2011          9.035119           8.266309          2,632.8880
01/01/2012 to 12/31/2012          8.266309           9.926517          1,283.7589
01/01/2013 to 04/26/2013          9.926517          10.541188              0.0000
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
01/01/2016 to 12/31/2016          0.959564           1.047802              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.476607          12.664811        767,252.0900
01/01/2010 to 12/31/2010         12.664811          13.411023        678,447.8767
01/01/2011 to 12/31/2011         13.411023          14.647270        596,849.5573
01/01/2012 to 12/31/2012         14.647270          15.706100        525,494.4515
01/01/2013 to 12/31/2013         15.706100          14.002111        452,641.9792
01/01/2014 to 12/31/2014         14.002111          14.157275        390,061.1226
01/01/2015 to 12/31/2015         14.157275          13.479002        345,664.7316
01/01/2016 to 12/31/2016         13.479002          13.905304        326,628.5467
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.404736          13.110413        719,451.5509
01/01/2008 to 12/31/2008         13.110413          12.935178        776,172.3023
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
01/01/2016 to 12/31/2016         16.833155          16.972821        328,815.7514
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038              0.0000
01/01/2013 to 12/31/2013         10.875038          10.203401            986.7498
01/01/2014 to 12/31/2014         10.203401          10.784057          5,735.9521
01/01/2015 to 12/31/2015         10.784057          10.642551            976.8583
01/01/2016 to 12/31/2016         10.642551          10.595690         16,789.9406
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
01/01/2016 to 12/31/2016         11.112109          11.417906          1,863.4090
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
01/01/2016 to 12/31/2016          1.188929           1.234350        504,618.4693
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.695401          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
01/01/2016 to 12/31/2016         14.039123          14.593535        161,939.9156
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.004421           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
01/01/2016 to 12/31/2016         13.860629          14.557192        141,967.7661
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.954181          57.024330        308,668.0904
01/01/2008 to 12/31/2008         57.024330          35.674748        276,826.4960
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
01/01/2016 to 12/31/2016         72.347659          82.427569         98,881.4676
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         53.810906          49.679272            944.0276
01/01/2008 to 12/31/2008         49.679272          29.924124            735.5068
01/01/2009 to 12/31/2009         29.924124          38.171215            735.4300
01/01/2010 to 04/30/2010         38.171215          40.734708              0.0000
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.987067          18.371448              0.0000
01/01/2008 to 12/31/2008         18.371448          10.065335              0.0000
01/01/2009 to 12/31/2009         10.065335          12.055383              0.0000
01/01/2010 to 12/31/2010         12.055383          12.659148              0.0000
01/01/2011 to 12/31/2011         12.659148           9.935414              0.0000
01/01/2012 to 12/31/2012          9.935414          11.652908              0.0000
01/01/2013 to 12/31/2013         11.652908          13.184184         53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304         44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017         43,573.3308
01/01/2016 to 12/31/2016         12.038017          12.426654         41,654.1359
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         15.989227          15.287359          3,711.0506
01/01/2014 to 12/31/2014         15.287359          15.842341          8,356.5897
01/01/2015 to 12/31/2015         15.842341          15.558733          7,056.0627
01/01/2016 to 12/31/2016         15.558733          15.607822         21,253.5328
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         42.761992          44.546603          1,726.2236
01/01/2008 to 12/31/2008         44.546603          42.167509          1,488.3367
01/01/2009 to 12/31/2009         42.167509          45.241342          1,220.8600
01/01/2010 to 12/31/2010         45.241342          48.043857          1,749.8790
01/01/2011 to 12/31/2011         48.043857          50.189017          2,417.4757
01/01/2012 to 12/31/2012         50.189017          52.904741          2,280.3961
01/01/2013 to 12/31/2013         52.904741          51.463065          2,187.2565
01/01/2014 to 12/31/2014         51.463065          54.014090          1,676.3925
01/01/2015 to 12/31/2015         54.014090          53.257907            814.3164
01/01/2016 to 12/31/2016         53.257907          53.833621          2,577.0240
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.588388          10.805375                0.0000
01/01/2010 to 12/31/2010         10.805375          12.722543              603.7132
01/01/2011 to 12/31/2011         12.722543          11.383792              603.7132
01/01/2012 to 12/31/2012         11.383792          12.792938              603.7132
01/01/2013 to 12/31/2013         12.792938          16.872808              603.7132
01/01/2014 to 12/31/2014         16.872808          18.055361              603.7132
01/01/2015 to 12/31/2015         18.055361          18.856163              603.7132
01/01/2016 to 12/31/2016         18.856163          18.544850              557.1826
--------------------------       ---------          ---------              --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
04/30/2007 to 12/31/2007         14.963899          15.616502                0.0000
01/01/2008 to 12/31/2008         15.616502           8.801294                0.0000
01/01/2009 to 05/01/2009          8.801294           8.361042                0.0000
--------------------------       ---------          ---------              --------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.247024          10.553046        1,015,568.2644
01/01/2008 to 12/31/2008         10.553046          10.639004        2,371,488.0135
01/01/2009 to 12/31/2009         10.639004          10.480908        1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080          984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891          954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355          789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836          894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309          644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723          605,682.5442
01/01/2016 to 12/31/2016          9.435723           9.282426          627,811.1668
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.711098          12.817358          492,311.6930
01/01/2008 to 12/31/2008         12.817358           7.991434          434,112.6527
01/01/2009 to 12/31/2009          7.991434          10.959638          389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058          370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634          341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541          573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796          497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841          430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297          374,574.6308
01/01/2016 to 12/31/2016         20.906297          20.516953          342,983.9825
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.040556          10.152174          883,697.9359
01/01/2008 to 12/31/2008         10.152174           5.392685          799,549.8858
01/01/2009 to 12/31/2009          5.392685           7.615002          718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111          634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327          548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.321075          10.918194           11,804.0478
01/01/2008 to 12/31/2008         10.918194           6.296359            7,008.7941
01/01/2009 to 12/31/2009          6.296359           8.023219            8,108.2500
01/01/2010 to 12/31/2010          8.023219          10.355607            7,883.1323
01/01/2011 to 12/31/2011         10.355607          10.455680            7,227.8272
01/01/2012 to 12/31/2012         10.455680          11.392560            7,978.3797
01/01/2013 to 12/31/2013         11.392560          16.611155            7,351.2877
01/01/2014 to 12/31/2014         16.611155          16.475519            7,049.5143
01/01/2015 to 12/31/2015         16.475519          16.420748            6,022.2514
01/01/2016 to 12/31/2016         16.420748          17.111653            5,972.0153
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.694026          14.206229           12,094.9100
01/01/2010 to 12/31/2010         14.206229          17.113440           12,830.2236
01/01/2011 to 12/31/2011         17.113440          14.083849           13,442.8182
01/01/2012 to 12/31/2012         14.083849          16.315960            8,951.9780
01/01/2013 to 12/31/2013         16.315960          20.458437           11,794.4508
01/01/2014 to 12/31/2014         20.458437          18.757640           11,751.4509
01/01/2015 to 12/31/2015         18.757640          19.493020           14,436.6440
01/01/2016 to 12/31/2016         19.493020          20.270913           14,490.4597
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         50.539167          51.414418            1,608.4043
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         18.823377          19.420755                0.0000
01/01/2008 to 12/31/2008         19.420755          12.816558              474.0838
01/01/2009 to 12/31/2009         12.816558          15.602348            5,565.8800
01/01/2010 to 12/31/2010         15.602348          17.818976            3,999.6473
01/01/2011 to 12/31/2011         17.818976          16.714193            3,360.9222
01/01/2012 to 12/31/2012         16.714193          18.162033            3,471.7730
01/01/2013 to 12/31/2013         18.162033          23.750225            3,204.8080
01/01/2014 to 12/31/2014         23.750225          25.942177            2,894.9517
01/01/2015 to 12/31/2015         25.942177          25.508233            2,794.2282
01/01/2016 to 04/29/2016         25.508233          25.646362                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.624352          12.364105           10,859.2398
01/01/2008 to 12/31/2008         12.364105           7.240045            8,554.2837
01/01/2009 to 05/01/2009          7.240045           7.150397                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.413047          14.789310        1,315,469.2794
01/01/2008 to 12/31/2008         14.789310           8.797857        1,099,658.9712
01/01/2009 to 12/31/2009          8.797857          11.396812        1,012,674.2700
01/01/2010 to 12/31/2010         11.396812          12.522598          891,888.9010
01/01/2011 to 12/31/2011         12.522598          11.791509          801,517.5740
01/01/2012 to 12/31/2012         11.791509          13.057507          645,466.4688
01/01/2013 to 12/31/2013         13.057507          17.133113          580,374.7381
01/01/2014 to 12/31/2014         17.133113          18.594661          470,387.1638
01/01/2015 to 12/31/2015         18.594661          18.686232          395,336.5316
01/01/2016 to 12/31/2016         18.686232          19.675380          360,093.6748
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.513985          13.749101           27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465           47,292.5311
01/01/2016 to 12/31/2016         13.431465          13.796365           55,394.6160
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.099853          14.460114        5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737        4,823,309.4711
01/01/2016 to 12/31/2016         14.056737          14.653790        4,315,423.1342
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.075921          11.526954         1,598,877.3764
01/01/2008 to 12/31/2008         11.526954           8.987380         2,872,180.7332
01/01/2009 to 12/31/2009          8.987380          10.854598         3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251         3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850         3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990         2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648         2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.518490          12.020101         4,956,840.2576
01/01/2008 to 12/31/2008         12.020101           8.690395         5,065,994.1323
01/01/2009 to 12/31/2009          8.690395          10.767338         5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574         5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042         5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083         5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509         4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.499935          14.983098         7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495         6,707,198.1384
01/01/2016 to 12/31/2016         14.536495          15.299267         5,800,643.4191
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.035216          12.402700        12,389,849.2039
01/01/2008 to 12/31/2008         12.402700           8.294780        12,007,765.4631
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
01/01/2016 to 12/31/2016         14.530683          15.441002         6,876,360.7866
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.689689          13.054701        12,268,807.7092
01/01/2008 to 12/31/2008         13.054701           7.969996        12,276,103.0249
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           7.016687        271,009.5412
01/01/2009 to 12/31/2009          7.016687           8.863588        353,417.2600
01/01/2010 to 12/31/2010          8.863588           9.584867        376,771.3664
01/01/2011 to 12/31/2011          9.584867           9.253106        375,161.9153
01/01/2012 to 12/31/2012          9.253106          10.557734        386,597.9056
01/01/2013 to 04/26/2013         10.557734          11.353330              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         41.777333          42.738930          6,110.2597
01/01/2008 to 12/31/2008         42.738930          32.610080          5,267.0222
01/01/2009 to 12/31/2009         32.610080          37.909706          5,017.7800
01/01/2010 to 12/31/2010         37.909706          40.902295          2,632.6998
01/01/2011 to 12/31/2011         40.902295          41.062011          2,586.9741
01/01/2012 to 12/31/2012         41.062011          44.908591          2,316.4052
01/01/2013 to 12/31/2013         44.908591          52.381664          2,073.1495
01/01/2014 to 12/31/2014         52.381664          55.778020          2,288.4754
01/01/2015 to 12/31/2015         55.778020          54.591356          2,070.1506
01/01/2016 to 12/31/2016         54.591356          58.431046          2,175.6108
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.444640          10.745239              0.0000
01/01/2009 to 12/31/2009         10.745239          12.732339            306.0800
01/01/2010 to 12/31/2010         12.732339          13.910277            698.3172
01/01/2011 to 12/31/2011         13.910277          13.756800          1,141.0604
01/01/2012 to 12/31/2012         13.756800          15.722736          1,119.1223
01/01/2013 to 12/31/2013         15.722736          20.917289         51,971.7468
01/01/2014 to 12/31/2014         20.917289          22.725377         37,514.7262
01/01/2015 to 12/31/2015         22.725377          22.249734         38,394.5696
01/01/2016 to 12/31/2016         22.249734          24.945586         35,185.9863
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.584222         19,860.7173
01/01/2009 to 12/31/2009          6.584222           8.080016         72,148.1900
01/01/2010 to 12/31/2010          8.080016           8.815149         88,995.4743
01/01/2011 to 12/31/2011          8.815149           8.615160         96,513.4404
01/01/2012 to 12/31/2012          8.615160           9.642956        100,159.9254
01/01/2013 to 04/26/2013          9.642956          10.551252              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.190964          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
01/01/2016 to 12/31/2016         23.104506          26.879920         33,918.0712
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         17.319799          18.807638              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.001887          13.242317              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.430482          15.428895        144,273.1358
01/01/2008 to 12/31/2008         15.428895           9.353781        129,427.3998
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.826875          18.671588          2,093.0731
01/01/2011 to 12/31/2011         18.671588          15.288720          2,321.7774
01/01/2012 to 12/31/2012         15.288720          15.409403          2,010.5636
01/01/2013 to 12/31/2013         15.409403          16.770589          2,102.3810
01/01/2014 to 12/31/2014         16.770589          13.377435          1,066.6443
01/01/2015 to 12/31/2015         13.377435           8.839019          2,211.9820
01/01/2016 to 12/31/2016          8.839019          12.484863          1,337.3222
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.280780          30.329874            126.2019
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         18.392377          19.272788              0.0000
01/01/2008 to 12/31/2008         19.272788          16.903303              0.0000
01/01/2009 to 12/31/2009         16.903303          22.106133              0.0000
01/01/2010 to 12/31/2010         22.106133          24.367609            186.4405
01/01/2011 to 12/31/2011         24.367609          24.814938            535.6637
01/01/2012 to 12/31/2012         24.814938          27.216721            535.4762
01/01/2013 to 12/31/2013         27.216721          27.157692            483.1051
01/01/2014 to 12/31/2014         27.157692          27.909798            482.9979
01/01/2015 to 12/31/2015         27.909798          27.070266            482.8972
01/01/2016 to 04/29/2016         27.070266          27.734449              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.816150          28.784568        167,700.2038
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         15.944443          16.968765              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.267637          19.124730        519,702.0840
01/01/2008 to 12/31/2008         19.124730          15.296064        436,233.8823
01/01/2009 to 12/31/2009         15.296064          20.558065        409,103.2100
01/01/2010 to 12/31/2010         20.558065          22.820826        375,779.6735
01/01/2011 to 12/31/2011         22.820826          23.425811        329,853.8532
01/01/2012 to 12/31/2012         23.425811          25.997480        291,789.8651
01/01/2013 to 12/31/2013         25.997480          27.584862        243,330.3864
01/01/2014 to 12/31/2014         27.584862          28.415302        202,093.7975
01/01/2015 to 12/31/2015         28.415302          27.315181        176,321.4559
01/01/2016 to 04/29/2016         27.315181          28.113019              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007      15.960893          16.182465          8,764.0370
01/01/2008 to 12/31/2008      16.182465          10.948933          4,435.1434
01/01/2009 to 12/31/2009      10.948933          13.712348          4,289.9700
01/01/2010 to 12/31/2010      13.712348          15.173281          4,281.7613
01/01/2011 to 12/31/2011      15.173281          15.197088          3,610.4222
01/01/2012 to 12/31/2012      15.197088          17.814735          1,948.5482
01/01/2013 to 12/31/2013      17.814735          23.180442          1,589.3856
01/01/2014 to 12/31/2014      23.180442          25.662172          1,528.8516
01/01/2015 to 12/31/2015      25.662172          24.449658          1,095.5993
01/01/2016 to 12/31/2016      24.449658          27.303569          1,073.3439

CLASS B



                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007          17.767455          20.011300        17,782.0321
01/01/2008 to 12/31/2008          20.011300          11.720386        12,808.5813
01/01/2009 to 12/31/2009          11.720386          15.568221        11,361.9700
01/01/2010 to 12/31/2010          15.568221          17.257600         6,931.0409
01/01/2011 to 12/31/2011          17.257600          15.807563         6,295.3833
01/01/2012 to 12/31/2012          15.807563          17.935463         5,741.4633
01/01/2013 to 12/31/2013          17.935463          20.964937         4,360.6939
01/01/2014 to 12/31/2014          20.964937          20.659138         4,295.9851
01/01/2015 to 12/31/2015          20.659138          19.815044         3,809.5881
01/01/2016 to 12/31/2016          19.815044          19.373658         3,732.2360
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          24.914811          28.101305         4,282.5320
01/01/2008 to 12/31/2008          28.101305          17.003228         5,058.0983
01/01/2009 to 12/31/2009          17.003228          23.764765         4,236.5200
01/01/2010 to 12/31/2010          23.764765          26.082753         4,346.6792
01/01/2011 to 12/31/2011          26.082753          23.341819         4,636.1805
01/01/2012 to 12/31/2012          23.341819          28.095523         4,600.2664
01/01/2013 to 12/31/2013          28.095523          35.645973         7,583.0879
01/01/2014 to 12/31/2014          35.645973          35.819901         7,826.8581
01/01/2015 to 12/31/2015          35.819901          37.621363         7,784.2639
01/01/2016 to 12/31/2016          37.621363          37.179739         7,716.3093
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          30.737249          15.517735             0.0000
01/01/2009 to 12/31/2009          15.517735          24.583253           477.2900
01/01/2010 to 12/31/2010          24.583253          29.557023           675.3220
01/01/2011 to 12/31/2011          29.557023          23.472725         1,051.2856
01/01/2012 to 12/31/2012          23.472725          27.242307         1,048.5768
01/01/2013 to 12/31/2013          27.242307          34.323009         1,396.1069
01/01/2014 to 12/31/2014          34.323009          34.426220         1,162.2127
01/01/2015 to 12/31/2015          34.426220          33.901824         1,142.8139
01/01/2016 to 12/31/2016          33.901824          33.995737         1,121.4579
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         153.157879          88.318426             0.0000
01/01/2009 to 12/31/2009          88.318426         120.930132           358.4400
01/01/2010 to 12/31/2010         120.930132         140.962562           477.5351
01/01/2011 to 12/31/2011         140.962562         132.531385           449.1940
01/01/2012 to 12/31/2012         132.531385         153.441738           529.0095
01/01/2013 to 12/31/2013         153.441738         196.071196           878.0574
01/01/2014 to 12/31/2014         196.071196         208.959565           881.1460
01/01/2015 to 12/31/2015         208.959565         219.306873           823.4431
01/01/2016 to 12/31/2016         219.306873         235.831262           823.2961
--------------------------       ----------         ----------        -----------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         13.876424          15.734037        116,483.2021
01/01/2008 to 12/31/2008         15.734037           9.212835        100,088.1869
01/01/2009 to 12/31/2009          9.212835          12.400287         90,000.6700
01/01/2010 to 12/31/2010         12.400287          13.203110         82,070.5314
01/01/2011 to 12/31/2011         13.203110          11.588810         69,009.1728
01/01/2012 to 12/31/2012         11.588810          13.456152         69,092.6107
01/01/2013 to 12/31/2013         13.456152          16.252062         61,196.2545
01/01/2014 to 12/31/2014         16.252062          14.185172         60,774.8863
01/01/2015 to 12/31/2015         14.185172          13.027468         61,633.6296
01/01/2016 to 12/31/2016         13.027468          13.713140         55,989.5545
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446          5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381         29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996         58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192         54,893.6108
01/01/2016 to 12/31/2016         11.935192          12.143818         63,424.3749
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539              0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006              0.0000
01/01/2016 to 12/31/2016          1.009006           1.010776         28,667.9543
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334         62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034        134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446        145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533        122,102.4339
01/01/2016 to 12/31/2016          9.883533          10.577105        126,660.1801
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279         25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407        106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592        149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628        121,555.5653
01/01/2016 to 12/31/2016         11.309628          11.600120        138,263.7788
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.710020          17.243250         30,404.6800
01/01/2010 to 12/31/2010         17.243250          19.606939         64,353.0306
01/01/2011 to 12/31/2011         19.606939          19.709415         63,772.1105
01/01/2012 to 12/31/2012         19.709415          22.558187         64,114.9242
01/01/2013 to 12/31/2013         22.558187          24.223673         65,832.9796
01/01/2014 to 12/31/2014         24.223673          24.575543         62,651.1808
01/01/2015 to 12/31/2015         24.575543          23.160238         59,441.4949
01/01/2016 to 12/31/2016         23.160238          25.926754         42,053.3982
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.873616           9.201824          233,787.8379
01/01/2009 to 12/31/2009          9.201824          12.176868          226,420.8600
01/01/2010 to 12/31/2010         12.176868          13.886119          203,887.4580
01/01/2011 to 12/31/2011         13.886119          12.876948          181,275.4715
01/01/2012 to 12/31/2012         12.876948          15.932812          173,902.1391
01/01/2013 to 12/31/2013         15.932812          16.203410          168,721.1437
01/01/2014 to 12/31/2014         16.203410          18.025806          149,686.7665
01/01/2015 to 12/31/2015         18.025806          17.456087          133,216.9319
01/01/2016 to 12/31/2016         17.456087          17.294568          125,290.4153
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.150279           7.367833          835,271.7525
01/01/2012 to 12/31/2012          7.367833           8.574900          766,531.6980
01/01/2013 to 12/31/2013          8.574900          12.262580          676,170.6117
01/01/2014 to 12/31/2014         12.262580          14.319275          596,554.9374
01/01/2015 to 12/31/2015         14.319275          13.496115          548,961.2803
01/01/2016 to 12/31/2016         13.496115          13.610663          528,059.9942
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.116150          10.271927          243,054.4120
01/01/2008 to 12/31/2008         10.271927           4.578276          255,592.6761
01/01/2009 to 12/31/2009          4.578276           6.203956          280,709.8600
01/01/2010 to 12/31/2010          6.203956           6.540272          272,006.9936
01/01/2011 to 04/29/2011          6.540272           6.945274                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
01/01/2016 to 12/31/2016          1.020107           1.119301        1,594,196.9339
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.909290          11.404215          160,904.1045
01/01/2008 to 12/31/2008         11.404215           7.177860          135,640.6151
01/01/2009 to 12/31/2009          7.177860           8.923076          210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751          222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920          203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525          190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004          203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046          178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038          167,274.6283
01/01/2016 to 12/31/2016         14.936038          17.207145          142,618.4066
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         26.691009          26.993344          204,311.9135
01/01/2008 to 12/31/2008         26.993344          16.230660          189,869.0687
01/01/2009 to 12/31/2009         16.230660          20.170985          255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818          234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724          155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199          145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186          177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974          169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245          109,936.5915
01/01/2016 to 12/31/2016         32.644245          37.032845          129,476.4644
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         15.915256          16.934945                0.0000
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470        214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313        856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452        368,009.6133
01/01/2016 to 12/31/2016          1.188452           1.201136        516,439.2395
--------------------------        --------           --------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.119168           9.700066              0.0000
01/01/2009 to 12/31/2009          9.700066          12.268249              0.0000
01/01/2010 to 12/31/2010         12.268249          14.368942              0.0000
01/01/2011 to 12/31/2011         14.368942          12.650759              0.0000
01/01/2012 to 12/31/2012         12.650759          14.332137              0.0000
01/01/2013 to 12/31/2013         14.332137          18.707998              0.0000
01/01/2014 to 12/31/2014         18.707998          19.177449              0.0000
01/01/2015 to 12/31/2015         19.177449          17.435219              0.0000
01/01/2016 to 12/31/2016         17.435219          22.348424              0.0000
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.385773           6.123445        217,663.3260
01/01/2009 to 12/31/2009          6.123445          10.160875        298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627        251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738        251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677        395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520        275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227        268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877        279,468.2890
01/01/2016 to 12/31/2016          8.344877           9.138735        251,598.7537
--------------------------       ---------          ---------        ------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.316286          13.131532              0.0000
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597         41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641         57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338         69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415         51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514         51,938.0170
01/01/2016 to 12/31/2016          9.612514           9.736865         50,880.7457
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.740900          12.119715          2,034.1542
01/01/2011 to 12/31/2011         12.119715          11.864590          2,056.6735
01/01/2012 to 12/31/2012         11.864590          13.316647         17,103.0465
01/01/2013 to 12/31/2013         13.316647          13.214774         19,298.3165
01/01/2014 to 12/31/2014         13.214774          13.127056          2,806.8004
01/01/2015 to 12/31/2015         13.127056          12.356527          2,694.8733
01/01/2016 to 12/31/2016         12.356527          12.242243          2,519.6144
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP RESEARCH
SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          6.773052           8.086305                0.0000
01/01/2010 to 12/31/2010          8.086305           8.924167                0.0000
01/01/2011 to 12/31/2011          8.924167           8.780642                0.0000
01/01/2012 to 12/31/2012          8.780642           9.771984                0.0000
01/01/2013 to 12/31/2013          9.771984          12.877765                0.0000
01/01/2014 to 12/31/2014         12.877765          14.344706                0.0000
01/01/2015 to 12/31/2015         14.344706          14.710190                0.0000
01/01/2016 to 12/31/2016         14.710190          15.631197                0.0000
--------------------------       ---------          ---------                ------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.930800          13.065482        1,412,136.3213
01/01/2008 to 12/31/2008         13.065482           7.594535        2,095,952.6013
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
01/01/2016 to 12/31/2016         15.178031          16.245697          821,914.5060
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
01/01/2016 to 12/31/2016         11.845004          12.606873          508,927.2628
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
01/01/2016 to 12/31/2016          1.170076           1.199325          255,701.9051
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.680393          17.454683          828,521.3989
01/01/2008 to 12/31/2008         17.454683           9.884817          588,021.2914
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
01/01/2016 to 12/31/2016         14.538673          14.154316          333,718.6671
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.505630          12.739847           98,665.4468
01/01/2008 to 12/31/2008         12.739847           6.662170           93,515.7637
01/01/2009 to 12/31/2009          6.662170          10.290859           85,049.8000
01/01/2010 to 12/31/2010         10.290859          13.350550           74,115.1862
01/01/2011 to 12/31/2011         13.350550          12.205173           63,069.4841
01/01/2012 to 12/31/2012         12.205173          13.098874           62,685.7496
01/01/2013 to 12/31/2013         13.098874          17.885829           62,860.3621
01/01/2014 to 12/31/2014         17.885829          17.744888           59,624.6029
01/01/2015 to 12/31/2015         17.744888          16.552906           47,583.3709
01/01/2016 to 12/31/2016         16.552906          14.882155           43,957.0334
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.560308          19.368802            1,204.9552
01/01/2008 to 12/31/2008         19.368802          11.307042            1,204.7785
01/01/2009 to 12/31/2009         11.307042          15.525415                0.0000
01/01/2010 to 12/31/2010         15.525415          17.677282              321.1372
01/01/2011 to 12/31/2011         17.677282          15.903115              321.1372
01/01/2012 to 12/31/2012         15.903115          18.925203              860.3008
01/01/2013 to 12/31/2013         18.925203          23.627439            1,749.8660
01/01/2014 to 12/31/2014         23.627439          23.703067            1,713.0000
01/01/2015 to 12/31/2015         23.703067          24.196422            2,123.6592
01/01/2016 to 12/31/2016         24.196422          23.819671            2,095.3250
--------------------------       ---------          ---------            ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         18.481049          19.651335            2,842.4302
01/01/2008 to 12/31/2008         19.651335          11.131126            2,849.3721
01/01/2009 to 12/31/2009         11.131126          14.332933            2,377.5700
01/01/2010 to 12/31/2010         14.332933          15.118310            1,728.2926
01/01/2011 to 04/29/2011         15.118310          16.845504                0.0000
--------------------------       ---------          ---------            ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.551182                0.0000
01/01/2009 to 12/31/2009          6.551182           8.533245            1,420.4100
01/01/2010 to 12/31/2010          8.533245           9.022979            1,533.6458
01/01/2011 to 12/31/2011          9.022979           8.251080            2,831.4383
01/01/2012 to 12/31/2012          8.251080           9.903252            2,468.4873
01/01/2013 to 04/26/2013          9.903252          10.514810                0.0000
--------------------------       ---------          ---------            ----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
01/01/2016 to 12/31/2016          0.958753           1.046394           19,111.0620
--------------------------       ---------          ---------           -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.442148          12.622618          612,207.5700
01/01/2010 to 12/31/2010         12.622618          13.359664          615,557.8327
01/01/2011 to 12/31/2011         13.359664          14.583906          522,777.4984
01/01/2012 to 12/31/2012         14.583906          15.630297          458,817.4301
01/01/2013 to 12/31/2013         15.630297          13.927562          448,389.8588
01/01/2014 to 12/31/2014         13.927562          14.074860          414,385.7765
01/01/2015 to 12/31/2015         14.074860          13.393833          376,259.3810
01/01/2016 to 12/31/2016         13.393833          13.810534          361,228.0233
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.277851          12.969788        1,393,983.3777
01/01/2008 to 12/31/2008         12.969788          12.790020        1,298,575.9372
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
01/01/2016 to 12/31/2016         16.586082          16.715339          862,620.4311
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912           40,902.4915
01/01/2013 to 12/31/2013         10.865912          10.189740           39,474.2888
01/01/2014 to 12/31/2014         10.189740          10.764236           17,646.5389
01/01/2015 to 12/31/2015         10.764236          10.617679           23,631.2964
01/01/2016 to 12/31/2016         10.617679          10.565643           18,197.4663
--------------------------       ---------          ---------           -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
01/01/2016 to 12/31/2016         11.097109          11.396794          138,536.7897
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
01/01/2016 to 12/31/2016          1.186739           1.231461          962,467.9228
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.679775          10.377335          310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728          415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300          517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198          425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021          425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773          368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291          322,806.9862
01/01/2016 to 12/31/2016         13.967291          14.511610          306,428.2172
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.990033           9.834791          188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635          240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738          286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538          294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441          307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340          309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705          327,792.1752
01/01/2016 to 12/31/2016         13.789705          14.475466          287,217.1556
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         53.537677          54.687755           83,716.1735
01/01/2008 to 12/31/2008         54.687755          34.270046           71,962.2722
01/01/2009 to 12/31/2009         34.270046          39.943971           65,681.7300
01/01/2010 to 12/31/2010         39.943971          46.029633           61,003.9945
01/01/2011 to 12/31/2011         46.029633          43.506636           57,106.0096
01/01/2012 to 12/31/2012         43.506636          50.533753           51,015.5267
01/01/2013 to 12/31/2013         50.533753          66.552437           41,204.0648
01/01/2014 to 12/31/2014         66.552437          74.232519           36,345.3044
01/01/2015 to 12/31/2015         74.232519          70.493082           33,346.9348
01/01/2016 to 12/31/2016         70.493082          80.454447           28,492.2199
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         55.381470          56.412292        488,664.9173
01/01/2008 to 12/31/2008         56.412292          35.274100        423,441.9663
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
01/01/2016 to 12/31/2016         71.285095          81.176371        215,566.9549
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.303923          13.199018          5,148.5976
01/01/2008 to 12/31/2008         13.199018           7.946382          5,400.6317
01/01/2009 to 12/31/2009          7.946382          10.131337          4,529.7600
01/01/2010 to 04/30/2010         10.131337          10.809962              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.227961           9.505627        924,956.0286
01/01/2008 to 12/31/2008          9.505627           5.624666        627,621.3948
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
01/01/2016 to 12/31/2016         16.920211          17.651325        283,430.1207
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.232927          20.789882         21,147.5437
01/01/2008 to 12/31/2008         20.789882          11.384621         23,802.7985
01/01/2009 to 12/31/2009         11.384621          13.628692         23,082.5700
01/01/2010 to 12/31/2010         13.628692          14.304106         18,418.9868
01/01/2011 to 12/31/2011         14.304106          11.220835         15,113.9477
01/01/2012 to 12/31/2012         11.220835          13.153924         15,265.5663
01/01/2013 to 12/31/2013         13.153924          14.875007         70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177         70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265         71,647.9353
01/01/2016 to 12/31/2016         13.568265          13.999304         67,163.9269
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         15.873892          15.171972          9,739.7190
01/01/2014 to 12/31/2014         15.171972          15.714905         11,614.2995
01/01/2015 to 12/31/2015         15.714905          15.425862         21,883.0563
01/01/2016 to 12/31/2016         15.425862          15.466796         20,831.0222
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         42.265461          44.007225           11,185.1738
01/01/2008 to 12/31/2008         44.007225          41.636053            9,194.3193
01/01/2009 to 12/31/2009         41.636053          44.648821            6,998.5000
01/01/2010 to 12/31/2010         44.648821          47.390936            7,064.7905
01/01/2011 to 12/31/2011         47.390936          49.482268            6,027.4945
01/01/2012 to 12/31/2012         49.482268          52.133539            5,380.5383
01/01/2013 to 12/31/2013         52.133539          50.687522            4,691.3680
01/01/2014 to 12/31/2014         50.687522          53.173512            4,455.1144
01/01/2015 to 12/31/2015         53.173512          52.402884            4,145.6337
01/01/2016 to 12/31/2016         52.402884          52.942877            9,142.0118
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.530251          10.728696           28,648.6800
01/01/2010 to 12/31/2010         10.728696          12.625951           25,506.8341
01/01/2011 to 12/31/2011         12.625951          11.291725           25,042.0740
01/01/2012 to 12/31/2012         11.291725          12.683100           23,714.7021
01/01/2013 to 12/31/2013         12.683100          16.719582           22,713.1306
01/01/2014 to 12/31/2014         16.719582          17.882451           20,599.7929
01/01/2015 to 12/31/2015         17.882451          18.666246           20,094.1952
01/01/2016 to 12/31/2016         18.666246          18.348891           19,593.4064
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
04/30/2007 to 12/31/2007         14.877608          15.521237           40,492.2846
01/01/2008 to 12/31/2008         15.521237           8.743205           29,937.6525
01/01/2009 to 05/01/2009          8.743205           8.304478                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.142173          10.439815          856,002.8871
01/01/2008 to 12/31/2008         10.439815          10.519575        1,816,844.5984
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
01/01/2016 to 12/31/2016          9.297185           9.141565          731,804.6032
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         11.642913          12.736327          586,119.8675
01/01/2008 to 12/31/2008         12.736327           7.936920          527,842.6455
01/01/2009 to 12/31/2009          7.936920          10.879438          487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387          441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536          391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480          770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249          688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273          687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121          575,660.4057
01/01/2016 to 12/31/2016         20.691121          20.295634          459,128.3347
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          8.947983          10.043168        1,441,276.4124
01/01/2008 to 12/31/2008         10.043168           5.332099          993,381.0298
01/01/2009 to 12/31/2009          5.332099           7.525685          905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054          803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451          686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.287149          10.881820           41,756.2479
01/01/2008 to 12/31/2008         10.881820           6.272226           38,451.0476
01/01/2009 to 12/31/2009          6.272226           7.988471           36,107.3900
01/01/2010 to 12/31/2010          7.988471          10.305612           31,147.3644
01/01/2011 to 12/31/2011         10.305612          10.400009           23,857.7688
01/01/2012 to 12/31/2012         10.400009          11.326206           21,264.5951
01/01/2013 to 12/31/2013         11.326206          16.506159           19,732.4225
01/01/2014 to 12/31/2014         16.506159          16.363193           19,033.3494
01/01/2015 to 12/31/2015         16.363193          16.300641           16,938.5942
01/01/2016 to 12/31/2016         16.300641          16.977999           15,438.6363
--------------------------       ---------          ---------           -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.691296          14.197922           14,034.2000
01/01/2010 to 12/31/2010         14.197922          17.094897           14,594.0220
01/01/2011 to 12/31/2011         17.094897          14.061559            6,668.7874
01/01/2012 to 12/31/2012         14.061559          16.281954            7,454.5487
01/01/2013 to 12/31/2013         16.281954          20.405601           12,789.2166
01/01/2014 to 12/31/2014         20.405601          18.699838           12,444.6349
01/01/2015 to 12/31/2015         18.699838          19.423236           22,503.2465
01/01/2016 to 12/31/2016         19.423236          20.188248           22,542.2040
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         49.998333          50.847360           11,234.7046
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         18.702307          19.286142            1,411.7552
01/01/2008 to 12/31/2008         19.286142          12.721327            1,411.7552
01/01/2009 to 12/31/2009         12.721327          15.478674           44,306.7700
01/01/2010 to 12/31/2010         15.478674          17.668902           39,334.9706
01/01/2011 to 12/31/2011         17.668902          16.565154           30,880.7126
01/01/2012 to 12/31/2012         16.565154          17.991038           29,842.3216
01/01/2013 to 12/31/2013         17.991038          23.514864           25,317.2119
01/01/2014 to 12/31/2014         23.514864          25.672254           25,219.3146
01/01/2015 to 12/31/2015         25.672254          25.230204           22,774.9377
01/01/2016 to 04/29/2016         25.230204          25.362656                0.0000
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.594941          12.329097          213,548.9644
01/01/2008 to 12/31/2008         12.329097           7.215915          206,888.9397
01/01/2009 to 05/01/2009          7.215915           7.125379                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.265570          14.630624        1,485,940.4058
01/01/2008 to 12/31/2008         14.630624           8.699080        1,318,175.6319
01/01/2009 to 12/31/2009          8.699080          11.263222        1,224,577.7000
01/01/2010 to 12/31/2010         11.263222          12.369630        1,120,293.8513
01/01/2011 to 12/31/2011         12.369630          11.641659          987,619.3230
01/01/2012 to 12/31/2012         11.641659          12.885091          857,991.0856
01/01/2013 to 12/31/2013         12.885091          16.898436          754,758.6576
01/01/2014 to 12/31/2014         16.898436          18.330797          664,359.8467
01/01/2015 to 12/31/2015         18.330797          18.411859          591,855.9892
01/01/2016 to 12/31/2016         18.411859          19.376793          529,058.4030
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515            13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733            49,276.4636
01/01/2016 to 12/31/2016         13.359733          13.715825            71,093.4173
--------------------------       ---------          ---------            -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080         5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661         4,900,397.5355
01/01/2016 to 12/31/2016         13.981661          14.568240         4,449,925.9778
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.064002          11.508762         1,111,839.0685
01/01/2008 to 12/31/2008         11.508762           8.968693         1,635,860.6121
01/01/2009 to 12/31/2009          8.968693          10.826616         2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861         3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574         3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462         2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466         2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.506096          12.001131         4,928,840.2004
01/01/2008 to 12/31/2008         12.001131           8.672324         4,853,593.9947
01/01/2009 to 12/31/2009          8.672324          10.739578         5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988         5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326         4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561         4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353         3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
01/01/2016 to 12/31/2016         14.458852          15.209943        10,295,072.4353
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.022266          12.383127        16,411,173.0140
01/01/2008 to 12/31/2008         12.383127           8.277530        17,988,455.9112
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
01/01/2016 to 12/31/2016         14.453064          15.350843         9,239,131.0969
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    ----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.676036          13.034100       15,838,198.3746
01/01/2008 to 12/31/2008         13.034100           7.953419       16,996,458.2720
01/01/2009 to 12/31/2009          7.953419          10.162676       15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582       13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780       12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927       11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509       11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                0.0000
--------------------------       ---------          ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           7.014269          378,262.6209
01/01/2009 to 12/31/2009          7.014269           8.856104          557,059.5200
01/01/2010 to 12/31/2010          8.856104           9.571990          567,386.4942
01/01/2011 to 12/31/2011          9.571990           9.236064          544,047.1713
01/01/2012 to 12/31/2012          9.236064          10.532994          526,519.1755
01/01/2013 to 04/26/2013         10.532994          11.324926                0.0000
--------------------------       ---------          ---------       ---------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.629315          12.913512           54,874.2925
01/01/2008 to 12/31/2008         12.913512           9.848147           50,362.0820
01/01/2009 to 12/31/2009          9.848147          11.442896           47,027.2100
01/01/2010 to 12/31/2010         11.442896          12.340029           36,412.3790
01/01/2011 to 12/31/2011         12.340029          12.382036           39,258.9125
01/01/2012 to 12/31/2012         12.382036          13.535148           39,162.4583
01/01/2013 to 12/31/2013         13.535148          15.779593           38,159.4139
01/01/2014 to 12/31/2014         15.779593          16.794321           37,721.7324
01/01/2015 to 12/31/2015         16.794321          16.428807           36,661.9055
01/01/2016 to 12/31/2016         16.428807          17.575541           27,379.1728
--------------------------       ---------          ---------       ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.369293          10.689187            1,509.5094
01/01/2009 to 12/31/2009         10.689187          12.659589                0.0000
01/01/2010 to 12/31/2010         12.659589          13.823887              395.9519
01/01/2011 to 12/31/2011         13.823887          13.664542              386.8603
01/01/2012 to 12/31/2012         13.664542          15.609448              370.5569
01/01/2013 to 12/31/2013         15.609448          20.756199          105,176.6217
01/01/2014 to 12/31/2014         20.756199          22.539090           67,111.9496
01/01/2015 to 12/31/2015         22.539090          22.056313           52,975.5370
01/01/2016 to 12/31/2016         22.056313          24.716370           57,444.3217
--------------------------       ---------          ---------       ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.581951           28,919.6475
01/01/2009 to 12/31/2009          6.581951           8.073191          214,997.4100
01/01/2010 to 12/31/2010          8.073191           8.803303          224,220.4211
01/01/2011 to 12/31/2011          8.803303           8.599289          234,873.0590
01/01/2012 to 12/31/2012          8.599289           9.620356          220,738.7279
01/01/2013 to 04/26/2013          9.620356          10.524851                0.0000
--------------------------       ---------          ---------       ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.068260          23.747926          123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168          116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111          105,957.3492
01/01/2016 to 12/31/2016         22.926111          26.659045           99,726.2378
--------------------------       ---------          ---------       ---------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         19.562422          21.239450              0.0000
--------------------------       ---------          ---------              ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         11.991700          13.228923              0.0000
--------------------------       ---------          ---------              ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.287476          15.297171        242,339.9123
01/01/2008 to 12/31/2008         15.297171           9.269262        172,029.0776
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.671249          14.661070        181,191.0535
01/01/2008 to 12/31/2008         14.661070           8.351138        155,208.2045
01/01/2009 to 12/31/2009          8.351138          11.732152        138,554.2100
01/01/2010 to 12/31/2010         11.732152          13.452354        145,468.9307
01/01/2011 to 12/31/2011         13.452354          13.036443        122,075.6401
01/01/2012 to 12/31/2012         13.036443          15.193594        110,026.6603
01/01/2013 to 12/31/2013         15.193594          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
01/01/2016 to 12/31/2016         24.024065          23.956932        135,689.4469
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.159703          15.231368         31,249.2727
01/01/2008 to 12/31/2008         15.231368           9.525987         29,404.3293
01/01/2009 to 12/31/2009          9.525987          12.970768         27,287.3700
01/01/2010 to 12/31/2010         12.970768          17.155450         19,354.8764
01/01/2011 to 12/31/2011         17.155450          17.093865         19,290.9924
01/01/2012 to 12/31/2012         17.093865          19.458084         18,501.6996
01/01/2013 to 12/31/2013         19.458084          27.552818         16,828.0540
01/01/2014 to 12/31/2014         27.552818          28.859903         17,090.6603
01/01/2015 to 12/31/2015         28.859903          29.043406         15,123.7297
01/01/2016 to 12/31/2016         29.043406          31.800773         13,763.9845
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.814957          18.651343          8,095.9737
01/01/2011 to 12/31/2011         18.651343          15.264514          6,758.6347
01/01/2012 to 12/31/2012         15.264514          15.377272          3,585.4584
01/01/2013 to 12/31/2013         15.377272          16.727253          3,077.9265
01/01/2014 to 12/31/2014         16.727253          13.336181          2,896.0062
01/01/2015 to 12/31/2015         13.336181           8.807343          3,739.1815
01/01/2016 to 12/31/2016          8.807343          12.433905          2,807.6768
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         28.967472          29.995397          3,035.3620
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007      18.277751          19.143051             2,156.5649
01/01/2008 to 12/31/2008      19.143051          16.781097             2,145.5949
01/01/2009 to 12/31/2009      16.781097          21.935352             2,135.9800
01/01/2010 to 12/31/2010      21.935352          24.167275             2,126.6894
01/01/2011 to 12/31/2011      24.167275          24.598658             2,117.0173
01/01/2012 to 12/31/2012      24.598658          26.965952             2,107.7093
01/01/2013 to 12/31/2013      26.965952          26.894015             2,099.0343
01/01/2014 to 12/31/2014      26.894015          27.625003             2,090.3905
01/01/2015 to 12/31/2015      27.625003          26.780640             2,081.3308
01/01/2016 to 04/29/2016      26.780640          27.433207                 0.0000
--------------------------    ---------          ---------             ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016      27.518509          28.467128           286,938.2632
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007      15.915256          16.934945                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007      18.080789          18.919602           722,771.4459
01/01/2008 to 12/31/2008      18.919602          15.124411           584,225.4541
01/01/2009 to 12/31/2009      15.124411          20.317210           519,017.5600
01/01/2010 to 12/31/2010      20.317210          22.542192           465,761.3742
01/01/2011 to 12/31/2011      22.542192          23.128254           405,805.4391
01/01/2012 to 12/31/2012      23.128254          25.654361           378,187.8879
01/01/2013 to 12/31/2013      25.654361          27.207186           345,391.5204
01/01/2014 to 12/31/2014      27.207186          28.012247           323,726.4175
01/01/2015 to 12/31/2015      28.012247          26.914264           283,568.6505
01/01/2016 to 04/29/2016      26.914264          27.695839                 0.0000
--------------------------    ---------          ---------           ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007      15.948392          16.161662            15,645.9280
01/01/2008 to 12/31/2008      16.161662          10.929363            15,419.3632
01/01/2009 to 12/31/2009      10.929363          13.680994            13,959.8100
01/01/2010 to 12/31/2010      13.680994          15.131025            13,313.9541
01/01/2011 to 12/31/2011      15.131025          15.147205            13,121.5387
01/01/2012 to 12/31/2012      15.147205          17.747339            12,923.9836
01/01/2013 to 12/31/2013      17.747339          23.081210            10,231.5511
01/01/2014 to 12/31/2014      23.081210          25.539544            10,105.8077
01/01/2015 to 12/31/2015      25.539544          24.320655             9,927.2409
01/01/2016 to 12/31/2016      24.320655          27.145933             9,613.3088

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                      AMERICAN FUNDS                                DEUTSCHE II
                                               AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH         CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $       103,644,005   $        25,323,050   $        130,932,905   $           306,746
   Due from MetLife Insurance
     Company USA...........................                   --                    --                     --                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Assets........................          103,644,005            25,323,050            130,932,905               306,746
                                             -------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   59                    69                     49                    40
   Due to MetLife Insurance
     Company USA...........................                    4                     4                      2                     2
                                             -------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   63                    73                     51                    42
                                             -------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $       103,643,942   $        25,322,977   $        130,932,854   $           306,704
                                             ===================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $       103,643,942   $        25,322,977   $        130,879,229   $           306,704
   Net assets from contracts in payout.....                   --                    --                 53,625                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $       103,643,942   $        25,322,977   $        130,932,854   $           306,704
                                             ===================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES         FOREIGN VIP      INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         5,955,040  $            119,181  $        20,418,950   $         4,956,667
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            5,955,040               119,181           20,418,950             4,956,667
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   45                    11                  100                   143
   Due to MetLife Insurance
     Company USA........................                    3                    --                    2                     3
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   48                    11                  102                   146
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         5,954,992  $            119,170  $        20,418,848   $         4,956,521
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,951,121  $            119,170  $        20,367,803   $         4,935,497
   Net assets from contracts in payout..                3,871                    --               51,045                21,024
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         5,954,992  $            119,170  $        20,418,848   $         4,956,521
                                          ===================  ====================  ===================  ====================

                                                                      MIST
                                                 MIST            ALLIANZ GLOBAL         MIST AMERICAN       MIST AMERICAN
                                           AB GLOBAL DYNAMIC    INVESTORS DYNAMIC      FUNDS BALANCED       FUNDS GROWTH
                                              ALLOCATION        MULTI-ASSET PLUS         ALLOCATION          ALLOCATION
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        29,737,655  $           376,163  $       224,761,108  $       248,344,599
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           29,737,655              376,163          224,761,108          248,344,599
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  125                   41                   64                   54
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    6
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  126                   41                   64                   60
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        29,737,529  $           376,122  $       224,761,044  $       248,344,539
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,737,529  $           376,122  $       224,761,044  $       248,344,539
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        29,737,529  $           376,122  $       224,761,044  $       248,344,539
                                          ===================  ===================  ===================  ===================


                                                                   MIST AMERICAN
                                             MIST AMERICAN        FUNDS MODERATE
                                             FUNDS GROWTH           ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        30,849,750  $       107,999,017
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           30,849,750          107,999,017
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   80                   60
   Due to MetLife Insurance
     Company USA........................                    6                    2
                                          -------------------  -------------------
       Total Liabilities................                   86                   62
                                          -------------------  -------------------

NET ASSETS..............................  $        30,849,664  $       107,998,955
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        30,849,664  $       107,998,955
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        30,849,664  $       107,998,955
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   MIST BLACKROCK
                                              MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                               RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         9,918,489  $        57,468,450  $        14,337,190  $        31,167,492
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            9,918,489           57,468,450           14,337,190           31,167,492
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   73                   98                  130                  180
   Due to MetLife Insurance
     Company USA..........................                    2                    3                    5                   13
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   75                  101                  135                  193
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         9,918,414  $        57,468,349  $        14,337,055  $        31,167,299
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,918,414  $        57,468,349  $        14,337,055  $        31,122,970
   Net assets from contracts in payout....                   --                   --                   --               44,329
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         9,918,414  $        57,468,349  $        14,337,055  $        31,167,299
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS         MIST INVESCO
                                             MIST CLEARBRIDGE    MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK
                                             AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        84,280,451  $        15,942,036  $        59,096,443  $        15,907,365
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           84,280,451           15,942,036           59,096,443           15,907,365
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  149                  110                   78                   85
   Due to MetLife Insurance
     Company USA..........................                    1                    7                    3                    5
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  150                  117                   81                   90
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        84,280,301  $        15,941,919  $        59,096,362  $        15,907,275
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        84,207,519  $        15,930,577  $        59,055,580  $        15,907,275
   Net assets from contracts in payout....               72,782               11,342               40,782                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        84,280,301  $        15,941,919  $        59,096,362  $        15,907,275
                                            ===================  ===================  ===================  ===================


                                               MIST INVESCO          MIST INVESCO
                                                 COMSTOCK            MID CAP VALUE
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       114,185,491  $       167,288,616
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          114,185,491          167,288,616
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  135                  173
   Due to MetLife Insurance
     Company USA..........................                    1                    4
                                            -------------------  -------------------
       Total Liabilities..................                  136                  177
                                            -------------------  -------------------

NET ASSETS................................  $       114,185,355  $       167,288,439
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       113,436,331  $       166,289,258
   Net assets from contracts in payout....              749,024              999,181
                                            -------------------  -------------------
       Total Net Assets...................  $       114,185,355  $       167,288,439
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                         MIST JPMORGAN
                                                MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH        CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        47,404,698  $        12,983,442  $        14,777,348  $         9,191,846
   Due from MetLife Insurance
     Company USA..........................                    2                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           47,404,700           12,983,442           14,777,348            9,191,846
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  115                   93                   94                   92
   Due to MetLife Insurance
     Company USA..........................                   --                    5                    1                    7
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  115                   98                   95                   99
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        47,404,585  $        12,983,344  $        14,777,253  $         9,191,747
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        47,348,263  $        12,983,344  $        14,777,253  $         9,188,085
   Net assets from contracts in payout....               56,322                   --                   --                3,662
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        47,404,585  $        12,983,344  $        14,777,253  $         9,191,747
                                            ===================  ===================  ===================  ===================

                                                                  MIST MET/ABERDEEN                          MIST MET/FRANKLIN
                                             MIST LOOMIS SAYLES   EMERGING MARKETS       MIST MET/EATON     LOW DURATION TOTAL
                                               GLOBAL MARKETS          EQUITY          VANCE FLOATING RATE        RETURN
                                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        11,273,488  $        38,793,872  $         3,446,456   $        30,301,086
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           11,273,488           38,793,872            3,446,456            30,301,086
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   81                  139                   93                   112
   Due to MetLife Insurance
     Company USA..........................                    1                    2                    5                     3
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   82                  141                   98                   115
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        11,273,406  $        38,793,731  $         3,446,358   $        30,300,971
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,273,406  $        38,655,934  $         3,446,358   $        30,300,971
   Net assets from contracts in payout....                   --              137,797                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        11,273,406  $        38,793,731  $         3,446,358   $        30,300,971
                                            ===================  ===================  ====================  ===================


                                            MIST MET/TEMPLETON   MIST MET/WELLINGTON
                                            INTERNATIONAL BOND   LARGE CAP RESEARCH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,730,923  $        7,818,410
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  -------------------
       Total Assets.......................            4,730,923           7,818,410
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   55                  54
   Due to MetLife Insurance
     Company USA..........................                    2                   1
                                            -------------------  -------------------
       Total Liabilities..................                   57                  55
                                            -------------------  -------------------

NET ASSETS................................  $         4,730,866  $        7,818,355
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,730,866  $        7,818,355
   Net assets from contracts in payout....                   --                  --
                                            -------------------  -------------------
       Total Net Assets...................  $         4,730,866  $        7,818,355
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                           MIST METLIFE
                                                MIST METLIFE          MIST METLIFE          MULTI-INDEX        MIST METLIFE
                                            ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK      SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       154,829,253   $       124,545,307  $         5,881,802  $        48,205,905
   Due from MetLife Insurance
     Company USA..........................                   --                    --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................          154,829,253           124,545,307            5,881,802           48,205,905
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   61                   112                   74                  139
   Due to MetLife Insurance
     Company USA..........................                    4                     1                    2                    7
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   65                   113                   76                  146
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       154,829,188   $       124,545,194  $         5,881,726  $        48,205,759
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       154,823,046   $       124,498,109  $         5,881,726  $        48,156,030
   Net assets from contracts in payout....                6,142                47,085                   --               49,729
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       154,829,188   $       124,545,194  $         5,881,726  $        48,205,759
                                            ====================  ===================  ===================  ===================

                                                                                                              MIST PANAGORA
                                             MIST MFS RESEARCH   MIST MORGAN STANLEY   MIST OPPENHEIMER    GLOBAL DIVERSIFIED
                                               INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY            RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        98,662,233  $        48,634,492  $       41,464,969  $         1,083,342
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................           98,662,233           48,634,492          41,464,969            1,083,342
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  236                  119                 127                   48
   Due to MetLife Insurance
     Company USA..........................                    2                    3                   3                    2
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  238                  122                 130                   50
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $        98,661,995  $        48,634,370  $       41,464,839  $         1,083,292
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        98,360,678  $        48,514,473  $       41,396,324  $         1,083,292
   Net assets from contracts in payout....              301,317              119,897              68,515                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $        98,661,995  $        48,634,370  $       41,464,839  $         1,083,292
                                            ===================  ===================  ==================  ===================

                                                 MIST PIMCO
                                             INFLATION PROTECTED       MIST PIMCO
                                                    BOND              TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        80,538,643   $       382,284,560
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  -------------------
       Total Assets.......................           80,538,643           382,284,560
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  148                   148
   Due to MetLife Insurance
     Company USA..........................                    4                     4
                                            --------------------  -------------------
       Total Liabilities..................                  152                   152
                                            --------------------  -------------------

NET ASSETS................................  $        80,538,491   $       382,284,408
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        80,483,814   $       381,598,678
   Net assets from contracts in payout....               54,677               685,730
                                            --------------------  -------------------
       Total Net Assets...................  $        80,538,491   $       382,284,408
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                        MIST SCHRODERS
                                               MIST PYRAMIS         MIST PYRAMIS            GLOBAL         MIST SSGA GROWTH
                                             GOVERNMENT INCOME      MANAGED RISK          MULTI-ASSET       AND INCOME ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,762,997  $        7,288,827  $         7,548,658  $       136,702,603
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            5,762,997           7,288,827            7,548,658          136,702,603
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   95                  53                   84                   78
   Due to MetLife Insurance
     Company USA..........................                    3                   3                    4                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   98                  56                   88                   79
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         5,762,899  $        7,288,771  $         7,548,570  $       136,702,524
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,762,899  $        7,288,771  $         7,548,570  $       136,702,524
   Net assets from contracts in payout....                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         5,762,899  $        7,288,771  $         7,548,570  $       136,702,524
                                            ===================  ==================  ===================  ===================


                                                  MIST SSGA      MIST T. ROWE PRICE   MIST T. ROWE PRICE   MSF BAILLIE GIFFORD
                                                 GROWTH ETF        LARGE CAP VALUE      MID CAP GROWTH     INTERNATIONAL STOCK
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  --------------------
ASSETS:
   Investments at fair value..............  $        45,313,810  $       544,732,333  $       71,915,817  $        14,917,202
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  --------------------
       Total Assets.......................           45,313,810          544,732,333          71,915,817           14,917,202
                                            -------------------  -------------------  ------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   96                  149                 132                  104
   Due to MetLife Insurance
     Company USA..........................                    6                    4                   2                    4
                                            -------------------  -------------------  ------------------  --------------------
       Total Liabilities..................                  102                  153                 134                  108
                                            -------------------  -------------------  ------------------  --------------------

NET ASSETS................................  $        45,313,708  $       544,732,180  $       71,915,683  $        14,917,094
                                            ===================  ===================  ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        45,313,708  $       539,829,531  $       71,878,905  $        14,917,094
   Net assets from contracts in payout....                   --            4,902,649              36,778                   --
                                            -------------------  -------------------  ------------------  --------------------
       Total Net Assets...................  $        45,313,708  $       544,732,180  $       71,915,683  $        14,917,094
                                            ===================  ===================  ==================  ====================


                                                MSF BARCLAYS         MSF BLACKROCK
                                            AGGREGATE BOND INDEX      BOND INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $         6,014,042   $        93,361,612
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  -------------------
       Total Assets.......................            6,014,042            93,361,612
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   87                   125
   Due to MetLife Insurance
     Company USA..........................                    6                     2
                                            --------------------  -------------------
       Total Liabilities..................                   93                   127
                                            --------------------  -------------------

NET ASSETS................................  $         6,013,949   $        93,361,485
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         6,013,949   $        93,308,730
   Net assets from contracts in payout....                   --                52,755
                                            --------------------  -------------------
       Total Net Assets...................  $         6,013,949   $        93,361,485
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                     MSF BLACKROCK
                                                MSF BLACKROCK      ULTRA-SHORT TERM       MSF FRONTIER         MSF JENNISON
                                            CAPITAL APPRECIATION         BOND            MID CAP GROWTH           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $         9,658,480  $        66,180,779  $         7,999,294  $       114,787,744
   Due from MetLife Insurance
     Company USA..........................                    --                   --                    2                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................             9,658,480           66,180,779            7,999,296          114,787,744
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    73                  117                  152                  169
   Due to MetLife Insurance
     Company USA..........................                     7                    3                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    80                  120                  152                  169
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $         9,658,400  $        66,180,659  $         7,999,144  $       114,787,575
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,651,641  $        65,460,708  $         7,986,865  $       114,526,369
   Net assets from contracts in payout....                 6,759              719,951               12,279              261,206
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $         9,658,400  $        66,180,659  $         7,999,144  $       114,787,575
                                            ====================  ===================  ===================  ===================

                                                                                       MSF MET/DIMENSIONAL   MSF MET/WELLINGTON
                                             MSF LOOMIS SAYLES     MSF MET/ARTISAN     INTERNATIONAL SMALL       CORE EQUITY
                                             SMALL CAP GROWTH       MID CAP VALUE            COMPANY            OPPORTUNITIES
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        14,417,275  $        35,206,082  $         4,598,310   $       254,395,932
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           14,417,275           35,206,083            4,598,310           254,395,932
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   89                  114                  142                   379
   Due to MetLife Insurance
     Company USA..........................                    3                   --                    6                    19
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   92                  114                  148                   398
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        14,417,183  $        35,205,969  $         4,598,162   $       254,395,534
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        14,407,901  $        35,157,722  $         4,598,162   $       253,381,666
   Net assets from contracts in payout....                9,282               48,247                   --             1,013,868
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        14,417,183  $        35,205,969  $         4,598,162   $       254,395,534
                                            ===================  ===================  ====================  ===================


                                                 MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,944,050   $     1,052,085,148
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  --------------------
       Total Assets.......................           13,944,050         1,052,085,148
                                            --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   53                    69
   Due to MetLife Insurance
     Company USA..........................                    1                     2
                                            --------------------  --------------------
       Total Liabilities..................                   54                    71
                                            --------------------  --------------------

NET ASSETS................................  $        13,943,996   $     1,052,085,077
                                            ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,943,996   $     1,051,935,347
   Net assets from contracts in payout....                   --               149,730
                                            --------------------  --------------------
       Total Net Assets...................  $        13,943,996   $     1,052,085,077
                                            ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                MSF METLIFE          MSF METLIFE          MSF METLIFE           MSF METLIFE
                                            ASSET ALLOCATION 60  ASSET ALLOCATION 80  MID CAP STOCK INDEX       STOCK INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     2,346,890,828  $     1,542,949,234  $        5,972,514   $        48,567,377
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   1                    --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................        2,346,890,828        1,542,949,234           5,972,515            48,567,377
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   62                   60                  66                    56
   Due to MetLife Insurance
     Company USA..........................                    2                    2                  --                     2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   64                   62                  66                    58
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $     2,346,890,764  $     1,542,949,172  $        5,972,449   $        48,567,319
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     2,346,302,339  $     1,542,105,517  $        5,972,449   $        48,567,319
   Net assets from contracts in payout....              588,425              843,655                  --                    --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $     2,346,890,764  $     1,542,949,172  $        5,972,449   $        48,567,319
                                            ===================  ===================  ===================  ===================

                                                  MSF MFS                                  MSF MSCI          MSF NEUBERGER
                                               TOTAL RETURN         MSF MFS VALUE         EAFE INDEX        BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       88,274,403  $       178,751,580  $         2,494,082  $        42,776,849
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................          88,274,403          178,751,580            2,494,082           42,776,849
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 104                  154                   60                  163
   Due to MetLife Insurance
     Company USA..........................                   3                    2                    3                    5
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 107                  156                   63                  168
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       88,274,296  $       178,751,424  $         2,494,019  $        42,776,681
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       88,089,620  $       178,675,328  $         2,494,019  $        42,694,427
   Net assets from contracts in payout....             184,676               76,096                   --               82,254
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       88,274,296  $       178,751,424  $         2,494,019  $        42,776,681
                                            ==================  ===================  ===================  ===================

                                             MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                   INDEX          LARGE CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        5,271,044  $        59,328,323
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................           5,271,044           59,328,323
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  82                  137
   Due to MetLife Insurance
     Company USA..........................                   1                    3
                                            ------------------  -------------------
       Total Liabilities..................                  83                  140
                                            ------------------  -------------------

NET ASSETS................................  $        5,270,961  $        59,328,183
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        5,270,961  $        59,115,154
   Net assets from contracts in payout....                  --              213,029
                                            ------------------  -------------------
       Total Net Assets...................  $        5,270,961  $        59,328,183
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                        MSF WESTERN ASSET     MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MSF VAN ECK GLOBAL  MANAGEMENT STRATEGIC       MANAGEMENT
                                              SMALL CAP GROWTH     NATURAL RESOURCES   BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,280,028  $         3,944,539  $       196,877,775   $         4,704,728
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   55                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           13,280,028            3,944,539          196,877,830             4,704,728
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  104                   50                  343                    93
   Due to MetLife Insurance
     Company USA..........................                    3                   --                   --                     4
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                  107                   50                  343                    97
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        13,279,921  $         3,944,489  $       196,877,487   $         4,704,631
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,277,160  $         3,944,489  $       195,815,659   $         4,677,056
   Net assets from contracts in payout....                2,761                   --            1,061,828                27,575
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        13,279,921  $         3,944,489  $       196,877,487   $         4,704,631
                                            ===================  ===================  ====================  ===================


                                                 PIMCO VIT            PIMCO VIT            PUTNAM VT            PUTNAM VT
                                                HIGH YIELD          LOW DURATION         EQUITY INCOME      MULTI-CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,415,632  $         8,295,625  $        20,896,170  $         1,920,570
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            5,415,632            8,295,625           20,896,170            1,920,570
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   51                   47                  111                   33
   Due to MetLife Insurance
     Company USA..........................                    1                    1                    5                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   52                   48                  116                   36
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         5,415,580  $         8,295,577  $        20,896,054  $         1,920,534
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,410,177  $         8,295,577  $        20,825,732  $         1,884,209
   Net assets from contracts in payout....                5,403                   --               70,322               36,325
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         5,415,580  $         8,295,577  $        20,896,054  $         1,920,534
                                            ===================  ===================  ===================  ===================


                                            RUSSELL AGGRESSIVE
                                                  EQUITY          RUSSELL CORE BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         1,316,194  $         5,317,699
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................            1,316,194            5,317,699
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   10                   15
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   10                   15
                                            -------------------  -------------------

NET ASSETS................................  $         1,316,184  $         5,317,684
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,314,528  $         5,315,032
   Net assets from contracts in payout....                1,656                2,652
                                            -------------------  -------------------
       Total Net Assets...................  $         1,316,184  $         5,317,684
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                                 RUSSELL GLOBAL REAL     RUSSELL MULTI-STYLE
                                                                  ESTATE SECURITIES            EQUITY             RUSSELL NON-U.S.
                                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                                --------------------    --------------------    --------------------
ASSETS:
   Investments at fair value.................................   $            542,717    $          7,061,260    $          2,506,311
   Due from MetLife Insurance
     Company USA.............................................                      1                      --                       1
                                                                --------------------    --------------------    --------------------
        Total Assets.........................................                542,718               7,061,260               2,506,312
                                                                --------------------    --------------------    --------------------
LIABILITIES:
   Accrued fees..............................................                      2                       7                       3
   Due to MetLife Insurance
     Company USA.............................................                     --                      --                      --
                                                                --------------------    --------------------    --------------------
        Total Liabilities....................................                      2                       7                       3
                                                                --------------------    --------------------    --------------------

NET ASSETS...................................................   $            542,716    $          7,061,253    $          2,506,309
                                                                ====================    ====================    ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................   $            542,111    $          7,031,281    $          2,505,592
   Net assets from contracts in payout.......................                    605                  29,972                     717
                                                                --------------------    --------------------    --------------------
        Total Net Assets.....................................   $            542,716    $          7,061,253    $          2,506,309
                                                                ====================    ====================    ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                       AMERICAN FUNDS                                DEUTSCHE II
                                                 AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                  GLOBAL GROWTH        CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            953,822  $             62,699  $            986,370  $             10,459
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               653,259               162,160               823,430                 4,198
      Administrative charges................               261,318                63,354               322,528                   690
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               914,577               225,514             1,145,958                 4,888
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                39,245             (162,815)             (159,588)                 5,571
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             8,952,032             4,752,347            11,677,593                    --
      Realized gains (losses) on sale of
        investments.........................             1,411,271               296,476             3,284,753               (3,750)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            10,363,303             5,048,823            14,962,346               (3,750)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (10,480,736)           (4,514,055)           (3,973,594)               (2,231)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (117,433)               534,768            10,988,752               (5,981)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (78,188)  $            371,953  $         10,829,164  $              (410)
                                              ====================  ====================  ====================  ====================


                                                                        FIDELITY VIP
                                                  FIDELITY VIP             GROWTH           FTVIPT TEMPLETON
                                                  EQUITY-INCOME         OPPORTUNITIES          FOREIGN VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            120,226  $                386  $            400,332
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                67,048                 1,442               244,290
      Administrative charges................                12,524                   172                45,799
                                              --------------------  --------------------  --------------------
        Total expenses......................                79,572                 1,614               290,089
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                40,654               (1,228)               110,243
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               335,961                 2,270               348,235
      Realized gains (losses) on sale of
        investments.........................              (36,114)                 1,841             (199,458)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               299,847                 4,111               148,777
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               465,762               (4,452)               857,134
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               765,609                 (341)             1,005,911
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            806,263  $            (1,569)  $          1,116,154
                                              ====================  ====================  ====================

                                                                                                   MIST
                                                                              MIST            ALLIANZ GLOBAL
                                                  INVESCO V.I.          AB GLOBAL DYNAMIC    INVESTORS DYNAMIC
                                              INTERNATIONAL GROWTH         ALLOCATION        MULTI-ASSET PLUS
                                                   SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             63,293   $            486,154  $                157
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                63,061                220,412                 4,038
      Administrative charges................                11,595                 76,784                   820
                                              ---------------------  --------------------  --------------------
        Total expenses......................                74,656                297,196                 4,858
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....              (11,363)                188,958               (4,701)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                313,299                    --
      Realized gains (losses) on sale of
        investments.........................               115,059                197,988               (1,302)
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......               115,059                511,287               (1,302)
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (229,401)                117,940                 6,342
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (114,342)                629,227                 5,040
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (125,705)   $            818,185  $                339
                                              =====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN         MIST AMERICAN                             MIST AMERICAN
                                               FUNDS BALANCED         FUNDS GROWTH        MIST AMERICAN        FUNDS MODERATE
                                                 ALLOCATION            ALLOCATION         FUNDS GROWTH           ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,614,257  $         3,104,487  $            86,356  $         2,044,980
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,016,934            3,201,140              392,122            1,423,218
      Administrative charges...............              558,996              599,384               73,334              267,548
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,575,930            3,800,524              465,456            1,690,766
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               38,327            (696,037)            (379,100)              354,214
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           18,811,553           24,175,890            7,395,445            6,946,606
      Realized gains (losses) on sale of
        investments........................            1,653,148            1,320,324              489,536              791,802
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....           20,464,701           25,496,214            7,884,981            7,738,408
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,282,223)          (8,246,439)          (5,507,746)          (2,496,371)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,182,478           17,249,775            2,377,235            5,242,037
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,220,805  $        16,553,738  $         1,998,135  $         5,596,251
                                             ===================  ===================  ===================  ===================

                                                                     MIST BLACKROCK
                                                MIST AQR GLOBAL      GLOBAL TACTICAL       MIST BLACKROCK     MIST CLARION GLOBAL
                                                 RISK BALANCED         STRATEGIES            HIGH YIELD           REAL ESTATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           854,073  $            918,960  $           679,372
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               115,892              498,322               164,237              406,253
      Administrative charges...............                25,306              146,716                35,109               78,215
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................               141,198              645,038               199,346              484,468
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....             (141,198)              209,035               719,614              194,904
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            4,815,397                    --                   --
      Realized gains (losses) on sale of
        investments........................             (409,508)            (286,930)             (334,969)               13,813
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....             (409,508)            4,528,467             (334,969)               13,813
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,275,220          (2,846,874)             1,244,950            (311,259)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               865,712            1,681,593               909,981            (297,446)
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            724,514  $         1,890,628  $          1,629,595  $         (102,542)
                                             ====================  ===================  ====================  ====================


                                               MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                               AGGRESSIVE GROWTH      MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            353,566  $           125,674
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,105,450              220,806
      Administrative charges...............               204,643               37,487
                                             --------------------  -------------------
        Total expenses.....................             1,310,093              258,293
                                             --------------------  -------------------
           Net investment income (loss)....             (956,527)            (132,619)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            1,173,396
      Realized gains (losses) on sale of
        investments........................             5,404,144            (376,038)
                                             --------------------  -------------------
           Net realized gains (losses).....             5,404,144              797,358
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (4,126,904)              957,808
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,277,240            1,755,166
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            320,713  $         1,622,547
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST HARRIS        MIST INVESCO
                                                    OAKMARK          BALANCED-RISK        MIST INVESCO          MIST INVESCO
                                                 INTERNATIONAL        ALLOCATION            COMSTOCK            MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,209,254  $            21,940  $         2,709,458  $         1,054,722
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              841,217              163,675              866,379            1,536,796
      Administrative charges...............              141,719               36,742              264,331              373,518
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              982,936              200,417            1,130,710            1,910,314
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....              226,318            (178,477)            1,578,748            (855,592)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,850,871                   --            8,295,344            7,632,596
      Realized gains (losses) on sale of
        investments........................          (1,402,069)            (312,382)            3,123,826            (760,936)
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            2,448,802            (312,382)           11,419,170            6,871,660
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              776,807            1,854,110            3,361,659           15,469,494
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,225,609            1,541,728           14,780,829           22,341,154
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,451,927  $         1,363,251  $        16,359,577  $        21,485,562
                                             ===================  ===================  ===================  ===================

                                                                                           MIST JPMORGAN
                                                 MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE         MIST JPMORGAN
                                               SMALL CAP GROWTH         CORE BOND           ALLOCATION          SMALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            355,006  $           314,160  $           128,878
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              629,471               174,991              136,619               51,899
      Administrative charges...............              112,494                32,852               37,067               20,060
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              741,965               207,843              173,686               71,959
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (741,965)               147,163              140,474               56,919
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,600,120                    --              251,858              534,206
      Realized gains (losses) on sale of
        investments........................            (737,960)               (6,627)                6,738              168,008
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            7,862,160               (6,627)              258,596              702,214
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,885,223)              (64,465)            (138,659)            1,418,567
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,976,937              (71,092)              119,937            2,120,781
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,234,972  $             76,071  $           260,411  $         2,177,700
                                             ===================  ====================  ===================  ===================

                                                                    MIST MET/ABERDEEN
                                             MIST LOOMIS SAYLES     EMERGING MARKETS
                                               GLOBAL MARKETS            EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           220,308  $           399,205
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              174,190              432,744
      Administrative charges...............               31,155               98,101
                                             -------------------  -------------------
        Total expenses.....................              205,345              530,845
                                             -------------------  -------------------
           Net investment income (loss)....               14,963            (131,640)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              421,458                   --
      Realized gains (losses) on sale of
        investments........................              511,371            (941,011)
                                             -------------------  -------------------
           Net realized gains (losses).....              932,829            (941,011)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (527,820)            5,152,242
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              405,009            4,211,231
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           419,972  $         4,079,591
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                     MIST MET/FRANKLIN
                                                 MIST MET/EATON     LOW DURATION TOTAL    MIST MET/TEMPLETON    MIST MET/WELLINGTON
                                               VANCE FLOATING RATE        RETURN          INTERNATIONAL BOND    LARGE CAP RESEARCH
                                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           129,085   $           900,927  $                 --  $            166,685
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               48,155               264,820                31,378                47,749
      Administrative charges................                8,071                76,311                11,563                18,823
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................               56,226               341,131                42,941                66,572
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....               72,859               559,796              (42,941)               100,113
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --                12,131               509,891
      Realized gains (losses) on sale of
        investments.........................             (42,877)             (180,455)              (93,138)               250,160
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......             (42,877)             (180,455)              (81,007)               760,051
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              195,447               212,032               124,031             (314,997)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              152,570                31,577                43,024               445,054
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           225,429   $           591,373  $                 83  $            545,167
                                              ====================  ===================  ====================  ====================

                                                                                             MIST METLIFE
                                                  MIST METLIFE          MIST METLIFE          MULTI-INDEX         MIST METLIFE
                                              ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          3,484,944  $          3,489,057  $            72,216  $           462,275
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,964,513               906,631               64,230              613,707
      Administrative charges................               383,162               306,412               14,985              106,827
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................             2,347,675             1,213,043               79,215              720,534
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....             1,137,269             2,276,014              (6,999)            (258,259)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            19,881,121             1,350,603                   --            1,174,329
      Realized gains (losses) on sale of
        investments.........................             4,234,723              (30,144)             (53,916)            (550,834)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......            24,115,844             1,320,459             (53,916)              623,495
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (15,017,960)             4,951,947              218,080           10,915,965
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             9,097,884             6,272,406              164,164           11,539,460
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         10,235,153  $          8,548,420  $           157,165  $        11,281,201
                                              ====================  ====================  ===================  ===================


                                                MIST MFS RESEARCH    MIST MORGAN STANLEY
                                                  INTERNATIONAL        MID CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,070,415  $                --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,110,764              424,923
      Administrative charges................               233,805              123,802
                                              --------------------  --------------------
        Total expenses......................             1,344,569              548,725
                                              --------------------  --------------------
           Net investment income (loss).....               725,846            (548,725)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --
      Realized gains (losses) on sale of
        investments.........................           (1,058,907)            1,645,047
                                              --------------------  --------------------
           Net realized gains (losses)......           (1,058,907)            1,645,047
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,946,878)          (6,198,905)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (3,005,785)          (4,553,858)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,279,939)  $       (5,102,583)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                     MIST PANAGORA         MIST PIMCO
                                              MIST OPPENHEIMER    GLOBAL DIVERSIFIED   INFLATION PROTECTED      MIST PIMCO
                                                GLOBAL EQUITY            RISK                 BOND             TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           379,753  $            17,838  $                --  $        10,185,878
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              286,977                4,599              833,619            3,702,975
      Administrative charges...............              100,737                  917              205,300              966,665
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              387,714                5,516            1,038,919            4,669,640
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (7,961)               12,322          (1,038,919)            5,516,238
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,067,369               19,662                   --                   --
      Realized gains (losses) on sale of
        investments........................              413,326              (1,473)          (1,220,952)          (1,353,571)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,480,695               18,189          (1,220,952)          (1,353,571)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,787,295)             (43,456)            5,221,571            1,626,322
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (306,600)             (25,267)            4,000,619              272,751
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (314,561)  $          (12,945)  $         2,961,700  $         5,788,989
                                             ===================  ===================  ===================  ===================

                                                                                          MIST SCHRODERS
                                                 MIST PYRAMIS         MIST PYRAMIS            GLOBAL          MIST SSGA GROWTH
                                               GOVERNMENT INCOME      MANAGED RISK          MULTI-ASSET        AND INCOME ETF
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           127,303  $            57,341  $           110,901  $         3,306,276
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               51,555               92,111               84,043            1,287,087
      Administrative charges...............               15,877               19,235               19,477              349,263
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               67,432              111,346              103,520            1,636,350
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               59,871             (54,005)                7,381            1,669,926
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               19,344              108,163            8,022,582
      Realized gains (losses) on sale of
        investments........................             (22,233)               16,673               73,722               67,659
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......             (22,233)               36,017              181,885            8,090,241
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (73,567)              256,651              136,784          (3,522,186)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (95,800)              292,668              318,669            4,568,055
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (35,929)  $           238,663  $           326,050  $         6,237,981
                                             ===================  ===================  ===================  ====================


                                                   MIST SSGA       MIST T. ROWE PRICE
                                                  GROWTH ETF         LARGE CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           989,764  $        15,108,546
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              549,340            5,903,594
      Administrative charges...............              114,120            1,133,701
                                             -------------------  -------------------
        Total expenses.....................              663,460            7,037,295
                                             -------------------  -------------------
          Net investment income (loss).....              326,304            8,071,251
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,969,292           60,904,736
      Realized gains (losses) on sale of
        investments........................               36,733           18,723,783
                                             -------------------  -------------------
          Net realized gains (losses)......            3,006,025           79,628,519
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (933,865)         (15,812,522)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,072,160           63,815,997
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,398,464  $        71,887,248
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                              MIST T. ROWE PRICE   MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK
                                                MID CAP GROWTH     INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           215,891  $            157,305  $         2,873,737
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               956,253              199,283                64,198              698,262
      Administrative charges...............               176,478               38,359                15,013              230,608
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             1,132,731              237,642                79,211              928,870
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (1,132,731)             (21,751)                78,094            1,944,867
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            10,844,279                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................             1,239,147               13,941                 2,409               31,016
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            12,083,426               13,941                 2,409               31,016
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,957,822)              574,630              (56,576)            (310,057)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             4,125,604              588,571              (54,167)            (279,041)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,992,873  $           566,820  $             23,927  $         1,665,826
                                             ====================  ===================  ====================  ===================

                                                                       MSF BLACKROCK
                                                 MSF BLACKROCK       ULTRA-SHORT TERM       MSF FRONTIER          MSF JENNISON
                                             CAPITAL APPRECIATION          BOND            MID CAP GROWTH            GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $              3,221  $                --  $             50,252
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                98,829               995,611              116,650             1,501,590
      Administrative charges...............                21,974               183,951               20,192               282,252
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................               120,803             1,179,562              136,842             1,783,842
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (120,803)           (1,176,341)            (136,842)           (1,733,590)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               890,904                 1,569            1,026,544            15,456,420
      Realized gains (losses) on sale of
        investments........................               354,751                 8,413             (23,825)             1,402,770
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....             1,245,655                 9,982            1,002,719            16,859,190
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,267,842)                76,021            (607,382)          (17,522,404)
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (22,187)                86,003              395,337             (663,214)
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (142,990)  $        (1,090,338)  $           258,495  $        (2,396,804)
                                             ====================  ====================  ===================  ====================


                                               MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                               SMALL CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            288,517
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              123,886               487,688
      Administrative charges...............               34,791                83,582
                                             -------------------  --------------------
        Total expenses.....................              158,677               571,270
                                             -------------------  --------------------
           Net investment income (loss)....            (158,677)             (282,753)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,610,630             3,789,948
      Realized gains (losses) on sale of
        investments........................              124,905              (57,504)
                                             -------------------  --------------------
           Net realized gains (losses).....            1,735,535             3,732,444
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (908,926)             2,909,451
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              826,609             6,641,895
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           667,932  $          6,359,142
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                               MSF MET/DIMENSIONAL   MSF MET/WELLINGTON
                                               INTERNATIONAL SMALL       CORE EQUITY           MSF METLIFE          MSF METLIFE
                                                     COMPANY            OPPORTUNITIES      ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,878  $          3,913,017  $            522,841  $        38,099,873
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                46,771             2,616,596               185,164           11,099,635
      Administrative charges................                 9,863               567,305                36,661            2,681,364
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                56,634             3,183,901               221,825           13,780,999
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....                17,244               729,116               301,016           24,318,874
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               242,154            11,581,987               541,774           70,132,320
      Realized gains (losses) on sale of
        investments.........................             (107,493)             (390,322)             (297,694)          (7,128,410)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               134,661            11,191,665               244,080           63,003,910
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                28,743               269,217             (103,834)         (37,738,572)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               163,404            11,460,882               140,246           25,265,338
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            180,648  $         12,189,998  $            441,262  $        49,584,212
                                              ====================  ====================  ====================  ===================


                                                   MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX       STOCK INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         74,314,450  $         45,094,909  $             52,081  $           799,043
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            22,588,140            18,140,612                78,672              622,315
      Administrative charges................             5,896,586             3,829,154                13,245              110,489
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................            28,484,726            21,969,766                91,917              732,804
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....            45,829,724            23,125,143              (39,836)               66,239
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           214,375,770           182,547,659               403,768            2,000,048
      Realized gains (losses) on sale of
        investments.........................          (19,523,852)          (12,526,330)                13,821            1,141,178
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......           194,851,918           170,021,329               417,589            3,141,226
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................         (107,870,264)          (95,819,997)               445,856              909,688
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            86,981,654            74,201,332               863,445            4,050,914
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        132,811,378  $         97,326,475  $            823,609  $         4,117,153
                                              ====================  ====================  ====================  ===================


                                                     MSF MFS
                                                  TOTAL RETURN         MSF MFS VALUE
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         2,390,693  $          3,507,813
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              640,574             1,221,749
      Administrative charges................              216,431               431,560
                                              -------------------  --------------------
        Total expenses......................              857,005             1,653,309
                                              -------------------  --------------------
           Net investment income (loss).....            1,533,688             1,854,504
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            3,732,130            15,741,310
      Realized gains (losses) on sale of
        investments.........................            1,799,745               900,212
                                              -------------------  --------------------
           Net realized gains (losses)......            5,531,875            16,641,522
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            (375,313)             2,956,087
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            5,156,562            19,597,609
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         6,690,250  $         21,452,113
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                   MSF MSCI           MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  EAFE INDEX         BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            65,906  $            114,687  $            47,073  $             4,696
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               34,056               471,514               61,390              740,489
      Administrative charges...............                6,353                90,709               10,849              138,156
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               40,409               562,223               72,239              878,645
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               25,497             (447,536)             (25,166)            (873,949)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --              262,926            7,343,480
      Realized gains (losses) on sale of
        investments........................             (52,242)             1,287,981               28,654              971,054
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......             (52,242)             1,287,981              291,580            8,314,534
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               12,825             5,616,483              481,874          (7,564,472)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (39,417)             6,904,464              773,454              750,062
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (13,920)  $          6,456,928  $           748,288  $         (123,887)
                                             ===================  ====================  ===================  ===================

                                                                                         MSF WESTERN ASSET    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF VAN ECK GLOBAL  MANAGEMENT STRATEGIC      MANAGEMENT
                                              SMALL CAP GROWTH      NATURAL RESOURCES   BOND OPPORTUNITIES     U.S. GOVERNMENT
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            12,826  $            22,760  $          3,069,465  $           140,840
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              135,905               28,329             1,468,454               81,318
      Administrative charges...............               23,930                9,805               321,398               14,576
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              159,835               38,134             1,789,852               95,894
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (147,009)             (15,374)             1,279,613               44,946
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,441,731                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................              160,964            (356,749)               245,455             (10,240)
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            1,602,695            (356,749)               245,455             (10,240)
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (399,917)            1,837,043             5,920,820             (47,104)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,202,778            1,480,294             6,166,275             (57,344)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,055,769  $         1,464,920  $          7,445,888  $          (12,398)
                                             ===================  ===================  ====================  ===================


                                                   PIMCO VIT            PIMCO VIT
                                                  HIGH YIELD          LOW DURATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           279,978  $           129,742
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,050              115,312
      Administrative charges...............               13,360               21,339
                                             -------------------  -------------------
        Total expenses.....................               78,410              136,651
                                             -------------------  -------------------
          Net investment income (loss).....              201,568              (6,909)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................             (12,610)             (12,959)
                                             -------------------  -------------------
          Net realized gains (losses)......             (12,610)             (12,959)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              358,858                4,738
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              346,248              (8,221)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           547,816  $          (15,130)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                     PUTNAM VT             PUTNAM VT        RUSSELL AGGRESSIVE
                                                   EQUITY INCOME       MULTI-CAP GROWTH           EQUITY
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            384,272  $             17,336  $              9,998
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               162,199                23,232                14,964
      Administrative charges.................                49,332                 3,125                 1,792
                                               --------------------  --------------------  --------------------
         Total expenses......................               211,531                26,357                16,756
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               172,741               (9,021)               (6,758)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               361,778               179,917                   646
      Realized gains (losses) on sale of
         investments.........................               925,026                64,543               (1,748)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,286,804               244,460               (1,102)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               916,812             (117,898)               202,565
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             2,203,616               126,562               201,463
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,376,357  $            117,541  $            194,705
                                               ====================  ====================  ====================

                                                                       RUSSELL GLOBAL REAL  RUSSELL MULTI-STYLE
                                                 RUSSELL CORE BOND      ESTATE SECURITIES         EQUITY
                                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              90,519  $             30,897  $             72,426
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 71,520                10,577                86,712
      Administrative charges.................                  8,580                 1,266                10,402
                                               ---------------------  --------------------  --------------------
         Total expenses......................                 80,100                11,843                97,114
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                 10,419                19,054              (24,688)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                152,812                16,933               444,486
      Realized gains (losses) on sale of
         investments.........................                 37,288               (9,339)                97,786
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                190,100                 7,594               542,272
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (89,715)              (22,935)                87,911
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                100,385              (15,341)               630,183
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             110,804  $              3,713  $            605,495
                                               =====================  ====================  ====================


                                                 RUSSELL NON-U.S.
                                                    SUB-ACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $             81,508
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                31,645
      Administrative charges.................                 3,795
                                               --------------------
         Total expenses......................                35,440
                                               --------------------
           Net investment income (loss)......                46,068
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................               (2,617)
                                               --------------------
           Net realized gains (losses).......               (2,617)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................              (20,863)
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              (23,480)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             22,588
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    AMERICAN FUNDS
                                        AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016              2015
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          39,245  $        124,151  $      (162,815)  $       (251,833)
   Net realized gains (losses).....         10,363,303        15,510,875         5,048,823          3,718,240
   Change in unrealized gains
     (losses) on investments.......       (10,480,736)       (8,489,794)       (4,514,055)        (3,302,017)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (78,188)         7,145,232           371,953            164,390
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            740,122           690,086           148,933            258,325
   Net transfers (including fixed
     account)......................          2,021,917       (4,761,138)           523,742          (259,899)
   Contract charges................        (1,015,494)       (1,029,063)         (249,772)          (251,871)
   Transfers for contract benefits
     and terminations..............        (6,958,776)       (9,106,037)       (1,792,647)        (2,253,951)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (5,212,231)      (14,206,152)       (1,369,744)        (2,507,396)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (5,290,419)       (7,060,920)         (997,791)        (2,343,006)
NET ASSETS:
   Beginning of year...............        108,934,361       115,995,281        26,320,768         28,663,774
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     103,643,942  $    108,934,361  $     25,322,977  $      26,320,768
                                     =================  ================  ================  =================

                                                                               DEUTSCHE II GOVERNMENT &
                                            AMERICAN FUNDS GROWTH                  AGENCY SECURITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (159,588)  $       (420,044)  $          5,571  $          5,615
   Net realized gains (losses).....        14,962,346         36,164,294           (3,750)           (4,002)
   Change in unrealized gains
     (losses) on investments.......       (3,973,594)       (27,406,523)           (2,231)           (7,376)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        10,829,164          8,337,727             (410)           (5,763)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           716,960            934,418               502               499
   Net transfers (including fixed
     account)......................       (2,505,246)        (6,516,179)          (18,116)             4,971
   Contract charges................       (1,203,079)        (1,207,460)             (612)             (617)
   Transfers for contract benefits
     and terminations..............       (9,269,896)       (11,675,207)          (37,947)          (41,859)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (12,261,261)       (18,464,428)          (56,173)          (37,006)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,432,097)       (10,126,701)          (56,583)          (42,769)
NET ASSETS:
   Beginning of year...............       132,364,951        142,491,652           363,287           406,056
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    130,932,854  $     132,364,951  $        306,704  $        363,287
                                     ================  =================  ================  ================


                                         FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          40,654  $         74,207  $         (1,228)  $        (1,607)
   Net realized gains (losses).....            299,847           572,337              4,111            22,739
   Change in unrealized gains
     (losses) on investments.......            465,762         (980,356)            (4,452)          (15,623)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            806,263         (333,812)            (1,569)             5,509
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              8,229            14,715                 --                --
   Net transfers (including fixed
     account)......................            362,390         (175,095)                548             (464)
   Contract charges................           (19,490)          (20,032)               (84)             (100)
   Transfers for contract benefits
     and terminations..............          (295,734)         (686,919)            (3,735)          (19,623)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             55,395         (867,331)            (3,271)          (20,187)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............            861,658       (1,201,143)            (4,840)          (14,678)
NET ASSETS:
   Beginning of year...............          5,093,334         6,294,477            124,010           138,688
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       5,954,992  $      5,093,334  $         119,170  $        124,010
                                     =================  ================  =================  ================

                                              FTVIPT TEMPLETON
                                                 FOREIGN VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016              2015
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        110,243  $         418,310
   Net realized gains (losses).....           148,777            917,885
   Change in unrealized gains
     (losses) on investments.......           857,134        (3,038,582)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,116,154        (1,702,387)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           109,874            133,671
   Net transfers (including fixed
     account)......................          (29,932)            769,258
   Contract charges................          (67,328)           (72,393)
   Transfers for contract benefits
     and terminations..............       (1,569,525)        (2,043,033)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,556,911)        (1,212,497)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (440,757)        (2,914,884)
NET ASSETS:
   Beginning of year...............        20,859,605         23,774,489
                                     ----------------  -----------------
   End of year.....................  $     20,418,848  $      20,859,605
                                     ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    MIST AB GLOBAL
                                      INVESCO V.I. INTERNATIONAL GROWTH           DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (11,363)  $        (6,819)  $         188,958  $        759,957
   Net realized gains (losses).....            115,059           201,575            511,287         1,476,966
   Change in unrealized gains
     (losses) on investments.......          (229,401)         (423,741)            117,940       (2,340,575)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (125,705)         (228,985)            818,185         (103,652)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             12,826             8,333             63,040             7,653
   Net transfers (including fixed
     account)......................             81,611           175,191            386,590           165,657
   Contract charges................           (17,891)          (17,536)          (329,075)         (323,928)
   Transfers for contract benefits
     and terminations..............          (431,996)         (487,723)        (2,349,841)       (1,680,914)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (355,450)         (321,735)        (2,229,286)       (1,831,532)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (481,155)         (550,720)        (1,411,101)       (1,935,184)
NET ASSETS:
   Beginning of year...............          5,437,676         5,988,396         31,148,630        33,083,814
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       4,956,521  $      5,437,676  $      29,737,529  $     31,148,630
                                     =================  ================  =================  ================

                                        MIST ALLIANZ GLOBAL INVESTORS             MIST AMERICAN FUNDS
                                          DYNAMIC MULTI-ASSET PLUS                BALANCED ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016              2015
                                      ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $        (4,701)  $            473  $         38,327  $       (461,764)
   Net realized gains (losses).....            (1,302)               848        20,464,701         18,261,702
   Change in unrealized gains
     (losses) on investments.......              6,342          (10,137)       (7,282,223)       (22,906,700)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                339           (8,816)        13,220,805        (5,106,762)
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --           547,880          1,133,426
   Net transfers (including fixed
     account)......................             69,156           197,031         4,835,124        (1,020,254)
   Contract charges................            (6,004)           (2,032)       (2,599,735)        (2,609,638)
   Transfers for contract benefits
     and terminations..............           (17,575)          (21,167)      (14,281,202)       (23,277,239)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             45,577           173,832      (11,497,933)       (25,773,705)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             45,916           165,016         1,722,872       (30,880,467)
NET ASSETS:
   Beginning of year...............            330,206           165,190       223,038,172        253,918,639
                                      ----------------  ----------------  ----------------  -----------------
   End of year.....................   $        376,122  $        330,206  $    224,761,044  $     223,038,172
                                      ================  ================  ================  =================

                                             MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION               MIST AMERICAN FUNDS GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (696,037)  $       (721,758)  $      (379,100)  $       (234,722)
   Net realized gains (losses).....        25,496,214         21,109,007         7,884,981          4,321,521
   Change in unrealized gains
     (losses) on investments.......       (8,246,439)       (25,824,081)       (5,507,746)        (2,632,112)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        16,553,738        (5,436,832)         1,998,135          1,454,687
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           559,990            624,221            27,634             21,518
   Net transfers (including fixed
     account)......................         1,242,593          6,895,147         (327,181)          1,631,749
   Contract charges................       (2,993,199)        (2,908,034)         (316,312)          (307,576)
   Transfers for contract benefits
     and terminations..............      (12,769,467)       (18,247,113)       (1,816,227)        (2,547,649)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (13,960,083)       (13,635,779)       (2,432,086)        (1,201,958)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,593,655       (19,072,611)         (433,951)            252,729
NET ASSETS:
   Beginning of year...............       245,750,884        264,823,495        31,283,615         31,030,886
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    248,344,539  $     245,750,884  $     30,849,664  $      31,283,615
                                     ================  =================  ================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        354,214  $      (117,782)
   Net realized gains (losses).....         7,738,408         7,128,966
   Change in unrealized gains
     (losses) on investments.......       (2,496,371)       (9,425,742)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         5,596,251       (2,414,558)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            62,507            75,183
   Net transfers (including fixed
     account)......................         3,812,393         (533,621)
   Contract charges................       (1,240,244)       (1,263,883)
   Transfers for contract benefits
     and terminations..............       (7,928,571)       (8,849,116)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,293,915)      (10,571,437)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           302,336      (12,985,995)
NET ASSETS:
   Beginning of year...............       107,696,619       120,682,614
                                     ----------------  ----------------
   End of year.....................  $    107,998,955  $    107,696,619
                                     ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED       GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (141,198)  $        516,884  $        209,035  $        292,303
   Net realized gains (losses)....         (409,508)           769,542         4,528,467         2,940,256
   Change in unrealized gains
     (losses) on investments......         1,275,220       (2,608,635)       (2,846,874)       (3,932,402)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           724,514       (1,322,209)         1,890,628         (699,843)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,399               650            46,278           324,476
   Net transfers (including fixed
     account).....................         (245,220)       (1,243,593)         (578,257)         (683,961)
   Contract charges...............         (112,902)         (113,194)         (631,706)         (624,986)
   Transfers for contract benefits
     and terminations.............         (553,873)         (549,576)       (3,147,381)       (2,704,136)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (909,596)       (1,905,713)       (4,311,066)       (3,688,607)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (185,082)       (3,227,922)       (2,420,438)       (4,388,450)
NET ASSETS:
   Beginning of year..............        10,103,496        13,331,418        59,888,787        64,277,237
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      9,918,414  $     10,103,496  $     57,468,349  $     59,888,787
                                    ================  ================  ================  ================

                                              MIST BLACKROCK
                                                HIGH YIELD                 MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         719,614  $      1,028,055  $        194,904  $         858,601
   Net realized gains (losses)....          (334,969)            32,419            13,813             82,390
   Change in unrealized gains
     (losses) on investments......          1,244,950       (1,881,764)         (311,259)        (1,957,248)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          1,629,595         (821,290)         (102,542)        (1,016,257)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             20,875           106,262            91,547            145,570
   Net transfers (including fixed
     account).....................           (81,939)            95,827           221,773          (886,280)
   Contract charges...............          (106,816)         (111,025)         (161,854)          (170,119)
   Transfers for contract benefits
     and terminations.............        (1,467,085)         (931,856)       (2,237,004)        (3,781,781)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,634,965)         (840,792)       (2,085,538)        (4,692,610)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............            (5,370)       (1,662,082)       (2,188,080)        (5,708,867)
NET ASSETS:
   Beginning of year..............         14,342,425        16,004,507        33,355,379         39,064,246
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $      14,337,055  $     14,342,425  $     31,167,299  $      33,355,379
                                    =================  ================  ================  =================


                                    MIST CLEARBRIDGE AGGRESSIVE GROWTH     MIST GOLDMAN SACHS MID CAP VALUE
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ------------------------------------
                                           2016              2015                2016              2015
                                     ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (956,527)  $    (1,431,925)   $       (132,619)  $      (186,731)
   Net realized gains (losses)....          5,404,144        10,152,033             797,358         4,485,581
   Change in unrealized gains
     (losses) on investments......        (4,126,904)      (13,714,102)             957,808       (6,186,086)
                                     ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            320,713       (4,993,994)           1,622,547       (1,887,236)
                                     ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            224,627           251,433              67,042            19,285
   Net transfers (including fixed
     account).....................        (4,757,360)       (9,276,563)             250,083           209,040
   Contract charges...............          (394,143)         (470,695)            (77,938)          (81,407)
   Transfers for contract benefits
     and terminations.............        (6,000,548)       (9,333,245)         (1,143,549)       (2,106,548)
                                     ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (10,927,424)      (18,829,070)           (904,362)       (1,959,630)
                                     ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............       (10,606,711)      (23,823,064)             718,185       (3,846,866)
NET ASSETS:
   Beginning of year..............         94,887,012       118,710,076          15,223,734        19,070,600
                                     ----------------  ----------------   -----------------  ----------------
   End of year....................   $     84,280,301  $     94,887,012   $      15,941,919  $     15,223,734
                                     ================  ================   =================  ================


                                     MIST HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        226,318  $        917,288
   Net realized gains (losses)....         2,448,802         6,620,000
   Change in unrealized gains
     (losses) on investments......           776,807      (11,956,046)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,451,927       (4,418,758)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            98,869            72,409
   Net transfers (including fixed
     account).....................         (280,428)         8,738,507
   Contract charges...............         (314,910)         (340,691)
   Transfers for contract benefits
     and terminations.............       (4,329,943)       (6,709,566)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,826,412)         1,760,659
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,374,485)       (2,658,099)
NET ASSETS:
   Beginning of year..............        60,470,847        63,128,946
                                    ----------------  ----------------
   End of year....................  $     59,096,362  $     60,470,847
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               MIST INVESCO
                                         BALANCED-RISK ALLOCATION              MIST INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (178,477)  $        254,798  $      1,578,748  $      2,145,016
   Net realized gains (losses)....          (312,382)         1,042,514        11,419,170         8,482,504
   Change in unrealized gains
     (losses) on investments......          1,854,110       (2,257,546)         3,361,659      (18,790,416)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,363,251         (960,234)        16,359,577       (8,162,896)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             34,857             5,318           475,336         1,177,570
   Net transfers (including fixed
     account).....................            158,565         (603,135)       (3,773,270)         2,606,720
   Contract charges...............          (156,644)         (162,226)         (712,951)         (712,040)
   Transfers for contract benefits
     and terminations.............          (974,709)       (1,097,341)       (7,906,253)      (12,163,639)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (937,931)       (1,857,384)      (11,917,138)       (9,091,389)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            425,320       (2,817,618)         4,442,439      (17,254,285)
NET ASSETS:
   Beginning of year..............         15,481,955        18,299,573       109,742,916       126,997,201
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      15,907,275  $     15,481,955  $    114,185,355  $    109,742,916
                                    =================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (855,592)  $    (1,321,518)  $       (741,965)  $      (860,382)
   Net realized gains (losses)....         6,871,660        10,999,665          7,862,160        14,563,407
   Change in unrealized gains
     (losses) on investments......        15,469,494      (27,149,279)        (2,885,223)      (15,223,519)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,485,562      (17,471,132)          4,234,972       (1,520,494)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           588,625           737,240            140,571           135,527
   Net transfers (including fixed
     account).....................           129,530       (2,495,561)        (1,993,059)         1,513,383
   Contract charges...............         (719,008)         (748,963)          (215,177)         (229,144)
   Transfers for contract benefits
     and terminations.............      (13,321,269)      (19,048,801)        (3,364,290)       (4,832,197)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,322,122)      (21,556,085)        (5,431,955)       (3,412,431)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,163,440      (39,027,217)        (1,196,983)       (4,932,925)
NET ASSETS:
   Beginning of year..............       159,124,999       198,152,216         48,601,568        53,534,493
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    167,288,439  $    159,124,999  $      47,404,585  $     48,601,568
                                    ================  ================  =================  ================

                                                                                   MIST JPMORGAN
                                         MIST JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        147,163  $        110,071  $        140,474  $        209,035
   Net realized gains (losses)....           (6,627)          (20,325)           258,596           713,156
   Change in unrealized gains
     (losses) on investments......          (64,465)         (244,053)         (138,659)         (941,025)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            76,071         (154,307)           260,411          (18,834)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            17,946            18,407            19,223            40,665
   Net transfers (including fixed
     account).....................           753,946         1,672,145           965,612         2,830,942
   Contract charges...............         (165,721)         (160,258)         (151,682)         (121,762)
   Transfers for contract benefits
     and terminations.............       (1,675,203)       (1,374,288)         (835,546)         (640,612)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,069,032)           156,006           (2,393)         2,109,233
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (992,961)             1,699           258,018         2,090,399
NET ASSETS:
   Beginning of year..............        13,976,305        13,974,606        14,519,235        12,428,836
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,983,344  $     13,976,305  $     14,777,253  $     14,519,235
                                    ================  ================  ================  ================


                                      MIST JPMORGAN SMALL CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         56,919  $         20,009
   Net realized gains (losses)....           702,214         1,003,591
   Change in unrealized gains
     (losses) on investments......         1,418,567       (1,733,773)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,177,700         (710,173)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            46,776            56,275
   Net transfers (including fixed
     account).....................         (307,071)           (7,066)
   Contract charges...............          (68,565)          (67,164)
   Transfers for contract benefits
     and terminations.............         (444,060)         (807,539)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (772,920)         (825,494)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,404,780       (1,535,667)
NET ASSETS:
   Beginning of year..............         7,786,967         9,322,634
                                    ----------------  ----------------
   End of year....................  $      9,191,747  $      7,786,967
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                  MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS         EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,963  $        (10,297)  $      (131,640)  $        231,639
   Net realized gains (losses)....           932,829            581,450         (941,011)         (930,825)
   Change in unrealized gains
     (losses) on investments......         (527,820)          (601,820)         5,152,242       (6,343,880)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           419,972           (30,667)         4,079,591       (7,043,066)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            64,083             78,508           206,910           237,217
   Net transfers (including fixed
     account).....................       (1,539,494)          (337,704)       (1,257,593)         1,487,940
   Contract charges...............         (124,000)          (122,947)         (303,385)         (309,804)
   Transfers for contract benefits
     and terminations.............         (843,629)          (868,166)       (2,604,152)       (2,909,335)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (2,443,040)        (1,250,309)       (3,958,220)       (1,493,982)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,023,068)        (1,280,976)           121,371       (8,537,048)
NET ASSETS:
   Beginning of year..............        13,296,474         14,577,450        38,672,360        47,209,408
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     11,273,406  $      13,296,474  $     38,793,731  $     38,672,360
                                    ================  =================  ================  ================

                                                                            MIST MET/FRANKLIN LOW DURATION
                                    MIST MET/EATON VANCE FLOATING RATE               TOTAL RETURN
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2016              2015               2016              2015
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         72,859  $         71,667   $        559,796  $        607,878
   Net realized gains (losses)....           (42,877)          (17,116)          (180,455)          (70,878)
   Change in unrealized gains
     (losses) on investments......            195,447         (139,911)            212,032       (1,098,466)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            225,429          (85,360)            591,373         (561,466)
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             10,622            25,974             86,600           400,184
   Net transfers (including fixed
     account).....................            343,603         (286,913)          1,220,466         3,544,265
   Contract charges...............           (21,865)          (23,000)          (265,020)         (260,381)
   Transfers for contract benefits
     and terminations.............          (581,266)         (264,747)        (3,074,156)       (2,099,734)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (248,906)         (548,686)        (2,032,110)         1,584,334
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (23,477)         (634,046)        (1,440,737)         1,022,868
NET ASSETS:
   Beginning of year..............          3,469,835         4,103,881         31,741,708        30,718,840
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $      3,446,358  $      3,469,835   $     30,300,971  $     31,741,708
                                     ================  ================   ================  ================

                                            MIST MET/TEMPLETON                   MIST MET/WELLINGTON
                                            INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (42,941)  $         362,945  $        100,113  $       (12,248)
   Net realized gains (losses)....          (81,007)           (54,222)           760,051           948,863
   Change in unrealized gains
     (losses) on investments......           124,031          (566,976)         (314,997)         (656,615)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........                83          (258,253)           545,167           280,000
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            46,145             24,900            43,278            59,282
   Net transfers (including fixed
     account).....................           262,215            176,014            30,396          (76,765)
   Contract charges...............          (53,548)           (54,851)          (65,519)          (61,824)
   Transfers for contract benefits
     and terminations.............         (277,525)          (307,945)         (347,562)         (434,145)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (22,713)          (161,882)         (339,407)         (513,452)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (22,630)          (420,135)           205,760         (233,452)
NET ASSETS:
   Beginning of year..............         4,753,496          5,173,631         7,612,595         7,846,047
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,730,866  $       4,753,496  $      7,818,355  $      7,612,595
                                    ================  =================  ================  ================

                                           MIST METLIFE ASSET
                                             ALLOCATION 100
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,137,269  $      (425,777)
   Net realized gains (losses)....        24,115,844        21,758,960
   Change in unrealized gains
     (losses) on investments......      (15,017,960)      (26,915,063)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        10,235,153       (5,581,880)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           356,823         1,144,602
   Net transfers (including fixed
     account).....................       (9,829,160)       (3,773,502)
   Contract charges...............         (885,862)         (935,788)
   Transfers for contract benefits
     and terminations.............       (9,289,295)      (16,710,594)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (19,647,494)      (20,275,282)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (9,412,341)      (25,857,162)
NET ASSETS:
   Beginning of year..............       164,241,529       190,098,691
                                    ----------------  ----------------
   End of year....................  $    154,829,188  $    164,241,529
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                   MIST METLIFE
                                       MIST METLIFE BALANCED PLUS            MULTI-INDEX TARGETED RISK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,276,014  $      1,451,168  $        (6,999)  $         (5,879)
   Net realized gains (losses)....         1,320,459         8,261,721          (53,916)            103,977
   Change in unrealized gains
     (losses) on investments......         4,951,947      (16,176,229)           218,080          (344,708)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,548,420       (6,463,340)           157,165          (246,610)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           238,329           387,339            11,744                 --
   Net transfers (including fixed
     account).....................         2,584,475         5,763,719           138,059          4,707,562
   Contract charges...............       (1,258,456)       (1,227,714)          (52,667)           (32,109)
   Transfers for contract benefits
     and terminations.............       (6,964,769)       (8,050,488)         (332,772)          (174,635)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,400,421)       (3,127,144)         (235,636)          4,500,818
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............         3,147,999       (9,590,484)          (78,471)          4,254,208
NET ASSETS:
   Beginning of year..............       121,397,195       130,987,679         5,960,197          1,705,989
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    124,545,194  $    121,397,195  $      5,881,726  $       5,960,197
                                    ================  ================  ================  =================


                                      MIST METLIFE SMALL CAP VALUE        MIST MFS RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (258,259)  $      (734,596)  $        725,846  $      1,708,424
   Net realized gains (losses)....           623,495        18,097,824       (1,058,907)          (71,912)
   Change in unrealized gains
     (losses) on investments......        10,915,965      (20,653,906)       (1,946,878)       (4,520,574)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,281,201       (3,290,678)       (2,279,939)       (2,884,062)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            91,471            77,208           334,630           623,929
   Net transfers (including fixed
     account).....................       (1,664,831)       (1,976,463)         2,319,123         1,154,799
   Contract charges...............         (227,422)         (231,354)         (449,466)         (486,157)
   Transfers for contract benefits
     and terminations.............       (3,619,509)       (4,796,273)       (8,136,943)      (11,373,976)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,420,291)       (6,926,882)       (5,932,656)      (10,081,405)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,860,910      (10,217,560)       (8,212,595)      (12,965,467)
NET ASSETS:
   Beginning of year..............        42,344,849        52,562,409       106,874,590       119,840,057
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,205,759  $     42,344,849  $     98,661,995  $    106,874,590
                                    ================  ================  ================  ================

                                           MIST MORGAN STANLEY
                                             MID CAP GROWTH               MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (548,725)  $      (671,682)  $        (7,961)  $         22,011
   Net realized gains (losses)....         1,645,047         3,341,844         2,480,695         2,397,421
   Change in unrealized gains
     (losses) on investments......       (6,198,905)       (6,186,636)       (2,787,295)         (800,835)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,102,583)       (3,516,474)         (314,561)         1,618,597
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           224,250           292,369           137,565           234,417
   Net transfers (including fixed
     account).....................           563,367         (363,355)           524,398       (1,055,013)
   Contract charges...............         (268,231)         (280,324)         (267,950)         (271,812)
   Transfers for contract benefits
     and terminations.............       (3,613,187)       (6,147,712)       (2,651,918)       (3,759,534)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,093,801)       (6,499,022)       (2,257,905)       (4,851,942)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,196,384)      (10,015,496)       (2,572,466)       (3,233,345)
NET ASSETS:
   Beginning of year..............        56,830,754        66,846,250        44,037,305        47,270,650
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,634,370  $     56,830,754  $     41,464,839  $     44,037,305
                                    ================  ================  ================  ================

                                               MIST PANAGORA
                                          GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         12,322  $          (986)
   Net realized gains (losses)....            18,189             1,165
   Change in unrealized gains
     (losses) on investments......          (43,456)           (5,752)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (12,945)           (5,573)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................         1,161,689              (53)
   Contract charges...............           (1,528)             (487)
   Transfers for contract benefits
     and terminations.............         (143,893)           (5,016)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,016,268           (5,556)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,003,323          (11,129)
NET ASSETS:
   Beginning of year..............            79,969            91,098
                                    ----------------  ----------------
   End of year....................  $      1,083,292  $         79,969
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                           MIST PIMCO INFLATION
                                              PROTECTED BOND                 MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2016              2015              2016             2015
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,038,919)  $      3,329,664  $     5,516,238  $     18,082,425
   Net realized gains (losses)....       (1,220,952)       (1,348,727)      (1,353,571)         4,745,002
   Change in unrealized gains
     (losses) on investments......         5,221,571       (5,893,578)        1,626,322      (27,502,181)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,961,700       (3,912,641)        5,788,989       (4,674,754)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           306,363           308,856        1,884,786         2,152,622
   Net transfers (including fixed
     account).....................         (131,682)         1,107,752        (698,274)       (6,790,364)
   Contract charges...............         (725,939)         (740,710)      (3,086,626)       (3,145,503)
   Transfers for contract benefits
     and terminations.............       (5,445,831)       (7,792,463)     (29,957,959)      (38,286,145)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,997,089)       (7,116,565)     (31,858,073)      (46,069,390)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,035,389)      (11,029,206)     (26,069,084)      (50,744,144)
NET ASSETS:
   Beginning of year..............        83,573,880        94,603,086      408,353,492       459,097,636
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $     80,538,491  $     83,573,880  $   382,284,408  $    408,353,492
                                    ================  ================  ===============  ================


                                     MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2016              2015             2016              2015
                                    ----------------  ---------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         59,871  $        62,177   $      (54,005)  $       (56,216)
   Net realized gains (losses)....          (22,233)         (14,721)            36,017           309,225
   Change in unrealized gains
     (losses) on investments......          (73,567)         (81,937)           256,651         (533,900)
                                    ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (35,929)         (34,481)           238,663         (280,891)
                                    ----------------  ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,480               --             4,401            22,651
   Net transfers (including fixed
     account).....................         1,057,730          772,908         (115,387)         2,757,535
   Contract charges...............          (60,249)         (46,790)          (70,162)          (58,124)
   Transfers for contract benefits
     and terminations.............         (356,701)        (545,665)         (535,640)         (590,183)
                                    ----------------  ---------------   ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           642,260          180,453         (716,788)         2,131,879
                                    ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
       in net assets..............           606,331          145,972         (478,125)         1,850,988
NET ASSETS:
   Beginning of year..............         5,156,568        5,010,596         7,766,896         5,915,908
                                    ----------------  ---------------   ---------------  ----------------
   End of year....................  $      5,762,899  $     5,156,568   $     7,288,771  $      7,766,896
                                    ================  ===============   ===============  ================


                                    MIST SCHRODERS GLOBAL MULTI-ASSET    MIST SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016             2015               2016              2015
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,381  $      (26,842)   $      1,669,926  $      1,732,954
   Net realized gains (losses)....           181,885          445,317          8,090,241        10,357,100
   Change in unrealized gains
     (losses) on investments......           136,784        (624,778)        (3,522,186)      (16,607,219)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           326,050        (206,303)          6,237,981       (4,517,165)
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,800           15,496            495,982           595,482
   Net transfers (including fixed
     account).....................         (486,036)        (504,605)          (648,828)       (1,105,374)
   Contract charges...............          (81,727)         (86,159)        (1,389,618)       (1,411,354)
   Transfers for contract benefits
     and terminations.............         (612,677)        (696,068)       (10,270,771)      (12,978,866)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,169,640)      (1,271,336)       (11,813,235)      (14,900,112)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (843,590)      (1,477,639)        (5,575,254)      (19,417,277)
NET ASSETS:
   Beginning of year..............         8,392,160        9,869,799        142,277,778       161,695,055
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $      7,548,570  $     8,392,160   $    136,702,524  $    142,277,778
                                    ================  ===============   ================  ================


                                          MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2016             2015
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       326,304  $        290,989
   Net realized gains (losses)....        3,006,025         4,033,987
   Change in unrealized gains
     (losses) on investments......        (933,865)       (6,091,015)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        2,398,464       (1,766,039)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           88,424            34,838
   Net transfers (including fixed
     account).....................        (649,458)         (939,802)
   Contract charges...............        (462,601)         (481,567)
   Transfers for contract benefits
     and terminations.............      (3,176,686)       (6,587,746)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (4,200,321)       (7,974,277)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (1,801,857)       (9,740,316)
NET ASSETS:
   Beginning of year..............       47,115,565        56,855,881
                                    ---------------  ----------------
   End of year....................  $    45,313,708  $     47,115,565
                                    ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                    MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,071,251  $       1,484,631  $    (1,132,731)  $    (1,300,635)
   Net realized gains (losses)....        79,628,519         28,069,820        12,083,426        16,687,191
   Change in unrealized gains
     (losses) on investments......      (15,812,522)       (57,695,793)       (7,957,822)      (11,174,819)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        71,887,248       (28,141,342)         2,992,873         4,211,737
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,831,115          1,611,529            87,029           157,341
   Net transfers (including fixed
     account).....................      (11,282,740)        (8,447,549)         (956,654)       (1,918,799)
   Contract charges...............       (1,746,823)        (1,734,741)         (380,770)         (402,541)
   Transfers for contract benefits
     and terminations.............      (51,715,463)       (65,151,017)       (5,485,818)       (8,293,905)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (62,913,911)       (73,721,778)       (6,736,213)      (10,457,904)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         8,973,337      (101,863,120)       (3,743,340)       (6,246,167)
NET ASSETS:
   Beginning of year..............       535,758,843        637,621,963        75,659,023        81,905,190
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    544,732,180  $     535,758,843  $     71,915,683  $     75,659,023
                                    ================  =================  ================  ================

                                           MSF BAILLIE GIFFORD                MSF BARCLAYS AGGREGATE
                                           INTERNATIONAL STOCK                      BOND INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (21,751)  $       (14,824)  $          78,094  $         76,470
   Net realized gains (losses)....            13,941           135,336              2,409          (34,729)
   Change in unrealized gains
     (losses) on investments......           574,630         (638,789)           (56,576)         (124,014)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           566,820         (518,277)             23,927          (82,273)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             7,108            11,537             12,258            98,668
   Net transfers (including fixed
     account).....................         (376,661)         (711,073)          1,493,465         1,821,950
   Contract charges...............         (161,464)         (164,269)           (56,656)          (49,967)
   Transfers for contract benefits
     and terminations.............         (931,155)       (1,200,832)          (991,653)       (1,108,632)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,462,172)       (2,064,637)            457,414           762,019
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (895,352)       (2,582,914)            481,341           679,746
NET ASSETS:
   Beginning of year..............        15,812,446        18,395,360          5,532,608         4,852,862
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     14,917,094  $     15,812,446  $       6,013,949  $      5,532,608
                                    ================  ================  =================  ================


                                         MSF BLACKROCK BOND INCOME       MSF BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,944,867  $      2,642,825  $      (120,803)  $      (135,730)
   Net realized gains (losses)....             31,016         1,206,196         1,245,655         2,454,026
   Change in unrealized gains
     (losses) on investments......          (310,057)       (4,403,494)       (1,267,842)       (1,762,943)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          1,665,826         (554,473)         (142,990)           555,353
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            354,656           689,975            40,550            52,930
   Net transfers (including fixed
     account).....................          6,894,634         4,101,490          (65,569)           390,839
   Contract charges...............          (771,100)         (753,000)          (45,201)          (40,947)
   Transfers for contract benefits
     and terminations.............        (7,784,265)       (8,135,690)         (981,419)         (978,987)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,306,075)       (4,097,225)       (1,051,639)         (576,165)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............            359,751       (4,651,698)       (1,194,629)          (20,812)
NET ASSETS:
   Beginning of year..............         93,001,734        97,653,432        10,853,029        10,873,841
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      93,361,485  $     93,001,734  $      9,658,400  $     10,853,029
                                    =================  ================  ================  ================

                                               MSF BLACKROCK
                                           ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2016              2015
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,176,341)  $     (1,217,317)
   Net realized gains (losses)....             9,982                 --
   Change in unrealized gains
     (losses) on investments......            76,021                 --
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,090,338)        (1,217,317)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,411,413            822,401
   Net transfers (including fixed
     account).....................        12,436,658         16,933,432
   Contract charges...............         (621,589)          (631,166)
   Transfers for contract benefits
     and terminations.............      (18,153,466)       (23,486,072)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,926,984)        (6,361,405)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (6,017,322)        (7,578,722)
NET ASSETS:
   Beginning of year..............        72,197,981         79,776,703
                                    ----------------  -----------------
   End of year....................  $     66,180,659  $      72,197,981
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        MSF FRONTIER MID CAP GROWTH             MSF JENNISON GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (136,842)  $      (159,994)  $     (1,733,590)  $    (2,026,861)
   Net realized gains (losses)....         1,002,719         1,552,834         16,859,190        25,997,215
   Change in unrealized gains
     (losses) on investments......         (607,382)       (1,239,946)       (17,522,404)      (12,219,984)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           258,495           152,894        (2,396,804)        11,750,370
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,445             6,037            368,689           457,377
   Net transfers (including fixed
     account).....................         (207,512)         (336,012)        (2,029,382)       (6,024,969)
   Contract charges...............          (52,187)          (56,711)          (541,717)         (579,305)
   Transfers for contract benefits
     and terminations.............         (645,409)         (850,660)       (10,272,869)      (13,815,145)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (894,663)       (1,237,346)       (12,475,279)      (19,962,042)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (636,168)       (1,084,452)       (14,872,083)       (8,211,672)
NET ASSETS:
   Beginning of year..............         8,635,312         9,719,764        129,659,658       137,871,330
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $      7,999,144  $      8,635,312  $     114,787,575  $    129,659,658
                                    ================  ================  =================  ================

                                             MSF LOOMIS SAYLES
                                             SMALL CAP GROWTH              MSF MET/ARTISAN MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (158,677)  $      (185,365)   $      (282,753)  $      (295,307)
   Net realized gains (losses)....         1,735,535         2,907,487          3,732,444         5,428,652
   Change in unrealized gains
     (losses) on investments......         (908,926)       (2,568,831)          2,909,451       (9,277,590)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           667,932           153,291          6,359,142       (4,144,245)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            42,183            54,186             43,861            41,129
   Net transfers (including fixed
     account).....................            55,190         (493,589)          (496,861)         (534,220)
   Contract charges...............          (81,372)          (86,341)          (162,139)         (172,688)
   Transfers for contract benefits
     and terminations.............       (1,005,919)       (1,326,278)        (2,844,681)       (3,929,792)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (989,918)       (1,852,022)        (3,459,820)       (4,595,571)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (321,986)       (1,698,731)          2,899,322       (8,739,816)
NET ASSETS:
   Beginning of year..............        14,739,169        16,437,900         32,306,647        41,046,463
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $     14,417,183  $     14,739,169   $     35,205,969  $     32,306,647
                                    ================  ================   ================  ================

                                     MSF MET/DIMENSIONAL INTERNATIONAL        MSF MET/WELLINGTON CORE
                                               SMALL COMPANY                   EQUITY OPPORTUNITIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         17,244  $          9,656  $        729,116  $        465,353
   Net realized gains (losses)....           134,661           584,343        11,191,665        74,128,689
   Change in unrealized gains
     (losses) on investments......            28,743         (462,164)           269,217      (73,030,836)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           180,648           131,835        12,189,998         1,563,206
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            26,029            19,970           352,185           592,502
   Net transfers (including fixed
     account).....................           915,246           457,887        74,274,171       (9,604,855)
   Contract charges...............          (33,236)          (27,782)       (1,190,479)       (1,054,647)
   Transfers for contract benefits
     and terminations.............         (285,183)         (194,601)      (18,150,768)      (20,076,319)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           622,856           255,474        55,285,109      (30,143,319)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           803,504           387,309        67,475,107      (28,580,113)
NET ASSETS:
   Beginning of year..............         3,794,658         3,407,349       186,920,427       215,500,540
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,598,162  $      3,794,658  $    254,395,534  $    186,920,427
                                    ================  ================  ================  ================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2016              2015
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         301,016  $         74,942
   Net realized gains (losses)....            244,080           220,774
   Change in unrealized gains
     (losses) on investments......          (103,834)         (552,762)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            441,262         (257,046)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             42,500            69,513
   Net transfers (including fixed
     account).....................          5,018,086         4,362,888
   Contract charges...............          (112,240)          (66,008)
   Transfers for contract benefits
     and terminations.............        (1,416,478)         (647,603)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          3,531,868         3,718,790
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          3,973,130         3,461,744
NET ASSETS:
   Beginning of year..............          9,970,866         6,509,122
                                    -----------------  ----------------
   End of year....................  $      13,943,996  $      9,970,866
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     24,318,874  $    (12,128,346)  $     45,829,724  $    (17,653,457)
   Net realized gains (losses).....        63,003,910         69,032,529       194,851,918        172,389,292
   Change in unrealized gains
     (losses) on investments.......      (37,738,572)       (82,639,516)     (107,870,264)      (214,455,687)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        49,584,212       (25,735,333)       132,811,378       (59,719,852)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,330,977          4,132,193         7,717,010         12,634,886
   Net transfers (including fixed
     account)......................      (10,477,246)       (36,055,450)      (20,341,655)        (4,321,296)
   Contract charges................       (9,385,950)        (9,746,687)      (21,818,081)       (22,090,443)
   Transfers for contract benefits
     and terminations..............      (83,743,752)       (98,678,782)     (175,178,319)      (199,273,843)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (100,275,971)      (140,348,726)     (209,621,045)      (213,050,696)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (50,691,759)      (166,084,059)      (76,809,667)      (272,770,548)
NET ASSETS:
   Beginning of year...............     1,102,776,836      1,268,860,895     2,423,700,431      2,696,470,979
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  1,052,085,077  $   1,102,776,836  $  2,346,890,764  $   2,423,700,431
                                     ================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80      MSF METLIFE MID CAP STOCK INDEX
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     23,125,143  $    (19,040,806)  $       (39,836)  $        (49,527)
   Net realized gains (losses).....       170,021,329         85,979,912           417,589            517,212
   Change in unrealized gains
     (losses) on investments.......      (95,819,997)      (115,790,343)           445,856          (728,658)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        97,326,475       (48,851,237)           823,609          (260,973)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,739,568          5,711,993             5,422             45,943
   Net transfers (including fixed
     account)......................      (29,240,948)       (12,352,856)         (164,673)          1,029,447
   Contract charges................      (14,356,055)       (14,465,015)          (37,905)           (32,768)
   Transfers for contract benefits
     and terminations..............      (97,166,807)      (147,495,874)         (529,899)          (408,532)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (138,024,242)      (168,601,752)         (727,055)            634,090
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (40,697,767)      (217,452,989)            96,554            373,117
NET ASSETS:
   Beginning of year...............     1,583,646,939      1,801,099,928         5,875,895          5,502,778
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  1,542,949,172  $   1,583,646,939  $      5,972,449  $       5,875,895
                                     ================  =================  ================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016              2015               2016              2015
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         66,239  $        (48,140)  $      1,533,688  $      1,382,135
   Net realized gains (losses).....         3,141,226          3,767,691         5,531,875         2,715,546
   Change in unrealized gains
     (losses) on investments.......           909,688        (4,076,282)         (375,313)       (5,286,462)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,117,153          (356,731)         6,690,250       (1,188,781)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            17,662            130,481           397,700           403,428
   Net transfers (including fixed
     account)......................         7,171,853          1,466,251         (398,961)         (922,809)
   Contract charges................         (226,448)          (221,583)         (503,822)         (501,814)
   Transfers for contract benefits
     and terminations..............       (4,031,525)        (4,815,566)       (7,748,340)       (9,968,513)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         2,931,542        (3,440,417)       (8,253,423)      (10,989,708)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         7,048,695        (3,797,148)       (1,563,173)      (12,178,489)
NET ASSETS:
   Beginning of year...............        41,518,624         45,315,772        89,837,469       102,015,958
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     48,567,319  $      41,518,624  $     88,274,296  $     89,837,469
                                     ================  =================  ================  ================

                                               MSF MFS VALUE
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,854,504  $      2,780,843
   Net realized gains (losses).....        16,641,522        31,972,747
   Change in unrealized gains
     (losses) on investments.......         2,956,087      (36,871,830)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        21,452,113       (2,118,240)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           832,780         1,173,615
   Net transfers (including fixed
     account)......................       (3,326,671)       (4,727,034)
   Contract charges................       (1,496,641)       (1,466,714)
   Transfers for contract benefits
     and terminations..............      (10,964,645)      (13,280,017)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (14,955,177)      (18,300,150)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         6,496,936      (20,418,390)
NET ASSETS:
   Beginning of year...............       172,254,488       192,672,878
                                     ----------------  ----------------
   End of year.....................  $    178,751,424  $    172,254,488
                                     ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         25,497  $         57,763  $      (447,536)  $      (509,978)
   Net realized gains (losses)....          (52,242)          (36,555)         1,287,981         1,420,840
   Change in unrealized gains
     (losses) on investments......            12,825         (171,688)         5,616,483       (1,181,992)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (13,920)         (150,480)         6,456,928         (271,130)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               602            20,971           120,449           142,592
   Net transfers (including fixed
     account).....................           105,887           703,715       (1,094,040)       (1,074,008)
   Contract charges...............          (29,166)          (22,989)         (190,213)         (190,227)
   Transfers for contract benefits
     and terminations.............         (114,190)         (559,420)       (2,846,597)       (3,815,078)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (36,867)           142,277       (4,010,401)       (4,936,721)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (50,787)           (8,203)         2,446,527       (5,207,851)
NET ASSETS:
   Beginning of year..............         2,544,806         2,553,009        40,330,154        45,538,005
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,494,019  $      2,544,806  $     42,776,681  $     40,330,154
                                    ================  ================  ================  ================

                                                                                 MSF T. ROWE PRICE
                                          MSF RUSSELL 2000 INDEX                 LARGE CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (25,166)  $       (38,992)   $      (873,949)  $      (983,448)
   Net realized gains (losses)....           291,580           418,154          8,314,534        15,311,614
   Change in unrealized gains
     (losses) on investments......           481,874         (702,482)        (7,564,472)       (8,590,497)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           748,288         (323,320)          (123,887)         5,737,669
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            22,179            25,271             93,911           223,437
   Net transfers (including fixed
     account).....................           555,382            23,730            924,344       (3,249,247)
   Contract charges...............          (32,992)          (30,578)          (268,417)         (276,287)
   Transfers for contract benefits
     and terminations.............         (582,598)         (363,696)        (4,417,259)       (5,321,229)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (38,029)         (345,273)        (3,667,421)       (8,623,326)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............           710,259         (668,593)        (3,791,308)       (2,885,657)
NET ASSETS:
   Beginning of year..............         4,560,702         5,229,295         63,119,491        66,005,148
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $      5,270,961  $      4,560,702   $     59,328,183  $     63,119,491
                                    ================  ================   ================  ================

                                            MSF T. ROWE PRICE               MSF VAN ECK GLOBAL NATURAL
                                            SMALL CAP GROWTH                         RESOURCES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (147,009)  $      (163,662)  $       (15,374)  $       (31,948)
   Net realized gains (losses)....         1,602,695         1,492,642         (356,749)         (212,002)
   Change in unrealized gains
     (losses) on investments......         (399,917)       (1,166,465)         1,837,043       (1,290,643)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,055,769           162,515         1,464,920       (1,534,593)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,836            24,794             4,876            29,112
   Net transfers (including fixed
     account).....................         1,541,125         (122,045)         (729,921)         1,072,509
   Contract charges...............          (30,891)          (30,010)          (51,041)          (47,576)
   Transfers for contract benefits
     and terminations.............         (468,864)         (592,362)         (199,800)         (278,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,056,206         (719,623)         (975,886)           776,027
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,111,975         (557,108)           489,034         (758,566)
NET ASSETS:
   Beginning of year..............        11,167,946        11,725,054         3,455,455         4,214,021
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     13,279,921  $     11,167,946  $      3,944,489  $      3,455,455
                                    ================  ================  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT
                                      STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,279,613  $        239,767
   Net realized gains (losses)....           245,455             2,451
   Change in unrealized gains
     (losses) on investments......         5,920,820         (495,378)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,445,888         (253,160)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           368,093             8,889
   Net transfers (including fixed
     account).....................       194,878,650           268,564
   Contract charges...............         (537,086)          (25,457)
   Transfers for contract benefits
     and terminations.............      (12,249,602)         (459,000)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       182,460,055         (207,004)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       189,905,943         (460,164)
NET ASSETS:
   Beginning of year..............         6,971,544         7,431,708
                                    ----------------  ----------------
   End of year....................  $    196,877,487  $      6,971,544
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT                 PIMCO VIT HIGH YIELD
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         44,946  $         22,229  $        201,568  $        236,347
   Net realized gains (losses)....          (10,240)           (3,602)          (12,610)           117,498
   Change in unrealized gains
     (losses) on investments......          (47,104)          (97,195)           358,858         (527,273)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (12,398)          (78,568)           547,816         (173,428)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           211,811            12,131            11,071            21,665
   Net transfers (including fixed
     account).....................         (550,343)           297,215         (201,550)          (12,236)
   Contract charges...............          (52,200)          (50,454)          (23,707)          (25,805)
   Transfers for contract benefits
     and terminations.............         (766,165)         (556,261)         (404,282)         (708,567)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,156,897)         (297,369)         (618,468)         (724,943)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,169,295)         (375,937)          (70,652)         (898,371)
NET ASSETS:
   Beginning of year..............         5,873,926         6,249,863         5,486,232         6,384,603
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,704,631  $      5,873,926  $      5,415,580  $      5,486,232
                                    ================  ================  ================  ================


                                         PIMCO VIT LOW DURATION              PUTNAM VT EQUITY INCOME
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (6,909)  $        163,406  $        172,741  $        148,426
   Net realized gains (losses)....          (12,959)            19,873         1,286,804         1,440,347
   Change in unrealized gains
     (losses) on investments......             4,738         (289,348)           916,812       (2,473,149)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (15,130)         (106,069)         2,376,357         (884,376)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,140             5,334            13,236            29,397
   Net transfers (including fixed
     account).....................           526,320           642,277         (350,359)         (748,801)
   Contract charges...............          (36,363)          (35,515)          (53,699)          (56,735)
   Transfers for contract benefits
     and terminations.............         (619,117)         (810,122)       (2,075,541)       (2,785,348)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (78,020)         (198,026)       (2,466,363)       (3,561,487)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (93,150)         (304,095)          (90,006)       (4,445,863)
NET ASSETS:
   Beginning of year..............         8,388,727         8,692,822        20,986,060        25,431,923
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      8,295,577  $      8,388,727  $     20,896,054  $     20,986,060
                                    ================  ================  ================  ================


                                       PUTNAM VT MULTI-CAP GROWTH            RUSSELL AGGRESSIVE EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (9,021)  $       (15,328)  $        (6,758)  $       (10,392)
   Net realized gains (losses)....           244,460           142,889           (1,102)           153,346
   Change in unrealized gains
     (losses) on investments......         (117,898)         (155,616)           202,565         (252,603)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           117,541          (28,055)           194,705         (109,649)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,543            29,094                --                --
   Net transfers (including fixed
     account).....................          (67,078)          (25,642)           (7,418)          (58,198)
   Contract charges...............           (1,507)           (1,550)             (393)             (414)
   Transfers for contract benefits
     and terminations.............         (107,552)         (160,581)          (78,778)         (156,685)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (146,594)         (158,679)          (86,589)         (215,297)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (29,053)         (186,734)           108,116         (324,946)
NET ASSETS:
   Beginning of year..............         1,949,587         2,136,321         1,208,068         1,533,014
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      1,920,534  $      1,949,587  $      1,316,184  $      1,208,068
                                    ================  ================  ================  ================


                                             RUSSELL CORE BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016             2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         10,419  $         59,410
   Net realized gains (losses)....           190,100            89,937
   Change in unrealized gains
     (losses) on investments......          (89,715)         (241,848)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           110,804          (92,501)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,360             3,360
   Net transfers (including fixed
     account).....................          (64,470)            95,956
   Contract charges...............           (1,125)           (1,218)
   Transfers for contract benefits
     and terminations.............         (563,591)         (632,091)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (625,826)         (533,993)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (515,022)         (626,494)
NET ASSETS:
   Beginning of year..............         5,832,706         6,459,200
                                    ----------------  ----------------
   End of year....................  $      5,317,684  $      5,832,706
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                    RUSSELL GLOBAL REAL ESTATE SECURITIES       RUSSELL MULTI-STYLE EQUITY
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                    --------------------------------------  -------------------------------------
                                           2016                2015               2016                2015
                                    ------------------  -----------------   -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           19,054  $           1,903   $        (24,688)  $         (45,655)
   Net realized gains (losses)....               7,594             52,204             542,272             917,877
   Change in unrealized gains
      (losses) on investments.....            (22,935)           (59,973)              87,911           (871,781)
                                    ------------------  -----------------   -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........               3,713            (5,866)             605,495                 441
                                    ------------------  -----------------   -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 126                126                 504                 504
   Net transfers (including fixed
      account)....................               1,493           (86,450)           (210,254)           (511,958)
   Contract charges...............               (135)              (137)             (2,010)             (2,085)
   Transfers for contract benefits
      and terminations............           (333,966)           (60,195)           (504,007)           (913,533)
                                    ------------------  -----------------   -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (332,482)          (146,656)           (715,767)         (1,427,072)
                                    ------------------  -----------------   -----------------  ------------------
      Net increase (decrease)
        in net assets.............           (328,769)          (152,522)           (110,272)         (1,426,631)
NET ASSETS:
   Beginning of year..............             871,485          1,024,007           7,171,525           8,598,156
                                    ------------------  -----------------   -----------------  ------------------
   End of year....................  $          542,716  $         871,485   $       7,061,253  $        7,171,525
                                    ==================  =================   =================  ==================

                                              RUSSELL NON-U.S.
                                                 SUB-ACCOUNT
                                    ------------------------------------
                                           2016               2015
                                    -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          46,068  $         (6,825)
   Net realized gains (losses)....            (2,617)             38,329
   Change in unrealized gains
      (losses) on investments.....           (20,863)           (84,770)
                                    -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             22,588           (53,266)
                                    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                210                210
   Net transfers (including fixed
      account)....................              2,093           (25,346)
   Contract charges...............              (706)              (794)
   Transfers for contract benefits
      and terminations............          (179,336)          (345,423)
                                    -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (177,739)          (371,353)
                                    -----------------  -----------------
      Net increase (decrease)
        in net assets.............          (155,151)          (424,619)
NET ASSETS:
   Beginning of year..............          2,661,460          3,086,079
                                    -----------------  -----------------
   End of year....................  $       2,506,309  $       2,661,460
                                    =================  =================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
Deutsche Variable Series II ("Deutsche II")                Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.


The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2016:

American Funds Global Growth Sub-Account                   MIST MetLife Asset Allocation 100 Sub-Account
American Funds Global Small Capitalization                 MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                             MIST MetLife Multi-Index Targeted Risk Sub-Account
American Funds Growth Sub-Account                          MIST MetLife Small Cap Value Sub-Account (a)
Deutsche II Government & Agency Securities                 MIST MFS Research International Sub-Account (a)
   Sub-Account                                             MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
Fidelity VIP Equity-Income Sub-Account (a)                 MIST Oppenheimer Global Equity Sub-Account (a)
Fidelity VIP Growth Opportunities Sub-Account              MIST PanAgora Global Diversified Risk Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)               MIST PIMCO Inflation Protected Bond Sub-Account
Invesco V.I. International Growth Sub-Account (a)          MIST PIMCO Total Return Sub-Account (a)
MIST AB Global Dynamic Allocation Sub-Account              MIST Pyramis Government Income Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset          MIST Pyramis Managed Risk Sub-Account
   Plus Sub-Account                                        MIST Schroders Global Multi-Asset Sub-Account
MIST American Funds Balanced Allocation                    MIST SSGA Growth and Income ETF Sub-Account
   Sub-Account                                             MIST SSGA Growth ETF Sub-Account
MIST American Funds Growth Allocation Sub-Account          MIST T. Rowe Price Large Cap Value Sub-Account (a)
MIST American Funds Growth Sub-Account                     MIST T. Rowe Price Mid Cap Growth Sub-Account (a)
MIST American Funds Moderate Allocation                    MSF Baillie Gifford International Stock Sub-Account (a)
   Sub-Account                                             MSF Barclays Aggregate Bond Index Sub-Account
MIST AQR Global Risk Balanced Sub-Account                  MSF BlackRock Bond Income Sub-Account (a)
MIST BlackRock Global Tactical Strategies                  MSF BlackRock Capital Appreciation Sub-Account
   Sub-Account                                             MSF BlackRock Ultra-Short Term Bond Sub-Account (a)
MIST BlackRock High Yield Sub-Account                      MSF Frontier Mid Cap Growth Sub-Account
MIST Clarion Global Real Estate Sub-Account (a)            MSF Jennison Growth Sub-Account (a)
MIST ClearBridge Aggressive Growth Sub-Account (a)         MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account               MSF Met/Artisan Mid Cap Value Sub-Account
MIST Harris Oakmark International Sub-Account              MSF Met/Dimensional International Small Company
MIST Invesco Balanced-Risk Allocation Sub-Account            Sub-Account
MIST Invesco Comstock Sub-Account                          MSF Met/Wellington Core Equity Opportunities
MIST Invesco Mid Cap Value Sub-Account (a)                   Sub-Account (a)
MIST Invesco Small Cap Growth Sub-Account (a)              MSF MetLife Asset Allocation 20 Sub-Account
MIST JPMorgan Core Bond Sub-Account                        MSF MetLife Asset Allocation 40 Sub-Account
MIST JPMorgan Global Active Allocation                     MSF MetLife Asset Allocation 60 Sub-Account
   Sub-Account                                             MSF MetLife Asset Allocation 80 Sub-Account
MIST JPMorgan Small Cap Value Sub-Account                  MSF MetLife Mid Cap Stock Index Sub-Account
MIST Loomis Sayles Global Markets Sub-Account              MSF MetLife Stock Index Sub-Account (a)
MIST Met/Aberdeen Emerging Markets Equity                  MSF MFS Total Return Sub-Account (a)
   Sub-Account (a)                                         MSF MFS Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MSCI EAFE Index Sub-Account
MIST Met/Franklin Low Duration Total Return                MSF Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                             MSF Russell 2000 Index Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Met/Wellington Large Cap Research                     MSF T. Rowe Price Small Cap Growth Sub-Account (a)
   Sub-Account                                             MSF Van Eck Global Natural Resources Sub-Account

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MSF Western Asset Management Strategic Bond              Putnam VT Multi-Cap Growth Sub-Account (a)
   Opportunities Sub-Account (a)                         Russell Aggressive Equity Sub-Account
MSF Western Asset Management U.S. Government             Russell Core Bond Sub-Account
   Sub-Account                                           Russell Global Real Estate Securities Sub-Account
PIMCO VIT High Yield Sub-Account                         Russell Multi-Style Equity Sub-Account
PIMCO VIT Low Duration Sub-Account                       Russell Non-U.S. Sub-Account
Putnam VT Equity Income Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                            New Name

(MIST) MFS Emerging Markets Equity Portfolio           (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                 (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Core Equity Opportunities Portfolio          (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                   ------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                   -------------   --------------    --------------   --------------
     American Funds Global Growth Sub-Account....................      4,345,661       91,201,807        13,274,151        9,495,091
     American Funds Global Small Capitalization Sub-Account......      1,284,130       23,832,482         5,868,577        2,648,791
     American Funds Growth Sub-Account...........................      1,956,559      101,008,804        14,145,773       14,889,056
     Deutsche II Government & Agency Securities Sub-Account......         27,266          328,221            18,400           68,993
     Fidelity VIP Equity-Income Sub-Account......................        276,751        5,817,968           939,858          507,878
     Fidelity VIP Growth Opportunities Sub-Account...............          3,838           76,592             3,482            5,709
     FTVIPT Templeton Foreign VIP Sub-Account....................      1,493,862       21,186,178         1,117,479        2,215,901
     Invesco V.I. International Growth Sub-Account...............        152,149        4,239,928           432,924          799,706
     MIST AB Global Dynamic Allocation Sub-Account...............      2,652,779       28,469,961         2,842,832        4,569,853
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account...............................................         35,893          379,398            91,377           50,491
     MIST American Funds Balanced Allocation Sub-Account.........     23,195,161      206,753,973        31,606,134       24,254,202
     MIST American Funds Growth Allocation Sub-Account...........     27,141,486      236,050,839        34,877,912       25,358,149
     MIST American Funds Growth Sub-Account......................      3,141,522       29,250,801         9,497,133        4,912,893
     MIST American Funds Moderate Allocation Sub-Account.........     11,156,923      101,371,883        13,607,649       11,600,756
     MIST AQR Global Risk Balanced Sub-Account...................      1,087,554       11,579,066           872,511        1,923,343
     MIST BlackRock Global Tactical Strategies Sub-Account.......      5,894,200       60,014,171         8,876,084        8,162,725
     MIST BlackRock High Yield Sub-Account.......................      1,888,958       15,280,978         1,802,509        2,717,857
     MIST Clarion Global Real Estate Sub-Account.................      2,690,370       32,122,624         2,292,667        4,183,329
     MIST ClearBridge Aggressive Growth Sub-Account..............      5,506,713       50,259,583         2,813,694       14,697,659
     MIST Goldman Sachs Mid Cap Value Sub-Account................      1,380,263       18,137,863         1,891,165        1,754,787
     MIST Harris Oakmark International Sub-Account...............      4,577,571       65,143,285         6,832,814        7,582,054
     MIST Invesco Balanced-Risk Allocation Sub-Account...........      1,553,454       15,997,629         2,425,355        3,541,780
     MIST Invesco Comstock Sub-Account...........................      7,831,652       83,286,046        12,230,147       14,273,197
     MIST Invesco Mid Cap Value Sub-Account......................      8,827,695      161,747,349        11,035,135       17,580,277
     MIST Invesco Small Cap Growth Sub-Account...................      3,665,258       51,931,420         9,455,058        7,028,877
     MIST JPMorgan Core Bond Sub-Account.........................      1,272,886       13,293,124         2,236,704        3,158,609
     MIST JPMorgan Global Active Allocation Sub-Account..........      1,348,298       14,813,659         2,089,178        1,699,240
     MIST JPMorgan Small Cap Value Sub-Account...................        512,366        7,119,007         1,131,082        1,312,889
     MIST Loomis Sayles Global Markets Sub-Account...............        757,118        9,650,183         1,463,386        3,470,016
     MIST Met/Aberdeen Emerging Markets Equity Sub-Account.......      4,351,881       44,345,898         2,671,838        6,761,728
     MIST Met/Eaton Vance Floating Rate Sub-Account..............        334,933        3,448,083           748,329          924,381
     MIST Met/Franklin Low Duration Total Return Sub-Account.....      3,166,258       31,310,718         3,030,131        4,502,434
     MIST Met/Templeton International Bond Sub-Account...........        475,470        5,369,476           466,602          520,129
     MIST Met/Wellington Large Cap Research Sub-Account..........        578,713        5,909,684         1,292,819        1,022,216
     MIST MetLife Asset Allocation 100 Sub-Account...............     13,381,958      128,573,736        25,286,622       23,915,742
     MIST MetLife Balanced Plus Sub-Account......................     11,574,843      122,409,535         9,441,911       11,215,705
     MIST MetLife Multi-Index Targeted Risk Sub-Account..........        491,379        5,925,612         1,657,439        1,900,076
     MIST MetLife Small Cap Value Sub-Account....................      3,052,025       43,891,445         2,995,679        7,499,934
     MIST MFS Research International Sub-Account.................      9,791,711      109,975,042         3,503,007        8,709,784
     MIST Morgan Stanley Mid Cap Growth Sub-Account..............      3,498,636       33,680,320         1,214,993        4,857,517
     MIST Oppenheimer Global Equity Sub-Account..................      2,161,581       36,429,855         3,413,443        3,611,932
     MIST PanAgora Global Diversified Risk Sub-Account...........        104,975        1,135,271         1,263,015          214,725
     MIST PIMCO Inflation Protected Bond Sub-Account.............      8,311,521       89,663,650         2,001,436        9,037,459
     MIST PIMCO Total Return Sub-Account.........................     34,344,644      398,498,109        17,080,588       43,422,426
     MIST Pyramis Government Income Sub-Account..................        548,335        5,930,776         2,734,235        2,032,098
     MIST Pyramis Managed Risk Sub-Account.......................        651,370        7,113,314           600,248        1,351,714
     MIST Schroders Global Multi-Asset Sub-Account...............        651,870        7,188,390           855,693        1,909,819
     MIST SSGA Growth and Income ETF Sub-Account.................     12,404,955      136,371,880        12,112,961       14,233,702
     MIST SSGA Growth ETF Sub-Account............................      4,108,233       44,849,145         4,687,560        5,592,269
     MIST T. Rowe Price Large Cap Value Sub-Account..............     16,181,322      405,035,729        80,977,978       74,915,928
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............      7,366,706       66,988,963        14,484,395       11,509,097
     MSF Baillie Gifford International Stock Sub-Account.........      1,506,686       14,718,734           708,814        2,192,753
     MSF Barclays Aggregate Bond Index Sub-Account...............        566,828        6,155,657         2,943,949        2,408,489
     MSF BlackRock Bond Income Sub-Account.......................        896,039       94,480,437        12,375,970       11,737,158
     MSF BlackRock Capital Appreciation Sub-Account..............        290,655        7,480,619         1,150,780        1,432,352

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016             DECEMBER 31, 2016
                                                                   ------------------------------   -------------------------------
                                                                                                       COST OF          PROCEEDS
                                                                       SHARES         COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    -------------   -------------    --------------
     MSF BlackRock Ultra-Short Term Bond Sub-Account.............        661,005       66,104,699      30,984,463       37,086,255
     MSF Frontier Mid Cap Growth Sub-Account.....................        279,598        8,242,413       1,162,945        1,167,923
     MSF Jennison Growth Sub-Account.............................      8,779,415      108,312,682      17,412,905       16,165,363
     MSF Loomis Sayles Small Cap Growth Sub-Account..............      1,236,473       13,022,285       2,001,854        1,539,828
     MSF Met/Artisan Mid Cap Value Sub-Account...................        157,592       34,108,913       4,634,896        4,587,520
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................        367,865        5,021,992       2,429,718        1,547,487
     MSF Met/Wellington Core Equity Opportunities Sub-Account....      8,954,083      256,191,411      96,076,495       28,480,038
     MSF MetLife Asset Allocation 20 Sub-Account.................      1,315,476       14,512,358      12,708,635        8,333,972
     MSF MetLife Asset Allocation 40 Sub-Account.................     93,518,680    1,126,309,419     111,907,854      117,732,631
     MSF MetLife Asset Allocation 60 Sub-Account.................    200,760,550    2,551,599,346     290,605,594      240,021,166
     MSF MetLife Asset Allocation 80 Sub-Account.................    120,542,909    1,667,514,302     231,712,433      164,063,880
     MSF MetLife Mid Cap Stock Index Sub-Account.................        322,490        5,324,551       1,102,189        1,465,326
     MSF MetLife Stock Index Sub-Account.........................      1,094,290       38,649,131      11,097,966        6,100,150
     MSF MFS Total Return Sub-Account............................        524,399       72,058,212       7,082,558       10,070,173
     MSF MFS Value Sub-Account...................................     11,806,577      167,909,003      22,169,911       19,529,257
     MSF MSCI EAFE Index Sub-Account.............................        213,901        2,633,140         619,794          631,179
     MSF Neuberger Berman Genesis Sub-Account....................      2,025,370       29,087,931         724,595        5,182,550
     MSF Russell 2000 Index Sub-Account..........................        267,566        4,635,344       1,416,147        1,216,409
     MSF T. Rowe Price Large Cap Growth Sub-Account..............      2,983,679       53,236,077      10,599,538        7,797,427
     MSF T. Rowe Price Small Cap Growth Sub-Account..............        647,237       10,793,867       3,264,503          913,592
     MSF Van Eck Global Natural Resources Sub-Account............        365,574        4,446,305         349,055        1,340,323
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account...............................................     14,790,159      191,197,938     203,971,498       20,231,599
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................        402,802        4,827,053         816,744        1,928,697
     PIMCO VIT High Yield Sub-Account............................        698,791        5,293,476         616,467        1,033,382
     PIMCO VIT Low Duration Sub-Account..........................        810,120        8,398,567       1,049,608        1,134,540
     Putnam VT Equity Income Sub-Account.........................        885,806       12,732,195         786,142        2,718,001
     Putnam VT Multi-Cap Growth Sub-Account......................         57,875        1,264,384         242,846          218,557
     Russell Aggressive Equity Sub-Account.......................         86,535        1,170,370          63,982          156,691
     Russell Core Bond Sub-Account...............................        525,464        5,427,317         545,822        1,008,415
     Russell Global Real Estate Securities Sub-Account...........         38,766          575,485          80,926          377,429
     Russell Multi-Style Equity Sub-Account......................        413,423        6,297,696         676,107          972,085
     Russell Non-U.S. Sub-Account................................        224,781        2,494,346         180,513          312,198


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        AMERICAN FUNDS                AMERICAN FUNDS                 AMERICAN FUNDS
                                         GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION              GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2016            2015           2016           2015            2016           2015
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........      2,439,297      2,751,181        661,511         715,805         452,298        514,976
Units issued and transferred
   from other funding options..        196,171        115,002         57,550          74,179          20,646         18,977
Units redeemed and transferred
   to other funding options....      (310,243)      (426,886)       (90,128)       (128,473)        (60,482)       (81,655)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............      2,325,225      2,439,297        628,933         661,511         412,462        452,298
                                 =============  =============  =============  ==============  ==============  =============


                                    DEUTSCHE II GOVERNMENT &             FIDELITY VIP                   FIDELITY VIP
                                        AGENCY SECURITIES                EQUITY-INCOME              GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015            2016           2015            2016           2015
                                 --------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........          20,500          22,588         237,912        281,896          7,249           8,443
Units issued and transferred
   from other funding options..             585           1,733          24,290          5,384             60               8
Units redeemed and transferred
   to other funding options....         (3,777)         (3,821)        (21,341)       (49,368)          (268)         (1,202)
                                 --------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............          17,308          20,500         240,861        237,912          7,041           7,249
                                 ==============  ==============  ==============  =============  =============  ==============

                                       FTVIPT TEMPLETON                 INVESCO V.I.              MIST AB GLOBAL DYNAMIC
                                          FOREIGN VIP               INTERNATIONAL GROWTH                ALLOCATION
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2016           2015            2016           2015           2016            2015
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      1,344,591       1,411,437         248,546        263,969      2,509,143      2,654,329
Units issued and transferred
   from other funding options..         58,789         109,161          21,140         26,230        233,440        154,736
Units redeemed and transferred
   to other funding options....      (156,161)       (176,007)        (38,920)       (41,653)      (405,269)      (299,922)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      1,247,219       1,344,591         230,766        248,546      2,337,314      2,509,143
                                 =============  ==============  ==============  =============  =============  =============


                                 MIST ALLIANZ GLOBAL INVESTORS        MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                   DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016           2015             2016           2015            2016           2015
                                 --------------  -------------   -------------  --------------  --------------  -------------

Units beginning of year........         325,715        158,597      17,709,534      19,698,968      19,442,122     20,467,140
Units issued and transferred
   from other funding options..          89,793        189,367       1,077,545         919,386         934,737      1,708,418
Units redeemed and transferred
   to other funding options....        (46,605)       (22,249)     (1,964,184)     (2,908,820)     (2,053,278)    (2,733,436)
                                 --------------  -------------   -------------  --------------  --------------  -------------
Units end of year..............         368,903        325,715      16,822,895      17,709,534      18,323,581     19,442,122
                                 ==============  =============   =============  ==============  ==============  =============

                                      MIST AMERICAN FUNDS          MIST AMERICAN FUNDS                  MIST AQR
                                            GROWTH                 MODERATE ALLOCATION            GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ------------------------------
                                      2016           2015          2016           2015            2016            2015
                                 -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year........      2,207,865      2,298,588      8,704,425      9,534,377       1,002,811       1,180,403
Units issued and transferred
   from other funding options..        208,845        354,560        451,582        313,603          97,426         140,416
Units redeemed and transferred
   to other funding options....      (388,382)      (445,283)      (871,774)    (1,143,555)       (182,991)       (318,008)
                                 -------------  -------------  -------------  -------------  --------------  --------------
Units end of year..............      2,028,328      2,207,865      8,284,233      8,704,425         917,246       1,002,811
                                 =============  =============  =============  =============  ==============  ==============


                                       MIST BLACKROCK                  MIST BLACKROCK               MIST CLARION GLOBAL
                                 GLOBAL TACTICAL STRATEGIES              HIGH YIELD                     REAL ESTATE
                                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ------------------------------  ----------------------------
                                     2016           2015            2016            2015            2016           2015
                                 -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year........      5,126,239      5,433,425         577,469         609,988      1,794,608      2,046,417
Units issued and transferred
   from other funding options..        364,688        525,278          94,107          55,030        142,490        119,627
Units redeemed and transferred
   to other funding options....      (730,985)      (832,464)       (159,414)        (87,549)      (248,107)      (371,436)
                                 -------------  -------------  --------------  --------------  -------------  -------------
Units end of year..............      4,759,942      5,126,239         512,162         577,469      1,688,991      1,794,608
                                 =============  =============  ==============  ==============  =============  =============

                                      MIST CLEARBRIDGE                MIST GOLDMAN                 MIST HARRIS OAKMARK
                                      AGGRESSIVE GROWTH            SACHS MID CAP VALUE                INTERNATIONAL
                                         SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2016           2015           2016           2015            2016            2015
                                 -------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year........      6,631,372      7,869,613        722,802        808,735       2,612,481      2,546,821
Units issued and transferred
   from other funding options..        411,865        472,117         47,450         59,017         179,153        526,430
Units redeemed and transferred
   to other funding options....    (1,215,256)    (1,710,358)       (89,380)      (144,950)       (384,985)      (460,770)
                                 -------------  -------------  -------------  -------------  --------------  -------------
Units end of year..............      5,827,981      6,631,372        680,872        722,802       2,406,649      2,612,481
                                 =============  =============  =============  =============  ==============  =============


                                   MIST INVESCO BALANCED-RISK
                                           ALLOCATION                MIST INVESCO COMSTOCK     MIST INVESCO MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2016            2015            2016           2015          2016           2015
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........      14,933,512      16,687,571      6,794,241      7,316,140      4,441,107      4,980,428
Units issued and transferred
   from other funding options..       2,528,998       2,096,835        326,921        572,166        241,333        179,498
Units redeemed and transferred
   to other funding options....     (3,537,534)     (3,850,894)    (1,035,251)    (1,094,065)      (587,738)      (718,819)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............      13,924,976      14,933,512      6,085,911      6,794,241      4,094,702      4,441,107
                                 ==============  ==============  =============  =============  =============  =============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                         MIST INVESCO                  MIST JPMORGAN                MIST JPMORGAN
                                       SMALL CAP GROWTH                  CORE BOND            GLOBAL ACTIVE ALLOCATION
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,013,774      2,146,901      1,289,783      1,276,456     11,943,206     10,177,694
Units issued and transferred
   from other funding options..         96,541        206,964        245,940        287,379      1,530,938      3,280,055
Units redeemed and transferred
   to other funding options....      (318,462)      (340,091)      (343,405)      (274,052)    (1,523,216)    (1,514,543)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,791,853      2,013,774      1,192,318      1,289,783     11,950,928     11,943,206
                                 =============  =============  =============  =============  =============  =============


                                         MIST JPMORGAN             MIST LOOMIS SAYLES              MIST MET/ABERDEEN
                                        SMALL CAP VALUE              GLOBAL MARKETS             EMERGING MARKETS EQUITY
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        405,607        445,880        792,857        864,355      4,322,870      4,494,197
Units issued and transferred
   from other funding options..         37,600         30,983         66,901        103,967        443,695        681,968
Units redeemed and transferred
   to other funding options....       (72,890)       (71,256)      (208,129)      (175,465)      (827,061)      (853,295)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        370,317        405,607        651,629        792,857      3,939,504      4,322,870
                                 =============  =============  =============  =============  =============  =============

                                         MIST MET/EATON                MIST MET/FRANKLIN            MIST MET/TEMPLETON
                                       VANCE FLOATING RATE         LOW DURATION TOTAL RETURN        INTERNATIONAL BOND
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2016            2015            2016           2015           2016           2015
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         325,945         375,721       3,199,892      3,042,569        363,028        375,394
Units issued and transferred
   from other funding options..          65,486          31,260         392,039        776,237         52,206         49,285
Units redeemed and transferred
   to other funding options....        (89,085)        (81,036)       (598,841)      (618,914)       (53,779)       (61,651)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         302,346         325,945       2,993,090      3,199,892        361,455        363,028
                                 ==============  ==============  ==============  =============  =============  =============


                                      MIST MET/WELLINGTON           MIST METLIFE ASSET
                                      LARGE CAP RESEARCH              ALLOCATION 100           MIST METLIFE BALANCED PLUS
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                      2016           2015           2016           2015            2016           2015
                                 -------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year........        440,038        469,413     10,516,473      11,741,945      9,868,677      10,108,081
Units issued and transferred
   from other funding options..         43,222         37,462        250,939         248,704        556,160         857,190
Units redeemed and transferred
   to other funding options....       (62,147)       (66,837)    (1,535,777)     (1,474,176)      (984,318)     (1,096,594)
                                 -------------  -------------  -------------  --------------  -------------  --------------
Units end of year..............        421,113        440,038      9,231,635      10,516,473      9,440,519       9,868,677
                                 =============  =============  =============  ==============  =============  ==============

                                        MIST METLIFE
                                         MULTI-INDEX                   MIST METLIFE               MIST MFS RESEARCH
                                        TARGETED RISK                 SMALL CAP VALUE               INTERNATIONAL
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,142,871        632,711      1,932,375      2,229,469      6,494,721      7,049,593
Units issued and transferred
   from other funding options..        982,330      2,709,109        108,911        125,691        385,163        490,895
Units redeemed and transferred
   to other funding options....    (1,327,765)      (198,949)      (337,372)      (422,785)      (745,662)    (1,045,767)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,797,436      3,142,871      1,703,914      1,932,375      6,134,222      6,494,721
                                 =============  =============  =============  =============  =============  =============



                                     MIST MORGAN STANLEY              MIST OPPENHEIMER               MIST PANAGORA
                                       MID CAP GROWTH                   GLOBAL EQUITY           GLOBAL DIVERSIFIED RISK
                                         SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                     2016           2015            2016            2015           2016          2015
                                 -------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year........      3,072,912      3,399,968       2,485,407      2,653,328         83,104         88,081
Units issued and transferred
   from other funding options..        200,437        165,461         139,765        233,677      1,225,382         30,973
Units redeemed and transferred
   to other funding options....      (373,529)      (492,517)       (249,219)      (401,598)      (284,240)       (35,950)
                                 -------------  -------------  --------------  -------------  -------------  -------------
Units end of year..............      2,899,820      3,072,912       2,375,953      2,485,407      1,024,246         83,104
                                 =============  =============  ==============  =============  =============  =============

                                          MIST PIMCO                    MIST PIMCO                  MIST PYRAMIS
                                   INFLATION PROTECTED BOND            TOTAL RETURN               GOVERNMENT INCOME
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      5,839,782      6,336,733     22,440,680     24,952,895        467,757        451,201
Units issued and transferred
   from other funding options..        380,898        500,649      1,532,515      1,366,625        264,074        172,219
Units redeemed and transferred
   to other funding options....      (792,044)      (997,600)    (3,276,585)    (3,878,840)      (208,579)      (155,663)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,428,636      5,839,782     20,696,610     22,440,680        523,252        467,757
                                 =============  =============  =============  =============  =============  =============


                                         MIST PYRAMIS                MIST SCHRODERS                    MIST SSGA
                                         MANAGED RISK              GLOBAL MULTI-ASSET            GROWTH AND INCOME ETF
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        693,897        515,673      6,949,271      7,987,625      9,555,148     10,537,079
Units issued and transferred
   from other funding options..         64,517        273,307        565,681        921,965        175,447        242,278
Units redeemed and transferred
   to other funding options....      (127,041)       (95,083)    (1,515,603)    (1,960,319)      (949,036)    (1,224,209)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        631,373        693,897      5,999,349      6,949,271      8,781,559      9,555,148
                                 =============  =============  =============  =============  =============  =============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                          MIST SSGA                 MIST T. ROWE PRICE           MIST T. ROWE PRICE
                                         GROWTH ETF                   LARGE CAP VALUE              MID CAP GROWTH
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,298,669      3,836,551      6,924,886      7,848,070      4,314,401      4,901,860
Units issued and transferred
   from other funding options..         77,060        208,983        190,182        217,068        328,230        316,900
Units redeemed and transferred
   to other funding options....      (365,337)      (746,865)      (960,137)    (1,140,252)      (725,023)      (904,359)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,010,392      3,298,669      6,154,931      6,924,886      3,917,608      4,314,401
                                 =============  =============  =============  =============  =============  =============


                                     MSF BAILLIE GIFFORD               MSF BARCLAYS                   MSF BLACKROCK
                                     INTERNATIONAL STOCK           AGGREGATE BOND INDEX                BOND INCOME
                                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                     2016           2015           2016            2015            2016          2015
                                 -------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year........      1,337,151      1,494,334        333,816         288,515      1,351,726      1,410,212
Units issued and transferred
   from other funding options..         79,941        112,718        194,433         213,098        241,861        147,883
Units redeemed and transferred
   to other funding options....      (193,767)      (269,901)      (166,579)       (167,797)      (254,125)      (206,369)
                                 -------------  -------------  -------------  --------------  -------------  -------------
Units end of year..............      1,223,325      1,337,151        361,670         333,816      1,339,462      1,351,726
                                 =============  =============  =============  ==============  =============  =============


                                         MSF BLACKROCK                 MSF BLACKROCK                MSF FRONTIER
                                     CAPITAL APPRECIATION          ULTRA-SHORT TERM BOND           MID CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,769,864      1,975,533      7,501,150      8,144,077        451,098        512,550
Units issued and transferred
   from other funding options..         37,560         49,019      3,947,368      3,798,595         17,119         20,042
Units redeemed and transferred
   to other funding options....      (364,411)      (254,688)    (4,477,482)    (4,441,522)       (63,974)       (81,494)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,443,013      1,769,864      6,971,036      7,501,150        404,243        451,098
                                 =============  =============  =============  =============  =============  =============


                                                                       MSF LOOMIS
                                         MSF JENNISON                 SAYLES SMALL                  MSF MET/ARTISAN
                                            GROWTH                     CAP GROWTH                    MID CAP VALUE
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      7,555,728      8,732,588        821,988        920,263      1,752,245      1,977,751
Units issued and transferred
   from other funding options..        399,910        306,769         52,757         55,456         64,648         77,017
Units redeemed and transferred
   to other funding options....    (1,149,115)    (1,483,629)      (108,288)      (153,731)      (233,782)      (302,523)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,806,523      7,555,728        766,457        821,988      1,583,111      1,752,245
                                 =============  =============  =============  =============  =============  =============

                                      MSF MET/DIMENSIONAL
                                         INTERNATIONAL               MSF MET/WELLINGTON                 MSF METLIFE
                                         SMALL COMPANY            CORE EQUITY OPPORTUNITIES         ASSET ALLOCATION 20
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016            2015           2016           2015
                                 -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........        190,177         177,587       8,189,551      9,536,001        717,455         459,058
Units issued and transferred
   from other funding options..        112,380          41,656       1,980,773        144,994        885,103         629,030
Units redeemed and transferred
   to other funding options....       (80,877)        (29,066)     (1,162,495)    (1,491,444)      (634,960)       (370,633)
                                 -------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............        221,680         190,177       9,007,829      8,189,551        967,598         717,455
                                 =============  ==============  ==============  =============  =============  ==============



                                          MSF METLIFE                    MSF METLIFE                    MSF METLIFE
                                      ASSET ALLOCATION 40            ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016           2015            2016           2015
                                 -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........     75,171,316      84,501,252     155,063,013    168,298,033    102,900,180     113,396,391
Units issued and transferred
   from other funding options..      1,463,519       1,437,310       2,299,734      3,842,198      1,551,054       2,699,816
Units redeemed and transferred
   to other funding options....    (8,204,593)    (10,767,246)    (15,580,329)   (17,077,218)   (10,414,102)    (13,196,027)
                                 -------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............     68,430,242      75,171,316     141,782,418    155,063,013     94,037,132     102,900,180
                                 =============  ==============  ==============  =============  =============  ==============

                                          MSF METLIFE                   MSF METLIFE
                                      MID CAP STOCK INDEX               STOCK INDEX             MSF MFS TOTAL RETURN
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        238,711        215,497      2,202,886      2,387,218      2,072,502      2,313,121
Units issued and transferred
   from other funding options..         27,735         67,320        476,403        222,657         58,174         66,115
Units redeemed and transferred
   to other funding options....       (60,246)       (44,106)      (336,427)      (406,989)      (246,754)      (306,734)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        206,200        238,711      2,342,862      2,202,886      1,883,922      2,072,502
                                 =============  =============  =============  =============  =============  =============


                                            MSF MFS                     MSF MSCI                     MSF NEUBERGER
                                             VALUE                     EAFE INDEX                   BERMAN GENESIS
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,742,392      7,443,156        192,876        186,586      1,787,234      2,001,920
Units issued and transferred
   from other funding options..        343,026        291,884         50,080         83,280         55,694         74,448
Units redeemed and transferred
   to other funding options....      (881,255)      (992,648)       (51,996)       (76,990)      (220,742)      (289,134)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,204,163      6,742,392        190,960        192,876      1,622,186      1,787,234
                                 =============  =============  =============  =============  =============  =============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                                                     MSF T. ROWE PRICE            MSF T. ROWE PRICE
                                    MSF RUSSELL 2000 INDEX           LARGE CAP GROWTH             SMALL CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        190,582        206,428      2,826,823      3,204,113        354,053        375,563
Units issued and transferred
   from other funding options..         51,042         36,441        269,706        327,989         57,570         14,696
Units redeemed and transferred
   to other funding options....       (57,087)       (52,287)      (448,213)      (705,279)       (28,314)       (36,206)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        184,537        190,582      2,648,316      2,826,823        383,309        354,053
                                 =============  =============  =============  =============  =============  =============


                                                                     MSF WESTERN ASSET             MSF WESTERN ASSET
                                      MSF VAN ECK GLOBAL                MANAGEMENT                    MANAGEMENT
                                       NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                      2016           2015           2016           2015           2016           2015
                                 -------------  -------------  -------------  -------------   -------------  -------------

Units beginning of year........        369,982        301,045        242,504        247,927         346,447        363,586
Units issued and transferred
   from other funding options..         50,758        154,630      6,612,742         31,610          92,763         49,971
Units redeemed and transferred
   to other funding options....      (124,329)       (85,693)      (710,685)       (37,033)       (157,563)       (67,110)
                                 -------------  -------------  -------------  -------------   -------------  -------------
Units end of year..............        296,411        369,982      6,144,561        242,504         281,647        346,447
                                 =============  =============  =============  =============   =============  =============

                                           PIMCO VIT                     PIMCO VIT                    PUTNAM VT
                                          HIGH YIELD                   LOW DURATION                 EQUITY INCOME
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        276,491        311,582        568,417        580,004        784,971        910,786
Units issued and transferred
   from other funding options..         17,905         27,012         68,868         65,867          3,346         11,920
Units redeemed and transferred
   to other funding options....       (48,186)       (62,103)       (71,184)       (77,454)       (93,086)      (137,735)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        246,210        276,491        566,101        568,417        695,231        784,971
                                 =============  =============  =============  =============  =============  =============


                                           PUTNAM VT                     RUSSELL                        RUSSELL
                                       MULTI-CAP GROWTH             AGGRESSIVE EQUITY                  CORE BOND
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         91,294         98,391         63,858         74,169        299,764        326,880
Units issued and transferred
   from other funding options..          2,514          4,349          3,206          2,253         15,699          7,675
Units redeemed and transferred
   to other funding options....        (9,549)       (11,446)        (7,606)       (12,564)       (46,654)       (34,791)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         84,259         91,294         59,458         63,858        268,809        299,764
                                 =============  =============  =============  =============  =============  =============

                                                RUSSELL                          RUSSELL                          RUSSELL
                                     GLOBAL REAL ESTATE SECURITIES         MULTI-STYLE EQUITY                    NON-U.S.
                                              SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                    -------------------------------  -------------------------------  ------------------------------
                                         2016             2015            2016             2015            2016            2015
                                    --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year...........          24,060           27,947         360,251          430,624         162,224         183,050
Units issued and transferred
   from other funding options.....             934              187           8,527           14,671           7,762           5,777
Units redeemed and transferred
   to other funding options.......        (10,245)          (4,074)        (43,647)         (85,044)        (18,639)        (26,603)
                                    --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year.................          14,749           24,060         325,131          360,251         151,347         162,224
                                    ==============  ===============  ==============  ===============  ==============  ==============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2016:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  American Funds Global          2016     2,325,225     36.46 - 45.71     103,643,942
     Growth Sub-Account          2015     2,439,297     36.93 - 45.77     108,934,361
                                 2014     2,751,181     35.19 - 43.13     115,995,281
                                 2013     2,956,878     35.06 - 42.47     122,929,858
                                 2012     3,288,744     27.66 - 33.12     106,822,886

  American Funds Global Small    2016       628,933     33.37 - 41.36      25,322,977
     Capitalization Sub-Account  2015       661,511     33.31 - 40.82      26,320,768
                                 2014       715,805     33.86 - 41.02      28,663,774
                                 2013       749,861     33.79 - 40.47      29,677,012
                                 2012       834,626     26.85 - 31.78      25,978,567

  American Funds Growth          2016       412,462   228.20 - 333.19     130,932,854
     Sub-Account                 2015       452,298   212.42 - 306.61     132,364,951
                                 2014       514,976   202.60 - 289.09     142,491,652
                                 2013       574,333   190.29 - 268.43     147,932,755
                                 2012       647,004   149.07 - 207.87     129,432,083

  Deutsche II Government &       2016        17,308     16.70 - 17.78         306,704
     Agency Securities           2015        20,500     16.80 - 17.82         363,287
     Sub-Account                 2014        22,588     17.11 - 18.08         406,056
                                 2013        27,802     16.55 - 17.41         482,012
                                 2012        38,203     17.38 - 18.21         693,006

  Fidelity VIP Equity-Income     2016       240,861     20.48 - 91.99       5,954,992
     Sub-Account                 2015       237,912     17.72 - 79.17       5,093,334
                                 2014       281,896     18.84 - 83.76       6,294,477
                                 2013       284,993     17.68 - 78.22       6,033,100
                                 2012       296,910     14.08 - 61.99       5,082,102

  Fidelity VIP Growth            2016         7,041     16.93 - 17.02         119,170
     Opportunities Sub-Account   2015         7,249     17.11 - 17.20         124,010
                                 2014         8,443     16.43 - 16.52         138,688
                                 2013         8,546     14.85 - 14.93         126,880
                                 2012        10,011     10.92 - 10.98         109,300

  FTVIPT Templeton Foreign       2016     1,247,219     13.71 - 35.70      20,418,848
     VIP Sub-Account             2015     1,344,591     13.03 - 33.74      20,859,605
                                 2014     1,411,437     14.19 - 36.56      23,774,489
                                 2013     1,554,373     16.25 - 41.67      30,101,114
                                 2012     1,747,933     13.46 - 34.33      28,052,934

  Invesco V.I. International     2016       230,766     14.02 - 29.85       4,956,521
     Growth Sub-Account          2015       248,546     14.20 - 30.45       5,437,676
                                 2014       263,969     14.66 - 31.68       5,988,396
                                 2013       283,154     14.74 - 32.07       6,558,263
                                 2012       317,002     12.49 - 27.37       6,259,165

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2016      0.91          0.75 - 1.90      (1.27) - (0.13)
     Growth Sub-Account          2015      0.98          0.75 - 1.90          4.92 - 6.14
                                 2014      1.15          0.75 - 1.90          0.39 - 1.55
                                 2013      1.23          0.75 - 1.90        26.75 - 28.21
                                 2012      0.89          0.75 - 1.90        20.24 - 21.64

  American Funds Global Small    2016      0.25          0.75 - 1.90          0.18 - 1.34
     Capitalization Sub-Account  2015        --          0.75 - 1.90      (1.62) - (0.48)
                                 2014      0.12          0.75 - 1.90          0.20 - 1.36
                                 2013      0.87          0.75 - 1.90        25.87 - 27.32
                                 2012      1.34          0.75 - 1.90        15.94 - 17.29

  American Funds Growth          2016      0.76          0.75 - 1.90          7.43 - 8.67
     Sub-Account                 2015      0.58          0.75 - 1.90          4.85 - 6.06
                                 2014      0.78          0.75 - 1.90          6.47 - 7.70
                                 2013      0.92          0.75 - 1.90        27.65 - 29.13
                                 2012      0.79          0.75 - 1.90        15.66 - 17.01

  Deutsche II Government &       2016      3.06          1.40 - 1.80      (0.65) - (0.25)
     Agency Securities           2015      2.88          1.40 - 1.80      (1.81) - (1.41)
     Sub-Account                 2014      2.34          1.40 - 1.80          3.42 - 3.83
                                 2013      3.03          1.40 - 1.80      (4.77) - (4.39)
                                 2012      3.93          1.40 - 1.80          1.08 - 1.49

  Fidelity VIP Equity-Income     2016      2.25          1.30 - 1.90        15.49 - 16.38
     Sub-Account                 2015      2.77          1.30 - 1.90      (6.04) - (5.30)
                                 2014      2.71          1.30 - 1.90          6.44 - 7.21
                                 2013      2.29          1.30 - 1.90        25.42 - 26.37
                                 2012      2.95          1.30 - 1.90        14.84 - 15.67

  Fidelity VIP Growth            2016      0.33                 1.40               (1.06)
     Opportunities Sub-Account   2015      0.17                 1.40                 4.14
                                 2014      0.23                 1.40                10.64
                                 2013      0.29                 1.40                35.98
                                 2012      0.41                 1.40                17.94

  FTVIPT Templeton Foreign       2016      2.00          0.85 - 1.90          5.16 - 6.58
     VIP Sub-Account             2015      3.24          0.85 - 1.90      (8.25) - (7.10)
                                 2014      1.91          0.85 - 1.90    (12.81) - (11.64)
                                 2013      2.41          0.85 - 1.90        20.66 - 22.23
                                 2012      3.07          0.85 - 1.90        16.00 - 17.59

  Invesco V.I. International     2016      1.24          0.85 - 1.90      (2.57) - (1.29)
     Growth Sub-Account          2015      1.35          0.85 - 1.90      (4.45) - (3.17)
                                 2014      1.41          0.85 - 1.90      (1.79) - (0.52)
                                 2013      1.09          0.85 - 1.90        16.48 - 18.01
                                 2012      1.34          0.85 - 1.90        13.07 - 14.55

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MIST AB Global Dynamic         2016      2,337,314    11.94 - 12.89      29,737,529
     Allocation Sub-Account      2015      2,509,143    11.77 - 12.54      31,148,630
     (Commenced 1/3/2012)        2014      2,654,329    11.95 - 12.56      33,083,814
                                 2013      2,343,122    11.37 - 11.79      27,463,161
                                 2012      2,054,165    10.44 - 10.68      21,873,079

  MIST Allianz Global Investors  2016        368,903      1.01 - 1.04         376,122
     Dynamic Multi-Asset         2015        325,715      1.01 - 1.03         330,206
     Plus Sub-Account            2014        158,597      1.04 - 1.05         165,190
     (Commenced 4/28/2014)

  MIST American Funds            2016     16,822,895    12.63 - 13.71     224,761,044
     Balanced Allocation         2015     17,709,534    11.98 - 12.89     223,038,172
     Sub-Account                 2014     19,698,968    12.34 - 13.15     253,918,639
                                 2013     20,252,050    11.90 - 12.56     250,188,184
                                 2012     22,206,090    10.27 - 10.74     235,164,571

  MIST American Funds Growth     2016     18,323,581    12.68 - 13.90     248,344,539
     Allocation Sub-Account      2015     19,442,122    11.92 - 12.92     245,750,884
                                 2014     20,467,140    12.29 - 13.19     264,823,495
                                 2013     20,846,163    11.83 - 12.56     257,567,705
                                 2012     22,492,160     9.68 - 10.17     225,771,481

  MIST American Funds Growth     2016      2,028,328    14.24 - 15.60      30,849,664
     Sub-Account                 2015      2,207,865    13.36 - 14.48      31,283,615
                                 2014      2,298,588    12.84 - 13.78      31,030,886
                                 2013      2,337,771    12.15 - 12.90      29,652,918
                                 2012      2,590,163     9.59 - 10.07      25,736,857

  MIST American Funds            2016      8,284,233    12.35 - 13.36     107,998,955
     Moderate Allocation         2015      8,704,425    11.80 - 12.64     107,696,619
     Sub-Account                 2014      9,534,377    12.15 - 12.90     120,682,614
                                 2013      9,940,708    11.71 - 12.32     120,520,419
                                 2012     11,686,297    10.54 - 11.00     126,809,368

  MIST AQR Global Risk           2016        917,246    10.34 - 11.23       9,918,414
     Balanced Sub-Account        2015      1,002,811     9.70 - 10.38      10,103,496
     (Commenced 1/3/2012)        2014      1,180,403    10.96 - 11.57      13,331,418
                                 2013      1,320,863    10.78 - 11.21      14,540,600
                                 2012      1,382,713    11.40 - 11.69      16,016,430

  MIST BlackRock Global          2016      4,759,942    11.37 - 12.31      57,468,349
     Tactical Strategies         2015      5,126,239    11.10 - 11.88      59,888,787
     Sub-Account                 2014      5,433,425    11.36 - 11.98      64,277,237
     (Commenced 1/3/2012)        2013      5,138,582    10.96 - 11.40      58,089,937
                                 2012      4,283,793    10.18 - 10.41      44,438,080

  MIST BlackRock High Yield      2016        512,162    23.90 - 32.10      14,337,055
     Sub-Account                 2015        577,469    21.44 - 28.38      14,342,425
                                 2014        609,988    22.84 - 29.80      16,004,507
                                 2013        669,873    22.60 - 29.06      17,263,570
                                 2012        677,325    21.13 - 26.78      16,244,048

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST AB Global Dynamic         2016      1.58         0.75 - 2.10           1.44 - 2.82
     Allocation Sub-Account      2015      3.29         0.75 - 2.10       (1.51) - (0.17)
     (Commenced 1/3/2012)        2014      1.82         0.75 - 2.10           5.12 - 6.55
                                 2013      1.26         0.75 - 2.10          8.84 - 10.32
                                 2012      0.06         0.75 - 2.10           2.93 - 9.26

  MIST Allianz Global Investors  2016      0.05         0.75 - 1.80           0.18 - 1.23
     Dynamic Multi-Asset         2015      1.57         0.75 - 1.75       (2.70) - (1.72)
     Plus Sub-Account            2014      0.71         0.75 - 1.90           4.02 - 4.83
     (Commenced 4/28/2014)

  MIST American Funds            2016      1.62         1.30 - 2.25           5.41 - 6.42
     Balanced Allocation         2015      1.41         1.30 - 2.25       (2.91) - (1.99)
     Sub-Account                 2014      1.27         1.30 - 2.25           3.69 - 4.68
                                 2013      1.38         1.30 - 2.25         15.90 - 17.00
                                 2012      1.69         1.30 - 2.25         10.99 - 12.06

  MIST American Funds Growth     2016      1.29         1.30 - 2.35           6.43 - 7.55
     Allocation Sub-Account      2015      1.31         1.30 - 2.35       (3.06) - (2.04)
                                 2014      1.02         1.30 - 2.35           3.92 - 5.01
                                 2013      1.03         1.30 - 2.35         22.20 - 23.49
                                 2012      1.21         1.30 - 2.35         13.45 - 14.65

  MIST American Funds Growth     2016      0.29         1.30 - 2.35           6.57 - 7.69
     Sub-Account                 2015      0.85         1.30 - 2.35           4.02 - 5.12
                                 2014      0.55         1.30 - 2.35           5.67 - 6.79
                                 2013      0.44         1.30 - 2.35         26.77 - 28.11
                                 2012      0.32         1.30 - 2.35         14.67 - 15.89

  MIST American Funds            2016      1.91         1.30 - 2.20           4.68 - 5.63
     Moderate Allocation         2015      1.48         1.30 - 2.20       (2.89) - (2.01)
     Sub-Account                 2014      1.45         1.30 - 2.20           3.79 - 4.72
                                 2013      1.67         1.30 - 2.20         11.05 - 12.05
                                 2012      2.05         1.30 - 2.20           8.42 - 9.40

  MIST AQR Global Risk           2016        --         0.75 - 2.20           6.59 - 8.15
     Balanced Sub-Account        2015      5.65         0.75 - 2.20     (11.54) - (10.25)
     (Commenced 1/3/2012)        2014        --         0.75 - 2.20           1.73 - 3.22
                                 2013      2.19         0.75 - 2.20       (5.49) - (4.11)
                                 2012      0.01         0.75 - 2.20           3.10 - 9.73

  MIST BlackRock Global          2016      1.46         0.75 - 2.15           2.21 - 3.65
     Tactical Strategies         2015      1.55         0.75 - 2.20       (2.28) - (0.85)
     Sub-Account                 2014      1.09         0.75 - 2.20           3.61 - 5.12
     (Commenced 1/3/2012)        2013      1.30         0.75 - 2.20           7.91 - 9.48
                                 2012        --         0.75 - 2.10           2.75 - 8.32

  MIST BlackRock High Yield      2016      6.53         0.75 - 2.20         11.50 - 13.13
     Sub-Account                 2015      7.94         0.75 - 2.20       (6.14) - (4.76)
                                 2014      5.93         0.75 - 2.20           1.05 - 2.52
                                 2013      6.41         0.75 - 2.20           6.95 - 8.52
                                 2012      6.62         0.75 - 2.20         13.99 - 15.67

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2016     1,688,991    16.34 - 27.28      31,167,299
     Estate Sub-Account         2015     1,794,608    16.56 - 27.35      33,355,379
                                2014     2,046,417    17.18 - 28.08      39,064,246
                                2013     2,239,020    15.36 - 25.05      38,352,561
                                2012     2,350,735    15.19 - 24.49      39,516,123

  MIST ClearBridge Aggressive   2016     5,827,981    12.13 - 20.57      84,280,301
     Growth Sub-Account         2015     6,631,372    11.98 - 20.25      94,887,012
                                2014     7,869,613    12.66 - 21.35     118,710,076
                                2013     7,836,411    10.80 - 18.18     101,728,824
                                2012     8,735,126     7.52 - 12.63      79,321,095

  MIST Goldman Sachs Mid Cap    2016       680,872    21.64 - 24.72      15,941,919
     Value Sub-Account          2015       722,802    19.57 - 22.12      15,223,734
                                2014       808,735    22.05 - 24.66      19,070,600
                                2013       926,551    19.93 - 22.07      19,638,139
                                2012     1,049,942    15.38 - 16.85      17,068,463

  MIST Harris Oakmark           2016     2,406,649    22.67 - 26.17      59,096,362
     International Sub-Account  2015     2,612,481    21.44 - 24.51      60,470,847
                                2014     2,546,821    22.97 - 26.00      63,128,946
                                2013     2,725,021    24.93 - 27.96      72,879,342
                                2012     2,920,101    19.54 - 21.71      60,795,216

  MIST Invesco Balanced-Risk    2016    13,924,976      1.10 - 1.18      15,907,275
     Allocation Sub-Account     2015    14,933,512      1.01 - 1.06      15,481,955
     (Commenced 4/30/2012)      2014    16,687,571      1.07 - 1.12      18,299,573
                                2013    18,674,457      1.04 - 1.06      19,667,126
                                2012    17,553,531      1.04 - 1.05      18,405,844

  MIST Invesco Comstock         2016     6,085,911    16.14 - 19.45     114,185,355
     Sub-Account                2015     6,794,241    14.08 - 16.71     109,742,916
                                2014     7,316,140    15.33 - 17.90     126,997,201
                                2013     8,126,377    14.36 - 16.50     130,402,734
                                2012     8,705,476    10.86 - 12.28     104,439,830

  MIST Invesco Mid Cap Value    2016     4,094,702    33.48 - 44.34     167,288,439
     Sub-Account                2015     4,441,107    29.63 - 38.68     159,124,999
                                2014     4,980,428    33.28 - 42.81     198,152,216
                                2013     5,724,070    31.03 - 39.34     210,304,023
                                2012     6,573,235    24.34 - 30.42     187,671,582

  MIST Invesco Small Cap        2016     1,791,853    16.62 - 28.72      47,404,585
     Growth Sub-Account         2015     2,013,774    15.09 - 26.11      48,601,568
                                2014     2,146,901    15.52 - 26.91      53,534,493
                                2013     2,535,916    14.55 - 25.27      59,587,334
                                2012     2,729,300    10.50 - 18.26      46,464,081

  MIST JPMorgan Core Bond       2016     1,192,318    10.27 - 11.16      12,983,344
     Sub-Account                2015     1,289,783    10.28 - 11.06      13,976,305
                                2014     1,276,456    10.46 - 11.15      13,974,606
                                2013     1,182,573    10.18 - 10.75      12,506,234
                                2012     1,511,689    10.74 - 11.23      16,737,665

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2016      2.10         0.75 - 2.25         (1.37) - 0.12
     Estate Sub-Account         2015      3.85         0.75 - 2.25       (3.60) - (2.14)
                                2014      1.61         0.75 - 2.25         10.75 - 12.42
                                2013      6.92         0.75 - 2.35           1.14 - 2.77
                                2012      2.07         0.75 - 2.35         23.05 - 25.04

  MIST ClearBridge Aggressive   2016      0.42         0.75 - 2.35           0.30 - 1.91
     Growth Sub-Account         2015      0.23         0.75 - 2.35       (6.27) - (4.75)
                                2014      0.14         0.75 - 2.35         16.13 - 18.00
                                2013      0.25         0.75 - 2.35         42.22 - 44.51
                                2012      0.04         0.75 - 2.35         15.74 - 17.62

  MIST Goldman Sachs Mid Cap    2016      0.84         1.30 - 2.35         10.55 - 11.72
     Value Sub-Account          2015      0.65         1.30 - 2.35     (11.23) - (10.29)
                                2014      0.55         1.30 - 2.35         10.60 - 11.77
                                2013      0.90         1.30 - 2.35         29.57 - 30.94
                                2012      0.60         1.30 - 2.35         15.36 - 16.58

  MIST Harris Oakmark           2016      2.13         1.30 - 2.35           5.67 - 6.78
     International Sub-Account  2015      3.10         1.30 - 2.35       (6.74) - (5.76)
                                2014      2.40         1.30 - 2.35       (7.98) - (7.01)
                                2013      2.48         1.30 - 2.35         27.46 - 28.80
                                2012      1.64         1.30 - 2.35         26.24 - 27.58

  MIST Invesco Balanced-Risk    2016      0.15         0.75 - 2.20          9.29 - 10.88
     Allocation Sub-Account     2015      2.82         0.75 - 2.20       (6.29) - (4.92)
     (Commenced 4/30/2012)      2014        --         0.75 - 2.20           3.28 - 4.79
                                2013        --         0.75 - 2.20         (0.36) - 1.10
                                2012      0.57         0.75 - 2.20           3.13 - 4.14

  MIST Invesco Comstock         2016      2.53         0.75 - 2.35         14.57 - 16.42
     Sub-Account                2015      2.86         0.75 - 2.35       (8.16) - (6.67)
                                2014      0.94         0.75 - 2.35           6.77 - 8.50
                                2013      1.08         0.75 - 2.35         32.25 - 34.38
                                2012      1.29         0.75 - 2.35         15.67 - 17.54

  MIST Invesco Mid Cap Value    2016      0.67         0.75 - 2.20         12.99 - 14.80
     Sub-Account                2015      0.50         0.75 - 2.20      (10.96) - (9.53)
                                2014      0.52         0.75 - 2.20           7.26 - 9.03
                                2013      0.77         0.75 - 2.20         27.47 - 29.52
                                2012      0.47         0.75 - 2.20         12.19 - 14.02

  MIST Invesco Small Cap        2016        --         1.30 - 2.35          8.85 - 10.17
     Growth Sub-Account         2015      0.01         1.30 - 2.35       (3.99) - (2.79)
                                2014        --         1.30 - 2.35           5.40 - 6.68
                                2013      0.24         1.30 - 2.35         36.92 - 38.58
                                2012        --         1.30 - 2.35         15.47 - 16.85

  MIST JPMorgan Core Bond       2016      2.70         1.30 - 2.25         (0.04) - 0.91
     Sub-Account                2015      2.32         1.30 - 2.25       (1.75) - (0.81)
                                2014      1.41         1.30 - 2.25           2.75 - 3.73
                                2013      0.28         1.30 - 2.25       (4.95) - (4.05)
                                2012      2.52         1.30 - 2.25           2.57 - 3.55

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Global Active    2016    11,950,928      1.18 - 1.26      14,777,253
     Allocation Sub-Account      2015    11,943,206      1.17 - 1.24      14,519,235
     (Commenced 4/30/2012)       2014    10,177,694      1.19 - 1.23      12,428,836
                                 2013     9,103,629      1.13 - 1.16      10,517,817
                                 2012     7,003,217      1.04 - 1.05       7,371,189

  MIST JPMorgan Small Cap        2016       370,317    22.09 - 25.26       9,191,747
     Value Sub-Account           2015       405,607    17.25 - 19.50       7,786,967
                                 2014       445,880    18.99 - 21.23       9,322,634
                                 2013       471,677    18.55 - 20.49       9,530,735
                                 2012       515,860    14.22 - 15.53       7,917,855

  MIST Loomis Sayles Global      2016       651,629    16.04 - 17.95      11,273,406
     Markets Sub-Account         2015       792,857    15.68 - 17.35      13,296,474
                                 2014       864,355    15.85 - 17.37      14,577,450
                                 2013       919,133    15.69 - 17.00      15,197,549
                                 2012     1,042,691    13.71 - 14.71      14,977,462

  MIST Met/Aberdeen Emerging     2016     3,939,504     8.62 - 17.24      38,793,731
     Markets Equity Sub-Account  2015     4,322,870     7.91 - 15.64      38,672,360
                                 2014     4,494,197     9.40 - 18.37      47,209,408
                                 2013     5,244,853    10.29 - 19.86      59,292,583
                                 2012     4,605,777    11.09 - 21.16      56,184,457

  MIST Met/Eaton Vance           2016       302,346    10.95 - 11.74       3,446,358
     Floating Rate Sub-Account   2015       325,945    10.26 - 10.89       3,469,835
                                 2014       375,721    10.59 - 11.12       4,103,881
                                 2013       442,672    10.76 - 11.18       4,880,212
                                 2012       317,752    10.61 - 10.91       3,433,894

  MIST Met/Franklin Low          2016     2,993,090     9.52 - 10.34      30,300,971
     Duration Total Return       2015     3,199,892     9.43 - 10.10      31,741,708
     Sub-Account                 2014     3,042,569     9.70 - 10.24      30,718,840
                                 2013     2,753,599     9.82 - 10.21      27,817,040
                                 2012     1,766,562     9.92 - 10.16      17,845,860

  MIST Met/Templeton             2016       361,455    12.24 - 13.27       4,730,866
     International Bond          2015       363,028    12.36 - 13.25       4,753,496
     Sub-Account                 2014       375,394    13.13 - 13.93       5,173,631
                                 2013       406,707    13.21 - 13.88       5,578,711
                                 2012       400,203    13.32 - 13.84       5,481,320

  MIST Met/Wellington Large      2016       421,113    15.34 - 19.04       7,818,355
     Cap Research Sub-Account    2015       440,038    14.45 - 17.73       7,612,595
                                 2014       469,413    14.11 - 17.11       7,846,047
                                 2013       529,861    12.68 - 15.20       7,879,461
                                 2012       593,073     9.63 - 11.41       6,609,137

  MIST MetLife Asset             2016     9,231,635    14.38 - 18.46     154,829,188
     Allocation 100 Sub-Account  2015    10,516,473    13.38 - 17.07     164,241,529
                                 2014    11,741,945    13.85 - 17.55     190,098,691
                                 2013    13,877,565    13.36 - 16.82     217,076,586
                                 2012    14,537,359    10.46 - 13.09     178,338,412

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Global Active    2016      2.12         0.75 - 2.15           0.71 - 2.13
     Allocation Sub-Account      2015      2.72         0.75 - 2.15         (1.25) - 0.14
     (Commenced 4/30/2012)       2014      1.09         0.75 - 2.15           4.70 - 6.18
                                 2013      0.09         0.75 - 2.20          8.57 - 10.16
                                 2012      0.64         0.75 - 2.20           3.12 - 4.13

  MIST JPMorgan Small Cap        2016      1.60         0.75 - 1.90         28.05 - 29.53
     Value Sub-Account           2015      1.13         0.75 - 1.90       (9.18) - (8.12)
                                 2014      0.88         0.75 - 1.90           2.41 - 3.59
                                 2013      0.49         0.75 - 1.90         30.40 - 31.91
                                 2012      0.64         0.75 - 1.90         13.18 - 14.49

  MIST Loomis Sayles Global      2016      1.77         1.30 - 2.35           2.34 - 3.42
     Markets Sub-Account         2015      1.57         1.30 - 2.35       (1.12) - (0.08)
                                 2014      2.02         1.30 - 2.35           1.06 - 2.13
                                 2013      2.37         1.30 - 2.35         14.41 - 15.62
                                 2012      2.34         1.30 - 2.35         14.20 - 15.41

  MIST Met/Aberdeen Emerging     2016      0.99         0.75 - 2.35          8.91 - 10.67
     Markets Equity Sub-Account  2015      1.84         0.75 - 2.35     (15.82) - (14.46)
                                 2014      0.85         0.75 - 2.35       (8.69) - (7.22)
                                 2013      1.08         0.75 - 2.35       (7.19) - (5.69)
                                 2012      0.76         0.75 - 2.35         16.12 - 18.00

  MIST Met/Eaton Vance           2016      3.98         1.30 - 2.35           6.73 - 7.86
     Floating Rate Sub-Account   2015      3.55         1.30 - 2.35       (3.14) - (2.12)
                                 2014      3.36         1.30 - 2.35       (1.60) - (0.57)
                                 2013      3.46         1.30 - 2.35           1.42 - 2.50
                                 2012      3.04         1.30 - 2.35           4.83 - 5.94

  MIST Met/Franklin Low          2016      2.95         0.75 - 2.20           0.89 - 2.36
     Duration Total Return       2015      3.03         0.75 - 2.20       (2.79) - (1.36)
     Sub-Account                 2014      2.11         0.75 - 2.20         (1.14) - 0.30
                                 2013      1.37         0.75 - 2.20         (1.04) - 0.40
                                 2012      1.86         0.75 - 2.20           2.11 - 3.61

  MIST Met/Templeton             2016        --         0.75 - 1.80         (0.92) - 0.12
     International Bond          2015      8.12         0.75 - 1.80       (5.87) - (4.88)
     Sub-Account                 2014      4.55         0.75 - 1.80         (0.66) - 0.38
                                 2013      1.99         0.75 - 1.80         (0.77) - 0.28
                                 2012      9.65         0.75 - 1.80         12.24 - 13.43

  MIST Met/Wellington Large      2016      2.21         0.75 - 1.90           6.15 - 7.38
     Cap Research Sub-Account    2015      0.73         0.75 - 1.90           2.45 - 3.63
                                 2014      0.72         0.75 - 1.90         11.28 - 12.57
                                 2013      1.19         0.75 - 1.90         31.65 - 33.17
                                 2012      0.95         0.75 - 1.90         11.18 - 12.47

  MIST MetLife Asset             2016      2.27         0.75 - 2.35           6.45 - 8.16
     Allocation 100 Sub-Account  2015      1.30         0.75 - 2.35       (4.28) - (2.74)
                                 2014      0.73         0.75 - 2.35           2.65 - 4.30
                                 2013      0.76         0.75 - 2.35         26.50 - 28.54
                                 2012      0.64         0.75 - 2.35         14.02 - 15.87

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  MIST MetLife Balanced Plus         2016     9,440,519    12.22 - 13.38     124,545,194
     Sub-Account                     2015     9,868,677    11.54 - 12.44     121,397,195
     (Commenced 1/3/2012)            2014    10,108,081    12.39 - 13.07     130,987,679
                                     2013     9,766,619    11.55 - 12.01     116,669,137
                                     2012     7,650,490    10.33 - 10.58      80,785,959

  MIST MetLife Multi-Index           2016     2,797,436     1.19 - 12.53       5,881,726
     Targeted Risk Sub-Account       2015     3,142,871     1.16 - 12.10       5,960,197
     (Commenced 11/12/2012 and       2014       632,711     1.20 - 12.34       1,705,989
     began transactions in 2013)     2013       323,641     1.12 - 11.22         377,861

  MIST MetLife Small Cap             2016     1,703,914    25.74 - 33.37      48,205,759
     Value Sub-Account               2015     1,932,375    20.08 - 25.72      42,344,849
                                     2014     2,229,469    21.73 - 27.52      52,562,409
                                     2013     2,514,889    21.87 - 27.37      59,255,307
                                     2012     2,744,669    16.91 - 20.89      49,647,860

  MIST MFS Research                  2016     6,134,222    13.17 - 23.39      98,661,995
     International Sub-Account       2015     6,494,721    13.59 - 23.75     106,874,590
                                     2014     7,049,593    14.15 - 24.32     119,840,057
                                     2013     7,613,604    15.55 - 26.30     141,100,546
                                     2012     8,474,288    13.34 - 22.18     133,415,326

  MIST Morgan Stanley Mid Cap        2016     2,899,820    14.64 - 17.99      48,634,370
     Growth Sub-Account              2015     3,072,912    16.30 - 19.77      56,830,754
                                     2014     3,399,968    17.49 - 20.95      66,846,250
                                     2013     3,870,199    17.65 - 20.86      76,130,580
                                     2012     4,428,112    12.94 - 15.10      63,342,932

  MIST Oppenheimer Global            2016     2,375,953     1.20 - 29.34      41,464,839
     Equity Sub-Account              2015     2,485,407     1.21 - 29.49      44,037,305
                                     2014     2,653,328     1.18 - 28.59      47,270,650
                                     2013     2,701,413     1.16 - 28.20      51,152,278
                                     2012     1,019,300    18.63 - 22.35      21,942,397

  MIST PanAgora Global               2016     1,024,246      1.04 - 1.08       1,083,292
     Diversified Risk Sub-Account    2015        83,104      0.96 - 0.98          79,969
     (Commenced 4/28/2014)           2014        88,081      1.03 - 1.04          91,098

  MIST PIMCO Inflation               2016     5,428,636    12.81 - 15.94      80,538,491
     Protected Bond Sub-Account      2015     5,839,782    12.49 - 15.30      83,573,880
                                     2014     6,336,733    13.20 - 15.91      94,603,086
                                     2013     7,016,914    13.13 - 15.58     102,943,846
                                     2012     7,448,982    14.82 - 17.30     121,500,435

  MIST PIMCO Total Return            2016    20,696,610    15.62 - 20.23     382,284,408
     Sub-Account                     2015    22,440,680    15.57 - 19.84     408,353,492
                                     2014    24,952,895    15.92 - 19.95     459,097,636
                                     2013    28,505,547    15.63 - 19.26     508,804,270
                                     2012    31,210,077    16.29 - 19.76     572,578,074

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  MIST MetLife Balanced Plus         2016      2.85         0.75 - 2.35          5.85 - 7.56
     Sub-Account                     2015      2.11         0.75 - 2.35      (6.32) - (4.80)
     (Commenced 1/3/2012)            2014      1.75         0.75 - 2.20          7.26 - 8.83
                                     2013      1.17         0.75 - 2.20        11.87 - 13.51
                                     2012        --         0.75 - 2.20         4.08 - 12.26

  MIST MetLife Multi-Index           2016      1.20         0.75 - 2.20          2.09 - 3.58
     Targeted Risk Sub-Account       2015      1.20         0.75 - 2.10      (3.26) - (1.95)
     (Commenced 11/12/2012 and       2014        --         0.75 - 2.10          6.99 - 8.44
     began transactions in 2013)     2013      0.40         0.75 - 1.95         4.18 - 12.10

  MIST MetLife Small Cap             2016      1.07         1.30 - 2.35        28.21 - 29.86
     Value Sub-Account               2015      0.10         1.30 - 2.35      (7.61) - (6.43)
                                     2014      0.05         1.30 - 2.35        (0.65) - 0.55
                                     2013      0.96         1.30 - 2.35        29.37 - 30.97
                                     2012        --         1.30 - 2.35        15.23 - 16.62

  MIST MFS Research                  2016      2.05         0.75 - 2.25      (3.08) - (1.51)
     International Sub-Account       2015      2.77         0.75 - 2.25      (3.96) - (2.33)
                                     2014      2.28         0.75 - 2.25      (9.02) - (7.52)
                                     2013      2.60         0.75 - 2.35        16.49 - 18.57
                                     2012      1.96         0.75 - 2.35        13.98 - 15.98

  MIST Morgan Stanley Mid Cap        2016        --         0.75 - 1.90     (10.18) - (9.05)
     Growth Sub-Account              2015        --         0.75 - 1.90      (6.81) - (5.59)
                                     2014      0.01         0.75 - 1.90        (0.89) - 0.43
                                     2013      0.65         0.75 - 1.90        36.41 - 38.12
                                     2012        --         0.75 - 1.90          7.21 - 8.62

  MIST Oppenheimer Global            2016      0.92         0.75 - 1.90      (1.66) - (0.52)
     Equity Sub-Account              2015      0.94         0.75 - 1.90          1.98 - 3.29
                                     2014      0.83         0.75 - 1.90          0.22 - 1.54
                                     2013      1.02         0.75 - 1.90        15.71 - 26.16
                                     2012      1.40         0.75 - 1.90        18.88 - 20.27

  MIST PanAgora Global               2016      4.77         0.75 - 2.15         8.76 - 10.29
     Diversified Risk Sub-Account    2015      0.51         0.75 - 1.70      (7.07) - (6.18)
     (Commenced 4/28/2014)           2014      0.42         0.75 - 1.70          3.37 - 4.04

  MIST PIMCO Inflation               2016        --         0.75 - 2.35          2.55 - 4.20
     Protected Bond Sub-Account      2015      4.93         0.75 - 2.35      (5.36) - (3.83)
                                     2014      1.54         0.75 - 2.35          0.50 - 2.12
                                     2013      2.16         0.75 - 2.35     (11.38) - (9.95)
                                     2012      3.02         0.75 - 2.35          6.58 - 8.31

  MIST PIMCO Total Return            2016      2.57         0.75 - 2.35          0.23 - 1.98
     Sub-Account                     2015      5.31         0.75 - 2.35      (2.32) - (0.57)
                                     2014      2.36         0.75 - 2.35          1.77 - 3.61
                                     2013      4.27         0.75 - 2.35      (4.19) - (2.55)
                                     2012      3.17         0.75 - 2.35          6.72 - 8.63

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  -------------
  MIST Pyramis Government      2016       523,252     10.33 - 11.21      5,762,899
     Income Sub-Account        2015       467,757     10.42 - 11.15      5,156,568
     (Commenced 1/3/2012)      2014       451,201     10.71 - 11.19      5,010,596
                               2013       438,370     10.11 - 10.48      4,570,971
                               2012       544,311     10.81 - 11.06      5,996,997

  MIST Pyramis Managed Risk    2016       631,373     11.23 - 11.85      7,288,771
     Sub-Account               2015       693,897     10.98 - 11.42      7,766,896
     (Commenced 4/29/2013)     2014       515,673     11.36 - 11.65      5,915,908
                               2013       331,304     10.69 - 10.80      3,558,035

  MIST Schroders Global        2016     5,999,349       1.21 - 1.29      7,548,570
     Multi-Asset Sub-Account   2015     6,949,271       1.17 - 1.23      8,392,160
     (Commenced 4/30/2012)     2014     7,987,625       1.21 - 1.25      9,869,799
                               2013     8,352,078       1.14 - 1.17      9,704,669
                               2012     5,045,943       1.06 - 1.07      5,397,219

  MIST SSGA Growth and Income  2016     8,781,559     13.87 - 16.33    136,702,524
     ETF Sub-Account           2015     9,555,148     13.41 - 15.56    142,277,778
                               2014    10,537,079     13.98 - 15.99    161,695,055
                               2013    11,486,433     13.50 - 15.22    168,487,815
                               2012    12,363,629     12.22 - 13.58    162,452,437

  MIST SSGA Growth ETF         2016     3,010,392     13.84 - 16.29     45,313,708
     Sub-Account               2015     3,298,669     13.24 - 15.36     47,115,565
                               2014     3,836,551     13.85 - 15.84     56,855,881
                               2013     4,117,987     13.44 - 15.14     58,808,947
                               2012     4,134,490     11.63 - 12.92     50,750,185

  MIST T. Rowe Price Large     2016     6,154,931    27.52 - 104.07    544,732,180
     Cap Value Sub-Account     2015     6,924,886     23.89 - 90.32    535,758,843
                               2014     7,848,070     24.91 - 94.21    637,621,963
                               2013     9,112,590     22.13 - 83.67    661,694,916
                               2012    10,675,620     16.64 - 62.93    586,755,456

  MIST T. Rowe Price Mid Cap   2016     3,917,608     16.49 - 20.38     71,915,683
     Growth Sub-Account        2015     4,314,401     15.88 - 19.35     75,659,023
                               2014     4,901,860     15.22 - 18.30     81,905,190
                               2013     5,748,937     13.81 - 16.36     86,470,627
                               2012     6,292,266     10.34 - 12.08     70,400,134

  MSF Baillie Gifford          2016     1,223,325      8.81 - 15.94     14,917,094
     International Stock       2015     1,337,151      8.59 - 15.30     15,812,446
     Sub-Account               2014     1,494,334      8.99 - 15.78     18,395,360
                               2013     1,512,891      9.52 - 16.46     19,482,882
                               2012       407,507      8.38 - 14.42      5,455,286

  MSF Barclays Aggregate Bond  2016       361,670      1.79 - 18.71      6,013,949
     Index Sub-Account         2015       333,816      1.77 - 18.47      5,532,608
                               2014       288,515      1.79 - 18.62      4,852,862
                               2013       216,740      1.71 - 17.79      3,330,462
                               2012       192,855     14.98 - 17.02      3,109,297

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST Pyramis Government      2016       2.00        0.75 - 2.20        (0.89) - 0.56
     Income Sub-Account        2015       2.21        0.75 - 2.20      (1.76) - (0.32)
     (Commenced 1/3/2012)      2014       2.52        0.75 - 1.95          5.48 - 6.75
                               2013       1.54        0.75 - 2.10      (6.50) - (5.23)
                               2012       0.01        0.75 - 2.10          1.07 - 2.37

  MIST Pyramis Managed Risk    2016       0.74        0.75 - 2.20          2.29 - 3.78
     Sub-Account               2015       0.75        0.75 - 2.20      (3.40) - (1.99)
     (Commenced 4/29/2013)     2014         --        0.75 - 2.20          6.28 - 7.83
                               2013       1.43        0.75 - 2.20          4.69 - 5.72

  MIST Schroders Global        2016       1.42        0.75 - 2.20          3.35 - 4.86
     Multi-Asset Sub-Account   2015       1.03        0.75 - 2.20      (3.04) - (1.62)
     (Commenced 4/30/2012)     2014       1.29        0.75 - 2.20          5.39 - 6.93
                               2013       0.01        0.75 - 2.20          7.72 - 9.29
                               2012       1.42        0.75 - 2.00          5.25 - 6.14

  MIST SSGA Growth and Income  2016       2.36        0.75 - 2.20          3.48 - 4.99
     ETF Sub-Account           2015       2.30        0.75 - 2.20      (4.10) - (2.70)
                               2014       2.26        0.75 - 2.20          3.51 - 5.02
                               2013       2.51        0.75 - 2.20        10.47 - 12.09
                               2012       2.36        0.75 - 2.20        10.38 - 12.00

  MIST SSGA Growth ETF         2016       2.16        0.75 - 2.20          4.55 - 6.08
     Sub-Account               2015       2.01        0.75 - 2.20      (4.44) - (3.04)
                               2014       1.88        0.75 - 2.20          3.09 - 4.59
                               2013       2.05        0.75 - 2.20        15.50 - 17.19
                               2012       1.95        0.75 - 2.20        12.52 - 14.17

  MIST T. Rowe Price Large     2016       2.87        0.75 - 2.35        13.25 - 15.22
     Cap Value Sub-Account     2015       1.59        0.75 - 2.35      (5.83) - (4.13)
                               2014       1.42        0.75 - 2.35        10.65 - 12.60
                               2013       1.63        0.75 - 2.35        30.67 - 32.96
                               2012       1.56        0.75 - 2.35        15.22 - 17.27

  MIST T. Rowe Price Mid Cap   2016         --        0.85 - 2.35          3.75 - 5.32
     Growth Sub-Account        2015         --        0.85 - 2.35          4.20 - 5.77
                               2014         --        0.85 - 2.35        10.16 - 11.82
                               2013       0.23        0.85 - 2.35        33.41 - 35.42
                               2012         --        0.85 - 2.35        11.03 - 12.72

  MSF Baillie Gifford          2016       1.40        0.85 - 2.35          2.61 - 4.16
     International Stock       2015       1.45        0.85 - 2.35      (4.44) - (3.00)
     Sub-Account               2014       1.24        0.85 - 2.35      (5.59) - (4.16)
                               2013       0.52        0.85 - 2.35         9.60 - 14.16
                               2012       1.11        0.85 - 1.90        17.11 - 18.35

  MSF Barclays Aggregate Bond  2016       2.61        0.75 - 2.20        (0.13) - 1.32
     Index Sub-Account         2015       2.75        0.75 - 2.20      (2.23) - (0.80)
                               2014       2.64        0.75 - 2.20          3.17 - 4.67
                               2013       3.04        0.75 - 2.20      (4.69) - (3.74)
                               2012       3.51        1.30 - 2.20          1.32 - 2.24

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MSF BlackRock Bond Income       2016     1,339,462    51.21 - 75.15      93,361,485
     Sub-Account                  2015     1,351,726    50.73 - 73.61      93,001,734
                                  2014     1,410,212    51.53 - 73.91      97,653,432
                                  2013     1,437,795    49.17 - 69.72      93,928,276
                                  2012     1,413,863    50.63 - 70.96      93,742,723

  MSF BlackRock Capital           2016     1,443,013     2.00 - 56.55       9,658,400
     Appreciation Sub-Account     2015     1,769,864     2.02 - 56.92      10,853,029
                                  2014     1,975,533     1.93 - 53.96      10,873,841
                                  2013     2,475,614     1.80 - 49.93      11,748,732
                                  2012     2,764,842     1.36 - 37.48       9,869,170

  MSF BlackRock Ultra-Short       2016     6,971,036     8.54 - 10.80      66,180,659
     Term Bond Sub-Account        2015     7,501,150     8.73 - 10.87      72,197,981
                                  2014     8,144,077     8.92 - 10.95      79,776,703
                                  2013     9,792,353     9.13 - 11.03      97,827,704
                                  2012    11,671,729     9.33 - 11.11     118,277,869

  MSF Frontier Mid Cap Growth     2016       404,243    18.44 - 20.80       7,999,144
     Sub-Account                  2015       451,098    17.73 - 20.04       8,635,312
     (Commenced 4/29/2013)        2014       512,550    17.69 - 19.79       9,719,764
                                  2013       595,060    16.33 - 18.08      10,360,655

  MSF Jennison Growth             2016     6,806,523     9.04 - 26.53     114,787,575
     Sub-Account                  2015     7,555,728     9.18 - 26.79     129,659,658
                                  2014     8,732,588     8.41 - 24.45     137,871,330
                                  2013    10,101,961     7.84 - 22.67     148,420,105
                                  2012    11,335,513     5.81 - 16.72     123,848,829

  MSF Loomis Sayles Small Cap     2016       766,457    16.71 - 20.02      14,417,183
     Growth Sub-Account           2015       821,988    16.06 - 19.02      14,739,169
                                  2014       920,263    16.14 - 18.89      16,437,900
                                  2013     1,040,645    16.30 - 18.86      18,599,238
                                  2012     1,207,677    11.19 - 12.80      14,713,432

  MSF Met/Artisan Mid Cap         2016     1,583,111    20.44 - 23.63      35,205,969
     Value Sub-Account            2015     1,752,245    17.04 - 19.51      32,306,647
                                  2014     1,977,751    19.30 - 21.88      41,046,463
                                  2013     2,247,174    19.41 - 21.81      46,665,594
                                  2012     2,399,851    14.54 - 16.18      37,104,282

  MSF Met/Dimensional             2016       221,680    19.54 - 22.00       4,598,162
     International Small Company  2015       190,177    18.87 - 20.94       3,794,658
     Sub-Account                  2014       177,587    18.24 - 19.95       3,407,349
                                  2013       180,142    19.99 - 21.54       3,758,039
                                  2012       132,829    16.05 - 17.01       2,209,316

  MSF Met/Wellington Core         2016     9,007,829    18.10 - 64.18     254,395,534
     Equity Opportunities         2015     8,189,551    17.28 - 58.38     186,920,427
     Sub-Account                  2014     9,536,001    17.28 - 57.51     215,500,540
                                  2013    11,167,683    16.00 - 52.46     231,721,832
                                  2012    12,607,989    12.26 - 39.59     199,635,905

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Bond Income       2016      3.02         0.75 - 1.90           0.93 - 2.10
     Sub-Account                  2015      3.68         0.75 - 1.90       (1.55) - (0.41)
                                  2014      3.26         0.75 - 1.90           4.80 - 6.01
                                  2013      3.75         0.75 - 1.90       (2.87) - (1.75)
                                  2012      2.52         0.75 - 1.90           5.25 - 6.48

  MSF BlackRock Capital           2016        --         0.75 - 1.90       (1.80) - (0.66)
     Appreciation Sub-Account     2015        --         0.75 - 1.90           4.28 - 5.48
                                  2014      0.06         0.75 - 1.90           6.85 - 8.08
                                  2013      0.84         0.75 - 1.90         31.69 - 33.22
                                  2012      0.32         0.75 - 1.90         12.21 - 13.51

  MSF BlackRock Ultra-Short       2016        --         0.75 - 2.35       (2.21) - (0.50)
     Term Bond Sub-Account        2015        --         0.75 - 2.35       (2.32) - (0.75)
                                  2014        --         0.75 - 2.35       (2.32) - (0.75)
                                  2013        --         0.75 - 2.35       (2.32) - (0.75)
                                  2012        --         0.75 - 2.35       (2.34) - (0.75)

  MSF Frontier Mid Cap Growth     2016        --         1.30 - 2.25           2.82 - 3.80
     Sub-Account                  2015        --         1.30 - 2.35           0.22 - 1.28
     (Commenced 4/29/2013)        2014        --         1.30 - 2.35           8.30 - 9.44
                                  2013        --         1.30 - 2.35         19.21 - 20.07

  MSF Jennison Growth             2016      0.04         0.75 - 2.35       (2.45) - (0.88)
     Sub-Account                  2015      0.03         0.75 - 2.35           7.97 - 9.71
                                  2014      0.05         0.75 - 2.35           6.22 - 7.93
                                  2013      0.23         0.75 - 2.35         33.56 - 35.71
                                  2012      0.01         0.75 - 2.35        (3.90) - 14.69

  MSF Loomis Sayles Small Cap     2016        --         0.75 - 1.90           4.05 - 5.25
     Growth Sub-Account           2015        --         0.75 - 1.90         (0.48) - 0.67
                                  2014        --         0.75 - 1.90         (0.97) - 0.18
                                  2013        --         0.75 - 1.90         45.59 - 47.27
                                  2012        --         0.75 - 1.90          8.80 - 10.06

  MSF Met/Artisan Mid Cap         2016      0.86         1.30 - 2.35         19.80 - 21.07
     Value Sub-Account            2015      0.92         1.30 - 2.35     (11.76) - (10.83)
                                  2014      0.53         1.30 - 2.35         (0.69) - 0.36
                                  2013      0.76         1.30 - 2.35         33.34 - 34.75
                                  2012      0.79         1.30 - 2.35          8.98 - 10.13

  MSF Met/Dimensional             2016      1.86         0.75 - 2.20           3.52 - 5.04
     International Small Company  2015      1.66         0.75 - 2.20           3.45 - 4.96
     Sub-Account                  2014      2.05         0.75 - 2.20       (8.73) - (7.39)
                                  2013      1.43         0.75 - 2.20         24.83 - 26.65
                                  2012      2.31         0.75 - 2.15         15.38 - 17.02

  MSF Met/Wellington Core         2016      1.67         0.75 - 2.35           0.66 - 6.44
     Equity Opportunities         2015      1.64         0.75 - 2.35         (0.11) - 1.50
     Sub-Account                  2014      0.57         0.75 - 2.35           7.88 - 9.62
                                  2013      1.27         0.75 - 2.35         30.43 - 32.53
                                  2012      0.71         0.75 - 2.35         10.07 - 11.86

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MSF MetLife Asset             2016       967,598    13.15 - 15.58      13,943,996
     Allocation 20 Sub-Account  2015       717,455    12.86 - 15.02       9,970,866
     (Commenced 4/28/2014)      2014       459,058    13.22 - 15.22       6,509,122

  MSF MetLife Asset             2016    68,430,242    13.44 - 16.33   1,052,085,077
     Allocation 40 Sub-Account  2015    75,171,316    12.97 - 15.51   1,102,776,836
     (Commenced 4/28/2014)      2014    84,501,252    13.43 - 15.80   1,268,860,895

  MSF MetLife Asset             2016   141,782,418    14.04 - 17.66   2,346,890,764
     Allocation 60 Sub-Account  2015   155,063,013    13.29 - 16.61   2,423,700,431
     (Commenced 4/28/2014)      2014   168,298,033    13.65 - 16.95   2,696,470,979

  MSF MetLife Asset             2016    94,037,132    14.27 - 18.40   1,542,949,172
     Allocation 80 Sub-Account  2015   102,900,180    13.38 - 17.15   1,583,646,939
     (Commenced 4/28/2014)      2014   113,396,391    13.81 - 17.57   1,801,099,928

  MSF MetLife Mid Cap Stock     2016       206,200    26.18 - 31.14       5,972,449
     Index Sub-Account          2015       238,711    22.32 - 26.27       5,875,895
                                2014       215,497    23.48 - 27.35       5,502,778
                                2013       181,460    22.01 - 25.37       4,308,813
                                2012       157,701    17.30 - 19.36       2,885,826

  MSF MetLife Stock Index       2016     2,342,862    16.54 - 21.84      48,567,319
     Sub-Account                2015     2,202,886    15.02 - 19.86      41,518,624
                                2014     2,387,218    15.06 - 19.94      45,315,772
                                2013     2,514,826    13.47 - 17.86      42,940,270
                                2012     2,675,025    10.35 - 13.74      35,257,651

  MSF MFS Total Return          2016     1,883,922    17.58 - 78.63      88,274,296
     Sub-Account                2015     2,072,502    16.43 - 72.73      89,837,469
                                2014     2,313,121    16.79 - 73.57     102,015,958
                                2013     2,545,086    15.78 - 68.40     106,290,336
                                2012     2,882,861    13.54 - 58.06     101,343,003

  MSF MFS Value Sub-Account     2016     6,204,163    14.16 - 30.00     178,751,424
                                2015     6,742,392    12.69 - 26.49     172,254,488
                                2014     7,443,156    13.03 - 26.79     192,672,878
                                2013     8,446,113    12.05 - 24.41     199,810,139
                                2012     2,908,311    15.39 - 18.17      51,556,774

  MSF MSCI EAFE Index           2016       190,960    11.73 - 13.82       2,494,019
     Sub-Account                2015       192,876    11.88 - 13.86       2,544,806
                                2014       186,586    12.30 - 14.23       2,553,009
                                2013       133,676    13.53 - 15.39       1,975,130
                                2012       115,412    11.38 - 12.84       1,428,217

  MSF Neuberger Berman          2016     1,622,186    20.57 - 31.70      42,776,681
     Genesis Sub-Account        2015     1,787,234    17.77 - 26.98      40,330,154
                                2014     2,001,920     1.25 - 27.08      45,538,005
                                2013     2,231,279     1.26 - 27.36      51,389,551
                                2012        86,174    17.28 - 18.63       1,568,334

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MSF MetLife Asset             2016      3.56         0.75 - 2.20          2.26 - 3.75
     Allocation 20 Sub-Account  2015      2.27         0.75 - 2.20      (2.75) - (1.33)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.20          1.43 - 2.43

  MSF MetLife Asset             2016      3.55         0.75 - 2.35          3.62 - 5.29
     Allocation 40 Sub-Account  2015      0.27         0.75 - 2.35      (3.37) - (1.81)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.35          2.14 - 3.25

  MSF MetLife Asset             2016      3.15         0.75 - 2.35          4.62 - 6.30
     Allocation 60 Sub-Account  2015      0.54         0.75 - 2.35      (3.56) - (2.01)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.35          2.91 - 4.03

  MSF MetLife Asset             2016      2.94         0.75 - 2.35          5.63 - 7.33
     Allocation 80 Sub-Account  2015      0.33         0.75 - 2.35      (3.98) - (2.43)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.35          3.51 - 4.63

  MSF MetLife Mid Cap Stock     2016      0.98         1.30 - 2.35        17.29 - 18.53
     Index Sub-Account          2015      0.88         1.30 - 2.35      (4.94) - (3.93)
                                2014      0.77         1.30 - 2.35          6.68 - 7.80
                                2013      0.93         1.30 - 2.35        29.67 - 31.04
                                2012      0.70         1.30 - 2.20        14.70 - 15.74

  MSF MetLife Stock Index       2016      1.80         1.30 - 2.20         8.96 - 10.12
     Sub-Account                2015      1.56         1.30 - 2.20      (1.28) - (0.24)
                                2014      1.51         1.30 - 2.20        10.64 - 11.79
                                2013      1.66         1.30 - 2.20        28.83 - 30.18
                                2012      1.58         1.30 - 2.20        12.90 - 14.14

  MSF MFS Total Return          2016      2.70         0.75 - 1.90          6.87 - 8.11
     Sub-Account                2015      2.40         0.75 - 1.90      (2.27) - (1.14)
                                2014      2.21         0.75 - 1.90          6.32 - 7.55
                                2013      2.42         0.75 - 1.90        16.47 - 17.81
                                2012      2.67         0.75 - 1.90         9.20 - 10.47

  MSF MFS Value Sub-Account     2016      2.02         0.75 - 2.35        11.45 - 13.24
                                2015      2.47         0.75 - 2.35      (2.68) - (1.11)
                                2014      1.55         0.75 - 2.25          8.10 - 9.74
                                2013      0.65         0.75 - 2.25        17.10 - 34.37
                                2012      1.68         0.75 - 1.90        14.12 - 15.45

  MSF MSCI EAFE Index           2016      2.59         1.30 - 2.20      (1.23) - (0.34)
     Sub-Account                2015      3.54         1.30 - 2.20      (3.46) - (2.59)
                                2014      2.04         1.30 - 2.20      (8.37) - (7.54)
                                2013      2.44         1.30 - 2.15        18.85 - 19.87
                                2012      2.39         1.30 - 2.15        15.42 - 16.41

  MSF Neuberger Berman          2016      0.28         0.75 - 2.35        15.64 - 17.68
     Genesis Sub-Account        2015      0.23         0.75 - 2.35      (1.95) - (0.27)
                                2014      0.26         0.75 - 2.35      (2.62) - (0.84)
                                2013      0.03         0.75 - 2.35        24.94 - 37.16
                                2012      0.13         1.30 - 1.90          7.68 - 8.33

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Russell 2000 Index         2016       184,537    25.88 - 30.47       5,270,961
     Sub-Account                 2015       190,582    21.88 - 25.53       4,560,702
                                 2014       206,428    23.42 - 27.09       5,229,295
                                 2013       205,392    22.86 - 26.21       5,051,812
                                 2012       120,336    16.92 - 19.22       2,196,528

  MSF T. Rowe Price Large Cap    2016     2,648,316     9.27 - 29.64      59,328,183
     Growth Sub-Account          2015     2,826,823     9.33 - 29.38      63,119,491
                                 2014     3,204,113     8.64 - 26.75      66,005,148
                                 2013     3,562,045     8.12 - 24.73      69,174,300
                                 2012     2,780,202    14.98 - 17.92      44,701,193

  MSF T. Rowe Price Small Cap    2016       383,309    31.18 - 40.08      13,279,921
     Growth Sub-Account          2015       354,053    28.50 - 36.17      11,167,946
                                 2014       375,563    28.35 - 35.52      11,725,054
                                 2013       429,823    27.09 - 33.51      12,760,475
                                 2012       487,872    19.15 - 23.38      10,185,329

  MSF Van Eck Global Natural     2016       296,411    12.23 - 13.55       3,944,489
     Resources Sub-Account       2015       369,982      8.56 - 9.50       3,455,455
                                 2014       301,045    13.01 - 14.23       4,214,021
                                 2013       268,347    16.38 - 17.66       4,673,270
                                 2012       313,419    15.12 - 16.07       4,971,114

  MSF Western Asset              2016     6,144,561    25.20 - 37.86     196,877,487
     Management Strategic Bond   2015       242,504    26.20 - 30.62       6,971,544
     Opportunities Sub-Account   2014       247,927    27.25 - 31.59       7,431,708
                                 2013       231,415    26.38 - 30.38       6,673,488
                                 2012       349,579    26.66 - 30.47      10,149,053

  MSF Western Asset              2016       281,647    14.94 - 18.25       4,704,631
     Management U.S. Government  2015       346,447    15.12 - 18.30       5,873,926
     Sub-Account                 2014       363,586    15.41 - 18.48       6,249,863
                                 2013       448,156    15.36 - 18.26       7,630,915
                                 2012       690,001    15.85 - 18.66      12,033,680

  PIMCO VIT High Yield           2016       246,210    20.41 - 22.83       5,415,580
     Sub-Account                 2015       276,491    18.50 - 20.57       5,486,232
                                 2014       311,582    19.17 - 21.19       6,384,603
                                 2013       360,577    18.91 - 20.77       7,251,876
                                 2012       431,112    18.22 - 19.90       8,310,003

  PIMCO VIT Low Duration         2016       566,101    13.82 - 15.39       8,295,577
     Sub-Account                 2015       568,417    13.89 - 15.37       8,388,727
                                 2014       580,004    14.11 - 15.52       8,692,822
                                 2013       616,336    14.26 - 15.59       9,300,726
                                 2012       761,796    14.56 - 15.82      11,694,147

  Putnam VT Equity Income        2016       695,231    26.75 - 31.31      20,896,054
     Sub-Account                 2015       784,971    23.99 - 27.75      20,986,060
                                 2014       910,786    25.22 - 28.84      25,431,923
                                 2013     1,082,521    22.81 - 25.79      27,161,854
                                 2012     1,285,126    17.56 - 19.63      24,604,839

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Russell 2000 Index         2016      1.08         1.30 - 2.20         18.29 - 19.36
     Sub-Account                 2015      0.95         1.30 - 2.20       (6.61) - (5.77)
                                 2014      0.95         1.30 - 2.20           2.45 - 3.38
                                 2013      1.02         1.30 - 2.20         35.12 - 36.34
                                 2012      0.86         1.30 - 2.20         13.41 - 14.44

  MSF T. Rowe Price Large Cap    2016      0.01         0.85 - 2.35         (0.83) - 0.90
     Growth Sub-Account          2015      0.02         0.85 - 2.35           7.95 - 9.84
                                 2014      0.01         0.85 - 2.35           6.30 - 8.16
                                 2013      0.10         0.85 - 2.35         26.10 - 37.98
                                 2012      0.02         0.85 - 1.90         16.43 - 17.96

  MSF T. Rowe Price Small Cap    2016      0.12         0.85 - 1.90          9.38 - 10.80
     Growth Sub-Account          2015      0.05         0.85 - 1.90           0.54 - 1.84
                                 2014      0.01         0.85 - 1.90           4.64 - 6.00
                                 2013      0.22         0.85 - 1.90         41.46 - 43.33
                                 2012        --         0.85 - 1.90         13.72 - 15.19

  MSF Van Eck Global Natural     2016      0.58         0.75 - 2.00         40.89 - 42.67
     Resources Sub-Account       2015      0.21         0.75 - 2.20     (34.22) - (33.26)
                                 2014      0.26         0.75 - 2.20     (20.59) - (19.43)
                                 2013      0.63         0.75 - 2.20           8.34 - 9.93
                                 2012        --         0.75 - 2.20           0.33 - 1.81

  MSF Western Asset              2016      2.23         0.75 - 2.35           3.36 - 7.49
     Management Strategic Bond   2015      4.73         1.30 - 1.90       (3.85) - (3.08)
     Opportunities Sub-Account   2014      5.28         1.30 - 1.90           3.31 - 4.00
                                 2013      4.87         1.30 - 1.90       (1.07) - (0.31)
                                 2012      3.42         1.30 - 1.90           9.19 - 9.94

  MSF Western Asset              2016      2.41         1.30 - 2.20       (1.18) - (0.28)
     Management U.S. Government  2015      2.02         1.30 - 2.20       (1.88) - (0.99)
     Sub-Account                 2014      1.73         1.30 - 2.20           0.32 - 1.23
                                 2013      2.12         1.30 - 2.20       (3.06) - (2.19)
                                 2012      1.91         1.30 - 2.20           0.79 - 1.71

  PIMCO VIT High Yield           2016      5.22         1.30 - 1.90         10.33 - 10.99
     Sub-Account                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)
                                 2014      5.29         1.30 - 1.90           1.39 - 2.01
                                 2013      5.46         1.30 - 1.90           3.74 - 4.37
                                 2012      5.78         1.30 - 1.90         12.14 - 12.81

  PIMCO VIT Low Duration         2016      1.49         1.30 - 1.90         (0.50) - 0.10
     Sub-Account                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)
                                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)
                                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)
                                 2012      1.91         1.30 - 1.90           3.85 - 4.48

  Putnam VT Equity Income        2016      1.89         0.75 - 1.90         11.51 - 12.79
     Sub-Account                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)
                                 2014      1.79         0.75 - 1.90         10.54 - 11.82
                                 2013      2.00         0.75 - 1.90         29.92 - 31.43
                                 2012      2.31         0.75 - 1.90         17.05 - 18.41

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  Putnam VT Multi-Cap Growth    2016        84,259    20.64 - 27.10      1,920,534
     Sub-Account                2015        91,294    19.49 - 25.47      1,949,587
                                2014        98,391    19.91 - 25.88      2,136,321
                                2013       127,086    17.86 - 23.10      2,459,478
                                2012       152,212    13.33 - 17.16      2,195,814

  Russell Aggressive Equity     2016        59,458    22.13 - 22.19      1,316,184
     Sub-Account                2015        63,858    18.91 - 18.97      1,208,068
                                2014        74,169    20.67 - 20.72      1,533,014
                                2013        78,396    20.64 - 20.69      1,617,960
                                2012       104,956    14.95 - 14.99      1,569,025

  Russell Core Bond             2016       268,809    19.78 - 19.86      5,317,684
     Sub-Account                2015       299,764    19.46 - 19.53      5,832,706
                                2014       326,880    19.76 - 19.83      6,459,200
                                2013       360,963    19.00 - 19.07      6,859,528
                                2012       447,192    19.55 - 19.63      8,745,140

  Russell Global Real Estate    2016        14,749    36.79 - 36.83        542,716
     Securities Sub-Account     2015        24,060    36.22 - 36.25        871,485
                                2014        27,947    36.64 - 36.67      1,024,007
                                2013        30,369    32.38 - 32.41        983,391
                                2012        37,475    31.68 - 31.71      1,187,295

  Russell Multi-Style Equity    2016       325,131    21.72 - 21.79      7,061,253
     Sub-Account                2015       360,251    19.90 - 19.98      7,171,525
                                2014       430,624    19.96 - 20.04      8,598,156
                                2013       468,451    18.13 - 18.19      8,492,111
                                2012       604,659    13.83 - 13.88      8,363,015

  Russell Non-U.S. Sub-Account  2016       151,347    16.56 - 16.62      2,506,309
                                2015       162,224    16.40 - 16.47      2,661,460
                                2014       183,050    16.86 - 16.92      3,086,079
                                2013       196,111    17.89 - 17.96      3,509,294
                                2012       253,272    14.88 - 14.94      3,770,152

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Putnam VT Multi-Cap Growth    2016      0.93         1.30 - 1.90          5.76 - 6.56
     Sub-Account                2015      0.69         1.30 - 1.90      (2.17) - (1.46)
                                2014      0.51         1.30 - 1.90        11.35 - 12.22
                                2013      0.72         1.30 - 1.90        33.87 - 34.85
                                2012      0.45         1.30 - 1.90        14.55 - 15.45

  Russell Aggressive Equity     2016      0.83                1.40                17.01
     Sub-Account                2015      0.67                1.40               (8.48)
                                2014      0.25                1.40                 0.15
                                2013      0.42                1.40                38.06
                                2012      1.04                1.40                14.22

  Russell Core Bond             2016      1.58                1.40                 1.67
     Sub-Account                2015      2.35                1.40               (1.53)
                                2014      1.56                1.40                 3.99
                                2013      1.41                1.40               (2.82)
                                2012      2.32                1.40                 6.86

  Russell Global Real Estate    2016      3.66                1.40                 1.59
     Securities Sub-Account     2015      1.60                1.40               (1.15)
                                2014      3.21                1.40                13.15
                                2013      4.06                1.40                 2.21
                                2012      4.97                1.40                25.77

  Russell Multi-Style Equity    2016      1.04                1.40                 9.10
     Sub-Account                2015      0.83                1.40               (0.30)
                                2014      1.18                1.40                10.15
                                2013      1.24                1.40                31.07
                                2012      1.14                1.40                14.07

  Russell Non-U.S. Sub-Account  2016      3.22                1.40                 0.94
                                2015      1.17                1.40               (2.69)
                                2014      1.97                1.40               (5.78)
                                2013      2.07                1.40                20.22
                                2012      1.77                1.40                18.14

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Sub-Accounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                            New Name

MetLife Investors Variable Annuity Account One         Brighthouse Variable Annuity Account C

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

     1.  Report of Independent Registered Public Accounting Firm



     2.  Statements of Assets and Liabilities as of December 31, 2016


     3.  Statements of Operations for the year ended December 31, 2016


     4. Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015



     5.  Notes to the Financial Statements


The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

     1.  Report of Independent Registered Public Accounting Firm



     2.  Consolidated Balance Sheets as of December 31, 2016 and 2015


     3. Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014




   4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014


     5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014


     6. Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014



     7.  Notes to the Consolidated Financial Statements


     8.  Financial Statement Schedules



b. Exhibits


1. (i) Resolutions of the Board of Directors of the COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (1)


   (ii) Revised and Restated Resolutions of Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004) (7)


   (iii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (32)


   (iv) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (32)


2. Not Applicable.


3. (i) Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (22)


   (a) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (32)


   (b) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (34)


   (ii) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (21)

   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (35)


   (iv)        Brighthouse Securities, LLC Sales Agreement (35)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (2)


   (ii)        Enhanced Dollar Cost Averaging Rider (2)


   (iii)       Three Month Market Entry Rider (2)


   (iv)        Death Benefit Rider - (Principal Protection) (2)


   (v)         Death Benefit Rider - (Compounded - Plus) (2)


   (vi)        Death Benefit Rider - (Annual Step-Up) (2)


   (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit) (2)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (2)


   (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (2)


   (x)         Terminal Illness Rider (2)


   (xi)        Individual Retirement Annuity Endorsement (2)


   (xii)       Roth Individual Retirement Annuity Endorsement (2)


   (xiii)      401 Plan Endorsement (2)


   (xiv)       Tax Sheltered Annuity Endorsement (2)


   (xv)        Unisex Annuity Rates Rider (2)


   (xvi) Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (3)


   (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-I 03/03) (4)


   (xviii) Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (GWB I) (6)



   (xix)       Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2
               (7/04) (7)



   (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02) (7)


   (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)
               (7)


   (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02) (7)


   (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02) (7)


   (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)
               (7)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2 (5/05) (8)


   (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (8)


   (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (8)


   (xxviii)    Form of Contract Schedule 7028-3 (5/05) (8)


   (xxix)      Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (9)


   (xxx) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (10)


   (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E
               (10)


   (xxxii)     Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05)
               (10)


   (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (11)


   (xxxiv)     Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus)
               (12)

   (xxxv)      Form of Contract Schedule (Enhanced GMIB Plus) (12)


   (xxxvi) Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (LWG I) (13)


   (xxxvii) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (13)


   (xxxiii) Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (EDB I) (14)


   (xxxix)     Form of Contract Schedule MLI-EDB (4/08) (EDB I) (14)


   (xl) Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (GMIB Plus II) (14)


   (xli) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (LWG II) (14)


   (xlii)      Form of Spousal Continuation Endorsement MLI-GMIB (2-10)-E (17)


   (xliii)     Qualified Distribution Program Endorsement MLI-RMD (7/10)-E
               (18)


   (xliv)      Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)
               (19)


   (xlv)       401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (20)


   (xlvi)      Non-Qualified Annuity Endorsement MLI-NQ (11-04)-I (32)


   (xlvii) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (32)



   (xlviii) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-16 (35)



5. (i)         Form of Variable Annuity Application (2)


   (ii) Form of Variable Annuity Application (Class B) 7029 (11/00) APPVA-504-B (5)


   (iii) Form of Variable Annuity Application (Class AA) 7029 (1/01) APPVA-504AA (5)


   (iv) Forms of Variable Annuity Application: Class VA 7029 (7/04) APPVA-504VA; Class AA 7029 (7/04) APPVA-504AA; and Class B 7029 (7/04) APPVA-504B (6)


   (v)         Form of Variable Annuity Application (Class VA) 7029 (1/05)
               APPVA105VA (8)


   (vi) Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (10)


   (vii) Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (10)


   (viii) Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA 606 (13)


   (ix) Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS 506 (13)


   (x) Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA 506 (13)


   (xi) Form of Variable Annuity Application (Class XC) 7029 (10/07) APPXC April 2008 (15)


   (xii) Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008 (16)


   (xiii) Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008 (16)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (32)


   (ii)        Copy of the Bylaws of the Company (32)



   (iii) Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (35)


   (iv)        Copy of Amended and Restated Bylaws of the Company (35)



7. Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (33)


8. (i)(a)      Participation Agreement Among AIM Variable Insurance Funds, AIM
               Distributors, Inc., The Travelers Insurance Company, The
               Travelers Life and Annuity Company and Travelers

               Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (22)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (23)


     (c) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (23)


     (d) Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and AIM Distributors, Inc. (effective November 17, 2014) (32)


   (ii)(a)     Amended and Restated Participation Agreement Among The
               Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (22)


     (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (26)


     (c) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (27)


     (d) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (28)


     (e) Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (32)


     (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014) (34)


   (iii)(a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (22)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut.
                (23)


     (c) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and
                December 28, 2004.) (22)


     (d) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut.
                (23)


     (e) Participation Agreement with Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. (effective November 17, 2014) (32)


   (iv)(a) Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (24)


     (b) Participation Agreement with MFS Variable Insurance Trust and MFS Fund Distributors, Inc. (effective November 17, 2014) (32)


   (v)(a) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (24)

     (b) Amendment dated April 18, 2011 to the Participation Agreement dated May 1, 2001 among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (25)


     (c) Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (effective November 17, 2014)(32)


   (vi)(a) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (24)


     (b) Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. (effective November 17, 2014) (32)


   (vii)(a)    Amended and Restated Participation Agreement Among The
               Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004) (22)


     (b) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (26)


     (c) Amendment to the Participation Agreement with Fidelity Variable Insurance Product Funds (effective November 17, 2014) (32)


   (viii)(a) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (29)


     (b) First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (27)


     (c) Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (27)


     (d)        Amendment to Participation Agreement with Met Investors Series
                Trust (32)


   (ix)(a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
               April 28, 2008.) (22)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (31)


     (c) Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014) (32)


     (d) Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015 (34)


     (e) Ninth Amendment to the Participation Agreement between MetLife Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014 (34)


   (x)(a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (30)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (27)



   (xi) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (35)

   (xii) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (35)



9.             Opinion of Counsel (32)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable


12.            Agreement Governing Contribution (1)



13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, John L. Rosenthal, Anant Bhalla and Lynn A. Dumais (filed herewith)

(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

(2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

(4) incorporated herein by reference to MetLife Investors USA Separate
    Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

(12) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 13, 2006.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 22, 2008.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 13, 2010.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on June 15, 2010.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 12, 2011.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 24, 2012.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 23, 2013.

(22) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.

(23) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 5, 2011.

(24) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 9, 2009.

(25) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 18 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 5, 2012.

(26) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 5, 2011.


(27) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 4, 2012.


(28) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 3, 2013.


(29) incorporated herein by reference to MetLife of CT Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) electronically filed April 6, 2006.


(30) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) electronically filed October 31, 2007.


(31) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) electronically filed April 5, 2011.


(32) incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.


(33) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) electronically filed April 28, 2015.


(34) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.



(35) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed April 12, 2017.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277




Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 45,807owners of qualified contracts and 37,807 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account



(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.





NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------





Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,161,672       $0              $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant



(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266



(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


(f)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647


(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111




ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS


Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, state of North Carolina, on the 12th day of April, 2017.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2017.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Kieran Mullins*                Director and Vice President
-------------------------------
Kieran Mullins

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 25, 2017

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10        Consent of Independent Registered Public Accounting Firm

13        Powers of Attorney